                                              1933 Act File No. 33-33852
                                              1940 Act File No. 811-6061

                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549

                                   Form N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933                    X

    Pre-Effective Amendment No.      .............................

    Post-Effective Amendment No.   35 ............................         X

                                     and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940            X

    Amendment No.   37 ...........................................         X

                             FEDERATED INDEX TRUST
               (Exact Name of Registrant as Specified in Charter)
                           Federated Investors Funds
                              5800 Corporate Drive
                      Pittsburgh, Pennsylvania 15237-7000
                    (Address of Principal Executive Offices)

                                 (412) 288-1900
                        (Registrant's Telephone Number)
                           John W. McGonigle, Esquire
                           Federated Investors Tower
                              1001 Liberty Avenue
                      Pittsburgh, Pennsylvania 15222-3779
                    (Name and Address of Agent for Service)
               (Notices should be sent to the Agent for Service)

It is proposed that this filing will become effective:

    immediately upon filing pursuant to paragraph (b)
 X  on December 28, 2007 pursuant to paragraph (b)
___ 60 days after filing pursuant to paragraph (a)(i)
_   on __________________ pursuant to paragraph (a)(i)
    75 days after filing pursuant to paragraph (a)(ii)
    on ________________  pursuant to paragraph (a)(ii) of Rule 485.

If appropriate, check the following box:

    This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

                                   Copies To:

                          Melanie C. Maloney, Esquire
                             Dickstein Shapiro LLP
                              1825 Eye Street, NW
                             Washington, DC  20006

Federated Investors
World-Class Investment Manager

Federated Max-Cap Index Fund

A Portfolio of Federated Index Trust

PROSPECTUS

December 31, 2007

CLASS C SHARES

A mutual fund seeking to provide investment results that generally correspond to the aggregate price and dividend performance of publicly-traded common stocks comprising the Standard & Poor’s 500 Composite Stock Price Index. The Fund is neither sponsored by nor affiliated with Standard & Poor’s.

As with all mutual funds, the Securities and Exchange Commission (SEC) has not approved or disapproved these securities or passed upon the adequacy of this prospectus. Any representation to the contrary is a criminal offense.

Not FDIC Insured * May Lose Value * No Bank Guarantee

CONTENTS

Risk/Return Summary	1
What are the Fund’s Fees and Expenses?	5
What are the Fund’s Investment Strategies?	6
What are the Principal Securities in Which the Fund Invests?	8
What are the Specific Risks of Investing in the Fund?	12
What Do Shares Cost?	14
How is the Fund Sold?	18
Payments to Financial Intermediaries	18
How to Purchase Shares	20
How to Redeem and Exchange Shares	22
Account and Share Information	25
Who Manages the Fund?	28
Legal Proceedings	30
Financial Information	31
Appendix A: Hypothetical Investment and Expense Information	33

Risk/Return Summary

WHAT IS THE FUND’S INVESTMENT OBJECTIVE?

The Fund’s investment objective is to provide investment results that generally correspond to the aggregate price and dividend performance of publicly-traded common stocks comprising the Standard & Poor’s 500 Composite Stock Price Index (Index). While there is no assurance that the Fund will achieve its investment objective, it endeavors to do so by following the strategies and policies described in this prospectus.

WHAT ARE THE FUND’S MAIN INVESTMENT STRATEGIES?

The Fund normally invests its assets primarily in common stocks included in the Index.

The Fund’s investment manager (Manager) has received an exemptive order from the SEC to permit the Trust and the Board of Trustees (the “Board”) to appoint and replace subadvisers for the Fund and to enter into and amend the Fund’s subadvisory agreements without further shareholder approval. See “Who Manages the Fund?”

WHAT ARE THE MAIN RISKS OF INVESTING IN THE FUND?

All mutual funds take investment risks. Therefore, it is possible to lose money by investing in the Fund. The primary factors that may reduce the Fund’s returns include:

  Stock Market Risks. The value of equity securities in the Fund’s portfolio will fluctuate and, as a result, the Fund’s Share price may decline suddenly or over a sustained period of time.
  Sector Risks. Because the Fund may allocate relatively more assets to certain industry sectors than others, the Fund’s performance may be more susceptible to any developments which affect those sectors emphasized by the Fund.

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  Leverage Risks. Leverage risk is created when an investment exposes the Fund to a level of risk that exceeds the amount invested. Changes in the value of such an investment magnify the Fund’s risk of loss and potential for gain.
  Liquidity Risks. Liquidity risk refers to the possibility that the Fund may not be able to sell a security or close out a derivative contract when it wants to. If this happens, the Fund will be required to continue to hold the security or keep the position open, and the Fund could incur losses. Over-the-counter (OTC) derivative contracts generally carry greater liquidity risk than exchange-traded contracts.
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  Risks of Investing in Derivative Contracts and Hybrid Instruments. Derivative contracts and hybrid instruments involve risks different from, or possibly greater than, risks associated with investing directly in securities and other traditional investments. Specific risk issues related to the use of such contracts and instruments include valuation and tax issues, increased potential for losses and/or costs to the Fund, and a potential reduction in gains to the Fund. Each of these issues is described in greater detail in this prospectus. Derivative contracts and hybrid instruments may also involve other risks described in this prospectus or the Fund’s Statement of Additional Information (SAI), such as stock market, credit, liquidity and leverage risks.
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  Credit Risk. Credit risk includes the possibility that a party to a transaction involving the Fund will fail to meet its obligations.
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The Shares offered by this prospectus are not deposits or obligations of any bank, are not endorsed or guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other government agency.

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Risk/Return Bar Chart and Table

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The performance information shown below will help you analyze the Fund’s investment risks in light of its historical returns. The bar chart shows the variability of the Fund’s Class C Shares total returns on a calendar year-by-year basis. The Average Annual Total Return table shows returns averaged over the stated periods, and includes comparative performance information. The Fund’s performance will fluctuate, and past performance (before and after taxes) is no guarantee of future results.

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The total returns shown in the bar chart do not reflect the payment of any sales charges or recurring shareholder account fees. If these charges or fees had been included, the returns shown would have been lower.

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The Fund’s Class C Shares total return for the nine-month period from January 1, 2007 to September 30, 2007 was 7.92%.

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Within the period shown in the bar chart, the Fund’s Class C Shares highest quarterly return was 20.87% (quarter ended December 31, 1998). Its lowest quarterly return was (17.55)% (quarter ended September 30, 2002).

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Average Annual Total Return Table

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The Average Annual Total Returns for the Fund’s Class C Shares are reduced to reflect applicable sales charges. Return Before Taxes is shown. In addition, Return After Taxes is shown for the Fund’s Class C Shares to illustrate the effect of federal taxes on Fund returns. Actual after-tax returns depend on each investor’s personal tax situation, and are likely to differ from those shown. The table also shows returns for the Standard and Poor’s 500 Index (S&P 500), a broad-based market index that measures the performance of the broad domestic economy through changes in the aggregate market value of 500 stocks representing all major industries. Index returns do not reflect taxes, sales charges, expenses or other fees that the SEC requires to be reflected in the Fund’s performance. Indexes are unmanaged and it is not possible to invest directly in an index.

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(For the periods ended December 31, 2006)

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	1 Year	5 Years	Start of Performance[1]

Class C Shares:[2]

Return Before Taxes	13.26%	4.82%	5.06%

Return After Taxes on Distributions[3]	11.85%	4.38%	4.62%

Return After Taxes on Distributions and Sale of Fund Shares[3]	10.30%	4.05%	4.25%

S&P 500	15.77%	6.19%	8.42%

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1 The Fund’s Class C Shares start of performance was November 10, 1997.

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2 Historical returns do not include the effect of a 1.00% front-end sales charge on Class C Shares purchased prior to February 1, 2007. Effective February 1, 2007, this sales charge was eliminated.

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3 After-tax returns are calculated using a standard set of assumptions. The stated returns assume the highest historical federal income and capital gains tax rates. Return After Taxes on Distributions assumes a continued investment in the Fund and shows the effect of taxes on Fund distributions. Return After Taxes on Distributions and Sale of Fund Shares assumes all shares were redeemed at the end of each measurement period, and shows the effect of any taxable gain (or offsetting loss) on redemption, as well as the effects of taxes on Fund distributions. These after-tax returns do not reflect the effect of any applicable state and local taxes. After-tax returns are not relevant to investors holding Shares through tax-deferred programs, such as IRA or 401(k) plans.

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What are the Fund’s Fees and Expenses?

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FEDERATED MAX-CAP INDEX FUND

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FEES AND EXPENSES

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This table describes the fees and expenses that you may pay if you buy and hold Class C Shares of the Fund.

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Shareholder Fees
Fees Paid Directly From Your Investment
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	None
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, as applicable)	1.00%
Maximum Sales Charge (Load) Imposed on Reinvested Dividends (and other Distributions) (as a percentage of offering price)	None
Redemption Fee (as a percentage of amount redeemed, if applicable)	None
Exchange Fee	None

Annual Fund Operating Expenses (Before Waiver)[1]
Expenses That are Deducted From Fund Assets (as a percentage of average net assets)
Management Fee[2]	0.30%
Distribution (12b-1) Fee	0.75%
Other Expenses[3]	0.37%
Total Direct Annual Fund Operating Expenses	1.42%

Acquired Fund Fees and Expenses[4]	0.01%

Total Direct and Acquired Annual Fund Operating Expenses[5]	1.43%

1 The percentages shown are based on expenses for the entire fiscal year ended October 31, 2007. However, the rate at which expenses are accrued during the fiscal year may not be constant and, at any particular point, may be greater or less than the stated average percentage. Although not obligated to do so, the Manager waived certain amounts. These are shown below along with the net expenses the Fund actually paid for the fiscal year ended October 31, 2007.

Total Waiver of Fund Expenses	0.02%
Total Actual Direct and Acquired Annual Fund Operating Expenses (after waiver)	1.41%

2 The Manager voluntarily waived a portion of the management fee. The Manager can terminate this voluntary waiver at any time. The management fee paid by the Fund (after the voluntary waiver) was 0.28% for the fiscal year ended October 31, 2007.

3 Includes a shareholder service fee/account administration fee which is used to compensate intermediaries for shareholder services or account administrative services. Also includes a record keeping fee which is used to compensate intermediaries for record keeping services. Please see “Payments to Financial Intermediaries” herein.

4 The Fund’s shareholders indirectly bear the expenses of the acquired funds in which the Fund invests. The Fund’s estimated indirect expense from investing in the acquired funds is based upon the average allocation of the Fund's investment in the acquired funds and upon the actual total operating expenses of the acquired funds (including any current waivers and expense limitations) for the fiscal year ended October 31, 2007. Actual acquired fund expenses incurred by the Fund may vary with changes in the allocation of the Fund assets among the acquired funds and with other events that directly affect the expenses of the acquired funds.

5 The Manager and its affiliates have voluntarily agreed to waive their fees and/or reimburse expenses, excluding Acquired Fund Fees and Expenses, so that the total operating expenses paid by the Fund’s Class C Shares (after the voluntary waivers and reimbursements) will not exceed 1.45% for the fiscal year ending October 31, 2008. Although these actions are voluntary, the Manager and its affiliates have agreed not to terminate these waivers and/or reimbursements until after December 31, 2008.

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EXAMPLE

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This Example is intended to help you compare the cost of investing in the Fund’s Class C Shares with the cost of investing in other mutual funds.

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The Example assumes that you invest $10,000 in the Fund’s Class C Shares for the time periods indicated and then redeem all of your Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s Class C Shares operating expenses are before waiver as shown in the table and remain the same. Although your actual costs and returns may be higher or lower, based on these assumptions your costs would be:

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	1 Year	3 Years	5 Years	10 Years

Expenses assuming redemption	$246	$452	$782	$1,713

Expenses assuming no redemption	$146	$452	$782	$1,713

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What are the Fund’s Investment Strategies?

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In pursuing its investment objective, the Fund normally invests its assets primarily in common stocks included in the Index. As of September 30, 2007, the capitalization range of the issuers comprising the Index was $1.3 billion to $513.4 billion. As of the same date, the weighted median market capitalization of the Fund was $13.1 billion. Market capitalization is determined by multiplying the number of outstanding shares of an issuer by the current market price per share. Except as noted below, the Fund seeks to reduce the difference in the Fund’s portfolio performance relative to the Index (“tracking error”) by investing in a portfolio that seeks to replicate, as closely as possible, the composition of the Index. The Fund attempts to achieve a 0.95 or better correlation between the performance of the Fund, before expenses, and that of the Index. The Fund also may employ the following strategies to attempt to further reduce tracking error: (1) buying and selling securities after announced changes in the Index but before or after the effective date of the changes; (2) purchasing Index futures contracts in amounts approximating the cash held in the Fund’s portfolio and any cash expected to be received upon the closing of pending acquisitions; (3) lending the Fund’s securities to broker/dealers or other institutions to earn income for the Fund; and (4) purchasing domestically traded share classes of Index companies other than the share class included in the Index.

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With respect to approximately 20% of the Fund’s portfolio, the subadviser, under normal circumstances, will use enhanced management techniques. The subadviser’s principal enhanced technique will be to slightly over or under- weight positions in a limited number of securities within the Index based upon the subadviser’s quantitative analysis of the securities. The analysis seeks to identify securities likely to have predictable returns based on a number of strategies including events affecting the issuer (either positive or negative), valuation, price momentum, earnings surprises and seasonal patterns. The Fund may also sell covered call options and sell put options on the portion of the positions that are being over or underweighted or positions not replicated within the enhanced portion of the Fund. Additionally, the subadviser may purchase substitutes for securities within the Index when the subadviser believes such substitutes will closely track the performance of a security within the Index but offer better returns. Such substitutes include purchasing convertible bonds, buying different share classes of Index securities, buying Index securities on different exchanges, purchasing the securities of companies targeted for acquisition by a company within the Index or purchasing non-Index securities that are included on an index with a comparable style and capitalization (this may include buying and selling non-Index securities to be included in an index after the announced change in the index). Finally, the subadviser may invest in stocks not represented in the Index that are subject to pending cash acquisitions when the subadviser believes the risk of the acquisitions failing to close is minimal and offers better returns than available cash instruments.

These enhanced management techniques are designed to help the Fund pursue its investment objective by seeking to improve its portfolio relative to the Index to compensate for Fund expenses and tracking error.

Because the Fund refers to index investments in its name, it will notify shareholders at least 60 days in advance of any changes in its investment policies that would enable the Fund to normally invest less than 80% of its assets in index investments.

What are the Principal Securities in Which the Fund Invests?

EQUITY SECURITIES

Equity securities represent a share of an issuer’s earnings and assets, after the issuer pays its liabilities. The Fund cannot predict the income it will receive from equity securities because issuers generally have discretion as to the payment of any dividends or distributions. However, equity securities offer greater potential for appreciation than many other types of securities, because their value increases directly with the value of the issuer’s business. The following describes the types of equity securities in which the Fund may invest:

Common Stocks

Common stocks are the most prevalent type of equity security. Common stocks receive the issuer’s earnings after the issuer pays its creditors and any preferred stockholders. As a result, changes in an issuer’s earnings directly influence the value of its common stock.

CONVERTIBLE SECURITIES

Convertible securities are fixed-income securities that the Fund has the option to exchange for equity securities at a specified conversion price. The option allows the Fund to realize additional returns if the market price of the equity securities exceeds the conversion price. For example, the Fund may hold fixed-income securities that are convertible into shares of common stock at a conver-sion price of $10 per share. If the market value of the shares of common stock reached $12, the Fund could realize an additional $2 per share by converting its fixed-income securities.

Convertible securities have lower yields than comparable fixed-income securities. In addition, at the time a convertible security is issued the conversion price exceeds the market value of the underlying equity securities. Thus, convertible securities may provide lower returns than non-convertible fixed-income securities or equity securities depending upon changes in the price of the underlying equity securities. However, convertible securities permit the Fund to realize some of the potential appreciation of the underlying equity securities with less risk of losing its initial investment.

DERIVATIVE CONTRACTS

Derivative contracts are financial instruments that require payments based upon changes in the values of designated securities, commodities, currencies, indices, or other assets or instruments including other derivative contracts, (each a “Reference Instrument” and collectively, “Reference Instruments”). Each party to a derivative contract is referred to as a counterparty. Some derivative contracts require payments relating to an actual, future trade involving the Reference Instrument. These types of derivatives are frequently referred to as “physically settled” derivatives. Other derivative contracts require payments relating to the income or returns from, or changes in the market value of, a Reference Instrument. These types of derivatives are known as “cash settled” derivatives, since they require cash payments in lieu of delivery of the Reference Instrument.

Many derivative contracts are traded on securities or commodities exchanges. In this case, the exchange sets all the terms of the contract except for the price. Investors make payments due under their contracts through the exchange. Most exchanges require investors to maintain margin accounts through their brokers to cover their potential obligations to the exchange. Parties to the contract make (or collect) daily payments to the margin accounts to reflect losses (or gains) in the value of their contracts. This protects investors against potential defaults by the counterparty. Trading contracts on an exchange also allows investors to close out their contracts by entering into offsetting contracts.

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The Fund may also trade derivative contracts over-the-counter (OTC) in transactions negotiated directly between the Fund and the counterparty. OTC contracts do not necessarily have standard terms, so they may be less liquid and more difficult to close out than exchange-traded contracts. In addition, OTC contracts with more specialized terms may be more difficult to value than exchange traded contracts, especially in times of financial stress.

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Depending on how the Fund uses derivative contracts and the relationships between the market value of a derivative contract and the Reference Instrument, derivative contracts may increase or decrease the Fund’s exposure to the risks of the Reference Instrument, and may also expose the fund to liquidity and leverage risks. OTC contracts also expose the Fund to credit risks in the event that a counterparty defaults on the contract.

Payment obligations arising in connection with derivative contracts are frequently required to be secured with collateral (in the case of OTC contracts) or margin (in the case of exchange-traded contracts, as previously noted).

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The Fund may invest in a derivative contract if it is permitted to own, invest in, or otherwise have economic exposure to the Reference Instrument. The Fund is not required to own a Reference Instrument in order to buy or sell a derivative contract relating to that Reference Instrument. The Fund may trade in the following specific types and/or combinations of derivative contracts:

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Futures Contracts

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Futures contracts provide for the future sale by one party and purchase by another party of a specified amount of a Reference Instrument at a specified price, date and time. Entering into a contract to buy a Reference Instrument is commonly referred to as buying a contract or holding a long position in the asset. Entering into a contract to sell a Reference Instrument is commonly referred to as selling a contract or holding a short position in the Reference Instrument. Futures contracts are considered to be commodity contracts. The Fund has claimed an exclusion from the definition of the term “commodity pool operator” under the Commodity Exchange Act and, therefore, is not subject to registration or regulation as a commodity pool operator under that Act. Futures contracts traded OTC are frequently referred to as forward contracts. The Fund can buy or sell financial futures (such as index futures and security futures).

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Option Contracts

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Option contracts (also called “options”) are rights to buy or sell a Reference Instrument for a specified price (the exercise price) during, or at the end of, a specified period. The seller (or writer) of the option receives a payment, or premium, from the buyer, which the writer keeps regardless of whether the buyer uses (or exercises) the option. A call option gives the holder (buyer) the right to buy the Reference Instrument from the seller (writer) of the option. A put option gives the holder the right to sell the Reference Instrument to the writer of the option. Options can trade on exchanges or in the OTC market and may be bought or sold on a wide variety of Reference Instruments. Options that are written on futures contracts will be subject to margin requirements similar to those applied to futures contracts.

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Swap Contracts

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A swap contract (also known as a “swap”) is a type of derivative contract in which two parties agree to pay each other (swap) the returns derived from Reference Instruments. Swaps do not always involve the delivery of the Reference Instruments by either party, and the parties might not own the Reference Instruments underlying the swap. The payments are usually made on a net basis so that, on any given day, the Fund would receive (or pay) only the amount by which its payment under the contract is less than (or exceeds) the amount of the other party’s payment. Swap agreements are sophisticated instruments that can take many different forms and are known by a variety of names.

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Common types of swaps in which the Fund may invest include total return swaps.

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HYBRID INSTRUMENTS

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Hybrid instruments combine elements of two different kinds of securities or financial instruments (such as a derivative contract). Frequently, the value of a hybrid instrument is determined by reference to changes in the value of a Reference Instrument (that is a designated security, commodity, currency, index, or other asset or instrument including a derivative contract). The Fund may use hybrid instruments only in connection with permissible investment activities. Hybrid instruments can take on many forms including, but not limited to, the following forms. First, a common form of a hybrid instrument combines elements of a derivative contract with those of another security (typically a fixed-income security). In this case all or a portion of the interest or principal payable on a hybrid security is determined by reference to changes in the price of a Reference Instrument. Second, a hybrid instrument may also combine elements of a fixed-income security and an equity security. Third, hybrid instruments may include convertible securities with conversion terms related to a Reference Instrument.

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Depending on the type and terms of the hybrid instrument, its risks may reflect a combination of the risks of investing in the Reference Instrument with the risks of investing in other securities, currencies, and derivative contracts. Thus, an investment in a hybrid instrument may entail significant risks in addition to those associated with traditional investments or the Reference Instrument. Hybrid instruments are also potentially more volatile than traditional securities or the Reference Instrument. Moreover, depending on the structure of the particular hybrid, it may expose the Fund to leverage risks or carry liquidity risks.

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ASSET SEGREGATION

In order to secure its obligations in connection with derivative contracts or special transactions, the Fund will either own the underlying assets, enter into offsetting transactions or set aside cash or readily marketable securities. This requirement may cause the Fund to miss favorable trading opportunities, due to a lack of sufficient cash or readily marketable securities. This requirement may also cause the Fund to realize losses on offsetting or terminated derivative contracts or special transactions.

SECURITIES LENDING

The Fund may lend portfolio securities to borrowers that the Manager deems creditworthy. In return, the Fund receives cash or liquid securities from the borrower as collateral. The borrower must furnish additional collateral if the market value of the loaned securities increases. Also, the borrower must pay the Fund the equivalent of any dividends or interest received on the loaned securities.

The Fund will reinvest cash collateral in securities that qualify as an acceptable investment for the Fund. However, the Fund must pay interest to the borrower for the use of cash collateral.

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Loans are subject to termination at the option of the Fund or the borrower. The Fund will not have the right to vote on securities while they are on loan. However, the Fund will attempt to terminate a loan in an effort to reacquire the securities in time to vote on matters that are deemed to be material by the Manager. There can be no assurance that the Fund will have sufficient notice of such matters to be able to terminate the loan in time to vote thereon. The Fund may pay administrative and custodial fees in connection with a loan and may pay a negotiated portion of the interest earned on the cash collateral to a securities lending agent or broker.

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Securities lending activities are subject to credit and leverage risks.

INVESTING IN SECURITIES OF OTHER INVESTMENT COMPANIES

The Fund may invest its assets in securities of other investment companies, including the securities of affiliated money market funds, as an efficient means of implementing its investment strategies and/or managing its uninvested cash. These other investment companies are managed independently of the Fund and incur additional fees and/or expenses which would, therefore, be borne indirectly by the Fund in connection with any such investment. However, the Adviser believes that the benefits and efficiencies of this approach should outweigh the potential additional fees and/or expenses. The Fund may invest in money market securities directly.

The Funds may invest in ETFs as an efficient means of carrying out its investment strategies. As with traditional mutual funds, ETFs charge asset-based fees, although these fees tend to be relatively low. ETFs are traded on stock exchanges or on the over-the-counter market. ETFs do not charge initial sales charges or redemption fees and investors pay only customary brokerage fees to buy and sell ETF shares.

What are the Specific Risks of Investing in the Fund?

STOCK MARKET RISKS

The value of equity securities in the Fund’s portfolio will rise and fall. These fluctuations could be a sustained trend or a drastic movement. The Fund’s portfolio will reflect changes in prices of individual portfolio stocks or general changes in stock valuations. Consequently, the Fund’s Share price may decline. The Fund’s investment in stock index futures will be subject to the same risk.

The enhanced management techniques described in the investment strategy may not work as intended and therefore may cause the Fund’s Share price to decline or cause the Fund to underperform the Index.

SECTOR RISKS

Companies with similar characteristics may be grouped together in broad categories called sectors. Sector risk is the possibility that a certain sector may underperform other sectors or the market as a whole. As the Manager allocates more of the Fund’s portfolio holdings to a particular sector, the Fund’s performance will be more susceptible to any economic, business or other developments which generally affect that sector.

LEVERAGE RISKS

Leverage risk is created when an investment exposes the Fund to a level of risk that exceeds the amount invested. Changes in the value of such an investment magnify the Fund’s risk of loss and potential for gain. Investments can have these same results if their returns are based on a multiple of a specified index, security or other benchmark.

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LIQUIDITY RISKS

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Trading opportunities are more limited for equity securities that are not widely held. This may make it more difficult to sell or buy a security at a favorable price or time. Consequently, the Fund may have to accept a lower price to sell a security, sell other securities to raise cash or give up an investment opportunity, any of which could have a negative effect on the Fund’s performance. Infrequent trading of securities may also lead to an increase in their price volatility.

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Liquidity risk also refers to the possibility that the Fund may not be able to sell a security or close out a derivative contract when it wants to. If this happens, the Fund will be required to continue to hold the security or keep the position open, and the Fund could incur losses.

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OTC derivative contracts generally carry greater liquidity risk than exchange-traded contracts. This risk may be increased in times of financial stress, if the trading market for OTC derivative contracts becomes restricted.

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RISKS OF INVESTING IN DERIVATIVE CONTRACTS AND HYBRID INSTRUMENTS

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The Fund’s use of derivative contracts and hybrid instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments. First, changes in the value of the derivative contracts and hybrid instruments in which the Fund invests may not be correlated with changes in the value of the underlying Reference Instruments or, if they are correlated, may move in the opposite direction than originally anticipated. Second, while some strategies involving derivatives may reduce the risk of loss, they may also reduce potential gains or, in some cases, result in losses by offsetting favorable price movements in portfolio holdings. Third, there is a risk that derivative contracts and hybrid instruments may be erroneously priced or improperly valued and, as a result, the Fund may need to make increased cash payments to the counterparty. Fourth, derivative contracts and hybrid instruments may cause the Fund to realize increased ordinary income or short-term capital gains (which are treated as ordinary income for Federal income tax purposes) and, as a result, may increase taxable distributions to shareholders. Fifth, a common provision in OTC derivative contracts permits the counterparty to terminate any such contract between it and the Fund, if the value of the Fund’s total net assets declines below a specified level over a given time period. Factors that may contribute to such a decline (which usually must be substantial) include significant shareholder redemptions and/or a marked decrease in the market value of the Fund’s investments. Any such termination of the Fund’s OTC derivative contracts may adversely affect the Fund (for example, by increasing losses and/or costs, and/or preventing the Fund from fully implementing its investment strategies). Finally, derivative contracts and hybrid instruments may also involve other risks described in this prospectus or in the Fund’s SAI, such as stock market, credit, liquidity and leverage risks.

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CREDIT RISKS

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Credit risk includes the possibility that a party to a transaction involving the Fund will fail to meet its obligations. This could cause the Fund to lose the benefit of the transaction or prevent the Fund from selling or buying other securities to implement its investment strategy.

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What Do Shares Cost?

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When the Fund receives your transaction request in proper form (as described in this prospectus), it is processed at the next calculated net asset value of a Share (NAV). A Share’s NAV is determined as of the end of regular trading on the New York Stock Exchange (NYSE) (normally 4:00 p.m. Eastern time) each day the NYSE is open. The Fund calculates the NAV of each class by valuing the assets allocated to the Share’s class, subtracting the liabilities allocated to the class and dividing the balance by the number of Shares of the class outstanding. The Fund’s current NAV and public offering price may be found at FederatedInvestors.com and in the mutual funds section of certain newspapers under “Federated.” You can purchase, redeem or exchange Shares any day the NYSE is open. When the Fund holds securities that trade principally in foreign markets on days the NYSE is closed, the value of the Fund’s assets may change on days you cannot purchase or redeem Shares. This may also occur when the U.S. markets for fixed-income securities are open on a day the NYSE is closed.

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In calculating its NAV, the Fund generally values investments as follows:

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  Equity securities listed on an exchange or traded through a regulated market system are valued at their last reported sale price or official closing price in their principal exchange or market.
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  Derivative contracts listed on exchanges are valued at their reported settlement or closing price.
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  OTC derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Board of Trustees (Board).
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If the Fund cannot obtain a price or price evaluation from a pricing service for an investment, the Fund may attempt to value the investment based upon the mean of bid and asked quotations, or fair value the investment based on price evaluations, from one or more dealers. If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could purchase or sell an investment at the price used to calculate the Fund’s NAV.

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Shares of other mutual funds are valued based upon their reported NAVs. The prospectuses for these mutual funds explain the circumstances under which they will use fair value pricing and the effects of using fair value pricing.

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FAIR VALUATION AND SIGNIFICANT EVENTS PROCEDURES

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The Board has ultimate responsibility for determining the fair value of investments for which market quotations are not readily available. The Board has appointed a Valuation Committee comprised of officers of the Fund and of the Adviser to assist in this responsibility and in overseeing the calculation of the NAV. The Board has also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Board. The Board periodically reviews and approves the fair valuations made by the Valuation Committee and any changes made to the procedures. The Fund’s Statement of Additional Information (SAI) discusses the methods used by pricing services and the Valuation Committee to value investments.

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Using fair value to price investments may result in a value that is different from an investment’s most recent closing price and from the prices used by other mutual funds to calculate their NAVs. The Valuation Committee generally will not change an investment’s fair value in the absence of new information relating to the investment or its issuer such as changes in the issuer’s business or financial results, or relating to external market factors, such as trends in the market values of comparable securities. This may result in less frequent, and larger, changes in fair values as compared to prices based on market quotations or price evaluations from pricing services or dealers.

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The Board also has adopted procedures requiring an investment to be priced at its fair value whenever the Adviser determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment’s value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:

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  With respect to securities traded in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures or options contracts;
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  With respect to price evaluations of fixed-income securities determined before the close of regular trading on the NYSE, actions by the Federal Reserve Open Market Committee and other significant trends in U.S. fixed-income markets;
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  Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded; and
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  Announcements concerning matters such as acquisitions, recapitalizations, or litigation developments, or a natural disaster affecting the issuer’s operations or regulatory changes or market developments affecting the issuer’s industry.
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The Valuation Committee uses a pricing service to determine the fair value of securities traded principally in foreign markets when the Adviser determines that there has been a significant trend in the U.S. equity markets or in index futures trading. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Valuation Committee will determine the fair value of the investment using another method approved by the Board. The Board has ultimate responsibility for any fair valuations made in response to a significant event.

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The fair valuation of securities following a significant event can serve to reduce arbitrage opportunities for short-term traders to profit at the expense of long-term investors in the Fund. For example, such arbitrage opportunities may exist when the market on which portfolio securities are traded closes before the Fund calculates its NAV, which is typically the case with Asian and European markets. However, there is no assurance that these significant event procedures will prevent dilution of the NAV by short-term traders. See “Account and Share Information--Frequent Trading Policies” for other procedures the Fund employs to deter such short-term trading.

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The following table summarizes the minimum required investment amount and the maximum sales charge, if any, that you will pay on an investment in the Fund. Keep in mind that financial intermediaries may charge you fees for their services in connection with your Share transactions.

	Minimum Initial/Subsequent Investment Amounts[1]	Maximum Sales Charges

Shares Offered		Front-End Sales Charge[2]	Contingent Deferred Sales Charge[3]

Class C	$1,500/$100	None	1.00%

1 The minimum initial and subsequent investment amounts for retirement plans are $250 and $100, respectively. The minimum subsequent investment amount for Systematic Investment Programs (SIP) is $50. Financial intermediaries may impose higher or lower minimum investment requirements on their customers than those imposed by the Fund.

2 Front-End Sales Charge is expressed as a percentage of public offering price. See “Sales Charge When You Purchase.”

3 See “Sales Charge When You Redeem.”

SALES CHARGE WHEN YOU REDEEM

Your redemption proceeds may be reduced by a sales charge, commonly referred to as a contingent deferred sales charge (CDSC).

To keep the sales charge as low as possible, the Fund redeems your Shares in this order:

  Shares that are not subject to a CDSC; and
  Shares held the longest (to determine the number of years your Shares have been held, include the time you held shares of other Federated funds that have been exchanged for Shares of this Fund).

The CDSC is then calculated using the Share price at the time of purchase or redemption, whichever is lower.

Class C Shares:

You will pay a 1.00% CDSC if you redeem Shares within 12 months of the purchase date.

If your investment qualifies for an elimination of the CDSC, you or your financial intermediary must notify the Transfer Agent at the time of redemption. If the Transfer Agent is not notified, the CDSC will apply.

Contingent upon notification to the Transfer Agent, you will not be charged a CDSC when redeeming Shares:

  following the death of the last surviving shareholder on the account or your post-purchase disability, as defined in Section 72(m)(7) of the Internal Revenue Code of 1986 (the beneficiary on an account with a Transfer on Death registration is deemed the last surviving shareholder on the account);
  representing minimum required distributions from an Individual Retirement Account or other retirement plan to a shareholder who has attained the age of 70½;
  purchased within 120 days of a previous redemption of Shares, to the extent that the value of the Shares purchased was equal to or less than the value of the previous redemption;
  purchased by Trustees, employees of the Fund, the Manager, the Distributor and their affiliates, by employees of a financial intermediary that sells Shares according to a sales agreement with the Distributor, by the immediate family members of the above persons, and by trusts, pension or profit-sharing plans for the above persons;
  purchased through a financial intermediary that did not receive an advance commission on the purchase;
  purchased with reinvested dividends or capital gains;
  redeemed by the Fund when it closes an account for not meeting the minimum balance requirements; or
  purchased pursuant to the exchange privilege if the Shares were held for the applicable CDSC holding period (the holding period on the shares purchased in the exchange will include the holding period of the shares sold in the exchange.

How is the Fund Sold?

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The Fund offers four Share classes: Institutional Shares, Institutional Service Shares, Class C Shares and Class K Shares, each representing interests in a single portfolio of securities. This prospectus relates only to Class C Shares. All Share classes have different sales charges and other expenses which affect their performance. The additional classes of Shares, which are offered by separate prospectus, may be preferable for shareholders purchasing $25,000 or more. Contact your financial intermediary or call 1-800-341-7400 for more information concerning the other classes.

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The Fund’s Distributor, Federated Securities Corp., markets the Shares described in this prospectus to institutions acting on behalf of their customers or to individuals, directly or through financial intermediaries. Under the Distributor’s Contract with the Fund, the Distributor offers Shares on a continuous, best-efforts basis. The Distributor is a subsidiary of Federated Investors, Inc. (Federated).

Payments to Financial Intermediaries

The Fund and its affiliated service providers may pay fees as described below to financial intermediaries (such as broker-dealers, banks, investment advisers or third-party administrators) whose customers are shareholders of the Fund.

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When a financial intermediary’s customer purchases Shares, the financial intermediary may receive an advance commission as follows:

Class C Shares:

Advance Commission as a Percentage of Public Offering Price

All Purchase Amounts	1.00%

RULE 12b-1 FEES

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The Fund has adopted a Rule 12b-1 Plan, which allows it to pay marketing fees of up to 0.75% of average net assets to the Distributor for the sale, distribution, administration and customer servicing of the Fund’s Class C Shares. When the Distributor receives Rule 12b-1 Fees, it may pay some or all of them to financial intermediaries whose customers purchase Shares. Because these Shares pay marketing fees on an ongoing basis, your investment cost may be higher over time than other shares with different sales charges and marketing fees.

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SERVICE FEES

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The Fund may pay Service Fees of up to 0.25% of average net assets to financial intermediaries or to Federated Shareholder Services Company (FSSC), a subsidiary of Federated, for providing services to shareholders and maintaining shareholder accounts. Intermediaries that receive Service Fees may include a company affiliated with management of Federated. If a financial intermediary receives Service Fees on an account, it is not eligible to also receive Account Administration Fees on that same account.

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ACCOUNT ADMINISTRATION FEES

The Fund may pay Account Administration Fees of up to 0.25% of average net assets to banks that are not registered as broker-dealers or investment advisers for providing administrative services to the Funds and shareholders. If a financial intermediary receives Account Administration Fees on an account, it is not eligible to also receive Service Fees or Recordkeeping Fees on that same account.

RECORDKEEPING FEES

The Fund may pay Recordkeeping Fees on an average net assets basis or on a per account per year basis to financial intermediaries for providing recordkeeping services to the Funds and shareholders. If a financial intermediary receives Recordkeeping Fees on an account, it is not eligible to also receive Account Administration Fees or Networking Fees on that same account.

NETWORKING FEES

The Fund may reimburse Networking Fees on a per account per year basis to financial intermediaries for providing administrative services to the Funds and shareholders on certain non-omnibus accounts. If a financial intermediary receives Networking Fees on an account, it is not eligible to also receive Recordkeeping Fees on that same account.

ADDITIONAL PAYMENTS TO FINANCIAL INTERMEDIARIES

The Distributor may pay out of its own resources amounts (including items of material value) to certain financial intermediaries that support the sale of Shares or provide services to Fund shareholders. The amounts of these payments could be significant, and may create an incentive for the financial intermediary or its employees or associated persons to recommend or sell Shares of the Fund to you. In some cases, such payments may be made by or funded from the resources of companies affiliated with the Distributor (including the Manager). These payments are not reflected in the fees and expenses listed in the fee table section of the Fund’s prospectus and described above because they are not paid by the Fund.

These payments are negotiated and may be based on such factors as the number or value of Shares that the financial intermediary sells or may sell; the value of client assets invested; or the type and nature of services or support furnished by the financial intermediary. These payments may be in addition to payments made by the Fund to the financial intermediary under a Rule 12b-1 Plan and/or Service Fees arrangement. In connection with these payments, the financial intermediary may elevate the prominence or profile of the Fund and/or other Federated funds within the financial intermediary’s organization by, for example, placement on a list of preferred or recommended funds, and/or granting the Distributor preferential or enhanced opportunities to promote the funds in various ways within the financial intermediary’s organization. You can ask your financial intermediary for information about any payments it receives from the Distributor or the Fund and any services provided.

How to Purchase Shares

You may purchase Shares through a financial intermediary, directly from the Fund or through an exchange from another Federated fund. The Fund reserves the right to reject any request to purchase or exchange Shares.

THROUGH A FINANCIAL INTERMEDIARY

  Establish an account with the financial intermediary; and
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  Submit your purchase order to the financial intermediary before the end of regular trading on the NYSE (normally 4:00 p.m. Eastern time). You will receive the next calculated NAV if the financial intermediary forwards the order to the Fund on the same day and the Fund receives payment within three business days. You will become the owner of Shares and receive dividends when the Fund receives your payment.
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Financial intermediaries should send payments according to the instructions in the sections “By Wire” or “By Check.”

DIRECTLY FROM THE FUND

  Establish your account with the Fund by submitting a completed New Account Form; and
  Send your payment to the Fund by Federal Reserve wire or check.

You will become the owner of Shares and your Shares will be priced at the next calculated NAV after the Fund receives your wire or your check. If your check does not clear, your purchase will be canceled and you could be liable for any losses or fees incurred by the Fund or State Street Bank and Trust Company, the Fund’s transfer agent.

An institution may establish an account and place an order by calling the Fund and the Shares will be priced at the next calculated NAV after the Fund receives the order.

By Wire

Send your wire to:

State Street Bank and Trust Company
Boston, MA
Dollar Amount of Wire
ABA Number 011000028
Attention: EDGEWIRE
Wire Order Number, Dealer Number or Group Number
Nominee/Institution Name
Fund Name and Number and Account Number

You cannot purchase Shares by wire on holidays when wire transfers are restricted.

By Check

Make your check payable to The Federated Funds, note your account number on the check, and send it to:

The Federated Funds
P.O. Box 8600
Boston, MA 02266-8600

If you send your check by a private courier or overnight delivery service that requires a street address, send it to:

The Federated Funds
30 Dan Road
Canton, MA 02021

Payment should be made in U.S. dollars and drawn on a U.S. bank. The Fund reserves the right to reject any purchase request. For example, to protect against check fraud the Fund may reject any purchase request involving a check that is not made payable to The Federated Funds (including, but not limited to, requests to purchase Shares using third-party checks), or involving temporary checks or credit card checks.

THROUGH AN EXCHANGE

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You may purchase Shares through an exchange from the same share class of another Federated fund. You must meet the minimum initial investment requirement for purchasing Shares (if applicable) and both accounts must have identical registrations.

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BY SYSTEMATIC INVESTMENT PROGRAM

Once you have opened an account, you may automatically purchase additional Shares on a regular basis by completing the SIP section of the New Account Form or by contacting the Fund or your financial intermediary.

BY AUTOMATED CLEARING HOUSE (ACH)

Once you have opened an account, you may purchase additional Shares through a depository institution that is an ACH member. This purchase option can be established by completing the appropriate sections of the New Account Form.

RETIREMENT INVESTMENTS

You may purchase Shares as retirement investments (such as qualified plans and IRAs or transfer or rollover of assets). Call your financial intermediary or the Fund for information on retirement investments. We suggest that you discuss retirement investments with your tax adviser. You may be subject to an annual IRA account fee.

How to Redeem and Exchange Shares

You should redeem or exchange Shares:

  through a financial intermediary if you purchased Shares through a financial intermediary; or
  directly from the Fund if you purchased Shares directly from the Fund.

Shares of the Fund may be redeemed for cash or exchanged for shares of the same class of other Federated funds on days on which the Fund computes its NAV. Redemption requests may be made by telephone or in writing.

THROUGH A FINANCIAL INTERMEDIARY

Submit your redemption or exchange request to your financial intermediary by the end of regular trading on the NYSE (normally 4:00 p.m. Eastern time). The redemption amount you will receive is based upon the next calculated NAV after the Fund receives the order from your financial intermediary.

DIRECTLY FROM THE FUND

By Telephone

You may redeem or exchange Shares by simply calling the Fund at 1-800-341-7400.

If you call before the end of regular trading on the NYSE (normally 4:00 p.m. Eastern time) you will receive a redemption amount based on that day’s NAV.

By Mail

You may redeem or exchange Shares by sending a written request to the Fund.

You will receive a redemption amount based on the next calculated NAV after the Fund receives your written request in proper form.

Send requests by mail to:

The Federated Funds
P.O. Box 8600
Boston, MA 02266-8600

Send requests by private courier or overnight delivery service to:

The Federated Funds
30 Dan Road
Canton, MA 02021

All requests must include:

  Fund Name and Share Class, account number and account registration;
  amount to be redeemed or exchanged;
  signatures of all shareholders exactly as registered; and
  if exchanging, the Fund Name and Share Class, account number and account registration into which you are exchanging.

Call your financial intermediary or the Fund if you need special instructions.

Signature Guarantees

Signatures must be guaranteed by a financial institution which is a participant in a Medallion signature guarantee program if:

  your redemption will be sent to an address other than the address of record;
  your redemption will be sent to an address of record that was changed within the last 30 days;
  a redemption is payable to someone other than the shareholder(s) of record; or
  if exchanging (transferring) into another fund with a different shareholder registration.

A Medallion signature guarantee is designed to protect your account from fraud. Obtain a Medallion signature guarantee from a bank or trust company, savings association, credit union or broker, dealer, or securities exchange member. A notary public cannot provide a signature guarantee.

PAYMENT METHODS FOR REDEMPTIONS

Your redemption proceeds will be mailed by check to your address of record. The following payment options are available if you complete the appropriate section of the New Account Form or an Account Service Options Form. These payment options require a signature guarantee if they were not established when the account was opened:

  an electronic transfer to your account at a financial institution that is an ACH member; or
  wire payment to your account at a domestic commercial bank that is a Federal Reserve System member.

Redemption in Kind

Although the Fund intends to pay Share redemptions in cash, it reserves the right to pay the redemption price in whole or in part by a distribution of the Fund’s portfolio securities.

LIMITATIONS ON REDEMPTION PROCEEDS

Redemption proceeds normally are wired or mailed within one business day after receiving a request in proper form. Payment may be delayed for up to seven days:

  to allow your purchase to clear (as discussed below);
  during periods of market volatility;
  when a shareholder’s trade activity or amount adversely impacts the Fund’s ability to manage its assets; or
  during any period when the Federal Reserve wire or applicable Federal Reserve banks are closed, other than customary weekend and holiday closings.

If you request a redemption of Shares recently purchased by check (including a cashier’s check or certified check), money order, bank draft or ACH, your redemption proceeds may not be made available up to seven calendar days to allow the Fund to collect payment on the instrument used to purchase such Shares. If the purchase instrument does not clear, your purchase order will be cancelled and you will be responsible for any losses incurred by the Fund as a result of your cancelled order.

In addition, the right of redemption may be suspended, or the payment of proceeds may be delayed, during any period:

  when the NYSE is closed, other than customary weekend and holiday closings;
  when trading on the NYSE is restricted, as determined by the SEC; or
  in which an emergency exists, as determined by the SEC, so that disposal of the Fund’s investments or determination of its NAV is not reasonably practicable.

You will not accrue interest or dividends on uncashed redemption checks from the Fund if those checks are undeliverable and returned to the Fund.

REDEMPTIONS FROM RETIREMENT ACCOUNTS

In the absence of your specific instructions, 10% of the value of your redemption from a retirement account in the Fund may be withheld for taxes. This withholding only applies to certain types of retirement accounts.

EXCHANGE PRIVILEGE

You may exchange Shares of the Fund into shares of the same class of another Federated fund. To do this, you must:

  ensure that the account registrations are identical;
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  meet any applicable minimum initial investment requirements; and
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  receive a prospectus for the fund into which you wish to exchange.

An exchange is treated as a redemption and a subsequent purchase, and is a taxable transaction.

The Fund may modify or terminate the exchange privilege at any time. In addition, the Fund may terminate your exchange privilege if your exchange activity is found to be excessive under the Fund’s frequent trading policies. See “Account and Share Information--Frequent Trading Policies.”

SYSTEMATIC WITHDRAWAL/EXCHANGE PROGRAM

You may automatically redeem or exchange Shares in a minimum amount of $100 on a regular basis. Complete the appropriate section of the New Account Form or an Account Service Options Form or contact your financial intermediary or the Fund. Your account value must meet the minimum initial investment amount at the time the program is established. This program may reduce, and eventually deplete, your account. Payments should not be considered yield or income.

ADDITIONAL CONDITIONS

Telephone Transactions

The Fund will record your telephone instructions. If the Fund does not follow reasonable procedures, it may be liable for losses due to unauthorized or fraudulent telephone instructions.

Share Certificates

The Fund no longer issues share certificates. If you are redeeming or exchanging Shares represented by certificates previously issued by the Fund, you must return the certificates with your written redemption or exchange request. For your protection, send your certificates by registered or certified mail, but do not endorse them.

Account and Share Information

CONFIRMATIONS AND ACCOUNT STATEMENTS

You will receive confirmation of purchases, redemptions and exchanges (except for systematic transactions). In addition, you will receive periodic statements reporting all account activity, including systematic transactions, dividends and capital gains paid.

DIVIDENDS AND CAPITAL GAINS

The Fund declares and pays any dividends quarterly to shareholders. Dividends are paid to all shareholders invested in the Fund on the record date. The record date is the date on which a shareholder must officially own Shares in order to earn a dividend.

In addition, the Fund pays any capital gains at least annually. Your dividends and capital gains distributions will be automatically reinvested in additional Shares without a sales charge, unless you elect cash payments. Dividends may also be reinvested without sales charges in shares of any class of any other Federated fund of which you are already a shareholder.

If you have elected to receive dividends and/or capital gain distributions in cash, and your check is returned by the postal or other delivery service as “undeliverable,” or you do not respond to mailings from Federated with regard to uncashed distribution checks, your distribution option will automatically be converted to having all dividends and capital gains reinvested in additional shares. No interest will accrue on amounts represented by uncashed distribution checks.

If you purchase Shares just before the record date for a dividend or capital gain distribution, you will pay the full price for the Shares and then receive a portion of the price back in the form of a taxable distribution, whether or not you reinvest the distribution in Shares. Therefore, you should consider the tax implications of purchasing Shares shortly before the record date for a dividend or capital gain. Contact your financial intermediary or the Fund for information concerning when dividends and capital gains will be paid.

ACCOUNTS WITH LOW BALANCES

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Due to the high cost of maintaining accounts with low balances, accounts may be closed if redemptions or exchanges cause the account balance to fall below $1,500. Before an account is closed, you will be notified and allowed at least 30 days to purchase additional Shares to meet the minimum.

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TAX INFORMATION

The Fund sends an annual statement of your account activity to assist you in completing your federal, state and local tax returns. Fund distributions of dividends and capital gains are taxable to you whether paid in cash or reinvested in the Fund. Dividends are taxable at different rates depending on the source of dividend income. Capital gains are taxable at different rates depending upon the length of time the Fund holds its assets.

Fund distributions are expected to be both dividends and capital gains. Redemptions and exchanges are taxable sales. Please consult your tax adviser regarding your federal, state, and local tax liability.

FREQUENT TRADING POLICIES

Frequent or short-term trading into and out of the Fund can have adverse consequences for the Fund and shareholders who use the Fund as a long-term investment vehicle. Such trading in significant amounts can disrupt the Fund’s investment strategies (e.g., by requiring it to sell investments at inopportune times or maintain excessive short-term or cash positions to support redemptions), increase brokerage and administrative costs and affect the timing and amount of taxable gains distributed by the Fund. Investors engaged in such trading may also seek to profit by anticipating changes in the Fund’s NAV in advance of the time as of which NAV is calculated.

The Fund’s Board has approved policies and procedures intended to discourage excessive frequent or short-term trading of the Fund’s Shares. The Fund monitors trading in Fund Shares in an effort to identify disruptive trading activity. The Fund monitors trades into and out of the Fund within a period of 30 days or less. The size of Share transactions subject to monitoring varies. However, where it is determined that a shareholder has exceeded the detection amounts twice within a period of twelve months, the shareholder will be precluded from making further purchases or exchanges of Fund Shares. The Fund may also monitor trades into and out of the Fund over periods longer than 30 days, and if potentially disruptive trading activity is detected, the shareholder will be precluded from making further purchases or exchanges of Fund Shares. Whether or not the specific monitoring limits are exceeded, the Fund’s management or the Manager may determine from the amount, frequency or pattern of purchases and redemptions or exchanges that a shareholder is engaged in excessive trading that is or could be detrimental to the Fund and other shareholders and may preclude the shareholder from making further purchases or exchanges of Fund Shares. No matter how the Fund defines its limits on frequent trading of Fund Shares, other purchases and sales of Fund Shares may have adverse effects on the management of the Fund’s portfolio and its performance.

The Fund’s frequent trading restrictions do not apply to purchases and sales of Fund Shares by other Federated funds. These funds impose the same frequent trading restrictions as the Fund at their shareholder level. In addition, allocation changes of the investing Federated fund are monitored, and the managers of the recipient fund must determine that there is no disruption to their management activity. The intent of this exception is to allow investing fund managers to accommodate cash flows that result from non-abusive trading in the investing fund, without being stopped from such trading because the aggregate of such trades exceeds the monitoring limits. Nonetheless, as with any trading in Fund Shares, purchases and redemptions of Fund Shares by other Federated funds could adversely affect the management of the Fund’s portfolio and its performance.

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The Fund’s objective is that its restrictions on short-term trading should apply to all shareholders that are subject to the restrictions, regardless of the number or type of accounts in which Shares are held. However, the Fund anticipates that limitations on its ability to identify trading activity to specific shareholders, including where shares are held through intermediaries in multiple or omnibus accounts, will mean that these restrictions may not be able to be applied uniformly in all cases.

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PORTFOLIO HOLDINGS INFORMATION

Information concerning the Fund’s portfolio holdings is available in the “Products” section of Federated’s website at FederatedInvestors.com. A complete listing of the Fund’s portfolio holdings as of the end of each calendar quarter is posted on the website 30 days (or the next business day) after the end of the quarter and remains posted until replaced by the information for the succeeding quarter. Summary portfolio composition information as of the close of each month is posted on the website 15 days (or the next business day) after month-end and remains until replaced by the information for the succeeding month. The summary portfolio composition information may include identification of the Fund’s top ten holdings, recent purchase and sale transactions and a percentage breakdown of the portfolio by sector.

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To access this information from the “Products” section of the website, click on the “Portfolio Holdings” link under “Related Information” and select the appropriate link opposite the name of the Fund, or select the name of the Fund, and from the Fund’s page click on the “Portfolio Holdings” or “Composition” link.

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You may also access portfolio information as of the end of the Fund’s fiscal quarters from the “Products” section of the website. The Fund’s annual and semiannual reports, which contain complete listings of the Fund’s portfolio holdings as of the end of the Fund’s second and fourth fiscal quarters, may be accessed by selecting the “Prospectuses and Regulatory Reports” link under “Related Information” and selecting the link to the appropriate PDF. Complete listings of the Fund’s portfolio holdings as of the end of the Fund’s first and third fiscal quarters may be accessed by selecting “Portfolio Holdings” from the “Products” section and then selecting the appropriate link opposite the name of the Fund. Fiscal quarter information is made available on the website within 70 days after the end of the fiscal quarter. This information is also available in reports filed with the SEC at the SEC’s website at www.sec.gov.

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Who Manages the Fund?

The Board governs the Fund. The Board selects and oversees the Manager, Federated Equity Management Company of Pennsylvania. The Manager, in turn, oversees the management of the Fund’s assets by the subadviser, BlackRock Investment Management, LLC (BlackRock or the “Subadviser”). BlackRock began managing the portfolio as of the close of business September 29, 2006.

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BlackRock is a wholly owned subsidiary of BlackRock, Inc. On September 29, 2006, BlackRock, Inc. consummated a transaction with Merrill Lynch & Co., Inc. whereby Merrill Lynch & Co., Inc.’s investment management business combined with that of BlackRock to create a new independent company that is one of the world’s largest asset management firms with approximately $1.3 trillion in assets under management. The combined company has approximately 5,100 employees in 19 countries.

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Federated Advisory Services Company (FASC), an affiliate of the Manager, provides research, quantitative analysis, equity trading and transaction settlement and certain support services to the Manager. The fee for these services is paid by the Manager and not by the Fund. The Manager’s responsibilities include selecting the Subadviser and the continued review and evaluation of the Subadviser’s performance. The address of the Manager and FASC is Federated Investors Tower, 1001 Liberty Avenue, Pittsburgh, PA 15222-3779.

The Manager has delegated daily management of all of the Fund assets to BlackRock, who is paid by the Manager and not by the Fund. The Subadviser has complete discretion, subject to the Manager’s oversight, to purchase and sell portfolio securities for the Fund. The Subadviser’s address is P.O. Box 9011, Princeton, NJ 08543-9011.

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The Manager and other subsidiaries of Federated advise approximately 148 equity, fixed-income, and money market mutual funds as well as a variety of customized separately managed accounts, which totaled approximately $237 billion in assets as of December 31, 2006. Federated was established in 1955 and is one of the largest investment managers in the United States with approximately 1,243 employees. Federated provides investment products to more than 5,500 investment professionals and institutions.

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PORTFOLIO MANAGEMENT INFORMATION

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Leon Rosenberg, Debra L. Jelilian, Jeffrey L. Russo, CFA

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Subject to the oversight of the Manager, BlackRock Investment Management’s Quantitative Index Management Team is responsible for the day-to-day management of the Fund. The Fund is managed by Leon Rosenberg, Debra L. Jelilian and Jeffrey L. Russo, CFA, who are members of the Quantitative Index Management Team. Mr. Rosenberg is primarily responsible for the enhanced trading strategies of the Fund while Ms. Jelilian and Mr. Russo are jointly and primarily responsible for the primary indexing strategy of the Fund’s portfolio. Mr. Rosenberg is a Director of and a portfolio manager with BlackRock. Prior to joining BlackRock® in 2006, Mr. Rosenberg was a Director of Merrill Lynch Investment Managers, L.P., (“MLIM”), an indirect wholly owned subsidiary of Merrill Lynch & Co., Inc. from 2001 until 2006. He has been a member of the Funds’ management team since 2001. Prior to joining MLIM, Mr. Rosenberg was employed at J.P. Morgan Investment Management. He has seventeen years’ experience in investments. Mr. Russo is a Director of and portfolio manager with BlackRock®. Prior to joining BlackRock in 2006, Mr. Russo was a Director of MLIM from 2004 to 2006, and was a Vice President there from 1999 to 2004. He has been a member of the Funds’ management team since 2000. Mr. Russo has eleven years’ experience as a portfolio manager and trader. Ms. Jelilian is a Director of and portfolio manager with BlackRock®. Prior to joining BlackRock in 2006, Ms. Jelilian was a Director of MLIM from 1999 to 2006, and has been a member of the Funds’ management team since 2000. Ms. Jelilian has fourteen years’ experience in investing and in managing index investments.

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The Fund’s SAI provides additional information about the Portfolio Managers’ compensation, management of other accounts, and ownership of securities in the Fund.

MANAGEMENT FEES

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The Fund’s investment management contract provides for payment to the Manager of an annual investment advisory fee of 0.30% of the Fund’s average daily net assets. The Manager may voluntarily waive a portion of its fee or reimburse the Fund for certain operating expenses.

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A discussion of the Board’s review of the Fund’s investment advisory contract is available in the Fund’s Annual Report dated October 31, 2007.

Legal Proceedings

Since October 2003, Federated and related entities (collectively, “Federated”), and various Federated funds (“Funds”), have been named as defendants in several class action lawsuits now pending in the United States District Court for the District of Maryland. The lawsuits were purportedly filed on behalf of people who purchased, owned and/or redeemed shares of Federated-sponsored mutual funds during specified periods beginning November 1, 1998. The suits are generally similar in alleging that Federated engaged in illegal and improper trading practices including market timing and late trading in concert with certain institutional traders, which allegedly caused financial injury to the mutual fund shareholders. These lawsuits began to be filed shortly after Federated’s first public announcement that it had received requests for information on shareholder trading activities in the Funds from the SEC, the Office of the New York State Attorney General (“NYAG”), and other authorities. In that regard, on November 28, 2005, Federated announced that it had reached final settlements with the SEC and the NYAG with respect to those matters. Specifically, the SEC and NYAG settled proceedings against three Federated subsidiaries involving undisclosed market timing arrangements and late trading. The SEC made findings: that Federated Investment Management Company (“FIMC”), an SEC-registered investment adviser to various Funds, and Federated Securities Corp., an SEC-registered broker-dealer and distributor for the Funds, violated provisions of the Investment Advisers Act and Investment Company Act by approving, but not disclosing, three market timing arrangements, or the associated conflict of interest between FIMC and the funds involved in the arrangements, either to other fund shareholders or to the funds’ board; and that Federated Shareholder Services Company, formerly an SEC-registered transfer agent, failed to prevent a customer and a Federated employee from late trading in violation of provisions of the Investment Company Act. The NYAG found that such conduct violated provisions of New York State law. Federated entered into the settlements without admitting or denying the regulators’ findings. As Federated previously reported in 2004, it has already paid approximately $8.0 million to certain funds as determined by an independent consultant. As part of these settlements, Federated agreed to pay disgorgement and a civil money penalty in the aggregate amount of an additional $72 million and, among other things, agreed that it would not serve as investment adviser to any registered investment company unless (i) at least 75% of the fund’s directors are independent of Federated, (ii) the chairman of each such fund is independent of Federated, (iii) no action may be taken by the fund’s board or any committee thereof unless approved by a majority of the independent trustees of the fund or committee, respectively, and (iv) the fund appoints a “senior officer” who reports to the independent trustees and is responsible for monitoring compliance by the fund with applicable laws and fiduciary duties and for managing the process by which management fees charged to a fund are approved. The settlements are described in Federated’s announcement which, along with previous press releases and related communications on those matters, is available in the “About Us” section of Federated’s website at FederatedInvestors.com.

Federated and various Funds have also been named as defendants in several additional lawsuits, the majority of which are now pending in the United States District Court for the Western District of Pennsylvania, alleging, among other things, excessive advisory and Rule 12b-1 fees.

The Board of the Funds has retained the law firm of Dickstein Shapiro LLP to represent the Funds in these lawsuits. Federated and the Funds, and their respective counsel, are reviewing the allegations and intend to defend this litigation. Additional lawsuits based upon similar allegations may be filed in the future. The potential impact of these lawsuits, all of which seek unquantified damages, attorneys’ fees, and expenses, and future potential similar suits is uncertain. Although we do not believe that these lawsuits will have a material adverse effect on the Funds, there can be no assurance that these suits, ongoing adverse publicity and/or other developments resulting from the regulatory investigations will not result in increased Fund redemptions, reduced sales of Fund shares, or other adverse consequences for the Funds.

Financial Information

FINANCIAL HIGHLIGHTS

The Financial Highlights will help you understand the Fund’s financial performance for its past five fiscal years. Some of the information is presented on a per Share basis. Total returns represent the rate an investor would have earned (or lost) on an investment in the Fund, assuming reinvestment of any dividends and capital gains.

This information has been audited by Ernst & Young LLP, an independent registered public accounting firm, whose report, along with the Fund’s audited financial statements, is included in the Annual Report.

Financial Highlights

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(For a Share Outstanding Throughout Each Period)

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Year Ended October 31	2007	2006	2005	2004	2003

Net Asset Value, Beginning of Period	$27.23	$24.35	$22.81	$21.18	$17.88
Income From Investment Operations:
Net investment income	0.15	0.15	0.17	0.07	0.08
Net realized and unrealized gain on investments and futures contracts	3.10	3.41	1.55	1.64	3.31

TOTAL FROM INVESTMENT OPERATIONS	3.25	3.56	1.72	1.71	3.39

Less Distributions:
Distributions from net investment income	(0.16)	(0.16)	(0.18)	(0.08)	(0.09)
Distributions from net realized gain on investments and futures contracts	(2.00)	(0.52)	--	--	--

TOTAL DISTRIBUTIONS	(2.16)	(0.68)	(0.18)	(0.08)	(0.09)

Net Asset Value, End of Period	$28.32	$27.23	$24.35	$22.81	$21.18

Total Return[1]	12.91%	14.86%	7.55%	8.07%	19.01%

Ratios to Average Net Assets:

Net expenses	1.40%	1.35%	1.32%	1.41%	1.37%

Net investment income	0.59%	0.64%	0.80%	0.29%	0.42%

Expense waiver/reimbursement[2]	0.02%	0.02%	0.02%	0.01%	0.04%

Supplemental Data:

Net assets, end of period (000 omitted)	$75,531	$78,043	$86,361	$102,614	$104,086

Portfolio turnover	49%	42%	30%	19%	24%

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1 Based on net asset value, which does not reflect the sales charge, redemption fee, or contingent deferred sales charge, if applicable.

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2 This expense decrease is reflected in both the net expense and the net investment income ratios shown above.

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Further information about the Fund’s performance is contained in the Fund’s Annual Report, dated October 31, 2007, which can be obtained free of charge.

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Appendix A: Hypothetical Investment and Expense Information

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The following chart provides additional hypothetical information about the effect of the Fund’s expenses, including investment advisory fees and other Fund costs, on the Fund’s assumed returns over a 10-year period. The chart shows the estimated expenses that would be incurred in respect of a hypothetical investment of $10,000, assuming a 5% return each year, and no redemption of Shares. The chart also assumes that the Fund’s annual expense ratio stays the same throughout the 10-year period and that all dividends and distributions are reinvested. The annual expense ratio used in the chart is the same as stated in the “Fees and Expenses” table of this prospectus (and thus may not reflect any fee waiver or expense reimbursement currently in effect). The maximum amount of any sales charge that might be imposed on the purchase of Shares (and deducted from the hypothetical initial investment of $10,000; the “Front-End Sales Charge”) is reflected in the “Hypothetical Expenses” column. The hypothetical investment information does not reflect the effect of charges (if any) normally applicable to redemptions of Shares (e.g., deferred sales charges, redemption fees). Mutual fund returns, as well as fees and expenses, may fluctuate over time, and your actual investment returns and total expenses may be higher or lower than those shown below.

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FEDERATED MAX-CAP INDEX FUND - CLASS C SHARES
ANNUAL EXPENSE RATIO: 1.43%
MAXIMUM FRONT-END SALES CHARGE: NONE

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Year	Hypothetical Beginning Investment	Hypothetical Performance Earnings	Investment After Returns	Hypothetical Expenses	Hypothetical Ending Investment

1	$10,000.00	$500.00	$10,500.00	$145.55	$10,357.00

2	$10,357.00	$517.85	$10,874.85	$150.75	$10,726.74

3	$10,726.74	$536.34	$11,263.08	$156.13	$11,109.68

4	$11,109.68	$555.48	$11,665.16	$161.70	$11,506.30

5	$11,506.30	$575.32	$12,081.62	$167.48	$11,917.07

6	$11,917.07	$595.85	$12,512.92	$173.46	$12,342.51

7	$12,342.51	$617.13	$12,959.64	$179.65	$12,783.14

8	$12,783.14	$639.16	$13,422.30	$186.06	$13,239.50

9	$13,239.50	$661.98	$13,901.48	$192.70	$13,712.15

10	$13,712.15	$685.61	$14,397.76	$199.58	$14,201.67

Cumulative		$5,884.72		$1,713.06

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A Statement of Additional Information (SAI) dated December 31, 2007, is incorporated by reference into this prospectus. Additional information about the Fund and its investments is contained in the Fund’s SAI and Annual and Semi-Annual Reports to shareholders as they become available. The Annual Report’s Management’s Discussion of Fund Performance discusses market conditions and investment strategies that significantly affected the Fund’s performance during its last fiscal year. The SAI contains a description of the Fund’s policies and procedures with respect to the disclosure of its portfolio securities. To obtain the SAI, Annual Report, Semi-Annual Report and other information without charge, and to make inquiries, call your financial intermediary or the Fund at 1-800-341-7400.

These documents, as well as additional information about the Fund (including portfolio holdings, performance and distributions), are also available on Federated’s website at FederatedInvestors.com.

You can obtain information about the Fund (including the SAI) by writing to or visiting the SEC’s Public Reference Room in Washington, DC. You may also access Fund information from the EDGAR Database on the SEC’s website at www.sec.gov. You can purchase copies of this information by contacting the SEC by email at publicinfo@sec.gov or by writing to the SEC’s Public Reference Section, Washington, DC 20549-0102. Call 1-202-942-8090 for information on the Public Reference Room’s operations and copying fees.

Federated Investors
World-Class Investment Manager

Federated Max-Cap Index Fund
Federated Investors Funds
5800 Corporate Drive
Pittsburgh, PA 15237-7000

Contact us at FederatedInvestors.com
or call 1-800-341-7400.

Federated Securities Corp., Distributor

Investment Company Act File No. 811-6061

Federated is a registered mark of Federated Investors, Inc.
2007 ©Federated Investors, Inc.

Cusip 31420E502

G00717-01 (12/07)

Federated Investors
World-Class Investment Manager

Federated Max-Cap Index Fund

A Portfolio of Federated Index Trust

PROSPECTUS

December 31, 2007

CLASS K SHARES

A mutual fund seeking to provide investment results that generally correspond to the aggregate price and dividend performance of publicly-traded common stocks comprising the Standard & Poor’s 500 Composite Stock Price Index. The Fund is neither sponsored by nor affiliated with Standard & Poor’s.

As with all mutual funds, the Securities and Exchange Commission (SEC) has not approved or disapproved these securities or passed upon the adequacy of this prospectus. Any representation to the contrary is a criminal offense.

Not FDIC Insured * May Lose Value * No Bank Guarantee

CONTENTS

Risk/Return Summary	1
What are the Fund’s Fees and Expenses?	5
What are the Fund’s Investment Strategies?	6
What are the Principal Securities in Which the Fund Invests?	8
What are the Specific Risks of Investing in the Fund?	12
What Do Shares Cost?	14
How is the Fund Sold?	17
Payments to Financial Intermediaries	17
How to Purchase Shares	18
How to Redeem and Exchange Shares	20
Account and Share Information	24
Who Manages the Fund?	27
Legal Proceedings	29
Financial Information	30
Appendix A: Hypothetical Investment and Expense Information	32

Risk/Return Summary

WHAT IS THE FUND’S INVESTMENT OBJECTIVE?

The Fund’s investment objective is to provide investment results that generally correspond to the aggregate price and dividend performance of publicly-traded common stocks comprising the Standard & Poor’s 500 Composite Stock Price Index (Index). While there is no assurance that the Fund will achieve its investment objective, it endeavors to do so by following the strategies and policies described in this prospectus.

WHAT ARE THE FUND’S MAIN INVESTMENT STRATEGIES?

The Fund normally invests its assets primarily in common stocks included in the Index.

The Fund’s investment manager (Manager) has received an exemptive order from the SEC to permit the Trust and the Board of Trustees (the “Board”) to appoint and replace subadvisers for the Fund and to enter into and amend the Fund’s subadvisory agreements without further shareholder approval. See “Who Manages the Fund?”

WHAT ARE THE MAIN RISKS OF INVESTING IN THE FUND?

All mutual funds take investment risks. Therefore, it is possible to lose money by investing in the Fund. The primary factors that may reduce the Fund’s returns include:

  Stock Market Risks. The value of equity securities in the Fund’s portfolio will fluctuate and, as a result, the Fund’s Share price may decline suddenly or over a sustained period of time.
  Sector Risks. Because the Fund may allocate relatively more assets to certain industry sectors than others, the Fund’s performance may be more susceptible to any developments which affect those sectors emphasized by the Fund.

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  Leverage Risks. Leverage risk is created when an investment exposes the Fund to a level of risk that exceeds the amount invested. Changes in the value of such an investment magnify the Fund’s risk of loss and potential for gain.
  Liquidity Risks. Liquidity risk refers to the possibility that the Fund may not be able to sell a security or close out a derivative contract when it wants to. If this happens, the Fund will be required to continue to hold the security or keep the position open, and the Fund could incur losses. Over-the-counter (OTC) derivative contracts generally carry greater liquidity risk than exchange-traded contracts.
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  Risks of Investing in Derivative Contracts and Hybrid Instruments. Derivative contracts and hybrid instruments involve risks different from, or possibly greater than, risks associated with investing directly in securities and other traditional investments. Specific risk issues related to the use of such contracts and instruments include valuation and tax issues, increased potential for losses and/or costs to the Fund, and a potential reduction in gains to the Fund. Each of these issues is described in greater detail in this prospectus. Derivative contracts and hybrid instruments may also involve other risks described in this prospectus or the Fund’s Statement of Additional Information (SAI), such as stock market, credit, liquidity and leverage risks.
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  Credit Risk. Credit risk includes the possibility that a party to a transaction involving the Fund will fail to meet its obligations.
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The Shares offered by this prospectus are not deposits or obligations of any bank, are not endorsed or guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other government agency.

Risk/Return Bar Chart and Table

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The Fund’s Class K Shares commenced operations on April 8, 2003. The Fund offers three other classes of shares, Institutional Shares, Institutional Service Shares and Class C Shares. For the period prior to the commencement of operations of Class K Shares, the performance information shown in the bar chart below is for the Fund’s Institutional Shares, adjusted to reflect expenses of Class K Shares. The performance information shown below will help you analyze the Fund’s investment risks in light of its historical returns. The bar chart shows the variability of the Fund’s Class K Shares total returns on a calendar year-by-year basis. The Average Annual Total Return table shows returns averaged over the stated periods, and includes comparative performance information. The Fund’s performance will fluctuate, and past performance (before and after taxes) is no guarantee of future results.

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The Fund’s Class K Shares are sold without a sales charge (load). The total returns shown in the bar chart above are based upon net asset value.

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The Fund’s Class K Shares total return for the nine-month period from January 1, 2007 to September 30, 2007 was 8.14%.

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Within the period shown in the bar chart, the Fund’s Class K Shares highest quarterly return was 20.99% (quarter ended December 31, 1998). Its lowest quarterly return was (17.53)% (quarter ended September 30, 2002).

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Average Annual Total Return Table

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As previously discussed, the Fund’s Class K Shares commenced operations on April 8, 2003. Accordingly, for the period prior to the commencement of operations, the performance information shown in the Average Annual Total Return Table is for the Fund’s Institutional Shares, adjusted to reflect the expenses of the Class K Shares. Return Before Taxes is shown. The table also shows returns for the Standard and Poor’s 500 Index (S&P 500), a broad-based market index that measures the performance of the broad domestic economy through changes in the aggregate market value of 500 stocks representing all major industries. Index returns do not reflect taxes, sales charges, expenses or other fees that the SEC requires to be reflected in the Fund’s performance. Indexes are unmanaged and it is not possible to invest directly in an index.

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(For the periods ended December 31, 2006)

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	1 Year	5 Years	10 Years

Class K Shares:

Return Before Taxes	14.57%	5.10%	7.22%

S&P 500	15.77%	6.19%	8.42%

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1 After-tax returns are calculated using a standard set of assumptions. The stated returns assume the highest historical federal income and capital gains tax rates. Return After Taxes on Distributions assumes a continued investment in the Fund and shows the effect of taxes on Fund distributions. Return After Taxes on Distributions and Sale of Fund Shares assumes all shares were redeemed at the end of each measurement period, and shows the effect of any taxable gain (or offsetting loss) on redemption, as well as the effects of taxes on Fund distributions. These after-tax returns do not reflect the effect of any applicable state and local taxes. After-tax returns are not relevant to investors holding Shares through tax-deferred programs, such as IRA or 401(k) plans.

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What are the Fund’s Fees and Expenses?

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FEDERATED MAX-CAP INDEX FUND

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FEES AND EXPENSES

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This table describes the fees and expenses that you may pay if you buy and hold
Shares of the Fund’s Class K Shares.

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Shareholder Fees
Fees Paid Directly From Your Investment
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	None
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, as applicable)	None
Maximum Sales Charge (Load) Imposed on Reinvested Dividends (and other Distributions) (as a percentage of offering price)	None
Redemption Fee (as a percentage of amount redeemed, if applicable)	None
Exchange Fee	None

Annual Fund Operating Expenses (Before Waiver)[1]
Expenses That are Deducted From Fund Assets (as a percentage of average net assets)
Management Fee[2]	0.30%
Distribution (12b-1) Fee	0.50%
Other Expenses[3]	0.32%
Total Direct Annual Fund Operating Expenses	1.12%

Acquired Fund Fees and Expenses[4]	0.01%

Total Direct and Acquired Annual Fund Operating Expenses[5]	1.13%

1 The percentages shown are based on expenses for the entire fiscal year ended October 31, 2007. However, the rate at which expenses are accrued during the fiscal year may not be constant and, at any particular point, may be greater or less than the stated average percentage. Although not obligated to do so, the Manager waived certain amounts. These are shown below along with the net expenses the Fund actually paid for the fiscal year ended October 31, 2007.

Total Waiver of Fund Expenses	0.02%
Total Actual Direct and Acquired Annual Fund Operating Expenses (after waiver)	1.11%

2 The Manager voluntarily waived a portion of the management fee. The Manager can terminate this voluntary waiver at any time. The management fee paid by the Fund (after the voluntary waiver) was 0.28% the fiscal year ended October 31, 2007.

3 Includes a recordkeeping fee which is used to compensate intermediaries for record keeping services. Please see “Payments to Financial Intermediaries” herein.

4 The Fund’s shareholders indirectly bear the expenses of the acquired funds in which the Fund invests. The Fund’s estimated indirect expense from investing in the acquired funds is based upon the average allocation of the Fund's investment in the acquired funds and upon the actual total operating expenses of the acquired funds (including any current waivers and expense limitations) for the fiscal year ended October 31, 2007. Actual acquired fund expenses incurred by the Fund may vary with changes in the allocation of the Fund assets among the acquired funds and with other events that directly affect the expenses of the acquired funds.

5 The Manager and its affiliates have voluntarily agreed to waive their fees and/or reimburse expenses, excluding Acquired Fund Fees and Expenses, so that the total operating expenses paid by the Fund’s Class K Shares (after the voluntary waivers and reibursements) will not exceed 1.10% for the fiscal year ended October 31, 2008. Although these actions are voluntary, the Manager and its affiliates have agreed not to terminate these waivers and/or reimbursements until after December 31, 2008.

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EXAMPLE

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This Example is intended to help you compare the cost of investing in the Fund’s Class K Shares with the cost of investing in other mutual funds.

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The Example assumes that you invest $10,000 in the Fund’s Class K Shares for the time periods indicated and then redeem all of your Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s Class K Shares operating expenses are before waiver as shown in the table and remain the same. Although your actual costs and returns may be higher or lower, based on these assumptions your costs would be:

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1 Year	$115

3 Years	$359

5 Years	$622

10 Years	$1,375

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What are the Fund’s Investment Strategies?

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In pursuing its investment objective, the Fund normally invests its assets primarily in common stocks included in the Index. As of September 30, 2007, the capitalization range of the issuers comprising the Index was $1.3 billion to $513.4 billion. As of the same date, the weighted median market capitalization of the Fund was $13.1 billion. Market capitalization is determined by multiplying the number of outstanding shares of an issuer by the current market price per share. Except as noted below, the Fund seeks to reduce the difference in the Fund’s portfolio performance relative to the Index (“tracking error”) by investing in a portfolio that seeks to replicate, as closely as possible, the composition of the Index. The Fund attempts to achieve a 0.95 or better correlation between the performance of the Fund, before expenses, and that of the Index. The Fund also may employ the following strategies to attempt to further reduce tracking error: (1) buying and selling securities after announced changes in the Index but before or after the effective date of the changes; (2) purchasing Index futures contracts in amounts approximating the cash held in the Fund’s portfolio and any cash expected to be received upon the closing of pending acquisitions; (3) lending the Fund’s securities to broker/dealers or other institutions to earn income for the Fund; and (4) purchasing domestically traded share classes of Index companies other than the share class included in the Index.

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With respect to approximately 20% of the Fund’s portfolio, the subadviser, under normal circumstances, will use enhanced management techniques. The subadviser’s principal enhanced technique will be to slightly over or under- weight positions in a limited number of securities within the Index based upon the subadviser’s quantitative analysis of the securities. The analysis seeks to identify securities likely to have predictable returns based on a number of strategies including events affecting the issuer (either positive or negative), valuation, price momentum, earnings surprises and seasonal patterns. The Fund may also sell covered call options and sell put options on the portion of the positions that are being over or underweighted or positions not replicated within the enhanced portion of the Fund. Additionally, the subadviser may purchase substitutes for securities within the Index when the subadviser believes such substitutes will closely track the performance of a security within the Index but offer better returns. Such substitutes include purchasing convertible bonds, buying different share classes of Index securities, buying Index securities on different exchanges, purchasing the securities of companies targeted for acquisition by a company within the Index or purchasing non-Index securities that are included on an index with a comparable style and capitalization (this may include buying and selling non-Index securities to be included in an index after the announced change in the index). Finally, the subadviser may invest in stocks not represented in the Index that are subject to pending cash acquisitions when the subadviser believes the risk of the acquisitions failing to close is minimal and offers better returns than available cash instruments.

These enhanced management techniques are designed to help the Fund pursue its investment objective by seeking to improve its portfolio relative to the Index to compensate for Fund expenses and tracking error.

Because the Fund refers to index investments in its name, it will notify shareholders at least 60 days in advance of any changes in its investment policies that would enable the Fund to normally invest less than 80% of its assets in index investments.

What are the Principal Securities in Which the Fund Invests?

EQUITY SECURITIES

Equity securities represent a share of an issuer’s earnings and assets, after the issuer pays its liabilities. The Fund cannot predict the income it will receive from equity securities because issuers generally have discretion as to the payment of any dividends or distributions. However, equity securities offer greater potential for appreciation than many other types of securities, because their value increases directly with the value of the issuer’s business. The following describes the types of equity securities in which the Fund may invest:

Common Stocks

Common stocks are the most prevalent type of equity security. Common stocks receive the issuer’s earnings after the issuer pays its creditors and any preferred stockholders. As a result, changes in an issuer’s earnings directly influence the value of its common stock.

Convertible Securities

Convertible securities are fixed-income securities that the Fund has the option to exchange for equity securities at a specified conversion price. The option allows the Fund to realize additional returns if the market price of the equity securities exceeds the conversion price. For example, the Fund may hold fixed-income securities that are convertible into shares of common stock at a conversion price of $10 per share. If the market value of the shares of common stock reached $12, the Fund could realize an additional $2 per share by converting its fixed-income securities.

Convertible securities have lower yields than comparable fixed-income securities. In addition, at the time a convertible security is issued the conversion price exceeds the market value of the underlying equity securities. Thus, convertible securities may provide lower returns than non-convertible fixed-income securities or equity securities depending upon changes in the price of the underlying equity securities. However, convertible securities permit the Fund to realize some of the potential appreciation of the underlying equity securities with less risk of losing its initial investment.

DERIVATIVE CONTRACTS

Derivative contracts are financial instruments that require payments based upon changes in the values of designated securities, commodities, currencies, indices, or other assets or instruments including other derivative contracts, (each a “Reference Instrument” and collectively, “Reference Instruments”). Each party to a derivative contract is referred to as a counterparty. Some derivative contracts require payments relating to an actual, future trade involving the Reference Instrument. These types of derivatives are frequently referred to as “physically settled” derivatives. Other derivative contracts require payments relating to the income or returns from, or changes in the market value of, a Reference Instrument. These types of derivatives are known as “cash settled” derivatives, since they require cash payments in lieu of delivery of the Reference Instrument.

Many derivative contracts are traded on securities or commodities exchanges. In this case, the exchange sets all the terms of the contract except for the price. Investors make payments due under their contracts through the exchange. Most exchanges require investors to maintain margin accounts through their brokers to cover their potential obligations to the exchange. Parties to the contract make (or collect) daily payments to the margin accounts to reflect losses (or gains) in the value of their contracts. This protects investors against potential defaults by the counterparty. Trading contracts on an exchange also allows investors to close out their contracts by entering into offsetting contracts.

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The Fund may also trade derivative contracts over-the-counter (OTC) in transactions negotiated directly between the Fund and the counterparty. OTC contracts do not necessarily have standard terms, so they may be less liquid and more difficult to close out than exchange-traded contracts. In addition, OTC contracts with more specialized terms may be more difficult to value than exchange traded contracts, especially in times of financial stress.

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Depending on how the Fund uses derivative contracts and the relationships between the market value of a derivative contract and the Reference Instrument, derivative contracts may increase or decrease the Fund’s exposure to the risks of the Reference Instrument, and may also expose the fund to liquidity and leverage risks. OTC contracts also expose the Fund to credit risks in the event that a counterparty defaults on the contract.

Payment obligations arising in connection with derivative contracts are frequently required to be secured with collateral (in the case of OTC contracts) or margin (in the case of exchange-traded contracts, as previously noted).

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The Fund may invest in a derivative contract if it is permitted to own, invest in, or otherwise have economic exposure to the Reference Instrument. The Fund is not required to own a Reference Instrument in order to buy or sell a derivative contract relating to that Reference Instrument. The Fund may trade in the following specific types and/or combinations of derivative contracts:

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Futures Contracts

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Futures contracts provide for the future sale by one party and purchase by another party of a specified amount of a Reference Instrument at a specified price, date and time. Entering into a contract to buy a Reference Instrument is commonly referred to as buying a contract or holding a long position in the asset. Entering into a contract to sell a Reference Instrument is commonly referred to as selling a contract or holding a short position in the Reference Instrument. Futures contracts are considered to be commodity contracts. The Fund has claimed an exclusion from the definition of the term “commodity pool operator” under the Commodity Exchange Act and, therefore, is not subject to registration or regulation as a commodity pool operator under that Act. Futures contracts traded OTC are frequently referred to as forward contracts. The Fund can buy or sell financial futures (such as index futures and security futures).

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Option Contracts

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Option contracts (also called “options”) are rights to buy or sell a Reference Instrument for a specified price (the exercise price) during, or at the end of, a specified period. The seller (or writer) of the option receives a payment, or premium, from the buyer, which the writer keeps regardless of whether the buyer uses (or exercises) the option. A call option gives the holder (buyer) the right to buy the Reference Instrument from the seller (writer) of the option. A put option gives the holder the right to sell the Reference Instrument to the writer of the option. Options can trade on exchanges or in the OTC market and may be bought or sold on a wide variety of Reference Instruments. Options that are written on futures contracts will be subject to margin requirements similar to those applied to futures contracts.

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Swap Contracts

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A swap contract (also known as a “swap”) is a type of derivative contract in which two parties agree to pay each other (swap) the returns derived from Reference Instruments. Swaps do not always involve the delivery of the Reference Instruments by either party, and the parties might not own the Reference Instruments underlying the swap. The payments are usually made on a net basis so that, on any given day, the Fund would receive (or pay) only the amount by which its payment under the contract is less than (or exceeds) the amount of the other party’s payment. Swap agreements are sophisticated instruments that can take many different forms and are known by a variety of names.

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Common types of swaps in which the Fund may invest include total return swaps.

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HYBRID INSTRUMENTS

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Hybrid instruments combine elements of two different kinds of securities or financial instruments (such as a derivative contract). Frequently, the value of a hybrid instrument is determined by reference to changes in the value of a Reference Instrument (that is a designated security, commodity, currency, index, or other asset or instrument including a derivative contract). The Fund may use hybrid instruments only in connection with permissible investment activities. Hybrid instruments can take on many forms including, but not limited to, the following forms. First, a common form of a hybrid instrument combines elements of a derivative contract with those of another security (typically a fixed-income security). In this case all or a portion of the interest or principal payable on a hybrid security is determined by reference to changes in the price of a Reference Instrument. Second, a hybrid instrument may also combine elements of a fixed-income security and an equity security. Third, hybrid instruments may include convertible securities with conversion terms related to a Reference Instrument.

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Depending on the type and terms of the hybrid instrument, its risks may reflect a combination of the risks of investing in the Reference Instrument with the risks of investing in other securities, currencies, and derivative contracts. Thus, an investment in a hybrid instrument may entail significant risks in addition to those associated with traditional investments or the Reference Instrument. Hybrid instruments are also potentially more volatile than traditional securities or the Reference Instrument. Moreover, depending on the structure of the particular hybrid, it may expose the Fund to leverage risks or carry liquidity risks.

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ASSET SEGREGATION

In order to secure its obligations in connection with derivative contracts or special transactions, the Fund will either own the underlying assets, enter into offsetting transactions or set aside cash or readily marketable securities. This requirement may cause the Fund to miss favorable trading opportunities, due to a lack of sufficient cash or readily marketable securities. This requirement may also cause the Fund to realize losses on offsetting or terminated derivative contracts or special transactions.

Securities Lending

The Fund may lend portfolio securities to borrowers that the Manager deems creditworthy. In return, the Fund receives cash or liquid securities from the borrower as collateral. The borrower must furnish additional collateral if the market value of the loaned securities increases. Also, the borrower must pay the Fund the equivalent of any dividends or interest received on the loaned securities.

The Fund will reinvest cash collateral in securities that qualify as an acceptable investment for the Fund. However, the Fund must pay interest to the borrower for the use of cash collateral.

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Loans are subject to termination at the option of the Fund or the borrower. The Fund will not have the right to vote on securities while they are on loan. However, the Fund will attempt to terminate a loan in an effort to reacquire the securities in time to vote on matters that are deemed to be material by the Manager. There can be no assurance that the Fund will have sufficient notice of such matters to be able to terminate the loan in time to vote thereon. The Fund may pay administrative and custodial fees in connection with a loan and may pay a negotiated portion of the interest earned on the cash collateral to a securities lending agent or broker.

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Securities lending activities are subject to credit and leverage risks.

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INVESTING IN SECURITIES OF OTHER INVESTMENT COMPANIES

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The Fund may invest its assets in securities of other investment companies, including the securities of affiliated money market funds, as an efficient means of implementing its investment strategies and/or managing its uninvested cash. These other investment companies are managed independently of the Fund and incur additional fees and/or expenses which would, therefore, be borne indirectly by the Fund in connection with any such investment. However, the Adviser believes that the benefits and efficiencies of this approach should outweigh the potential additional fees and/or expenses. The Fund may invest in money market securities directly.

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The Funds may invest in ETFs as an efficient means of carrying out its investment strategies. As with traditional mutual funds, ETFs charge asset-based fees, although these fees tend to be relatively low. ETFs are traded on stock exchanges or on the over-the-counter market. ETFs do not charge initial sales charges or redemption fees and investors pay only customary brokerage fees to buy and sell ETF shares.

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What are the Specific Risks of Investing in the Fund?

STOCK MARKET RISKS

The value of equity securities in the Fund’s portfolio will rise and fall. These fluctuations could be a sustained trend or a drastic movement. The Fund’s portfolio will reflect changes in prices of individual portfolio stocks or general changes in stock valuations. Consequently, the Fund’s Share price may decline. The Fund’s investment in stock index futures will be subject to the same risk.

The enhanced management techniques described in the investment strategy may not work as intended and therefore may cause the Fund’s Share price to decline or cause the Fund to underperform the Index.

SECTOR RISKS

Companies with similar characteristics may be grouped together in broad categories called sectors. Sector risk is the possibility that a certain sector may underperform other sectors or the market as a whole. As the Manager allocates more of the Fund’s portfolio holdings to a particular sector, the Fund’s performance will be more susceptible to any economic, business or other developments which generally affect that sector.

LEVERAGE RISKS

Leverage risk is created when an investment exposes the Fund to a level of risk that exceeds the amount invested. Changes in the value of such an investment magnify the Fund’s risk of loss and potential for gain. Investments can have these same results if their returns are based on a multiple of a specified index, security or other benchmark.

LIQUIDITY RISKS

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Trading opportunities are more limited for equity securities that are not widely held. This may make it more difficult to sell or buy a security at a favorable price or time. Consequently, the Fund may have to accept a lower price to sell a security, sell other securities to raise cash or give up an investment opportunity, any of which could have a negative effect on the Fund’s performance. Infrequent trading of securities may also lead to an increase in their price volatility.

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Liquidity risk also refers to the possibility that the Fund may not be able to sell a security or close out a derivative contract when it wants to. If this happens, the Fund will be required to continue to hold the security or keep the position open, and the Fund could incur losses.

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OTC derivative contracts generally carry greater liquidity risk than exchange-traded contracts. This risk may be increased in times of financial stress, if the trading market for OTC derivative contracts becomes restricted.

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RISKS OF INVESTING IN DERIVATIVE CONTRACTS AND HYBRID INSTRUMENTS

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The Fund’s use of derivative contracts and hybrid instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments. First, changes in the value of the derivative contracts and hybrid instruments in which the Fund invests may not be correlated with changes in the value of the underlying Reference Instruments or, if they are correlated, may move in the opposite direction than originally anticipated. Second, while some strategies involving derivatives may reduce the risk of loss, they may also reduce potential gains or, in some cases, result in losses by offsetting favorable price movements in portfolio holdings. Third, there is a risk that derivative contracts and hybrid instruments may be erroneously priced or improperly valued and, as a result, the Fund may need to make increased cash payments to the counterparty. Fourth, derivative contracts and hybrid instruments may cause the Fund to realize increased ordinary income or short-term capital gains (which are treated as ordinary income for Federal income tax purposes) and, as a result, may increase taxable distributions to shareholders. Fifth, a common provision in OTC derivative contracts permits the counterparty to terminate any such contract between it and the Fund, if the value of the Fund’s total net assets declines below a specified level over a given time period. Factors that may contribute to such a decline (which usually must be substantial) include significant shareholder redemptions and/or a marked decrease in the market value of the Fund’s investments. Any such termination of the Fund’s OTC derivative contracts may adversely affect the Fund (for example, by increasing losses and/or costs, and/or preventing the Fund from fully implementing its investment strategies). Finally, derivative contracts and hybrid instruments may also involve other risks described in this prospectus or in the Fund’s SAI, such as stock market, credit, liquidity and leverage risks.

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CREDIT RISKS

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Credit risk includes the possibility that a party to a transaction involving the Fund will fail to meet its obligations. This could cause the Fund to lose the benefit of the transaction or prevent the Fund from selling or buying other securities to implement its investment strategy.

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What Do Shares Cost?

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When the Fund receives your transaction request in proper form (as described in this prospectus), it is processed at the next calculated net asset value of a Share (NAV). A Share’s NAV is determined as of the end of regular trading on the New York Stock Exchange (NYSE) (normally 4:00 p.m. Eastern time) each day the NYSE is open. The Fund calculates the NAV of each class by valuing the assets allocated to the Share’s class, subtracting the liabilities allocated to the class and dividing the balance by the number of Shares of the class outstanding. The Fund’s current NAV and public offering price may be found at FederatedInvestors.com and in the mutual funds section of certain newspapers under “Federated.” You can purchase, redeem or exchange Shares any day the NYSE is open. When the Fund holds securities that trade principally in foreign markets on days the NYSE is closed, the value of the Fund’s assets may change on days you cannot purchase or redeem Shares. This may also occur when the U.S. markets for fixed-income securities are open on a day the NYSE is closed.

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In calculating its NAV, the Fund generally values investments as follows:

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  Equity securities listed on an exchange or traded through a regulated market system are valued at their last reported sale price or official closing price in their principal exchange or market.
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  Derivative contracts listed on exchanges are valued at their reported settlement or closing price.
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  OTC derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Board of Trustees (Board).
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If the Fund cannot obtain a price or price evaluation from a pricing service for an investment, the Fund may attempt to value the investment based upon the mean of bid and asked quotations, or fair value the investment based on price evaluations, from one or more dealers. If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could purchase or sell an investment at the price used to calculate the Fund’s NAV.

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Shares of other mutual funds are valued based upon their reported NAVs. The prospectuses for these mutual funds explain the circumstances under which they will use fair value pricing and the effects of using fair value pricing.

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FAIR VALUATION AND SIGNIFICANT EVENTS PROCEDURES

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The Board has ultimate responsibility for determining the fair value of investments for which market quotations are not readily available. The Board has appointed a Valuation Committee comprised of officers of the Fund and of the Adviser to assist in this responsibility and in overseeing the calculation of the NAV. The Board has also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Board. The Board periodically reviews and approves the fair valuations made by the Valuation Committee and any changes made to the procedures. The Fund’s Statement of Additional Information (SAI) discusses the methods used by pricing services and the Valuation Committee to value investments.

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Using fair value to price investments may result in a value that is different from an investment’s most recent closing price and from the prices used by other mutual funds to calculate their NAVs. The Valuation Committee generally will not change an investment’s fair value in the absence of new information relating to the investment or its issuer such as changes in the issuer’s business or financial results, or relating to external market factors, such as trends in the market values of comparable securities. This may result in less frequent, and larger, changes in fair values as compared to prices based on market quotations or price evaluations from pricing services or dealers.

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The Board also has adopted procedures requiring an investment to be priced at its fair value whenever the Adviser determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment’s value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:

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  With respect to securities traded in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures or options contracts;
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  With respect to price evaluations of fixed-income securities determined before the close of regular trading on the NYSE, actions by the Federal Reserve Open Market Committee and other significant trends in U.S. fixed-income markets;
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  Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded; and
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  Announcements concerning matters such as acquisitions, recapitalizations, or litigation developments, or a natural disaster affecting the issuer’s operations or regulatory changes or market developments affecting the issuer’s industry.
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The Valuation Committee uses a pricing service to determine the fair value of securities traded principally in foreign markets when the Adviser determines that there has been a significant trend in the U.S. equity markets or in index futures trading. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Valuation Committee will determine the fair value of the investment using another method approved by the Board. The Board has ultimate responsibility for any fair valuations made in response to a significant event.

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The fair valuation of securities following a significant event can serve to reduce arbitrage opportunities for short-term traders to profit at the expense of long-term investors in the Fund. For example, such arbitrage opportunities may exist when the market on which portfolio securities are traded closes before the Fund calculates its NAV, which is typically the case with Asian and European markets. However, there is no assurance that these significant event procedures will prevent dilution of the NAV by short-term traders. See “Account and Share Information--Frequent Trading Policies” for other procedures the Fund employs to deter such short-term trading.

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How is the Fund Sold?

The Fund offers four Share classes: Institutional Shares, Institutional Service Shares, Class C Shares and Class K Shares, each representing interests in a single portfolio of securities. This prospectus relates only to Class K Shares. All Share classes have different sales charges and other expenses which affect their performance. Contact your financial intermediary or call 1-800-341-7400 for more information concerning the other classes.

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The Fund’s Distributor, Federated Securities Corp., markets the Shares described in this prospectus generally to 401(k) plans, 457 plans, employer sponsored 403(b) plans, profit sharing and money purchase pension plans, defined benefit plans and non-qualified deferred compensation plans and IRA Rollovers from such plans, directly or through financial intermediaries. Under the Distributor’s Contract with the Fund, the Distributor offers Shares on a continuous, best-efforts basis. The Distributor is a subsidiary of Federated Investors, Inc. (Federated).

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Payments to Financial Intermediaries

The Fund and its affiliated service providers may pay fees as described below to financial intermediaries (such as broker-dealers, banks, investment advisers or third-party administrators) whose customers are shareholders of the Fund.

RULE 12b-1 FEES

The Fund has adopted a Rule 12b-1 Plan, which allows it to pay marketing fees of up to 0.50% of average net assets to the Distributor for the sale, distribution, administration and customer servicing of the Fund’s Class K Shares. When the Distributor receives Rule 12b-1 Fees, it may pay some or all of them to financial intermediaries whose customers purchase Shares. Because these Shares pay marketing fees on an ongoing basis, your investment cost may be higher over time than other shares with different marketing fees.

RECORDKEEPING FEES

The Fund may pay Recordkeeping Fees on an average net assets basis or on a per account per year basis to financial intermediaries for providing recordkeeping services to the Funds and shareholders. If a financial intermediary receives Recordkeeping Fees on an account, it is not eligible to also receive Account Administration Fees or Networking Fees on that same account.

NETWORKING FEES

The Fund may reimburse Networking Fees on a per account per year basis to financial intermediaries for providing administrative services to the Funds and shareholders on certain non-omnibus accounts. If a financial intermediary receives Networking Fees on an account, it is not eligible to also receive Recordkeeping Fees on that same account.

ADDITIONAL PAYMENTS TO FINANCIAL INTERMEDIARIES

The Distributor may pay out of its own resources amounts (including items of material value) to certain financial intermediaries that support the sale of Shares or provide services to Fund shareholders. The amounts of these payments could be significant, and may create an incentive for the financial intermediary or its employees or associated persons to recommend or sell Shares of the Fund to you. In some cases, such payments may be made by or funded from the resources of companies affiliated with the Distributor (including the Manager). These payments are not reflected in the fees and expenses listed in the fee table section of the Fund’s prospectus and described above because they are not paid by the Fund.

These payments are negotiated and may be based on such factors as the number or value of Shares that the financial intermediary sells or may sell; the value of client assets invested; or the type and nature of services or support furnished by the financial intermediary. These payments may be in addition to payments made by the Fund to the financial intermediary under a Rule 12b-1 Plan and/or Service Fees arrangement. In connection with these payments, the financial intermediary may elevate the prominence or profile of the Fund and/or other Federated funds within the financial intermediary’s organization by, for example, placement on a list of preferred or recommended funds, and/or granting the Distributor preferential or enhanced opportunities to promote the funds in various ways within the financial intermediary’s organization. You can ask your financial intermediary for information about any payments it receives from the Distributor or the Fund and any services provided.

How to Purchase Shares

You may purchase Shares through a financial intermediary, directly from the Fund or through an exchange from another Federated fund. The Fund reserves the right to reject any request to purchase or exchange Shares.

The minimum initial and subsequent investment amounts for retirement plans are $250 and $100, respectively.

A retirement plan’s minimum investment is calculated by combining all accounts it maintains with the Fund. Accounts established through financial intermediaries may be subject to a smaller minimum investment amount. Keep in mind that financial intermediaries may charge you fees for their services in connection with your Share transactions.

THROUGH A FINANCIAL INTERMEDIARY

  Establish an account with the financial intermediary; and
  Submit your purchase order to the financial intermediary before the end of regular trading on the NYSE (normally 4:00 p.m. Eastern time). You will receive the next calculated NAV if the financial intermediary forwards the order to the Fund on the same day and the Fund receives payment within one business day. You will become the owner of Shares and receive dividends when the Fund receives your payment.

Financial intermediaries should send payments according to the instructions in the sections “By Wire” or “By Check.”

DIRECTLY FROM THE FUND

  Establish your account with the Fund by submitting a completed New Account Form; and
  Send your payment to the Fund by Federal Reserve wire or check.

You will become the owner of Shares and your Shares will be priced at the next calculated NAV after the Fund receives your wire or your check. If your check does not clear, your purchase will be canceled and you could be liable for any losses or fees incurred by the Fund or State Street Bank and Trust Company, the Fund’s transfer agent.

An institution may establish an account and place an order by calling the Fund and the Shares will be priced at the next calculated NAV after the Fund receives the order.

By Wire

Send your wire to:

State Street Bank and Trust Company
Boston, MA
Dollar Amount of Wire
ABA Number 011000028
Attention: EDGEWIRE
Wire Order Number, Dealer Number or Group Number
Nominee/Institution Name
Fund Name and Number and Account Number

You cannot purchase Shares by wire on holidays when wire transfers are restricted.

By Check

Make your check payable to The Federated Funds, note your account number on the check, and send it to:

The Federated Funds
P.O. Box 8600
Boston, MA 02266-8600

If you send your check by a private courier or overnight delivery service that requires a street address, send it to:

The Federated Funds
30 Dan Road
Canton, MA 02021

Payment should be made in U.S. dollars and drawn on a U.S. bank. The Fund reserves the right to reject any purchase request. For example, to protect against check fraud the Fund may reject any purchase request involving a check that is not made payable to The Federated Funds (including, but not limited to, requests to purchase Shares using third-party checks), or involving temporary checks or credit card checks.

THROUGH AN EXCHANGE

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You may purchase Shares through an exchange from the same share class of another Federated fund. You must meet the minimum initial investment requirement for purchasing Shares (if applicable) and both accounts must have identical registrations.

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BY SYSTEMATIC INVESTMENT PROGRAM

Once you have opened an account, you may automatically purchase additional Shares on a regular basis by completing the Systematic Investment Program (SIP) section of the New Account Form or by contacting the Fund or your financial intermediary. The minimum investment amount for SIPs is $50.

BY AUTOMATED CLEARING HOUSE (ACH)

Once you have opened an account, you may purchase additional Shares through a depository institution that is an ACH member. This purchase option can be established by completing the appropriate sections of the New Account Form.

How to Redeem and Exchange Shares

You should redeem or exchange Shares:

  through a financial intermediary if you purchased Shares through a financial intermediary; or
  directly from the Fund if you purchased Shares directly from the Fund.

Shares of the Fund may be redeemed for cash or exchanged for shares of the same class of other Federated funds on days on which the Fund computes its NAV. Redemption requests may be made by telephone or in writing.

THROUGH A FINANCIAL INTERMEDIARY

Submit your redemption or exchange request to your financial intermediary by the end of regular trading on the NYSE (normally 4:00 p.m. Eastern time). The redemption amount you will receive is based upon the next calculated NAV after the Fund receives the order from your financial intermediary.

DIRECTLY FROM THE FUND

By Telephone

You may redeem or exchange Shares by simply calling the Fund at 1-800-341-7400.

If you call before the end of regular trading on the NYSE (normally 4:00 p.m. Eastern time) you will receive a redemption amount based on that day’s NAV.

By Mail

You may redeem or exchange Shares by sending a written request to the Fund.

You will receive a redemption amount based on the next calculated NAV after the Fund receives your written request in proper form.

Send requests by mail to:

The Federated Funds
P.O. Box 8600
Boston, MA 02266-8600

Send requests by private courier or overnight delivery service to:

The Federated Funds
30 Dan Road
Canton, MA 02021

All requests must include:

  Fund Name and Share Class, account number and account registration;
  amount to be redeemed or exchanged;
  signatures of all shareholders exactly as registered; and
  if exchanging, the Fund Name and Share Class, account number and account registration into which you are exchanging.

Call your financial intermediary or the Fund if you need special instructions.

Signature Guarantees

Signatures must be guaranteed by a financial institution which is a participant in a Medallion signature guarantee program if:

  your redemption will be sent to an address other than the address of record;
  your redemption will be sent to an address of record that was changed within the last 30 days;
  a redemption is payable to someone other than the shareholder(s) of record; or
  if exchanging (transferring) into another fund with a different shareholder registration.

A Medallion signature guarantee is designed to protect your account from fraud. Obtain a Medallion signature guarantee from a bank or trust company, savings association, credit union or broker, dealer, or securities exchange member. A notary public cannot provide a signature guarantee.

PAYMENT METHODS FOR REDEMPTIONS

Your redemption proceeds will be mailed by check to your address of record. The following payment options are available if you complete the appropriate section of the New Account Form or an Account Service Options Form. These payment options require a signature guarantee if they were not established when the account was opened:

  an electronic transfer to your account at a financial institution that is an ACH member; or
  wire payment to your account at a domestic commercial bank that is a Federal Reserve System member.

Redemption in Kind

Although the Fund intends to pay Share redemptions in cash, it reserves the right to pay the redemption price in whole or in part by a distribution of the Fund’s portfolio securities.

LIMITATIONS ON REDEMPTION PROCEEDS

Redemption proceeds normally are wired or mailed within one business day after receiving a request in proper form. Payment may be delayed for up to seven days:

  to allow your purchase to clear (as discussed below);
  during periods of market volatility;
  when a shareholder’s trade activity or amount adversely impacts the Fund’s ability to manage its assets; or
  during any period when the Federal Reserve wire or applicable Federal Reserve banks are closed, other than customary weekend and holiday closings.

If you request a redemption of Shares recently purchased by check (including a cashier’s check or certified check), money order, bank draft or ACH, your redemption proceeds may not be made available up to seven calendar days to allow the Fund to collect payment on the instrument used to purchase such Shares. If the purchase instrument does not clear, your purchase order will be cancelled and you will be responsible for any losses incurred by the Fund as a result of your cancelled order.

In addition, the right of redemption may be suspended, or the payment of proceeds may be delayed, during any period:

  when the NYSE is closed, other than customary weekend and holiday closings;
  when trading on the NYSE is restricted, as determined by the SEC; or
  in which an emergency exists, as determined by the SEC, so that disposal of the Fund’s investments or determination of its NAV is not reasonably practicable.

You will not accrue interest or dividends on uncashed redemption checks from the Fund if those checks are undeliverable and returned to the Fund.

EXCHANGE PRIVILEGE

You may exchange Shares of the Fund into shares of the same class of another Federated fund. To do this, you must:

  ensure that the account registrations are identical;
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  receive a prospectus for the fund into which you wish to exchange.

An exchange is treated as a redemption and a subsequent purchase, and is a taxable transaction.

The Fund may modify or terminate the exchange privilege at any time. In addition, the Fund may terminate your exchange privilege if your exchange activity is found to be excessive under the Fund’s frequent trading policies. See “Account and Share Information--Frequent Trading Policies.”

SYSTEMATIC WITHDRAWAL/EXCHANGE PROGRAM

You may automatically redeem or exchange Shares in a minimum amount of $100 on a regular basis. Complete the appropriate section of the New Account Form or an Account Service Options Form or contact your financial intermediary or the Fund. Your account value must meet the minimum initial investment amount at the time the program is established. This program may reduce, and eventually deplete, your account. Payments should not be considered yield or income.

ADDITIONAL CONDITIONS

Telephone Transactions

The Fund will record your telephone instructions. If the Fund does not follow reasonable procedures, it may be liable for losses due to unauthorized or fraudulent telephone instructions.

Share Certificates

The Fund no longer issues share certificates. If you are redeeming or exchanging Shares represented by certificates previously issued by the Fund, you must return the certificates with your written redemption or exchange request. For your protection, send your certificates by registered or certified mail, but do not endorse them.

Account and Share Information

CONFIRMATIONS AND ACCOUNT STATEMENTS

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You will receive confirmation of purchases, redemptions and exchanges (except for systematic transactions). In addition, you will receive periodic statements reporting all account activity, including systematic transactions, dividends and capital gains paid.

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DIVIDENDS AND CAPITAL GAINS

The Fund declares and pays any dividends quarterly to shareholders. Dividends are paid to all shareholders invested in the Fund on the record date. The record date is the date on which a shareholder must officially own Shares in order to earn a dividend.

In addition, the Fund pays any capital gains at least annually. Your dividends and capital gains distributions will be automatically reinvested in additional Shares without a sales charge, unless you elect cash payments. Dividends may also be reinvested without sales charges in shares of any class of any other Federated fund of which you are already a shareholder.

If you have elected to receive dividends and/or capital gain distributions in cash, and your check is returned by the postal or other delivery service as “undeliverable,” or you do not respond to mailings from Federated with regard to uncashed distribution checks, your distribution option will automatically be converted to having all dividends and capital gains reinvested in additional shares. No interest will accrue on amounts represented by uncashed distribution checks.

If you purchase Shares just before the record date for a dividend or capital gain distribution, you will pay the full price for the Shares and then receive a portion of the price back in the form of a taxable distribution, whether or not you reinvest the distribution in Shares. Therefore, you should consider the tax implications of purchasing Shares shortly before the record date for a dividend or capital gain. Contact your financial intermediary or the Fund for information concerning when dividends and capital gains will be paid.

ACCOUNTS WITH LOW BALANCES

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Due to the high cost of maintaining accounts with low balances, accounts may be closed if redemptions or exchanges cause the account balance to fall below $250. Before an account is closed, you will be notified and allowed at least 30 days to purchase additional Shares to meet the minimum.

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TAX INFORMATION

The Fund sends an annual statement of your account activity to assist you in completing your federal, state and local tax returns. Fund distributions of dividends and capital gains are taxable to you whether paid in cash or reinvested in the Fund. Dividends are taxable at different rates depending on the source of dividend income. Capital gains are taxable at different rates depending upon the length of time the Fund holds its assets.

Fund distributions are expected to be both dividends and capital gains. Redemptions and exchanges are taxable sales. Please consult your tax adviser regarding your federal, state, and local tax liability.

FREQUENT TRADING POLICIES

Frequent or short-term trading into and out of the Fund can have adverse consequences for the Fund and shareholders who use the Fund as a long-term investment vehicle. Such trading in significant amounts can disrupt the Fund’s investment strategies (e.g., by requiring it to sell investments at inopportune times or maintain excessive short-term or cash positions to support redemptions), increase brokerage and administrative costs and affect the timing and amount of taxable gains distributed by the Fund. Investors engaged in such trading may also seek to profit by anticipating changes in the Fund’s NAV in advance of the time as of which NAV is calculated.

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The Fund’s Board has approved policies and procedures intended to discourage excessive frequent or short-term trading of the Fund’s Shares. The Fund monitors trading in Fund Shares in an effort to identify disruptive trading activity. The Fund monitors trades into and out of the Fund within a period of 30 days or less. The size of Share transactions subject to monitoring varies. However, where it is determined that a shareholder has exceeded the detection amounts twice within a period of twelve months, the shareholder will be precluded from making further purchases or exchanges of Fund Shares. The Fund may also monitor trades into and out of the Fund over periods longer than 30 days, and if potentially disruptive trading activity is detected, the shareholder will be precluded from making further purchases or exchanges of Fund Shares. Whether or not the specific monitoring limits are exceeded, the Fund’s management or the Manager may determine from the amount, frequency or pattern of purchases and redemptions or exchanges that a shareholder is engaged in excessive trading that is or could be detrimental to the Fund and other shareholders and may preclude the shareholder from making further purchases or exchanges of Fund Shares. No matter how the Fund defines its limits on frequent trading of Fund Shares, other purchases and sales of Fund Shares may have adverse effects on the management of the Fund’s portfolio and its performance.

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The Fund’s frequent trading restrictions do not apply to purchases and sales of Fund Shares by other Federated funds. These funds impose the same frequent trading restrictions as the Fund at their shareholder level. In addition, allocation changes of the investing Federated fund are monitored, and the managers of the recipient fund must determine that there is no disruption to their management activity. The intent of this exception is to allow investing fund managers to accommodate cash flows that result from non-abusive trading in the investing fund, without being stopped from such trading because the aggregate of such trades exceeds the monitoring limits. Nonetheless, as with any trading in Fund Shares, purchases and redemptions of Fund Shares by other Federated funds could adversely affect the management of the Fund’s portfolio and its performance.

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The Fund’s objective is that its restrictions on short-term trading should apply to all shareholders that are subject to the restrictions, regardless of the number or type of accounts in which Shares are held. However, the Fund anticipates that limitations on its ability to identify trading activity to specific shareholders, including where shares are held through intermediaries in multiple or omnibus accounts, will mean that these restrictions may not be able to be applied uniformly in all cases.

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PORTFOLIO HOLDINGS INFORMATION

Information concerning the Fund’s portfolio holdings is available in the “Products” section of Federated’s website at FederatedInvestors.com. A complete listing of the Fund’s portfolio holdings as of the end of each calendar quarter is posted on the website 30 days (or the next business day) after the end of the quarter and remains posted until replaced by the information for the succeeding quarter. Summary portfolio composition information as of the close of each month is posted on the website 15 days (or the next business day) after month-end and remains until replaced by the information for the succeeding month. The summary portfolio composition information may include identification of the Fund’s top ten holdings, recent purchase and sale transactions and a percentage breakdown of the portfolio by sector.

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To access this information from the “Products” section of the website, click on the “Portfolio Holdings” link under “Related Information” and select the appropriate link opposite the name of the Fund, or select the name of the Fund, and from the Fund’s page click on the “Portfolio Holdings” or “Composition” link.

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You may also access portfolio information as of the end of the Fund’s fiscal quarters from the “Products” section of the website. The Fund’s annual and semiannual reports, which contain complete listings of the Fund’s portfolio holdings as of the end of the Fund’s second and fourth fiscal quarters, may be accessed by selecting the “Prospectuses and Regulatory Reports” link under “Related Information” and selecting the link to the appropriate PDF. Complete listings of the Fund’s portfolio holdings as of the end of the Fund’s first and third fiscal quarters may be accessed by selecting “Portfolio Holdings” from the “Products” section and then selecting the appropriate link opposite the name of the Fund. Fiscal quarter information is made available on the website within 70 days after the end of the fiscal quarter. This information is also available in reports filed with the SEC at the SEC’s website at www.sec.gov.

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Who Manages the Fund?

The Board governs the Fund. The Board selects and oversees the Manager, Federated Equity Management Company of Pennsylvania. The Manager, in turn, oversees the management of the Fund’s assets by the subadviser, BlackRock Investment Management, LLC (BlackRock or the “Subadviser”). BlackRock began managing the portfolio as of the close of business September 29, 2006.

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BlackRock is a wholly owned subsidiary of BlackRock, Inc. On September 29, 2006, BlackRock, Inc. consummated a transaction with Merrill Lynch & Co., Inc. whereby Merrill Lynch & Co., Inc.’s investment management business combined with that of BlackRock to create a new independent company that is one of the world’s largest asset management firms with approximately $1.3 trillion in assets under management. The combined company has approximately 5,100 employees in 19 countries.

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Federated Advisory Services Company (FASC), an affiliate of the Manager, provides research, quantitative analysis, equity trading and transaction settlement and certain support services to the Manager. The fee for these services is paid by the Manager and not by the Fund. The Manager’s responsibilities include selecting the Subadviser and the continued review and evaluation of the Subadviser’s performance. The address of the Manager and FASC is Federated Investors Tower, 1001 Liberty Avenue, Pittsburgh, PA 15222-3779.

The Manager has delegated daily management of all of the Fund assets to BlackRock, who is paid by the Manager and not by the Fund. The Subadviser has complete discretion, subject to the Manager’s oversight, to purchase and sell portfolio securities for the Fund. The Subadviser’s address is P.O. Box 9011, Princeton, NJ 08543-9011.

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The Manager and other subsidiaries of Federated advise approximately 148 equity, fixed-income, and money market mutual funds as well as a variety of customized separately managed accounts, which totaled approximately $237 billion in assets as of December 31, 2006. Federated was established in 1955 and is one of the largest investment managers in the United States with approximately 1,243 employees. Federated provides investment products to more than 5,500 investment professionals and institutions.

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PORTFOLIO MANAGEMENT INFORMATION

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Leon Rosenberg, Debra L. Jelilian, Jeffrey L. Russo, CFA

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Subject to the oversight of the Manager, BlackRock Investment Management’s Quantitative Index Management Team is responsible for the day-to-day management of the Fund. The Fund is managed by Leon Rosenberg, Debra L. Jelilian and Jeffrey L. Russo, CFA, who are members of the Quantitative Index Management Team. Mr. Rosenberg is primarily responsible for the enhanced trading strategies of the Fund while Ms. Jelilian and Mr. Russo are jointly and primarily responsible for the primary indexing strategy of the Fund’s portfolio. Mr. Rosenberg is a Director of and a portfolio manager with Black-Rock. Prior to joining BlackRock® in 2006, Mr. Rosenberg was a Director of Merrill Lynch Investment Managers, L.P., (“MLIM”), an indirect wholly owned subsidiary of Merrill Lynch & Co., Inc. from 2001 until 2006. He has been a member of the Funds’ management team since 2001. Prior to joining MLIM, Mr. Rosenberg was employed at J.P. Morgan Investment Management. He has seventeen years’ experience in investments. Mr. Russo is a Director of and portfolio manager with BlackRock®. Prior to joining BlackRock in 2006, Mr. Russo was a Director of MLIM from 2004 to 2006, and was a Vice President there from 1999 to 2004. He has been a member of the Funds’ management team since 2000. Mr. Russo has eleven years’ experience as a portfolio manager and trader. Ms. Jelilian is a Director of and portfolio manager with BlackRock®. Prior to joining BlackRock in 2006, Ms. Jelilian was a Director of MLIM from 1999 to 2006, and has been a member of the Funds’ management team since 2000. Ms. Jelilian has fourteen years’ experience in investing and in managing index investments.

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The Fund’s SAI provides additional information about the Portfolio Managers’ compensation, management of other accounts, and ownership of securities in the Fund.

MANAGEMENT FEES

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The Fund’s investment advisory contract provides for payment to the Manager of an annual investment advisory fee of 0.30% of the Fund’s average daily net assets. The Manager may voluntarily waive a portion of its fee or reimburse the Fund for certain operating expenses.

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A discussion of the Board’s review of the Fund’s investment advisory contract is available in the Fund’s Annual Report dated October 31, 2007.

Legal Proceedings

Since October 2003, Federated and related entities (collectively, “Federated”), and various Federated funds (“Funds”), have been named as defendants in several class action lawsuits now pending in the United States District Court for the District of Maryland. The lawsuits were purportedly filed on behalf of people who purchased, owned and/or redeemed shares of Federated-sponsored mutual funds during specified periods beginning November 1, 1998. The suits are generally similar in alleging that Federated engaged in illegal and improper trading practices including market timing and late trading in concert with certain institutional traders, which allegedly caused financial injury to the mutual fund shareholders. These lawsuits began to be filed shortly after Federated’s first public announcement that it had received requests for information on shareholder trading activities in the Funds from the SEC, the Office of the New York State Attorney General (“NYAG”), and other authorities. In that regard, on November 28, 2005, Federated announced that it had reached final settlements with the SEC and the NYAG with respect to those matters. Specifically, the SEC and NYAG settled proceedings against three Federated subsidiaries involving undisclosed market timing arrangements and late trading. The SEC made findings: that Federated Investment Management Company (“FIMC”), an SEC-registered investment adviser to various Funds, and Federated Securities Corp., an SEC-registered broker-dealer and distributor for the Funds, violated provisions of the Investment Advisers Act and Investment Company Act by approving, but not disclosing, three market timing arrangements, or the associated conflict of interest between FIMC and the funds involved in the arrangements, either to other fund shareholders or to the funds’ board; and that Federated Shareholder Services Company, formerly an SEC-registered transfer agent, failed to prevent a customer and a Federated employee from late trading in violation of provisions of the Investment Company Act. The NYAG found that such conduct violated provisions of New York State law. Federated entered into the settlements without admitting or denying the regulators’ findings. As Federated previously reported in 2004, it has already paid approximately $8.0 million to certain funds as determined by an independent consultant. As part of these settlements, Federated agreed to pay disgorgement and a civil money penalty in the aggregate amount of an additional $72 million and, among other things, agreed that it would not serve as investment adviser to any registered investment company unless (i) at least 75% of the fund’s directors are independent of Federated, (ii) the chairman of each such fund is independent of Federated, (iii) no action may be taken by the fund’s board or any committee thereof unless approved by a majority of the independent trustees of the fund or committee, respectively, and (iv) the fund appoints a “senior officer” who reports to the independent trustees and is responsible for monitoring compliance by the fund with applicable laws and fiduciary duties and for managing the process by which management fees charged to a fund are approved. The settlements are described in Federated’s announcement which, along with previous press releases and related communications on those matters, is available in the “About Us” section of Federated’s website at FederatedInvestors.com.

Federated and various Funds have also been named as defendants in several additional lawsuits, the majority of which are now pending in the United States District Court for the Western District of Pennsylvania, alleging, among other things, excessive advisory and Rule 12b-1 fees.

The Board of the Funds has retained the law firm of Dickstein Shapiro LLP to represent the Funds in these lawsuits. Federated and the Funds, and their respective counsel, are reviewing the allegations and intend to defend this litigation. Additional lawsuits based upon similar allegations may be filed in the future. The potential impact of these lawsuits, all of which seek unquantified damages, attorneys’ fees, and expenses, and future potential similar suits is uncertain. Although we do not believe that these lawsuits will have a material adverse effect on the Funds, there can be no assurance that these suits, ongoing adverse publicity and/or other developments resulting from the regulatory investigations will not result in increased Fund redemptions, reduced sales of Fund shares, or other adverse consequences for the Funds.

Financial Information

FINANCIAL HIGHLIGHTS

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The Financial Highlights will help you understand the Fund’s financial performance for its past five fiscal years, or since inception, if the life of the Fund’s Class K Shares is shorter. Some of the information is presented on a per Share basis. Total returns represent the rate an investor would have earned (or lost) on an investment in the Fund, assuming reinvestment of any dividends and capital gains.

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This information has been audited by Ernst & Young LLP, an independent registered public accounting firm, whose report, along with the Fund’s audited financial statements, is included in the Annual Report.

Financial Highlights

(For a Share Outstanding Throughout Each Period)

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	Year Ended October 31,				Period Ended 10/31/2003

	2007	2006	2005	2004	[1]
Net Asset Value, Beginning of Period	$27.30	$24.43	$22.90	$21.27	$17.81
Income From Investment Operations:
Net investment income	0.23	0.22	0.24	0.14	0.10
Net realized and unrealized gain on investments and futures contracts	3.13	3.41	1.53	1.65	3.45

TOTAL FROM INVESTMENT OPERATIONS	3.36	3.63	1.77	1.79	3.55

Less Distributions:
Distributions from net investment income	(0.25)	(0.24)	(0.24)	(0.16)	(0.09)
Distributions from net realized gain on investments and futures contracts	(2.00)	(0.52)	--	--	--

TOTAL DISTRIBUTIONS	(2.25)	(0.76)	(0.24)	(0.16)	(0.09)

Net Asset Value, End of Period	$28.41	$27.30	$24.43	$22.90	$21.27

Total Return[2]	13.29%	15.14%	7.75%	8.42%[3]	19.99%

Ratios to Average Net Assets:

Net expenses	1.10%	1.10%	1.10%	1.10%	1.09%[4]

Net investment income	0.88%	0.85%	0.96%	0.60%	0.70%[4]

Expense waiver/reimbursement[5]	0.02%	0.02%	0.02%	0.01%	0.04%[4]

Supplemental Data:

Net assets, end of period (000 omitted)	$73,702	$76,756	$39,617	$31,940	$16,228

Portfolio turnover	49%	42%	30%	19%	24%[6]

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1 Reflects operations for the period from April 8, 2003 (date of initial public investment) to October 31, 2003.

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2 Based on net asset value, which does not reflect the sales charge, redemption fee, or contingent deferred sales charge, if applicable. Total returns for periods of less than one year are not annualized.

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3 During the year, the Fund was reimbursed by the Manager, which had an impact of 0.05% on the total return.

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4 Computed on an annualized basis.

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5 This expense decrease is reflected in both the net expense and the net investment income ratios shown above.

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6 Portfolio turnover is calculated at the Fund level. Percentage indicated was calculated for the year ended October 31, 2003.

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Further information about the Fund’s performance is contained in the Fund’s Annual Report, dated October 31, 2007, which can be obtained free of charge.

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Appendix A: Hypothetical Investment and Expense Information

The following chart provides additional hypothetical information about the effect of the Fund’s expenses, including investment advisory fees and other Fund costs, on the Fund’s assumed returns over a 10-year period. The chart shows the estimated expenses that would be incurred in respect of a hypothetical investment of $10,000, assuming a 5% return each year, and no redemption of Shares. The chart also assumes that the Fund’s annual expense ratio stays the same throughout the 10-year period and that all dividends and distributions are reinvested. The annual expense ratio used in the chart is the same as stated in the “Fees and Expenses” table of this prospectus (and thus may not reflect any fee waiver or expense reimbursement currently in effect). The maximum amount of any sales charge that might be imposed on the purchase of Shares (and deducted from the hypothetical initial investment of $10,000; the “Front-End Sales Charge”) is reflected in the “Hypothetical Expenses” column. The hypothetical investment information does not reflect the effect of charges (if any) normally applicable to redemptions of Shares (e.g., deferred sales charges, redemption fees). Mutual fund returns, as well as fees and expenses, may fluctuate over time, and your actual investment returns and total expenses may be higher or lower than those shown below.

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FEDERATED MAX-CAP INDEX FUND - CLASS K SHARES
ANNUAL EXPENSE RATIO: 1.13%
MAXIMUM FRONT-END SALES CHARGE: NONE

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Year	Hypothetical Beginning Investment	Hypothetical Performance Earnings	Investment After Returns	Hypothetical Expenses	Hypothetical Ending Investment

1	$10,000.00	$500.00	$10,500.00	$115.19	$10,387.00

2	$10,387.00	$519.35	$10,906.35	$119.64	$10,788.98

3	$10,788.98	$539.45	$11,328.43	$124.27	$11,206.51

4	$11,206.51	$560.33	$11,766.84	$129.08	$11,640.20

5	$11,640.20	$582.01	$12,222.21	$134.08	$12,090.68

6	$12,090.68	$604.53	$12,695.21	$139.27	$12,558.59

7	$12,558.59	$627.93	$13,186.52	$144.66	$13,044.61

8	$13,044.61	$652.23	$13,696.84	$150.26	$13,549.44

9	$13,549.44	$677.47	$14,226.91	$156.07	$14,073.80

10	$14,073.80	$703.69	$14,777.49	$162.11	$14,618.46

Cumulative		$5,966.99		$1,374.63

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A Statement of Additional Information (SAI) dated December 31, 2007, is incorporated by reference into this prospectus. Additional information about the Fund and its investments is contained in the Fund’s SAI and Annual and Semi-Annual Reports to shareholders as they become available. The Annual Report’s Management’s Discussion of Fund Performance discusses market conditions and investment strategies that significantly affected the Fund’s performance during its last fiscal year. The SAI contains a description of the Fund’s policies and procedures with respect to the disclosure of its portfolio securities. To obtain the SAI, Annual Report, Semi-Annual Report and other information without charge, and to make inquiries, call your financial intermediary or the Fund at 1-800-341-7400.

These documents, as well as additional information about the Fund (including portfolio holdings, performance and distributions), are also available on Federated’s website at FederatedInvestors.com.

You can obtain information about the Fund (including the SAI) by writing to or visiting the SEC’s Public Reference Room in Washington, DC. You may also access Fund information from the EDGAR Database on the SEC’s website at www.sec.gov. You can purchase copies of this information by contacting the SEC by email at publicinfo@sec.gov or by writing to the SEC’s Public Reference Section, Washington, DC 20549-0102. Call 1-202-942-8090 for information on the Public Reference Room’s operations and copying fees.

Federated Investors
World-Class Investment Manager

Federated Max-Cap Index Fund
Federated Investors Funds
5800 Corporate Drive
Pittsburgh, PA 15237-7000

Contact us at FederatedInvestors.com
or call 1-800-341-7400.

Federated Securities Corp., Distributor

Investment Company Act File No. 811-6061

Federated is a registered mark of Federated Investors, Inc.
2007 ©Federated Investors, Inc.

Cusip 31420E809

28211 (12/07)

Federated Investors
World-Class Investment Manager

Federated Max-Cap Index Fund

A Portfolio of Federated Index Trust

PROSPECTUS

December 31, 2007

INSTITUTIONAL SHARES

A mutual fund seeking to provide investment results that generally correspond to the aggregate price and dividend performance of publicly-traded common stocks comprising the Standard & Poor’s 500 Composite Stock Price Index. The Fund is neither sponsored by nor affiliated with Standard & Poor’s.

As with all mutual funds, the Securities and Exchange Commission (SEC) has not approved or disapproved these securities or passed upon the adequacy of this Prospectus. Any representation to the contrary is a criminal offense.

Not FDIC Insured * May Lose Value * No Bank Guarantee

CONTENTS

Risk/Return Summary	1
What are the Fund’s Fees and Expenses?	5
What are the Fund’s Investment Strategies?	6
What are the Principal Securities in Which the Fund Invests?	8
What are the Specific Risks of Investing in the Fund?	12
What Do Shares Cost?	15
How is the Fund Sold?	17
Payments to Financial Intermediaries	17
How to Purchase Shares	19
How to Redeem and Exchange Shares	21
Account and Share Information	24
Who Manages the Fund?	28
Legal Proceedings	30
Financial Information	31
Appendix A: Hypothetical Investment and Expense Information	33

Risk/Return Summary

WHAT IS THE FUND’S INVESTMENT OBJECTIVE?

The Fund’s investment objective is to provide investment results that generally correspond to the aggregate price and dividend performance of publicly-traded common stocks comprising the Standard & Poor’s 500 Composite Stock Price Index (Index). While there is no assurance that the Fund will achieve its investment objective, it endeavors to do so by following the strategies and policies described in this Prospectus.

WHAT ARE THE FUND’S MAIN INVESTMENT STRATEGIES?

The Fund normally invests its assets primarily in common stocks included in the Index.

The Fund’s investment manager (Manager) has received an exemptive order from the SEC to permit the Trust and the Board of Trustees (the “Board”) to appoint and replace subadvisers for the Fund and to enter into and amend the Fund’s subadvisory agreements without further shareholder approval. See “Who Manages the Fund?”

WHAT ARE THE MAIN RISKS OF INVESTING IN THE FUND?

All mutual funds take investment risks. Therefore, it is possible to lose money by investing in the Fund. The primary factors that may reduce the Fund’s returns include:

  Stock Market Risks. The value of equity securities in the Fund’s portfolio will fluctuate and, as a result, the Fund’s Share price may decline suddenly or over a sustained period of time.
  Sector Risks. Because the Fund may allocate relatively more assets to certain industry sectors than others, the Fund’s performance may be more susceptible to any developments which affect those sectors emphasized by the Fund.
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  Leverage Risks. Leverage risk is created when an investment exposes the Fund to a level of risk that exceeds the amount invested. Changes in the value of such an investment magnify the Fund’s risk of loss and potential for gain.
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  Liquidity Risks. Liquidity risk refers to the possibility that the Fund may not be able to sell a security or close out a derivative contract when it wants to. If this happens, the Fund will be required to continue to hold the security or keep the position open, and the Fund could incur losses. Over-the-counter (OTC) derivative contracts generally carry greater liquidity risk than exchange-traded contracts.
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  Risks of Investing in Derivative Contracts and Hybrid Instruments. Derivative contracts and hybrid instruments involve risks different from, or possibly greater than, risks associated with investing directly in securities and other traditional investments. Specific risk issues related to the use of such contracts and instruments include valuation and tax issues, increased potential for losses and/or costs to the Fund, and a potential reduction in gains to the Fund. Each of these issues is described in greater detail in this Prospectus. Derivative contracts and hybrid instruments may also involve other risks described in this Prospectus or the Fund’s Statement of Additional Information (SAI), such as stock market, credit, liquidity and leverage risks.
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  Credit Risk. Credit risk includes the possibility that a party to a transaction involving the Fund will fail to meet its obligations.
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The Shares offered by this Prospectus are not deposits or obligations of any bank, are not endorsed or guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other government agency.

Risk/Return Bar Chart and Table

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The performance information shown below will help you analyze the Fund’s investment risks in light of its historical returns. The bar chart shows the variability of the Fund’s Institutional Shares total returns on a calendar year-by-year basis. The Average Annual Total Return table shows returns averaged over the stated periods, and includes comparative performance information. The Fund’s performance will fluctuate, and past performance (before and after taxes) is no guarantee of future results.

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The Fund’s Institutional Shares are sold without a sales charge (load). The total returns shown in the bar chart above are based upon net asset value.

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The Fund’s Institutional Shares total return for the nine-month period from January 1, 2007 to September 30, 2007 was 8.80%.

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Within the period shown in the bar chart, the Fund’s Institutional Shares highest quarterly return was 21.22% (quarter ended December 31, 1998). Its lowest quarterly return was (17.34)% (quarter ended September 30, 2002).

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Average Annual Total Return Table

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Return Before Taxes is shown. In addition, Return After Taxes is shown for the Fund’s Institutional Shares to illustrate the effect of federal taxes on Fund returns. Actual after-tax returns depend on each investor’s personal tax situation, and are likely to differ from those shown. The table also shows returns for the Standard and Poor’s 500 Index (S&P 500), a broad-based market index that measures the performance of the broad domestic economy through changes in the aggregate market value of 500 stocks representing all major industries. Index returns do not reflect taxes, sales charges, expenses or other fees that the SEC requires to be reflected in the Fund’s performance. Indexes are unmanaged and it is not possible to invest directly in an index.

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(For the Periods Ended December 31, 2006)

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	1 Year	5 Years	10 Years

Institutional Shares:

Return Before Taxes	15.41%	5.87%	8.02%

Return After Taxes on Distributions[1]	13.37%	5.17%	7.27%

Return After Taxes on Distributions and Sale of Fund Shares[1]	11.46%	4.85%	6.72%

S&P 500	15.77%	6.19%	8.42%

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1 After-tax returns are calculated using a standard set of assumptions. The stated returns assume the highest historical federal income and capital gains tax rates. Return After Taxes on Distributions assumes a continued investment in the Fund and shows the effect of taxes on Fund distributions. Return After Taxes on Distributions and Sale of Fund Shares assumes all shares were redeemed at the end of each measurement period, and shows the effect of any taxable gain (or offsetting loss) on redemption, as well as the effects of taxes on Fund distributions. These after-tax returns do not reflect the effect of any applicable state and local taxes. After-tax returns are not relevant to investors holding Shares through tax-deferred programs, such as IRA or 401(k) plans.

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What are the Fund’s Fees and Expenses?

FEDERATED MAX-CAP INDEX FUND

FEES AND EXPENSES

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This table describes the fees and expenses that you may pay if you buy and hold
Institutional Shares of the Fund.

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Shareholder Fees
Fees Paid Directly From Your Investment
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	None
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, as applicable)	None
Maximum Sales Charge (Load) Imposed on Reinvested Dividends (and other Distributions) (as a percentage of offering price)	None
Redemption Fee (as a percentage of amount redeemed, if applicable)	None
Exchange Fee	None

Annual Fund Operating Expenses (Before Waiver, Reimbursement and Reduction)[1]
Expenses That are Deducted From Fund Assets (as a percentage of average net assets)
Management Fee[2]	0.30%
Distribution (12b-1) Fee	None
Other Expenses[3]	0.34%
Total Direct Annual Fund Operating Expenses	0.64%

Acquired Fund Fees and Expenses[4]	0.01%

Total Direct and Acquired Annual Fund Operating Expenses[5]	0.65%

1 The percentages shown are based on expenses for the entire fiscal year ended October 31, 2007. However, the rate at which expenses are accrued during the fiscal year may not be constant and, at any particular point, may be greater or less than the stated average percentage. Although not obligated to do so, the Manager waived and Federated Investors Management Company, an affiliate of the Manager, (affiliate), reimbursed certain amounts and the shareholder services provider did not charge its fee. These are shown below along with the net expenses the Fund actually paid for the fiscal year ended October 31, 2007.

Total Waiver, Reimbursement and Reduction of Fund Expenses	0.29%
Total Actual Direct and Acquired Annual Fund Operating Expenses (after waiver, reimbursement and reduction)	0.36%

2 The Manager voluntarily waived a portion of the management fee. The Manager can terminate this voluntary waiver at any time. The management fee paid by the Fund (after the voluntary waiver) was 0.28% for the fiscal year ended October 31, 2007.

3 Includes a shareholder service fee/account administration fee which is used to compensate intermediaries for shareholder services or account administrative services. Also includes a record keeping fee which is used to compensate intermediaries for record keeping services. Please see “Payments to Financial Intermediaries” herein. The affiliate voluntarily reimbursed certain operating expenses. Additionally, the shareholder services provider did not charge, and therefore the Fund’s Institutional Shares did not accrue, the shareholder services fee. The voluntary reimbursement and reduction can be terminated at any time. Total other expenses paid by the Fund’s Institutional Shares (after the voluntary reimbursement and reduction) were 0.07% for the fiscal year ended October 31, 2007.

4 The Fund’s shareholders indirectly bear the expenses of the acquired funds in which the Fund invests. The Fund’s estimated indirect expense from investing in the acquired funds is based upon the average allocation of the Fund's investment in the acquired funds and upon the actual total operating expenses of the acquired funds (including any current waivers and expense limitations) for the fiscal year ended October 31, 2007. Actual acquired fund expenses incurred by the Fund may vary with changes in the allocation of the Fund assets among the acquired funds and with other events that directly affect the expenses of the acquired funds.

5 The Manager and its affiliates have voluntarily agreed to waive their fees and/or reimburse expenses, excluding Acquired Fund Fees and Expenses, so that the total operating expenses paid by the Fund’s Institutional Shares (after the voluntary waivers and reimbursements) will not exceed 0.35% for the fiscal year ending October 31, 2008. Although these actions are voluntary, the Manager and its affiliates have agreed not to terminate these waivers and/or reimbursements until after December 31, 2008.

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EXAMPLE

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This Example is intended to help you compare the cost of investing in the Fund’s Institutional Shares with the cost of investing in other mutual funds.

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The Example assumes that you invest $10,000 in the Fund’s Institutional Shares for the time periods indicated and then redeem all of your Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s Institutional Shares operating expenses are before waiver, reimbursement and reduction as shown in the table and remain the same. Although your actual costs and returns may be higher or lower, based on these assumptions your costs would be:

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1 Year	$66

3 Years	$208

5 Years	$362

10 Years	$810

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What are the Fund’s Investment Strategies?

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In pursuing its investment objective, the Fund normally invests its assets primarily in common stocks included in the Index. As of September 30, 2007, the capitalization range of the issuers comprising the Index was $1.3 billion to $513.4 billion. As of the same date, the weighted median market capitalization of the Fund was $13.1 billion. Market capitalization is determined by multiplying the number of outstanding shares of an issuer by the current market price per share. Except as noted below, the Fund seeks to reduce the difference in the Fund’s portfolio performance relative to the Index (“tracking error”) by investing in a portfolio that seeks to replicate, as closely as possible, the composition of the Index. The Fund attempts to achieve a 0.95 or better correlation between the performance of the Fund, before expenses, and that of the Index. The Fund also may employ the following strategies to attempt to further reduce tracking error: (1) buying and selling securities after announced changes in the Index but before or after the effective date of the changes; (2) purchasing Index futures contracts in amounts approximating the cash held in the Fund’s portfolio and any cash expected to be received upon the closing of pending acquisitions; (3) lending the Fund’s securities to broker/dealers or other institutions to earn income for the Fund; and (4) purchasing domestically traded share classes of Index companies other than the share class included in the Index.

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With respect to approximately 20% of the Fund’s portfolio, the subadviser, under normal circumstances, will use enhanced management techniques. The subadviser’s principal enhanced technique will be to slightly over or under-weight positions in a limited number of securities within the Index based upon the subadviser’s quantitative analysis of the securities. The analysis seeks to identify securities likely to have predictable returns based on a number of strategies including events affecting the issuer (either positive or negative), valuation, price momentum, earnings surprises and seasonal patterns. The Fund may also sell covered call options and sell put options on the portion of the positions that are being over or underweighted or positions not replicated within the enhanced portion of the Fund. Additionally, the subadviser may purchase substitutes for securities within the Index when the subadviser believes such substitutes will closely track the performance of a security within the Index but offer better returns. Such substitutes include purchasing convertible bonds, buying different share classes of Index securities, buying Index securities on different exchanges, purchasing the securities of companies targeted for acquisition by a company within the Index or purchasing non-Index securities that are included on an index with a comparable style and capitalization (this may include buying and selling non-Index securities to be included in an index after the announced change in the index). Finally, the subadviser may invest in stocks not represented in the Index that are subject to pending cash acquisitions when the subadviser believes the risk of the acquisitions failing to close is minimal and offers better returns than available cash instruments.

These enhanced management techniques are designed to help the Fund pursue its investment objective by seeking to improve its portfolio relative to the Index to compensate for Fund expenses and tracking error.

Because the Fund refers to index investments in its name, it will notify shareholders at least 60 days in advance of any changes in its investment policies that would enable the Fund to normally invest less than 80% of its assets in index investments.

What are the Principal Securities in Which the Fund Invests?

EQUITY SECURITIES

Equity securities represent a share of an issuer’s earnings and assets, after the issuer pays its liabilities. The Fund cannot predict the income it will receive from equity securities because issuers generally have discretion as to the payment of any dividends or distributions. However, equity securities offer greater potential for appreciation than many other types of securities, because their value increases directly with the value of the issuer’s business. The following describes the types of equity securities in which the Fund may invest:

Common Stocks

Common stocks are the most prevalent type of equity security. Common stocks receive the issuer’s earnings after the issuer pays its creditors and any preferred stockholders. As a result, changes in an issuer’s earnings directly influence the value of its common stock.

CONVERTIBLE SECURITIES

Convertible securities are fixed-income securities that the Fund has the option to exchange for equity securities at a specified conversion price. The option allows the Fund to realize additional returns if the market price of the equity securities exceeds the conversion price. For example, the Fund may hold fixed-income securities that are convertible into shares of common stock at a conversion price of $10 per share. If the market value of the shares of common stock reached $12, the Fund could realize an additional $2 per share by converting its fixed-income securities.

Convertible securities have lower yields than comparable fixed-income securities. In addition, at the time a convertible security is issued the conversion price exceeds the market value of the underlying equity securities. Thus, convertible securities may provide lower returns than non-convertible fixed-income securities or equity securities depending upon changes in the price of the underlying equity securities. However, convertible securities permit the Fund to realize some of the potential appreciation of the underlying equity securities with less risk of losing its initial investment.

DERIVATIVE CONTRACTS

Derivative contracts are financial instruments that require payments based upon changes in the values of designated securities, commodities, currencies, indices, or other assets or instruments including other derivative contracts, (each a “Reference Instrument” and collectively, “Reference Instruments”). Each party to a derivative contract is referred to as a counterparty. Some derivative contracts require payments relating to an actual, future trade involving the Reference Instrument. These types of derivatives are frequently referred to as “physically settled” derivatives. Other derivative contracts require payments relating to the income or returns from, or changes in the market value of, a Reference Instrument. These types of derivatives are known as “cash settled” derivatives, since they require cash payments in lieu of delivery of the Reference Instrument.

Many derivative contracts are traded on securities or commodities exchanges. In this case, the exchange sets all the terms of the contract except for the price. Investors make payments due under their contracts through the exchange. Most exchanges require investors to maintain margin accounts through their brokers to cover their potential obligations to the exchange. Parties to the contract make (or collect) daily payments to the margin accounts to reflect losses (or gains) in the value of their contracts. This protects investors against potential defaults by the counterparty. Trading contracts on an exchange also allows investors to close out their contracts by entering into offsetting contracts.

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The Fund may also trade derivative contracts over-the-counter (OTC) in transactions negotiated directly between the Fund and the counterparty. OTC contracts do not necessarily have standard terms, so they may be less liquid and more difficult to close out than exchange-traded contracts. In addition, OTC contracts with more specialized terms may be more difficult to value than exchange traded contracts, especially in times of financial stress.

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Depending on how the Fund uses derivative contracts and the relationships between the market value of a derivative contract and the Reference Instrument, derivative contracts may increase or decrease the Fund’s exposure to the risks of the Reference Instrument, and may also expose the fund to liquidity and leverage risks. OTC contracts also expose the Fund to credit risks in the event that a counterparty defaults on the contract.

Payment obligations arising in connection with derivative contracts are frequently required to be secured with collateral (in the case of OTC contracts) or margin (in the case of exchange-traded contracts, as previously noted).

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The Fund may invest in a derivative contract if it is permitted to own, invest in, or otherwise have economic exposure to the Reference Instrument. The Fund is not required to own a Reference Instrument in order to buy or sell a derivative contract relating to that Reference Instrument. The Fund may trade in the following specific types and/or combinations of derivative contracts:

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Futures Contracts

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Futures contracts provide for the future sale by one party and purchase by another party of a specified amount of a Reference Instrument at a specified price, date and time. Entering into a contract to buy a Reference Instrument is commonly referred to as buying a contract or holding a long position in the asset. Entering into a contract to sell a Reference Instrument is commonly referred to as selling a contract or holding a short position in the Reference Instrument. Futures contracts are considered to be commodity contracts. The Fund has claimed an exclusion from the definition of the term “commodity pool operator” under the Commodity Exchange Act and, therefore, is not subject to registration or regulation as a commodity pool operator under that Act. Futures contracts traded OTC are frequently referred to as forward contracts. The Fund can buy or sell financial futures (such as index futures and security futures).

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Option Contracts

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Option contracts (also called “options”) are rights to buy or sell a Reference Instrument for a specified price (the exercise price) during, or at the end of, a specified period. The seller (or writer) of the option receives a payment, or premium, from the buyer, which the writer keeps regardless of whether the buyer uses (or exercises) the option. A call option gives the holder (buyer) the right to buy the Reference Instrument from the seller (writer) of the option. A put option gives the holder the right to sell the Reference Instrument to the writer of the option. Options can trade on exchanges or in the OTC market and may be bought or sold on a wide variety of Reference Instruments. Options that are written on futures contracts will be subject to margin requirements similar to those applied to futures contracts.

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Swap Contracts

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A swap contract (also known as a “swap”) is a type of derivative contract in which two parties agree to pay each other (swap) the returns derived from Reference Instruments. Swaps do not always involve the delivery of the Reference Instruments by either party, and the parties might not own the Reference Instruments underlying the swap. The payments are usually made on a net basis so that, on any given day, the Fund would receive (or pay) only the amount by which its payment under the contract is less than (or exceeds) the amount of the other party’s payment. Swap agreements are sophisticated instruments that can take many different forms and are known by a variety of names.

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Common types of swaps in which the Fund may invest include total return swaps.

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HYBRID INSTRUMENTS

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Hybrid instruments combine elements of two different kinds of securities or financial instruments (such as a derivative contract). Frequently, the value of a hybrid instrument is determined by reference to changes in the value of a Reference Instrument (that is a designated security, commodity, currency, index, or other asset or instrument including a derivative contract). The Fund may use hybrid instruments only in connection with permissible investment activities. Hybrid instruments can take on many forms including, but not limited to, the following forms. First, a common form of a hybrid instrument combines elements of a derivative contract with those of another security (typically a fixed-income security). In this case all or a portion of the interest or principal payable on a hybrid security is determined by reference to changes in the price of a Reference Instrument. Second, a hybrid instrument may also combine elements of a fixed-income security and an equity security. Third, hybrid instruments may include convertible securities with conversion terms related to a Reference Instrument.

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Depending on the type and terms of the hybrid instrument, its risks may reflect a combination of the risks of investing in the Reference Instrument with the risks of investing in other securities, currencies, and derivative contracts. Thus, an investment in a hybrid instrument may entail significant risks in addition to those associated with traditional investments or the Reference Instrument. Hybrid instruments are also potentially more volatile than traditional securities or the Reference Instrument. Moreover, depending on the structure of the particular hybrid, it may expose the Fund to leverage risks or carry liquidity risks.

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ASSET SEGREGATION

In order to secure its obligations in connection with derivative contracts or special transactions, the Fund will either own the underlying assets, enter into offsetting transactions or set aside cash or readily marketable securities. This requirement may cause the Fund to miss favorable trading opportunities, due to a lack of sufficient cash or readily marketable securities. This requirement may also cause the Fund to realize losses on offsetting or terminated derivative contracts or special transactions.

SECURITIES LENDING

The Fund may lend portfolio securities to borrowers that the Manager deems creditworthy. In return, the Fund receives cash or liquid securities from the borrower as collateral. The borrower must furnish additional collateral if the market value of the loaned securities increases. Also, the borrower must pay the Fund the equivalent of any dividends or interest received on the loaned securities.

The Fund will reinvest cash collateral in securities that qualify as an acceptable investment for the Fund. However, the Fund must pay interest to the borrower for the use of cash collateral.

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Loans are subject to termination at the option of the Fund or the borrower. The Fund will not have the right to vote on securities while they are on loan. However, the Fund will attempt to terminate a loan in an effort to reacquire the securities in time to vote on matters that are deemed to be material by the Manager. There can be no assurance that the Fund will have sufficient notice of such matters to be able to terminate the loan in time to vote thereon. The Fund may pay administrative and custodial fees in connection with a loan and may pay a negotiated portion of the interest earned on the cash collateral to a securities lending agent or broker.

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Securities lending activities are subject to credit and leverage risks.

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INVESTING IN SECURITIES OF OTHER INVESTMENT COMPANIES

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The Fund may invest its assets in securities of other investment companies, including the securities of affiliated money market funds, as an efficient means of implementing its investment strategies and/or managing its uninvested cash. These other investment companies are managed independently of the Fund and incur additional fees and/or expenses which would, therefore, be borne indirectly by the Fund in connection with any such investment. However, the Adviser believes that the benefits and efficiencies of this approach should outweigh the potential additional fees and/or expenses. The Fund may invest in money market securities directly.

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The Funds may invest in ETFs as an efficient means of carrying out its investment strategies. As with traditional mutual funds, ETFs charge asset-based fees, although these fees tend to be relatively low. ETFs are traded on stock exchanges or on the over-the-counter market. ETFs do not charge initial sales charges or redemption fees and investors pay only customary brokerage fees to buy and sell ETF shares.

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What are the Specific Risks of Investing in the Fund?

STOCK MARKET RISKS

The value of equity securities in the Fund’s portfolio will rise and fall. These fluctuations could be a sustained trend or a drastic movement. The Fund’s portfolio will reflect changes in prices of individual portfolio stocks or general changes in stock valuations. Consequently, the Fund’s Share price may decline. The Fund’s investment in stock index futures will be subject to the same risk.

The enhanced management techniques described in the investment strategy may not work as intended and therefore may cause the Fund’s Share price to decline or cause the Fund to underperform the Index.

SECTOR RISKS

Companies with similar characteristics may be grouped together in broad categories called sectors. Sector risk is the possibility that a certain sector may underperform other sectors or the market as a whole. As the Manager allocates more of the Fund’s portfolio holdings to a particular sector, the Fund’s performance will be more susceptible to any economic, business or other developments which generally affect that sector.

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LEVERAGE RISKS

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Leverage risk is created when an investment exposes the Fund to a level of risk that exceeds the amount invested. Changes in the value of such an investment magnify the Fund’s risk of loss and potential for gain. Investments can have these same results if their returns are based on a multiple of a specified index, security or other benchmark.

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LIQUIDITY RISKS

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Trading opportunities are more limited for equity securities that are not widely held. This may make it more difficult to sell or buy a security at a favorable price or time. Consequently, the Fund may have to accept a lower price to sell a security, sell other securities to raise cash or give up an investment opportunity, any of which could have a negative effect on the Fund’s performance. Infrequent trading of securities may also lead to an increase in their price volatility.

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Liquidity risk also refers to the possibility that the Fund may not be able to sell a security or close out a derivative contract when it wants to. If this happens, the Fund will be required to continue to hold the security or keep the position open, and the Fund could incur losses.

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OTC derivative contracts generally carry greater liquidity risk than exchange-traded contracts. This risk may be increased in times of financial stress, if the trading market for OTC derivative contracts becomes restricted.

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RISKS OF INVESTING IN DERIVATIVE CONTRACTS AND HYBRID INSTRUMENTS

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The Fund’s use of derivative contracts and hybrid instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments. First, changes in the value of the derivative contracts and hybrid instruments in which the Fund invests may not be correlated with changes in the value of the underlying Reference Instruments or, if they are correlated, may move in the opposite direction than originally anticipated. Second, while some strategies involving derivatives may reduce the risk of loss, they may also reduce potential gains or, in some cases, result in losses by offsetting favorable price movements in portfolio holdings. Third, there is a risk that derivative contracts and hybrid instruments may be erroneously priced or improperly valued and, as a result, the Fund may need to make increased cash payments to the counterparty. Fourth, derivative contracts and hybrid instruments may cause the Fund to realize increased ordinary income or short-term capital gains (which are treated as ordinary income for Federal income tax purposes) and, as a result, may increase taxable distributions to shareholders. Fifth, a common provision in OTC derivative contracts permits the counterparty to terminate any such contract between it and the Fund, if the value of the Fund’s total net assets declines below a specified level over a given time period. Factors that may contribute to such a decline (which usually must be substantial) include significant shareholder redemptions and/or a marked decrease in the market value of the Fund’s investments. Any such termination of the Fund’s OTC derivative contracts may adversely affect the Fund (for example, by increasing losses and/or costs, and/or preventing the Fund from fully implementing its investment strategies). Finally, derivative contracts and hybrid instruments may also involve other risks described in this Prospectus or in the Fund’s SAI, such as stock market, credit, liquidity and leverage risks.

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CREDIT RISKS

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Credit risk includes the possibility that a party to a transaction involving the Fund will fail to meet its obligations. This could cause the Fund to lose the benefit of the transaction or prevent the Fund from selling or buying other securities to implement its investment strategy.

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What Do Shares Cost?

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When the Fund receives your transaction request in proper form (as described in this prospectus), it is processed at the next calculated net asset value of a Share (NAV). A Share’s NAV is determined as of the end of regular trading on the New York Stock Exchange (NYSE) (normally 4:00 p.m. Eastern time) each day the NYSE is open. The Fund calculates the NAV of each class by valuing the assets allocated to the Share’s class, subtracting the liabilities allocated to the class and dividing the balance by the number of Shares of the class outstanding. The Fund’s current NAV and public offering price may be found at FederatedInvestors.com and in the mutual funds section of certain newspapers under “Federated.” You can purchase, redeem or exchange Shares any day the NYSE is open. When the Fund holds securities that trade principally in foreign markets on days the NYSE is closed, the value of the Fund’s assets may change on days you cannot purchase or redeem Shares. This may also occur when the U.S. markets for fixed-income securities are open on a day the NYSE is closed.

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In calculating its NAV, the Fund generally values investments as follows:

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  Equity securities listed on an exchange or traded through a regulated market system are valued at their last reported sale price or official closing price in their principal exchange or market.
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  Derivative contracts listed on exchanges are valued at their reported settlement or closing price.
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  OTC derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Board of Trustees (Board).
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If the Fund cannot obtain a price or price evaluation from a pricing service for an investment, the Fund may attempt to value the investment based upon the mean of bid and asked quotations, or fair value the investment based on price evaluations, from one or more dealers. If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could purchase or sell an investment at the price used to calculate the Fund’s NAV.

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Shares of other mutual funds are valued based upon their reported NAVs. The prospectuses for these mutual funds explain the circumstances under which they will use fair value pricing and the effects of using fair value pricing.

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FAIR VALUATION AND SIGNIFICANT EVENTS PROCEDURES

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The Board has ultimate responsibility for determining the fair value of investments for which market quotations are not readily available. The Board has appointed a Valuation Committee comprised of officers of the Fund and of the Adviser to assist in this responsibility and in overseeing the calculation of the NAV. The Board has also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Board. The Board periodically reviews and approves the fair valuations made by the Valuation Committee and any changes made to the procedures. The Fund’s Statement of Additional Information (SAI) discusses the methods used by pricing services and the Valuation Committee to value investments.

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Using fair value to price investments may result in a value that is different from an investment’s most recent closing price and from the prices used by other mutual funds to calculate their NAVs. The Valuation Committee generally will not change an investment’s fair value in the absence of new information relating to the investment or its issuer such as changes in the issuer’s business or financial results, or relating to external market factors, such as trends in the market values of comparable securities. This may result in less frequent, and larger, changes in fair values as compared to prices based on market quotations or price evaluations from pricing services or dealers.

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The Board also has adopted procedures requiring an investment to be priced at its fair value whenever the Adviser determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment’s value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:

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  With respect to securities traded in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures or options contracts;
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  With respect to price evaluations of fixed-income securities determined before the close of regular trading on the NYSE, actions by the Federal Reserve Open Market Committee and other significant trends in U.S. fixed-income markets;
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  Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded; and
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  Announcements concerning matters such as acquisitions, recapitalizations, or litigation developments, or a natural disaster affecting the issuer’s operations or regulatory changes or market developments affecting the issuer’s industry.
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The Valuation Committee uses a pricing service to determine the fair value of securities traded principally in foreign markets when the Adviser determines that there has been a significant trend in the U.S. equity markets or in index futures trading. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Valuation Committee will determine the fair value of the investment using another method approved by the Board. The Board has ultimate responsibility for any fair valuations made in response to a significant event.

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The fair valuation of securities following a significant event can serve to reduce arbitrage opportunities for short-term traders to profit at the expense of long-term investors in the Fund. For example, such arbitrage opportunities may exist when the market on which portfolio securities are traded closes before the Fund calculates its NAV, which is typically the case with Asian and European markets. However, there is no assurance that these significant event procedures will prevent dilution of the NAV by short-term traders. See “Account and Share Information--Frequent Trading Policies” for other procedures the Fund employs to deter such short-term trading.

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How is the Fund Sold?

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The Fund offers four Share classes: Institutional Shares Institutional Service Shares, Class C Shares and Class K Shares, each representing interests in a single portfolio of securities. This Prospectus relates only to Institutional Shares. All Share classes have different sales charges and other expenses which affect their performance. Contact your financial intermediary or call 1-800-341-7400 for more information concerning the other classes.

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The Fund’s Distributor, Federated Securities Corp., markets the Shares described in this Prospectus to institutions acting on behalf of their customers or to individuals, directly or through financial intermediaries. Under the Distributor’s Contract with the Fund, the Distributor offers Shares on a continuous, best-efforts basis. The Distributor is a subsidiary of Federated Investors, Inc. (Federated).

Payments to Financial Intermediaries

The Fund and its affiliated service providers may pay fees as described below to financial intermediaries (such as broker-dealers, banks, investment advisers or third-party administrators) whose customers are shareholders of the Fund.

SERVICE FEES

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The Fund may pay Service Fees of up to 0.25% of average net assets to financial intermediaries or to Federated Shareholder Services Company (FSSC), a subsidiary of Federated, for providing services to shareholders and maintaining shareholder accounts. Intermediaries that receive Service Fees may include a company affiliated with management of Federated. If a financial intermediary receives Service Fees on an account, it is not eligible to also receive Account Administration Fees on that same account.

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ACCOUNT ADMINISTRATION FEES

The Fund may pay Account Administration Fees of up to 0.25% of average net assets to banks that are not registered as broker-dealers or investment advisers for providing administrative services to the Funds and shareholders. If a financial intermediary receives Account Administration Fees on an account, it is not eligible to also receive Service Fees or Recordkeeping Fees on that same account.

RECORDKEEPING FEES

The Fund may pay Recordkeeping Fees on an average net assets basis or on a per account per year basis to financial intermediaries for providing recordkeeping services to the Funds and shareholders. If a financial intermediary receives Recordkeeping Fees on an account, it is not eligible to also receive Account Administration Fees or Networking Fees on that same account.

NETWORKING FEES

The Fund may reimburse Networking Fees on a per account per year basis to financial intermediaries for providing administrative services to the Funds and shareholders on certain non-omnibus accounts. If a financial intermediary receives Networking Fees on an account, it is not eligible to also receive Recordkeeping Fees on that same account.

ADDITIONAL PAYMENTS TO FINANCIAL INTERMEDIARIES

The Distributor may pay out of its own resources amounts (including items of material value) to certain financial intermediaries that support the sale of Shares or provide services to Fund shareholders. The amounts of these payments could be significant, and may create an incentive for the financial intermediary or its employees or associated persons to recommend or sell Shares of the Fund to you. In some cases, such payments may be made by or funded from the resources of companies affiliated with the Distributor (including the Manager). These payments are not reflected in the fees and expenses listed in the fee table section of the Fund’s prospectus and described above because they are not paid by the Fund.

These payments are negotiated and may be based on such factors as the number or value of Shares that the financial intermediary sells or may sell; the value of client assets invested; or the type and nature of services or support furnished by the financial intermediary. These payments may be in addition to payments made by the Fund to the financial intermediary under a Service Fees arrangement. In connection with these payments, the financial intermediary may elevate the prominence or profile of the Fund and/or other Federated funds within the financial intermediary’s organization by, for example, placement on a list of preferred or recommended funds, and/or granting the Distributor preferential or enhanced opportunities to promote the funds in various ways within the financial intermediary’s organization. You can ask your financial intermediary for information about any payments it receives from the Distributor or the Fund and any services provided.

How to Purchase Shares

You may purchase Shares through a financial intermediary, directly from the Fund or through an exchange from another Federated fund. The Fund reserves the right to reject any request to purchase or exchange Shares.

The required minimum initial investment for Fund Shares is $25,000. There is no required minimum subsequent investment amount.

An account may be opened with a smaller amount as long as the $25,000 minimum is reached within 90 days. An institutional investor’s minimum investment is calculated by combining all accounts it maintains with the Fund. Accounts established through financial intermediaries may be subject to a smaller minimum investment amount. Keep in mind that financial intermediaries may charge you fees for their services in connection with your Share transactions.

THROUGH A FINANCIAL INTERMEDIARY

  Establish an account with the financial intermediary; and
  Submit your purchase order to the financial intermediary before the end of regular trading on the NYSE (normally 4:00 p.m. Eastern time). You will receive the next calculated NAV if the financial intermediary forwards the order to the Fund on the same day and the Fund receives payment within one business day. You will become the owner of Shares and receive dividends when the Fund receives your payment.

Financial intermediaries should send payments according to the instructions in the sections “By Wire” or “By Check.”

DIRECTLY FROM THE FUND

  Establish your account with the Fund by submitting a completed New Account Form; and
  Send your payment to the Fund by Federal Reserve wire or check.

You will become the owner of Shares and your Shares will be priced at the next calculated NAV after the Fund receives your wire or your check. If your check does not clear, your purchase will be canceled and you could be liable for any losses or fees incurred by the Fund or State Street Bank and Trust Company, the Fund’s transfer agent.

An institution may establish an account and place an order by calling the Fund and the Shares will be priced at the next calculated NAV after the Fund receives the order.

By Wire

Send your wire to:

State Street Bank and Trust Company
Boston, MA
Dollar Amount of Wire
ABA Number 011000028
Attention: EDGEWIRE
Wire Order Number, Dealer Number or Group Number
Nominee/Institution Name
Fund Name and Number and Account Number

You cannot purchase Shares by wire on holidays when wire transfers are restricted.

By Check

Make your check payable to The Federated Funds, note your account number on the check, and send it to:

The Federated Funds
P.O. Box 8600
Boston, MA 02266-8600

If you send your check by a private courier or overnight delivery service that requires a street address, send it to:

The Federated Funds
30 Dan Road
Canton, MA 02021

Payment should be made in U.S. dollars and drawn on a U.S. bank. The Fund reserves the right to reject any purchase request. For example, to protect against check fraud the Fund may reject any purchase request involving a check that is not made payable to The Federated Funds (including, but not limited to, requests to purchase Shares using third-party checks), or involving temporary checks or credit card checks.

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THROUGH AN EXCHANGE

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You may purchase Shares through an exchange from any Federated fund or share class that does not have a stated sales charge or contingent deferred sales charge, except Liberty U.S. Government Money Market Trust and Class K Shares. You must meet the minimum initial investment requirement for purchasing Shares and both accounts must have identical registrations.

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BY SYSTEMATIC INVESTMENT PROGRAM (SIP)

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Once you have opened an account, you may automatically purchase additional Shares on a regular basis by completing the SIP section of the New Account Form or by contacting the Fund or your financial intermediary. The minimum investment amount for SIPs is $50.

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BY AUTOMATED CLEARING HOUSE (ACH)

Once you have opened an account, you may purchase additional Shares through a depository institution that is an ACH member. This purchase option can be established by completing the appropriate sections of the New Account Form.

How to Redeem and Exchange Shares

You should redeem or exchange Shares:

  through a financial intermediary if you purchased Shares through a financial intermediary; or
  directly from the Fund if you purchased Shares directly from the Fund.

Shares of the Fund may be redeemed for cash or exchanged for shares of the same class of other Federated funds on days on which the Fund computes its NAV. Redemption requests may be made by telephone or in writing.

THROUGH A FINANCIAL INTERMEDIARY

Submit your redemption or exchange request to your financial intermediary by the end of regular trading on the NYSE (normally 4:00 p.m. Eastern time). The redemption amount you will receive is based upon the next calculated NAV after the Fund receives the order from your financial intermediary.

DIRECTLY FROM THE FUND

By Telephone

You may redeem or exchange Shares by simply calling the Fund at 1-800-341-7400.

If you call before the end of regular trading on the NYSE (normally 4:00 p.m. Eastern time), you will receive a redemption amount based on that day’s NAV.

By Mail

You may redeem or exchange Shares by sending a written request to the Fund.

You will receive a redemption amount based on the next calculated NAV after the Fund receives your written request in proper form.

Send requests by mail to:

The Federated Funds
P.O. Box 8600
Boston, MA 02266-8600

Send requests by private courier or overnight delivery service to:

The Federated Funds
30 Dan Road
Canton, MA 02021

All requests must include:

  Fund Name and Share Class, account number and account registration;
  amount to be redeemed or exchanged;
  signatures of all shareholders exactly as registered; and
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  if exchanging, the Fund Name and Share Class, account number and account registration into which you are exchanging.
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Call your financial intermediary or the Fund if you need special instructions.

Signature Guarantees

Signatures must be guaranteed by a financial institution which is a participant in a Medallion signature guarantee program if:

  your redemption will be sent to an address other than the address of record;
  your redemption will be sent to an address of record that was changed within the last 30 days;
  a redemption is payable to someone other than the shareholder(s) of record; or

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  exchanging (transferring) into another fund with a different shareholder registration.

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A Medallion signature guarantee is designed to protect your account from fraud. Obtain a Medallion signature guarantee from a bank or trust company, savings association, credit union or broker, dealer, or securities exchange member. A notary public cannot provide a signature guarantee.

PAYMENT METHODS FOR REDEMPTIONS

Your redemption proceeds will be mailed by check to your address of record. The following payment options are available if you complete the appropriate section of the New Account Form or an Account Service Options Form. These payment options require a signature guarantee if they were not established when the account was opened:

  an electronic transfer to your account at a financial institution that is an ACH member; or
  wire payment to your account at a domestic commercial bank that is a Federal Reserve System member.

Redemption in Kind

Although the Fund intends to pay Share redemptions in cash, it reserves the right to pay the redemption price in whole or in part by a distribution of the Fund’s portfolio securities.

LIMITATIONS ON REDEMPTION PROCEEDS

Redemption proceeds normally are wired or mailed within one business day after receiving a request in proper form. Payment may be delayed for up to seven days:

  to allow your purchase to clear (as discussed below);
  during periods of market volatility;
  when a shareholder’s trade activity or amount adversely impacts the Fund’s ability to manage its assets; or
  during any period when the Federal Reserve wire or applicable Federal Reserve banks are closed, other than customary weekend and holiday closings.

If you request a redemption of Shares recently purchased by check (including a cashier’s check or certified check), money order, bank draft or ACH, your redemption proceeds may not be made available up to seven calendar days to allow the Fund to collect payment on the instrument used to purchase such Shares. If the purchase instrument does not clear, your purchase order will be canceled and you will be responsible for any losses incurred by the Fund as a result of your canceled order.

In addition, the right of redemption may be suspended, or the payment of proceeds may be delayed, during any period:

  when the NYSE is closed, other than customary weekend and holiday closings;
  when trading on the NYSE is restricted, as determined by the SEC; or
  in which an emergency exists, as determined by the SEC, so that disposal of the Fund’s investments or determination of its NAV is not reasonably practicable.

You will not accrue interest or dividends on uncashed redemption checks from the Fund if those checks are undeliverable and returned to the Fund.

EXCHANGE PRIVILEGE

You may exchange Shares of the Fund for shares of any Federated fund or share class that does not have a stated sales charge or contingent deferred sales charge, except Liberty U.S. Government Money Market Trust and Class K Shares. To do this, you must:

  ensure that the account registrations are identical;
  meet any minimum initial investment requirements; and
  receive a prospectus for the fund into which you wish to exchange.

An exchange is treated as a redemption and a subsequent purchase, and is a taxable transaction.

The Fund may modify or terminate the exchange privilege at any time. In addition, the Fund may terminate your exchange privilege if your exchange activity is found to be excessive under the Fund’s frequent trading policies. See “Account and Share Information--Frequent Trading Policies.”

ADDITIONAL CONDITIONS

Telephone Transactions

The Fund will record your telephone instructions. If the Fund does not follow reasonable procedures, it may be liable for losses due to unauthorized or fraudulent telephone instructions.

Share Certificates

The Fund no longer issues share certificates. If you are redeeming or exchanging Shares represented by certificates previously issued by the Fund, you must return the certificates with your written redemption or exchange request. For your protection, send your certificates by registered or certified mail, but do not endorse them.

Account and Share Information

CONFIRMATIONS AND ACCOUNT STATEMENTS

You will receive confirmation of purchases, redemptions and exchanges. In addition, you will receive periodic statements reporting all account activity, including dividends and capital gains paid.

DIVIDENDS AND CAPITAL GAINS

The Fund declares and pays any dividends quarterly to shareholders. Dividends are paid to all shareholders invested in the Fund on the record date. The record date is the date on which a shareholder must officially own Shares in order to earn a dividend.

In addition, the Fund pays any capital gains at least annually. Your dividends and capital gains distributions will be automatically reinvested in additional Shares without a sales charge, unless you elect cash payments. Dividends may also be reinvested without sales charges in shares of any class of any other Federated fund of which you are already a shareholder.

If you have elected to receive dividends and/or capital gain distributions in cash, and your check is returned by the postal or other delivery service as “undeliverable,” or you do not respond to mailings from Federated with regard to uncashed distribution checks, your distribution option will automatically be converted to having all dividends and capital gains reinvested in additional shares. No interest will accrue on amounts represented by uncashed distribution checks.

If you purchase Shares just before the record date for a dividend or capital gain distribution, you will pay the full price for the Shares and then receive a portion of the price back in the form of a taxable distribution, whether or not you reinvest the distribution in Shares. Therefore, you should consider the tax implications of purchasing Shares shortly before the record date for a dividend or capital gain. Contact your financial intermediary or the Fund for information concerning when dividends and capital gains will be paid.

ACCOUNTS WITH LOW BALANCES

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Due to the high cost of maintaining accounts with low balances, accounts may be closed if redemptions or exchanges cause the account balance to fall below $25,000. Before an account is closed, you will be notified and allowed at least 30 days to purchase additional Shares to meet the minimum.

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TAX INFORMATION

The Fund sends an annual statement of your account activity to assist you in completing your federal, state and local tax returns. Fund distributions of dividends and capital gains are taxable to you whether paid in cash or reinvested in the Fund. Dividends are taxable at different rates depending on the source of dividend income. Capital gains are taxable at different rates depending upon the length of time the Fund holds its assets.

Fund distributions are expected to be both dividends and capital gains. Redemptions and exchanges are taxable sales. Please consult your tax adviser regarding your federal, state and local tax liability.

FREQUENT TRADING POLICIES

Frequent or short-term trading into and out of the Fund can have adverse consequences for the Fund and shareholders who use the Fund as a long-term investment vehicle. Such trading in significant amounts can disrupt the Fund’s investment strategies (e.g., by requiring it to sell investments at inopportune times or maintain excessive short-term or cash positions to support redemptions), increase brokerage and administrative costs and affect the timing and amount of taxable gains distributed by the Fund. Investors engaged in such trading may also seek to profit by anticipating changes in the Fund’s NAV in advance of the time as of which NAV is calculated.

The Fund’s Board has approved policies and procedures intended to discourage excessive frequent or short-term trading of the Fund’s Shares. The Fund monitors trading in Fund Shares in an effort to identify disruptive trading activity. The Fund monitors trades into and out of the Fund within a period of 30 days or less. The size of Share transactions subject to monitoring varies. However, where it is determined that a shareholder has exceeded the detection amounts twice within a period of twelve months, the shareholder will be precluded from making further purchases or exchanges of Fund Shares. The Fund may also monitor trades into and out of the Fund over periods longer than 30 days, and if potentially disruptive trading activity is detected, the shareholder will be precluded from making further purchases or exchanges of Fund Shares. Whether or not the specific monitoring limits are exceeded, the Fund’s management or the Manager may determine from the amount, frequency or pattern of purchases and redemptions or exchanges that a shareholder is engaged in excessive trading that is or could be detrimental to the Fund and other shareholders and may preclude the shareholder from making further purchases or exchanges of Fund Shares. No matter how the Fund defines its limits on frequent trading of Fund Shares, other purchases and sales of Fund Shares may have adverse effects on the management of the Fund’s portfolio and its performance.

The Fund’s frequent trading restrictions do not apply to purchases and sales of Fund Shares by other Federated funds. These funds impose the same frequent trading restrictions as the Fund at their shareholder level. In addition, allocation changes of the investing Federated fund are monitored, and the managers of the recipient fund must determine that there is no disruption to their management activity. The intent of this exception is to allow investing fund managers to accommodate cash flows that result from non-abusive trading in the investing fund, without being stopped from such trading because the aggregate of such trades exceeds the monitoring limits. Nonetheless, as with any trading in Fund Shares, purchases and redemptions of Fund Shares by other Federated funds could adversely affect the management of the Fund’s portfolio and its performance.

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The Fund’s objective is that its restrictions on short-term trading should apply to all shareholders that are subject to the restrictions, regardless of the number or type of accounts in which Shares are held. However, the Fund anticipates that limitations on its ability to identify trading activity to specific shareholders, including where shares are held through intermediaries in multiple or omnibus accounts, will mean that these restrictions may not be able to be applied uniformly in all cases.

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PORTFOLIO HOLDINGS INFORMATION

Information concerning the Fund’s portfolio holdings is available in the “Products” section of Federated’s website at FederatedInvestors.com. A complete listing of the Fund’s portfolio holdings as of the end of each calendar quarter is posted on the website 30 days (or the next business day) after the end of the quarter and remains posted until replaced by the information for the succeeding quarter. Summary portfolio composition information as of the close of each month is posted on the website 15 days (or the next business day) after month-end and remains until replaced by the information for the succeeding month. The summary portfolio composition information may include identification of the Fund’s top ten holdings, recent purchase and sale transactions and a percentage breakdown of the portfolio by sector.

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To access this information from the “Products” section of the website, click on the “Portfolio Holdings” link under “Related Information” and select the appropriate link opposite the name of the Fund, or select the name of the Fund, and from the Fund’s page click on the “Portfolio Holdings” or “Composition” link.

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You may also access portfolio information as of the end of the Fund’s fiscal quarters from the “Products” section of the website. The Fund’s annual and semi-annual reports, which contain complete listings of the Fund’s portfolio holdings as of the end of the Fund’s second and fourth fiscal quarters, may be accessed by selecting the “Prospectuses and Regulatory Reports” link under “Related Information” and selecting the link to the appropriate PDF. Complete listings of the Fund’s portfolio holdings as of the end of the Fund’s first and third fiscal quarters may be accessed by selecting “Portfolio Holdings” from the “Products” section and then selecting the appropriate link opposite the name of the Fund. Fiscal quarter information is made available on the website within 70 days after the end of the fiscal quarter. This information is also available in reports filed with the SEC at the SEC’s website at www.sec.gov.

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Who Manages the Fund?

The Board governs the Fund. The Board selects and oversees the Manager, Federated Equity Management Company of Pennsylvania. The Manager, in turn, oversees the management of the Fund’s assets by the subadviser, BlackRock Investment Management, LLC (BlackRock or the “Subadviser”). BlackRock began managing the portfolio as of the close of business September 29, 2006.

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BlackRock is a wholly owned subsidiary of BlackRock, Inc. On September 29, 2006, BlackRock, Inc. consummated a transaction with Merrill Lynch & Co., Inc. whereby Merrill Lynch & Co., Inc.’s investment management business combined with that of BlackRock to create a new independent company that is one of the world’s largest asset management firms with approximately $1.3 trillion in assets under management. The combined company has approximately 5,100 employees in 19 countries.

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Federated Advisory Services Company (FASC), an affiliate of the Manager, provides research, quantitative analysis, equity trading and transaction settlement and certain support services to the Manager. The fee for these services is paid by the Manager and not by the Fund. The Manager’s responsibilities include selecting the Subadviser and the continued review and evaluation of the Subadviser’s performance. The address of the Manager and FASC is Federated Investors Tower, 1001 Liberty Avenue, Pittsburgh, PA 15222-3779.

The Manager has delegated daily management of all of the Fund assets to BlackRock, who is paid by the Manager and not by the Fund. The Subadviser has complete discretion, subject to the Manager’s oversight, to purchase and sell portfolio securities for the Fund. The Subadviser’s address is P.O. Box 9011, Princeton, NJ 08543-9011.

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The Manager and other subsidiaries of Federated advise approximately 148 equity, fixed-income, and money market mutual funds as well as a variety of customized separately managed accounts, which totaled approximately $237 billion in assets as of December 31, 2006. Federated was established in 1955 and is one of the largest investment managers in the United States with approximately 1,243 employees. Federated provides investment products to more than 5,500 investment professionals and institutions.

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PORTFOLIO MANAGEMENT INFORMATION

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Leon Rosenberg, Debra L. Jelilian, Jeffrey L. Russo, CFA

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Subject to the oversight of the Manager, BlackRock Investment Management’s Quantitative Index Management Team is responsible for the day-to-day management of the Fund. The Fund is managed by Leon Rosenberg, Debra L. Jelilian and Jeffrey L. Russo, CFA, who are members of the Quantitative Index Management Team. Mr. Rosenberg is primarily responsible for the enhanced trading strategies of the Fund while Ms. Jelilian and Mr. Russo are jointly and primarily responsible for the primary indexing strategy of the Fund’s portfolio. Mr. Rosenberg is a Director of and a portfolio manager with BlackRock. Prior to joining BlackRock® in 2006, Mr. Rosenberg was a Director of Merrill Lynch Investment Managers, L.P., (“MLIM”), an indirect wholly owned subsidiary of Merrill Lynch & Co., Inc. from 2001 until 2006. He has been a member of the Funds’ management team since 2001. Prior to joining MLIM, Mr. Rosenberg was employed at J.P. Morgan Investment Management. He has seventeen years’ experience in investments. Mr. Russo is a Director of and portfolio manager with BlackRock.® Prior to joining BlackRock in 2006, Mr. Russo was a Director of MLIM from 2004 to 2006, and was a Vice President there from 1999 to 2004. He has been a member of the Funds’ management team since 2000. Mr. Russo has eleven years’ experience as a portfolio manager and trader. Ms. Jelilian is a Director of and portfolio manager with BlackRock.® Prior to joining BlackRock in 2006, Ms. Jelilian was a Director of MLIM from 1999 to 2006, and has been a member of the Funds’ management team since 2000. Ms. Jelilian has fourteen years’ experience in investing and in managing index investments.

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The Fund’s SAI provides additional information about the Portfolio Managers’ compensation, management of other accounts, and ownership of securities in the Fund.

MANAGEMENT FEES

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The Fund’s investment advisory contract provides for payment to the Manager of an annual investment advisory fee of 0.30% of the Fund’s average daily net assets. The Manager may voluntarily waive a portion of its fee or reimburse the Fund for certain operating expenses.

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A discussion of the Board’s review of the Fund’s investment advisory contract is available in the Fund’s Annual Report dated October 31, 2007.

Legal Proceedings

Since October 2003, Federated and related entities (collectively, “Federated”), and various Federated funds (“Funds”), have been named as defendants in several class action lawsuits now pending in the United States District Court for the District of Maryland. The lawsuits were purportedly filed on behalf of people who purchased, owned and/or redeemed shares of Federated-sponsored mutual funds during specified periods beginning November 1, 1998. The suits are generally similar in alleging that Federated engaged in illegal and improper trading practices including market timing and late trading in concert with certain institutional traders, which allegedly caused financial injury to the mutual fund shareholders. These lawsuits began to be filed shortly after Federated’s first public announcement that it had received requests for information on shareholder trading activities in the Funds from the SEC, the Office of the New York State Attorney General (“NYAG”), and other authorities. In that regard, on November 28, 2005, Federated announced that it had reached final settlements with the SEC and the NYAG with respect to those matters. Specifically, the SEC and NYAG settled proceedings against three Federated subsidiaries involving undisclosed market timing arrangements and late trading. The SEC made findings: that Federated Investment Management Company (“FIMC”), an SEC-registered investment adviser to various Funds, and Federated Securities Corp., an SEC-registered broker-dealer and distributor for the Funds, violated provisions of the Investment Advisers Act and Investment Company Act by approving, but not disclosing, three market timing arrangements, or the associated conflict of interest between FIMC and the funds involved in the arrangements, either to other fund shareholders or to the funds’ board; and that Federated Shareholder Services Company, formerly an SEC-registered transfer agent, failed to prevent a customer and a Federated employee from late trading in violation of provisions of the Investment Company Act. The NYAG found that such conduct violated provisions of New York State law. Federated entered into the settlements without admitting or denying the regulators’ findings. As Federated previously reported in 2004, it has already paid approximately $8.0 million to certain funds as determined by an independent consultant. As part of these settlements, Federated agreed to pay disgorgement and a civil money penalty in the aggregate amount of an additional $72 million and, among other things, agreed that it would not serve as investment adviser to any registered investment company unless: (i) at least 75% of the fund’s directors are independent of Federated; (ii) the chairman of each such fund is independent of Federated; (iii) no action may be taken by the fund’s board or any committee thereof unless approved by a majority of the independent trustees of the fund or committee, respectively; and (iv) the fund appoints a “senior officer” who reports to the independent trustees and is responsible for monitoring compliance by the fund with applicable laws and fiduciary duties and for managing the process by which management fees charged to a fund are approved. The settlements are described in Federated’s announcement which, along with previous press releases and related communications on those matters, is available in the “About Us” section of Federated’s website at FederatedInvestors.com.

Federated and various Funds have also been named as defendants in several additional lawsuits, the majority of which are now pending in the United States District Court for the Western District of Pennsylvania, alleging, among other things, excessive advisory and Rule 12b-1 fees.

The Board of the Funds has retained the law firm of Dickstein Shapiro LLP to represent the Funds in these lawsuits. Federated and the Funds, and their respective counsel, are reviewing the allegations and intend to defend this litigation. Additional lawsuits based upon similar allegations may be filed in the future. The potential impact of these lawsuits, all of which seek unquantified damages, attorneys’ fees, and expenses, and future potential similar suits is uncertain. Although we do not believe that these lawsuits will have a material adverse effect on the Funds, there can be no assurance that these suits, ongoing adverse publicity and/or other developments resulting from the regulatory investigations will not result in increased Fund redemptions, reduced sales of Fund shares, or other adverse consequences for the Funds.

Financial Information

FINANCIAL HIGHLIGHTS

The Financial Highlights will help you understand the Fund’s financial performance for its past five fiscal years. Some of the information is presented on a per Share basis. Total returns represent the rate an investor would have earned (or lost) on an investment in the Fund, assuming reinvestment of any dividends and capital gains.

This information has been audited by Ernst & Young LLP, an independent registered public accounting firm, whose report, along with the Fund’s audited financial statements, is included in the Annual Report.

Financial Highlights

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(For a Share Outstanding Throughout Each Period)

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Year Ended October 31	2007	2006	2005	2004	2003

Net Asset Value, Beginning of Period	$27.36	$24.47	$22.93	$21.29	$17.97
Income From Investment Operations:
Net investment income	0.45	0.42	0.43	0.32	0.28
Net realized and unrealized gain on investments and futures contracts	3.12	3.40	1.53	1.63	3.31

TOTAL FROM INVESTMENT OPERATIONS	3.57	3.82	1.96	1.95	3.59

Less Distributions:
Distributions from net investment income	(0.45)	(0.41)	(0.42)	(0.31)	(0.27)
Distributions from net realized gain on investments and futures contracts	(2.00)	(0.52)	--	--	--

TOTAL DISTRIBUTIONS	(2.45)	(0.93)	(0.42)	(0.31)	(0.27)

Net Asset Value, End of Period	$28.48	$27.36	$24.47	$22.93	$21.29

Total Return[1]	14.13%	15.99%	8.58%	9.21%	20.18%

Ratios to Average Net Assets:

Net expenses	0.35%	0.35%	0.35%	0.35%	0.35%

Net investment income	1.63%	1.63%	1.76%	1.35%	1.44%

Expense waiver/reimbursement[2]	0.03%	0.17%	0.28%	0.28%	0.29%

Supplemental Data:

Net assets, end of period (000 omitted)	$651,327	$660,249	$628,948	$705,040	$962,928

Portfolio turnover	49%	42%	30%	19%	24%

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1 Based on net asset value, which does not reflect the sales charge, redemption fee, or contingent deferred sales charge, if applicable.

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2 This expense decrease is reflected in both the net expense and the net investment income ratios shown above.

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Further information about the Fund’s performance is contained in the Fund’s Annual Report, dated October 31, 2007, which can be obtained free of charge.

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Appendix A: Hypothetical Investment and Expense Information

The following chart provides additional hypothetical information about the effect of the Fund’s expenses, including investment advisory fees and other Fund costs, on the Fund’s assumed returns over a 10-year period. The chart shows the estimated expenses that would be incurred in respect of a hypothetical investment of $10,000, assuming a 5% return each year, and no redemption of Shares. The chart also assumes that the Fund’s annual expense ratio stays the same throughout the 10-year period and that all dividends and distributions are reinvested. The annual expense ratio used in the chart is the same as stated in the “Fees and Expenses” table of this Prospectus (and thus may not reflect any fee waiver or expense reimbursement currently in effect). The maximum amount of any sales charge that might be imposed on the purchase of Shares (and deducted from the hypothetical initial investment of $10,000; the “Front-End Sales Charge”) is reflected in the “Hypothetical Expenses” column. The hypothetical investment information does not reflect the effect of charges (if any) normally applicable to redemptions of Shares (e.g., deferred sales charges, redemption fees). Mutual fund returns, as well as fees and expenses, may fluctuate over time, and your actual investment returns and total expenses may be higher or lower than those shown below.

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FEDERATED MAX-CAP INDEX FUND - INSTITUTIONAL SHARES
ANNUAL EXPENSE RATIO: 0.65%
MAXIMUM FRONT-END SALES CHARGE: NONE

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Year	Hypothetical Beginning Investment	Hypothetical Performance Earnings	Investment After Returns	Hypothetical Expenses	Hypothetical Ending Investment

1	$10,000.00	$500.00	$10,500.00	$66.41	$10,435.00

2	$10,435.00	$521.75	$10,956.75	$69.30	$10,888.92

3	$10,888.92	$544.45	$11,433.37	$72.32	$11,362.59

4	$11,362.59	$568.13	$11,930.72	$75.46	$11,856.86

5	$11,856.86	$592.84	$12,449.70	$78.75	$12,372.63

6	$12,372.63	$618.63	$12,991.26	$82.17	$12,910.84

7	$12,910.84	$645.54	$13,556.38	$85.75	$13,472.46

8	$13,472.46	$673.62	$14,146.08	$89.48	$14,058.51

9	$14,058.51	$702.93	$14,761.44	$93.37	$14,670.06

10	$14,670.06	$733.50	$15,403.56	$97.43	$15,308.21

Cumulative		$6,101.39		$810.44

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A Statement of Additional Information (SAI) dated December 31, 2007, is incorporated by reference into this Prospectus. Additional information about the Fund and its investments is contained in the Fund’s SAI and Annual and Semi-Annual Reports to shareholders as they become available. The Annual Report’s Management’s Discussion of Fund Performance discusses market conditions and investment strategies that significantly affected the Fund’s performance during its last fiscal year. The SAI contains a description of the Fund’s policies and procedures with respect to the disclosure of its portfolio securities. To obtain the SAI, Annual Report, Semi-Annual Report and other information without charge, and to make inquiries, call your financial intermediary or the Fund at 1-800-341-7400.

These documents, as well as additional information about the Fund (including portfolio holdings, performance and distributions), are also available on Federated’s website at FederatedInvestors.com.

You can obtain information about the Fund (including the SAI) by writing to or visiting the SEC’s Public Reference Room in Washington, DC. You may also access Fund information from the EDGAR Database on the SEC’s website at www.sec.gov. You can purchase copies of this information by contacting the SEC by email at publicinfo@sec.gov or by writing to the SEC’s Public Reference Section, Washington, DC 20549-0102. Call 1-202-942-8090 for information on the Public Reference Room’s operations and copying fees.

Federated Investors
World-Class Investment Manager

Federated Max-Cap Index Fund
Federated Investors Funds
5800 Corporate Drive
Pittsburgh, PA 15237-7000

Contact us at FederatedInvestors.com
or call 1-800-341-7400.

Federated Securities Corp., Distributor

Investment Company Act File No. 811-6061

Federated is a registered mark of Federated Investors, Inc.
2007 ©Federated Investors, Inc.

Cusip 31420E106

0032104A-IS (12/07)

Federated Investors
World-Class Investment Manager

Federated Max-Cap Index Fund

A Portfolio of Federated Index Trust

PROSPECTUS

December 31, 2007

INSTITUTIONAL SERVICE SHARES

A mutual fund seeking to provide investment results that generally correspond to the aggregate price and dividend performance of publicly-traded common stocks comprising the Standard & Poor’s 500 Composite Stock Price Index. The Fund is neither sponsored by nor affiliated with Standard & Poor’s.

As with all mutual funds, the Securities and Exchange Commission (SEC) has not approved or disapproved these securities or passed upon the adequacy of this Prospectus. Any representation to the contrary is a criminal offense.

Not FDIC Insured * May Lose Value * No Bank Guarantee

CONTENTS

Risk/Return Summary	1
What are the Fund’s Fees and Expenses?	5
What are the Fund’s Investment Strategies?	6
What are the Principal Securities in Which the Fund Invests?	8
What are the Specific Risks of Investing in the Fund?	13
What Do Shares Cost?	15
How is the Fund Sold?	17
Payments to Financial Intermediaries	18
How to Purchase Shares	19
How to Redeem and Exchange Shares	21
Account and Share Information	24
Who Manages the Fund?	28
Legal Proceedings	30
Financial Information	31
Appendix A: Hypothetical Investment and Expense Information	33

Risk/Return Summary

WHAT IS THE FUND’S INVESTMENT OBJECTIVE?

The Fund’s investment objective is to provide investment results that generally correspond to the aggregate price and dividend performance of publicly-traded common stocks comprising the Standard & Poor’s 500 Composite Stock Price Index (Index). While there is no assurance that the Fund will achieve its investment objective, it endeavors to do so by following the strategies and policies described in this Prospectus.

WHAT ARE THE FUND’S MAIN INVESTMENT STRATEGIES?

The Fund normally invests its assets primarily in common stocks included in the Index.

The Fund’s investment manager (Manager) has received an exemptive order from the SEC to permit the Trust and the Board of Trustees (the “Board”) to appoint and replace subadvisers for the Fund and to enter into and amend the Fund’s subadvisory agreements without further shareholder approval. See “Who Manages the Fund?”

WHAT ARE THE MAIN RISKS OF INVESTING IN THE FUND?

All mutual funds take investment risks. Therefore, it is possible to lose money by investing in the Fund. The primary factors that may reduce the Fund’s returns include:

  Stock Market Risks. The value of equity securities in the Fund’s portfolio will fluctuate and, as a result, the Fund’s Share price may decline suddenly or over a sustained period of time.
  Sector Risks. Because the Fund may allocate relatively more assets to certain industry sectors than others, the Fund’s performance may be more susceptible to any developments which affect those sectors emphasized by the Fund.

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  Leverage Risks. Leverage risk is created when an investment exposes the Fund to a level of risk that exceeds the amount invested. Changes in the value of such an investment magnify the Fund’s risk of loss and potential for gain.
  Liquidity Risks. Liquidity risk refers to the possibility that the Fund may not be able to sell a security or close out a derivative contract when it wants to. If this happens, the Fund will be required to continue to hold the security or keep the position open, and the Fund could incur losses. Over-the-counter (OTC) derivative contracts generally carry greater liquidity risk than exchange-traded contracts.
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  Risks of Investing in Derivative Contracts and Hybrid Instruments. Derivative contracts and hybrid instruments involve risks different from, or possibly greater than, risks associated with investing directly in securities and other traditional investments. Specific risk issues related to the use of such contracts and instruments include valuation and tax issues, increased potential for losses and/or costs to the Fund, and a potential reduction in gains to the Fund. Each of these issues is described in greater detail in this Prospectus. Derivative contracts and hybrid instruments may also involve other risks described in this Prospectus or the Fund’s Statement of Additional Information (SAI), such as stock market, credit, liquidity and leverage risks.
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  Credit Risk. Credit risk includes the possibility that a party to a transaction involving the Fund will fail to meet its obligations.
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The Shares offered by this Prospectus are not deposits or obligations of any bank, are not endorsed or guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other government agency.

Risk/Return Bar Chart and Table

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The performance information shown below will help you analyze the Fund’s investment risks in light of its historical returns. The bar chart shows the variability of the Fund’s Institutional Service Shares total returns on a calendar year-by-year basis. The Average Annual Total Return table shows returns averaged over the stated periods, and includes comparative performance information. The Fund’s performance will fluctuate, and past performance (before and after taxes) is no guarantee of future results.

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The Fund’s Institutional Service Shares are sold without a sales charge (load). The total returns shown in the bar chart above are based upon net asset value.

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The Fund’s Institutional Service Shares total return for the nine-month period from January 1, 2007 to September 30, 2007 was 8.54%.

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Within the period shown in the bar chart, the Fund’s Institutional Service Shares highest quarterly return was 21.13% (quarter ended December 31, 1998). Its lowest quarterly return was (17.40)% (quarter ended September 30, 2002).

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Average Annual Total Return Table

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Return Before Taxes is shown. In addition, Return After Taxes is shown for the Fund’s Institutional Service Shares to illustrate the effect of federal taxes on Fund returns. Actual after-tax returns depend on each investor’s personal tax situation, and are likely to differ from those shown. The table also shows returns for the Standard and Poor’s 500 Index (S&P 500), a broad-based market index that measures the performance of the broad domestic economy through changes in the aggregate market value of 500 stocks representing all major industries. Index returns do not reflect taxes, sales charges, expenses or other fees that the SEC requires to be reflected in the Fund’s performance. Indexes are unmanaged and it is not possible to invest directly in an index.

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(For the Periods Ended December 31, 2006)

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	1 Year	5 Years	10 Years

Institutional Service Shares:

Return Before Taxes	15.10%	5.57%	7.70%

Return After Taxes on Distributions[1]	13.18%	4.94%	7.05%

Return After Taxes on Distributions and Sale of Fund Shares[1]	11.26%	4.62%	6.50%

S&P 500	15.77%	6.19%	8.42%

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1 After-tax returns are calculated using a standard set of assumptions. The stated returns assume the highest historical federal income and capital gains tax rates. Return After Taxes on Distributions assumes a continued investment in the Fund and shows the effect of taxes on Fund distributions. Return After Taxes on Distributions and Sale of Fund Shares assumes all shares were redeemed at the end of each measurement period, and shows the effect of any taxable gain (or offsetting loss) on redemption, as well as the effects of taxes on Fund distributions. These after-tax returns do not reflect the effect of any applicable state and local taxes. After-tax returns are not relevant to investors holding Shares through tax-deferred programs, such as IRA or 401(k) plans.

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What are the Fund’s Fees and Expenses?

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FEDERATED MAX-CAP INDEX FUND

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FEES AND EXPENSES

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This table describes the fees and expenses that you may pay if you buy and hold Institutional Service Shares of the Fund.

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Shareholder Fees
Fees Paid Directly From Your Investment
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	None
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, as applicable)	None
Maximum Sales Charge (Load) Imposed on Reinvested Dividends (and other Distributions) (as a percentage of offering price)	None
Redemption Fee (as a percentage of amount redeemed, if applicable)	None
Exchange Fee	None

Annual Fund Operating Expenses (Before Waivers, Reimbursement and Reduction)[1]
Expenses That are Deducted From Fund Assets (as a percentage of average net assets)
Management Fee[2]	0.30%
Distribution (12b-1) Fee[3]	0.30%
Other Expenses[4]	0.35%
Total Direct Annual Fund Operating Expenses	0.95%

Acquired Fund Fees and Expenses[5]	0.01%

Total Direct and Acquired Annual Fund Operating Expenses[6]	0.96%

1 The percentages shown are based on expenses for the entire fiscal year ended October 31, 2007. However, the rate at which expenses are accrued during the fiscal year may not be constant and, at any particular point, may be greater or less than the stated average percentage. Although not obligated to do so, the Manager, Federated Investors Management Company, an affiliate of the Manager (affiliate), and distributor waived and/or reimbursed certain amounts. These are shown below along with the net expenses the Fund actually paid for the fiscal year ended October 31, 2007.

Total Waivers, Reimbursement and Reduction of Fund Expenses	0.30%
Total Actual Direct and Acquired Annual Fund Operating Expenses (after waivers, reimbursement and reduction)	0.66%

2 The Manager voluntarily waived a portion of the management fee. The Manager can terminate this voluntary waiver at any time. The management fee paid by the Fund (after the voluntary waiver) was 0.28% for the fiscal year ended October 31, 2007.

3 The distributor has voluntarily waived a portion of its fee. This voluntary waiver can be terminated at any time. The distribution (12b-1) fee paid by the Fund’s Institutional Service Shares (after the voluntary waiver) was 0.05% for the fiscal year ended October 31, 2007.

4 Includes a shareholder service fee/account administration fee which is used to compensate intermediaries for shareholder services or account administrative services. Also includes a record keeping fee which is used to compensate intermediaries for record keeping services. Please see “Payments to Financial Intermediaries” herein. The affiliate voluntarily reimbursed certain operating expenses. Additionally, the shareholder services provider did not charge, and therefore the Fund’s Institutional Service Shares did not accrue, a portion of its fee. The voluntary reimbursement and reduction can be terminated at any time. Total other expenses paid by the Fund Institutional Service Shares (after the voluntary reimbursement) were 0.32% for the fiscal year ended October 31, 2007.

5 The Fund’s shareholders indirectly bear the expenses of the acquired funds in which the Fund invests. The Fund’s estimated indirect expense from investing in the acquired funds is based upon the average allocation of the Fund’s investment in the acquired funds and upon the actual total operating expenses of the acquired funds (including any current waivers and expense limitations) for the fiscal year ended October 31, 2007. Actual acquired fund expenses incurred by the Fund may vary with changes in the allocation of the Fund assets among the acquired funds and with other events that directly affect the expenses of the acquired funds.

6 The Manager and its affiliates have voluntarily agreed to waive their fees and/or reimburse expenses, excluding Acquired Fund Fees and Expenses, so that the total operating expenses paid by the Fund’s Institutional Service Shares (after the voluntary waivers and reimbursements) will not exceed 0.65% for the fiscal year ending October 31, 2008. Although these actions are voluntary, the Manager and its affiliates have agreed not to terminate these waivers and/or reimbursements until after December 31, 2008.

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EXAMPLE

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This Example is intended to help you compare the cost of investing in the Fund’s Institutional Service Shares with the cost of investing in other mutual funds.

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The Example assumes that you invest $10,000 in the Fund’s Institutional Service Shares for the time periods indicated and then redeem all of your Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s Institutional Service Shares operating expenses are before waivers, reimbursement and reduction as shown in the table and remain the same. Although your actual costs and returns may be higher or lower, based on these assumptions your costs would be:

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1 Year	$98

3 Years	$306

5 Years	$531

10 Years	$1,178

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What are the Fund’s Investment Strategies?

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In pursuing its investment objective, the Fund normally invests its assets primarily in common stocks included in the Index. As of September 30, 2007, the capitalization range of the issuers comprising the Index was $1.3 billion to $513.4 billion. As of the same date, the weighted median market capitalization of the Fund was $13.1 billion. Market capitalization is determined by multiplying the number of outstanding shares of an issuer by the current market price per share. Except as noted below, the Fund seeks to reduce the difference in the Fund’s portfolio performance relative to the Index (“tracking error”) by investing in a portfolio that seeks to replicate, as closely as possible, the composition of the Index. The Fund attempts to achieve a 0.95 or better correlation between the performance of the Fund, before expenses, and that of the Index. The Fund also may employ the following strategies to attempt to further reduce tracking error: (1) buying and selling securities after announced changes in the Index but before or after the effective date of the changes; (2) purchasing Index futures contracts in amounts approximating the cash held in the Fund’s portfolio and any cash expected to be received upon the closing of pending acquisitions; (3) lending the Fund’s securities to broker/dealers or other institutions to earn income for the Fund; and (4) purchasing domestically traded share classes of Index companies other than the share class included in the Index.

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With respect to approximately 20% of the Fund’s portfolio, the subadviser, under normal circumstances, will use enhanced management techniques. The subadviser’s principal enhanced technique will be to slightly over or under-weight positions in a limited number of securities within the Index based upon the subadviser’s quantitative analysis of the securities. The analysis seeks to identify securities likely to have predictable returns based on a number of strategies including events affecting the issuer (either positive or negative), valuation, price momentum, earnings surprises and seasonal patterns. The Fund may also sell covered call options and sell put options on the portion of the positions that are being over or underweighted or positions not replicated within the enhanced portion of the Fund. Additionally, the subadviser may purchase substitutes for securities within the Index when the subadviser believes such substitutes will closely track the performance of a security within the Index but offer better returns. Such substitutes include purchasing convertible bonds, buying different share classes of Index securities, buying Index securities on different exchanges, purchasing the securities of companies targeted for acquisition by a company within the Index or purchasing non-Index securities that are included on an index with a comparable style and capitalization (this may include buying and selling non-Index securities to be included in an index after the announced change in the index). Finally, the subadviser may invest in stocks not represented in the Index that are subject to pending cash acquisitions when the subadviser believes the risk of the acquisitions failing to close is minimal and offers better returns than available cash instruments.

These enhanced management techniques are designed to help the Fund pursue its investment objective by seeking to improve its portfolio relative to the Index to compensate for Fund expenses and tracking error.

Because the Fund refers to index investments in its name, it will notify shareholders at least 60 days in advance of any changes in its investment policies that would enable the Fund to normally invest less than 80% of its assets in index investments.

What are the Principal Securities in Which the Fund Invests?

EQUITY SECURITIES

Equity securities represent a share of an issuer’s earnings and assets, after the issuer pays its liabilities. The Fund cannot predict the income it will receive from equity securities because issuers generally have discretion as to the payment of any dividends or distributions. However, equity securities offer greater potential for appreciation than many other types of securities, because their value increases directly with the value of the issuer’s business. The following describes the types of equity securities in which the Fund may invest:

Common Stocks

Common stocks are the most prevalent type of equity security. Common stocks receive the issuer’s earnings after the issuer pays its creditors and any preferred stockholders. As a result, changes in an issuer’s earnings directly influence the value of its common stock.

CONVERTIBLE SECURITIES

Convertible securities are fixed-income securities that the Fund has the option to exchange for equity securities at a specified conversion price. The option allows the Fund to realize additional returns if the market price of the equity securities exceeds the conversion price. For example, the Fund may hold fixed-income securities that are convertible into shares of common stock at a conversion price of $10 per share. If the market value of the shares of common stock reached $12, the Fund could realize an additional $2 per share by converting its fixed-income securities.

Convertible securities have lower yields than comparable fixed-income securities. In addition, at the time a convertible security is issued the conversion price exceeds the market value of the underlying equity securities. Thus, convertible securities may provide lower returns than non-convertible fixed-income securities or equity securities depending upon changes in the price of the underlying equity securities. However, convertible securities permit the Fund to realize some of the potential appreciation of the underlying equity securities with less risk of losing its initial investment.

DERIVATIVE CONTRACTS

Derivative contracts are financial instruments that require payments based upon changes in the values of designated securities, commodities, currencies, indices, or other assets or instruments including other derivative contracts, (each a “Reference Instrument” and collectively, “Reference Instruments”). Each party to a derivative contract is referred to as a counterparty. Some derivative contracts require payments relating to an actual, future trade involving the Reference Instrument. These types of derivatives are frequently referred to as “physically settled” derivatives. Other derivative contracts require payments relating to the income or returns from, or changes in the market value of, a Reference Instrument. These types of derivatives are known as “cash settled” derivatives, since they require cash payments in lieu of delivery of the Reference Instrument.

Many derivative contracts are traded on securities or commodities exchanges. In this case, the exchange sets all the terms of the contract except for the price. Investors make payments due under their contracts through the exchange. Most exchanges require investors to maintain margin accounts through their brokers to cover their potential obligations to the exchange. Parties to the contract make (or collect) daily payments to the margin accounts to reflect losses (or gains) in the value of their contracts. This protects investors against potential defaults by the counterparty. Trading contracts on an exchange also allows investors to close out their contracts by entering into offsetting contracts.

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The Fund may also trade derivative contracts over-the-counter (OTC) in transactions negotiated directly between the Fund and the counterparty. OTC contracts do not necessarily have standard terms, so they may be less liquid and more difficult to close out than exchange-traded contracts. In addition, OTC contracts with more specialized terms may be more difficult to value than exchange traded contracts, especially in times of financial stress.

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Depending on how the Fund uses derivative contracts and the relationships between the market value of a derivative contract and the Reference Instrument, derivative contracts may increase or decrease the Fund’s exposure to the risks of the Reference Instrument, and may also expose the fund to liquidity and leverage risks. OTC contracts also expose the Fund to credit risks in the event that a counterparty defaults on the contract.

Payment obligations arising in connection with derivative contracts are frequently required to be secured with collateral (in the case of OTC contracts) or margin (in the case of exchange-traded contracts, as previously noted).

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The Fund may invest in a derivative contract if it is permitted to own, invest in, or otherwise have economic exposure to the Reference Instrument. The Fund is not required to own a Reference Instrument in order to buy or sell a derivative contract relating to that Reference Instrument. The Fund may trade in the following specific types and/or combinations of derivative contracts:

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Futures Contracts

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Futures contracts provide for the future sale by one party and purchase by another party of a specified amount of a Reference Instrument at a specified price, date and time. Entering into a contract to buy a Reference Instrument is commonly referred to as buying a contract or holding a long position in the asset. Entering into a contract to sell a Reference Instrument is commonly referred to as selling a contract or holding a short position in the Reference Instrument. Futures contracts are considered to be commodity contracts. The Fund has claimed an exclusion from the definition of the term “commodity pool operator” under the Commodity Exchange Act and, therefore, is not subject to registration or regulation as a commodity pool operator under that Act. Futures contracts traded OTC are frequently referred to as forward contracts. The Fund can buy or sell financial futures (such as index futures and security futures).

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Option Contracts

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Option contracts (also called “options”) are rights to buy or sell a Reference Instrument for a specified price (the exercise price) during, or at the end of, a specified period. The seller (or writer) of the option receives a payment, or premium, from the buyer, which the writer keeps regardless of whether the buyer uses (or exercises) the option. A call option gives the holder (buyer) the right to buy the Reference Instrument from the seller (writer) of the option. A put option gives the holder the right to sell the Reference Instrument to the writer of the option. Options can trade on exchanges or in the OTC market and may be bought or sold on a wide variety of Reference Instruments. Options that are written on futures contracts will be subject to margin requirements similar to those applied to futures contracts.

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Swap Contracts

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A swap contract (also known as a “swap”) is a type of derivative contract in which two parties agree to pay each other (swap) the returns derived from Reference Instruments. Swaps do not always involve the delivery of the Reference Instruments by either party, and the parties might not own the Reference Instruments underlying the swap. The payments are usually made on a net basis so that, on any given day, the Fund would receive (or pay) only the amount by which its payment under the contract is less than (or exceeds) the amount of the other party’s payment. Swap agreements are sophisticated instruments that can take many different forms and are known by a variety of names.

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Common types of swaps in which the Fund may invest include total return swaps.

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HYBRID INSTRUMENTS

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Hybrid instruments combine elements of two different kinds of securities or financial instruments (such as a derivative contract). Frequently, the value of a hybrid instrument is determined by reference to changes in the value of a Reference Instrument (that is a designated security, commodity, currency, index, or other asset or instrument including a derivative contract). The Fund may use hybrid instruments only in connection with permissible investment activities. Hybrid instruments can take on many forms including, but not limited to, the following forms. First, a common form of a hybrid instrument combines elements of a derivative contract with those of another security (typically a fixed-income security). In this case all or a portion of the interest or principal payable on a hybrid security is determined by reference to changes in the price of a Reference Instrument. Second, a hybrid instrument may also combine elements of a fixed-income security and an equity security. Third, hybrid instruments may include convertible securities with conversion terms related to a Reference Instrument.

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Depending on the type and terms of the hybrid instrument, its risks may reflect a combination of the risks of investing in the Reference Instrument with the risks of investing in other securities, currencies, and derivative contracts. Thus, an investment in a hybrid instrument may entail significant risks in addition to those associated with traditional investments or the Reference Instrument. Hybrid instruments are also potentially more volatile than traditional securities or the Reference Instrument. Moreover, depending on the structure of the particular hybrid, it may expose the Fund to leverage risks or carry liquidity risks.

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ASSET SEGREGATION

In order to secure its obligations in connection with derivative contracts or special transactions, the Fund will either own the underlying assets, enter into offsetting transactions or set aside cash or readily marketable securities. This requirement may cause the Fund to miss favorable trading opportunities, due to a lack of sufficient cash or readily marketable securities. This requirement may also cause the Fund to realize losses on offsetting or terminated derivative contracts or special transactions.

Securities Lending

The Fund may lend portfolio securities to borrowers that the Manager deems creditworthy. In return, the Fund receives cash or liquid securities from the borrower as collateral. The borrower must furnish additional collateral if the market value of the loaned securities increases. Also, the borrower must pay the Fund the equivalent of any dividends or interest received on the loaned securities.

The Fund will reinvest cash collateral in securities that qualify as an acceptable investment for the Fund. However, the Fund must pay interest to the borrower for the use of cash collateral.

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Loans are subject to termination at the option of the Fund or the borrower. The Fund will not have the right to vote on securities while they are on loan. However, the Fund will attempt to terminate a loan in an effort to reacquire the securities in time to vote on matters that are deemed to be material by the Manager. There can be no assurance that the Fund will have sufficient notice of such matters to be able to terminate the loan in time to vote thereon. The Fund may pay administrative and custodial fees in connection with a loan and may pay a negotiated portion of the interest earned on the cash collateral to a securities lending agent or broker.

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Securities lending activities are subject to credit and leverage risks.

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INVESTING IN SECURITIES OF OTHER INVESTMENT COMPANIES

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The Fund may invest its assets in securities of other investment companies, including the securities of affiliated money market funds, as an efficient means of implementing its investment strategies and/or managing its uninvested cash. These other investment companies are managed independently of the Fund and incur additional fees and/or expenses which would, therefore, be borne indirectly by the Fund in connection with any such investment. However, the Adviser believes that the benefits and efficiencies of this approach should outweigh the potential additional fees and/or expenses. The Fund may invest in money market securities directly.

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The Funds may invest in ETFs as an efficient means of carrying out its investment strategies. As with traditional mutual funds, ETFs charge asset-based fees, although these fees tend to be relatively low. ETFs are traded on stock exchanges or on the over-the-counter market. ETFs do not charge initial sales charges or redemption fees and investors pay only customary brokerage fees to buy and sell ETF shares.

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What are the Specific Risks of Investing in the Fund?

STOCK MARKET RISKS

The value of equity securities in the Fund’s portfolio will rise and fall. These fluctuations could be a sustained trend or a drastic movement. The Fund’s portfolio will reflect changes in prices of individual portfolio stocks or general changes in stock valuations. Consequently, the Fund’s Share price may decline. The Fund’s investment in stock index futures will be subject to the same risk.

The enhanced management techniques described in the investment strategy may not work as intended and therefore may cause the Fund’s Share price to decline or cause the Fund to underperform the Index.

SECTOR RISKS

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Companies with similar characteristics may be grouped together in broad categories called sectors. Sector risk is the possibility that a certain sector may underperform other sectors or the market as a whole. As the Manager allocates more of the Fund’s portfolio holdings to a particular sector, the Fund’s performance will be more susceptible to any economic, business or other developments which generally affect that sector.

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LEVERAGE RISKS

Leverage risk is created when an investment exposes the Fund to a level of risk that exceeds the amount invested. Changes in the value of such an investment magnify the Fund’s risk of loss and potential for gain. Investments can have these same results if their returns are based on a multiple of a specified index, security or other benchmark.

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LIQUIDITY RISKS

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Trading opportunities are more limited for equity securities that are not widely held. This may make it more difficult to sell or buy a security at a favorable price or time. Consequently, the Fund may have to accept a lower price to sell a security, sell other securities to raise cash or give up an investment opportunity, any of which could have a negative effect on the Fund’s performance. Infrequent trading of securities may also lead to an increase in their price volatility.

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Liquidity risk also refers to the possibility that the Fund may not be able to sell a security or close out a derivative contract when it wants to. If this happens, the Fund will be required to continue to hold the security or keep the position open, and the Fund could incur losses.

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OTC derivative contracts generally carry greater liquidity risk than exchange-traded contracts. This risk may be increased in times of financial stress, if the trading market for OTC derivative contracts becomes restricted.

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RISKS OF INVESTING IN DERIVATIVE CONTRACTS AND HYBRID INSTRUMENTS

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The Fund’s use of derivative contracts and hybrid instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments. First, changes in the value of the derivative contracts and hybrid instruments in which the Fund invests may not be correlated with changes in the value of the underlying Reference Instruments or, if they are correlated, may move in the opposite direction than originally anticipated. Second, while some strategies involving derivatives may reduce the risk of loss, they may also reduce potential gains or, in some cases, result in losses by offsetting favorable price movements in portfolio holdings. Third, there is a risk that derivative contracts and hybrid instruments may be erroneously priced or improperly valued and, as a result, the Fund may need to make increased cash payments to the counterparty. Fourth, derivative contracts and hybrid instruments may cause the Fund to realize increased ordinary income or short-term capital gains (which are treated as ordinary income for Federal income tax purposes) and, as a result, may increase taxable distributions to shareholders. Fifth, a common provision in OTC derivative contracts permits the counterparty to terminate any such contract between it and the Fund, if the value of the Fund’s total net assets declines below a specified level over a given time period. Factors that may contribute to such a decline (which usually must be substantial) include significant shareholder redemptions and/or a marked decrease in the market value of the Fund’s investments. Any such termination of the Fund’s OTC derivative contracts may adversely affect the Fund (for example, by increasing losses and/or costs, and/or preventing the Fund from fully implementing its investment strategies). Finally, derivative contracts and hybrid instruments may also involve other risks described in this Prospectus or in the Fund’s SAI, such as stock market, credit, liquidity and leverage risks.

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CREDIT RISKS

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Credit risk includes the possibility that a party to a transaction involving the Fund will fail to meet its obligations. This could cause the Fund to lose the benefit of the transaction or prevent the Fund from selling or buying other securities to implement its investment strategy.

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What Do Shares Cost?

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When the Fund receives your transaction request in proper form (as described in this prospectus), it is processed at the next calculated net asset value of a Share (NAV). A Share’s NAV is determined as of the end of regular trading on the New York Stock Exchange (NYSE) (normally 4:00 p.m. Eastern time) each day the NYSE is open. The Fund calculates the NAV of each class by valuing the assets allocated to the Share’s class, subtracting the liabilities allocated to the class and dividing the balance by the number of Shares of the class outstanding. The Fund’s current NAV and public offering price may be found at FederatedInvestors.com and in the mutual funds section of certain newspapers under “Federated.” You can purchase, redeem or exchange Shares any day the NYSE is open. When the Fund holds securities that trade principally in foreign markets on days the NYSE is closed, the value of the Fund’s assets may change on days you cannot purchase or redeem Shares. This may also occur when the U.S. markets for fixed-income securities are open on a day the NYSE is closed.

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In calculating its NAV, the Fund generally values investments as follows:

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  Equity securities listed on an exchange or traded through a regulated market system are valued at their last reported sale price or official closing price in their principal exchange or market.
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  Derivative contracts listed on exchanges are valued at their reported settlement or closing price.
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  OTC derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Board of Trustees (Board).
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If the Fund cannot obtain a price or price evaluation from a pricing service for an investment, the Fund may attempt to value the investment based upon the mean of bid and asked quotations, or fair value the investment based on price evaluations, from one or more dealers. If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could purchase or sell an investment at the price used to calculate the Fund’s NAV.

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Shares of other mutual funds are valued based upon their reported NAVs. The prospectuses for these mutual funds explain the circumstances under which they will use fair value pricing and the effects of using fair value pricing.

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FAIR VALUATION AND SIGNIFICANT EVENTS PROCEDURES

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The Board has ultimate responsibility for determining the fair value of investments for which market quotations are not readily available. The Board has appointed a Valuation Committee comprised of officers of the Fund and of the Adviser to assist in this responsibility and in overseeing the calculation of the NAV. The Board has also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Board. The Board periodically reviews and approves the fair valuations made by the Valuation Committee and any changes made to the procedures. The Fund’s Statement of Additional Information (SAI) discusses the methods used by pricing services and the Valuation Committee to value investments.

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Using fair value to price investments may result in a value that is different from an investment’s most recent closing price and from the prices used by other mutual funds to calculate their NAVs. The Valuation Committee generally will not change an investment’s fair value in the absence of new information relating to the investment or its issuer such as changes in the issuer’s business or financial results, or relating to external market factors, such as trends in the market values of comparable securities. This may result in less frequent, and larger, changes in fair values as compared to prices based on market quotations or price evaluations from pricing services or dealers.

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The Board also has adopted procedures requiring an investment to be priced at its fair value whenever the Adviser determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment’s value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:

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  With respect to securities traded in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures or options contracts;
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  With respect to price evaluations of fixed-income securities determined before the close of regular trading on the NYSE, actions by the Federal Reserve Open Market Committee and other significant trends in U.S. fixed-income markets;
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  Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded; and
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  Announcements concerning matters such as acquisitions, recapitalizations, or litigation developments, or a natural disaster affecting the issuer’s operations or regulatory changes or market developments affecting the issuer’s industry.
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The Valuation Committee uses a pricing service to determine the fair value of securities traded principally in foreign markets when the Adviser determines that there has been a significant trend in the U.S. equity markets or in index futures trading. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Valuation Committee will determine the fair value of the investment using another method approved by the Board. The Board has ultimate responsibility for any fair valuations made in response to a significant event.

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The fair valuation of securities following a significant event can serve to reduce arbitrage opportunities for short-term traders to profit at the expense of long-term investors in the Fund. For example, such arbitrage opportunities may exist when the market on which portfolio securities are traded closes before the Fund calculates its NAV, which is typically the case with Asian and European markets. However, there is no assurance that these significant event procedures will prevent dilution of the NAV by short-term traders. See “Account and Share Information--Frequent Trading Policies” for other procedures the Fund employs to deter such short-term trading.

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How is the Fund Sold?

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The Fund offers four Share classes: Institutional Shares, Institutional Service Shares, Class C Shares and Class K Shares, each representing interests in a single portfolio of securities. This Prospectus relates only to Institutional Service Shares. All Share classes have different sales charges and other expenses which affect their performance. Contact your financial intermediary or call 1-800-341-7400 for more information concerning the other classes.

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The Fund’s Distributor, Federated Securities Corp., markets the Shares described in this Prospectus to institutions acting on behalf of their customers or to individuals, directly or through financial intermediaries. Under the Distributor’s Contract with the Fund, the Distributor offers Shares on a continuous, best-efforts basis. The Distributor is a subsidiary of Federated Investors, Inc. (Federated).

Payments to Financial Intermediaries

The Fund and its affiliated service providers may pay fees as described below to financial intermediaries (such as broker-dealers, banks, investment advisers or third-party administrators) whose customers are shareholders of the Fund.

RULE 12b-1 FEES

The Fund has adopted a Rule 12b-1 Plan, which allows it to pay marketing fees of up to 0.30% of average net assets to the Distributor for the sale, distribution, administration and customer servicing of the Fund’s Institutional Service Shares. When the Distributor receives Rule 12b-1 Fees, it may pay some or all of them to financial intermediaries whose customers purchase Shares. Because these Shares pay marketing fees on an ongoing basis, your investment cost may be higher over time than other shares with different marketing fees.

SERVICE FEES

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The Fund may pay Service Fees of up to 0.25% of average net assets to financial intermediaries or to Federated Shareholder Services Company (FSSC), a subsidiary of Federated, for providing services to shareholders and maintaining shareholder accounts. Intermediaries that receive Service Fees may include a company affiliated with management of Federated. If a financial intermediary receives Service Fees on an account, it is not eligible to also receive Account Administration Fees on that same account.

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ACCOUNT ADMINISTRATION FEES

The Fund may pay Account Administration Fees of up to 0.25% of average net assets to banks that are not registered as broker-dealers or investment advisers for providing administrative services to the Funds and shareholders. If a financial intermediary receives Account Administration Fees on an account, it is not eligible to also receive Service Fees or Recordkeeping Fees on that same account.

RECORDKEEPING FEES

The Fund may pay Recordkeeping Fees on an average net assets basis or on a per account per year basis to financial intermediaries for providing recordkeeping services to the Funds and shareholders. If a financial intermediary receives Recordkeeping Fees on an account, it is not eligible to also receive Account Administration Fees or Networking Fees on that same account.

NETWORKING FEES

The Fund may reimburse Networking Fees on a per account per year basis to financial intermediaries for providing administrative services to the Funds and shareholders on certain non-omnibus accounts. If a financial intermediary receives Networking Fees on an account, it is not eligible to also receive Recordkeeping Fees on that same account.

ADDITIONAL PAYMENTS TO FINANCIAL INTERMEDIARIES

The Distributor may pay out of its own resources amounts (including items of material value) to certain financial intermediaries that support the sale of Shares or provide services to Fund shareholders. The amounts of these payments could be significant, and may create an incentive for the financial intermediary or its employees or associated persons to recommend or sell Shares of the Fund to you. In some cases, such payments may be made by or funded from the resources of companies affiliated with the Distributor (including the Manager). These payments are not reflected in the fees and expenses listed in the fee table section of the Fund’s prospectus and described above because they are not paid by the Fund.

These payments are negotiated and may be based on such factors as the number or value of Shares that the financial intermediary sells or may sell; the value of client assets invested; or the type and nature of services or support furnished by the financial intermediary. These payments may be in addition to payments made by the Fund to the financial intermediary under a Rule 12b-1 Plan and/or Service Fees arrangement. In connection with these payments, the financial intermediary may elevate the prominence or profile of the Fund and/or other Federated funds within the financial intermediary’s organization by, for example, placement on a list of preferred or recommended funds, and/or granting the Distributor preferential or enhanced opportunities to promote the funds in various ways within the financial intermediary’s organization. You can ask your financial intermediary for information about any payments it receives from the Distributor or the Fund and any services provided.

How to Purchase Shares

You may purchase Shares through a financial intermediary, directly from the Fund or through an exchange from another Federated fund. The Fund reserves the right to reject any request to purchase or exchange Shares.

The required minimum initial investment for Fund Shares is $25,000. There is no required minimum subsequent investment amount.

An institutional investor’s minimum investment is calculated by combining all accounts it maintains with the Fund. Accounts established through financial intermediaries may be subject to a smaller minimum investment amount. Keep in mind that financial intermediaries may charge you fees for their services in connection with your Share transactions.

THROUGH A FINANCIAL INTERMEDIARY

  Establish an account with the financial intermediary; and
  Submit your purchase order to the financial intermediary before the end of regular trading on the NYSE (normally 4:00 p.m. Eastern time). You will receive the next calculated NAV if the financial intermediary forwards the order to the Fund on the same day and the Fund receives payment within one business day. You will become the owner of Shares and receive dividends when the Fund receives your payment.

Financial intermediaries should send payments according to the instructions in the sections “By Wire” or “By Check.”

DIRECTLY FROM THE FUND

  Establish your account with the Fund by submitting a completed New Account Form; and
  Send your payment to the Fund by Federal Reserve wire or check.

You will become the owner of Shares and your Shares will be priced at the next calculated NAV after the Fund receives your wire or your check. If your check does not clear, your purchase will be canceled and you could be liable for any losses or fees incurred by the Fund or State Street Bank and Trust Company, the Fund’s transfer agent.

An institution may establish an account and place an order by calling the Fund and the Shares will be priced at the next calculated NAV after the Fund receives the order.

By Wire

Send your wire to:

State Street Bank and Trust Company
Boston, MA
Dollar Amount of Wire
ABA Number 011000028
Attention: EDGEWIRE
Wire Order Number, Dealer Number or Group Number
Nominee/Institution Name
Fund Name and Number and Account Number

You cannot purchase Shares by wire on holidays when wire transfers are restricted.

By Check

Make your check payable to The Federated Funds, note your account number on the check, and send it to:

The Federated Funds
P.O. Box 8600
Boston, MA 02266-8600

If you send your check by a private courier or overnight delivery service that requires a street address, send it to:

The Federated Funds
30 Dan Road
Canton, MA 02021

Payment should be made in U.S. dollars and drawn on a U.S. bank. The Fund reserves the right to reject any purchase request. For example, to protect against check fraud the Fund may reject any purchase request involving a check that is not made payable to The Federated Funds (including, but not limited to, requests to purchase Shares using third-party checks), or involving temporary checks or credit card checks.

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THROUGH AN EXCHANGE

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You may purchase Shares through an exchange from any Federated fund or share class that does not have a stated sales charge or contingent deferred sales charge, except Liberty U.S. Government Money Market Trust and Class K Shares. You must meet the minimum initial investment requirement for purchasing Shares (if applicable) and both accounts must have identical registrations.

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BY SYSTEMATIC INVESTMENT PROGRAM (SIP)

Once you have opened an account, you may automatically purchase additional Shares on a regular basis by completing the SIP section of the New Account Form or by contacting the Fund or your financial intermediary. The minimum investment amount for SIPs is $50.

BY AUTOMATED CLEARING HOUSE (ACH)

Once you have opened an account, you may purchase additional Shares through a depository institution that is an ACH member. This purchase option can be established by completing the appropriate sections of the New Account Form.

How to Redeem and Exchange Shares

You should redeem or exchange Shares:

  through a financial intermediary if you purchased Shares through a financial intermediary; or
  directly from the Fund if you purchased Shares directly from the Fund.

Shares of the Fund may be redeemed for cash or exchanged for shares of the same class of other Federated funds on days on which the Fund computes its NAV. Redemption requests may be made by telephone or in writing.

THROUGH A FINANCIAL INTERMEDIARY

Submit your redemption or exchange request to your financial intermediary by the end of regular trading on the NYSE (normally 4:00 p.m. Eastern time). The redemption amount you will receive is based upon the next calculated NAV after the Fund receives the order from your financial intermediary.

DIRECTLY FROM THE FUND

By Telephone

You may redeem or exchange Shares by simply calling the Fund at 1-800-341-7400.

If you call before the end of regular trading on the NYSE (normally 4:00 p.m. Eastern time), you will receive a redemption amount based on that day’s NAV.

By Mail

You may redeem or exchange Shares by sending a written request to the Fund.

You will receive a redemption amount based on the next calculated NAV after the Fund receives your written request in proper form.

Send requests by mail to:

The Federated Funds
P.O. Box 8600
Boston, MA 02266-8600

Send requests by private courier or overnight delivery service to:

The Federated Funds
30 Dan Road
Canton, MA 02021

All requests must include:

  Fund Name and Share Class, account number and account registration;
  amount to be redeemed or exchanged;
  signatures of all shareholders exactly as registered; and
  if exchanging, the Fund Name and Share Class, account number and account registration into which you are exchanging.

Call your financial intermediary or the Fund if you need special instructions.

Signature Guarantees

Signatures must be guaranteed by a financial institution which is a participant in a Medallion signature guarantee program if:

  your redemption will be sent to an address other than the address of record;
  your redemption will be sent to an address of record that was changed within the last 30 days;
  a redemption is payable to someone other than the shareholder(s) of record; or

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  exchanging (transferring) into another fund with a different shareholder registration.

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A Medallion signature guarantee is designed to protect your account from fraud. Obtain a Medallion signature guarantee from a bank or trust company, savings association, credit union or broker, dealer, or securities exchange member. A notary public cannot provide a signature guarantee.

PAYMENT METHODS FOR REDEMPTIONS

Your redemption proceeds will be mailed by check to your address of record. The following payment options are available if you complete the appropriate section of the New Account Form or an Account Service Options Form. These payment options require a signature guarantee if they were not established when the account was opened:

  an electronic transfer to your account at a financial institution that is an ACH member; or
  wire payment to your account at a domestic commercial bank that is a Federal Reserve System member.

Redemption in Kind

Although the Fund intends to pay Share redemptions in cash, it reserves the right to pay the redemption price in whole or in part by a distribution of the Fund’s portfolio securities.

LIMITATIONS ON REDEMPTION PROCEEDS

Redemption proceeds normally are wired or mailed within one business day after receiving a request in proper form. Payment may be delayed for up to seven days:

  to allow your purchase to clear (as discussed below);
  during periods of market volatility;
  when a shareholder’s trade activity or amount adversely impacts the Fund’s ability to manage its assets; or
  during any period when the Federal Reserve wire or applicable Federal Reserve banks are closed, other than customary weekend and holiday closings.
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If you request a redemption of Shares recently purchased by check (including a cashier’s check or certified check), money order, bank draft or ACH, your redemption proceeds may not be made available up to seven calendar days to allow the Fund to collect payment on the instrument used to purchase such Shares. If the purchase instrument does not clear, your purchase order will be canceled and you will be responsible for any losses incurred by the Fund as a result of your canceled order.

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In addition, the right of redemption may be suspended, or the payment of proceeds may be delayed, during any period:

  when the NYSE is closed, other than customary weekend and holiday closings;
  when trading on the NYSE is restricted, as determined by the SEC; or
  in which an emergency exists, as determined by the SEC, so that disposal of the Fund’s investments or determination of its NAV is not reasonably practicable.

You will not accrue interest or dividends on uncashed redemption checks from the Fund if those checks are undeliverable and returned to the Fund.

EXCHANGE PRIVILEGE

You may exchange Shares of the Fund for shares of any Federated fund or share class that does not have a stated sales charge or contingent deferred sales charge, except Liberty U.S. Government Money Market Trust and Class K Shares. To do this, you must:

  ensure that the account registrations are identical;
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  meet any applicable minimum initial investment requirements; and
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  receive a prospectus for the fund into which you wish to exchange.

An exchange is treated as a redemption and a subsequent purchase, and is a taxable transaction.

The Fund may modify or terminate the exchange privilege at any time. In addition, the Fund may terminate your exchange privilege if your exchange activity is found to be excessive under the Fund’s frequent trading policies. See “Account and Share Information--Frequent Trading Policies.”

ADDITIONAL CONDITIONS

Telephone Transactions

The Fund will record your telephone instructions. If the Fund does not follow reasonable procedures, it may be liable for losses due to unauthorized or fraudulent telephone instructions.

Share Certificates

The Fund no longer issues share certificates. If you are redeeming or exchanging Shares represented by certificates previously issued by the Fund, you must return the certificates with your written redemption or exchange request. For your protection, send your certificates by registered or certified mail, but do not endorse them.

Account and Share Information

CONFIRMATIONS AND ACCOUNT STATEMENTS

You will receive confirmation of purchases, redemptions and exchanges. In addition, you will receive periodic statements reporting all account activity, including dividends and capital gains paid.

DIVIDENDS AND CAPITAL GAINS

The Fund declares and pays any dividends quarterly to shareholders. Dividends are paid to all shareholders invested in the Fund on the record date. The record date is the date on which a shareholder must officially own Shares in order to earn a dividend.

In addition, the Fund pays any capital gains at least annually. Your dividends and capital gains distributions will be automatically reinvested in additional Shares without a sales charge, unless you elect cash payments. Dividends may also be reinvested without sales charges in shares of any class of any other Federated fund of which you are already a shareholder.

If you have elected to receive dividends and/or capital gain distributions in cash, and your check is returned by the postal or other delivery service as “undeliverable,” or you do not respond to mailings from Federated with regard to uncashed distribution checks, your distribution option will automatically be converted to having all dividends and capital gains reinvested in additional shares. No interest will accrue on amounts represented by uncashed distribution checks.

If you purchase Shares just before the record date for a dividend or capital gain distribution, you will pay the full price for the Shares and then receive a portion of the price back in the form of a taxable distribution, whether or not you reinvest the distribution in Shares. Therefore, you should consider the tax implications of purchasing Shares shortly before the record date for a dividend or capital gain. Contact your financial intermediary or the Fund for information concerning when dividends and capital gains will be paid.

ACCOUNTS WITH LOW BALANCES

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Due to the high cost of maintaining accounts with low balances, accounts may be closed if redemptions or exchanges cause the account balance to fall below $25,000. Before an account is closed, you will be notified and allowed at least 30 days to purchase additional Shares to meet the minimum.

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TAX INFORMATION

The Fund sends an annual statement of your account activity to assist you in completing your federal, state and local tax returns. Fund distributions of dividends and capital gains are taxable to you whether paid in cash or reinvested in the Fund. Dividends are taxable at different rates depending on the source of dividend income. Capital gains are taxable at different rates depending upon the length of time the Fund holds its assets.

Fund distributions are expected to be both dividends and capital gains. Redemptions and exchanges are taxable sales. Please consult your tax adviser regarding your federal, state and local tax liability.

FREQUENT TRADING POLICIES

Frequent or short-term trading into and out of the Fund can have adverse consequences for the Fund and shareholders who use the Fund as a long-term investment vehicle. Such trading in significant amounts can disrupt the Fund’s investment strategies (e.g., by requiring it to sell investments at inopportune times or maintain excessive short-term or cash positions to support redemptions), increase brokerage and administrative costs and affect the timing and amount of taxable gains distributed by the Fund. Investors engaged in such trading may also seek to profit by anticipating changes in the Fund’s NAV in advance of the time as of which NAV is calculated.

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The Fund’s Board has approved policies and procedures intended to discourage excessive frequent or short-term trading of the Fund’s Shares. The Fund monitors trading in Fund Shares in an effort to identify disruptive trading activity. The Fund monitors trades into and out of the Fund within a period of 30 days or less. The size of Share transactions subject to monitoring varies. However, where it is determined that a shareholder has exceeded the detection amounts twice within a period of twelve months, the shareholder will be precluded from making further purchases or exchanges of Fund Shares. The Fund may also monitor trades into and out of the Fund over periods longer than 30 days, and if potentially disruptive trading activity is detected, the shareholder will be precluded from making further purchases or exchanges of Fund Shares. Whether or not the specific monitoring limits are exceeded, the Fund’s management or the Manager may determine from the amount, frequency or pattern of purchases and redemptions or exchanges that a shareholder is engaged in excessive trading that is or could be detrimental to the Fund and other shareholders and may preclude the shareholder from making further purchases or exchanges of Fund Shares. No matter how the Fund defines its limits on frequent trading of Fund Shares, other purchases and sales of Fund Shares may have adverse effects on the management of the Fund’s portfolio and its performance.

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The Fund’s frequent trading restrictions do not apply to purchases and sales of Fund Shares by other Federated funds. These funds impose the same frequent trading restrictions as the Fund at their shareholder level. In addition, allocation changes of the investing Federated fund are monitored, and the managers of the recipient fund must determine that there is no disruption to their management activity. The intent of this exception is to allow investing fund managers to accommodate cash flows that result from non-abusive trading in the investing fund, without being stopped from such trading because the aggregate of such trades exceeds the monitoring limits. Nonetheless, as with any trading in Fund Shares, purchases and redemptions of Fund Shares by other Federated funds could adversely affect the management of the Fund’s portfolio and its performance.

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The Fund’s objective is that its restrictions on short-term trading should apply to all shareholders that are subject to the restrictions, regardless of the number or type of accounts in which Shares are held. However, the Fund anticipates that limitations on its ability to identify trading activity to specific shareholders, including where shares are held through intermediaries in multiple or omnibus accounts, will mean that these restrictions may not be able to be applied uniformly in all cases.

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PORTFOLIO HOLDINGS INFORMATION

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Information concerning the Fund’s portfolio holdings is available in the “Products” section of Federated’s website at FederatedInvestors.com. A complete listing of the Fund’s portfolio holdings as of the end of each calendar quarter is posted on the website 30 days (or the next business day) after the end of the quarter and remains posted until replaced by the information for the succeeding quarter. Summary portfolio composition information as of the close of each month is posted on the website 15 days (or the next business day) after month-end and remains until replaced by the information for the succeeding month. The summary portfolio composition information may include identification of the Fund’s top ten holdings, recent purchase and sale transactions a percentage breakdown of the portfolio by sector.

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To access this information from the “Products” section of the website, click on the “Portfolio Holdings” link under “Related Information” and select the appropriate link opposite the name of the Fund, or select the name of the Fund, and from the Fund’s page click on the “Portfolio Holdings” or “Composition” link.

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You may also access portfolio information as of the end of the Fund’s fiscal quarters from the “Products” section of the website. The Fund’s annual and semi-annual reports, which contain complete listings of the Fund’s portfolio holdings as of the end of the Fund’s second and fourth fiscal quarters, may be accessed by selecting the “Prospectuses and Regulatory Reports” link under “Related Information” and selecting the link to the appropriate PDF. Complete listings of the Fund’s portfolio holdings as of the end of the Fund’s first and third fiscal quarters may be accessed by selecting “Portfolio Holdings” from the “Products” section and then selecting the appropriate link opposite the name of the Fund. Fiscal quarter information is made available on the website within 70 days after the end of the fiscal quarter. This information is also available in reports filed with the SEC at the SEC’s website at www.sec.gov.

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Who Manages the Fund?

The Board governs the Fund. The Board selects and oversees the Manager, Federated Equity Management Company of Pennsylvania. The Manager, in turn, oversees the management of the Fund’s assets by the subadviser, BlackRock Investment Management, LLC (BlackRock or the “Subadviser”). BlackRock began managing the portfolio as of the close of business September 29, 2006.

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BlackRock is a wholly owned subsidiary of BlackRock, Inc. On September 29, 2006, BlackRock, Inc. consummated a transaction with Merrill Lynch & Co., Inc. whereby Merrill Lynch & Co., Inc.’s investment management business combined with that of BlackRock to create a new independent company that is one of the world’s largest asset management firms with approximately $1.3 trillion in assets under management. The combined company has approximately 5,100 employees in 19 countries.

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Federated Advisory Services Company (FASC), an affiliate of the Manager, provides research, quantitative analysis, equity trading and transaction settlement and certain support services to the Manager. The fee for these services is paid by the Manager and not by the Fund. The Manager’s responsibilities include selecting the Subadviser and the continued review and evaluation of the Subadviser’s performance. The address of the Manager and FASC is Federated Investors Tower, 1001 Liberty Avenue, Pittsburgh, PA 15222-3779.

The Manager has delegated daily management of all of the Fund assets to BlackRock, who is paid by the Manager and not by the Fund. The Subadviser has complete discretion, subject to the Manager’s oversight, to purchase and sell portfolio securities for the Fund. The Subadviser’s address is P.O. Box 9011, Princeton, NJ 08543-9011.

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The Manager and other subsidiaries of Federated advise approximately 148 equity, fixed-income, and money market mutual funds as well as a variety of customized separately managed accounts, which totaled approximately $237 billion in assets as of December 31, 2006. Federated was established in 1955 and is one of the largest investment managers in the United States with approximately 1,243 employees. Federated provides investment products to more than 5,500 investment professionals and institutions.

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PORTFOLIO MANAGEMENT INFORMATION

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Leon Rosenberg, Debra L. Jelilian, Jeffrey L. Russo, CFA

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Subject to the oversight of the Manager, BlackRock Investment Management’s Quantitative Index Management Team is responsible for the day-to-day management of the Fund. The Fund is managed by Leon Rosenberg, Debra L. Jelilian and Jeffrey L. Russo, CFA, who are members of the Quantitative Index Management Team. Mr. Rosenberg is primarily responsible for the enhanced trading strategies of the Fund while Ms. Jelilian and Mr. Russo are jointly and primarily responsible for the primary indexing strategy of the Fund’s portfolio. Mr. Rosenberg is a Director of and a portfolio manager with BlackRock. Prior to joining BlackRock® in 2006, Mr. Rosenberg was a Director of Merrill Lynch Investment Managers, L.P., (“MLIM”), an indirect wholly owned subsidiary of Merrill Lynch & Co., Inc. from 2001 until 2006. He has been a member of the Funds’ management team since 2001. Prior to joining MLIM, Mr. Rosenberg was employed at J.P. Morgan Investment Management. He has seventeen years’ experience in investments. Mr. Russo is a Director of and portfolio manager with BlackRock.® Prior to joining BlackRock in 2006, Mr. Russo was a Director of MLIM from 2004 to 2006, and was a Vice President there from 1999 to 2004. He has been a member of the Funds’ management team since 2000. Mr. Russo has eleven years’ experience as a portfolio manager and trader. Ms. Jelilian is a Director of and portfolio manager with BlackRock.® Prior to joining BlackRock in 2006, Ms. Jelilian was a Director of MLIM from 1999 to 2006, and has been a member of the Funds’ management team since 2000. Ms. Jelilian has fourteen years’ experience in investing and in managing index investments.

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The Fund’s SAI provides additional information about the Portfolio Managers’ compensation, management of other accounts, and ownership of securities in the Fund.

MANAGEMENT FEES

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The Fund’s investment advisory contract provides for payment to the Manager of an annual investment advisory fee of 0.30% of the Fund’s average daily net assets. The Manager may voluntarily waive a portion of its fee or reimburse the Fund for certain operating expenses.

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A discussion of the Board’s review of the Fund’s investment advisory contract is available in the Fund’s Annual Report dated October 31, 2007.

Legal Proceedings

Since October 2003, Federated and related entities (collectively, “Federated”), and various Federated funds (“Funds”), have been named as defendants in several class action lawsuits now pending in the United States District Court for the District of Maryland. The lawsuits were purportedly filed on behalf of people who purchased, owned and/or redeemed shares of Federated-sponsored mutual funds during specified periods beginning November 1, 1998. The suits are generally similar in alleging that Federated engaged in illegal and improper trading practices including market timing and late trading in concert with certain institutional traders, which allegedly caused financial injury to the mutual fund shareholders. These lawsuits began to be filed shortly after Federated’s first public announcement that it had received requests for information on shareholder trading activities in the Funds from the SEC, the Office of the New York State Attorney General (“NYAG”), and other authorities. In that regard, on November 28, 2005, Federated announced that it had reached final settlements with the SEC and the NYAG with respect to those matters. Specifically, the SEC and NYAG settled proceedings against three Federated subsidiaries involving undisclosed market timing arrangements and late trading. The SEC made findings: that Federated Investment Management Company (“FIMC”), an SEC-registered investment adviser to various Funds, and Federated Securities Corp., an SEC-registered broker-dealer and distributor for the Funds, violated provisions of the Investment Advisers Act and Investment Company Act by approving, but not disclosing, three market timing arrangements, or the associated conflict of interest between FIMC and the funds involved in the arrangements, either to other fund shareholders or to the funds’ board; and that Federated Shareholder Services Company, formerly an SEC-registered transfer agent, failed to prevent a customer and a Federated employee from late trading in violation of provisions of the Investment Company Act. The NYAG found that such conduct violated provisions of New York State law. Federated entered into the settlements without admitting or denying the regulators’ findings. As Federated previously reported in 2004, it has already paid approximately $8.0 million to certain funds as determined by an independent consultant. As part of these settlements, Federated agreed to pay disgorgement and a civil money penalty in the aggregate amount of an additional $72 million and, among other things, agreed that it would not serve as investment adviser to any registered investment company unless: (i) at least 75% of the fund’s directors are independent of Federated; (ii) the chairman of each such fund is independent of Federated; (iii) no action may be taken by the fund’s board or any committee thereof unless approved by a majority of the independent trustees of the fund or committee, respectively; and (iv) the fund appoints a “senior officer” who reports to the independent trustees and is responsible for monitoring compliance by the fund with applicable laws and fiduciary duties and for managing the process by which management fees charged to a fund are approved. The settlements are described in Federated’s announcement which, along with previous press releases and related communications on those matters, is available in the “About Us” section of Federated’s website at FederatedInvestors.com.

Federated and various Funds have also been named as defendants in several additional lawsuits, the majority of which are now pending in the United States District Court for the Western District of Pennsylvania, alleging, among other things, excessive advisory and Rule 12b-1 fees.

The Board of the Funds has retained the law firm of Dickstein Shapiro LLP to represent the Funds in these lawsuits. Federated and the Funds, and their respective counsel, are reviewing the allegations and intend to defend this litigation. Additional lawsuits based upon similar allegations may be filed in the future. The potential impact of these lawsuits, all of which seek unquantified damages, attorneys’ fees, and expenses, and future potential similar suits is uncertain. Although we do not believe that these lawsuits will have a material adverse effect on the Funds, there can be no assurance that these suits, ongoing adverse publicity and/or other developments resulting from the regulatory investigations will not result in increased Fund redemptions, reduced sales of Fund shares, or other adverse consequences for the Funds.

Financial Information

FINANCIAL HIGHLIGHTS

The Financial Highlights will help you understand the Fund’s financial performance for its past five fiscal years. Some of the information is presented on a per Share basis. Total returns represent the rate an investor would have earned (or lost) on an investment in the Fund, assuming reinvestment of any dividends and capital gains.

This information has been audited by Ernst & Young LLP, an independent registered public accounting firm, whose report, along with the Fund’s audited financial statements, is included in the Annual Report.

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Financial Highlights

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(For a Share Outstanding Throughout Each Period)

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Year Ended October 31	2007	2006	2005	2004	2003

Net Asset Value, Beginning of Period	$27.30	$24.42	$22.88	$21.24	$17.93
Income From Investment Operations:
Net investment income	0.35	0.34	0.35	0.23	0.21
Net realized and unrealized gain on investments and futures contracts	3.12	3.40	1.54	1.65	3.32

TOTAL FROM INVESTMENT OPERATIONS	3.47	3.74	1.89	1.88	3.53

Less Distributions:
Distributions from net investment income	(0.36)	(0.34)	(0.35)	(0.24)	(0.22)
Distributions from net realized gain on investments and futures contracts	(2.00)	(0.52)	--	--	--

TOTAL DISTRIBUTIONS	(2.36)	(0.86)	(0.35)	(0.24)	(0.22)

Net Asset Value, End of Period	$28.41	$27.30	$24.42	$22.88	$21.24

Total Return[1]	13.78%	15.63%	8.27%	8.89%	19.84%

Ratios to Average Net Assets:

Net expenses	0.65%	0.65%	0.65%	0.65%	0.65%

Net investment income	1.33%	1.34%	1.45%	1.05%	1.14%

Expense waiver/reimbursement[2]	0.29%	0.29%	0.29%	0.28%	0.29%

Supplemental Data:

Net assets, end of period (000 omitted)	$490,722	$526,622	$526,555	$556,243	$605,437

Portfolio turnover	49%	42%	30%	19%	24%

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1 Based on net asset value, which does not reflect the sales charge, redemption fee, or contingent deferred sales charge, if applicable.

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2 This expense decrease is reflected in both the net expense and the net investment income ratios shown above.

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Further information about the Fund’s performance is contained in the Fund’s Annual Report, dated October 31, 2007, which can be obtained free of charge.

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Appendix A: Hypothetical Investment and Expense Information

The following chart provides additional hypothetical information about the effect of the Fund’s expenses, including investment advisory fees and other Fund costs, on the Fund’s assumed returns over a 10-year period. The chart shows the estimated expenses that would be incurred in respect of a hypothetical investment of $10,000, assuming a 5% return each year, and no redemption of Shares. The chart also assumes that the Fund’s annual expense ratio stays the same throughout the 10-year period and that all dividends and distributions are reinvested. The annual expense ratio used in the chart is the same as stated in the “Fees and Expenses” table of this Prospectus (and thus may not reflect any fee waiver or expense reimbursement currently in effect). The maximum amount of any sales charge that might be imposed on the purchase of Shares (and deducted from the hypothetical initial investment of $10,000; the “Front-End Sales Charge”) is reflected in the “Hypothetical Expenses” column. The hypothetical investment information does not reflect the effect of charges (if any) normally applicable to redemptions of Shares (e.g., deferred sales charges, redemption fees). Mutual fund returns, as well as fees and expenses, may fluctuate over time, and your actual investment returns and total expenses may be higher or lower than those shown below.

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FEDERATED MAX-CAP INDEX FUND - INSTITUTIONAL SERVICE SHARES
ANNUAL EXPENSE RATIO: 0.96%
MAXIMUM FRONT-END SALES CHARGE: NONE

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Year	Hypothetical Beginning Investment	Hypothetical Performance Earnings	Investment After Returns	Hypothetical Expenses	Hypothetical Ending Investment

1	$10,000.00	$500.00	$10,500.00	$97.94	$10,404.00

2	$10,404.00	$520.20	$10,924.20	$101.90	$10,824.32

3	$10,824.32	$541.22	$11,365.54	$106.01	$11,261.62

4	$11,261.62	$563.08	$11,824.70	$110.30	$11,716.59

5	$11,716.59	$585.83	$12,302.42	$114.75	$12,189.94

6	$12,189.94	$609.50	$12,799.44	$119.39	$12,682.41

7	$12,682.41	$634.12	$13,316.53	$124.21	$13,194.78

8	$13,194.78	$659.74	$13,854.52	$129.23	$13,727.85

9	$13,727.85	$686.39	$14,414.24	$134.45	$14,282.46

10	$14,282.46	$714.12	$14,996.58	$139.88	$14,859.47

Cumulative		$6,014.20		$1,178.06

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A Statement of Additional Information (SAI) dated December 31, 2007, is incorporated by reference into this Prospectus. Additional information about the Fund and its investments is contained in the Fund’s SAI and Annual and Semi-Annual Reports to shareholders as they become available. The Annual Report’s Management’s Discussion of Fund Performance discusses market conditions and investment strategies that significantly affected the Fund’s performance during its last fiscal year. The SAI contains a description of the Fund’s policies and procedures with respect to the disclosure of its portfolio securities. To obtain the SAI, Annual Report, Semi-Annual Report and other information without charge, and to make inquiries, call your financial intermediary or the Fund at 1-800-341-7400.

These documents, as well as additional information about the Fund (including portfolio holdings, performance and distributions), are also available on Federated’s website at FederatedInvestors.com.

You can obtain information about the Fund (including the SAI) by writing to or visiting the SEC’s Public Reference Room in Washington, DC. You may also access Fund information from the EDGAR Database on the SEC’s website at www.sec.gov. You can purchase copies of this information by contacting the SEC by email at publicinfo@sec.gov or by writing to the SEC’s Public Reference Section, Washington, DC 20549-0102. Call 1-202-942-8090 for information on the Public Reference Room’s operations and copying fees.

Federated Investors
World-Class Investment Manager

Federated Max-Cap Index Fund
Federated Investors Funds
5800 Corporate Drive
Pittsburgh, PA 15237-7000

Contact us at FederatedInvestors.com
or call 1-800-341-7400.

Federated Securities Corp., Distributor

Investment Company Act File No. 811-6061

Federated is a registered mark of Federated Investors, Inc.
2007 ©Federated Investors, Inc.

Cusip 31420E403

0032104A-SS (12/07)

Federated Investors
World-Class Investment Manager

Federated Mid-Cap Index Fund

A Portfolio of Federated Index Trust

PROSPECTUS

December 31, 2007

A mutual fund seeking to provide investment results generally corresponding to the aggregate price and dividend performance of the publicly traded common stocks comprising the Standard & Poor’s MidCap 400 Index. The Fund is neither sponsored by nor affiliated with Standard & Poor’s.

As with all mutual funds, the Securities and Exchange Commission (SEC) has not approved or disapproved these securities or passed upon the adequacy of this Prospectus. Any representation to the contrary is a criminal offense.

Not FDIC Insured * May Lose Value * No Bank Guarantee

CONTENTS

Risk/Return Summary	1
What are the Fund’s Fees and Expenses?	5
What are the Fund’s Investment Strategies?	6
What are the Principal Securities in Which the Fund Invests?	7
What are the Specific Risks of Investing in the Fund?	11
What Do Shares Cost?	14
How is the Fund Sold?	16
Payments to Financial Intermediaries	16
How to Purchase Shares	18
How to Redeem and Exchange Shares	20
Account and Share Information	23
Who Manages the Fund?	27
Legal Proceedings	29
Financial Information	30
Appendix A: Hypothetical Investment and Expense Information	32

Risk/Return Summary

WHAT IS THE FUND’S INVESTMENT OBJECTIVE?

The Fund’s investment objective is to provide investment results generally corresponding to the aggregate price and dividend performance of the publicly-traded common stocks that comprise the mid-level stock capitalization sector of the United States equity market. While there is no assurance that the Fund will achieve its investment objective, it endeavors to do so by following the strategies and policies described in this Prospectus.

WHAT ARE THE FUND’S MAIN INVESTMENT STRATEGIES?

The Fund normally invests its assets primarily in common stocks included in the Standard & Poor’s MidCap 400 Index (S&P 400). The Fund may invest in derivative contracts to implement its investment strategies as more fully described in this Prospectus.

The Fund’s investment manager (Manager) has received an exemptive order from the SEC to permit the Trust and the Board of Trustees (the “Board”) to appoint and replace subadvisers for the Fund and to enter into and amend the Fund’s subadvisory agreements without further shareholder approval. See “Who Manages the Fund?”

WHAT ARE THE MAIN RISKS OF INVESTING IN THE FUND?

All mutual funds take investment risks. Therefore, it is possible to lose money by investing in the Fund. The primary factors that may reduce the Fund’s returns include:

  Stock Market Risks. The value of equity securities in the Fund’s portfolio will fluctuate and, as a result, the Fund’s Share price may decline suddenly or over a sustained period of time.
  Risks Related to Company Size. Because the smaller companies in which the Fund may invest may have unproven track records, a limited product or service base and limited access to capital, they may be more likely to fail than larger companies.
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  Leverage Risks. Leverage risk is created when an investment exposes the Fund to a level of risk that exceeds the amount invested. Changes in the value of such an investment magnify the Fund’s risk of loss and potential for gain.
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  Liquidity Risks. Equity securities that are not widely held may trade less frequently than more widely held securities. Liquidity risk also refers to the possibility that the Fund may not be able to sell a security or close out a derivative contract when it wants to. If this happens, the Fund will be required to continue to hold the security or keep the position open, and the Fund could incur losses.
  Sector Risks. Because the Fund may allocate relatively more assets to certain industry sectors than others, the Fund’s performance may be more susceptible to any developments that affect those sectors emphasized by the Fund.
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  Risks of Investing in Derivative Contracts and Hybrid Instruments. Derivative contracts and hybrid instruments involve risks different from, or possibly greater than, risks associated with investing directly in securities and other traditional investments. Specific risk issues related to the use of such contracts and instruments include valuation and tax issues, increased potential for losses and/or costs to the Fund, and a potential reduction in gains to the Fund. Each of these issues is described in greater detail in this Prospectus. Derivative contracts and hybrid instruments may also involve other risks described in this Prospectus or the Fund’s Statement of Additional Information (SAI), such as stock market, credit, liquidity and leverage risks.
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  Credit Risk. Credit risk includes the possibility that a party to a transaction involving the Fund will fail to meet its obligations.

The Shares offered by this Prospectus are not deposits or obligations of any bank, are not endorsed or guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other government agency.

Risk/Return Bar Chart and Table

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The performance information shown below will help you analyze the Fund’s investment risks in light of its historical returns. The bar chart shows the variability of the Fund’s total returns on a calendar year-by-year basis. The Average Annual Total Return table shows returns averaged over the stated periods, and includes comparative performance information. The Fund’s performance will fluctuate, and past performance (before and after taxes) is no guarantee of future results.

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The Fund’s Shares are sold without a sales charge (load). The total returns shown in the bar chart above are based upon net asset value.

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The Fund’s total return for the nine-month period from January 1, 2007 to September 30, 2007 was 10.71%.

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Within the period shown in the bar chart, the Fund’s highest quarterly return was 27.73% (quarter ended December 31, 1998). Its lowest quarterly return was (16.68)% (quarter ended September 30, 2001).

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Average Annual Total Return Table

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Return Before Taxes is shown. In addition, Return After Taxes is shown for the Fund to illustrate the effect of federal taxes on Fund returns. Actual after-tax returns depend on each investor’s personal tax situation, and are likely to differ from those shown. The table also shows returns for the S&P MidCap 400 Index (S&P 400), a broad based market capitalization-weighted index of common stocks representing all major industries in the mid-range of the U.S. stock market. Index returns do not reflect taxes, sales charges, expenses or other fees that the SEC requires to be reflected in the Fund’s performance. Indexes are unmanaged, and it is not possible to invest directly in an index.

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(For the Periods Ended December 31, 2006)

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	1 Year	5 Years	10 Years

Fund:

Return Before Taxes	9.85%	10.29%	12.73%

Return After Taxes on Distributions[1]	8.50%	9.53%	10.93%

Return After Taxes on Distributions and Sale of Fund Shares[1]	7.25%	8.75%	10.39%

S&P 400	10.32%	10.90%	13.48%

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1 After-tax returns are calculated using a standard set of assumptions. The stated returns assume the highest historical federal income and capital gains tax rates. Return After Taxes on Distributions assumes a continued investment in the Fund and shows the effect of taxes on Fund distributions. Return After Taxes on Distributions and Sale of Fund Shares assumes all Shares were redeemed at the end of each measurement period, and shows the effect of any taxable gain (or offsetting loss) on redemption, as well as the effects of taxes on Fund distributions. These after-tax returns do not reflect the effect of any applicable state and local taxes. After-tax returns are not relevant to investors holding Shares through tax-deferred programs, such as IRA or 401(k) plans.

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What are the Fund’s Fees and Expenses?

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FEDERATED MID-CAP INDEX FUND

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FEES AND EXPENSES

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This table describes the fees and expenses that you may pay if you buy and hold Shares of the Fund.

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Shareholder Fees
Fees Paid Directly From Your Investment
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	None
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, as applicable)	None
Maximum Sales Charge (Load) Imposed on Reinvested Dividends (and other Distributions) (as a percentage of offering price)	None
Redemption Fee (as a percentage of amount redeemed, if applicable)	None
Exchange Fee	None

Annual Fund Operating Expenses (Before Waiver and Reduction)[1]
Expenses That are Deducted From Fund Assets (as a percentage of average net assets)
Management Fee[2]	0.40%
Distribution (12b-1) Fee	None
Other Expenses[3]	0.32%
Total Direct Annual Fund Operating Expenses	0.72%

Acquired Fund Fees and Expenses[4]	0.01%

Total Annual Direct and Acquired Fund Operating Expenses[5]	0.73%

1 The percentages shown are based on expenses for the entire fiscal year ended October 31, 2007. However, the rate at which expenses are accrued during the fiscal year may not be constant and, at any particular point, may be greater or less than the stated average percentage. Although not obligated to do so, the Manager waived and the shareholder services provider did not charge certain amounts. These are shown below along with the net expenses the Fund actually paid for the fiscal year ended October 31, 2007.

Total Waiver and Reduction of Fund Expenses	0.23%
Total Actual Annual Direct and Acquired Fund Operating Expenses (after waiver and reduction)	0.50%

2 The Manager voluntarily waived a portion of the management fee. The Manager can terminate this voluntary waiver at any time. The management fee paid by the Fund (after the voluntary waiver) was 0.21% for the fiscal year ended October 31, 2007.

3 Includes a shareholder services fee/account administration fee which is used to compensate intermediaries for shareholder services or account administrative services. Also includes a recordkeeping fee which is used to compensate intermediaries for recordkeeping services. Please see “Payments to Financial Intermediaries” herein. The shareholder services provider did not charge, and therefore the Fund did not accrue, a portion of its fee. The shareholder services provider can terminate this reduction at any time. Total other expenses paid by the Fund (after the reduction) were 0.28% for the fiscal year ended October 31, 2007.

4 The Fund’s shareholders indirectly bear the expenses of the acquired funds in which the Fund invests. The Fund’s estimated indirect expenses from investing in the acquired funds is based upon the average allocation of the Fund’s investment in the acquired funds and upon the actual total operating expenses of the acquired funds (including any current waivers and expense limitations) for the fiscal year ended October 31, 2007. Actual acquired fund expenses incurred by the Fund may vary with changes in the allocation of the Fund assets among the acquired funds and with other events that directly affect the expenses of the acquired funds.

5 The manager and its affiliates have voluntarily agreed to waive their fees and/or reimburse expenses so that the total operating expenses (excluding Acquired Fund Fees and Expenses) paid by the Fund (after the voluntary waivers and reimbursements) will not exceed 0.49% for the fiscal year ending October 31, 2008. Although these actions are voluntary, the Manager and its affiliates have agreed not to terminate these waivers and/or reimbursements until after December 31, 2008.

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EXAMPLE

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This Example is intended to help you compare the cost of investing in the Fund’s Shares with the cost of investing in other mutual funds.

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The Example assumes that you invest $10,000 in the Fund’s Shares for the time periods indicated and then redeem all of your Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s Shares operating expenses are before waivers and reduction as shown in the table and remain the same. Although your actual costs and returns may be higher or lower, based on these assumptions your costs would be:

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1 Year	$75

3 Years	$233

5 Years	$406

10 Years	$906

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What are the Fund’s Investment Strategies?

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In pursuing its investment objective, the Fund normally invests its assets primarily in common stocks included in the S&P 400. As of September 30, 2007, the capitalization range of the issuers comprising the S&P 400 was $320.0 million to $12.0 billion. As of the same date, the weighted median market capitalization of the Fund was $2.61 billion. Market capitalization is determined by multiplying the number of outstanding shares of an issuer by the current market price per share. The Fund seeks to reduce the difference in the Fund’s portfolio performance relative to the S&P 400 (“tracking error”) by investing in a portfolio that seeks to replicate, as closely as possible, the composition of the S&P 400. The Fund attempts to achieve a 0.95 or better correlation between the performance of the Fund, before expenses, and that of the S&P 400. The Fund also may employ the following strategies to attempt to further reduce tracking error: (1) buying and selling securities after announced changes in the S&P 400 but before or after the effective date of the changes; (2) purchasing S&P 400 futures contracts in amounts approximating the cash held in the Fund’s portfolio; (3) purchasing domestically traded share classes of S&P 400 companies other than the share classes included in the S&P 400; and (4) lending the Fund’s securities to broker-dealers or other institutions to earn income for the Fund.

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Because the Fund refers to index investments in its name, it will notify shareholders at least 60 days in advance of any change in its investment policies that would enable the Fund to normally invest less than 80% of its assets in index investments.

What are the Principal Securities in Which the Fund Invests?

EQUITY SECURITIES

Equity securities represent a share of an issuer’s earnings and assets, after the issuer pays its liabilities. The Fund cannot predict the income it will receive from equity securities because issuers generally have discretion as to the payment of any dividends or distributions. However, equity securities offer greater potential for appreciation than many other types of securities, because their value increases directly with the value of the issuer’s business. The following describes the types of equity securities in which the Fund may invest:

Common Stocks

Common stocks are the most prevalent type of equity security. Common stocks receive the issuer’s earnings after the issuer pays its creditors and any preferred stockholders. As a result, changes in an issuer’s earnings directly influence the value of its common stock.

Convertible Securities

Convertible securities are fixed-income securities that the Fund has the option to exchange for equity securities at a specified conversion price. The option allows the Fund to realize additional returns if the market price of the equity securities exceeds the conversion price. For example, the Fund may hold fixed-income securities that are convertible into shares of common stock at a conversion price of $10 per share. If the market value of the shares of common stock reached $12, the Fund could realize an additional $2 per share by converting its fixed-income securities.

Convertible securities have lower yields than comparable fixed-income securities. In addition, at the time a convertible security is issued the conversion price exceeds the market value of the underlying equity securities. Thus, convertible securities may provide lower returns than non-convertible fixed-income securities or equity securities depending upon changes in the price of the underlying equity securities. However, convertible securities permit the Fund to realize some of the potential appreciation of the underlying equity securities with less risk of losing its initial investment.

DERIVATIVE CONTRACTS

Derivative contracts are financial instruments that require payments based upon changes in the values of designated securities, commodities, currencies, indices, or other assets or instruments including other derivative contracts, (each a “Reference Instrument” and collectively, “Reference Instruments”). Each party to a derivative contract is referred to as a counterparty. Some derivative contracts require payments relating to an actual, future trade involving the Reference Instrument. These types of derivatives are frequently referred to as “physically settled” derivatives. Other derivative contracts require payments relating to the income or returns from, or changes in the market value of, a Reference Instrument. These types of derivatives are known as “cash settled” derivatives, since they require cash payments in lieu of delivery of the Reference Instrument.

Many derivative contracts are traded on securities or commodities exchanges. In this case, the exchange sets all the terms of the contract except for the price. Investors make payments due under their contracts through the exchange. Most exchanges require investors to maintain margin accounts through their brokers to cover their potential obligations to the exchange. Parties to the contract make (or collect) daily payments to the margin accounts to reflect losses (or gains) in the value of their contracts. This protects investors against potential defaults by the counterparty. Trading contracts on an exchange also allows investors to close out their contracts by entering into offsetting contracts.

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The Fund may also trade derivative contracts over-the-counter (OTC) in transactions negotiated directly between the Fund and the counterparty. OTC contracts do not necessarily have standard terms, so they may be less liquid and more difficult to close out than exchange-traded contracts. In addition, OTC contracts with more specialized terms may be more difficult to value than exchange traded contracts, especially in times of financial stress.

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Depending on how the Fund uses derivative contracts and the relationships between the market value of a derivative contract and the Reference Instrument, derivative contracts may increase or decrease the Fund’s exposure to the risks of the Reference Instrument, and may also expose the fund to liquidity and leverage risks. OTC contracts also expose the Fund to credit risks in the event that a counterparty defaults on the contract.

Payment obligations arising in connection with derivative contracts are frequently required to be secured with collateral (in the case of OTC contracts) or margin (in the case of exchange-traded contracts, as previously noted).

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The Fund may invest in a derivative contract if it is permitted to own, invest in, or otherwise have economic exposure to the Reference Instrument. The Fund is not required to own a Reference Instrument in order to buy or sell a derivative contract relating to that Reference Instrument. The Fund may trade in the following specific types and/or combinations of derivative contracts:

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Futures Contracts

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Futures contracts provide for the future sale by one party and purchase by another party of a specified amount of a Reference Instrument at a specified price, date and time. Entering into a contract to buy a Reference Instrument is commonly referred to as buying a contract or holding a long position in the asset. Entering into a contract to sell a Reference Instrument is commonly referred to as selling a contract or holding a short position in the Reference Instrument. Futures contracts are considered to be commodity contracts. The Fund has claimed an exclusion from the definition of the term “commodity pool operator” under the Commodity Exchange Act and, therefore, is not subject to registration or regulation as a commodity pool operator under that Act. Futures contracts traded OTC are frequently referred to as forward contracts. The Fund can buy or sell financial futures (such as index futures and security futures).

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Option Contracts

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Option contracts (also called “options”) are rights to buy or sell a Reference Instrument for a specified price (the exercise price) during, or at the end of, a specified period. The seller (or writer) of the option receives a payment, or premium, from the buyer, which the writer keeps regardless of whether the buyer uses (or exercises) the option. A call option gives the holder (buyer) the right to buy the Reference Instrument from the seller (writer) of the option. A put option gives the holder the right to sell the Reference Instrument to the writer of the option. Options can trade on exchanges or in the OTC market and may be bought or sold on a wide variety of Reference Instruments. Options that are written on futures contracts will be subject to margin requirements similar to those applied to futures contracts.

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Swap Contracts

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A swap contract (also known as a “swap”) is a type of derivative contract in which two parties agree to pay each other (swap) the returns derived from Reference Instruments. Swaps do not always involve the delivery of the Reference Instruments by either party, and the parties might not own the Reference Instruments underlying the swap. The payments are usually made on a net basis so that, on any given day, the Fund would receive (or pay) only the amount by which its payment under the contract is less than (or exceeds) the amount of the other party’s payment. Swap agreements are sophisticated instruments that can take many different forms and are known by a variety of names.

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Common types of swaps in which the Fund may invest include total return swaps.

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HYBRID INSTRUMENTS

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Hybrid instruments combine elements of two different kinds of securities or financial instruments (such as a derivative contract). Frequently, the value of a hybrid instrument is determined by reference to changes in the value of a Reference Instrument (that is a designated security, commodity, currency, index, or other asset or instrument including a derivative contract). The Fund may use hybrid instruments only in connection with permissible investment activities. Hybrid instruments can take on many forms including, but not limited to, the following forms. First, a common form of a hybrid instrument combines elements of a derivative contract with those of another security (typically a fixed-income security). In this case all or a portion of the interest or principal payable on a hybrid security is determined by reference to changes in the price of a Reference Instrument. Second, a hybrid instrument may also combine elements of a fixed-income security and an equity security. Third, hybrid instruments may include convertible securities with conversion terms related to a Reference Instrument.

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Depending on the type and terms of the hybrid instrument, its risks may reflect a combination of the risks of investing in the Reference Instrument with the risks of investing in other securities, currencies, and derivative contracts. Thus, an investment in a hybrid instrument may entail significant risks in addition to those associated with traditional investments or the Reference Instrument. Hybrid instruments are also potentially more volatile than traditional securities or the Reference Instrument. Moreover, depending on the structure of the particular hybrid, it may expose the Fund to leverage risks or carry liquidity risks.

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ASSET SEGREGATION

In order to secure its obligations in connection with derivative contracts or special transactions, the Fund will either own the underlying assets, enter into offsetting transactions or set aside cash or readily marketable securities. This requirement may cause the Fund to miss favorable trading opportunities, due to a lack of sufficient cash or readily marketable securities. This requirement may also cause the Fund to realize losses on offsetting or terminated derivative contracts or special transactions.

Securities Lending

The Fund may lend portfolio securities to borrowers that the Manager deems creditworthy. In return, the Fund receives cash or liquid securities from the borrower as collateral. The borrower must furnish additional collateral if the market value of the loaned securities increases. Also, the borrower must pay the Fund the equivalent of any dividends or interest received on the loaned securities.

The Fund will reinvest cash collateral in securities that qualify as an acceptable investment for the Fund. However, the Fund must pay interest to the borrower for the use of cash collateral.

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Loans are subject to termination at the option of the Fund or the borrower. The Fund will not have the right to vote on securities while they are on loan. However, the Fund will attempt to terminate a loan in an effort to reacquire the securities in time to vote on matters that are deemed to be material by the Manager. There can be no assurance that the Fund will have sufficient notice of such matters to be able to terminate the loan in time to vote thereon. The Fund may pay administrative and custodial fees in connection with a loan and may pay a negotiated portion of the interest earned on the cash collateral to a securities lending agent or broker.

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Securities lending activities are subject to credit and leverage risks.

What are the Specific Risks of Investing in the Fund?

STOCK MARKET RISKS

The value of equity securities in the Fund’s portfolio will rise and fall. These fluctuations could be a sustained trend or a drastic movement. The Fund’s portfolio will reflect changes in prices of individual portfolio stocks or general changes in stock valuations. Consequently, the Fund’s Share price may decline. The Fund’s investment in stock index futures will be subject to the same risk.

RISKS RELATED TO COMPANY SIZE

Generally, the smaller the market capitalization of a company, the fewer the number of shares traded daily, the less liquid its stock and the more volatile its price. Market capitalization is determined by multiplying the number of its outstanding shares by the current market price per share.

Companies with smaller market capitalizations also tend to have unproven track records, a limited product or service base and limited access to capital. These factors also increase risks and make these companies more likely to fail than companies with larger market capitalizations.

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LEVERAGE RISKS

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Leverage risk is created when an investment exposes the Fund to a level of risk that exceeds the amount invested. Changes in the value of such an investment magnify the Fund’s risk of loss and potential for gain.

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Investments can have these same results if their returns are based on a multiple of a specified index, security, or other benchmark.

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LIQUIDITY RISKS

Trading opportunities are more limited for equity securities that are not widely held. This may make it more difficult to sell or buy a security at a favorable price or time. Consequently, the Fund may have to accept a lower price to sell a security, sell other securities to raise cash or give up an investment opportunity, any of which could have a negative effect on the Fund’s performance. Infrequent trading of securities may also lead to an increase in their price volatility.

Liquidity risk also refers to the possibility that the Fund may not be able to sell a security or close out a derivative contract when it wants to. If this happens, the Fund will be required to continue to hold the security or keep the position open, and the Fund could incur losses.

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OTC derivative contracts generally carry greater liquidity risk than exchange-traded contracts. This risk may be increased in times of financial stress, if the trading market for OTC derivative contracts becomes restricted.

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SECTOR RISKS

Companies with similar characteristics may be grouped together in broad categories called sectors. Sector risk is the possibility that a certain sector may underperform other sectors or the market as a whole. As the Manager allocates more of the Fund’s portfolio holdings to a particular sector, the Fund’s performance will be more susceptible to any economic, business or other developments which generally affect that sector.

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RISKS OF INVESTING IN DERIVATIVE CONTRACTS AND HYBRID INSTRUMENTS

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The Fund’s use of derivative contracts and hybrid instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments. First, changes in the value of the derivative contracts and hybrid instruments in which the Fund invests may not be correlated with changes in the value of the underlying Reference Instruments or, if they are correlated, may move in the opposite direction than originally anticipated. Second, while some strategies involving derivatives may reduce the risk of loss, they may also reduce potential gains or, in some cases, result in losses by offsetting favorable price movements in portfolio holdings. Third, there is a risk that derivative contracts and hybrid instruments may be erroneously priced or improperly valued and, as a result, the Fund may need to make increased cash payments to the counterparty. Fourth, derivative contracts and hybrid instruments may cause the Fund to realize increased ordinary income or short-term capital gains (which are treated as ordinary income for Federal income tax purposes) and, as a result, may increase taxable distributions to shareholders. Fifth, a common provision in OTC derivative contracts permits the counterparty to terminate any such contract between it and the Fund, if the value of the Fund’s total net assets declines below a specified level over a given time period. Factors that may contribute to such a decline (which usually must be substantial) include significant shareholder redemptions and/or a marked decrease in the market value of the Fund’s investments. Any such termination of the Fund’s OTC derivative contracts may adversely affect the Fund (for example, by increasing losses and/or costs, and/or preventing the Fund from fully implementing its investment strategies). Finally, derivative contracts and hybrid instruments may also involve other risks described in this Prospectus or in the Fund’s SAI, such as stock market, credit, liquidity and leverage risks.

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CREDIT RISKS

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Credit risk includes the possibility that a party to a transaction involving the Fund will fail to meet its obligations. This could cause the Fund to lose the benefit of the transaction or prevent the Fund from selling or buying other securities to implement its investment strategy.

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What Do Shares Cost?

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When the Fund receives your transaction request in proper form (as described in this prospectus), it is processed at the next calculated net asset value of a Share (NAV). A Share’s NAV is determined as of the end of regular trading on the New York Stock Exchange (NYSE) (normally 4:00 p.m. Eastern time) each day the NYSE is open. The Fund calculates the NAV by valuing its assets, subtracting its liabilities, and dividing the balance by the number of Shares outstanding. The Fund’s current NAV and public offering price may be found at FederatedInvestors.com and in the mutual funds section of certain newspapers under “Federated.” You can purchase, redeem or exchange Shares any day the NYSE is open. When the Fund holds securities that trade principally in foreign markets on days the NYSE is closed, the value of the Fund’s assets may change on days you cannot purchase or redeem Shares. This may also occur when the U.S. markets for fixed-income securities are open on a day the NYSE is closed.

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In calculating its NAV, the Fund generally values investments as follows:

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  Equity securities listed on an exchange or traded through a regulated market system are valued at their last reported sale price or official closing price in their principal exchange or market.
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  Derivative contracts listed on exchanges are valued at their reported settlement or closing price.
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  OTC derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Board of Trustees (Board).
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If the Fund cannot obtain a price or price evaluation from a pricing service for an investment, the Fund may attempt to value the investment based upon the mean of bid and asked quotations, or fair value the investment based on price evaluations, from one or more dealers. If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could purchase or sell an investment at the price used to calculate the Fund’s NAV.

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Shares of other mutual funds are valued based upon their reported NAVs. The prospectuses for these mutual funds.

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FAIR VALUATION AND SIGNIFICANT EVENTS PROCEDURES

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The Board has ultimate responsibility for determining the fair value of investments for which market quotations are not readily available. The Board has appointed a Valuation Committee comprised of officers of the Fund and of the Adviser to assist in this responsibility and in overseeing the calculation of the NAV. The Board has also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Board. The Board periodically reviews and approves the fair valuations made by the Valuation Committee and any changes made to the procedures. The Fund’s Statement of Additional Information (SAI) discusses the methods used by pricing services and the Valuation Committee to value investments.

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Using fair value to price investments may result in a value that is different from an investment’s most recent closing price and from the prices used by other mutual funds to calculate their NAVs. The Valuation Committee generally will not change an investment’s fair value in the absence of new information relating to the investment or its issuer such as changes in the issuer’s business or financial results, or relating to external market factors, such as trends in the market values of comparable securities. This may result in less frequent, and larger, changes in fair values as compared to prices based on market quotations or price evaluations from pricing services or dealers.

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The Board also has adopted procedures requiring an investment to be priced at its fair value whenever the Adviser determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment’s value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:

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  With respect to securities traded in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures or options contracts;
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  With respect to price evaluations of fixed-income securities determined before the close of regular trading on the NYSE, actions by the Federal Reserve Open Market Committee and other significant trends in U.S. fixed-income markets;
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  Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded; and
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  Announcements concerning matters such as acquisitions, recapitalizations, or litigation developments, or a natural disaster affecting the issuer’s operations or regulatory changes or market developments affecting the issuer’s industry.
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The Valuation Committee uses a pricing service to determine the fair value of securities traded principally in foreign markets when the Adviser determines that there has been a significant trend in the U.S. equity markets or in index futures trading. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Valuation Committee will determine the fair value of the investment using another method approved by the Board. The Board has ultimate responsibility for any fair valuations made in response to a significant event.

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The fair valuation of securities following a significant event can serve to reduce arbitrage opportunities for short-term traders to profit at the expense of long-term investors in the Fund. For example, such arbitrage opportunities may exist when the market on which portfolio securities are traded closes before the Fund calculates its NAV, which is typically the case with Asian and European markets. However, there is no assurance that these significant event procedures will prevent dilution of the NAV by short-term traders. See “Account and Share Information--Frequent Trading Policies” for other procedures the Fund employs to deter such short-term trading.

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How is the Fund Sold?

The Fund’s Distributor, Federated Securities Corp., markets the Shares described in this Prospectus to institutions acting on behalf of their customers or to individuals, directly or through financial intermediaries. Under the Distributor’s Contract with the Fund, the Distributor offers Shares on a continuous, best-efforts basis. The Distributor is a subsidiary of Federated Investors, Inc. (Federated).

Payments to Financial Intermediaries

The Fund and its affiliated service providers may pay fees as described below to financial intermediaries (such as broker-dealers, banks, investment advisers or third-party administrators) whose customers are shareholders of the Fund.

SERVICE FEES

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The Fund may pay Service Fees of up to 0.25% of average net assets to financial intermediaries or to Federated Shareholder Services Company (FSSC), a subsidiary of Federated, for providing services to shareholders and maintaining shareholder accounts. Intermediaries that receive Service Fees may include a company affiliated with management of Federated. If a financial intermediary receives Service Fees on an account, it is not eligible to also receive Account Administration Fees on that same account.

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ACCOUNT ADMINISTRATION FEES

The Fund may pay Account Administration Fees of up to 0.25% of average net assets to banks that are not registered as broker-dealers or investment advisers for providing administrative services to the Funds and shareholders. If a financial intermediary receives Account Administration Fees on an account, it is not eligible to also receive Service Fees or Recordkeeping Fees on that same account.

RECORDKEEPING FEES

The Fund may pay Recordkeeping Fees on an average net assets basis or on a per account per year basis to financial intermediaries for providing recordkeeping services to the Funds and shareholders. If a financial intermediary receives Recordkeeping Fees on an account, it is not eligible to also receive Account Administration Fees or Networking Fees on that same account.

NETWORKING FEES

The Fund may reimburse Networking Fees on a per account per year basis to financial intermediaries for providing administrative services to the Funds and shareholders on certain non-omnibus accounts. If a financial intermediary receives Networking Fees on an account, it is not eligible to also receive Recordkeeping Fees on that same account.

ADDITIONAL PAYMENTS TO FINANCIAL INTERMEDIARIES

The Distributor may pay out of its own resources amounts (including items of material value) to certain financial intermediaries that support the sale of Shares or provide services to Fund shareholders. The amounts of these payments could be significant, and may create an incentive for the financial intermediary or its employees or associated persons to recommend or sell Shares of the Fund to you. In some cases, such payments may be made by or funded from the resources of companies affiliated with the Distributor (including the Manager). These payments are not reflected in the fees and expenses listed in the fee table section of the Fund’s prospectus and described above because they are not paid by the Fund.

These payments are negotiated and may be based on such factors as the number or value of Shares that the financial intermediary sells or may sell; the value of client assets invested; or the type and nature of services or support furnished by the financial intermediary. These payments may be in addition to payments made by the Fund to the financial intermediary under a Service Fees arrangement. In connection with these payments, the financial intermediary may elevate the prominence or profile of the Fund and/or other Federated funds within the financial intermediary’s organization by, for example, placement on a list of preferred or recommended funds, and/or granting the Distributor preferential or enhanced opportunities to promote the funds in various ways within the financial intermediary’s organization. You can ask your financial intermediary for information about any payments it receives from the Distributor or the Fund and any services provided.

How to Purchase Shares

You may purchase Shares through a financial intermediary, directly from the Fund or through an exchange from another Federated fund. The Fund reserves the right to reject any request to purchase or exchange Shares.

The required minimum initial investment for Fund Shares is $25,000. There is no required minimum subsequent investment amount.

An account may be opened with a smaller amount as long as the $25,000 minimum is reached within 90 days. An institutional investor’s minimum investment is calculated by combining all accounts it maintains with the Fund. Accounts established through financial intermediaries may be subject to a smaller minimum investment amount. Keep in mind that financial intermediaries may charge you fees for their services in connection with your Share transactions.

THROUGH A FINANCIAL INTERMEDIARY

  Establish an account with the financial intermediary; and
  Submit your purchase order to the financial intermediary before the end of regular trading on the NYSE (normally 4:00 p.m. Eastern time). You will receive the next calculated NAV if the financial intermediary forwards the order to the Fund on the same day and the Fund receives payment within one business day. You will become the owner of Shares and receive dividends when the Fund receives your payment.

Financial intermediaries should send payments according to the instructions in the sections “By Wire” or “By Check.”

DIRECTLY FROM THE FUND

  Establish your account with the Fund by submitting a completed New Account Form; and
  Send your payment to the Fund by Federal Reserve wire or check.

You will become the owner of Shares and your Shares will be priced at the next calculated NAV after the Fund receives your wire or your check. If your check does not clear, your purchase will be canceled and you could be liable for any losses or fees incurred by the Fund or State Street Bank and Trust Company, the Fund’s transfer agent.

An institution may establish an account and place an order by calling the Fund and the Shares will be priced at the next calculated NAV after the Fund receives the order.

By Wire

Send your wire to:

State Street Bank and Trust Company
Boston, MA
Dollar Amount of Wire
ABA Number 011000028
Attention: EDGEWIRE
Wire Order Number, Dealer Number or Group Number
Nominee/Institution Name
Fund Name and Number and Account Number

You cannot purchase Shares by wire on holidays when wire transfers are restricted.

By Check

Make your check payable to The Federated Funds, note your account number on the check, and send it to:

The Federated Funds
P.O. Box 8600
Boston, MA 02266-8600

If you send your check by a private courier or overnight delivery service that requires a street address, send it to:

The Federated Funds
30 Dan Road
Canton, MA 02021

Payment should be made in U.S. dollars and drawn on a U.S. bank. The Fund reserves the right to reject any purchase request. For example, to protect against check fraud the Fund may reject any purchase request involving a check that is not made payable to The Federated Funds (including, but not limited to, requests to purchase Shares using third-party checks), or involving temporary checks or credit card checks.

THROUGH AN EXCHANGE

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You may purchase Shares through an exchange from any Federated fund or share class that does not have a stated sales charge or contingent deferred sales charge, except Liberty U.S. Government Money Market Trust and Class K Shares. You must meet the minimum initial investment requirement for purchasing Shares (if applicable) and both accounts must have identical registrations.

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BY SYSTEMATIC INVESTMENT PROGRAM (SIP)

Once you have opened an account, you may automatically purchase additional Shares on a regular basis by completing the SIP section of the New Account Form or by contacting the Fund or your financial intermediary. The minimum investment amount for SIPs is $50.

BY AUTOMATED CLEARING HOUSE (ACH)

Once you have opened an account, you may purchase additional Shares through a depository institution that is an ACH member. This purchase option can be established by completing the appropriate sections of the New Account Form.

How to Redeem and Exchange Shares

You should redeem or exchange Shares:

  through a financial intermediary if you purchased Shares through a financial intermediary; or
  directly from the Fund if you purchased Shares directly from the Fund.

Shares of the Fund may be redeemed for cash or exchanged for shares of the same class of other Federated funds on days on which the Fund computes its NAV. Redemption requests may be made by telephone or in writing.

THROUGH A FINANCIAL INTERMEDIARY

Submit your redemption or exchange request to your financial intermediary by the end of regular trading on the NYSE (normally 4:00 p.m. Eastern time). The redemption amount you will receive is based upon the next calculated NAV after the Fund receives the order from your financial intermediary.

DIRECTLY FROM THE FUND

By Telephone

You may redeem or exchange Shares by simply calling the Fund at 1-800-341-7400.

If you call before the end of regular trading on the NYSE (normally 4:00 p.m. Eastern time), you will receive a redemption amount based on that day’s NAV.

By Mail

You may redeem or exchange Shares by sending a written request to the Fund.

You will receive a redemption amount based on the next calculated NAV after the Fund receives your written request in proper form.

Send requests by mail to:

The Federated Funds
P.O. Box 8600
Boston, MA 02266-8600

Send requests by private courier or overnight delivery service to:

The Federated Funds
30 Dan Road
Canton, MA 02021

All requests must include:

  Fund Name and Share Class, account number and account registration;
  amount to be redeemed or exchanged;
  signatures of all shareholders exactly as registered; and
  if exchanging, the Fund Name and Share Class, account number and account registration into which you are exchanging.

Call your financial intermediary or the Fund if you need special instructions.

Signature Guarantees

Signatures must be guaranteed by a financial institution which is a participant in a Medallion signature guarantee program if:

  your redemption will be sent to an address other than the address of record;
  your redemption will be sent to an address of record that was changed within the last 30 days;
  a redemption is payable to someone other than the shareholder(s) of record; or

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  exchanging (transferring) into another fund with a different shareholder registration.

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A Medallion signature guarantee is designed to protect your account from fraud. Obtain a Medallion signature guarantee from a bank or trust company, savings association, credit union or broker, dealer, or securities exchange member. A notary public cannot provide a signature guarantee.

PAYMENT METHODS FOR REDEMPTIONS

Your redemption proceeds will be mailed by check to your address of record. The following payment options are available if you complete the appropriate section of the New Account Form or an Account Service Options Form. These payment options require a signature guarantee if they were not established when the account was opened:

  an electronic transfer to your account at a financial institution that is an ACH member; or
  wire payment to your account at a domestic commercial bank that is a Federal Reserve System member.

Redemption in Kind

Although the Fund intends to pay Share redemptions in cash, it reserves the right to pay the redemption price in whole or in part by a distribution of the Fund’s portfolio securities.

LIMITATIONS ON REDEMPTION PROCEEDS

Redemption proceeds normally are wired or mailed within one business day after receiving a request in proper form. Payment may be delayed for up to seven days:

  to allow your purchase to clear (as discussed below);
  during periods of market volatility;
  when a shareholder’s trade activity or amount adversely impacts the Fund’s ability to manage its assets; or
  during any period when the Federal Reserve wire or applicable Federal Reserve banks are closed, other than customary weekend and holiday closings.

If you request a redemption of Shares recently purchased by check (including a cashier’s check or certified check), money order, bank draft or ACH, your redemption proceeds may not be made available up to seven calendar days to allow the Fund to collect payment on the instrument used to purchase such Shares. If the purchase instrument does not clear, your purchase order will be canceled and you will be responsible for any losses incurred by the Fund as a result of your canceled order.

In addition, the right of redemption may be suspended, or the payment of proceeds may be delayed, during any period:

  when the NYSE is closed, other than customary weekend and holiday closings;
  when trading on the NYSE is restricted, as determined by the SEC; or
  in which an emergency exists, as determined by the SEC, so that disposal of the Fund’s investments or determination of its NAV is not reasonably practicable.

You will not accrue interest or dividends on uncashed redemption checks from the Fund if those checks are undeliverable and returned to the Fund.

EXCHANGE PRIVILEGE

You may exchange Shares of the Fund for shares of any Federated fund or share class that does not have a stated sales charge or contingent deferred sales charge, except Liberty U.S. Government Money Market Trust and Class K Shares. To do this, you must:

  ensure that the account registrations are identical;
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  meet any applicable minimum initial investment requirements; and
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  receive a prospectus for the fund into which you wish to exchange.

An exchange is treated as a redemption and a subsequent purchase, and is a taxable transaction.

The Fund may modify or terminate the exchange privilege at any time. In addition, the Fund may terminate your exchange privilege if your exchange activity is found to be excessive under the Fund’s frequent trading policies. See “Account and Share Information--Frequent Trading Policies.”

ADDITIONAL CONDITIONS

Telephone Transactions

The Fund will record your telephone instructions. If the Fund does not follow reasonable procedures, it may be liable for losses due to unauthorized or fraudulent telephone instructions.

Share Certificates

The Fund no longer issues share certificates. If you are redeeming or exchanging Shares represented by certificates previously issued by the Fund, you must return the certificates with your written redemption or exchange request. For your protection, send your certificates by registered or certified mail, but do not endorse them.

Account and Share Information

CONFIRMATIONS AND ACCOUNT STATEMENTS

You will receive confirmation of purchases, redemptions and exchanges. In addition, you will receive periodic statements reporting all account activity, including dividends and capital gains paid.

DIVIDENDS AND CAPITAL GAINS

The Fund declares and pays any dividends quarterly to shareholders. Dividends are paid to all shareholders invested in the Fund on the record date. The record date is the date on which a shareholder must officially own Shares in order to earn a dividend.

In addition, the Fund pays any capital gains at least annually. Your dividends and capital gains distributions will be automatically reinvested in additional Shares without a sales charge, unless you elect cash payments. Dividends may also be reinvested without sales charges in shares of any class of any other Federated fund of which you are already a shareholder.

If you have elected to receive dividends and/or capital gain distributions in cash, and your check is returned by the postal or other delivery service as “undeliverable,” or you do not respond to mailings from Federated with regard to uncashed distribution checks, your distribution option will automatically be converted to having all dividends and capital gains reinvested in additional shares. No interest will accrue on amounts represented by uncashed distribution checks.

If you purchase Shares just before the record date for a dividend or capital gain distribution, you will pay the full price for the Shares and then receive a portion of the price back in the form of a taxable distribution, whether or not you reinvest the distribution in Shares. Therefore, you should consider the tax implications of purchasing Shares shortly before the record date for a dividend or capital gain. Contact your financial intermediary or the Fund for information concerning when dividends and capital gains will be paid.

ACCOUNTS WITH LOW BALANCES

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Due to the high cost of maintaining accounts with low balances, accounts may be closed if redemptions or exchanges cause the account balance to fall below $25,000. Before an account is closed, you will be notified and allowed at least 30 days to purchase additional Shares to meet the minimum.

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TAX INFORMATION

The Fund sends an annual statement of your account activity to assist you in completing your federal, state and local tax returns. Fund distributions of dividends and capital gains are taxable to you whether paid in cash or reinvested in the Fund. Dividends are taxable at different rates depending on the source of dividend income. Capital gains are taxable at different rates depending upon the length of time the Fund holds its assets.

Fund distributions are expected to be both dividends and capital gains. Redemptions and exchanges are taxable sales. Please consult your tax adviser regarding your federal, state, and local tax liability.

FREQUENT TRADING POLICIES

Frequent or short-term trading into and out of the Fund can have adverse consequences for the Fund and shareholders who use the Fund as a long-term investment vehicle. Such trading in significant amounts can disrupt the Fund’s investment strategies (e.g., by requiring it to sell investments at inopportune times or maintain excessive short-term or cash positions to support redemptions), increase brokerage and administrative costs and affect the timing and amount of taxable gains distributed by the Fund. Investors engaged in such trading may also seek to profit by anticipating changes in the Fund’s NAV in advance of the time as of which NAV is calculated.

The Fund’s Board has approved policies and procedures intended to discourage excessive frequent or short-term trading of the Fund’s Shares. The Fund monitors trading in Fund Shares in an effort to identify disruptive trading activity. The Fund monitors trades into and out of the Fund within a period of 30 days or less. The size of Share transactions subject to monitoring varies. However, where it is determined that a shareholder has exceeded the detection amounts twice within a period of twelve months, the shareholder will be precluded from making further purchases or exchanges of Fund Shares. The Fund may also monitor trades into and out of the Fund over periods longer than 30 days, and if potentially disruptive trading activity is detected, the shareholder will be precluded from making further purchases or exchanges of Fund Shares. Whether or not the specific monitoring limits are exceeded, the Fund’s management or the Manager may determine from the amount, frequency or pattern of purchases and redemptions or exchanges that a shareholder is engaged in excessive trading that is or could be detrimental to the Fund and other shareholders and may preclude the shareholder from making further purchases or exchanges of Fund Shares. No matter how the Fund defines its limits on frequent trading of Fund Shares, other purchases and sales of Fund Shares may have adverse effects on the management of the Fund’s portfolio and its performance.

The Fund’s frequent trading restrictions do not apply to purchases and sales of Fund Shares by other Federated funds. These funds impose the same frequent trading restrictions as the Fund at their shareholder level. In addition, allocation changes of the investing Federated fund are monitored, and the managers of the recipient fund must determine that there is no disruption to their management activity. The intent of this exception is to allow investing fund managers to accommodate cash flows that result from non-abusive trading in the investing fund, without being stopped from such trading because the aggregate of such trades exceeds the monitoring limits. Nonetheless, as with any trading in Fund Shares, purchases and redemptions of Fund Shares by other Federated funds could adversely affect the management of the Fund’s portfolio and its performance.

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The Fund’s objective is that its restrictions on short-term trading should apply to all shareholders that are subject to the restrictions, regardless of the number or type of accounts in which Shares are held. However, the Fund anticipates that limitations on its ability to identify trading activity to specific shareholders, including where shares are held through intermediaries in multiple or omnibus accounts, will mean that these restrictions may not be able to be applied uniformly in all cases.

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PORTFOLIO HOLDINGS INFORMATION

Information concerning the Fund’s portfolio holdings is available in the “Products” section of Federated’s website at FederatedInvestors.com. A complete listing of the Fund’s portfolio holdings as of the end of each calendar quarter is posted on the website 30 days (or the next business day) after the end of the quarter and remains posted until replaced by the information for the succeeding quarter. Summary portfolio composition information as of the close of each month is posted on the website 15 days (or the next business day) after month-end and remains until replaced by the information for the succeeding month. The summary portfolio composition information may include identification of the Fund’s top ten holdings and a percentage breakdown of the portfolio by sector.

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To access this information from the “Products” section of the website, click on the “Portfolio Holdings” link under “Related Information” and select the appropriate link opposite the name of the Fund, or select the name of the Fund, and from the Fund’s page click on the “Portfolio Holdings” or “Composition” link.

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You may also access portfolio information as of the end of the Fund’s fiscal quarters from the “Products” section of the website. The Fund’s annual and semi-annual reports, which contain complete listings of the Fund’s portfolio holdings as of the end of the Fund’s second and fourth fiscal quarters, may be accessed by selecting the “Prospectuses and Regulatory Reports” link under “Related Information” and selecting the link to the appropriate PDF. Complete listings of the Fund’s portfolio holdings as of the end of the Fund’s first and third fiscal quarters may be accessed by selecting “Portfolio Holdings” from the “Products” section and then selecting the appropriate link opposite the name of the Fund. Fiscal quarter information is made available on the website within 70 days after the end of the fiscal quarter. This information is also available in reports filed with the SEC at the SEC’s website at www.sec.gov.

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Who Manages the Fund?

The Board governs the Fund. The Board selects and oversees the Manager, Federated Equity Management Company of Pennsylvania. The Manager, in turn, oversees the management of the Fund’s assets by the subadviser, BlackRock Investment Management, LLC (BlackRock or the “Subadviser”). BlackRock began managing the portfolio as of the close of business September 29, 2006.

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BlackRock is a wholly owned subsidiary of BlackRock, Inc. On September 29, 2006, BlackRock, Inc. consummated a transaction with Merrill Lynch & Co., Inc. whereby Merrill Lynch & Co., Inc.’s investment management business combined with that of BlackRock to create a new independent company that is one of the world’s largest asset management firms with approximately $1.3 trillion in assets under management. The combined company has approximately 5,100 employees in 19 countries.

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Federated Advisory Services Company (FASC), an affiliate of the Manager, provides research, quantitative analysis, equity trading and transaction settlement and certain support services to the Manager. The fee for these services is paid by the Manager and not by the Fund. The Manager’s responsibilities include selecting the Subadviser and the continued review and evaluation of the Subadviser’s performance. The address of the Manager and FASC is Federated Investors Tower, 1001 Liberty Avenue, Pittsburgh, PA 15222-3779.

The Manager has delegated daily management of all of the Fund assets to BlackRock, who is paid by the Manager and not by the Fund. The Subadviser has complete discretion, subject to the Manager’s oversight, to purchase and sell portfolio securities for the Fund. The Subadviser’s address is P.O. Box 9011, Princeton, NJ 08543-9011.

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The Manager and other subsidiaries of Federated advise approximately 136 equity, fixed-income, and money market mutual funds as well as a variety of customized separately managed accounts, which totaled approximately $237 billion in assets as of December 31, 2006. Federated was established in 1955 and is one of the largest investment managers in the United States with approximately 1,305 employees. Federated provides investment products to more than 5,500 investment professionals and institutions.

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PORTFOLIO MANAGEMENT INFORMATION

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Debra L. Jelilian, Jeffrey L. Russo, CFA

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Subject to the oversight of the Manager, BlackRock Investment Management’s Quantitative Index Management Team is responsible for the day-to-day management of the Fund. The Fund is managed by Debra L. Jelilian and Jeffrey L. Russo, CFA, who are members of the Quantitative Index Management Team. The team is jointly responsible for the day-to-day management of the Fund’s portfolio. Mr. Russo is a Director of and portfolio manager with BlackRock.® Prior to joining BlackRock in 2006, Mr. Russo was a Director of MLIM from 2004 to 2006, and was a Vice President there from 1999 to 2004. He has been a member of the Funds’ management team since 2000. Mr. Russo has eleven years’ experience as a portfolio manager and trader. Ms. Jelilian is a Director of and portfolio manager with BlackRock.® Prior to joining BlackRock in 2006, Ms. Jelilian was a Director of MLIM from 1999 to 2006, and has been a member of the Funds’ management team since 2000. Ms. Jelilian has fourteen years’ experience in investing and in managing index investments.

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The Fund’s SAI provides additional information about the Portfolio Managers’ compensation, management of other accounts, and ownership of securities in the Fund.

MANAGEMENT FEES

The Manager receives an annual management fee of 0.40% of the Fund’s average daily net assets. The Manager may voluntarily waive a portion of its fee or reimburse the Fund for certain operating expenses.

A discussion of the Board’s review of the Fund’s investment management contract is available in the Fund’s Annual Report dated October 31, 2007.

Legal Proceedings

Since October 2003, Federated and related entities (collectively, “Federated”), and various Federated funds (“Funds”), have been named as defendants in several class action lawsuits now pending in the United States District Court for the District of Maryland. The lawsuits were purportedly filed on behalf of people who purchased, owned and/or redeemed shares of Federated-sponsored mutual funds during specified periods beginning November 1, 1998. The suits are generally similar in alleging that Federated engaged in illegal and improper trading practices including market timing and late trading in concert with certain institutional traders, which allegedly caused financial injury to the mutual fund shareholders. These lawsuits began to be filed shortly after Federated’s first public announcement that it had received requests for information on shareholder trading activities in the Funds from the SEC, the Office of the New York State Attorney General (“NYAG”), and other authorities. In that regard, on November 28, 2005, Federated announced that it had reached final settlements with the SEC and the NYAG with respect to those matters. Specifically, the SEC and NYAG settled proceedings against three Federated subsidiaries involving undisclosed market timing arrangements and late trading. The SEC made findings: that Federated Investment Management Company (“FIMC”), an SEC-registered investment adviser to various Funds, and Federated Securities Corp., an SEC-registered broker-dealer and distributor for the Funds, violated provisions of the Investment Advisers Act and Investment Company Act by approving, but not disclosing, three market timing arrangements, or the associated conflict of interest between FIMC and the funds involved in the arrangements, either to other fund shareholders or to the funds’ board; and that Federated Shareholder Services Company, formerly an SEC-registered transfer agent, failed to prevent a customer and a Federated employee from late trading in violation of provisions of the Investment Company Act. The NYAG found that such conduct violated provisions of New York State law. Federated entered into the settlements without admitting or denying the regulators’ findings. As Federated previously reported in 2004, it has already paid approximately $8.0 million to certain funds as determined by an independent consultant. As part of these settlements, Federated agreed to pay disgorgement and a civil money penalty in the aggregate amount of an additional $72 million and, among other things, agreed that it would not serve as investment adviser to any registered investment company unless: (i) at least 75% of the fund’s directors are independent of Federated; (ii) the chairman of each such fund is independent of Federated; (iii) no action may be taken by the fund’s board or any committee thereof unless approved by a majority of the independent trustees of the fund or committee, respectively; and (iv) the fund appoints a “senior officer” who reports to the independent trustees and is responsible for monitoring compliance by the fund with applicable laws and fiduciary duties and for managing the process by which management fees charged to a fund are approved. The settlements are described in Federated’s announcement which, along with previous press releases and related communications on those matters, is available in the “About Us” section of Federated’s website at FederatedInvestors.com.

Federated and various Funds have also been named as defendants in several additional lawsuits, the majority of which are now pending in the United States District Court for the Western District of Pennsylvania, alleging, among other things, excessive advisory and Rule 12b-1 fees.

The Board of the Funds has retained the law firm of Dickstein Shapiro LLP to represent the Funds in these lawsuits. Federated and the Funds, and their respective counsel, are reviewing the allegations and intend to defend this litigation. Additional lawsuits based upon similar allegations may be filed in the future. The potential impact of these lawsuits, all of which seek unquantified damages, attorneys’ fees, and expenses, and future potential similar suits is uncertain. Although we do not believe that these lawsuits will have a material adverse effect on the Funds, there can be no assurance that these suits, ongoing adverse publicity and/or other developments resulting from the regulatory investigations will not result in increased Fund redemptions, reduced sales of Fund shares, or other adverse consequences for the Funds.

Financial Information

FINANCIAL HIGHLIGHTS

The Financial Highlights will help you understand the Fund’s financial performance for its past five fiscal years. Some of the information is presented on a per Share basis. Total returns represent the rate an investor would have earned (or lost) on an investment in the Fund, assuming reinvestment of any dividends and capital gains.

This information has been audited by Ernst & Young LLP, an independent registered public accounting firm, whose report, along with the Fund’s audited financial statements, is included in the Annual Report.

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Financial Highlights

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(For a Share Outstanding Throughout Each Period)

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Year Ended October 31	2007	2006	2005	2004	2003

Net Asset Value, Beginning of Period	$23.49	$22.19	$19.84	$18.22	$14.11
Income From Investment Operations:
Net investment income	0.34	0.30	0.22	0.13	0.10
Net realized and unrealized gain on investments and futures contracts	3.37	2.48	3.09	1.75	4.12

TOTAL FROM INVESTMENT OPERATIONS	3.71	2.78	3.31	1.88	4.22

Less Distributions:
Distributions from net investment income	(0.35)	(0.32)	(0.19)	(0.12)	(0.11)
Distributions from net realized gain on investments and futures contracts	(1.06)	(1.16)	(0.77)	(0.14)	--

TOTAL DISTRIBUTIONS	(1.41)	(1.48)	(0.96)	(0.26)	(0.11)

Net Asset Value, End of Period	$25.79	$23.49	$22.19	$19.84	$18.22

Total Return[1]	16.59%	12.91%	17.09%	10.38%	30.04%

Ratios to Average Net Assets:

Net expenses	0.49%	0.49%	0.49%	0.49%	0.49%

Net investment income	1.41%	1.33%	1.06%	0.69%	0.69%

Expense waiver/reimbursement[2]	0.19%	0.21%	0.20%	0.27%	0.26%

Supplemental Data:

Net assets, end of period (000 omitted)	$1,257,048	$1,202,627	$889,064	$708,296	$564,618

Portfolio turnover	17%	13%	14%	16%	11%

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1 Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable.

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2 This expense decrease is reflected in both the net expense and the net investment income ratios shown above.

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Further information about the Fund’s performance is contained in the Fund’s Annual Report, dated October 31, 2007, which can be obtained free of charge.

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Appendix A: Hypothetical Investment and Expense Information

The following chart provides additional hypothetical information about the effect of the Fund’s expenses, including investment advisory fees and other Fund costs, on the Fund’s assumed returns over a 10-year period. The chart shows the estimated expenses that would be incurred in respect of a hypothetical investment of $10,000, assuming a 5% return each year, and no redemption of Shares. The chart also assumes that the Fund’s annual expense ratio stays the same throughout the 10-year period and that all dividends and distributions are reinvested. The annual expense ratio used in the chart is the same as stated in the “Fees and Expenses” table of this Prospectus (and thus may not reflect any fee waiver or expense reimbursement currently in effect). The maximum amount of any sales charge that might be imposed on the purchase of Shares (and deducted from the hypothetical initial investment of $10,000; the “Front-End Sales Charge”) is reflected in the “Hypothetical Expenses” column. The hypothetical investment information does not reflect the effect of charges (if any) normally applicable to redemptions of Shares (e.g., deferred sales charges, redemption fees). Mutual fund returns, as well as fees and expenses, may fluctuate over time, and your actual investment returns and total expenses may be higher or lower than those shown below.

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FEDERATED MID-CAP INDEX FUND
ANNUAL EXPENSE RATIO: 0.73%
MAXIMUM FRONT-END SALES CHARGE: NONE

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Year	Hypothetical Beginning Investment	Hypothetical Performance Earnings	Investment After Returns	Hypothetical Expenses	Hypothetical Ending Investment

1	$10,000.00	$500.00	$10,500.00	$74.56	$10,427.00

2	$10,427.00	$521.35	$10,948.35	$77.74	$10,872.23

3	$10,872.23	$543.61	$11,415.84	$81.06	$11,336.47

4	$11,336.47	$566.82	$11,903.29	$84.52	$11,820.54

5	$11,820.54	$591.03	$12,411.57	$88.13	$12,325.28

6	$12,325.28	$616.26	$12,941.54	$91.90	$12,851.57

7	$12,851.57	$642.58	$13,494.15	$95.82	$13,400.33

8	$13,400.33	$670.02	$14,070.35	$99.91	$13,972.52

9	$13,972.52	$698.63	$14,671.15	$104.18	$14,569.15

10	$14,569.15	$728.46	$15,297.61	$108.63	$15,191.25

Cumulative		$6,078.76		$906.45

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A Statement of Additional Information (SAI) dated December 31, 2007, is incorporated by reference into this Prospectus. Additional information about the Fund and its investments is contained in the Fund’s SAI and Annual and Semi-Annual Reports to shareholders as they become available. The Annual Report’s Management’s Discussion of Fund Performance discusses market conditions and investment strategies that significantly affected the Fund’s performance during its last fiscal year. The SAI contains a description of the Fund’s policies and procedures with respect to the disclosure of its portfolio securities. To obtain the SAI, Annual Report, Semi-Annual Report and other information without charge, and to make inquiries, call your financial intermediary or the Fund at 1-800-341-7400.

These documents, as well as additional information about the Fund (including portfolio holdings, performance and distributions), are also available on Federated’s website at FederatedInvestors.com.

You can obtain information about the Fund (including the SAI) by writing to or visiting the SEC’s Public Reference Room in Washington, DC. You may also access Fund information from the EDGAR Database on the SEC’s website at www.sec.gov. You can purchase copies of this information by contacting the SEC by email at publicinfo@sec.gov or by writing to the SEC’s Public Reference Section, Washington, DC 20549-0102. Call 1-202-942-8090 for information on the Public Reference Room’s operations and copying fees.

Federated Investors
World-Class Investment Manager

Federated Mid-Cap Index Fund
Federated Investors Funds
5800 Corporate Drive
Pittsburgh, PA 15237-7000

Contact us at FederatedInvestors.com
or call 1-800-341-7400.

Federated Securities Corp., Distributor

Investment Company Act File No. 811-6061

Federated is a registered mark of Federated Investors, Inc.
2007 ©Federated Investors, Inc.

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Cusip 31420E205

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2062304A (12/07)

Federated Investors
World-Class Investment Manager

Federated Mini-Cap Index Fund

A Portfolio of Federated Index Trust

PROSPECTUS

December 31, 2007

CLASS C SHARES

A mutual fund seeking to provide investment results that correspond to the aggregate price and dividend performance of publicly-traded common stocks comprising the Russell 2000® Index (Index).

The Fund is neither affiliated with nor promoted, sponsored or endorsed by the Frank Russell Company. Frank Russell’s only relationship to the Fund is the licensing of the use of the Index. Frank Russell Company is the owner of the trademarks and copyrights relating to the Index. The Russell 2000® Index is a trademark/service mark of the Frank Russell Company. Russell™ is a trademark of the Frank Russell Company. Frank Russell Company is not responsible for and has not reviewed the Fund or any associated literature or publications and Frank Russell Company makes no representation or warranty, express or implied, as to their accuracy, or completeness, or otherwise.

As with all mutual funds, the Securities and Exchange Commission (SEC) has not approved or disapproved these securities or passed upon the adequacy of this prospectus. Any representation to the contrary is a criminal offense.

Not FDIC Insured * May Lose Value * No Bank Guarantee

CONTENTS

Risk/Return Summary	1
What are the Fund’s Fees and Expenses?	5
What are the Fund’s Investment Strategies?	6
What are the Principal Securities in Which the Fund Invests?	7
What are the Specific Risks of Investing in the Fund?	11
What Do Shares Cost?	13
How is the Fund Sold?	17
Payments to Financial Intermediaries	17
How to Purchase Shares	19
How to Redeem and Exchange Shares	21
Account and Share Information	25
Who Manages the Fund?	27
Legal Proceedings	29
Financial Information	30
Appendix A: Hypothetical Investment and Expense Information	32

Risk/Return Summary

WHAT IS THE FUND’S INVESTMENT OBJECTIVE?

The Fund’s investment objective is to provide investment results that correspond to the aggregate price and dividend performance of the approximately 2,000 publicly-traded common stocks that are ranked in terms of capitalization below the top 1,000 stocks that comprise the large and mid-range capitalization sector of the United States equity market. This group of stocks is known as the Russell 2000® Index (Index). While there is no assurance that the Fund will achieve its investment objective, it endeavors to do so by following the strategies and policies described in this prospectus.

WHAT ARE THE FUND’S MAIN INVESTMENT STRATEGIES?

The Fund normally invests its assets primarily in common stocks included in the Index. The Fund may invest in derivative contracts to implement its investment strategies as more fully described in this prospectus.

The Fund’s investment manager (Manager) has received an exemptive order from the SEC to permit the Trust and the Board of Trustees (the “Board”) to appoint and replace subadvisers for the Fund and to enter into and amend the Fund’s subadvisory agreements without further shareholder approval. See “Who Manages the Fund?”

WHAT ARE THE MAIN RISKS OF INVESTING IN THE FUND?

All mutual funds take investment risks. Therefore, it is possible to lose money by investing in the Fund. The primary factors that may reduce the Fund’s returns include:

  Stock Market Risks. The value of equity securities in the Fund’s portfolio will fluctuate and, as a result, the Fund’s share price may decline suddenly or over a sustained period of time.
  Risks Related to Company Size. Because the smaller companies in which the Fund may invest may have unproven track records, a limited product or service base and limited access to capital, they may be more likely to fail than larger companies.
  Liquidity Risks. Equity securities that are not widely held may trade less frequently than more widely held securities. Liquidity risk also refers to the possibility that the Fund may not be able to sell a security or close out a derivative contract when it wants to. If this happens, the Fund will be required to continue to hold the security or keep the position open, and the Fund could incur losses.
  Sector Risks. Because the Fund may allocate relatively more assets to certain industry sectors than others, the Fund’s performance may be more susceptible to any developments which affect those sectors emphasized by the Fund.

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  Leverage Risks. Leverage risk is created when an investment exposes the Fund to a level of risk that exceeds the amount invested. Changes in the value of such an investment magnify the Fund’s risk of loss and potential for gain.
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  Risks of Investing in Derivative Contracts and Hybrid Instruments. Derivative contracts and hybrid instruments involve risks different from, or possibly greater than, risks associated with investing directly in securities and other traditional investments. Specific risk issues related to the use of such contracts and instruments include valuation and tax issues, increased potential for losses and/or costs to the Fund, and a potential reduction in gains to the Fund. Each of these issues is described in greater detail in this prospectus. Derivative contracts and hybrid instruments may also involve other risks described in this prospectus or the Fund’s Statement of Additional Information (SAI), such as stock market, credit, liquidity and leverage risks.
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  Credit Risk. Credit risk includes the possibility that a party to a transaction involving the Fund will fail to meet its obligations.
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The Shares offered by this prospectus are not deposits or obligations of any bank, are not endorsed or guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other government agency.

Risk/Return Bar Chart and Table

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The performance information shown below will help you analyze the Fund’s Class C investment risks in light of its historical returns. The bar chart shows the variability of the Fund’s Class C Shares total returns on a calendar year-by-year basis. The Average Annual Total Return table shows returns averaged over the stated periods, and includes comparative performance information. The Fund’s performance will fluctuate, and past performance (before and after taxes) is no guarantee of future results.

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The total returns shown in the bar chart do not reflect the payment of any sales charges or recurring shareholder account fees. If these charges or fees had been included, the returns shown would have been lower.

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The Fund’s Class C Shares total return for the nine-month period from January 1, 2007 to September 30, 2007 was 1.98%.

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Within the period shown in the bar chart, the Fund’s Class C Shares highest quarterly return was 23.06% (quarter ended June 30, 2003). Its lowest quarterly return was (21.64)% (quarter ended September 30, 2002).

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Average Annual Total Return Table

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The Average Annual Total Returns for the Fund’s Class C Shares are reduced to reflect applicable sales charges. Return Before Taxes is shown. In addition, Return After Taxes is shown for the Fund’s Class C Shares to illustrate the effect of federal taxes on Fund returns. Actual after-tax returns depend on each investor’s personal tax situation, and are likely to differ from those shown. The table also shows returns for the Russell 2000 Index (RUS2), a broad-based market index that measures the performance of the 2,000 smallest companies in the Russell 3000 Index, which represents 8% of the total market capitalization of the Russell 3000 Index. Index returns do not reflect taxes, sales charges, expenses or other fees that the SEC requires to be reflected in the Fund’s performance. Indexes are unmanaged and, unlike the Fund, are not affected by cashflows. It is not possible to invest directly in an index.

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(For the periods ended December 31, 2006)

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	1 Year	5 Years	Start of Performance[1]

Fund:[2]

Return Before Taxes	15.48%	9.63%	5.83%

Return After Taxes on Distributions[3]	13.30%	9.08%	4.43%

Return After Taxes on Distributions and Sale of Fund Shares[3]	12.47%	8.32%	4.41%

RUS2	18.37%	11.39%	8.03%

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1 The Fund’s Class C Shares start of performance date was November 10, 1997.

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2 Historical returns do not include the effect of a 1.00% front-end sales charge on Class C Shares purchased prior to February 1, 2007. Effective February 1, 2007, this sales charge was eliminated.

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3 After-tax returns are calculated using a standard set of assumptions. The stated returns assume the highest historical federal income and capital gains tax rates. Return After Taxes on Distributions assumes a continued investment in the Fund and shows the effect of taxes on Fund distributions. Return After Taxes on Distributions and Sale of Fund Shares assumes all Shares were redeemed at the end of each measurement period, and shows the effect of any taxable gain (or offsetting loss) on redemption, as well as the effects of taxes on Fund distributions. These after-tax returns do not reflect the effect of any applicable state and local taxes. After-tax returns are not relevant to investors holding Shares through tax-deferred programs, such as IRA or 401(k) plans.

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What are the Fund’s Fees and Expenses?

FEDERATED MINI-CAP INDEX FUND

FEES AND EXPENSES

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This table describes the fees and expenses that you may pay if you buy and hold Class C Shares of the Fund.

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Shareholder Fees
Fees Paid Directly From Your Investment
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	None
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, as applicable)	1.00%
Maximum Sales Charge (Load) Imposed on Reinvested Dividends (and other Distributions) (as a percentage of offering price)	None
Redemption Fee (as a percentage of amount redeemed, if applicable)	None
Exchange Fee	None

Annual Fund Operating Expenses (Before Waiver)[1]
Expenses That are Deducted From Fund Assets (as a percentage of average net assets)
Management Fee[2]	0.50%
Distribution (12b-1) Fee	0.75%
Other Expenses[3]	0.69%
Total Annual Fund Operating Expenses[4]	1.94%

1 The percentages shown are based on expenses for the entire fiscal year ended October 31, 2007. However, the rate at which expenses are accrued during the fiscal year may not be constant and, at any particular point, may be greater or less than the stated average percentage. Although not contractually obligated to do so, the Manager waived certain amounts. These are shown below along with the net expenses the Fund actually paid for the fiscal year ended October 31, 2007.

Total Waiver of Fund Expenses	0.13%
Total Actual Annual Fund Operating Expenses (after waiver)	1.81%

2 The Manager voluntarily waived a portion of the management fee. The Manager can terminate this voluntary waiver at any time. The management fee paid by the Fund (after the voluntary waiver) was 0.37% for the fiscal year ended October 31, 2007.

3 Includes a shareholder services fee/account administration fee which is used to compensate intermediaries for shareholder services or account administrative services. Also includes a recordkeeping fee which is used to compensate intermediaries for recordkeeping services. Please see “Payments to Financial Intermediaries” herein. Also includes amounts the Fund might incur indirectly if it were to invest in other investment companies. For the fiscal year ended October 31, 2007, these “Acquired Fund Fees and Expenses” were less than 0.01%.

4 The Manager and its affiliates have voluntarily agreed to waive their fees and/or reimburse expenses excluding Acquired Fund Fees and Expenses, so that the total operating expenses paid by the Fund’s Class C Shares (after the voluntary waivers and reimbursements) will not exceed 1.82% for the fiscal year ending October 31, 2008. Although these actions are voluntary, the Manager and its affiliates have agreed not to terminate these waivers and/or reimbursements until after December 31, 2008.

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EXAMPLE

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This Example is intended to help you compare the cost of investing in the Fund’s Class C Shares with the cost of investing in other mutual funds.

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The Example assumes that you invest $10,000 in the Fund’s Class C Shares for the time periods indicated and then redeem all of your Shares at the end of those periods. Expenses assuming no redemption are also shown. The Example also assumes that your investment has a 5% return each year and that the Fund’s Class C Shares operating expenses are before waiver as shown in the table and remain the same. Although your actual costs and returns may be higher or lower, based on these assumptions your costs would be:

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	1 Year	3 Years	5 Years	10 Years

Expenses assuming redemption	$297	$609	$1,047	$2,264

Expenses assuming no redemption	$197	$609	$1,047	$2,264

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What are the Fund’s Investment Strategies?

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In pursuing its investment objective, the Fund normally invests its assets primarily in common stocks included in the Index. As of October 31, 2007, the capitalization range of the issuers comprising the Index was $14.0 million to $7.7 billion. As of the same date, the weighted median market capitalization of the Fund was $663.0 million. Market capitalization is determined by multiplying the number of outstanding shares of an issuer by the current market price per share. The Fund seeks to reduce the difference in the Fund’s portfolio performance relative to the Index (“tracking error”) by investing in a portfolio that seeks to replicate, as closely as possible, the composition of the Index. However, it is anticipated that the Fund may not invest in certain securities included in the Index because such securities account for a small percentage of the Index’s overall performance and the transaction costs associated with buying and selling such securities would likely outweigh any reduction in tracking error. The Fund attempts to achieve a 0.95 or better correlation between the performance of the Fund, before expenses, and that of the Index. The Fund also may employ the following strategies to attempt to further reduce tracking error: (1) buying and selling securities after announced changes in the Index but before or after the effective date of the changes; (2) purchasing index futures contracts in amounts approximating the cash held in the Fund’s portfolio; (3) lending the Fund’s securities to broker/dealers or other institutions to earn income for the Fund; and (4) purchasing domestically traded share classes of index companies other than the share class included in the Index.

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Because the Fund refers to index investments in its name, it will notify shareholders at least 60 days in advance of any changes in its investment policies that would enable the Fund to normally invest less than 80% of its assets in index investments.

What are the Principal Securities in Which the Fund Invests?

EQUITY SECURITIES

Equity securities represent a share of an issuer’s earnings and assets, after the issuer pays its liabilities. The Fund cannot predict the income it will receive from equity securities because issuers generally have discretion as to the payment of any dividends or distributions. However, equity securities offer greater potential for appreciation than many other types of securities, because their value increases directly with the value of the issuer’s business. The following describes the types of equity securities in which the Fund may invest:

Common Stocks

Common stocks are the most prevalent type of equity security. Common stocks receive the issuer’s earnings after the issuer pays its creditors and any preferred stockholders. As a result, changes in an issuer’s earnings directly influence the value of its common stock.

CONVERTIBLE SECURITIES

Convertible securities are fixed-income securities that the Fund has the option to exchange for equity securities at a specified conversion price. The option allows the Fund to realize additional returns if the market price of the equity securities exceeds the conversion price. For example, the Fund may hold fixed-income securities that are convertible into shares of common stock at a conversion price of $10 per share. If the market value of the shares of common stock reached $12, the Fund could realize an additional $2 per share by converting its fixed-income securities.

Convertible securities have lower yields than comparable fixed-income securities. In addition, at the time a convertible security is issued the conversion price exceeds the market value of the underlying equity securities. Thus, convertible securities may provide lower returns than non-convertible fixed- income securities or equity securities depending upon changes in the price of the underlying equity securities. However, convertible securities permit the Fund to realize some of the potential appreciation of the underlying equity securities with less risk of losing its initial investment.

DERIVATIVE CONTRACTS

Derivative contracts are financial instruments that require payments based upon changes in the values of designated securities, commodities, currencies, indices, or other assets or instruments including other derivative contracts, (each a “Reference Instrument” and collectively, “Reference Instruments”). Each party to a derivative contract is referred to as a counterparty. Some derivative contracts require payments relating to an actual, future trade involving the Reference Instrument. These types of derivatives are frequently referred to as “physically settled” derivatives. Other derivative contracts require payments relating to the income or returns from, or changes in the market value of, a Reference Instrument. These types of derivatives are known as “cash settled” derivatives, since they require cash payments in lieu of delivery of the Reference Instrument.

Many derivative contracts are traded on securities or commodities exchanges. In this case, the exchange sets all the terms of the contract except for the price. Investors make payments due under their contracts through the exchange. Most exchanges require investors to maintain margin accounts through their brokers to cover their potential obligations to the exchange. Parties to the contract make (or collect) daily payments to the margin accounts to reflect losses (or gains) in the value of their contracts. This protects investors against potential defaults by the counterparty. Trading contracts on an exchange also allows investors to close out their contracts by entering into offsetting contracts.

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The Fund may also trade derivative contracts over-the-counter (OTC) in transactions negotiated directly between the Fund and the counterparty. OTC contracts do not necessarily have standard terms, so they may be less liquid and more difficult to close out than exchange-traded contracts. In addition, OTC contracts with more specialized terms may be more difficult to value than exchange traded contracts, especially in times of financial stress.

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Depending on how the Fund uses derivative contracts and the relationships between the market value of a derivative contract and the Reference Instrument, derivative contracts may increase or decrease the Fund’s exposure to the risks of the Reference Instrument, and may also expose the fund to liquidity and leverage risks. OTC contracts also expose the Fund to credit risks in the event that a counterparty defaults on the contract.

Payment obligations arising in connection with derivative contracts are frequently required to be secured with collateral (in the case of OTC contracts) or margin (in the case of exchange-traded contracts, as previously noted).

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The Fund may invest in a derivative contract if it is permitted to own, invest in, or otherwise have economic exposure to the Reference Instrument. The Fund is not required to own a Reference Instrument in order to buy or sell a derivative contract relating to that Reference Instrument. The Fund may trade in the following specific types and/or combinations of derivative contracts:

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Futures Contracts

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Futures contracts provide for the future sale by one party and purchase by another party of a specified amount of a Reference Instrument at a specified price, date and time. Entering into a contract to buy a Reference Instrument is commonly referred to as buying a contract or holding a long position in the asset. Entering into a contract to sell a Reference Instrument is commonly referred to as selling a contract or holding a short position in the Reference Instrument. Futures contracts are considered to be commodity contracts. The Fund has claimed an exclusion from the definition of the term “commodity pool operator” under the Commodity Exchange Act and, therefore, is not subject to registration or regulation as a commodity pool operator under that Act. Futures contracts traded OTC are frequently referred to as forward contracts. The Fund can buy or sell financial futures (such as index futures and security futures).

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Option Contracts

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Option contracts (also called “options”) are rights to buy or sell a Reference Instrument for a specified price (the exercise price) during, or at the end of, a specified period. The seller (or writer) of the option receives a payment, or premium, from the buyer, which the writer keeps regardless of whether the buyer uses (or exercises) the option. A call option gives the holder (buyer) the right to buy the Reference Instrument from the seller (writer) of the option. A put option gives the holder the right to sell the Reference Instrument to the writer of the option. Options can trade on exchanges or in the OTC market and may be bought or sold on a wide variety of Reference Instruments. Options that are written on futures contracts will be subject to margin requirements similar to those applied to futures contracts.

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Swap Contracts

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A swap contract (also known as a “swap”) is a type of derivative contract in which two parties agree to pay each other (swap) the returns derived from Reference Instruments. Swaps do not always involve the delivery of the Reference Instruments by either party, and the parties might not own the Reference Instruments underlying the swap. The payments are usually made on a net basis so that, on any given day, the Fund would receive (or pay) only the amount by which its payment under the contract is less than (or exceeds) the amount of the other party’s payment. Swap agreements are sophisticated instruments that can take many different forms and are known by a variety of names.

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Common types of swaps in which the Fund may invest include total return swaps.

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HYBRID INSTRUMENTS

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Hybrid instruments combine elements of two different kinds of securities or financial instruments (such as a derivative contract). Frequently, the value of a hybrid instrument is determined by reference to changes in the value of a Reference Instrument (that is a designated security, commodity, currency, index, or other asset or instrument including a derivative contract). The Fund may use hybrid instruments only in connection with permissible investment activities. Hybrid instruments can take on many forms including, but not limited to, the following forms. First, a common form of a hybrid instrument combines elements of a derivative contract with those of another security (typically a fixed-income security). In this case all or a portion of the interest or principal payable on a hybrid security is determined by reference to changes in the price of a Reference Instrument. Second, a hybrid instrument may also combine elements of a fixed-income security and an equity security. Third, hybrid instruments may include convertible securities with conversion terms related to a Reference Instrument.

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Depending on the type and terms of the hybrid instrument, its risks may reflect a combination of the risks of investing in the Reference Instrument with the risks of investing in other securities, currencies, and derivative contracts. Thus, an investment in a hybrid instrument may entail significant risks in addition to those associated with traditional investments or the Reference Instrument. Hybrid instruments are also potentially more volatile than traditional securities or the Reference Instrument. Moreover, depending on the structure of the particular hybrid, it may expose the Fund to leverage risks or carry liquidity risks.

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ASSET SEGREGATION

In order to secure its obligations in connection with derivative contracts or special transactions, the Fund will either own the underlying assets, enter into offsetting transactions or set aside cash or readily marketable securities. This requirement may cause the Fund to miss favorable trading opportunities, due to a lack of sufficient cash or readily marketable securities. This requirement may also cause the Fund to realize losses on offsetting or terminated derivative contracts or special transactions.

SECURITIES LENDING

The Fund may lend portfolio securities to borrowers that the Manager deems creditworthy. In return, the Fund receives cash or liquid securities from the borrower as collateral. The borrower must furnish additional collateral if the market value of the loaned securities increases. Also, the borrower must pay the Fund the equivalent of any dividends or interest received on the loaned securities.

The Fund will reinvest cash collateral in securities that qualify as an acceptable investment for the Fund. However, the Fund must pay interest to the borrower for the use of cash collateral.

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Loans are subject to termination at the option of the Fund or the borrower. The Fund will not have the right to vote on securities while they are on loan. However, the Fund will attempt to terminate a loan in an effort to reacquire the securities in time to vote on matters that are deemed to be material by the Manager. There can be no assurance that the Fund will have sufficient notice of such matters to be able to terminate the loan in time to vote thereon. The Fund may pay administrative and custodial fees in connection with a loan and may pay a negotiated portion of the interest earned on the cash collateral to a securities lending agent or broker.

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Securities lending activities are subject to credit and leverage risks.

What are the Specific Risks of Investing in the Fund?

STOCK MARKET RISKS

The value of equity securities in the Fund’s portfolio will rise and fall. These fluctuations could be a sustained trend or a drastic movement. The Fund’s portfolio will reflect changes in prices of individual portfolio stocks or general changes in stock valuations. Consequently, the Fund’s share price may decline. The Fund’s investment in stock index futures will be subject to the same risk.

RISKS RELATED TO COMPANY SIZE

Generally, the smaller the market capitalization of a company, the fewer the number of shares traded daily, the less liquid its stock and the more volatile its price. Market capitalization is determined by multiplying the number of its outstanding shares by the current market price per share.

Companies with smaller market capitalizations also tend to have unproven track records, a limited product or service base and limited access to capital. These factors also increase risks and make these companies more likely to fail than companies with larger market capitalizations.

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LEVERAGE RISKS

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Leverage risk is created when an investment exposes the Fund to a level of risk that exceeds the amount invested. Changes in the value of such an investment magnify the Fund’s risk of loss and potential for gain.

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Investments can have these same results if their returns are based on a multiple of a specified index, security, or other benchmark.

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LIQUIDITY RISKS

Trading opportunities are more limited for equity securities that are not widely held. This may make it more difficult to sell or buy a security at a favorable price or time. Consequently, the Fund may have to accept a lower price to sell a security, sell other securities to raise cash or give up an investment opportunity, any of which could have a negative effect on the Fund’s performance. Infrequent trading of securities may also lead to an increase in their price volatility.

Liquidity risk also refers to the possibility that the Fund may not be able to sell a security or close out a derivative contract when it wants to. If this happens, the Fund will be required to continue to hold the security or keep the position open, and the Fund could incur losses.

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OTC derivative contracts generally carry greater liquidity risk than exchange-traded contracts. This risk may be increased in times of financial stress, if the trading market for OTC derivative contracts becomes restricted.

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SECTOR RISKS

Companies with similar characteristics may be grouped together in broad categories called sectors. Sector risk is the possibility that a certain sector may underperform other sectors or the market as a whole. As the Manager allocates more of the Fund’s portfolio holdings to a particular sector, the Fund’s performance will be more susceptible to any economic, business or other developments which generally affect that sector.

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RISKS OF INVESTING IN DERIVATIVE CONTRACTS AND HYBRID INSTRUMENTS

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The Fund’s use of derivative contracts and hybrid instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments. First, changes in the value of the derivative contracts and hybrid instruments in which the Fund invests may not be correlated with changes in the value of the underlying Reference Instruments or, if they are correlated, may move in the opposite direction than originally anticipated. Second, while some strategies involving derivatives may reduce the risk of loss, they may also reduce potential gains or, in some cases, result in losses by offsetting favorable price movements in portfolio holdings. Third, there is a risk that derivative contracts and hybrid instruments may be erroneously priced or improperly valued and, as a result, the Fund may need to make increased cash payments to the counterparty. Fourth, derivative contracts and hybrid instruments may cause the Fund to realize increased ordinary income or short-term capital gains (which are treated as ordinary income for Federal income tax purposes) and, as a result, may increase taxable distributions to shareholders. Fifth, a common provision in OTC derivative contracts permits the counterparty to terminate any such contract between it and the Fund, if the value of the Fund’s total net assets declines below a specified level over a given time period. Factors that may contribute to such a decline (which usually must be substantial) include significant shareholder redemptions and/or a marked decrease in the market value of the Fund’s investments. Any such termination of the Fund’s OTC derivative contracts may adversely affect the Fund (for example, by increasing losses and/or costs, and/or preventing the Fund from fully implementing its investment strategies). Finally, derivative contracts and hybrid instruments may also involve other risks described in this prospectus or in the Fund’s SAI, such as stock market, credit, liquidity and leverage risks.

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CREDIT RISKS

Credit risk includes the possibility that a party to a transaction involving the Fund will fail to meet its obligations. This could cause the Fund to lose the benefit of the transaction or prevent the Fund from selling or buying other securities to implement its investment strategy.

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What Do Shares Cost?

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When the Fund receives your transaction request in proper form (as described in this prospectus), it is processed at the next calculated net asset value of a Share (NAV). A Share’s NAV is determined as of the end of regular trading on the New York Stock Exchange (NYSE) (normally 4:00 p.m. Eastern time) each day the NYSE is open. The Fund calculates the NAV of each class by valuing the assets allocated to the Share’s class, subtracting the liabilities allocated to the class and dividing the balance by the number of Shares of the class outstanding. The Fund’s current NAV and public offering price may be found at FederatedInvestors.com and in the mutual funds section of certain newspapers under “Federated.” You can purchase, redeem or exchange Shares any day the NYSE is open. When the Fund holds securities that trade principally in foreign markets on days the NYSE is closed, the value of the Fund’s assets may change on days you cannot purchase or redeem Shares. This may also occur when the U.S. markets for fixed-income securities are open on a day the NYSE is closed.

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In calculating its NAV, the Fund generally values investments as follows:

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  Equity securities listed on an exchange or traded through a regulated market system are valued at their last reported sale price or official closing price in their principal exchange or market.
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  Derivative contracts listed on exchanges are valued at their reported settlement or closing price.
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  OTC derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Board of Trustees (Board).
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If the Fund cannot obtain a price or price evaluation from a pricing service for an investment, the Fund may attempt to value the investment based upon the mean of bid and asked quotations, or fair value the investment based on price evaluations, from one or more dealers. If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could purchase or sell an investment at the price used to calculate the Fund’s NAV.

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Shares of other mutual funds are valued based upon their reported NAVs. The prospectuses for these mutual funds explain the circumstances under which they will use fair value pricing and the effects of using fair value pricing.

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FAIR VALUATION AND SIGNIFICANT EVENTS PROCEDURES

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The Board has ultimate responsibility for determining the fair value of investments for which market quotations are not readily available. The Board has appointed a Valuation Committee comprised of officers of the Fund and of the Adviser to assist in this responsibility and in overseeing the calculation of the NAV. The Board has also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Board. The Board periodically reviews and approves the fair valuations made by the Valuation Committee and any changes made to the procedures. The Fund’s Statement of Additional Information (SAI) discusses the methods used by pricing services and the Valuation Committee to value investments.

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Using fair value to price investments may result in a value that is different from an investment’s most recent closing price and from the prices used by other mutual funds to calculate their NAVs. The Valuation Committee generally will not change an investment’s fair value in the absence of new information relating to the investment or its issuer such as changes in the issuer’s business or financial results, or relating to external market factors, such as trends in the market values of comparable securities. This may result in less frequent, and larger, changes in fair values as compared to prices based on market quotations or price evaluations from pricing services or dealers.

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The Board also has adopted procedures requiring an investment to be priced at its fair value whenever the Adviser determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment’s value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:

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  With respect to securities traded in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures or options contracts;
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  With respect to price evaluations of fixed-income securities determined before the close of regular trading on the NYSE, actions by the Federal Reserve Open Market Committee and other significant trends in U.S. fixed-income markets;
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  Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded; and
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  Announcements concerning matters such as acquisitions, recapitalizations, or litigation developments, or a natural disaster affecting the issuer’s operations or regulatory changes or market developments affecting the issuer’s industry.
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The Valuation Committee uses a pricing service to determine the fair value of securities traded principally in foreign markets when the Adviser determines that there has been a significant trend in the U.S. equity markets or in index futures trading. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Valuation Committee will determine the fair value of the investment using another method approved by the Board. The Board has ultimate responsibility for any fair valuations made in response to a significant event.

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The fair valuation of securities following a significant event can serve to reduce arbitrage opportunities for short-term traders to profit at the expense of long-term investors in the Fund. For example, such arbitrage opportunities may exist when the market on which portfolio securities are traded closes before the Fund calculates its NAV, which is typically the case with Asian and European markets. However, there is no assurance that these significant event procedures will prevent dilution of the NAV by short-term traders. See “Account and Share Information--Frequent Trading Policies” for other procedures the Fund employs to deter such short-term trading.

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The following table summarizes the minimum required investment amount and the maximum sales charge, if any, that you will pay on an investment in the Fund. Keep in mind that financial intermediaries may charge you fees for their services in connection with your Share transactions.

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	Minimum Initial/Subsequent Investment Amounts[1]	Maximum Sales Charges

Shares Offered		Front-End Sales Charge[2]	Contingent Deferred Sales Charge[3]

Class C	$1,500/$100	None	1.00%

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1 The minimum initial and subsequent investment amounts for retirement plans are $250 and $100, respectively. The minimum subsequent investment amount for Systematic Investment Programs (SIP) is $50. Financial intermediaries may impose higher or lower minimum investment requirements on their customers than those imposed by the Fund.

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2 Front-End Sales Charge is expressed as a percentage of public offering price. See “Sales Charge When You Purchase.”

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3 See “Sales Charge When You Redeem.”

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SALES CHARGE WHEN YOU REDEEM

Your redemption proceeds may be reduced by a sales charge, commonly referred to as a contingent deferred sales charge (CDSC).

To keep the sales charge as low as possible, the Fund redeems your Shares in this order:

  Shares that are not subject to a CDSC; and
  Shares held the longest (to determine the number of years your Shares have been held, include the time you held shares of other Federated funds that have been exchanged for Shares of this Fund).

The CDSC is then calculated using the Share price at the time of purchase or redemption, whichever is lower.

Class C Shares:

You will pay a 1.00% CDSC if you redeem Shares within 12 months of the purchase date.

If your investment qualifies for an elimination of the CDSC, you or your financial intermediary must notify the Transfer Agent at the time of redemption. If the Transfer Agent is not notified, the CDSC will apply.

Contingent upon notification to the Transfer Agent, you will not be charged a CDSC when redeeming Shares:

  following the death of the last surviving shareholder on the account or your post-purchase disability, as defined in Section 72(m)(7) of the Internal Revenue Code of 1986 (the beneficiary on an account with a Transfer on Death registration is deemed the last surviving shareholder on the account);
  representing minimum required distributions from an Individual Retirement Account or other retirement plan to a shareholder who has attained the age of 70½;
  purchased within 120 days of a previous redemption of Shares, to the extent that the value of the Shares purchased was equal to or less than the value of the previous redemption;
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  purchased by Trustees, employees of the Fund, the Manager, the Distributor and their affiliates, by employees of a financial intermediary that sells Shares according to a sales agreement with the Distributor, by the immediate family members of the above persons, and by trusts, pension or profit-sharing plans for the above persons;
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  purchased through a financial intermediary that did not receive an advance commission on the purchase;
  purchased with reinvested dividends or capital gains;
  redeemed by the Fund when it closes an account for not meeting the minimum balance requirements; or
  purchased pursuant to the exchange privilege if the Shares were held for the applicable CDSC holding period (the holding period on the shares purchased in the exchange will include the holding period of the shares sold in the exchange.

How is the Fund Sold?

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The Fund offers two Share classes: Institutional Shares and Class C Shares, each representing interests in a single portfolio of securities. This prospectus relates only to Class C Shares. All Share classes have different expenses which affect their performance. The additional class of Shares, which is offered by separate prospectus, may be preferable for shareholders purchasing $25,000 or more. Contact your financial intermediary or call 1-800-341-7400 for more information concerning the other class.

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The Fund’s Distributor, Federated Securities Corp., markets the Shares described in this prospectus to institutions acting on behalf of their customers or to individuals, directly or through financial intermediaries. Under the Distributor’s Contract with the Fund, the Distributor offers Shares on a continuous, best-efforts basis. The Distributor is a subsidiary of Federated Investors, Inc. (Federated).

Payments to Financial Intermediaries

The Fund and its affiliated service providers may pay fees as described below to financial intermediaries (such as broker-dealers, banks, investment advisers or third-party administrators) whose customers are shareholders of the Fund.

ADVANCE COMMISSIONS

When a financial intermediary’s customer purchases Shares, the financial intermediary may receive an advance commission as follows:

Class C Shares:	Advance Commission as a Percentage of Public Offering Price

All Purchase Amounts	1.00%

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RULE 12b-1 FEES

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The Fund has adopted a Rule 12b-1 Plan, which allows it to pay marketing fees of up to 0.75% of average net assets to the Distributor for the sale, distribution, administration and customer servicing of the Fund’s Class C Shares. When the Distributor receives Rule 12b-1 Fees, it may pay some or all of them to financial intermediaries whose customers purchase Shares. Because these Shares pay marketing fees on an ongoing basis, your investment cost may be higher over time than other shares with different sales charges and marketing fees.

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SERVICE FEES

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The Fund may pay Service Fees of up to 0.25% of average net assets to financial intermediaries or to Federated Shareholder Services Company (FSSC), a subsidiary of Federated, for providing services to shareholders and maintaining shareholder accounts. Intermediaries that receive Service Fees may include a company affiliated with management of Federated. If a financial intermediary receives Service Fees on an account, it is not eligible to also receive Account Administration Fees on that same account.

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ACCOUNT ADMINISTRATION FEES

The Fund may pay Account Administration Fees of up to 0.25% of average net assets to banks that are not registered as broker-dealers or investment advisers for providing administrative services to the Funds and shareholders. If a financial intermediary receives Account Administration Fees on an account, it is not eligible to also receive Service Fees or Recordkeeping Fees on that same account.

RECORDKEEPING FEES

The Fund may pay Recordkeeping Fees on an average net assets basis or on a per account per year basis to financial intermediaries for providing recordkeeping services to the Funds and shareholders. If a financial intermediary receives Recordkeeping Fees on an account, it is not eligible to also receive Account Administration Fees or Networking Fees on that same account.

NETWORKING FEES

The Fund may reimburse Networking Fees on a per account per year basis to financial intermediaries for providing administrative services to the Funds and shareholders on certain non-omnibus accounts. If a financial intermediary receives Networking Fees on an account, it is not eligible to also receive Recordkeeping Fees on that same account.

ADDITIONAL PAYMENTS TO FINANCIAL INTERMEDIARIES

The Distributor may pay out of its own resources amounts (including items of material value) to certain financial intermediaries that support the sale of Shares or provide services to Fund shareholders. The amounts of these payments could be significant, and may create an incentive for the financial intermediary or its employees or associated persons to recommend or sell Shares of the Fund to you. In some cases, such payments may be made by or funded from the resources of companies affiliated with the Distributor (including the Manager). These payments are not reflected in the fees and expenses listed in the fee table section of the Fund’s prospectus and described above because they are not paid by the Fund.

These payments are negotiated and may be based on such factors as the number or value of Shares that the financial intermediary sells or may sell; the value of client assets invested; or the type and nature of services or support furnished by the financial intermediary. These payments may be in addition to payments made by the Fund to the financial intermediary under a Rule 12b-1 Plan and/or Service Fees arrangement. In connection with these payments, the financial intermediary may elevate the prominence or profile of the Fund and/or other Federated funds within the financial intermediary’s organization by, for example, placement on a list of preferred or recommended funds, and/or granting the Distributor preferential or enhanced opportunities to promote the funds in various ways within the financial intermediary’s organization. You can ask your financial intermediary for information about any payments it receives from the Distributor or the Fund and any services provided.

How to Purchase Shares

You may purchase Shares through a financial intermediary, directly from the Fund or through an exchange from another Federated fund. The Fund reserves the right to reject any request to purchase or exchange Shares.

THROUGH A FINANCIAL INTERMEDIARY

  Establish an account with the financial intermediary; and
  Submit your purchase order to the financial intermediary before the end of regular trading on the NYSE (normally 4:00 p.m. Eastern time). You will receive the next calculated NAV if the financial intermediary forwards the order to the Fund on the same day and the Fund receives payment within one business day. You will become the owner of Shares and receive dividends when the Fund receives your payment.

Financial intermediaries should send payments according to the instructions in the sections “By Wire” or “By Check.”

DIRECTLY FROM THE FUND

  Establish your account with the Fund by submitting a completed New Account Form; and
  Send your payment to the Fund by Federal Reserve wire or check.

You will become the owner of Shares and your Shares will be priced at the next calculated NAV after the Fund receives your wire or your check. If your check does not clear, your purchase will be canceled and you could be liable for any losses or fees incurred by the Fund or State Street Bank and Trust Company, the Fund’s transfer agent.

An institution may establish an account and place an order by calling the Fund and the Shares will be priced at the next calculated NAV after the Fund receives the order.

By Wire

Send your wire to:

State Street Bank and Trust Company
Boston, MA
Dollar Amount of Wire
ABA Number 011000028
Attention: EDGEWIRE
Wire Order Number, Dealer Number or Group Number
Nominee/Institution Name
Fund Name and Number and Account Number

You cannot purchase Shares by wire on holidays when wire transfers are restricted.

By Check

Make your check payable to The Federated Funds, note your account number on the check, and send it to:

The Federated Funds
P.O. Box 8600
Boston, MA 02266-8600

If you send your check by a private courier or overnight delivery service that requires a street address, send it to:

The Federated Funds
30 Dan Road
Canton, MA 02021

Payment should be made in U.S. dollars and drawn on a U.S. bank. The Fund reserves the right to reject any purchase request. For example, to protect against check fraud the Fund may reject any purchase request involving a check that is not made payable to The Federated Funds (including, but not limited to, requests to purchase Shares using third-party checks), or involving temporary checks or credit card checks.

THROUGH AN EXCHANGE

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You may purchase Shares through an exchange from the same share class of another Federated fund. You must meet the minimum initial investment requirement for purchasing Shares (if applicable) and both accounts must have identical registrations.

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BY SYSTEMATIC INVESTMENT PROGRAM

Once you have opened an account, you may automatically purchase additional Shares on a regular basis by completing the SIP section of the New Account Form or by contacting the Fund or your financial intermediary.

BY AUTOMATED CLEARING HOUSE (ACH)

Once you have opened an account, you may purchase additional Shares through a depository institution that is an ACH member. This purchase option can be established by completing the appropriate sections of the New Account Form.

RETIREMENT INVESTMENTS

You may purchase Shares as retirement investments (such as qualified plans and IRAs or transfer or rollover of assets). Call your financial intermediary or the Fund for information on retirement investments. We suggest that you discuss retirement investments with your tax adviser. You may be subject to an annual IRA account fee.

How to Redeem and Exchange Shares

You should redeem or exchange Shares:

  through a financial intermediary if you purchased Shares through a financial intermediary; or
  directly from the Fund if you purchased Shares directly from the Fund.

Shares of the Fund may be redeemed for cash or exchanged for shares of the same class of other Federated funds on days on which the Fund computes its NAV. Redemption requests may be made by telephone or in writing.

THROUGH A FINANCIAL INTERMEDIARY

Submit your redemption or exchange request to your financial intermediary by the end of regular trading on the NYSE (normally 4:00 p.m. Eastern time). The redemption amount you will receive is based upon the next calculated NAV after the Fund receives the order from your financial intermediary.

DIRECTLY FROM THE FUND

By Telephone

You may redeem or exchange Shares by simply calling the Fund at 1-800-341-7400.

If you call before the end of regular trading on the NYSE (normally 4:00 p.m. Eastern time) you will receive a redemption amount based on that day’s NAV.

By Mail

You may redeem or exchange Shares by sending a written request to the Fund.

You will receive a redemption amount based on the next calculated NAV after the Fund receives your written request in proper form.

Send requests by mail to:

The Federated Funds
P.O. Box 8600
Boston, MA 02266-8600

Send requests by private courier or overnight delivery service to:

The Federated Funds
30 Dan Road
Canton, MA 02021

All requests must include:

  Fund Name and Share Class, account number and account registration;
  amount to be redeemed or exchanged;
  signatures of all shareholders exactly as registered; and
  if exchanging, the Fund Name and Share Class, account number and account registration into which you are exchanging.

Call your financial intermediary or the Fund if you need special instructions.

Signature Guarantees

Signatures must be guaranteed by a financial institution which is a participant in a Medallion signature guarantee program if:

  your redemption will be sent to an address other than the address of record;
  your redemption will be sent to an address of record that was changed within the last 30 days;
  a redemption is payable to someone other than the shareholder(s) of record; or
  if exchanging (transferring) into another fund with a different shareholder registration.

A Medallion signature guarantee is designed to protect your account from fraud. Obtain a Medallion signature guarantee from a bank or trust company, savings association, credit union or broker, dealer, or securities exchange member. A notary public cannot provide a signature guarantee.

PAYMENT METHODS FOR REDEMPTIONS

Your redemption proceeds will be mailed by check to your address of record. The following payment options are available if you complete the appropriate section of the New Account Form or an Account Service Options Form. These payment options require a signature guarantee if they were not established when the account was opened:

  an electronic transfer to your account at a financial institution that is an ACH member; or
  wire payment to your account at a domestic commercial bank that is a Federal Reserve System member.

Redemption in Kind

Although the Fund intends to pay Share redemptions in cash, it reserves the right to pay the redemption price in whole or in part by a distribution of the Fund’s portfolio securities.

LIMITATIONS ON REDEMPTION PROCEEDS

Redemption proceeds normally are wired or mailed within one business day after receiving a request in proper form. Payment may be delayed for up to seven days:

  to allow your purchase to clear (as discussed below);
  during periods of market volatility;
  when a shareholder’s trade activity or amount adversely impacts the Fund’s ability to manage its assets; or
  during any period when the Federal Reserve wire or applicable Federal Reserve banks are closed, other than customary weekend and holiday closings.

If you request a redemption of Shares recently purchased by check (including a cashier’s check or certified check), money order, bank draft or ACH, your redemption proceeds may not be made available up to seven calendar days to allow the Fund to collect payment on the instrument used to purchase such Shares. If the purchase instrument does not clear, your purchase order will be cancelled and you will be responsible for any losses incurred by the Fund as a result of your cancelled order.

In addition, the right of redemption may be suspended, or the payment of proceeds may be delayed, during any period:

  when the NYSE is closed, other than customary weekend and holiday closings;
  when trading on the NYSE is restricted, as determined by the SEC; or
  in which an emergency exists, as determined by the SEC, so that disposal of the Fund’s investments or determination of its NAV is not reasonably practicable.

You will not accrue interest or dividends on uncashed redemption checks from the Fund if those checks are undeliverable and returned to the Fund.

REDEMPTIONS FROM RETIREMENT ACCOUNTS

In the absence of your specific instructions, 10% of the value of your redemption from a retirement account in the Fund may be withheld for taxes. This withholding only applies to certain types of retirement accounts.

EXCHANGE PRIVILEGE

You may exchange Shares of the Fund into shares of the same class of another Federated fund. To do this, you must:

  ensure that the account registrations are identical;
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  meet any applicable minimum initial investment requirements; and
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  receive a prospectus for the fund into which you wish to exchange.

An exchange is treated as a redemption and a subsequent purchase, and is a taxable transaction.

The Fund may modify or terminate the exchange privilege at any time. In addition, the Fund may terminate your exchange privilege if your exchange activity is found to be excessive under the Fund’s frequent trading policies. See “Account and Share Information--Frequent Trading Policies.”

SYSTEMATIC WITHDRAWAL/EXCHANGE PROGRAM

You may automatically redeem or exchange Shares in a minimum amount of $100 on a regular basis. Complete the appropriate section of the New Account Form or an Account Service Options Form or contact your financial intermediary or the Fund. Your account value must meet the minimum initial investment amount at the time the program is established. This program may reduce, and eventually deplete, your account. Payments should not be considered yield or income.

ADDITIONAL CONDITIONS

Telephone Transactions

The Fund will record your telephone instructions. If the Fund does not follow reasonable procedures, it may be liable for losses due to unauthorized or fraudulent telephone instructions.

Share Certificates

The Fund no longer issues share certificates. If you are redeeming or exchanging Shares represented by certificates previously issued by the Fund, you must return the certificates with your written redemption or exchange request. For your protection, send your certificates by registered or certified mail, but do not endorse them.

Account and Share Information

CONFIRMATIONS AND ACCOUNT STATEMENTS

You will receive confirmation of purchases, redemptions and exchanges (except for systematic transactions). In addition, you will receive periodic statements reporting all account activity, including systematic transactions, dividends and capital gains paid.

DIVIDENDS AND CAPITAL GAINS

The Fund declares and pays any dividends annually to shareholders. Dividends are paid to all shareholders invested in the Fund on the record date. The record date is the date on which a shareholder must officially own Shares in order to earn a dividend.

In addition, the Fund pays any capital gains at least annually. Your dividends and capital gains distributions will be automatically reinvested in additional Shares without a sales charge, unless you elect cash payments. Dividends may also be reinvested without sales charges in shares of any class of any other Federated fund of which you are already a shareholder.

If you have elected to receive dividends and/or capital gain distributions in cash, and your check is returned by the postal or other delivery service as “undeliverable,” or you do not respond to mailings from Federated with regard to uncashed distribution checks, your distribution option will automatically be converted to having all dividends and capital gains reinvested in additional shares. No interest will accrue on amounts represented by uncashed distribution checks.

If you purchase Shares just before the record date for a dividend or capital gain distribution, you will pay the full price for the Shares and then receive a portion of the price back in the form of a taxable distribution, whether or not you reinvest the distribution in Shares. Therefore, you should consider the tax implications of purchasing Shares shortly before the record date for a dividend or capital gain. Contact your financial intermediary or the Fund for information concerning when dividends and capital gains will be paid.

ACCOUNTS WITH LOW BALANCES

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Due to the high cost of maintaining accounts with low balances, accounts may be closed if redemptions or exchanges cause the account balance to fall below $1,500. Before an account is closed, you will be notified and allowed at least 30 days to purchase additional Shares to meet the minimum.

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TAX INFORMATION

The Fund sends an annual statement of your account activity to assist you in completing your federal, state and local tax returns. Fund distributions of dividends and capital gains are taxable to you whether paid in cash or reinvested in the Fund. Dividends are taxable at different rates depending on the source of dividend income. Capital gains are taxable at different rates depending upon the length of time the Fund holds its assets.

Fund distributions are expected to be both dividends and capital gains. Redemptions and exchanges are taxable sales. Please consult your tax adviser regarding your federal, state, and local tax liability.

FREQUENT TRADING POLICIES

Frequent or short-term trading into and out of the Fund can have adverse consequences for the Fund and shareholders who use the Fund as a long-term investment vehicle. Such trading in significant amounts can disrupt the Fund’s investment strategies (e.g., by requiring it to sell investments at inopportune times or maintain excessive short-term or cash positions to support redemptions), increase brokerage and administrative costs and affect the timing and amount of taxable gains distributed by the Fund. Investors engaged in such trading may also seek to profit by anticipating changes in the Fund’s NAV in advance of the time as of which NAV is calculated.

The Fund’s Board has approved policies and procedures intended to discourage excessive frequent or short-term trading of the Fund’s Shares. The Fund monitors trading in Fund Shares in an effort to identify disruptive trading activity. The Fund monitors trades into and out of the Fund within a period of 30 days or less. The size of Share transactions subject to monitoring varies. However, where it is determined that a shareholder has exceeded the detection amounts twice within a period of twelve months, the shareholder will be precluded from making further purchases or exchanges of Fund Shares. The Fund may also monitor trades into and out of the Fund over periods longer than 30 days, and if potentially disruptive trading activity is detected, the shareholder will be precluded from making further purchases or exchanges of Fund Shares. Whether or not the specific monitoring limits are exceeded, the Fund’s management or the Manager may determine from the amount, frequency or pattern of purchases and redemptions or exchanges that a shareholder is engaged in excessive trading that is or could be detrimental to the Fund and other shareholders and may preclude the shareholder from making further purchases or exchanges of Fund Shares. No matter how the Fund defines its limits on frequent trading of Fund Shares, other purchases and sales of Fund Shares may have adverse effects on the management of the Fund’s portfolio and its performance.

The Fund’s frequent trading restrictions do not apply to purchases and sales of Fund Shares by other Federated funds. These funds impose the same frequent trading restrictions as the Fund at their shareholder level. In addition, allocation changes of the investing Federated fund are monitored, and the managers of the recipient fund must determine that there is no disruption to their management activity. The intent of this exception is to allow investing fund managers to accommodate cash flows that result from non-abusive trading in the investing fund, without being stopped from such trading because the aggregate of such trades exceeds the monitoring limits. Nonetheless, as with any trading in Fund Shares, purchases and redemptions of Fund Shares by other Federated funds could adversely affect the management of the Fund’s portfolio and its performance.

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The Fund’s objective is that its restrictions on short-term trading should apply to all shareholders that are subject to the restrictions, regardless of the number or type of accounts in which Shares are held. However, the Fund anticipates that limitations on its ability to identify trading activity to specific shareholders, including where shares are held through intermediaries in multiple or omnibus accounts, will mean that these restrictions may not be able to be applied uniformly in all cases.

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PORTFOLIO HOLDINGS INFORMATION

Information concerning the Fund’s portfolio holdings is available in the “Products” section of Federated’s website at FederatedInvestors.com. A complete listing of the Fund’s portfolio holdings as of the end of each calendar quarter is posted on the website 30 days (or the next business day) after the end of the quarter and remains posted until replaced by the information for the succeeding quarter. Summary portfolio composition information as of the close of each month is posted on the website 15 days (or the next business day) after month-end and remains until replaced by the information for the succeeding month. The summary portfolio composition information may include identification of the Fund’s top ten holdings, recent purchase and sale transactions and a percentage breakdown of the portfolio by sector.

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To access this information from the “Products” section of the website, click on the “Portfolio Holdings” link under “Related Information” and select the appropriate link opposite the name of the Fund, or select the name of the Fund, and from the Fund’s page click on the “Portfolio Holdings” or “Composition” link.

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You may also access portfolio information as of the end of the Fund’s fiscal quarters from the “Products” section of the website. The Fund’s annual and semiannual reports, which contain complete listings of the Fund’s portfolio holdings as of the end of the Fund’s second and fourth fiscal quarters, may be accessed by selecting the “Prospectuses and Regulatory Reports” link under “Related Information” and selecting the link to the appropriate PDF. Complete listings of the Fund’s portfolio holdings as of the end of the Fund’s first and third fiscal quarters may be accessed by selecting “Portfolio Holdings” from the “Products” section and then selecting the appropriate link opposite the name of the Fund. Fiscal quarter information is made available on the website within 70 days after the end of the fiscal quarter. This information is also available in reports filed with the SEC at the SEC’s website at www.sec.gov.

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Who Manages the Fund?

The Board governs the Fund. The Board selects and oversees the Manager, Federated Equity Management Company of Pennsylvania. The Manager, in turn, oversees the management of the Fund’s assets by the subadviser, BlackRock Investment Management, LLC (BlackRock or the “Subadviser”). BlackRock began managing the portfolio as of the close of business September 29, 2006.

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BlackRock is a wholly owned subsidiary of BlackRock, Inc. On September 29, 2006, BlackRock, Inc. consummated a transaction with Merrill Lynch & Co., Inc. whereby Merrill Lynch & Co., Inc.’s investment management business combined with that of BlackRock to create a new independent company that is one of the world’s largest asset management firms with approximately $1.3 trillion in assets under management. The combined company has approximately 5,100 employees in 19 countries.

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Federated Advisory Services Company (FASC), an affiliate of the Manager, provides research, quantitative analysis, equity trading and transaction settlement and certain support services to the Manager. The fee for these services is paid by the Manager and not by the Fund. The Manager’s responsibilities include selecting the Subadviser and the continued review and evaluation of the Subadviser’s performance. The address of the Manager and FASC is Federated Investors Tower, 1001 Liberty Avenue, Pittsburgh, PA 15222-3779.

The Manager has delegated daily management of all of the Fund assets to BlackRock, who is paid by the Manager and not by the Fund. The Subadviser has complete discretion, subject to the Manager’s oversight, to purchase and sell portfolio securities for the Fund. The Subadviser’s address is P.O. Box 9011, Princeton, NJ 08543-9011.

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The Manager and other subsidiaries of Federated advise approximately 148 equity, fixed-income, and money market mutual funds as well as a variety of customized separately managed accounts, which totaled approximately $237 billion in assets as of December 31, 2006. Federated was established in 1955 and is one of the largest investment managers in the United States with approximately 1,243 employees. Federated provides investment products to more than 5,500 investment professionals and institutions.

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PORTFOLIO MANAGEMENT INFORMATION

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Debra L. Jelilian, Jeffrey L. Russo, CFA

Subject to the oversight of the Manager, BlackRock Investment Management’s Quantitative Index Management Team is responsible for the day-to-day management of the Fund. The Fund is managed by Debra L. Jelilian and Jeffrey L. Russo, CFA, who are members of the Quantitative Index Management Team. The team is jointly responsible for the day-to-day management of the Fund’s portfolio. Mr. Russo is a Director of and portfolio manager with BlackRock®. Prior to joining BlackRock in 2006, Mr. Russo was a Director of Merrill Lynch Investment Managers, L.P., (“MLIM”) from 2004 to 2006, and was a Vice President there from 1999 to 2004. He has been a member of the Funds’ management team since 2000. Mr. Russo has eleven years’ experience as a portfolio manager and trader. Ms. Jelilian is a Director of and portfolio manager with BlackRock®. Prior to joining BlackRock in 2006, Ms. Jelilian was a Director of MLIM from 1999 to 2006, and has been a member of the Funds’ management team since 2000. Ms. Jelilian has fourteen years’ experience in investing and in managing index investments.

The Fund’s SAI provides additional information about the Portfolio Managers’ compensation, management of other accounts, and ownership of securities in the Fund.

MANAGEMENT FEES

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The Fund’s Manager receives an annual management fee of 0.50% of the Fund’s average daily net assets. The Manager may voluntarily waive a portion of its fee or reimburse the Fund for certain operating expenses.

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A discussion of the Board’s review of the Fund’s investment advisory contract is available in the Fund’s Annual Report dated October 31, 2007.

Legal Proceedings

Since October 2003, Federated and related entities (collectively, “Federated”), and various Federated funds (“Funds”), have been named as defendants in several class action lawsuits now pending in the United States District Court for the District of Maryland. The lawsuits were purportedly filed on behalf of people who purchased, owned and/or redeemed shares of Federated-sponsored mutual funds during specified periods beginning November 1, 1998. The suits are generally similar in alleging that Federated engaged in illegal and improper trading practices including market timing and late trading in concert with certain institutional traders, which allegedly caused financial injury to the mutual fund shareholders. These lawsuits began to be filed shortly after Federated’s first public announcement that it had received requests for information on shareholder trading activities in the Funds from the SEC, the Office of the New York State Attorney General (“NYAG”), and other authorities. In that regard, on November 28, 2005, Federated announced that it had reached final settlements with the SEC and the NYAG with respect to those matters. Specifically, the SEC and NYAG settled proceedings against three Federated subsidiaries involving undisclosed market timing arrangements and late trading. The SEC made findings: that Federated Investment Management Company (“FIMC”), an SEC-registered investment adviser to various Funds, and Federated Securities Corp., an SEC-registered broker-dealer and distributor for the Funds, violated provisions of the Investment Advisers Act and Investment Company Act by approving, but not disclosing, three market timing arrangements, or the associated conflict of interest between FIMC and the funds involved in the arrangements, either to other fund shareholders or to the funds’ board; and that Federated Shareholder Services Company, formerly an SEC-registered transfer agent, failed to prevent a customer and a Federated employee from late trading in violation of provisions of the Investment Company Act. The NYAG found that such conduct violated provisions of New York State law. Federated entered into the settlements without admitting or denying the regulators’ findings. As Federated previously reported in 2004, it has already paid approximately $8.0 million to certain funds as determined by an independent consultant. As part of these settlements, Federated agreed to pay disgorgement and a civil money penalty in the aggregate amount of an additional $72 million and, among other things, agreed that it would not serve as investment adviser to any registered investment company unless (i) at least 75% of the fund’s directors are independent of Federated, (ii) the chairman of each such fund is independent of Federated, (iii) no action may be taken by the fund’s board or any committee thereof unless approved by a majority of the independent trustees of the fund or committee, respectively, and (iv) the fund appoints a “senior officer” who reports to the independent trustees and is responsible for monitoring compliance by the fund with applicable laws and fiduciary duties and for managing the process by which management fees charged to a fund are approved. The settlements are described in Federated’s announcement which, along with previous press releases and related communications on those matters, is available in the “About Us” section of Federated’s website at FederatedInvestors.com.

Federated and various Funds have also been named as defendants in several additional lawsuits, the majority of which are now pending in the United States District Court for the Western District of Pennsylvania, alleging, among other things, excessive advisory and Rule 12b-1 fees.

The Board of the Funds has retained the law firm of Dickstein Shapiro LLP to represent the Funds in these lawsuits. Federated and the Funds, and their respective counsel, are reviewing the allegations and intend to defend this litigation. Additional lawsuits based upon similar allegations may be filed in the future. The potential impact of these lawsuits, all of which seek unquantified damages, attorneys’ fees, and expenses, and future potential similar suits is uncertain. Although we do not believe that these lawsuits will have a material adverse effect on the Funds, there can be no assurance that these suits, ongoing adverse publicity and/or other developments resulting from the regulatory investigations will not result in increased Fund redemptions, reduced sales of Fund shares, or other adverse consequences for the Funds.

Financial Information

FINANCIAL HIGHLIGHTS

The Financial Highlights will help you understand the Fund’s financial performance for its past five fiscal years. Some of the information is presented on a per Share basis. Total returns represent the rate an investor would have earned (or lost) on an investment in the Fund, assuming reinvestment of any dividends and capital gains.

This information has been audited by Ernst & Young LLP, an independent registered public accounting firm, whose report, along with the Fund’s audited financial statements, is included in the Annual Report.

Financial Highlights

(For a Share Outstanding Throughout Each Period)

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Year Ended October 31	2007	2006	2005	2004	2003

Net Asset Value, Beginning of Period	$17.19	$15.12	$13.73	$12.47	$8.85
Income From Investment Operations:
Net investment income (loss)	(0.02)[1]	(0.03)[1]	(0.06)[1]	(0.08)	(0.03)
Net realized and unrealized gain on investments and futures contracts	1.16	2.71	1.45	1.34	3.65

TOTAL FROM INVESTMENT OPERATIONS	1.14	2.68	1.39	1.26	3.62

Less Distributions:
Distributions from net realized gain on investments and futures contracts	(1.98)	(0.61)	--	--	--

Net Asset Value, End of Period	$16.35	$17.19	$15.12	$13.73	$12.47

Total Return[2]	7.39%	18.23%	10.12%	10.10%[3]	40.90%

Ratios to Average Net Assets:

Net expenses	1.81%	1.72%	1.72%	1.79%	1.77%

Net investment income (loss)	(0.11)%	(0.20)%	(0.41)%	(0.72)%	(0.47)%

Expense waiver/ reimbursement[4]	0.13%	0.20%	0.15%	0.10%	0.31%

Supplemental Data:

Net assets, end of period (000 omitted)	$20,968	$19,577	$14,232	$10,473	$8,643

Portfolio turnover	15%	22%	20%	27%	48%

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1 Per share numbers have been calculated using the average shares method.

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2 Based on net asset value, which does not reflect the sales charge, redemption fee, or contingent deferred sales charge, if applicable.

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3 During the period, the Fund was reimbursed by the Manager, which had an impact of 0.16% on the total return.

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4 This expense decrease is reflected in both the net expense and the net investment income (loss) ratios shown above.

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Further information about the Fund’s performance is contained in the Fund’s Annual Report, dated October 31, 2007, which can be obtained free of charge.

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Appendix A: Hypothetical Investment and Expense Information

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The following chart provides additional hypothetical information about the effect of the Fund’s expenses, including investment advisory fees and other Fund costs, on the Fund’s assumed returns over a 10-year period. The chart shows the estimated expenses that would be incurred in respect of a hypothetical investment of $10,000, assuming a 5% return each year, and no redemption of Shares. The chart also assumes that the Fund’s annual expense ratio stays the same throughout the 10-year period and that all dividends and distributions are reinvested. The annual expense ratio used in the chart is the same as stated in the “Fees and Expenses” table of this prospectus (and thus may not reflect any fee waiver or expense reimbursement currently in effect). The maximum amount of any sales charge that might be imposed on the purchase of Shares (and deducted from the hypothetical initial investment of $10,000; the “Front-End Sales Charge”) is reflected in the “Hypothetical Expenses” column. The hypothetical investment information does not reflect the effect of charges (if any) normally applicable to redemptions of Shares (e.g., deferred sales charges, redemption fees). Mutual fund returns, as well as fees and expenses, may fluctuate over time, and your actual investment returns and total expenses may be higher or lower than those shown below.

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FEDERATED MINI-CAP INDEX FUND - CLASS C SHARES
ANNUAL EXPENSE RATIO: 1.94%
MAXIMUM FRONT-END SALES CHARGE: NONE

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Year	Hypothetical Beginning Investment	Hypothetical Performance Earnings	Investment After Returns	Hypothetical Expenses	Hypothetical Ending Investment

1	$10,000.00	$500.00	$10,500.00	$196.97	$10,306.00

2	$10,306.00	$515.30	$10,821.30	$203.00	$10,621.36

3	$10,621.36	$531.07	$11,152.43	$209.21	$10,946.37

4	$10,946.37	$547.32	$11,493.69	$215.61	$11,281.33

5	$11,281.33	$564.07	$11,845.40	$222.21	$11,626.54

6	$11,626.54	$581.33	$12,207.87	$229.01	$11,982.31

7	$11,982.31	$599.12	$12,581.43	$236.01	$12,348.97

8	$12,348.97	$617.45	$12,966.42	$243.24	$12,726.85

9	$12,726.85	$636.34	$13,363.19	$250.68	$13,116.29

10	$13,116.29	$655.81	$13,772.10	$258.35	$13,517.65

Cumulative		$5,747.81		$2,264.29

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A Statement of Additional Information (SAI) dated December 31, 2007, is incorporated by reference into this prospectus. Additional information about the Fund and its investments is contained in the Fund’s SAI and Annual and
Semi-Annual Reports to shareholders as they become available. The Annual Report’s Management’s Discussion of Fund Performance discusses market conditions and investment strategies that significantly affected the Fund’s performance during its last fiscal year. The SAI contains a description of the Fund’s policies and procedures with respect to the disclosure of its portfolio securities. To obtain the SAI, Annual Report, Semi-Annual Report and other information without charge, and to make inquiries, call your financial intermediary or the Fund at 1-800-341-7400.

These documents, as well as additional information about the Fund (including portfolio holdings, performance and distributions), are also available on Federated’s website at FederatedInvestors.com.

You can obtain information about the Fund (including the SAI) by writing to or visiting the SEC’s Public Reference Room in Washington, DC. You may also access Fund information from the EDGAR Database on the SEC’s website at www.sec.gov. You can purchase copies of this information by contacting the SEC by email at publicinfo@sec.gov or by writing to the SEC’s Public Reference Section, Washington, DC 20549-0102. Call 1-202-942-8090 for information on the Public Reference Room’s operations and copying fees.

Federated Investors
World-Class Investment Manager

Federated Mini-Cap Index Fund
Federated Investors Funds
5800 Corporate Drive
Pittsburgh, PA 15237-7000

Contact us at FederatedInvestors.com
or call 1-800-341-7400.

Federated Securities Corp., Distributor

Investment Company Act File No. 811-6061

Federated is a registered mark of Federated Investors, Inc.
2007 ©Federated Investors, Inc.

Cusip 31420E601

G01169-01 (12/07)

Federated Investors
World-Class Investment Manager

Federated Mini-Cap Index Fund

A Portfolio of Federated Index Trust

PROSPECTUS

December 31, 2007

INSTITUTIONAL SHARES

A mutual fund seeking to provide investment results that correspond to the aggregate price and dividend performance of publicly-traded common stocks comprising the Russell 2000® Index (Index).

The Fund is neither affiliated with nor promoted, sponsored or endorsed by the Frank Russell Company. Frank Russell’s only relationship to the Fund is the licensing of the use of the Index. Frank Russell Company is the owner of the trademarks and copyrights relating to the Index. The Russell 2000® Index is a trademark/service mark of the Frank Russell Company. Russell™ is a trademark of the Frank Russell Company. Frank Russell Company is not responsible for and has not reviewed the Fund or any associated literature or publications and Frank Russell Company makes no representation or warranty, express or implied, as to their accuracy, or completeness, or otherwise.

As with all mutual funds, the Securities and Exchange Commission (SEC) has not approved or disapproved these securities or passed upon the adequacy of this prospectus. Any representation to the contrary is a criminal offense.

Not FDIC Insured * May Lose Value * No Bank Guarantee

CONTENTS

Risk/Return Summary	1
What are the Fund’s Fees and Expenses?	5
What are the Fund’s Investment Strategies?	6
What are the Principal Securities in Which the Fund Invests?	7
What are the Specific Risks of Investing in the Fund?	11
What Do Shares Cost?	14
How is the Fund Sold?	16
Payments to Financial Intermediaries	17
How to Purchase Shares	18
How to Redeem and Exchange Shares	21
Account and Share Information	24
Who Manages the Fund?	28
Legal Proceedings	30
Financial Information	31
Appendix A: Hypothetical Investment and Expense Information	33

Risk/Return Summary

WHAT IS THE FUND’S INVESTMENT OBJECTIVE?

The Fund’s investment objective is to provide investment results that correspond to the aggregate price and dividend performance of the approximately 2,000 publicly-traded common stocks that are ranked in terms of capitalization below the top 1,000 stocks that comprise the large and mid-range capitalization sector of the United States equity market. This group of stocks is known as the Russell 2000® Index (Index). While there is no assurance that the Fund will achieve its investment objective, it endeavors to do so by following the strategies and policies described in this prospectus.

WHAT ARE THE FUND’S MAIN INVESTMENT STRATEGIES?

The Fund normally invests its assets primarily in common stocks included in the Index. The Fund may invest in derivative contracts to implement its investment strategies as more fully described in this prospectus.

The Fund’s investment manager (Manager) has received an exemptive order from the SEC to permit the Trust and the Board of Trustees (the “Board”) to appoint and replace subadvisers for the Fund and to enter into and amend the Fund’s subadvisory agreements without further shareholder approval. See “Who Manages the Fund?”

WHAT ARE THE MAIN RISKS OF INVESTING IN THE FUND?

All mutual funds take investment risks. Therefore, it is possible to lose money by investing in the Fund. The primary factors that may reduce the Fund’s returns include:

  Stock Market Risks. The value of equity securities in the Fund’s portfolio will fluctuate and, as a result, the Fund’s share price may decline suddenly or over a sustained period of time.
  Risks Related to Company Size. Because the smaller companies in which the Fund may invest may have unproven track records, a limited product or service base and limited access to capital, they may be more likely to fail than larger companies.
  Liquidity Risks. Equity securities that are not widely held may trade less frequently than more widely held securities. Liquidity risk also refers to the possibility that the Fund may not be able to sell a security or close out a derivative contract when it wants to. If this happens, the Fund will be required to continue to hold the security or keep the position open, and the Fund could incur losses.
  Sector Risks. Because the Fund may allocate relatively more assets to certain industry sectors than others, the Fund’s performance may be more susceptible to any developments which affect those sectors emphasized by the Fund.

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  Credit Risk. Credit risk includes the possibility that a party to a transaction involving the Fund will fail to meet its obligations.

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  Leverage Risks. Leverage risk is created when an investment exposes the Fund to a level of risk that exceeds the amount invested. Changes in the value of such an investment magnify the Fund’s risk of loss and potential for gain.
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  Risks of Investing in Derivative Contracts and Hybrid Instruments. Derivative contracts and hybrid instruments involve risks different from, or possibly greater than, risks associated with investing directly in securities and other traditional investments. Specific risk issues related to the use of such contracts and instruments include valuation and tax issues, increased potential for losses and/or costs to the Fund, and a potential reduction in gains to the Fund. Each of these issues is described in greater detail in this prospectus. Derivative contracts and hybrid instruments may also involve other risks described in this prospectus or the Fund’s Statement of Additional Information (SAI), such as stock market, credit, liquidity and leverage risks.
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The Shares offered by this prospectus are not deposits or obligations of any bank, are not endorsed or guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other government agency.

Risk/Return Bar Chart and Table

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The performance information shown below will help you analyze the Fund’s investment risks in light of its historical returns. The bar chart shows the variability of the Fund’s Institutional Shares total returns on a calendar year-by-year basis. The Average Annual Total Return table shows returns averaged over the stated periods, and includes comparative performance information. The Fund’s performance will fluctuate, and past performance (before and after taxes) is no guarantee of future results.

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The Fund’s Institutional Shares are sold without a sales charge (load). The total returns shown in the bar chart above are based upon net asset value.

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The Fund’s Institutional Shares total return for the nine-month period from January 1, 2007 to September 30, 2007 was 2.59%.

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Within the period shown in the bar chart, the Fund’s Institutional Shares highest quarterly return was 22.98% (quarter ended June 30, 2003). Its lowest quarterly return was (21.52)% (quarter ended September 30, 2002).

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Average Annual Total Return Table

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Return Before Taxes is shown. In addition, Return After Taxes is shown for the Fund’s Institutional Shares to illustrate the effect of federal taxes on Fund returns. Actual after-tax returns depend on each investor’s personal tax situation, and are likely to differ from those shown. The table also shows returns for the Russell 2000 Index (RUS2), a broad-based market index that measures the performance of the 2,000 smallest companies in the Russell 3000 Index, which represents approximately 8% of the total market capitalization of the Russell 3000 Index. Index returns do not reflect taxes, sales charges, expenses or other fees that the SEC requires to be reflected in the Fund’s performance. Indexes are unmanaged and, unlike the Fund, are not affected by cashflows. It is not possible to invest directly in an index.

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(For the periods ended December 31, 2006)

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	1 Year	5 Years	10 Years

Fund:

Return Before Taxes	17.47%	10.53%	8.08%

Return After Taxes on Distributions[1]	15.06%	9.89%	6.58%

Return After Taxes on Distributions and Sale of Fund Shares[1]	13.66%	9.06%	6.35%

RUS2	18.37%	11.39%	9.44%

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1 After-tax returns are calculated using a standard set of assumptions. The stated returns assume the highest historical federal income and capital gains tax rates. Return After Taxes on Distributions assumes a continued investment in the Fund and shows the effect of taxes on Fund distributions. Return After Taxes on Distributions and Sale of Fund Shares assumes all Shares were redeemed at the end of each measurement period, and shows the effect of any taxable gain (or offsetting loss) on redemption, as well as the effects of taxes on Fund distributions. These after-tax returns do not reflect the effect of any applicable state and local taxes. After-tax returns are not relevant to investors holding Shares through tax-deferred programs, such as IRA or 401(k) plans.

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What are the Fund’s Fees and Expenses?

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FEDERATED MINI-CAP INDEX FUND

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FEES AND EXPENSES

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This table describes the fees and expenses that you may pay if you buy and hold Institutional Shares of the Fund.

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Shareholder Fees
Fees Paid Directly From Your Investment
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	None
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, as applicable)	None
Maximum Sales Charge (Load) Imposed on Reinvested Dividends (and other Distributions) (as a percentage of offering price)	None
Redemption Fee (as a percentage of amount redeemed, if applicable)	None
Exchange Fee	None

Annual Fund Operating Expenses (Before Waivers, Reimbursement and Reduction)[1]
Expenses That are Deducted From Fund Assets (as a percentage of average net assets)
Management Fee[2]	0.50%
Distribution (12b-1) Fee	None
Other Expenses[3]	0.69%
Total Annual Fund Operating Expenses[4]	1.19%

1 The percentages shown are based on expenses for the entire fiscal year ended October 31, 2007. However, the rate at which expenses are accrued during the fiscal year may not be constant and, at any particular point, may be greater or less than the stated average percentage. Although not contractually obligated to do so, the Manager and shareholder services provider waived, reimbursed and/or reduced certain amounts. These are shown below along with the net expenses the Fund actually paid for the fiscal year ended October 31, 2007.

Total Waivers, Reimbursement and Reduction of Fund Expenses	0.26%
Total Actual Annual Fund Operating Expenses (after waivers, reimbursement and reduction)	0.93%

2 The Manager voluntarily waived a portion of the management fee. The Manager can terminate this voluntary waiver at any time. The management fee paid by the Fund (after the voluntary waiver) was 0.37% for the fiscal year ended October 31, 2007.

3 Includes a shareholder services fee/account administration fee which is used to compensate intermediaries for shareholder services or account administrative services. Also includes a recordkeeping fee which is used to compensate intermediaries for recordkeeping services. Please see “Payments to Financial Intermediaries” herein. Also includes amounts the Fund might incur indirectly if it were to invest in other investment companies. For the fiscal year ended October 31, 2007, these “Acquired Fund Fees and Expenses” were less than 0.01%. The shareholder services provider voluntarily reimbursed a portion of its fee. Additionally, the shareholder services provider did not charge, and therefore the Fund did not accrue, a portion of its fee. The shareholder services provider can terminate this reimbursement and reduction at any time. Total other expenses paid by the Fund’s Institutional Shares (after the voluntary reimbursement and reduction) were 0.56% for the fiscal year ended October 31, 2007.

4 The Manager and its affiliates have voluntarily agreed to waive their fees and/or reimburse expenses (excluding Acquired Fund Fees and Expenses) so that the total operating expenses paid by the Fund’s Institutional Shares (after the voluntary waivers and reimbursements) will not exceed 0.94% for the fiscal year ending October 31, 2008. Although these actions are voluntary, the Manager and its affiliates have agreed not to terminate these waivers and/or reimbursements until after December 31, 2008.

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EXAMPLE

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This Example is intended to help you compare the cost of investing in the Fund’s Institutional Shares with the cost of investing in other mutual funds.

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The Example assumes that you invest $10,000 in the Fund’s Institutional Shares for the time periods indicated and then redeem all of your Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s Institutional Shares operating expenses are before waivers, reimbursement and reduction as shown in the table and remain the same. Although your actual costs and returns may be higher or lower, based on these assumptions your costs would be:

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1 Year	$121

3 Years	$378

5 Years	$654

10 Years	$1,443

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What are the Fund’s Investment Strategies?

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In pursuing its investment objective, the Fund normally invests its assets primarily in common stocks included in the Index. As of October 31, 2007, the capitalization range of the issuers comprising the Index was $14.0 million to $7.7 billion. As of the same date, the weighted median market capitalization of the Fund was $663.0 million. Market capitalization is determined by multiplying the number of outstanding shares of an issuer by the current market price per share. The Fund seeks to reduce the difference in the Fund’s portfolio performance relative to the Index (“tracking error”) by investing in a portfolio that seeks to replicate, as closely as possible, the composition of the Index. However, it is anticipated that the Fund may not invest in certain securities included in the Index because such securities account for a small percentage of the Index’s overall performance and the transaction costs associated with buying and selling such securities would likely outweigh any reduction in tracking error. The Fund attempts to achieve a 0.95 or better correlation between the performance of the Fund, before expenses, and that of the Index. The Fund also may employ the following strategies to attempt to further reduce tracking error: (1) buying and selling securities after announced changes in the Index but before or after the effective date of the changes; (2) purchasing index futures contracts in amounts approximating the cash held in the Fund’s portfolio; (3) lending the Fund’s securities to broker/dealers or other institutions to earn income for the Fund; and (4) purchasing domestically traded share classes of index companies other than the share class included in the Index.

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Because the Fund refers to index investments in its name, it will notify shareholders at least 60 days in advance of any changes in its investment policies that would enable the Fund to normally invest less than 80% of its assets in index investments.

What are the Principal Securities in Which the Fund Invests?

EQUITY SECURITIES

Equity securities represent a share of an issuer’s earnings and assets, after the issuer pays its liabilities. The Fund cannot predict the income it will receive from equity securities because issuers generally have discretion as to the payment of any dividends or distributions. However, equity securities offer greater potential for appreciation than many other types of securities, because their value increases directly with the value of the issuer’s business. The following describes the types of equity securities in which the Fund may invest:

Common Stocks

Common stocks are the most prevalent type of equity security. Common stocks receive the issuer’s earnings after the issuer pays its creditors and any preferred stockholders. As a result, changes in an issuer’s earnings directly influence the value of its common stock.

CONVERTIBLE SECURITIES

Convertible securities are fixed-income securities that the Fund has the option to exchange for equity securities at a specified conversion price. The option allows the Fund to realize additional returns if the market price of the equity securities exceeds the conversion price. For example, the Fund may hold fixed-income securities that are convertible into shares of common stock at a conversion price of $10 per share. If the market value of the shares of common stock reached $12, the Fund could realize an additional $2 per share by converting its fixed- income securities.

Convertible securities have lower yields than comparable fixed-income securities. In addition, at the time a convertible security is issued the conversion price exceeds the market value of the underlying equity securities. Thus, convertible securities may provide lower returns than non-convertible fixed- income securities or equity securities depending upon changes in the price of the underlying equity securities. However, convertible securities permit the Fund to realize some of the potential appreciation of the underlying equity securities with less risk of losing its initial investment.

DERIVATIVE CONTRACTS

Derivative contracts are financial instruments that require payments based upon changes in the values of designated securities, commodities, currencies, indices, or other assets or instruments including other derivative contracts, (each a “Reference Instrument” and collectively, “Reference Instruments”). Each party to a derivative contract is referred to as a counterparty. Some derivative contracts require payments relating to an actual, future trade involving the Reference Instrument. These types of derivatives are frequently referred to as “physically settled” derivatives. Other derivative contracts require payments relating to the income or returns from, or changes in the market value of, a Reference Instrument. These types of derivatives are known as “cash settled” derivatives, since they require cash payments in lieu of delivery of the Reference Instrument.

Many derivative contracts are traded on securities or commodities exchanges. In this case, the exchange sets all the terms of the contract except for the price. Investors make payments due under their contracts through the exchange. Most exchanges require investors to maintain margin accounts through their brokers to cover their potential obligations to the exchange. Parties to the contract make (or collect) daily payments to the margin accounts to reflect losses (or gains) in the value of their contracts. This protects investors against potential defaults by the counterparty. Trading contracts on an exchange also allows investors to close out their contracts by entering into offsetting contracts.

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The Fund may also trade derivative contracts over-the-counter (OTC) in transactions negotiated directly between the Fund and the counterparty. OTC contracts do not necessarily have standard terms, so they may be less liquid and more difficult to close out than exchange-traded contracts. In addition, OTC contracts with more specialized terms may be more difficult to value than exchange traded contracts, especially in times of financial stress.

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Depending on how the Fund uses derivative contracts and the relationships between the market value of a derivative contract and the Reference Instrument, derivative contracts may increase or decrease the Fund’s exposure to the risks of the Reference Instrument, and may also expose the fund to liquidity and leverage risks. OTC contracts also expose the Fund to credit risks in the event that a counterparty defaults on the contract.

Payment obligations arising in connection with derivative contracts are frequently required to be secured with collateral (in the case of OTC contracts) or margin (in the case of exchange-traded contracts, as previously noted).

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The Fund may invest in a derivative contract if it is permitted to own, invest in, or otherwise have economic exposure to the Reference Instrument. The Fund is not required to own a Reference Instrument in order to buy or sell a derivative contract relating to that Reference Instrument. The Fund may trade in the following specific types and/or combinations of derivative contracts:

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Futures Contracts

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Futures contracts provide for the future sale by one party and purchase by another party of a specified amount of a Reference Instrument at a specified price, date and time. Entering into a contract to buy a Reference Instrument is commonly referred to as buying a contract or holding a long position in the asset. Entering into a contract to sell a Reference Instrument is commonly referred to as selling a contract or holding a short position in the Reference Instrument. Futures contracts are considered to be commodity contracts. The Fund has claimed an exclusion from the definition of the term “commodity pool operator” under the Commodity Exchange Act and, therefore, is not subject to registration or regulation as a commodity pool operator under that Act. Futures contracts traded OTC are frequently referred to as forward contracts. The Fund can buy or sell financial futures (such as index futures and security futures).

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Option Contracts

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Option contracts (also called “options”) are rights to buy or sell a Reference Instrument for a specified price (the exercise price) during, or at the end of, a specified period. The seller (or writer) of the option receives a payment, or premium, from the buyer, which the writer keeps regardless of whether the buyer uses (or exercises) the option. A call option gives the holder (buyer) the right to buy the Reference Instrument from the seller (writer) of the option. A put option gives the holder the right to sell the Reference Instrument to the writer of the option. Options can trade on exchanges or in the OTC market and may be bought or sold on a wide variety of Reference Instruments. Options that are written on futures contracts will be subject to margin requirements similar to those applied to futures contracts.

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Swap Contracts

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A swap contract (also known as a “swap”) is a type of derivative contract in which two parties agree to pay each other (swap) the returns derived from Reference Instruments. Swaps do not always involve the delivery of the Reference Instruments by either party, and the parties might not own the Reference Instruments underlying the swap. The payments are usually made on a net basis so that, on any given day, the Fund would receive (or pay) only the amount by which its payment under the contract is less than (or exceeds) the amount of the other party’s payment. Swap agreements are sophisticated instruments that can take many different forms and are known by a variety of names.

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Common types of swaps in which the Fund may invest include total return swaps.

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HYBRID INSTRUMENTS

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Hybrid instruments combine elements of two different kinds of securities or financial instruments (such as a derivative contract). Frequently, the value of a hybrid instrument is determined by reference to changes in the value of a Reference Instrument (that is a designated security, commodity, currency, index, or other asset or instrument including a derivative contract). The Fund may use hybrid instruments only in connection with permissible investment activities. Hybrid instruments can take on many forms including, but not limited to, the following forms. First, a common form of a hybrid instrument combines elements of a derivative contract with those of another security (typically a fixed-income security). In this case all or a portion of the interest or principal payable on a hybrid security is determined by reference to changes in the price of a Reference Instrument. Second, a hybrid instrument may also combine elements of a fixed-income security and an equity security. Third, hybrid instruments may include convertible securities with conversion terms related to a Reference Instrument.

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Depending on the type and terms of the hybrid instrument, its risks may reflect a combination of the risks of investing in the Reference Instrument with the risks of investing in other securities, currencies, and derivative contracts. Thus, an investment in a hybrid instrument may entail significant risks in addition to those associated with traditional investments or the Reference Instrument. Hybrid instruments are also potentially more volatile than traditional securities or the Reference Instrument. Moreover, depending on the structure of the particular hybrid, it may expose the Fund to leverage risks or carry liquidity risks.

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ASSET SEGREGATION

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In order to secure its obligations in connection with derivative contracts or special transactions, the Fund will either own the underlying assets, enter into offsetting transactions or set aside cash or readily marketable securities. This requirement may cause the Fund to miss favorable trading opportunities, due to a lack of sufficient cash or readily marketable securities. This requirement may also cause the Fund to realize losses on offsetting or terminated derivative contracts or special transactions.

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SECURITIES LENDING

The Fund may lend portfolio securities to borrowers that the Manager deems creditworthy. In return, the Fund receives cash or liquid securities from the borrower as collateral. The borrower must furnish additional collateral if the market value of the loaned securities increases. Also, the borrower must pay the Fund the equivalent of any dividends or interest received on the loaned securities.

The Fund will reinvest cash collateral in securities that qualify as an acceptable investment for the Fund. However, the Fund must pay interest to the borrower for the use of cash collateral.

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Loans are subject to termination at the option of the Fund or the borrower. The Fund will not have the right to vote on securities while they are on loan. However, the Fund will attempt to terminate a loan in an effort to reacquire the securities in time to vote on matters that are deemed to be material by the Manager. There can be no assurance that the Fund will have sufficient notice of such matters to be able to terminate the loan in time to vote thereon. The Fund may pay administrative and custodial fees in connection with a loan and may pay a negotiated portion of the interest earned on the cash collateral to a securities lending agent or broker.

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Securities lending activities are subject to credit and leverage risks.

What are the Specific Risks of Investing in the Fund?

STOCK MARKET RISKS

The value of equity securities in the Fund’s portfolio will rise and fall. These fluctuations could be a sustained trend or a drastic movement. The Fund’s portfolio will reflect changes in prices of individual portfolio stocks or general changes in stock valuations. Consequently, the Fund’s share price may decline. The Fund’s investment in stock index futures will be subject to the same risk.

RISKS RELATED TO COMPANY SIZE

Generally, the smaller the market capitalization of a company, the fewer the number of shares traded daily, the less liquid its stock and the more volatile its price. Market capitalization is determined by multiplying the number of its outstanding shares by the current market price per share.

Companies with smaller market capitalizations also tend to have unproven track records, a limited product or service base and limited access to capital. These factors also increase risks and make these companies more likely to fail than companies with larger market capitalizations.

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LEVERAGE RISKS

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Leverage risk is created when an investment exposes the Fund to a level of risk that exceeds the amount invested. Changes in the value of such an investment magnify the Fund’s risk of loss and potential for gain.

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Investments can have these same results if their returns are based on a multiple of a specified index, security, or other benchmark.

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LIQUIDITY RISKS

Trading opportunities are more limited for equity securities that are not widely held. This may make it more difficult to sell or buy a security at a favorable price or time. Consequently, the Fund may have to accept a lower price to sell a security, sell other securities to raise cash or give up an investment opportunity, any of which could have a negative effect on the Fund’s performance. Infrequent trading of securities may also lead to an increase in their price volatility.

Liquidity risk also refers to the possibility that the Fund may not be able to sell a security or close out a derivative contract when it wants to. If this happens, the Fund will be required to continue to hold the security or keep the position open, and the Fund could incur losses.

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OTC derivative contracts generally carry greater liquidity risk than exchange-traded contracts. This risk may be increased in times of financial stress, if the trading market for OTC derivative contracts becomes restricted.

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SECTOR RISKS

Companies with similar characteristics may be grouped together in broad categories called sectors. Sector risk is the possibility that a certain sector may underperform other sectors or the market as a whole. As the Manager allocates more of the Fund’s portfolio holdings to a particular sector, the Fund’s performance will be more susceptible to any economic, business or other developments which generally affect that sector.

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RISKS OF INVESTING IN DERIVATIVE CONTRACTS AND HYBRID INSTRUMENTS

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The Fund’s use of derivative contracts and hybrid instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments. First, changes in the value of the derivative contracts and hybrid instruments in which the Fund invests may not be correlated with changes in the value of the underlying Reference Instruments or, if they are correlated, may move in the opposite direction than originally anticipated. Second, while some strategies involving derivatives may reduce the risk of loss, they may also reduce potential gains or, in some cases, result in losses by offsetting favorable price movements in portfolio holdings. Third, there is a risk that derivative contracts and hybrid instruments may be erroneously priced or improperly valued and, as a result, the Fund may need to make increased cash payments to the counterparty. Fourth, derivative contracts and hybrid instruments may cause the Fund to realize increased ordinary income or short-term capital gains (which are treated as ordinary income for Federal income tax purposes) and, as a result, may increase taxable distributions to shareholders. Fifth, a common provision in OTC derivative contracts permits the counterparty to terminate any such contract between it and the Fund, if the value of the Fund’s total net assets declines below a specified level over a given time period. Factors that may contribute to such a decline (which usually must be substantial) include significant shareholder redemptions and/or a marked decrease in the market value of the Fund’s investments. Any such termination of the Fund’s OTC derivative contracts may adversely affect the Fund (for example, by increasing losses and/or costs, and/or preventing the Fund from fully implementing its investment strategies). Finally, derivative contracts and hybrid instruments may also involve other risks described in this prospectus or in the Fund’s SAI, such as stock market, credit, liquidity and leverage risks.

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CREDIT RISKS

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Credit risk includes the possibility that a party to a transaction involving the Fund will fail to meet its obligations. This could cause the Fund to lose the benefit of the transaction or prevent the Fund from selling or buying other securities to implement its investment strategy.

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What Do Shares Cost?

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When the Fund receives your transaction request in proper form (as described in this prospectus), it is processed at the next calculated net asset value of a Share (NAV). A Share’s NAV is determined as of the end of regular trading on the New York Stock Exchange (NYSE) (normally 4:00 p.m. Eastern time) each day the NYSE is open. The Fund calculates the NAV of each class by valuing the assets allocated to the Share’s class, subtracting the liabilities allocated to the class and dividing the balance by the number of Shares of the class outstanding. The Fund’s current NAV and public offering price may be found at FederatedInvestors.com and in the mutual funds section of certain newspapers under “Federated.” You can purchase, redeem or exchange Shares any day the NYSE is open. When the Fund holds securities that trade principally in foreign markets on days the NYSE is closed, the value of the Fund’s assets may change on days you cannot purchase or redeem Shares. This may also occur when the U.S. markets for fixed-income securities are open on a day the NYSE is closed.

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In calculating its NAV, the Fund generally values investments as follows:

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  Equity securities listed on an exchange or traded through a regulated market system are valued at their last reported sale price or official closing price in their principal exchange or market.
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  Derivative contracts listed on exchanges are valued at their reported settlement or closing price.
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  OTC derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Board of Trustees (Board).
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If the Fund cannot obtain a price or price evaluation from a pricing service for an investment, the Fund may attempt to value the investment based upon the mean of bid and asked quotations, or fair value the investment based on price evaluations, from one or more dealers. If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could purchase or sell an investment at the price used to calculate the Fund’s NAV.

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Shares of other mutual funds are valued based upon their reported NAVs. The prospectuses for these mutual funds explain the circumstances under which they will use fair value pricing and the effects of using fair value pricing.

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FAIR VALUATION AND SIGNIFICANT EVENTS PROCEDURES

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The Board has ultimate responsibility for determining the fair value of investments for which market quotations are not readily available. The Board has appointed a Valuation Committee comprised of officers of the Fund and of the Adviser to assist in this responsibility and in overseeing the calculation of the NAV. The Board has also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Board. The Board periodically reviews and approves the fair valuations made by the Valuation Committee and any changes made to the procedures. The Fund’s Statement of Additional Information (SAI) discusses the methods used by pricing services and the Valuation Committee to value investments.

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Using fair value to price investments may result in a value that is different from an investment’s most recent closing price and from the prices used by other mutual funds to calculate their NAVs. The Valuation Committee generally will not change an investment’s fair value in the absence of new information relating to the investment or its issuer such as changes in the issuer’s business or financial results, or relating to external market factors, such as trends in the market values of comparable securities. This may result in less frequent, and larger, changes in fair values as compared to prices based on market quotations or price evaluations from pricing services or dealers.

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The Board also has adopted procedures requiring an investment to be priced at its fair value whenever the Adviser determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment’s value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:

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  With respect to securities traded in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures or options contracts;
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  With respect to price evaluations of fixed-income securities determined before the close of regular trading on the NYSE, actions by the Federal Reserve Open Market Committee and other significant trends in U.S. fixed-income markets;
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  Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded; and
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  Announcements concerning matters such as acquisitions, recapitalizations, or litigation developments, or a natural disaster affecting the issuer’s operations or regulatory changes or market developments affecting the issuer’s industry.
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The Valuation Committee uses a pricing service to determine the fair value of securities traded principally in foreign markets when the Adviser determines that there has been a significant trend in the U.S. equity markets or in index futures trading. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Valuation Committee will determine the fair value of the investment using another method approved by the Board. The Board has ultimate responsibility for any fair valuations made in response to a significant event.

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The fair valuation of securities following a significant event can serve to reduce arbitrage opportunities for short-term traders to profit at the expense of long-term investors in the Fund. For example, such arbitrage opportunities may exist when the market on which portfolio securities are traded closes before the Fund calculates its NAV, which is typically the case with Asian and European markets. However, there is no assurance that these significant event procedures will prevent dilution of the NAV by short-term traders. See “Account and Share Information--Frequent Trading Policies” for other procedures the Fund employs to deter such short-term trading.

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How is the Fund Sold?

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The Fund offers two Share classes: Institutional Shares and Class C Shares, each representing interests in a single portfolio of securities. This prospectus relates only to Institutional Shares. All Share classes have different sales charges and other expenses which affect their performance. Contact your financial intermediary or call 1-800-341-7400 for more information concerning the other class.

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The Fund’s Distributor, Federated Securities Corp., markets the Shares described in this prospectus to institutions acting on behalf of their customers or to individuals, directly or through financial intermediaries. Under the Distributor’s Contract with the Fund, the Distributor offers Shares on a continuous, best-efforts basis. The Distributor is a subsidiary of Federated Investors, Inc. (Federated).

Payments to Financial Intermediaries

The Fund and its affiliated service providers may pay fees as described below to financial intermediaries (such as broker-dealers, banks, investment advisers or third-party administrators) whose customers are shareholders of the Fund.

SERVICE FEES

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The Fund may pay Service Fees of up to 0.25% of average net assets to financial intermediaries or to Federated Shareholder Services Company (FSSC), a subsidiary of Federated, for providing services to shareholders and maintaining shareholder accounts. Intermediaries that receive Service Fees may include a company affiliated with management of Federated. If a financial intermediary receives Service Fees on an account, it is not eligible to also receive Account Administration Fees on that same account.

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ACCOUNT ADMINISTRATION FEES

The Fund may pay Account Administration Fees of up to 0.25% of average net assets to banks that are not registered as broker-dealers or investment advisers for providing administrative services to the Funds and shareholders. If a financial intermediary receives Account Administration Fees on an account, it is not eligible to also receive Service Fees or Recordkeeping Fees on that same account.

RECORDKEEPING FEES

The Fund may pay Recordkeeping Fees on an average net assets basis or on a per account per year basis to financial intermediaries for providing recordkeeping services to the Funds and shareholders. If a financial intermediary receives Recordkeeping Fees on an account, it is not eligible to also receive Account Administration Fees or Networking Fees on that same account.

NETWORKING FEES

The Fund may reimburse Networking Fees on a per account per year basis to financial intermediaries for providing administrative services to the Funds and shareholders on certain non-omnibus accounts. If a financial intermediary receives Networking Fees on an account, it is not eligible to also receive Recordkeeping Fees on that same account.

ADDITIONAL PAYMENTS TO FINANCIAL INTERMEDIARIES

The Distributor may pay out of its own resources amounts (including items of material value) to certain financial intermediaries that support the sale of Shares or provide services to Fund shareholders. The amounts of these payments could be significant, and may create an incentive for the financial intermediary or its employees or associated persons to recommend or sell Shares of the Fund to you. In some cases, such payments may be made by or funded from the resources of companies affiliated with the Distributor (including the Manager). These payments are not reflected in the fees and expenses listed in the fee table section of the Fund’s prospectus and described above because they are not paid by the Fund.

These payments are negotiated and may be based on such factors as the number or value of Shares that the financial intermediary sells or may sell; the value of client assets invested; or the type and nature of services or support furnished by the financial intermediary. These payments may be in addition to payments made by the Fund to the financial intermediary under a Service Fees arrangement. In connection with these payments, the financial intermediary may elevate the prominence or profile of the Fund and/or other Federated funds within the financial intermediary’s organization by, for example, placement on a list of preferred or recommended funds, and/or granting the Distributor preferential or enhanced opportunities to promote the funds in various ways within the financial intermediary’s organization. You can ask your financial intermediary for information about any payments it receives from the Distributor or the Fund and any services provided.

How to Purchase Shares

You may purchase Shares through a financial intermediary, directly from the Fund or through an exchange from another Federated fund. The Fund reserves the right to reject any request to purchase or exchange Shares.

The required minimum initial investment for Fund Shares is $25,000. There is no required minimum subsequent investment amount.

An account may be opened with a smaller amount as long as the $25,000 minimum is reached within 90 days. An institutional investor’s minimum investment is calculated by combining all accounts it maintains with the Fund. Accounts established through financial intermediaries may be subject to a smaller minimum investment amount. Keep in mind that financial intermediaries may charge you fees for their services in connection with your Share transactions.

THROUGH A FINANCIAL INTERMEDIARY

  Establish an account with the financial intermediary; and
  Submit your purchase order to the financial intermediary before the end of regular trading on the NYSE (normally 4:00 p.m. Eastern time). You will receive the next calculated NAV if the financial intermediary forwards the order to the Fund on the same day and the Fund receives payment within one business day. You will become the owner of Shares and receive dividends when the Fund receives your payment.

Financial intermediaries should send payments according to the instructions in the sections “By Wire” or “By Check.”

DIRECTLY FROM THE FUND

  Establish your account with the Fund by submitting a completed New Account Form; and
  Send your payment to the Fund by Federal Reserve wire or check.

You will become the owner of Shares and your Shares will be priced at the next calculated NAV after the Fund receives your wire or your check. If your check does not clear, your purchase will be canceled and you could be liable for any losses or fees incurred by the Fund or State Street Bank and Trust Company, the Fund’s transfer agent.

An institution may establish an account and place an order by calling the Fund and the Shares will be priced at the next calculated NAV after the Fund receives the order.

By Wire

Send your wire to:

State Street Bank and Trust Company
Boston, MA
Dollar Amount of Wire
ABA Number 011000028
Attention: EDGEWIRE
Wire Order Number, Dealer Number or Group Number
Nominee/Institution Name
Fund Name and Number and Account Number

You cannot purchase Shares by wire on holidays when wire transfers are restricted.

By Check

Make your check payable to The Federated Funds, note your account number on the check, and send it to:

The Federated Funds
P.O. Box 8600
Boston, MA 02266-8600

If you send your check by a private courier or overnight delivery service that requires a street address, send it to:

The Federated Funds
30 Dan Road
Canton, MA 02021

Payment should be made in U.S. dollars and drawn on a U.S. bank. The Fund reserves the right to reject any purchase request. For example, to protect against check fraud the Fund may reject any purchase request involving a check that is not made payable to The Federated Funds (including, but not limited to, requests to purchase Shares using third-party checks), or involving temporary checks or credit card checks.

THROUGH AN EXCHANGE

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You may purchase Shares through an exchange from any Federated fund or share class that does not have a stated sales charge or contingent deferred sales charge, except Liberty U.S. Government Money Market Trust and Class K Shares. You must meet the minimum initial investment requirement for purchasing Shares (if applicable) and both accounts must have identical registrations.

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BY SYSTEMATIC INVESTMENT PROGRAM

Once you have opened an account, you may automatically purchase additional Shares on a regular basis by completing the Systematic Investment Program (SIP) section of the New Account Form or by contacting the Fund or your financial intermediary. The minimum investment amount for SIPs is $50.

BY AUTOMATED CLEARING HOUSE (ACH)

Once you have opened an account, you may purchase additional Shares through a depository institution that is an ACH member. This purchase option can be established by completing the appropriate sections of the New Account Form.

How to Redeem and Exchange Shares

You should redeem or exchange Shares:

  through a financial intermediary if you purchased Shares through a financial intermediary; or
  directly from the Fund if you purchased Shares directly from the Fund.

Shares of the Fund may be redeemed for cash or exchanged for shares of the same class of other Federated funds on days on which the Fund computes its NAV. Redemption requests may be made by telephone or in writing.

THROUGH A FINANCIAL INTERMEDIARY

Submit your redemption or exchange request to your financial intermediary by the end of regular trading on the NYSE (normally 4:00 p.m. Eastern time). The redemption amount you will receive is based upon the next calculated NAV after the Fund receives the order from your financial intermediary.

DIRECTLY FROM THE FUND

By Telephone

You may redeem or exchange Shares by simply calling the Fund at 1-800-341-7400.

If you call before the end of regular trading on the NYSE (normally 4:00 p.m. Eastern time) you will receive a redemption amount based on that day’s NAV.

By Mail

You may redeem or exchange Shares by sending a written request to the Fund.

You will receive a redemption amount based on the next calculated NAV after the Fund receives your written request in proper form.

Send requests by mail to:

The Federated Funds
P.O. Box 8600
Boston, MA 02266-8600

Send requests by private courier or overnight delivery service to:

The Federated Funds
30 Dan Road
Canton, MA 02021

All requests must include:

  Fund Name and Share Class, account number and account registration;
  amount to be redeemed or exchanged;
  signatures of all shareholders exactly as registered; and
  if exchanging, the Fund Name and Share Class, account number and account registration into which you are exchanging.

Call your financial intermediary or the Fund if you need special instructions.

Signature Guarantees

Signatures must be guaranteed by a financial institution which is a participant in a Medallion signature guarantee program if:

  your redemption will be sent to an address other than the address of record;
  your redemption will be sent to an address of record that was changed within the last 30 days;
  a redemption is payable to someone other than the shareholder(s) of record; or
  if exchanging (transferring) into another fund with a different shareholder registration.

A Medallion signature guarantee is designed to protect your account from fraud. Obtain a Medallion signature guarantee from a bank or trust company, savings association, credit union or broker, dealer, or securities exchange member. A notary public cannot provide a signature guarantee.

PAYMENT METHODS FOR REDEMPTIONS

Your redemption proceeds will be mailed by check to your address of record. The following payment options are available if you complete the appropriate section of the New Account Form or an Account Service Options Form. These payment options require a signature guarantee if they were not established when the account was opened:

  an electronic transfer to your account at a financial institution that is an ACH member; or
  wire payment to your account at a domestic commercial bank that is a Federal Reserve System member.

Redemption in Kind

Although the Fund intends to pay Share redemptions in cash, it reserves the right to pay the redemption price in whole or in part by a distribution of the Fund’s portfolio securities.

LIMITATIONS ON REDEMPTION PROCEEDS

Redemption proceeds normally are wired or mailed within one business day after receiving a request in proper form. Payment may be delayed for up to seven days:

  to allow your purchase to clear (as discussed below);
  during periods of market volatility;
  when a shareholder’s trade activity or amount adversely impacts the Fund’s ability to manage its assets; or
  during any period when the Federal Reserve wire or applicable Federal Reserve banks are closed, other than customary weekend and holiday closings.

If you request a redemption of Shares recently purchased by check (including a cashier’s check or certified check), money order, bank draft or ACH, your redemption proceeds may not be made available up to seven calendar days to allow the Fund to collect payment on the instrument used to purchase such Shares. If the purchase instrument does not clear, your purchase order will be cancelled and you will be responsible for any losses incurred by the Fund as a result of your cancelled order.

In addition, the right of redemption may be suspended, or the payment of proceeds may be delayed, during any period:

  when the NYSE is closed, other than customary weekend and holiday closings;
  when trading on the NYSE is restricted, as determined by the SEC; or
  in which an emergency exists, as determined by the SEC, so that disposal of the Fund’s investments or determination of its NAV is not reasonably practicable.

You will not accrue interest or dividends on uncashed redemption checks from the Fund if those checks are undeliverable and returned to the Fund.

EXCHANGE PRIVILEGE

You may exchange Shares of the Fund for shares of any Federated fund or share class that does not have a stated sales charge or contingent deferred sales charge, except Liberty U.S. Government Money Market Trust and Class K Shares. To do this, you must:

  ensure that the account registrations are identical;
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  meet any applicable minimum initial investment requirements; and
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  receive a prospectus for the fund into which you wish to exchange.

An exchange is treated as a redemption and a subsequent purchase, and is a taxable transaction.

The Fund may modify or terminate the exchange privilege at any time. In addition, the Fund may terminate your exchange privilege if your exchange activity is found to be excessive under the Fund’s frequent trading policies. See “Account and Share Information--Frequent Trading Policies.”

ADDITIONAL CONDITIONS

Telephone Transactions

The Fund will record your telephone instructions. If the Fund does not follow reasonable procedures, it may be liable for losses due to unauthorized or fraudulent telephone instructions.

Share Certificates

The Fund no longer issues share certificates. If you are redeeming or exchanging Shares represented by certificates previously issued by the Fund, you must return the certificates with your written redemption or exchange request. For your protection, send your certificates by registered or certified mail, but do not endorse them.

Account and Share Information

CONFIRMATIONS AND ACCOUNT STATEMENTS

You will receive confirmation of purchases, redemptions and exchanges. In addition, you will receive periodic statements reporting all account activity, including systematic transactions, dividends and capital gains paid.

DIVIDENDS AND CAPITAL GAINS

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The Fund declares and pays any dividends annually to shareholders. If you purchase Shares by wire, you begin earning dividends on the day your wire is received. If you purchase Shares by check, you begin earning dividends on the business day after the Fund receives your check. In either case, you earn dividends through the day your redemption request is received.

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In addition, the Fund pays any capital gains at least annually. Your dividends and capital gains distributions will be automatically reinvested in additional Shares without a sales charge, unless you elect cash payments. Dividends may also be reinvested without sales charges in shares of any class of any other Federated fund of which you are already a shareholder.

If you have elected to receive dividends and/or capital gain distributions in cash, and your check is returned by the postal or other delivery service as “undeliverable,” or you do not respond to mailings from Federated with regard to uncashed distribution checks, your distribution option will automatically be converted to having all dividends and capital gains reinvested in additional shares. No interest will accrue on amounts represented by uncashed distribution checks.

If you purchase Shares just before the record date for a dividend or capital gain distribution, you will pay the full price for the Shares and then receive a portion of the price back in the form of a taxable distribution, whether or not you reinvest the distribution in Shares. Therefore, you should consider the tax implications of purchasing Shares shortly before the record date for a dividend or capital gain. Contact your financial intermediary or the Fund for information concerning when dividends and capital gains will be paid.

ACCOUNTS WITH LOW BALANCES

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Due to the high cost of maintaining accounts with low balances, accounts may be closed if redemptions or exchanges cause the account balance to fall below $25,000. Before an account is closed, you will be notified and allowed at least 30 days to purchase additional Shares to meet the minimum.

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TAX INFORMATION

The Fund sends an annual statement of your account activity to assist you in completing your federal, state and local tax returns. Fund distributions of dividends and capital gains are taxable to you whether paid in cash or reinvested in the Fund. Dividends are taxable at different rates depending on the source of dividend income. Capital gains are taxable at different rates depending upon the length of time the Fund holds its assets.

Fund distributions are expected to be both dividends and capital gains. Redemptions and exchanges are taxable sales. Please consult your tax adviser regarding your federal, state, and local tax liability.

FREQUENT TRADING POLICIES

Frequent or short-term trading into and out of the Fund can have adverse consequences for the Fund and shareholders who use the Fund as a long-term investment vehicle. Such trading in significant amounts can disrupt the Fund’s investment strategies (e.g., by requiring it to sell investments at inopportune times or maintain excessive short-term or cash positions to support redemptions), increase brokerage and administrative costs and affect the timing and amount of taxable gains distributed by the Fund. Investors engaged in such trading may also seek to profit by anticipating changes in the Fund’s NAV in advance of the time as of which NAV is calculated.

The Fund’s Board has approved policies and procedures intended to discourage excessive frequent or short-term trading of the Fund’s Shares. The Fund monitors trading in Fund Shares in an effort to identify disruptive trading activity. The Fund monitors trades into and out of the Fund within a period of 30 days or less. The size of Share transactions subject to monitoring varies. However, where it is determined that a shareholder has exceeded the detection amounts twice within a period of twelve months, the shareholder will be precluded from making further purchases or exchanges of Fund Shares. The Fund may also monitor trades into and out of the Fund over periods longer than 30 days, and if potentially disruptive trading activity is detected, the shareholder will be precluded from making further purchases or exchanges of Fund Shares. Whether or not the specific monitoring limits are exceeded, the Fund’s management or the Manager may determine from the amount, frequency or pattern of purchases and redemptions or exchanges that a shareholder is engaged in excessive trading that is or could be detrimental to the Fund and other shareholders and may preclude the shareholder from making further purchases or exchanges of Fund Shares. No matter how the Fund defines its limits on frequent trading of Fund Shares, other purchases and sales of Fund Shares may have adverse effects on the management of the Fund’s portfolio and its performance.

The Fund’s frequent trading restrictions do not apply to purchases and sales of Fund Shares by other Federated funds. These funds impose the same frequent trading restrictions as the Fund at their shareholder level. In addition, allocation changes of the investing Federated fund are monitored, and the managers of the recipient fund must determine that there is no disruption to their management activity. The intent of this exception is to allow investing fund managers to accommodate cash flows that result from non-abusive trading in the investing fund, without being stopped from such trading because the aggregate of such trades exceeds the monitoring limits. Nonetheless, as with any trading in Fund Shares, purchases and redemptions of Fund Shares by other Federated funds could adversely affect the management of the Fund’s portfolio and its performance.

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The Fund’s objective is that its restrictions on short-term trading should apply to all shareholders that are subject to the restrictions, regardless of the number or type of accounts in which Shares are held. However, the Fund anticipates that limitations on its ability to identify trading activity to specific shareholders, including where shares are held through intermediaries in multiple or omnibus accounts, will mean that these restrictions may not be able to be applied uniformly in all cases.

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PORTFOLIO HOLDINGS INFORMATION

Information concerning the Fund’s portfolio holdings is available in the “Products” section of Federated’s website at FederatedInvestors.com. A complete listing of the Fund’s portfolio holdings as of the end of each calendar quarter is posted on the website 30 days (or the next business day) after the end of the quarter and remains posted until replaced by the information for the succeeding quarter. Summary portfolio composition information as of the close of each month is posted on the website 15 days (or the next business day) after month-end and remains until replaced by the information for the succeeding month. The summary portfolio composition information may include identification of the Fund’s top ten holdings, recent purchase and sale transactions and a percentage breakdown of the portfolio by sector.

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To access this information from the “Products” section of the website, click on the “Portfolio Holdings” link under “Related Information” and select the appropriate link opposite the name of the Fund, or select the name of the Fund, and from the Fund’s page click on the “Portfolio Holdings” or “Composition” link.

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You may also access portfolio information as of the end of the Fund’s fiscal quarters from the “Products” section of the website. The Fund’s annual and semiannual reports, which contain complete listings of the Fund’s portfolio holdings as of the end of the Fund’s second and fourth fiscal quarters, may be accessed by selecting the “Prospectuses and Regulatory Reports” link under “Related Information” and selecting the link to the appropriate PDF. Complete listings of the Fund’s portfolio holdings as of the end of the Fund’s first and third fiscal quarters may be accessed by selecting “Portfolio Holdings” from the “Products” section and then selecting the appropriate link opposite the name of the Fund. Fiscal quarter information is made available on the website within 70 days after the end of the fiscal quarter. This information is also available in reports filed with the SEC at the SEC’s website at www.sec.gov.

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Who Manages the Fund?

The Board governs the Fund. The Board selects and oversees the Manager, Federated Equity Management Company of Pennsylvania. The Manager, in turn, oversees the management of the Fund’s assets by the subadviser, BlackRock Investment Management, LLC (BlackRock or the “Subadviser”). BlackRock began managing the portfolio as of the close of business September 29, 2006.

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BlackRock is a wholly owned subsidiary of BlackRock, Inc. On September 29, 2006, BlackRock, Inc. consummated a transaction with Merrill Lynch & Co., Inc. whereby Merrill Lynch & Co., Inc.’s investment management business combined with that of BlackRock to create a new independent company that is one of the world’s largest asset management firms with approximately $1.3 trillion in assets under management. The combined company has approximately 5,100 employees in 19 countries.

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Federated Advisory Services Company (FASC), an affiliate of the Manager, provides research, quantitative analysis, equity trading and transaction settlement and certain support services to the Manager. The fee for these services is paid by the Manager and not by the Fund. The Manager’s responsibilities include selecting the Subadviser and the continued review and evaluation of the Subadviser’s performance. The address of the Manager and FASC is Federated Investors Tower, 1001 Liberty Avenue, Pittsburgh, PA 15222-3779.

The Manager has delegated daily management of all of the Fund assets to BlackRock, who is paid by the Manager and not by the Fund. The Subadviser has complete discretion, subject to the Manager’s oversight, to purchase and sell portfolio securities for the Fund. The Subadviser’s address is P.O. Box 9011, Princeton, NJ 08543-9011.

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The Manager and other subsidiaries of Federated advise approximately 148 equity, fixed-income, and money market mutual funds as well as a variety of customized separately managed accounts, which totaled approximately $237 billion in assets as of December 31, 2006. Federated was established in 1955 and is one of the largest investment managers in the United States with approximately 1,243 employees. Federated provides investment products to more than 5,500 investment professionals and institutions.

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PORTFOLIO MANAGEMENT INFORMATION

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Debra L. Jelilian, Jeffrey L. Russo, CFA

Subject to the oversight of the Manager, BlackRock Investment Management’s Quantitative Index Management Team is responsible for the day-to-day management of the Fund. The Fund is managed by Debra L. Jelilian and Jeffrey L. Russo, CFA, who are members of the Quantitative Index Management Team. The team is jointly responsible for the day-to-day management of the Fund’s portfolio. Mr. Russo is a Director of and portfolio manager with BlackRock®. Prior to joining BlackRock in 2006, Mr. Russo was a Director of Merrill Lynch Investment Managers, L.P., (“MLIM”) from 2004 to 2006, and was a Vice President there from 1999 to 2004. He has been a member of the Funds’ management team since 2000. Mr. Russo has eleven years’ experience as a portfolio manager and trader. Ms. Jelilian is a Director of and portfolio manager with BlackRock®. Prior to joining BlackRock in 2006, Ms. Jelilian was a Director of MLIM from 1999 to 2006, and has been a member of the Funds’ management team since 2000. Ms. Jelilian has fourteen years’ experience in investing and in managing index investments.

The Fund’s SAI provides additional information about the Portfolio Managers’ compensation, management of other accounts, and ownership of securities in the Fund.

MANAGEMENT FEES

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The Fund’s Manager receives an annual management fee of 0.50% of the Fund’s average daily net assets. The Manager may voluntarily waive a portion of its fee or reimburse the Fund for certain operating expenses.

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A discussion of the Board’s review of the Fund’s investment advisory contract is available in the Fund’s Annual Report dated October 31, 2007.


Legal Proceedings

Since October 2003, Federated and related entities (collectively, “Federated”), and various Federated funds (“Funds”), have been named as defendants in several class action lawsuits now pending in the United States District Court for the District of Maryland. The lawsuits were purportedly filed on behalf of people who purchased, owned and/or redeemed shares of Federated-sponsored mutual funds during specified periods beginning November 1, 1998. The suits are generally similar in alleging that Federated engaged in illegal and improper trading practices including market timing and late trading in concert with certain institutional traders, which allegedly caused financial injury to the mutual fund shareholders. These lawsuits began to be filed shortly after Federated’s first public announcement that it had received requests for information on shareholder trading activities in the Funds from the SEC, the Office of the New York State Attorney General (“NYAG”), and other authorities. In that regard, on November 28, 2005, Federated announced that it had reached final settlements with the SEC and the NYAG with respect to those matters. Specifically, the SEC and NYAG settled proceedings against three Federated subsidiaries involving undisclosed market timing arrangements and late trading. The SEC made findings: that Federated Investment Management Company (“FIMC”), an SEC-registered investment adviser to various Funds, and Federated Securities Corp., an SEC-registered broker-dealer and distributor for the Funds, violated provisions of the Investment Advisers Act and Investment Company Act by approving, but not disclosing, three market timing arrangements, or the associated conflict of interest between FIMC and the funds involved in the arrangements, either to other fund shareholders or to the funds’ board; and that Federated Shareholder Services Company, formerly an SEC-registered transfer agent, failed to prevent a customer and a Federated employee from late trading in violation of provisions of the Investment Company Act. The NYAG found that such conduct violated provisions of New York State law. Federated entered into the settlements without admitting or denying the regulators’ findings. As Federated previously reported in 2004, it has already paid approximately $8.0 million to certain funds as determined by an independent consultant. As part of these settlements, Federated agreed to pay disgorgement and a civil money penalty in the aggregate amount of an additional $72 million and, among other things, agreed that it would not serve as investment adviser to any registered investment company unless (i) at least 75% of the fund’s directors are independent of Federated, (ii) the chairman of each such fund is independent of Federated, (iii) no action may be taken by the fund’s board or any committee thereof unless approved by a majority of the independent trustees of the fund or committee, respectively, and (iv) the fund appoints a “senior officer” who reports to the independent trustees and is responsible for monitoring compliance by the fund with applicable laws and fiduciary duties and for managing the process by which management fees charged to a fund are approved. The settlements are described in Federated’s announcement which, along with previous press releases and related communications on those matters, is available in the “About Us” section of Federated’s website at FederatedInvestors.com.

Federated and various Funds have also been named as defendants in several additional lawsuits, the majority of which are now pending in the United States District Court for the Western District of Pennsylvania, alleging, among other things, excessive advisory and Rule 12b-1 fees.

The Board of the Funds has retained the law firm of Dickstein Shapiro LLP to represent the Funds in these lawsuits. Federated and the Funds, and their respective counsel, are reviewing the allegations and intend to defend this litigation. Additional lawsuits based upon similar allegations may be filed in the future. The potential impact of these lawsuits, all of which seek unquantified damages, attorneys’ fees, and expenses, and future potential similar suits is uncertain. Although we do not believe that these lawsuits will have a material adverse effect on the Funds, there can be no assurance that these suits, ongoing adverse publicity and/or other developments resulting from the regulatory investigations will not result in increased Fund redemptions, reduced sales of Fund shares, or other adverse consequences for the Funds.

Financial Information

FINANCIAL HIGHLIGHTS

The Financial Highlights will help you understand the Fund’s financial performance for its past five fiscal years. Some of the information is presented on a per Share basis. Total returns represent the rate an investor would have earned (or lost) on an investment in the Fund, assuming reinvestment of any dividends and capital gains.

This information has been audited by Ernst & Young LLP, an independent registered public accounting firm, whose report, along with the Fund’s audited financial statements, is included in the Annual Report.

Financial Highlights

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(For a Share Outstanding Throughout Each Period)

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
Year Ended October 31	2007	2006	2005	2004	2003

Net Asset Value, Beginning of Period	$17.85	$15.58	$14.06	$12.65	$8.95
Income From Investment Operations:
Net investment income	0.13 [1]	0.10 [1]	0.06 [1]	0.02	0.04
Net realized and unrealized gain on investments and futures contracts	1.20	2.81	1.48	1.40	3.70

TOTAL FROM INVESTMENT OPERATIONS	1.33	2.91	1.54	1.42	3.74

Less Distributions:
Distributions from net investment income	(0.11)	(0.03)	(0.02)	(0.01)	(0.04)
Distributions from net realized gain on investments and futures contracts	(1.98)	(0.61)	--	--	--

TOTAL DISTRIBUTIONS	(2.09)	(0.64)	(0.02)	(0.01)	(0.04)

Net Asset Value, End of Period	$17.09	$17.85	$15.58	$14.06	$12.65

Total Return[2]	8.31%	19.24%	10.95%	11.20%[3]	41.96%

Ratios to Average Net Assets:

Net expenses	0.93%	0.91%	0.91%	0.91%	0.89%

Net investment income	0.77%	0.60%	0.40%	0.16%	0.41%

Expense waiver/reimbursement[4]	0.23%	0.29%	0.25%	0.23%	0.44%

Supplemental Data:

Net assets, end of period (000 omitted)	$81,091	$88,669	$79,665	$90,937	$89,785

Portfolio turnover	15%	22%	20%	27%	48%

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1 Per share numbers have been calculated using the average shares method.

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

2 Based on net asset value, which does not reflect the sales charge, redemption fee, or contingent deferred sales charge, if applicable.

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3 During the period, the Fund was reimbursed by the Manager, which had an impact of 0.24% on the total return.

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

4 This expense decrease is reflected in both the net expense and the net investment income ratios shown above.

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Further information about the Fund’s performance is contained in the Fund’s Annual Report, dated October 31, 2007, which can be obtained free of charge.

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Appendix A: Hypothetical Investment and Expense Information

The following chart provides additional hypothetical information about the effect of the Fund’s expenses, including investment advisory fees and other Fund costs, on the Fund’s assumed returns over a 10-year period. The chart shows the estimated expenses that would be incurred in respect of a hypothetical investment of $10,000, assuming a 5% return each year, and no redemption of Shares. The chart also assumes that the Fund’s annual expense ratio stays the same throughout the 10-year period and that all dividends and distributions are reinvested. The annual expense ratio used in the chart is the same as stated in the “Fees and Expenses” table of this prospectus (and thus may not reflect any fee waiver or expense reimbursement currently in effect). The maximum amount of any sales charge that might be imposed on the purchase of Shares (and deducted from the hypothetical initial investment of $10,000; the “Front-End Sales Charge”) is reflected in the “Hypothetical Expenses” column. The hypothetical investment information does not reflect the effect of charges (if any) normally applicable to redemptions of Shares (e.g., deferred sales charges, redemption fees). Mutual fund returns, as well as fees and expenses, may fluctuate over time, and your actual investment returns and total expenses may be higher or lower than those shown below.

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FEDERATED MINI-CAP INDEX FUND - INSTITUTIONAL SHARES
ANNUAL EXPENSE RATIO: 1.19%
MAXIMUM FRONT-END SALES CHARGE: NONE

Year	Hypothetical Beginning Investment	Hypothetical Performance Earnings	Investment After Returns	Hypothetical Expenses	Hypothetical Ending Investment

1	$10,000.00	$500.00	$10,500.00	$121.27	$10,381.00

2	$10,381.00	$519.05	$10,900.05	$125.89	$10,776.52

3	$10,776.52	$538.83	$11,315.35	$130.68	$11,187.11

4	$11,187.11	$559.36	$11,746.47	$135.66	$11,613.34

5	$11,613.34	$580.67	$12,194.01	$140.83	$12,055.81

6	$12,055.81	$602.79	$12,658.60	$146.20	$12,515.14

7	$12,515.14	$625.76	$13,140.90	$151.77	$12,991.97

8	$12,991.97	$649.60	$13,641.57	$157.55	$13,486.96

9	$13,486.96	$674.35	$14,161.31	$163.55	$14,000.81

10	$14,000.81	$700.04	$14,700.85	$169.78	$14,534.24

Cumulative		$5,950.45		$1,443.18


A Statement of Additional Information (SAI) dated December 31, 2007, is incorporated by reference into this prospectus. Additional information about the Fund and its investments is contained in the Fund’s SAI and Annual and Semi-Annual Reports to shareholders as they become available. The Annual Report’s Management’s Discussion of Fund Performance discusses market conditions and investment strategies that significantly affected the Fund’s performance during its last fiscal year. The SAI contains a description of the Fund’s policies and procedures with respect to the disclosure of its portfolio securities. To obtain the SAI, Annual Report, Semi-Annual Report and other information without charge, and to make inquiries, call your financial intermediary or the Fund at 1-800-341-7400.

These documents, as well as additional information about the Fund (including portfolio holdings, performance and distributions), are also available on Federated’s website at FederatedInvestors.com.

You can obtain information about the Fund (including the SAI) by writing to or visiting the SEC’s Public Reference Room in Washington, DC. You may also access Fund information from the EDGAR Database on the SEC’s website at www.sec.gov. You can purchase copies of this information by contacting the SEC by email at publicinfo@sec.gov or by writing to the SEC’s Public Reference Section, Washington, DC 20549-0102. Call 1-202-942-8090 for information on the Public Reference Room’s operations and copying fees.

Federated Investors
World-Class Investment Manager

Federated Mini-Cap Index Fund
Federated Investors Funds
5800 Corporate Drive
Pittsburgh, PA 15237-7000

Contact us at FederatedInvestors.com
or call 1-800-341-7400.

Federated Securities Corp., Distributor

Investment Company Act File No. 811-6061

Federated is a registered mark of Federated Investors, Inc.
2007 ©Federated Investors, Inc.

Cusip 31420E304

2062305A (12/07)

FEDERATED MAX-CAP INDEX FUND

A PORTFOLIO OF FEDERATED INDEX TRUST

STATEMENT OF ADDITIONAL INFORMATION

DECEMBER 31, 2007

INSTITUTIONAL SHARES
INSTITUTIONAL SERVICE SHARES
CLASS C SHARES
CLASS K SHARES
This Statement of Additional Information (SAI) is not a prospectus. Read this
SAI in conjunction with the prospectuses for Institutional Shares, Institutional
Service Shares, Class C Shares and Class K Shares of Federated Max-Cap Index
Fund (Fund), dated December 31, 2007.

This SAI incorporates by reference the Fund's Annual Report. Obtain the prospectuses or the Annual Report without charge by calling 1-800-341-7400.

                                         CONTENTS
                                         How is the Fund Organized?......
                                         Securities in Which the Fund Invests...
                                         What Do Shares Cost?...................
                                         How is the Fund Sold?..................
                                         Exchanging Securities for Shares.......
                                         Subaccounting Services.................
                                         Redemption in Kind.....................
                                         Massachusetts Partnership Law..........
                                         Account and Share Information..........
                                         Tax Information........................
                                         Who Manages and Provides Services to
                                         the Fund?..............................
                                         How Does the Fund Measure Performance?.
                                         Who is Federated Investors, Inc.?......
                                         Financial Information..................
                                         Standard & Poor's..................
                                         Addresses..............................
                                         Appendix...............................
Federated Max-Cap Index Fund
Federated Investors Funds
5800 Corporate Drive
Pittsburgh, PA 15237-7000
Contact us at FEDERATEDINVESTORS.COM
or call 1-800-341-7400.
Federated Securities Corp., Distributor

0032104B (12/07)

Federated is a registered mark
of Federated Investors, Inc.
2007 {copyright}Federated Investors, Inc.

                                -0-

HOW IS THE FUND ORGANIZED?

The Fund is a diversified portfolio of Federated Index Trust (Trust).  The Trust is an open-end, management investment company that was established under the laws of the Commonwealth of Massachusetts on January 30, 1990. The Trust may
offer separate series of shares representing interests in separate portfolios of securities. The Fund changed its name from Federated Max-Cap Fund to Federated
Max-Cap Index Fund on July 21, 2001.

The Board of Trustees (Board) has established four classes of shares of the
Fund, known as Institutional Shares, Institutional Service Shares, Class C
Shares and Class K Shares (Shares). This SAI relates to all classes of Shares.
The Fund's investment manager is Federated Equity Management Company of
Pennsylvania (Manager).

SECURITIES IN WHICH THE FUND INVESTS

In pursuing its investment strategy, the Fund may invest in the following securities for any purpose that is consistent with its investment objective:

SECURITIES DESCRIPTIONS AND TECHNIQUES

EQUITY SECURITIES
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Equity securities represent a share of an issuer's earnings and assets, after the issuer pays its liabilities.  The Fund cannot predict the income it will receive from equity securities because issuers generally have discretion as to the payment of any dividends or distributions.  However, equity securities offer greater potential for appreciation than many other types of securities, because their value increases directly with the value of the issuer's business.  The following describes the types of equity securities in which the Fund invests.


COMMON STOCKS
Common  stocks  are  the  most  prevalent type of equity security. Common stocks receive the issuer's earnings after  the  issuer  pays  its  creditors  and  any preferred  stockholders.  As  a result, changes in an issuer's earnings directly influence the value of its common stock.

PREFERRED STOCKS
Preferred stocks have the right  to receive specified dividends or distributions before the issuer makes payments on its common stock. Some preferred stocks also participate  in dividends and distributions  paid  on  common  stock.  Preferred stocks may also  permit  the issuer to redeem the stock. The Fund may treat such redeemable preferred stock as a fixed-income security.

INTERESTS IN OTHER LIMITED LIABILITY COMPANIES
Entities such as limited partnerships,  limited  liability  companies,  business trusts  and  companies  organized outside the United States may issue securities comparable to common or preferred stock.

REAL ESTATE INVESTMENT TRUSTS (REITS)
REITs  are  real  estate investment  trusts  that  lease,  operate  and  finance commercial real estate.  REITs  are  exempt from federal corporate income tax if they  limit their operations and distribute  most  of  their  income.  Such  tax requirements limit a REIT's ability to respond to changes in the commercial real estate market.

WARRANTS
Warrants  give  the  Fund  the option to buy the issuer's equity securities at a specified price (the exercise  price) at a specified future date (the expiration date). The Fund may buy the designated  securities  by paying the exercise price before the expiration date. Warrants may become worthless  if  the  price of the stock  does  not  rise  above  the  exercise price by the expiration date.  This increases the market risks of warrants  as  compared to the underlying security.
Rights  are the same as warrants, except companies  typically  issue  rights  to existing stockholders.

FIXED-INCOME SECURITIES
Fixed-income securities pay interest, dividends or distributions at a specified rate. The rate may be a fixed percentage of the principal or adjusted periodically. In addition, the issuer of a fixed-income security must repay the principal amount of the security, normally within a specified time. Fixed-income securities provide more regular income than equity securities. However, the returns on fixed-income securities are limited and normally do not increase with the issuer's earnings. This limits the potential appreciation of fixed-income securities as compared to equity securities.

A security's yield measures the annual income earned on a security as a percentage of its price. A security's yield will increase or decrease depending upon whether it costs less (a discount) or more (a premium) than the principal amount. If the issuer may redeem the security before its scheduled maturity, the price and yield on a discount or premium security may change based upon the probability of an early redemption. Securities with higher risks generally have higher yields.

The following describes the types of fixed-income securities in which the Fund may invest:

TREASURY SECURITIES

Treasury  securities  are  direct  obligations  of the federal government of the
United States. Treasury securities are generally  regarded  as having the lowest credit risks.

AGENCY SECURITIES
Agency securities are issued or guaranteed by a federal agency or other government sponsored entity (GSE) acting under federal authority. Some GSE securities are supported by the full faith and credit of the United States.
These include the Government National Mortgage Association, Small Business
Administration, Farm Credit System Financial Assistance Corporation, Farmer's
Home Administration, Federal Financing Bank, General Services Administration,
Department of Housing and Urban Development, Export-Import Bank, Overseas
Private Investment Corporation, and Washington Metropolitan Area Transit
Authority Bonds.

Other GSE securities receive support through federal subsidies, loans or other benefits. For example, the U.S. Treasury is authorized to purchase specified amounts of securities issued by (or otherwise make funds available to) the
Federal Home Loan Bank System, Federal Home Loan Mortgage Corporation, Federal
National Mortgage Association, and Tennessee Valley Authority in support of such obligations.

A few GSE securities have no explicit financial support, but are regarded as having implied support because the federal government sponsors their activities.
These include the Farm Credit System, Financing Corporation, and Resolution
Funding Corporation.

Investors regard agency securities as having low credit risks, but not as low as
Treasury securities.

A Fund treats mortgage-backed securities guaranteed by a GSE as if issued or guaranteed by a federal agency.

Although such a guarantee protects against credit risks, it does not reduce market and prepayment risks.

DERIVATIVE CONTRACTS

Derivative contracts are financial instruments that require payments based upon changes in the values of designated securities, commodities, currencies, indices, or other assets or instruments including other derivative contracts,
(each a "Reference Instrument" and collectively, "Reference Instruments").  Each party to a derivative contract is referred to as a counterparty.  Some derivative contracts require payments relating to an actual, future trade involving the Reference Instrument.  These types of derivatives are frequently referred to as "physically settled" derivatives.  Other derivative contracts require payments relating to the income or returns from, or changes in the market value of, a Reference Instrument.  These types of derivatives are known as "cash settled" derivatives, since they require cash payments in lieu of delivery of the Reference Instrument.

Many derivative contracts are traded on securities or commodities exchanges.  In this case, the exchange sets all the terms of the contract except for the price.
Investors make payments due under their contracts through the exchange.  Most exchanges require investors to maintain margin accounts through their brokers to cover their potential obligations to the exchange.  Parties to the contract make
(or collect) daily payments to the margin accounts to reflect losses (or gains)
in the value of their contracts.  This protects investors against potential defaults by the counterparty.  Trading contracts on an exchange also allows investors to close out their contracts by entering into offsetting contracts.

For example, the Fund could close out an open contract to buy an asset at a future date by entering into an offsetting contract to sell the same asset on the same date.  If the offsetting sale price is more than the original purchase price, the Fund realizes a gain; if it is less, the Fund realizes a loss.
Exchanges may limit the amount of open contracts permitted at any one time.
Such limits may prevent the Fund from closing out a position.  If this happens, the Fund will be required to keep the contract open (even if it is losing money on the contract), and to make any payments required under the contract (even if it has to sell portfolio securities at unfavorable prices to do so).  Inability to close out a contract could also harm the Fund by preventing it from disposing of or trading any assets it has been using to secure its obligations under the contract.

The Fund may also trade derivative contracts over-the-counter (OTC) in transactions negotiated directly between the Fund and the counterparty. OTC contracts do not necessarily have standard terms, so they may be less liquid and more difficult to value than exchange-traded contracts. In addition, OTC contracts with more specialized terms may be more difficult to value than exchange traded contracts, especially in times of financial stress.

Depending on how the Fund uses derivative contracts and the relationships between the market value of a derivative contract and the Reference Instrument, derivative contracts may increase or decrease the Fund's exposure to the risks of the Reference Instrument, and may also expose the fund to liquidity and leverage risks.  OTC contracts also expose the Fund to credit risks in the event that a counterparty defaults on the contract.

The Fund may invest in a derivative contract if it is permitted to own, invest in, or otherwise have economic exposure to the Reference Instrument. The Fund is not required to own a Reference Instrument in order to buy or sell a derivative contract relating to that Reference Instrument. The Fund may trade in the following types of derivative contracts, including combinations thereof:

FUTURES CONTRACTS
Futures contracts provide for the future sale by one party and purchase by another party of a specified amount of a Reference Instrument at a specified price, date and time.  Entering into a contract to buy a Reference Instrument is commonly referred to as buying a contract or holding a long position in the asset.  Entering into a contract to sell a Reference Instrument is commonly referred to as selling a contract or holding a short position in the Reference
Instrument.  Futures contracts are considered to be commodity contracts. The
Fund has claimed an exclusion from the definition of the term "commodity pool operator" under the Commodity Exchange Act and, therefore, is not subject to registration or regulation as a commodity pool operator under that Act.  Futures contracts traded OTC are frequently referred to as forward contracts.  The Fund can buy or sell financial futures (such as interest rate futures, index futures, and security futures), as well as currency futures and currency forward contracts.

INTEREST RATE FUTURES
An interest-rate futures contract is an exchange-traded contract for which the
Reference Instrument is an interest-bearing fixed income security or an inter-
bank deposit. Two examples of common interest rate futures contracts are U.S.
Treasury futures contracts and Eurodollar futures contracts. The Reference
Instrument for a U.S. Treasury futures contract is a U.S. Treasury security. The
Reference Instrument for a Eurodollar futures contract is the London Interbank
Offered Rate (commonly referred to as "LIBOR"); Eurodollar futures contracts enable the purchaser to obtain a fixed rate for the lending of funds over a stated period of time and the seller to obtain a fixed rate for a borrowing of funds over that same period.

INDEX FUTURES
An index futures contract is an exchange-traded contract to make or receive a payment based upon changes in the value of an index. An index is a statistical composite that measures changes in the value of designated Reference
Instruments. An index is usually computed by a sum product of a list of the designated Reference Instruments' current prices and a list of weights assigned to these Reference Instruments.

SECURITY FUTURES
A security futures contract is an exchange-traded contract to purchase or sell in the future a specific quantity of a security (other than a Treasury security)
or a narrow-based securities index at a certain price. Presently, the only available security futures contracts use shares of a single equity security as the Reference Instrument. However, it is possible that in the future security futures contracts will be developed that use a single fixed-income security as the Reference Instrument.

CURRENCY FUTURES AND CURRENCY FORWARD CONTRACTS
A currency futures contract is an exchange-traded contract to buy or sell a particular currency at a specific price at some time in the future (commonly three months or more). A currency forward contract is an OTC derivative that represents an obligation to purchase or sell a specific currency at a future date, at a price set at the time of the contract and for a period agreed upon by the parties which may be either a window of time or a fixed number of days from the date of the contract. Currency futures and forward contracts are highly volatile, with a relatively small price movement potentially resulting in substantial gains or losses to the Fund. Additionally, the Fund may lose money on currency futures and forward contracts if changes in currency rates do not occur as anticipated or if the Fund's counterparty to the contract were to default.

OPTION CONTRACTS
Option contracts (also called "options") are rights to buy or sell a Reference
Instrument for a specified price (the exercise price) during, or at the end of, a specified period. The seller (or writer) of the option receives a payment, or premium, from the buyer, which the writer keeps regardless of whether the buyer uses (or exercises) the option. Options can trade on exchanges or in the OTC market and may be bought or sold on a wide variety of Reference Instruments.
Options that are written on futures contracts will be subject to margin requirements similar to those applied to futures contracts.

The Fund may buy and/or sell the following types of options:

CALL OPTIONS
A call option gives the holder (buyer) the right to buy the Reference Instrument from the seller (writer) of the option. The Fund may use call options in the following ways:

   {circle}Buy call options on a Reference Instrument in anticipation of an increase in the value of the Reference Instrument; and

   {circle}Write call options on a Reference Instrument to generate income from premiums, and in anticipation of a decrease or only limited increase in the value of the Reference Instrument.  If the Fund writes a call option on a Reference Instrument that it owns and that call option is exercised, the Fund foregoes any possible profit from an increase in the market price of the Reference Instrument over the exercise price plus the premium received.

PUT OPTIONS
A put option gives the holder the right to sell the Reference Instrument to the writer of the option. The Fund may use put options in the following ways:

   {circle}Buy put options on a Reference Instrument in anticipation of a decrease in the value of the Reference Instrument; and

   {circle}Write put options on a Reference Instrument to generate income from premiums, and in anticipation of an increase or only limited decrease in the value of the Reference Instrument. In writing puts, there is a risk that the Fund may be required to take delivery of the Reference Instrument when its current market price is lower than the exercise price.

The Fund may also buy or write options, as needed, to close out existing option positions.

Finally, the Fund may enter into combinations of options contracts in an attempt to benefit from changes in the prices of those options contracts (without regard to changes in the value of the Reference Instrument).


SWAP CONTRACTS

A swap contract (also known as a "swap") is a type of derivative contract in which two parties agree to pay each other (swap) the returns derived from
Reference Instruments.  Most swaps do not involve the delivery of the underlying assets by either party, and the parties might not own the Reference Instruments.
The payments are usually made on a net basis so that, on any given day, the Fund would receive (or pay) only the amount by which its payment under the contract is less than (or exceeds) the amount of the other party's payment. Swap agreements are sophisticated instruments that can take many different forms and are known by a variety of names.  Common swap agreements that the Fund may use include:

INTEREST RATE SWAPS

Interest rate swaps are contracts in which one party agrees to make regular payments equal to a fixed or floating interest rate times a stated principal amount (commonly referred to as a "notional principal amount") in return for payments equal to a different fixed or floating rate times the same principal amount, for a specific period. For example, a $10 million London Interbank
Offered Rate (commonly referred to as "LIBOR") swap would require one party to pay the equivalent of the London Interbank Offered Rate of interest (which fluctuates) on $10 million principal amount in exchange for the right to receive the equivalent of a stated fixed rate of interest on $10 million principal amount.

CAPS AND FLOORS


Caps and Floors are contracts in which one party agrees to make payments only if an interest rate or index goes above (Cap) or below (Floor) a certain level in return for a fee from the other party.


TOTAL RETURN SWAPS

A total return swap is an agreement between two parties whereby one party agrees to make payments of the total return from a Reference Instrument (or a basket of such instruments) during the specified period, in return for payments equal to a fixed or floating rate of interest or the total return from another Reference
Instrument.  Alternately, a total return swap can be structured so that one party will make payments to the other party if the value of a Reference
Instrument increases, but receive payments from the other party if the value of that instrument decreases.

CREDIT DEFAULT SWAPS
A credit default swap (CDS) is an agreement between two parties whereby one party (the "Protection Buyer") agrees to make payments over the term of the CDS to the other party (the "Protection Seller"), provided that no designated event of default, restructuring or other credit related event (each a "Credit Event")
occurs with respect to Reference Instrument that is usually a particular bond or the unsecured credit of an issuer, in general (the "Reference Obligation"). Many
CDS are physically settled, which means that if a Credit Event occurs, the
Protection Seller must pay the Protection Buyer the full notional value, or "par value," of the Reference Obligation in exchange for delivery by the Protection
Buyer of the Reference Obligation or another similar obligation issued by the issuer of the Reference Obligation (the "Deliverable Obligation").  The
Counterparties agree to the characteristics of the Deliverable Obligation at the time that they enter into the CDS. Alternately, a CDS can be "cash settled,"
which means that upon the occurrence of a Credit Event, the Protection Buyer will receive a payment from the Protection Seller equal to the difference between the par amount of the Reference Obligation and its market value at the time of the Credit Event.  The Fund may be either the Protection Buyer or the
Protection Seller in a CDS.  If the Fund is a Protection Buyer and no Credit
Event occurs, the Fund will lose its entire investment in the CDS (i.e., an amount equal to the payments made to the Protection Seller over the term of the
CDS). However, if a Credit Event occurs, the Fund (as Protection Buyer) will deliver the Deliverable Obligation and receive a payment equal to the full notional value of the Reference Obligation, even though the Reference Obligation may have little or no value. If the Fund is the Protection Seller and no Credit
Event occurs, the Fund will receive a fixed rate of income throughout the term of the CDS. However, if a Credit Event occurs, the Fund (as Protection Seller)
will pay the Protection Buyer the full notional value of the Reference
Obligation and receive the Deliverable Obligation from the Protection Buyer.  A
CDS may involve greater risks than if the Fund invested directly in the
Reference Obligation. For example, a CDS may increase credit risk since the Fund has exposure to both the issuer of the Reference Obligation and the Counterparty to the CDS.

CURRENCY SWAPS

Currency swaps are contracts which provide for interest payments in different currencies. The parties might agree to exchange the notional principal amounts of the currencies as well (commonly called a "foreign exchange swap").

HYBRID INSTRUMENTS

Hybrid instruments combine elements of two different kinds of securities or financial instruments (such as a derivative contract). Frequently, the value of a hybrid instrument is determined by reference to changes in the value of a
Reference Instrument (that is a designated security, commodity, currency, index, or other asset or instrument including a derivative contract).  Hybrid instruments can take on many forms including, but not limited to, the following forms. First, a common form of a hybrid instrument combines elements of a derivative contract with those of another security (typically a fixed-income security). In this case all or a portion of the interest or principal payable on a hybrid security is determined by reference to changes in the price of a
Reference Instrument.  Second, a hybrid instrument may also combine elements of a fixed-income security and an equity security. Third, hybrid instruments may include convertible securities with conversion terms related to a Reference
Instrument.

Depending on the type and terms of the hybrid instrument, its risks may reflect a combination of the risks of investing in the Reference Instrument with the risks of investing in other securities, currencies and derivative contracts.
Thus, an investment in a hybrid instrument may entail significant risks in addition to those associated with traditional securities or the Reference
Instrument.  Hybrid instruments are also potentially more volatile than traditional securities or the Reference Instrument.  Moreover, depending on the structure of the particular hybrid, it may expose the Fund to leverage risks or carry liquidity risks.

CREDIT LINKED NOTE
A credit linked note (CLN) is a type of hybrid instrument in which a special purpose entity issues a structured note (the "Note Issuer") with respect to which the Reference Instrument is a single bond, a portfolio of bonds, or the unsecured credit of an issuer, in general (each a "Reference Credit").  The purchaser of the CLN (the "Note Purchaser") invests a par amount and receives a payment during the term of the CLN that equals a fixed or floating rate of interest equivalent to a high rated funded asset (such as a bank certificate of deposit) plus an additional premium that relates to taking on the credit risk of the Reference Credit. Upon maturity of the CLN, the Note Purchaser will receive a payment equal to (i) the original par amount paid to the Note Issuer, if there is no occurrence of a designated event of default, restructuring or other credit event (each, a "Credit Event") with respect to the issuer of the Reference
Credit or (ii) the market value of the Reference Credit, if a Credit Event has occurred.  Depending upon the terms of the CLN, it is also possible that the
Note Purchaser may be required to take physical delivery of the Reference Credit in the event of Credit Event. Most credit linked notes use a corporate bond (or a portfolio of corporate bonds) as the Reference Credit. However, almost any type of fixed-income security (including foreign government securities), index, or derivative contract (such as a credit default swap) can be used as the
Reference Credit.


EQUITY LINKED NOTE
An equity linked note (ELN) is a type of hybrid instrument that provides the noteholder with exposure to a single equity security, a basket of equity securities, or an equity index (the "Reference Equity Instrument").  Typically, an ELN pays interest at agreed rates over a specified time period and, at maturity, either converts into shares of a Reference Equity Instrument or returns a payment to the noteholder based on the change in value of a Reference
Equity Instrument.

FOREIGN SECURITIES
Foreign  securities are securities of issuers based outside the  United  States.
The Fund considers an issuer to be based outside the United States if:

   {circle}it is organized under the laws of, or has a principal office located in, another country;
   {circle}the principal trading market for its securities is in another country; or
   {circle}it (or its subsidiaries) derived in its most current fiscal year at least 50% of its total assets, capitalization, gross revenue, or profit from goods produced, services performed, or sales made in another country.
Foreign securities  are  primarily denominated in foreign currencies. Along with the risks normally associated with domestic securities of the same type, foreign securities are subject to currency risks and risks of foreign investing. Trading in certain foreign markets is also subject to liquidity risks.

FOREIGN EXCHANGE CONTRACTS
In order to convert U.S. dollars  into  the  currency  needed  to  buy a foreign security,  or  to  convert foreign currency received from the sale of a  foreign security into U.S. dollars,  the  Fund may enter into spot currency trades. In a spot trade, the Fund agrees to exchange  one currency for another at the current exchange rate. The Fund may also enter into  derivative  contracts  in  which  a foreign  currency  is  an  underlying  asset.  The  exchange  rate  for currency derivative contracts may be higher or lower than the spot exchange rate.  Use of these  derivative  contracts  may  increase  or  decrease the Fund's exposure to currency risks.

ADRS AND DOMESTICALLY TRADED SECURITIES OF FOREIGN ISSUERS
American Depositary Receipts, which are traded in United States markets, represent interests in underlying securities issued by a foreign company and not traded in the United States.  ADRs provide a way to buy shares of foreign based companies in the United States rather than in overseas markets.  ADRs are also traded in U.S. dollars, eliminating the need for foreign exchange transactions.
The Fund may also invest in securities issued directly by foreign companies and traded in U.S. Dollars in United States markets.

SPECIAL TRANSACTIONS


INVESTING IN EXCHANGE TRADED FUNDS
The Funds may invest in ETFs as an efficient means of carrying out its investment strategies. As with traditional mutual funds, ETFs charge asset-based fees, although these fees tend to be relatively low. ETFs are traded on stock exchanges or on the over-the-counter market. ETFs do not charge initial sales charges or redemption fees and investors pay only customary brokerage fees to buy and sell ETF shares.


REPURCHASE AGREEMENTS
Repurchase agreements are transactions in which the  Fund buys a security from a dealer or bank and agrees to sell the security back at  a  mutually  agreed-upon time  and  price.  The  repurchase price exceeds the sale price, reflecting  the
Fund's return on the transaction.  This return is unrelated to the interest rate on the underlying security. The Fund  will enter into repurchase agreements only with  banks  and other recognized financial  institutions,  such  as  securities dealers, deemed creditworthy by the Manager.

The Fund's custodian or subcustodian will take possession of the securities subject to repurchase agreements. The Manager or subcustodian will monitor the value of the underlying security each day to ensure that the value of the security always equals or exceeds the repurchase price.
Repurchase agreements are subject to credit risks.

REVERSE REPURCHASE AGREEMENTS
Reverse repurchase agreements are repurchase agreements in which the Fund is the seller (rather  than the buyer) of the securities, and agrees to repurchase them at an agreed-upon  time  and price. A reverse repurchase agreement may be viewed as a type of borrowing by the Fund. Reverse repurchase agreements are subject to credit risks. In addition,  reverse  repurchase agreements create leverage risks because the Fund must repurchase the underlying  security  at  a  higher  price, regardless of the market value of the security at the time of repurchase.

DELAYED DELIVERY TRANSACTIONS
Delayed   delivery   transactions,   including  when  issued  transactions,  are
arrangements in which the Fund buys securities for a set price, with payment and delivery  of the securities scheduled for  a  future  time.  During  the  period between purchase  and  settlement,  no payment is made by the Fund to the issuer and no interest accrues to the Fund.  The  Fund  records the transaction when it agrees to buy the securities and reflects their value  in  determining the price of its Shares. Settlement dates may be a month or more after entering into these transactions so that the market values of the securities bought  may  vary  from the  purchase  prices.  Therefore, delayed delivery transactions create interest rate risks for the Fund. Delayed delivery transactions also involve credit risks in the event of a counterparty default.

SECURITIES LENDING

The Fund may lend portfolio securities to borrowers that the Manager deems creditworthy. In return, the Fund receives cash or liquid securities from the borrower as collateral. The borrower must furnish additional collateral if the market value of the loaned securities increases. Also, the borrower must pay the
Fund the equivalent of any dividends or interest received on the loaned securities.

The Fund will reinvest cash collateral in securities that qualify as an acceptable investment for the Fund. However, the Fund must pay interest to the borrower for the use of cash collateral.

Loans are subject to termination at the option of the Fund or the borrower.  The
Fund will not have the right to vote on securities while they are on loan.
However, the Fund will attempt to terminate a loan in an effort to reacquire the securities in time to vote on matters that are deemed to be material by the
Manager. There can be no assurance that the Fund will have sufficient notice of such matters to be able to terminate the loan in time to vote thereon.  The Fund may pay administrative and custodial fees in connection with a loan and may pay a negotiated portion of the interest earned on the cash collateral to a securities lending agent or broker.

Securities lending activities are subject to credit and leverage risks.


ASSET SEGREGATION
In accordance with SEC and SEC staff positions regarding the interpretation of the 1940 Act, with respect to derivatives that create a future payment obligation of the Fund, the Fund must "set aside" (referred to sometimes as
"asset segregation") liquid assets, or engage in other SEC- or staff-approved measures, while the derivative contracts are open. For example, with respect to forwards and futures contracts that are not contractually required to "cash-
settle," the Fund must cover its open positions by setting aside cash or readily marketable securities equal to the contracts' full, notional value. With respect to forwards and futures that are contractually required to "cash-settle,"
however, the Fund is permitted to set aside cash or readily marketable securities in an amount equal to the Fund's daily marked-to-market (net)
obligations, if any (i.e., the Fund's daily net liability, if any), rather than the notional value.

The Fund will employ another approach to segregating assets to cover options that it sells. If the Fund sells a call option, the Fund will set aside either the Reference Instrument subject to the option, cash or readily marketable securities with a value that equals or exceeds the current market value of the
Reference Instrument. In no event, will the value of the cash or readily marketable securities set aside by the Fund be less than the exercise price of the call option. If the Fund sells a put option, the Fund will set aside cash or readily marketable securities with a value that equals or exceeds the exercise price of the put option.

The Fund's asset segregation approach for swap agreements varies among different types of swaps. For example, if the Fund enters into a credit default swap as the Protection Buyer, then it will set aside cash or readily marketable securities necessary to meet any accrued payment obligations under the swap. By comparison, if the Fund enters into a credit default swap as the Protection
Seller, then the Fund will set aside cash or readily marketable securities equal to the full notional amount of the swap that must be paid upon the occurrence of a Credit Event. For some other types of swaps, such as interest rate swaps, the
Fund will calculate the obligations of the counterparties to the swap on a net basis. Consequently, the Fund's current obligation (or rights) under this type of swap will equal only the net amount to be paid or received under based on the relative values of the positions held by each counterparty to the swap (the "net amount"). The net amount currently owed by or to the Fund will be accrued daily and the Fund will set aside cash or readily marketable securities equal to any accrued but unpaid net amount owed by the Fund under the swap.

The Fund may reduce the liquid assets segregated to cover obligations under a derivative contract by entering into an offsetting derivative contract. For example, if the Fund sells a put option for the same Reference Instrument as a call option the Fund has sold, and the exercise price of the call option is the same as or higher than the exercise price of the put option, then the Fund may net its obligations under the options and set aside cash or readily marketable securities (including any margin deposited for the options) with a value equal to the greater of (a) the current market value of the Reference Instrument deliverable under the call option or (b) the exercise price of the put option.

By setting aside cash or readily marketable securities equal to only its net obligations under swaps and certain cash-settled derivative contracts, the Fund will have the ability to employ leverage to a greater extent than if the Fund were required to segregate cash or readily marketable securities equal to the full notional value of such contracts. The use of leverage involves certain risks. See "Risk Factors." Unless the Fund has other cash or readily marketable securities to set aside, it cannot trade assets set aside in connection with derivative contracts or special transactions without entering into an offsetting derivative contract or terminating a special transaction. This may cause the
Fund to miss favorable trading opportunities or to realize losses on derivative contracts or special transactions. The Fund reserves the right to modify its asset segregation policies in the future to comply with any changes in the positions articulated from time to time by the SEC and its staff.

Generally, special transactions do not cash-settle on a net basis. Consequently, with respect to special transactions, the Fund will set aside cash or readily marketable securities with a value that equals or exceeds the Fund's obligations.

HEDGING
Hedging transactions are intended to reduce specific risks. For example, to protect the Fund against circumstances that would normally cause the Fund's portfolio securities to decline in value, the Fund may buy or sell a derivative contract that would normally increase in value under the same circumstances. The
Fund may also attempt to hedge by using combinations of different derivative contracts, or derivative contracts and securities. The Fund's ability to hedge may be limited by the costs of the derivative contracts. The Fund may attempt to lower the cost of hedging by entering into transactions that provide only limited protection, including transactions that (1) hedge only a portion of its portfolio, (2) use derivative contracts that cover a narrow range of circumstances or (3) involve the sale of derivative contracts with different terms. Consequently, hedging transactions will not eliminate risk even if they work as intended. In addition, hedging strategies are not always successful, and could result in increased expenses and losses to the Fund.

INVESTING IN SECURITIES OF OTHER INVESTMENT COMPANIES
The Fund may invest its assets in securities of other investment companies, including securities of affiliated money market funds, as an efficient means of carrying out its investment policies and managing its uninvested cash. These other investment companies are managed independently of the Fund and incur additional expenses. Therefore, any such investment by the Fund may be subject to duplicate expenses. However, the Manager believes that the benefits and efficiencies of this approach should outweigh the additional expenses.

INTER-FUND BORROWING AND LENDING ARRANGEMENTS

The Securities and Exchange Commission (SEC) has granted an exemption that permits the Fund and all other funds advised by subsidiaries of Federated
Investors, Inc. (Federated funds) to lend and borrow money for certain temporary purposes directly to and from other Federated funds. Participation in this inter-fund lending program is voluntary for both borrowing and lending funds, and an inter-fund loan is only made if it benefits each participating Federated fund. Federated Investors, Inc. (Federated) administers the program according to procedures approved by the Fund's Board, and the Board monitors the operation of the program. Any inter-fund loan must comply with certain conditions set out in the exemption, which are designed to assure fairness and protect all participating Federated funds.

For example, inter-fund lending is permitted only: (a) to meet shareholder redemption requests; (b) to meet commitments arising from "failed" trades; and
(c) for other temporary purposes. All inter-fund loans must be repaid in seven days or less. The Fund's participation in this program must be consistent with its investment policies and limitations, and must meet certain percentage tests.
Inter-fund loans may be made only when the rate of interest to be charged is more attractive to the lending Federated fund than market-competitive rates on overnight repurchase agreements (Repo Rate) and more attractive to the borrowing
Federated fund than the rate of interest that would be charged by an unaffiliated bank for short-term borrowings (Bank Loan Rate), as determined by the Board. The interest rate imposed on inter-fund loans is the average of the
Repo Rate and the Bank Loan Rate.


INVESTMENT RISKS
There are many factors which may affect an investment in the Fund. The Fund's principal risks are described in its prospectus. Additional risk factors are outlined below:

INTEREST RATE RISKS
   {circle}Prices of fixed-income  securities  rise  and  fall  in  response  to changes  in  the interest rate paid by similar securities. Generally, when interest rates  rise,  prices  of  fixed-income  securities fall. However, market factors, such as the demand for particular fixed-income securities, may cause the price of certain fixed-income securities  to  fall while the prices of other securities rise or remain unchanged.

   {circle}Interest rate changes have a greater effect on the price of fixed-
      income securities with longer durations. Duration measures the price sensitivity of a fixed-income security to changes in interest rates.

CALL RISKS
   {circle}Call risk is the possibility that an issuer may redeem a fixed-income security  before  maturity  (a  call) at a price below its current  market price. An increase in the likelihood  of  a call may reduce the security's price.

   {circle}If a fixed-income security is called,  the  Fund may have to reinvest the proceeds in other fixed-income securities with  lower  interest rates, higher credit risks, or other less favorable characteristics.


LIQUIDITY RISKS
   {circle}Trading opportunities are more limited for equity securities that are
      not  widely  held.  This  may  make   it more difficult to sell or  buy  a
      security at a favorable price or time.  Consequently, the Fund may have to accept a lower price to sell a security,  sell  other  securities to raise cash  or  give  up an investment opportunity, any of which  could  have  a
      negative  effect  on   the   Fund's  performance.  Infrequent  trading  of
      securities may also lead to an increase in their  price volatility.

   {circle}Liquidity risk also refers  to  the possibility that the Fund may not be able to sell a security or close out  a  derivative  contract  when  it wants  to.  If this happens, the Fund will be required to continue to hold the security or keep the position open, and the Fund could incur losses.

   {circle}OTC derivative  contracts generally carry greater liquidity risk than exchange-traded  contracts.  This  risk  may  be  increased  in  times  of financial stress,  if  the  trading  market  for  OTC derivative contracts becomes restricted.


RISKS ASSOCIATED WITH NON-INVESTMENT GRADE SECURITIES
   {circle}Securities rated below investment grade, also  known  as  junk bonds,
      generally   entail   greater  market,  credit  and  liquidity  risks  than
      investment grade securities.  For example, their prices are more volatile, economic downturns and financial  setbacks  may  affect  their prices more negatively, and their trading market may be more limited.

RISKS OF INVESTING IN ADRS AND DOMESTICALLY TRADED SECURITIES OF FOREIGN
ISSUERS.
   {circle}Because the Fund may invest in ADRs and other domestically traded securities of foreign companies, The Fund's Share price may be more affected by foreign economic and political conditions, taxation policies and accounting and auditing standards than would otherwise be the case.
      Foreign companies may not provide information as frequently or to as great an extent as companies in the United States.  Foreign companies may also receive less coverage than U.S. companies by market analysts and the financial press.  In addition, foreign companies may lack uniform accounting, auditing and financial reporting standards or regulatory requirements comparable to those applicable to U.S. companies.  These factors may prevent the Fund and its Manager from obtaining information concerning foreign companies that is as frequent, extensive and reliable as the information concerning companies in the United States.

RISKS RELATED TO COMPANY SIZE
   {circle}Generally,  the smaller the market capitalization of a  company,  the fewer the number of shares traded daily, the less liquid its stock and the
      more  volatile  its   price.   Market   capitalization  is  determined  by
      multiplying the number of its outstanding  shares  by  the  current market price per share.

   {circle}Companies  with  smaller  market  capitalizations also tend  to  have unproven track records, a limited product  or  service  base  and  limited access  to  capital.  These  factors  also  increase  risks and make these
      companies   more  likely  to  fail  than  companies  with  larger   market
      capitalizations.

CURRENCY RISKS
   {circle}Exchange  rates  for  currencies  fluctuate daily. The combination of currency risk and market risk tends to make  securities  traded in foreign markets  more  volatile than securities traded exclusively in  the  United
      States.

   {circle}The Manager  attempts  to manage currency risk by limiting the amount the  Fund invests in securities  denominated  in  a  particular  currency.
      However,  diversification  will  not  protect  the  Fund against a general increase in the value of the U.S. dollar relative to other currencies.

RISKS OF FOREIGN INVESTING
   {circle}Foreign securities pose additional risks because  foreign economic or political  conditions  may  be  less  favorable than those of  the  United
      States. Securities in foreign markets may  also  be  subject  to  taxation policies that reduce returns for U.S. investors.

   {circle}Foreign  companies  may  not provide information (including financial statements) as frequently or to  as  great  an  extent as companies in the
      United States. Foreign companies may also receive  less coverage than U.S.
      companies by market analysts and the financial press. In addition, foreign countries  may lack uniform accounting, auditing and  financial  reporting standards or  regulatory  requirements  comparable  to those applicable to
      U.S. companies. These factors may prevent the Fund and  its  Manager  from obtaining  information  concerning  foreign companies that is as frequent, extensive and reliable as the information  available  concerning companies in the United States.

   {circle}Foreign  countries  may  have  restrictions on foreign  ownership  of securities or may impose exchange controls,  capital  flow restrictions or repatriation restrictions which could adversely affect  the  liquidity  of the Fund's investments.

LEVERAGE RISKS
   {circle}Leverage risk is created when an investment exposes the Fund to a level of risk that exceeds the amount invested. Changes in the value of such an investment magnify the Fund's risk of loss and potential for gain.

   {circle}Investments can have these same results if their returns are based on a multiple of a specified index, security, or other benchmark.

CREDIT RISKS
   {circle}Credit risk includes the possibility that a party to a transaction involving the Fund will fail to meet its obligations. This could cause the
      Fund to lose the benefit of the transaction or prevent the Fund from selling or buying other securities to implement its investment strategy.

RISKS OF INVESTING IN DERIVATIVE CONTRACTS AND HYBRID INSTRUMENTS
   {circle}The Fund's use of derivative contracts and hybrid instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments.  First, changes in the value of the derivative contracts and hybrid instruments in which the Fund invests may not be correlated with changes in the value of the underlying Reference Instruments or, if they are correlated, may move in the opposite direction than originally anticipated. Second, while some strategies involving derivatives may reduce the risk of loss, they may also reduce potential gains or, in some cases, result in losses by offsetting favorable price movements in portfolio holdings.  Third, there is a risk that derivative contracts and hybrid instruments may be erroneously priced or improperly valued and, as a result, the Fund may need to make increased cash payments to the counterparty.  Fourth, derivative contracts and hybrid instruments may cause the Fund to realize increased ordinary income or short-term capital gains (which are treated as ordinary income for Federal income tax purposes) and, as a result, may increase taxable distributions to shareholders. Fifth, a common provision in OTC derivative contracts permits the counterparty to terminate any such contract between it and the
      Fund, if the value of the Fund's total net assets declines below a specified level over a given time period. Factors that may contribute to such a decline (which usually must be substantial) include significant shareholder redemptions and/or a marked decrease in the market value of the Fund's investments. Any such termination of the Fund's OTC derivative contracts may adversely affect the Fund (for example, by increasing losses and/or costs, and/or preventing the Fund from fully implementing its investment strategies). Finally, derivative contracts and hybrid instruments may also involve other risks described herein or in the Fund's prospectus, such as stock market, credit, liquidity and leverage risks.


RISKS ASSOCIATED WITH THE INVESTMENT ACTIVITIES OF OTHER ACCOUNTS
   {circle}Investment decisions for the Fund are made independently from those of other accounts managed by the Manager and accounts managed by affiliates of the Manager.  Therefore, it is possible that investment-
      related actions taken by such other accounts could adversely impact the
      Fund with respect to, for example, the value of Fund portfolio holdings, and/or prices paid to or received by the Fund on its portfolio transactions, and/or the Fund's ability to obtain or dispose of portfolio securities.  Related considerations are discussed elsewhere in this SAI under "Brokerage Transactions and Investment Allocation."

EXCHANGE-TRADED FUNDS RISKS
   {circle}An investment in an ETF generally presents the same primary risks as an investment in a conventional fund (i.e., one that is not exchange traded). In addition, ETFs may be subject to the following risks that do not apply to conventional funds: (i) the market price of an ETF's shares may trade above or below their net asset value; (ii) an active trading market for an ETF's shares may not develop or be maintained; (iii) trading of an ETF's shares may be halted if the listing exchange's officials deem such action appropriate; and (iv) an ETF may not fulfill its objective of tracking the performance of the index it seeks to track. As with traditional mutual funds, ETFs charge asset-based fees. The Funds will indirectly pay a proportional share of the asset-based fees of the ETFs in which the Funds invest. The net asset value of a Fund will fluctuate with the changes in the value of the ETFs in which the Funds invest. The change in value of the ETFs are due to the change in price of the securities in which the ETFs' invest. Therefore, the Funds' net asset value will be indirectly effected by the change in value of the securities in which the
      ETF invests.


FUNDAMENTAL INVESTMENT OBJECTIVE
The Fund's fundamental investment objective is to provide investment results that generally correspond to the aggregate price and dividend performance of publicly-traded common stocks comprising the S&P 500. The investment objective may not be changed by the Fund's Board without shareholder approval.

INVESTMENT LIMITATIONS

DIVERSIFICATION
With respect to securities comprising 75% of the value of its total assets, the
Fund will not purchase securities of any one issuer (other than cash; cash items; securities issued or guaranteed by the government of the United States or its agencies or instrumentalities and repurchase agreements collateralized by such U.S. government securities; and securities of other investment companies)
if, as a result, more than 5% of the value of its total assets would be invested in securities of that issuer, or the Fund would own more than 10% of the outstanding voting securities of that issuer.

BORROWING MONEY AND ISSUING SENIOR SECURITIES
The Fund may borrow money, directly or indirectly, and issue senior securities to the maximum extent permitted under the Investment Company Act of 1940 (1940
Act).

INVESTING IN REAL ESTATE
The Fund may not purchase or sell real estate, provided that this restriction does not prevent the Fund from investing in issuers which invest, deal, or otherwise engage in transactions in real estate or interests therein, or investing in securities that are secured by real estate or interests therein.
The Fund may exercise its rights under agreements relating to such securities, including the right to enforce security interests and to hold real estate acquired by reason of such enforcement until that real estate can be liquidated in an orderly manner.

INVESTING IN COMMODITIES
The Fund may not purchase or sell physical commodities, provided that the Fund may purchase securities of companies that deal in commodities.

UNDERWRITING
The Fund may not underwrite the securities of other issuers, except that the
Fund may engage in transactions involving the acquisition, disposition or resale of its portfolio securities, under circumstances where it may be considered to be an underwriter under the Securities Act of 1933.

LENDING
The Fund may not make loans, provided that this restriction does not prevent the
Fund from purchasing debt obligations, entering into repurchase agreements, lending its assets to broker/dealers or institutional investors and investing in loans, including assignments and participation interests.

CONCENTRATION
The Fund will not make investments that will result in the concentration of its investments in the securities of issuers primarily engaged in the same industry.
Government securities, municipal securities and bank instruments are not deemed to constitute an industry.

THE ABOVE LIMITATIONS CANNOT BE CHANGED UNLESS AUTHORIZED BY THE BOARD AND BY
THE "VOTE OF A MAJORITY OF ITS OUTSTANDING VOTING SECURITIES," AS DEFINED BY THE
1940 ACT. THE FOLLOWING LIMITATIONS, HOWEVER, MAY BE CHANGED BY THE BOARD
WITHOUT SHAREHOLDER APPROVAL. SHAREHOLDERS WILL BE NOTIFIED BEFORE ANY MATERIAL
CHANGE IN THESE LIMITATIONS BECOMES EFFECTIVE.

PLEDGING ASSETS
The Fund will not mortgage, pledge or hypothecate any of its assets, provided that this shall not apply to the transfer of securities in connection with any permissible borrowing or to collateral arrangements in connection with permissible activities.

INVESTING IN RESTRICTED SECURITIES
The Fund may invest in restricted securities. Restricted securities are any securities in which the Fund may invest pursuant to its investment objective and policies but which are subject to restrictions on resale under federal securities law. Under criteria established by the Board certain restricted securities are determined to be liquid. To the extent that restricted securities are not determined to be liquid, the Fund will limit their purchase, together with other illiquid securities to 15% of its net assets.

INVESTING IN ILLIQUID SECURITIES
The Fund will not purchase securities for which there is no readily available market, or enter into repurchase agreements or purchase time deposits that the
Fund cannot dispose of within seven days, if immediately after and as a result, the value of such securities would exceed, in the aggregate, 15% of the Fund's net assets.

PURCHASES ON MARGIN
The Fund will not purchase securities on margin provided that the Fund may obtain short-term credits necessary for the clearance of purchases and sales of securities and further provided that the Fund may make margin deposits in connection with its use of financial options and futures, forward and spot currency contracts, swap transactions and other financial contracts or derivative instruments.

INVESTING IN OTHER INVESTMENT COMPANIES
The Fund may invest its assets in securities of other investment companies, including securities of affiliated investment companies, as an efficient means of carrying out its investment policies and managing its uninvested cash.

In applying the Fund's concentration restriction: (a) utility companies will be divided according to their services, for example, gas, gas transmission, electric and telephone will each be considered a separate industry; (b)
financial service companies will be classified according to the end users of their services, for example, automobile finance, bank finance and diversified finance will each be considered a separate industry; and (c) asset-backed securities will be classified according to the underlying assets securing such securities. To conform to the current view of the SEC staff that only domestic bank instruments may be excluded from industry concentration limitations, as a matter of non-fundamental policy, the Fund will not exclude foreign bank instruments from industry concentration limitation tests so long as the policy of the SEC remains in effect. In addition, investments in bank instruments, and investments in certain industrial development bonds funded by activities in a single industry, will be deemed to constitute investment in an industry, except when held for temporary defensive purposes. The investment of more than 25% of the value of the Fund's total assets in any one industry will constitute
"concentration."

As a matter of non-fundamental operating policy, for purposes of the commodities policy, investments in transactions involving futures contracts and options, forward currency contracts, swap transactions and other financial contracts that settle by payment of cash are not deemed to be investments in commodities.

For purposes of the above limitations, the Fund considers certificates of deposit and demand and time deposits issued by a U.S. branch of a domestic bank or savings association having capital, surplus and undivided profits in excess of $100,000,000 at the time of investment to be "cash items." Except with respect to borrowing money, if a percentage limitation is adhered to at the time of investment, a later increase or decrease in percentage resulting from any change in value or net assets will not result in a violation of such limitation.

WHAT DO SHARES COST?


A Share's NAV is determined as of the end of regular trading on the New York
Stock Exchange (NYSE) (normally 4:00 p.m. Eastern time) each day the NYSE is open. The Fund calculates the NAV of each class by valuing the assets allocated to the Share's class, subtracting the liabilities allocated to the class and dividing the balance by the number of Shares of the class outstanding. The NAV for each class of Shares may differ due to the variance in daily net income realized by each class. Such variance will reflect only accrued net income to which the Shareholders of a particular class are entitled. The NAV is calculated to the nearest whole cent per Share.

In calculating its NAV, the Fund generally values investments as follows:

        o  Equity securities listed on a U.S. securities exchange or traded through the U.S. national market system are valued at their last reported sale price or official closing price in their principal exchange or market. If a price is not readily available, such equity securities are valued based upon the mean of closing bid and asked quotations from one or more dealers.

        o  Other equity securities traded primarily in the U.S. are valued based upon the mean of closing bid and asked quotations from one or more dealers.

        o  Equity securities traded primarily through securities exchanges and regulated market systems outside the U.S. are valued at their last reported sale price or official closing price in their principal exchange or market. These prices may be adjusted for significant events occurring after the closing of such exchanges or market systems as described below. If a price is not readily available, such equity securities are valued based upon the mean of closing bid and asked quotations from one or more dealers.

        o  Fixed-income securities and repurchase agreements acquired with remaining maturities of greater than sixty-days are fair valued using price evaluations provided by a pricing service approved by the
           Board. The methods used by pricing services to determine such price evaluations are described below. If a price evaluation is not readily available, such fixed-income securities are fair valued based upon price evaluations from one or more dealers.

        o  Fixed-income securities and repurchase agreements acquired with remaining maturities of sixty-days or less are valued at their amortized cost as described below.

        o  Futures contracts listed on exchanges are valued at their reported settlement price. Option contracts listed on exchanges are valued at their reported closing price. If a price is not readily available, such derivative contracts are valued based upon the mean of closing bid and asked quotations from one or more futures commission merchants.

        o  OTC derivative contracts are fair valued using price evaluations provided by various pricing services approved by the Board. The methods used by pricing services to determine such price evaluations are described below. If a price evaluation is not readily available, such derivative contracts are fair valued based upon price evaluations from one or more dealers or using a recognized pricing model for the contract.

        o  Shares of other mutual funds are valued based upon their reported
           NAVs. The prospectuses for these mutual funds explain the
           circumstances under which they will use fair value pricing and the effects of using fair value pricing.

If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could purchase or sell an investment at the price used to calculate the Fund's NAV. The Fund will not use a pricing service or dealer who is an affiliated person of the Adviser to value investments.

Non-investment assets and liabilities are valued in accordance with Generally
Accepted Accounting Principles (GAAP). The NAV calculation includes expenses, dividend income, interest income and other income through the date of the calculation. Changes in holdings of investments and in the number of outstanding
Shares are included in the calculation not later than the first business day following such change. Any assets or liabilities denominated in foreign currencies are converted into U.S. dollars using an exchange rate obtained from one or more currency dealers.

The Fund follows procedures that are common in the mutual fund industry regarding errors made in the calculation of its NAV. This means that, generally, the Fund will not correct errors of less than one cent per Share or errors that did not result in net dilution to the Fund.

AMORTIZED COST VALUES

Under the amortized cost valuation method, an investment is valued initially at its cost as determined in accordance with GAAP. The Fund then adjusts the amount of interest income accrued each day over the term of the investment to account for any difference between the initial cost of the investment and the amount payable at its maturity. If the amount payable at maturity exceeds the initial cost (a discount), then the daily accrual is increased; if the initial cost exceeds the amount payable at maturity (a premium), then the daily accrual is decreased. The Fund adds the amount of the increase to (in the case of a discount), or subtracts the amount of the decrease from (in the case of a premium), the investment's cost each day. The Fund uses this adjusted cost to value the investment.

FAIR VALUATION AND SIGNIFICANT EVENTS PROCEDURES

The Board has ultimate responsibility for determining the fair value of investments for which market quotations are not readily available.  The Board has appointed a Valuation Committee comprised of officers of the Fund and of the
Adviser to assist in this responsibility and in overseeing the calculation of the NAV. The Board has also authorized the use of pricing services recommended by the Valuation Committee to provide price evaluations of the current fair value of certain investments for purposes of calculating the NAV.

PRICING SERVICE VALUATIONS. Based on the recommendations of the Valuation
Committee, the Board has authorized the Fund to use pricing services that provide daily price evaluations of the current market value of certain investments, primarily fixed income securities and OTC derivatives contracts.
Different pricing services may provide different price evaluations for the same security because of differences in their methods of evaluating market values.
Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers, and general market conditions. A pricing service may find it more difficult to apply these and other factors to relatively illiquid or volatile investments, which may result in less frequent or more significant changes in the price evaluations of these investments. If a pricing service determines that it does not have sufficient information to use its standard methodology, it may evaluate an investment based on the present value of what investors can reasonably expect to receive from the issuer's operations or liquidation.

Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a "bid" evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a "mid" evaluation). The Fund normally uses bid evaluations for U.S. Treasury and Agency securities, mortgage-
backed securities and municipal securities. The Fund normally uses mid evaluations for other types of fixed income securities and OTC derivative contracts.

FAIR VALUATION PROCEDURES. The Board has established procedures for determining the fair value of investments for which price evaluations from pricing services or dealers and market quotations are not readily available. The procedures define an investment's "fair value" as the price that the Fund might reasonably expect to receive upon its current sale. The procedures assume that any sale would be made to a willing buyer in the ordinary course of trading. The procedures require consideration of factors that vary based on the type of investment and the information available. Factors that may be considered in determining an investment's fair value include: (1) the last reported price at which the investment was traded, (2) information provided by dealers or investment analysts regarding the investment or the issuer, (3) changes in financial conditions and business prospects disclosed in the issuer's financial statements and other reports, (4) publicly announced transactions (such as tender offers and mergers) involving the issuer, (5) comparisons to other investments or to financial indices that are correlated to the investment,
(6) with respect to fixed-income investments, changes in market yields and spreads, (7) with respect to investments that have been suspended from trading, the circumstances leading to the suspension, and (8) other factors that might affect the investment's value.

The Valuation Committee is responsible for the day-to-day implementation of these procedures.  The Valuation Committee may also authorize the use of a financial valuation model to determine the fair value of a specific type of investment.  The Board periodically reviews and approves the fair valuations made by the Valuation Committee and any changes made to the procedures.

Using fair value to price investments may result in a value that is different from an investment's most recent closing price and from the prices used by other mutual funds to calculate their NAVs. The fair value of an investment will generally remain unchanged in the absence of new information relating to the investment or its issuer, such as changes in the issuer's business or financial results, or relating to external market factors, such as trends in the market values of comparable securities. This may result in less frequent, and larger, changes in fair value prices as compared to prices based on market quotations or price evaluations from pricing services or dealers.

SIGNIFICANT EVENTS. The Board has adopted procedures requiring an investment to be priced at its fair value whenever the Adviser determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment's value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or the time of a price evaluation provided by a pricing service or quotation provided by a dealer, include:

        o  With respect to securities traded principally in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures or options contracts;

        o  With respect to price evaluations of fixed-income securities determined before the close of regular trading on the NYSE, actions by the Federal Reserve Open Market Committee and other significant trends in U.S. fixed-income markets;

        o  Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded;
           and

        o  Announcements concerning matters such as acquisitions,
           recapitalizations, or litigation developments, or a natural disaster affecting the issuer's operations or regulatory changes or market developments affecting the issuer's industry.

The Valuation Committee uses a pricing service to determine the fair value of equity securities traded principally in foreign markets when the Adviser determines that there has been a significant trend in the U.S. equity markets or in index futures trading. The pricing service uses models that correlate changes between the closing and opening price of equity securities traded primarily in
non-U.S. markets to changes in prices in U.S. traded securities and derivative contracts. The pricing service seeks to employ the model that provides the most significant correlation based on a periodic review of the results. The model uses the correlation to adjust the reported closing price of a foreign equity security based on information available up to the close of the NYSE.

For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the fair value of the investment is determined using the methods discussed above in Fair Valuation Procedures.  The
Board has ultimate responsibility for any fair valuations made in response to a significant event.

The fair valuation of securities following a significant event can serve to reduce arbitrage opportunities for short-term traders to profit at the expense of long-term investors in the Fund. For example, such arbitrage opportunities may exist when the market on which portfolio securities are traded closes before the Fund calculates its NAV, which is typically the case with Asian and European markets. However, there is no assurance that these significant event procedures will prevent dilution of the NAV by short-term traders. See "Account and Share
Information-Frequent Trading Policies" for other procedures the Fund employs to deter such short-term trading.


HOW IS THE FUND SOLD?

Under the Distributor's Contract with the Fund, the Distributor (Federated
Securities Corp.) offers Shares on a continuous, best-efforts basis.

RULE 12B-1 PLAN (INSTITUTIONAL SERVICE SHARES, CLASS C SHARES AND CLASS K
SHARES)
As a compensation-type plan, the Rule 12b-1 Plan is designed to pay the
Distributor for activities principally intended to result in the sale of Shares such as advertising and marketing of Shares (including printing and distributing prospectuses and sales literature to prospective shareholders and financial intermediaries) and providing incentives to financial intermediaries to sell
Shares.  The Plan is also designed to cover the cost of administrative services performed in conjunction with the sale of Shares, including, but not limited to, shareholder services, recordkeeping services and educational services, as well as the costs of implementing and operating the Plan.  The Rule 12b-1 Plan allows the Distributor to contract with financial intermediaries to perform activities covered by the Plan. The Rule 12b-1 Plan is expected to benefit the Fund in a number of ways. For example, it is anticipated that the Plan will help the Fund attract and retain assets, thus providing cash for orderly portfolio management and Share redemptions and possibly helping to stabilize or reduce other operating expenses.  In addition, the Plan is integral to the multiple class structure of the Fund, which promotes the sale of Shares by providing a range of options to investors. The Fund's service providers that receive asset-based fees also benefit from stable or increasing Fund assets.

The Fund may compensate the Distributor more or less than its actual marketing expenses. In no event will the Fund pay for any expenses of the Distributor that exceed the maximum Rule 12b-1 Plan fee.

For some classes of Shares, the maximum Rule 12b-1 Plan fee that can be paid in any one year may not be sufficient to cover the marketing-related expenses the
Distributor has incurred. Therefore, it may take the Distributor a number of years to recoup these expenses.

ADDITIONAL PAYMENTS TO FINANCIAL INTERMEDIARIES
The Distributor may pay out of its own resources amounts (including items of material value) to certain financial intermediaries.  In some cases, such payments may be made by, or funded from the resources of, companies affiliated with the Distributor (including the Manager).  While Financial Industry
Regulatory Authority (FINRA) regulations limit the sales charges that you may bear, there are no limits with regard to the amounts that the Distributor may pay out of its own resources.  In addition to the payments which are generally described herein and in the prospectus, the financial intermediary also may receive payments under the Rule 12b-1 Plan and/or Service Fees. In connection with these payments, the financial intermediary may elevate the prominence or profile of the Fund and/or other Federated funds within the financial intermediary's organization by, for example, placement on a list of preferred or recommended funds, and/or granting the Distributor preferential or enhanced opportunities to promote the funds in various ways within the financial intermediary's organization. You can ask your financial intermediary for information about any payments it receives from the Distributor or the Federated funds and any services provided.

The following examples illustrate the types of instances in which the
Distributor may make additional payments to financial intermediaries.

SUPPLEMENTAL PAYMENTS
The Distributor may make supplemental payments to certain financial intermediaries that are holders or dealers of record for accounts in one or more of the Federated funds.  These payments may be based on such factors as the number or value of Shares the financial intermediary sells or may sell; the value of client assets invested; or the type and nature of services or support furnished by the financial intermediary.

PROCESSING SUPPORT PAYMENTS
The Distributor may make payments to financial intermediaries that sell
Federated fund shares to help offset their costs associated with client account maintenance support, statement processing and transaction processing.  The types of payments that the Distributor may make under this category include payment of ticket charges on a per transaction basis; payment of networking fees; and
payment for ancillary services such as setting up funds on the financial intermediary's mutual fund trading system.

RETIREMENT PLAN PROGRAM SERVICING PAYMENTS
The Distributor may make payments to certain financial intermediaries who sell
Federated fund shares through retirement plan programs.  A financial intermediary may perform retirement plan program services itself or may arrange with a third party to perform retirement plan program services.  In addition to participant recordkeeping, reporting, or transaction processing, retirement plan program services may include services rendered to a plan in connection with fund/investment selection and monitoring; employee enrollment and education;
plan balance rollover or separation, or other similar services.

OTHER BENEFITS TO FINANCIAL INTERMEDIARIES
From time to time, the Distributor, at its expense, may provide additional compensation to financial intermediaries that sell or arrange for the sale of
Shares.  Such compensation may include financial assistance to financial intermediaries that enable the Distributor to participate in or present at conferences or seminars, sales or training programs for invited employees, client and investor events and other financial intermediary-sponsored events.

The Distributor also may hold or sponsor, at its expense, sales events, conferences and programs for employees or associated persons of financial intermediaries and may pay the travel and lodging expenses of attendees.  The
Distributor also may provide, at its expense, meals and entertainment in conjunction with meetings with financial intermediaries.  Other compensation may be offered to the extent not prohibited by applicable laws, regulations or the rules of any self-regulatory agency, such as the FINRA.

UNDERWRITING COMMISSIONS

The following chart reflects the total contingent deferred sales charges paid in connection with the sale of Class C Shares and the amount retained by the
Distributor for the last three fiscal years ended October 31

                                2007                                    2006                                    2005

                 TOTAL SALES                             TOTAL SALES                             TOTAL SALES           AMOUNT
                 CHARGES               AMOUNT            CHARGES               AMOUNT            CHARGES               RETAINED
                                       RETAINED                                RETAINED
Class C                     $2,476            $1,047                $1,651              $654                $6,443            $1,468
Shares


EXCHANGING SECURITIES FOR SHARES

You may contact the Distributor to request a purchase of Shares in exchange for securities you own. The Fund reserves the right to determine whether to accept your securities and the minimum market value to accept. The Fund will value your securities in the same manner as it values its assets. This exchange is treated as a sale of your securities for federal tax purposes.

SUBACCOUNTING SERVICES

Certain financial intermediaries may wish to use the transfer agent's subaccounting system to minimize their internal recordkeeping requirements. The transfer agent may charge a fee based on the level of subaccounting services rendered. Financial intermediaries holding Shares in a fiduciary, agency, custodial or similar capacity may charge or pass through subaccounting fees as part of or in addition to normal trust or agency account fees. They may also charge fees for other services that may be related to the ownership of Shares.
This information should, therefore, be read together with any agreement between the customer and the financial intermediary about the services provided, the fees charged for those services, and any restrictions and limitations imposed.

REDEMPTION IN KIND

Although the Fund intends to pay Share redemptions in cash, it reserves the right, as described below, to pay the redemption price in whole or in part by a distribution of the Fund's portfolio securities.

Because the Fund has elected to be governed by Rule 18f-1 under the 1940 Act, the Fund is obligated to pay Share redemptions to any one shareholder in cash only up to the lesser of $250,000 or 1% of the net assets represented by such
Share class during any 90-day period.

Any Share redemption payment greater than this amount will also be in cash unless the Fund's Board determines that payment should be in kind. In such a case, the Fund will pay all or a portion of the remainder of the redemption in portfolio securities, valued in the same way as the Fund determines its NAV. The portfolio securities will be selected in a manner that the Fund's Board deems fair and equitable and, to the extent available, such securities will be readily marketable.

Redemption in kind is not as liquid as a cash redemption. If redemption is made in kind, shareholders receiving the portfolio securities and selling them before their maturity could receive less than the redemption value of the securities and could incur certain transaction costs.

MASSACHUSETTS PARTNERSHIP LAW

Under certain circumstances, shareholders may be held personally liable as partners under Massachusetts law for obligations of the Trust. To protect its shareholders, the Trust has filed legal documents with Massachusetts that expressly disclaim the liability of its shareholders for acts or obligations of the Trust.

In the unlikely event a shareholder is held personally liable for the Trust's obligations, the Trust is required by the Declaration of Trust to use its property to protect or compensate the shareholder. On request, the Trust will defend any claim made and pay any judgment against a shareholder for any act or obligation of the Trust. Therefore, financial loss resulting from liability as a shareholder will occur only if the Trust itself cannot meet its obligations to indemnify shareholders and pay judgments against them.

ACCOUNT AND SHARE INFORMATION

VOTING RIGHTS
Each Share of the Fund gives the shareholder one vote in Trustee elections and other matters submitted to shareholders for vote.

All Shares of the Trust have equal voting rights, except that in matters affecting only a particular Fund or class, only Shares of that Fund or class are entitled to vote.

Trustees may be removed by the Board or by shareholders at a special meeting. A special meeting of shareholders will be called by the Board upon the written request of shareholders who own at least 10% of the Trust's outstanding Shares of all series entitled to vote.


As of December 3, 2007, the following shareholders owned of record, beneficially, or both, 5% or more of outstanding Institutional Shares: Teacher
Defined Contribution Retirement Plan FBO, Greenwood Village, CO, owned approximately 3,137,868 Shares (12.68)%; Emjay Corporation, Greenwood Village,
CO, owned approximately 2,963,696 Shares (11.97)%; National Financial Services,
New York, NY, owned approximately 2,859,473 Shares (11.55)% and Maril Co. FBO,
Milwaukee, WI, owned approximately 1,733,185 Shares (7.00)%

As of December 3, 2007, the following shareholders owned of record, beneficially, or both, 5% or more of outstanding Institutional Service Shares:
Emjay Corporation, Greenwood Village, CO, owned approximately 3,609,041 Shares
(18.59)%; IMS & Co., Englewood, CO, owned approximately 1,970,948 Shares
(10.18)%; Paychex Securities Corporation, W. Henrietta, NY, owned approximately
1,642,277 Shares (8.46)%; Saxon & Co., Philadelphia, PA, owned approximately
1,580,650 Shares (8.14)% and Genworth Financial Trust Company, Phoenix, AZ,
owned approximately 1,323,803 Shares (6.82)%.

As of December 3, 2007, the following shareholders owned of record, beneficially, or both, 5% or more of outstanding Class C  Shares: Edward Jones &
Co., Maryland Hts., MO, owned approximately 315,898 Shares (10.74)%; MLPF&S,
Jacksonville, FL, owned approximately 290,078 Shares (9.86)% and NFS LLC,
Muncie, IN, owned approximately 211,703 Shares (7.20)%.

As of December 3, 2007, the following shareholders owned of record, beneficially, or both, 5% or more of outstanding Class K Shares: Planmember
Services Corp., Kansas City, MO, owned approximately 1,522,163 Shares (51.93)%

Shareholders owning 25% or more of outstanding Shares may be in control and be able to affect the outcome of certain matters presented for a vote of shareholders.

Planmember Services Corp.,  is organized in the state of California and is a subsidiary of Planmember Services; organized in the state of California.


TAX INFORMATION

FEDERAL INCOME TAX
The Fund intends to meet requirements of Subchapter M of the Internal Revenue
Code (Code) applicable to regulated investment companies. If these requirements are not met, it will not receive special tax treatment and will be subject to federal corporate income tax.

The Fund will be treated as a single, separate entity for federal income tax purposes so that income earned and capital gains and losses realized by the
Trust's other portfolios will be separate from those realized by the Fund.

FOREIGN INVESTMENTS
If the Fund purchases foreign securities, their investment income may be subject to foreign withholding or other taxes that could reduce the return on these securities. Tax treaties between the United States and foreign countries, however, may reduce or eliminate the amount of foreign taxes to which the Fund would be subject. The effective rate of foreign tax cannot be predicted since the amount of Fund assets to be invested within various countries is uncertain.
However, the Fund intends to operate so as to qualify for treaty-reduced tax rates when applicable.

Distributions from a Fund may be based on estimates of book income for the year.
Book income generally consists solely of the income generated by the securities in the portfolio, whereas tax-basis income includes, in addition, gains or losses attributable to currency fluctuation. Due to differences in the book and tax treatment of fixed-income securities denominated in foreign currencies, it is difficult to project currency effects on an interim basis. Therefore, to the extent that currency fluctuations cannot be anticipated, a portion of distributions to shareholders could later be designated as a return of capital, rather than income, for income tax purposes, which may be of particular concern to simple trusts.

If the Fund invests in the stock of certain foreign corporations, they may constitute Passive Foreign Investment Companies (PFIC), and the Fund may be
subject to federal income taxes upon disposition of PFIC investments.

If more than 50% of the value of the Fund's assets at the end of the tax year is represented by stock or securities of foreign corporations, the Fund will qualify for certain Code provisions that allow its shareholders to claim a foreign tax credit or deduction on their U.S. income tax returns. The Code may limit a shareholder's ability to claim a foreign tax credit. Shareholders who elect to deduct their portion of the Fund's foreign taxes rather than take the foreign tax credit must itemize deductions on their income tax returns.

WHO MANAGES AND PROVIDES SERVICES TO THE FUND?

BOARD OF TRUSTEES

The  Board  is  responsible  for  managing  the Trust's business affairs and for exercising all the Trust's powers except those  reserved  for  the shareholders.
The  following  tables give information about each Board member and  the  senior officers of the Fund.  Where  required, the tables separately list Board members who are "interested persons" of  the Fund (i.e., "Interested" Board members) and those who are not (i.e., "Independent"  Board  members). Unless otherwise noted, the  address of each person listed is Federated Investors  Tower,  1001  Liberty
Avenue,  Pittsburgh,  PA.   As  of  December 31, 2006, the Trust comprised three
portfolios, and the Federated Fund Complex  consisted of 45 investment companies
(comprising 148 portfolios). Unless otherwise  noted,  each  Officer  is elected annually.  Unless otherwise noted, each Board member oversees all portfolios  in the Federated Fund Complex and serves for an indefinite term.

As of December 3, 2007, the Fund's Board and Officers as a group owned less than
1% of each Class of the Fund's outstanding Shares.

INTERESTED TRUSTEES BACKGROUND AND COMPENSATION

NAME
BIRTH DATE                                                                                                AGGREGATE            TOTAL
ADDRESS                                                                                                COMPENSATION     COMPENSATION
POSITIONS        PRINCIPAL OCCUPATION(S) FOR PAST FIVE YEARS,                                             FROM FUND       FROM TRUST
HELD WITH        OTHER DIRECTORSHIPS HELD AND PREVIOUS POSITION(S)                                     (PAST FISCAL              AND
TRUST                                                                                                         YEAR)        FEDERATED
DATE SERVICE                                                                                                            FUND COMPLEX
BEGAN                                                                                                                          (PAST
                                                                                                                            CALENDAR
                                                                                                                               YEAR)
JOHN F.          PRINCIPAL OCCUPATIONS: Director or Trustee of the Federated Fund Complex;                       $0               $0
DONAHUE*         Chairman and Director, Federated Investors, Inc.; Chairman of the Federated Fund
Birth Date:      Complex's Executive Committee.
July 28,
1924             PREVIOUS POSITIONS: Chairman of the Federated Fund Complex; Trustee, Federated
TRUSTEE          Investment Management Company and Chairman and Director, Federated Investment
Began            Counseling.
serving:
January 1990

J.               PRINCIPAL OCCUPATIONS: Principal Executive Officer and President of the Federated               $0               $0
CHRISTOPHER      Fund Complex; Director or Trustee of some of the Funds in the Federated Fund
DONAHUE*         Complex; President, Chief Executive Officer and Director, Federated Investors,
Birth Date:      Inc.; Chairman and Trustee, Federated Investment Management Company; Trustee,
April 11,        Federated Investment Counseling; Chairman and Director, Federated Global
1949             Investment Management Corp.; Chairman, Federated Equity Management Company of
PRESIDENT        Pennsylvania and Passport Research, Ltd. (Investment advisory subsidiary of
AND TRUSTEE      Federated); Trustee, Federated Shareholder Services Company; Director, Federated
Began            Services Company.
serving:
January 1990     PREVIOUS POSITIONS: President, Federated Investment Counseling; President and
                 Chief Executive Officer, Federated Investment Management Company, Federated
                 Global Investment Management Corp. and Passport Research, Ltd.

LAWRENCE D.      PRINCIPAL OCCUPATIONS: Director or Trustee of the Federated Fund Complex;                $1,290.85         $180,000
ELLIS, M.D.*     Professor of Medicine, University of Pittsburgh; Medical Director, University of
Birth Date:      Pittsburgh Medical Center Downtown; Hematologist, Oncologist and Internist,
October 11,      University of Pittsburgh Medical Center.
1932
3471 Fifth       OTHER DIRECTORSHIPS HELD: Member, National Board of Trustees, Leukemia Society of
Avenue           America.
Suite 1111
Pittsburgh,      PREVIOUS POSITIONS: Trustee, University of Pittsburgh; Director, University of
PA               Pittsburgh Medical Center.
TRUSTEE
Began
serving:
January 1990

* Family relationships and reasons for "interested" status: John F. Donahue is the father of J. Christopher Donahue; both are "interested" due to the positions they hold with Federated and its subsidiaries. Lawrence D. Ellis, M.D. is
"interested" because his son-in-law is employed by the Fund's principal underwriter, Federated Securities Corp.

INDEPENDENT TRUSTEES BACKGROUND AND COMPENSATION

NAME
BIRTH DATE                                                                                                AGGREGATE            TOTAL
ADDRESS                                                                                                COMPENSATION     COMPENSATION
POSITIONS        PRINCIPAL OCCUPATION(S) FOR PAST FIVE YEARS,                                             FROM FUND       FROM TRUST
HELD WITH        OTHER DIRECTORSHIPS HELD AND PREVIOUS POSITION(S)                                     (PAST FISCAL              AND
TRUST                                                                                                         YEAR)        FEDERATED
DATE SERVICE                                                                                                            FUND COMPLEX
BEGAN                                                                                                                          (PAST
                                                                                                                            CALENDAR
                                                                                                                               YEAR)
THOMAS G.        PRINCIPAL OCCUPATION: Director or Trustee of the Federated Fund Complex.                 $1,419.92         $198,000
BIGLEY
Birth Date:      OTHER DIRECTORSHIPS HELD: Director, Member of Executive Committee, Children's
February 3,      Hospital of Pittsburgh; Director, University of Pittsburgh.
1934
15 Old           PREVIOUS POSITION: Senior Partner, Ernst & Young LLP.
Timber Trail
Pittsburgh,
PA
TRUSTEE
Began
serving:
October 1995

JOHN T.          PRINCIPAL OCCUPATIONS: Director or Trustee of the Federated Fund Complex;                $1,419.92         $198,000
CONROY, JR.      Chairman of the Board, Investment Properties Corporation; Partner or Trustee in
Birth Date:      private real estate ventures in Southwest Florida.
June 23,
1937             PREVIOUS POSITIONS: President, Investment Properties Corporation; Senior Vice
Investment       President, John R. Wood and Associates, Inc., Realtors; President, Naples
Properties       Property Management, Inc. and Northgate Village Development Corporation.
Corporation
3838 North
Tamiami
Trail
Suite 402
Naples, FL
TRUSTEE
Began
serving:
August 1991

NICHOLAS P.      PRINCIPAL OCCUPATION: Director or Trustee of the Federated Fund Complex.                 $1,419.92         $198,000
CONSTANTAKIS
Birth Date:      OTHER DIRECTORSHIPS HELD: Director and Member of the Audit Committee, Michael
September 3,     Baker Corporation (engineering and energy services worldwide).
1939
175              PREVIOUS POSITION: Partner, Andersen Worldwide SC.
Woodshire
Drive
Pittsburgh,
PA
TRUSTEE
Began
serving:
February
1998

JOHN F.          PRINCIPAL OCCUPATION: Director or Trustee of the Federated Fund Complex;                 $1,29.085         $180,000
CUNNINGHAM       Director, QSGI, Inc. (technology services company).
Birth Date:
March 5,         OTHER DIRECTORSHIPS HELD: Chairman, President and Chief Executive Officer,
1943             Cunningham & Co., Inc. (strategic business consulting); Trustee Associate, Boston
353 El           College.
Brillo Way
Palm Beach,      PREVIOUS POSITIONS: Director, Redgate Communications and EMC Corporation
FL               (computer storage systems); Chairman of the Board and Chief Executive Officer,
TRUSTEE          Computer Consoles, Inc.; President and Chief Operating Officer, Wang
Began            Laboratories; Director, First National Bank of Boston; Director, Apollo Computer,
serving:         Inc.
January 1999

PETER E.         PRINCIPAL OCCUPATION: Director or Trustee of the Federated Fund Complex.                 $1,290.85         $180,000
MADDEN
Birth Date:      OTHER DIRECTORSHIPS HELD: Board of Overseers, Babson College.
March 16,
1942             PREVIOUS POSITIONS: Representative, Commonwealth of Massachusetts General Court;
One Royal        President, State Street Bank and Trust Company and State Street Corporation
Palm Way         (retired); Director, VISA USA and VISA International; Chairman and Director,
100 Royal        Massachusetts Bankers Association; Director, Depository Trust Corporation;
Palm Way         Director, The Boston Stock Exchange.
Palm Beach,
FL
TRUSTEE
Began
serving:
August 1991

CHARLES F.       PRINCIPAL OCCUPATIONS: Director or Trustee of the Federated Fund Complex;                $1,419.92         $198,000
MANSFIELD,       Management Consultant.
JR.
Birth Date:      PREVIOUS POSITIONS: Chief Executive Officer, PBTC International Bank; Partner,
April 10,        Arthur Young & Company (now Ernst & Young LLP); Chief Financial Officer of Retail
1945             Banking Sector, Chase Manhattan Bank; Senior Vice President, HSBC Bank USA
80 South         (formerly, Marine Midland Bank); Vice President, Citibank; Assistant Professor of
Road             Banking and Finance, Frank G. Zarb School of Business, Hofstra University;
Westhampton      Executive Vice President DVC Group, Inc. (marketing, communications and
Beach, NY        technology).
TRUSTEE
Began
serving:
January 1999

JOHN E.          PRINCIPAL OCCUPATIONS: Director or Trustee, and Chairman of the Board of                 $1,721.12         $234,000
MURRAY, JR.,     Directors or Trustees, of the Federated Fund Complex; Chancellor and Law
J.D., S.J.D.     Professor, Duquesne University; Partner, Murray, Hogue & Lannis.
Birth Date:
December 20,     OTHER DIRECTORSHIPS HELD: Director, Michael Baker Corp. (engineering,
1932             construction, operations and technical services).
Chancellor,
Duquesne         PREVIOUS POSITIONS: President, Duquesne University; Dean and Professor of Law,
University       University of Pittsburgh School of Law; Dean and Professor of Law, Villanova
Pittsburgh,      University School of Law.
PA
TRUSTEE
Began
serving:
February
1995

THOMAS M.        PRINCIPAL OCCUPATIONS: Director or Trustee of the Federated Fund Complex;                $1,290.85          $45,000
O'NEILL          Managing Director and Partner, Navigator Management Company, L.P. (investment and
Birth Date:      strategic consulting).
June 14,
1951             OTHER DIRECTORSHIPS HELD: Director, Midway Pacific (lumber); Board of Overseers,
95 Standish      Children's Hospital of Boston; Visiting Committee on Athletics, Harvard College.
Street
P.O. Box         PREVIOUS POSITIONS: Chief Executive Officer and President, Managing Director and
2779             Chief Investment Officer, Fleet Investment Advisors; President and Chief
Duxbury, MA      Executive Officer, Aeltus Investment Management, Inc.; General Partner, Hellman,
TRUSTEE          Jordan Management Co., Boston, MA; Chief Investment Officer, The Putnam
Began            Companies, Boston, MA; and Credit Analyst and Lending Officer, Fleet Bank.
serving:
October 2006
MARJORIE P.      PRINCIPAL OCCUPATIONS:  Director or Trustee of the Federated Fund Complex.               $1,290.85         $180,000
SMUTS
Birth Date:      PREVIOUS POSITIONS: Public Relations/Marketing Consultant/Conference Coordinator;
June 21,         National Spokesperson, Aluminum Company of America; television producer;
1935             President, Marj Palmer Assoc.; Owner, Scandia Bord.
4905 Bayard
Street
Pittsburgh,
PA
TRUSTEE
Began
serving:
January 1990

JOHN S.          PRINCIPAL OCCUPATIONS:  Director or Trustee of the Federated Fund Complex;               $1,290.85         $180,000
WALSH            President and Director, Heat Wagon, Inc. (manufacturer of construction temporary
Birth Date:      heaters); President and Director, Manufacturers Products, Inc. (distributor of
November 28,     portable construction heaters); President, Portable Heater Parts, a division of
1957             Manufacturers Products, Inc.
2604 William
Drive            PREVIOUS POSITION: Vice President, Walsh & Kelly, Inc.
Valparaiso,
IN
TRUSTEE
Began
serving:
January 1999
JAMES F.         PRINCIPAL OCCUPATIONS:  Director or Trustee of the Federated Fund Complex; Prior         $1,290.85         $134,416
WILL             to June 2006, Vice Chancellor and President, Saint Vincent College.
Birth Date:
October 12,      OTHER DIRECTORSHIPS HELD: Trustee, Saint Vincent College; Alleghany Corporation.
1938
721 E.           PREVIOUS POSITIONS: Chairman, President and Chief Executive Officer, Armco, Inc.;
McMurray         President and Chief Executive Officer, Cyclops Industries; President and Chief
Road             Operating Officer, Kaiser Steel Corporation.
McMurray PA
TRUSTEE
Began
serving:
April 2006

OFFICERS**

NAME
BIRTH DATE
POSITIONS
HELD WITH   PRINCIPAL OCCUPATION(S) AND PREVIOUS POSITION(S)
TRUST
DATE
SERVICE
BEGAN
JOHN W.     PRINCIPAL OCCUPATIONS: Executive Vice President and Secretary of the Federated Fund Complex; Vice Chairman, Executive
MCGONIGLE   Vice President, Secretary and Director, Federated Investors, Inc.
Birth Date:
October 26, PREVIOUS POSITIONS: Trustee, Federated Investment Management Company and Federated Investment Counseling; Director,
1938        Federated Global Investment Management Corp., Federated Services Company and Federated Securities Corp.
EXECUTIVE
VICE
PRESIDENT
Began
serving:
February
1990

RICHARD A.  PRINCIPAL OCCUPATIONS: Principal Financial Officer and Treasurer of the Federated Fund Complex; Senior Vice President,
NOVAK       Federated Administrative Services; Financial and Operations Principal for Federated Securities Corp., Edgewood Services,
Birth Date: Inc. and Southpointe Distribution Services, Inc.
December
25, 1963    PREVIOUS POSITIONS: Controller of Federated Investors, Inc.; Vice President, Finance of Federated Services Company; held
TREASURER   various financial management positions within The Mercy Hospital of Pittsburgh; Auditor, Arthur Andersen & Co.
Began
serving:
January
2006

RICHARD B.  PRINCIPAL OCCUPATIONS: Vice Chairman or Vice President of some of the Funds in the Federated Fund Complex; Vice
FISHER      Chairman, Federated Investors, Inc.; Chairman, Federated Securities Corp.
Birth Date:
May 17,     PREVIOUS POSITIONS: President and Director or Trustee of some of the Funds in the Federated Fund Complex; Executive Vice
1923        President, Federated Investors, Inc. and Director and Chief Executive Officer, Federated Securities Corp.
VICE
PRESIDENT
Began
serving:
February
1990

BRIAN P.    PRINCIPAL OCCUPATIONS: Senior Vice President and Chief Compliance Officer of the Federated Fund Complex; Vice President
BOUDA       and Chief Compliance Officer of Federated Investors, Inc.; and Chief Compliance Officer of its subsidiaries. Mr. Bouda
Birth Date: joined Federated in 1999 and is a member of the American Bar Association and the State Bar Association of Wisconsin.
February
28, 1947
SENIOR VICE
PRESIDENT
Began
serving:
January
2006

STEPHEN F.  PRINCIPAL OCCUPATIONS: Stephen F. Auth is Chief Investment Officer of this Fund and various other Funds in the Federated
AUTH        Fund Complex; Executive Vice President, Federated Investment Counseling, Federated Global Investment Management Corp.
Birth Date: and Federated Equity Management Company of Pennsylvania.
September
3, 1956     PREVIOUS POSITIONS: Executive Vice President, Federated Investment Management Company, and Passport Research, Ltd.
CHIEF       (Investment advisory subsidiary of Federated); Senior Vice President, Global Portfolio Management Services Division;
INVESTMENT  Senior Vice President, Federated Investment Management Company and Passport Research, Ltd.; Senior Managing Director and
OFFICER     Portfolio Manager, Prudential Investments.
Began
serving:
November
2002

**Officers do not receive any compensation from the Fund.

In addition, the Fund has appointed an Anti-Money Laundering Compliance Officer.

COMMITTEES OF THE BOARD

                                                                                                                           MEETINGS
BOARD          COMMITTEE                                                                                                   HELD
COMMITTEE      MEMBERS          COMMITTEE FUNCTIONS                                                                        DURING
                                                                                                                           LAST
                                                                                                                           FISCAL
                                                                                                                           YEAR

EXECUTIVE      John F.          In between meetings of the full Board, the Executive Committee generally may exercise      Three
               Donahue          all the powers of the full Board in the management and direction of the business and
               John E.          conduct of the affairs of the Trust in such manner as the Executive Committee shall
               Murray, Jr.,     deem to be in the best interests of the Trust.  However, the Executive Committee
               J.D., S.J.D.     cannot elect or remove Board members, increase or decrease the number of Trustees,
               John S.          elect or remove any Officer, declare dividends, issue shares or recommend to
               Walsh            shareholders any action requiring shareholder approval.

AUDIT          Thomas G.        The purposes of the Audit Committee are to oversee the accounting and financial            Seven
               Bigley           reporting process of the Fund, the Fund`s internal control over financial reporting,
               John T.          and the quality, integrity and independent audit of the Fund`s financial statements.
               Conroy, Jr.      The Committee also oversees or assists the Board with the oversight of compliance with
               Nicholas P.      legal requirements relating to those matters, approves the engagement and reviews the
               Constantakis     qualifications, independence and performance of the Fund`s independent registered
               Charles F.       public accounting firm, acts as a liaison between the independent registered public
               Mansfield,       accounting firm and the Board and reviews the Fund`s internal audit function.
               Jr.

NOMINATING     Thomas G.        The Nominating Committee, whose members consist of all Independent Trustees, selects       One
               Bigley           and nominates persons for election to the Fund`s Board when vacancies occur. The
               John T.          Committee will consider candidates recommended by shareholders, Independent Trustees,
               Conroy, Jr.      officers or employees of any of the Fund`s agents or service providers and counsel to
               Nicholas P.      the Fund. Any shareholder who desires to have an individual considered for nomination
               Constantakis     by the Committee must submit a recommendation in writing to the Secretary of the Fund,
               John F.          at the Fund's address appearing on the back cover of this Statement of Additional
               Cunningham       Information. The recommendation should include the name and address of both the
               Peter E.         shareholder and the candidate and detailed information concerning the candidate's
               Madden           qualifications and experience. In identifying and evaluating candidates for
               Charles F.       consideration, the Committee shall consider such factors as it deems appropriate.
               Mansfield,       Those factors will ordinarily include:  integrity, intelligence, collegiality,
               Jr.              judgment, diversity, skill, business and other experience, qualification as an
               John E.          "Independent Trustee," the existence of material relationships which may create the
               Murray, Jr.      appearance of a lack of independence, financial or accounting knowledge and
               Thomas M.        experience, and dedication and willingness to devote the time and attention necessary
               O'Neill          to fulfill Board responsibilities.
               Marjorie P.
               Smuts
               John S.
               Walsh
               James F.
               Will

BOARD OWNERSHIP OF SHARES IN THE FUND AND IN THE FEDERATED FAMILY OF INVESTMENT
COMPANIES AS OF DECEMBER 31, 2006

                                                                                     AGGREGATE
                                                      DOLLAR RANGE OF          DOLLAR RANGE OF
                                                         SHARES OWNED          SHARES OWNED IN
INTERESTED                            IN FEDERATED MAX-CAP INDEX FUND      FEDERATED FAMILY OF
BOARD MEMBER NAME                                                         INVESTMENT COMPANIES

John F. Donahue                                         Over $100,000            Over $100,000
J. Christopher Donahue                                  Over $100,000            Over $100,000
Lawrence D. Ellis, M.D.                                          None            Over $100,000

INDEPENDENT
BOARD MEMBER NAME
Thomas G. Bigley                                                 None            Over $100,000
John T. Conroy, Jr.                                     Over $100,000            Over $100,000
Nicholas P. Constantakis                            $10,001 - $50,000            Over $100,000
John F. Cunningham                                               None            Over $100,000
Peter E. Madden                                                  None            Over $100,000
Charles F. Mansfield, Jr.                           $10,001 - $50,000            Over $100,000
John E. Murray, Jr., J.D., S.J.D.                                None            Over $100,000
Thomas M. O'Neill                                                None            Over $100,000
Marjorie P. Smuts                                                None            Over $100,000
John S. Walsh                                      $50,001 - $100,000            Over $100,000
James F. Will                                                    None                     None


INVESTMENT MANAGER

The Manager oversees the Subadviser.  BlackRock Investment Management, LLC
(Subadviser, or BlackRock), a subsidiary of BlackRock, Inc., conducts investment research and makes investment decisions for the Fund. BlackRock began managing the portfolio as of the close of business on September 29, 2006.  Subject to the supervision and direction of the Board, the Manager provides to the Fund investment management evaluation services principally by performing initial due diligence on the Subadviser for the Fund and thereafter monitoring and evaluating the performance of the Subadviser through quantitative and qualitative analyses. In addition, the Manager conducts periodic in-person, telephonic and written consultations with the Subadviser. In initially evaluating the Subadviser, the Manager considered, among other factors, the
Subadviser's size, investment capabilities in the area of indexed assets under management, performance history, its ongoing commitment to client service and the stability and quality of the organization (including the Subadviser's financial condition), as well as the quality of the individuals that make up its investment team. On an ongoing basis, the Manager is responsible for communicating performance expectations and evaluations to the Subadviser;
monitoring tracking errors; monitoring and analyzing the use of futures contracts; monitoring the futures holdings of the Fund as a percentage of Fund assets; monitoring market timing in the Fund; monitoring securities lending for the Fund; discussing with the Subadviser the portfolio sampling techniques employed by the Subadviser; and ultimately recommending to the Board whether the
Subadvisory Agreement should be renewed, modified or terminated. The Manager provides written reports to the Board regarding the results of its evaluation and monitoring functions. In addition, the Manager is responsible for providing the Fund with administrative services, including, but not limited to, shareholder servicing and certain legal and accounting services. The Manager is also responsible for conducting all operations of the Fund, except those operations contracted to the Subadviser, custodian, transfer agent and dividend disbursing agent. The Manager receives an annual fee from the Fund for performing its responsibilities under the Management Contract. The Manager and the Subadviser shall not be liable to the Trust, the Fund, or any Fund shareholder for any losses that maybe sustained in the purchase, holding, or sale of any security or for anything done or omitted by it, except acts or omissions involving willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties imposed upon it by its contract with the Trust.

                                         NUMBER OF OTHER ACCOUNTS MANAGED             NUMBER OF ACCOUNTS AND ASSETS FOR WHICH
 NAME OF INVESTMENT ADVISER AND             AND ASSETS BY ACCOUNT TYPE                   ADVISORY FEE IS PERFORMANCE-BASED
       PORTFOLIO MANAGER

                                   REGISTERED      OTHER POOLED                     REGISTERED      OTHER POOLED
                                   INVESTMENT       INVESTMENT                      INVESTMENT       INVESTMENT    OTHER ACCOUNTS
                                    COMPANIES        VEHICLES     OTHER ACCOUNTS     COMPANIES        VEHICLES
         LEON ROSENBERG                 0               17               8               0               0               1
                                       $0         $3,622,792,306  $8,210,486,794        $0               $0         $697,816,332
        JEFFREY L. RUSSO               23               24              27               0               0               3
                                 $24,793,354,246 $18,139,004,107  $43,542,952,356       $0               $0        $2,008,746,773
       DEBRA L. JELILIAN               26               16              23               0               0               3
                                 $25,599,401,493   $862,738,211   $40,552,495,328       $0               $0        $2,008,746,773

* A portion of the assets in the master fund of a master-feeder structure are subject to a performance fee.

FUND OWNERSHIP

Each portfolio manager owned - 0 - shares of the Fund as of October 31, 2007.

PORTFOLIO MANAGER COMPENSATION

The Portfolio Manager Compensation Program of BlackRock Advisors, LLC and its
affiliates, including the Subadviser, ("BlackRock Advisors") is critical to
BlackRock Advisors' ability to attract and retain the most talented asset management professionals. This program ensures that compensation is aligned with maximizing investment returns and it provides a competitive pay opportunity for competitive performance.

COMPENSATION PROGRAM

The elements of total compensation for BlackRock Advisors portfolio managers are base salary, annual performance-based cash and stock compensation (cash and stock bonus) and other benefits. BlackRock Advisors has balanced these components of pay to provide portfolio managers with a powerful incentive to achieve consistently superior investment performance.  By design, portfolio manager compensation levels fluctuate - both up and down - with the relative investment performance of the portfolios that they manage.

   BASE SALARY

   Under the BlackRock Advisors approach, like that of many asset management firms, base salaries represent a relatively small portion of a portfolio manager's total compensation. This approach serves to enhance the motivational value of the performance-based (and therefore variable)
   compensation elements of the compensation program.

   PERFORMANCE-BASED COMPENSATION

   BlackRock Advisors believes that the best interests of investors are served by recruiting and retaining exceptional asset management talent and managing their compensation within a consistent and disciplined framework that emphasizes pay for performance in the context of an intensely competitive market for talent.  To that end, the portfolio manager incentive compensation is based on a formulaic compensation program.  BlackRock Advisors' formulaic portfolio manager compensation program includes: pre-tax investment performance relative to appropriate competitors or benchmark over 1-, 3- and
   5-year performance periods.  If a portfolio manager's tenure is less than 5 years, performance periods will reflect time in position.  In addition, portfolio manager's compensation can be based on BlackRock's investment performance, financial results of BlackRock, expense control, profit margins, strategic planning and implementation, quality of client service, market share, corporate reputation, capital allocation, compliance and risk control, leadership, workforce diversity, technology and innovation.  All factors are considered collectively by BlackRock Advisors management.

   CASH BONUS

   Performance-based compensation is distributed to portfolio managers in a combination of cash and stock. Typically, the cash bonus, when combined with base salary, represents more than 60% of total compensation for portfolio managers.

   STOCK BONUS

   A portion of the dollar value of the total annual performance-based bonus is paid in restricted shares of BlackRock, Inc. (the "Company") stock.  Paying a portion of annual bonuses in stock puts compensation earned by a portfolio manager for a given year "at risk" based on the Company's ability to sustain and improve its performance over future periods.

   The ultimate value of stock bonuses is dependent on future Company stock price performance. As such, the stock bonus aligns each portfolio manager's financial interests with those of the Company's shareholders and encourages a balance between short-term goals and long-term strategic objectives.

   Management strongly believes that providing a significant portion of competitive performance-based compensation in stock is in the best interests of investors and shareholders. This approach ensures that portfolio managers participate as shareholders in both the "downside risk" and "upside opportunity" of the Company's performance.  Portfolio managers therefore have a direct incentive to protect Company's reputation for integrity.

   OTHER BENEFITS

   Portfolio managers are also eligible to participate in broad-based plans offered generally to BlackRock employees, including broad-based retirement,
   401(k), health, and other employee benefit plans.

POTENTIAL MATERIAL CONFLICTS OF INTEREST

Real, potential or apparent conflicts of interest may arise when a portfolio manager has day-today portfolio management responsibilities with respect to more than one fund or account, including the following:

Certain investments may be appropriate for the portfolios and also for other clients advised by BlackRock Advisors and its affiliates (including the
Subadviser), including other client accounts managed by a portfolio's portfolio management team.  Investment decisions for a portfolio and other clients are made with a view to achieving their respective investment objectives and after consideration of such factors as their current holdings, availability of cash for investment and the size of their investments generally.  Frequently, a particular security may be bought or sold for only one client or in different amounts and at different times for more than one but less than all clients.
Likewise, because clients of BlackRock Advisors and its affiliates may have differing investment strategies, a particular security may be bought for one or more clients when one or more other clients are selling the security. The investment results for a portfolio may differ from the results achieved by other clients of BlackRock Advisors and its affiliates and results among clients may differ.  In addition, purchases or sales of the same security may be made for two or more clients on the same day.  In such event, such transactions will be allocated among the clients in a manner believed by BlackRock Advisors to be equitable to each.  BlackRock Advisors will not determine allocations based on whether it receives a performance based fee from the client.  In some cases, the allocation procedure could have an adverse effect on the price or amount of the securities purchased or sold by a portfolio.  Purchase and sale orders for a portfolio may be combined with those of other clients of BlackRock Advisors and its affiliates in the interest of achieving the most favorable net results to the portfolio.

To the extent that the portfolio's portfolio management team has responsibilities for managing accounts in addition to the portfolios, a portfolio manager will need to divide his time and attention among relevant accounts.

In some cases, a real, potential or apparent conflict may also arise where (i)
BlackRock Advisors or a portfolio manager may have an incentive, such as a performance based fee, in managing one account and not with respect to other accounts it manages or (ii) a portfolio manager owns an interest in one fund or account he or she manages and not another.


SERVICES AGREEMENT
Federated Advisory Services Company, an affiliate of the Manager, provides research, quantitative analysis, equity trading and transaction settlement and certain support services to the Manager.  The fee for these services is paid by the Manager and not by the Fund.

OTHER RELATED SERVICES
Affiliates of the Manager may, from time to time, provide certain electronic equipment and software to institutional customers in order to facilitate the purchase of Fund Shares offered by the Distributor.

CODE OF ETHICS RESTRICTIONS ON PERSONAL TRADING

As required by SEC rules, the Fund, its Manager, and its Distributor have adopted codes of ethics.  These codes govern securities trading activities of investment personnel, Fund Trustees, and certain other employees.  Although they do permit these people to trade in securities, including those that the Fund could buy, as well as Shares of the Fund, they also contain significant safeguards designed to protect the Fund and its shareholders from abuses in this area, such as requirements to obtain prior approval for, and to report, particular transactions.

VOTING PROXIES ON FUND PORTFOLIO SECURITIES
The Board has delegated to the Manager authority to vote proxies on the securities held in the Fund's portfolio.  The Board has also approved the
Manager's policies and procedures for voting the proxies, which are described below.

PROXY VOTING POLICIES

The Adviser's general policy is to cast proxy votes in favor of proposals that the Adviser anticipates will enhance the long-term value of the securities being voted.  Generally, this will mean voting for proposals that the Adviser believes will: improve the management of a company; increase the rights or preferences of the voted securities; and/or increase the chance that a premium offer would be made for the company or for the voted securities.

The following examples illustrate how these general policies may apply to proposals submitted by a company's board of directors.  However, whether the
Adviser supports or opposes a proposal will always depend on the specific circumstances described in the proxy statement and other available information.

On matters of corporate governance, generally the Adviser will vote for the full slate of directors nominated in an uncontested election; and for proposals to:
require a company's audit committee to be comprised entirely of independent directors; require independent tabulation of proxies and/or confidential voting by shareholders; reorganize in another jurisdiction (unless it would reduce the rights or preferences of the securities being voted); ratify the board's selection of auditors (unless compensation for non-audit services exceeded 50%
of the total compensation received from the company, or the previous auditor was dismissed because of a disagreement with the company); and repeal a shareholder rights plan (also known as a "poison pill").  The Adviser will generally vote against the adoption of such a plan (unless the plan is designed to facilitate, rather than prevent, unsolicited offers for the company).

On matters of capital structure, generally the Adviser will vote: against proposals to authorize or issue shares that are senior in priority or voting rights to the securities being voted; and for proposals to: reduce the amount of shares authorized for issuance; authorize a stock repurchase program; and grant preemptive rights to the securities being voted; and.  The Adviser will generally vote against proposals to eliminate such preemptive rights.

On matters relating to management compensation, generally the Adviser will vote:
for stock incentive plans that align the recipients' interests with the interests of shareholders without creating undue dilution; and against proposals that would permit the amendment or replacement of outstanding stock incentives with new stock incentives having more favorable terms; and against executive compensation plans that do not disclose the maximum amounts of compensation that may be awarded or the criteria for determining awards.

On matters relating to corporate transactions, the Adviser will vote proxies relating to proposed mergers, capital reorganizations, and similar transactions in accordance with the general policy, based upon its analysis of the proposed transaction.  The Adviser will vote proxies in contested elections of directors in accordance with the general policy, based upon its analysis of the opposing slates and their respective proposed business strategies.  Some transactions may also involve proposed changes to the company's corporate governance, capital structure or management compensation.  The Adviser will vote on such changes based on its evaluation of the proposed transaction or contested election.  In these circumstances, the Adviser may vote in a manner contrary to the general practice for similar proposals made outside the context of such a proposed transaction or change in the board.  For example, if the Adviser decides to vote against a proposed transaction, it may vote for anti-takeover measures reasonably designed to prevent the transaction, even though the Adviser typically votes against such measures in other contexts.

The Adviser generally votes against proposals submitted by shareholders without the favorable recommendation of a company's board.  The Adviser believes that a company's board should manage its business and policies, and that shareholders who seek specific changes should strive to convince the board of their merits or seek direct representation on the board.

In addition, the Adviser will not vote if it determines that the consequences or costs outweigh the potential benefit of voting.  For example, if a foreign market requires shareholders casting proxies to retain the voted shares until the meeting date (thereby rendering the shares "illiquid" for some period of time), the Adviser will not vote proxies for such shares.

Finally, because the Adviser has employed a sub-adviser to manage the Fund's assets, the Adviser's investment personnel do not perform proprietary research on the securities held by the Fund.  Therefore, the Adviser will vote proxies on the Fund's securities in accordance with its applicable general guidelines and in the same manner as any other fund managed by the Adviser or an affiliate of the Adviser, and for which investment personnel do perform such proprietary research, that is voting on the same proxy matter.  If neither of these two conditions applies, the Adviser will vote as recommended by the Fund's sub-
adviser and, if none of the previous conditions applies, as recommended by the subject company's board of directors.


PROXY VOTING PROCEDURES

The Adviser has established a Proxy Voting Committee (Proxy Committee), to exercise all voting discretion granted to the Adviser by the Board in accordance with the proxy voting policies.  The Adviser has hired Institutional Shareholder
Services (ISS) to obtain, vote, and record proxies in accordance with the Proxy
Committee's directions.  The Proxy Committee has supplied ISS with general guidelines that represent decisions made by the Proxy Committee in order to vote common proxy proposals; however, the Proxy Committee retains the right to modify these guidelines at any time or to vote contrary to the guidelines at any time in order to cast proxy votes in a manner that the Proxy Committee believes is consistent with the Adviser's general policy.  ISS may vote any proxy as directed in the guidelines without further direction from the Proxy Committee and may make any determinations required to implement the guidelines.  However, if the guidelines require case-by-case direction for a proposal, ISS shall provide the Proxy Committee with all information that it has obtained regarding the proposal and the Proxy Committee will provide specific direction to ISS.


CONFLICTS OF INTEREST
The Manager has adopted procedures to address situations where a matter on which a proxy is sought may present a potential conflict between the interests of the
Fund (and its shareholders) and those of the Manager or Distributor.  This may occur where a significant business relationship exists between the Manager (or its affiliates) and a company involved with a proxy vote.  A company that is a proponent, opponent, or the subject of a proxy vote, and which to the knowledge of the Proxy Committee has this type of significant business relationship, is referred to as an "Interested Company."

The Manager has implemented the following procedures in order to avoid concerns that the conflicting interests of the Manager have influenced proxy votes.  Any employee of the Manager who is contacted by an Interested Company regarding proxies to be voted by the Manager must refer the Interested Company to a member of the Proxy Committee, and must inform the Interested Company that the Proxy
Committee has exclusive authority to determine how the Manager will vote.  Any
Proxy Committee member contacted by an Interested Company must report it to the full Proxy Committee and provide a written summary of the communication.  Under no circumstances will the Proxy Committee or any member of the Proxy Committee make a commitment to an Interested Company regarding the voting of proxies or disclose to an Interested Company how the Proxy Committee has directed such proxies to be voted.  If the Proxy Voting Guidelines already provide specific direction on the proposal in question, the Proxy Committee shall not alter or amend such directions.  If the Proxy Voting Guidelines require the Proxy
Committee to provide further direction, the Proxy Committee shall do so in accordance with the proxy voting policies, without regard for the interests of the Manager with respect to the Interested Company.  If the Proxy Committee provides any direction as to the voting of proxies relating to a proposal affecting an Interested Company, it must disclose to the Fund's Board information regarding: the significant business relationship; any material communication with the Interested Company; the matter(s) voted on; and how, and why, the Manager voted as it did.

If the Fund holds shares of another investment company for which the Manager (or an affiliate) acts as an investment adviser, the Proxy Committee will vote the
Fund's proxies in the same proportion as the votes cast by shareholders who are not clients of the Manager at any shareholders' meeting called by such investment company, unless otherwise directed by the Board.

PROXY VOTING REPORT
A report on "Form N-PX" of how the Fund voted any proxies during the most recent
12-month period ended June 30 is available through Federated's website.  Go to
FederatedInvestors.com; select "Products;" select the Fund; then use the link to
"Prospectuses and Regulatory Reports " to access the link to Form N-PX. Form N-
PX filings are also available at the SEC's website at www.sec.gov.

PORTFOLIO HOLDINGS INFORMATION

Information concerning the Fund's portfolio holdings is available in the
"Products" section of Federated's website at FederatedInvestors.com. A complete listing of the Fund's portfolio holdings as of the end of each month is posted on the website 15 days (or the next business day) after the end of the month and remains posted until replaced by the information for the succeeding month.
Summary portfolio composition information as of the close of each month is posted on the website 15 days (or the next business day) after month-end and remains until replaced by the information for the succeeding month.  The summary portfolio composition information may include identification of the Fund's top ten holdings and a percentage breakdown of the portfolio by sector.

To access this information from the "Products" section of the website, click on the "Portfolio Holdings" link under "Related Information" and select the appropriate link opposite the name of the Fund, or select the name of the Fund, and from the Fund's page click on the "Portfolio Holdings" or "Composition"
link.

You may also access portfolio information as of the end of the Fund's fiscal quarters from the "Products" section of the website.  The Fund's annual and semiannual reports, which contain complete listings of the Fund's portfolio holdings as of the end of the Fund's second and fourth fiscal quarters, may be accessed by selecting the "Prospectuses and Regulatory Reports" link under
"Related Information" and selecting the link to the appropriate PDF.  Complete listings of the Fund's portfolio holdings as of the end of the Fund's first and third fiscal quarters may be accessed by selecting "Portfolio Holdings" from the
"Products" section and then selecting the appropriate link opposite the name of the Fund.  Fiscal quarter information is made available on the website within 70 days after the end of the fiscal quarter.  This information is also available in reports filed with the SEC at the SEC's website at www.sec.gov.

The disclosure policy of the Fund and the Manager prohibits the disclosure of portfolio holdings information to any investor or intermediary before the same information is made available to other investors.  Employees of the Manager or its affiliates who have access to nonpublic information concerning the Fund's portfolio holdings are prohibited from trading securities on the basis of this information.  Such persons must report all personal securities trades and obtain pre-clearance for all personal securities trades other than mutual fund shares.

Firms that provide administrative, custody, financial, accounting, legal or other services to the Fund may receive nonpublic information about Fund portfolio holdings for purposes relating to their services.  The Fund may also provide portfolio holdings information to publications that rate, rank or otherwise categorize investment companies.  Traders or portfolio managers may provide "interest" lists to facilitate portfolio trading if the list reflects only that subset of the portfolio for which the trader or portfolio manager is seeking market interest.  A list of service providers, publications and other third parties who may receive nonpublic portfolio holdings information appears in the Appendix to this SAI.

The furnishing of nonpublic portfolio holdings information to any third party
(other than authorized governmental or regulatory personnel) requires the prior approval of the President of the Manager and of the Chief Compliance Officer of
the Fund.  The President of the Manager and the Chief Compliance Officer will approve the furnishing of nonpublic portfolio holdings information to a third party only if they consider the furnishing of such information to be in the best interests of the Fund and its shareholders.  In that regard, and to address possible conflicts between the interests of Fund shareholders and those of the
Manager and its affiliates, the following procedures apply.  No consideration may be received by the Fund, the Manager, any affiliate of the Manager or any of their employees in connection with the disclosure of portfolio holdings information.  Before information is furnished, the third party must sign a written agreement that it will safeguard the confidentiality of the information, will use it only for the purposes for which it is furnished and will not use it in connection with the trading of any security.  Persons approved to receive nonpublic portfolio holdings information will receive it as often as necessary for the purpose for which it is provided.  Such information may be furnished as frequently as daily and often with no time lag between the date of the information and the date it is furnished.  The Board receives and reviews annually a list of the persons who receive nonpublic portfolio holdings information and the purposes for which it is furnished.


BROKERAGE TRANSACTIONS AND INVESTMENT ALLOCATION

When selecting brokers and dealers to handle the purchase and sale of portfolio instruments, the Manager looks for prompt execution of the order at a favorable price. The Manager will generally use those who are recognized dealers in specific portfolio instruments, except when a better price and execution of the order can be obtained elsewhere. The Manager may select brokers and dealers based on whether they also offer research services (as described below).  The
Manager may also direct certain portfolio trades to a broker that, in turn, pays a portion of the Fund's operating expenses.  The Manager makes decisions on portfolio transactions and selects brokers and dealers subject to review by the
Fund's Board.

Investment decisions for the Fund are made independently from those of other accounts managed by the Manager and accounts managed by affiliates of the
Manager.  Except as noted below, when the Fund and one or more of those accounts invests in, or disposes of, the same security, available investments or opportunities for sales will be allocated among the Fund and the account(s) in a manner believed by the Manager to be equitable. While the coordination and ability to participate in volume transactions may benefit the Fund, it is possible that this procedure could adversely impact the price paid or received and/or the position obtained or disposed of by the Fund.  Investments for
Federated Kaufmann Fund and other accounts managed by that fund's portfolio managers in initial public offerings ("IPO") are made independently from any other accounts, and much of their non-IPO trading may also be conducted independently from other accounts. Trading and allocation of investments, including IPOs, for accounts managed by Federated MDTA LLC are also made independently from the Fund.  Investment decisions, and trading, for certain separately managed or wrap-fee accounts, and other accounts, of Federated
Investment Counseling and Federated MDTA LLC, both affiliates of the Manager, also are generally made, and conducted, independently from the Fund.  It is possible that such independent trading activity could adversely impact the prices paid or received and/or positions obtained or disposed of by the Fund.


RESEARCH SERVICES
Research services may include advice as to the advisability of investing in securities; security analysis and reports; economic studies; industry studies;
receipt of quotations for portfolio evaluations; and similar services. Research services may be used by the Manager or by affiliates of Federated in advising other accounts. To the extent that receipt of these services may replace services for which the Manager or its affiliates might otherwise have paid, it would tend to reduce their expenses. The Manager and its affiliates exercise reasonable business judgment in selecting those brokers who offer brokerage and research services to execute securities transactions. They determine in good faith that commissions charged by such persons are reasonable in relationship to the value of the brokerage and research services provided.

CUSTODIAN
State Street Bank and Trust Company, Boston, Massachusetts, is custodian for the securities and cash of the Fund. Foreign instruments purchased by the Fund are held by foreign banks participating in a network coordinated by State Street
Bank.

TRANSFER AGENT AND DIVIDEND DISBURSING AGENT
State Street Bank and Trust Company, the Fund's registered transfer agent, maintains all necessary shareholder records.

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
The independent registered public accounting firm for the Fund, Ernst & Young
LLP, conducts its audits in accordance with the standards of the Public Company
Accounting Oversight Board (United States), which require it to plan and perform its audits to provide reasonable assurance about whether the Fund's financial statements and financial highlights are free of material misstatement.


FEES PAID BY THE FUND FOR SERVICES
 FOR THE YEAR ENDED OCTOBER 31           2007           2006           2005
 Management Fee Earned             $3,964,909     $3,883,865     $1,119,634
 Management Fee Reduction          206,580        243,094        242,439
 Management Fee Reimbursement      1,416          0              51
 Sub-Advisory Fee                  597,916        543,741        576,749
 Brokerage Commissions             246,037        194,439        197,597
 12B-1 FEE:
  Institutional Service Shares     272,756        --             --
  Class C Shares                   568,974        --             --
  Class K Shares                   392,547        --             --
 SHAREHOLDER SERVICES FEE:
  Institutional Shares             0              --             --
  Institutional Service Shares     1,228,066      --             --
  Class C Shares                   186,127        --             --
Fees are allocated among classes based on their pro rata share of Fund assets, except for marketing (Rule 12b-1) fees and shareholder services fees, which are borne only by the applicable class of Shares.

Includes $477 paid to a company affiliated with management of Federated.


HOW DOES THE FUND MEASURE PERFORMANCE?

The Fund may advertise Share performance by using the SEC's standard methods for calculating performance applicable to all mutual funds. The SEC also permits this standard performance information to be accompanied by non-standard performance information.


Share performance reflects the effect of non-recurring charges, such as maximum sales charges, which, if excluded, would increase the total return and yield.
The performance of Shares depends upon such variables as: portfolio quality;
average portfolio maturity; type and value of portfolio securities; changes in interest rates; changes or differences in the Fund's or any class of Shares'
expenses; and various other factors.


Share performance fluctuates on a daily basis largely because net earnings and/or the value of portfolio holdings fluctuate daily. Both net earnings and offering price per Share are factors in the computation of yield and total return.

AVERAGE ANNUAL TOTAL RETURNS AND YIELD

Total returns are given for the one-year, five-year and ten-year or Start of
Performance periods ended October 31, 2007.

Yield is given for the 30-day period ended October 31, 2007.

                                                      30-DAY PERIOD     1 YEAR     5 YEARS     10 YEARS

INSTITUTIONAL SHARES:
Total Return
  Before Taxes                                        N/A               14.13%     13.54%      6.71%
  After Taxes on Distributions                        N/A               12.29%     12.85%      6.01%
  After Taxes on Distributions and Sale of Shares
                                                      N/A               10.57%     11.65%      5.54%
Yield                                                 1.50%             N/A        N/A         N/A

                                                      30-DAY PERIOD     1 YEAR     5 YEARS     10 YEARS

INSTITUTIONAL SERVICE SHARES:
Total Return
  Before Taxes                                        N/A               13.78%     13.20%      6.39%
  After Taxes on Distributions                        N/A               12.04%     12.60%      5.79%
  After Taxes on Distributions and Sale of Shares
                                                      N/A               10.34%     11.40%      5.33%
Yield                                                 1.20%             N/A        N/A         N/A

                                                                                             START OF PERFORMANCE ON NOVEMBER
                                                     30-DAY           1 YEAR     5 YEARS     10,1997
                                                     PERIOD

CLASS C SHARES:
Total Return
  Before Taxes                                       N/A              12.91%     12.40%      5.59%
  After Taxes on Distributions                       N/A              11.42%     11.95%      5.19%
  After Taxes on Distributions and Sale of
  Shares                                             N/A              9.75%      10.74%      4.73%
Yield                                                0.48%            N/A        N/A         N/A

                                                      30-DAY PERIOD     1 YEAR     5 YEARS     10 YEARS

CLASS K SHARES:
Total Return
  Before Taxes                                        N/A               13.29%     12.72%      5.91%
  After Taxes on Distributions                        N/A               11.70%     12.20%      5.45%
  After Taxes on Distributions and Sale of Shares
                                                      N/A               10.01%     11.00%      4.98%
Yield                                                 0.76%             N/A        N/A         N/A


TOTAL RETURN
Total return represents the change (expressed as a percentage) in the value of
Shares over a specific period of time, and includes the investment of income and capital gains distributions.

The average annual total return for Shares is the average compounded rate of return for a given period that would equate a $10,000 initial investment to the ending redeemable value of that investment. The ending redeemable value is computed by multiplying the number of Shares owned at the end of the period by the NAV per Share at the end of the period. The number of Shares owned at the end of the period is based on the number of Shares purchased at the beginning of the period with $10,000, less any applicable sales charge, adjusted over the period by any additional Shares, assuming the annual reinvestment of all dividends and distributions.  Total returns after taxes are calculated in a similar manner, but reflect additional standard assumptions required by the SEC.

YIELD
The yield of Shares is calculated by dividing: (i) the net investment income per
Share earned by the Shares over a 30-day period; by (ii) the maximum offering price per Share on the last day of the period. This number is then annualized using semi-annual compounding. This means that the amount of income generated during the 30-day period is assumed to be generated each month over a 12-month period and is reinvested every six months. The yield does not necessarily reflect income actually earned by Shares because of certain adjustments required by the SEC and, therefore, may not correlate to the dividends or other distributions paid to shareholders.

To the extent financial intermediaries charge fees in connection with services provided in conjunction with an investment in Shares, the Share performance is lower for shareholders paying those fees.

WHO IS FEDERATED INVESTORS, INC.?

Federated and  its  subsidiaries are dedicated to providing you with world-class investment management.  With offices in Pittsburgh, New York City and Frankfurt,
Federated is a firm with  independent  research,  product  breadth  and industry standing.

Federated seeks to achieve superior and sustainable investment performance for a broad  array of global clients through a disciplined investment process  and  an information advantage created by proprietary fundamental research.  Federated is distinctive in our disciplined process that integrates proprietary research with trading and portfolio management.


FEDERATED FUNDS OVERVIEW

EQUITIES
As  of  December   31,   2006,   Federated  managed  48  equity  funds  totaling
approximately  $28.7 billion in assets  across  growth,  value,  equity  income, international, index and sector allocation styles.

TAXABLE FIXED-INCOME
As of December 31,  2006,  Federated  managed  35  taxable bond funds including:
high-yield, multi-sector, mortgage-backed, U.S. government,  U.S.  corporate and international, with assets approximating $15.2 billion.

TAX FREE FIXED-INCOME
As  of  December  31,  2006,  Federated  managed  14  municipal  bond funds with approximately  $2.9 billion in assets and 22 municipal money market  funds  with approximately $27.6 billion in total assets.

MONEY MARKET FUNDS
As of December 31,  2006,  Federated  managed $155.2 billion in assets across 51 money market funds, including 17 government,  11 prime, 22 municipal and 1 euro-
denominated  with  assets  approximating  $63.5 billion,  $64.0  billion,  $27.6 billion and $82.9 million.

The  Chief  Investment  Officers  responsible  for   oversight  of  the  various
investment  sectors  within  Federated  are: Stephen F. Auth,  CFA,  for  Global
Equity; Robert J. Ostrowski, CFA, for Taxable Fixed-Income; Mary Jo Ochson, CFA,
for Tax Free Fixed-Income; and Deborah A.  Cunningham,  CFA,  for  Money  Market
Funds.


FINANCIAL INFORMATION


The Financial Statements for the Fund for the fiscal year ended October 31, 2007 are incorporated herein by reference to the Annual Report to Shareholders of
Federated Max-Cap Index Fund dated October 31, 2007.


STANDARD & POOR'S
The Fund is not sponsored, endorsed, sold or promoted by, or affiliated with,
Standard & Poor's ("S&P"). S&P makes no representation or warranty, express or implied, to the owners of the Fund or any member of the public regarding the advisability of investing in securities generally or in the Fund particularly or the ability of the S&P 500 Index to track general stock market performance.
S&P's only relationship to Federated Securities Corp. (the "Licensee") is the
licensing of certain trademarks and trade names of S&P and of the S&P 500 Index, which is determined, composed and calculated by S&P without regard to the
Licensee or the Fund. S&P has no obligation to take the needs of the Licensee or the owners of the Fund into consideration in determining, composing or calculating the S&P 500 Index. S&P is not responsible for and has not participated in the determination of, the timing of, prices at, or quantities of the Fund to be issued or in the determination or calculation of the equation by which the Fund is to be converted into cash. S&P has no obligation or liability in connection with the administration, marketing or trading of the Fund.

S&P does not guarantee the accuracy and/or the completeness of the S&P 500 Index or any data included therein. S&P makes no warranty, express or implied, as to results to be obtained by Licensee, owners of the Fund, or any other person or entity from the use of the S&P 500 Index or any data included therein in connection with the rights licensed hereunder or for any other use. S&P makes no express or implied warranties, and expressly disclaims all warranties of merchantability or fitness for a particular purpose or use with respect to the
S&P 500 Index or any data included therein. Without limiting any of the foregoing, in no event shall S&P have any liability for any special, punitive, indirect, or consequential damages (including lost profits), even if notified of the possibility of such damages.

ADDRESSES

FEDERATED MAX-CAP INDEX FUND

Institutional Shares
Institutional Service Shares
Class C Shares
Class K Shares

Federated Investors Funds
5800 Corporate Drive
Pittsburgh, PA 15237-7000

DISTRIBUTOR
Federated Securities Corp.

Federated Investors Tower

1001 Liberty Avenue

Pittsburgh, PA 15222-3779

INVESTMENT MANAGER
Federated Equity Management Company of Pennsylvania

Federated Investors Tower

1001 Liberty Avenue

Pittsburgh, PA 15222-3779

SUB ADVISER
BlackRock Investment Management, LLC
P.O. Box 9011
Princeton, NJ 08543-9011

CUSTODIAN, TRANSFER AGENT AND DIVIDEND DISBURSING AGENT
State Street Bank and Trust Company

P.O. Box 8600

Boston, MA 02266-8600

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
Ernst & Young LLP

200 Clarendon Street

Boston, MA 02116-5072

APPENDIX

The following is a list of persons other than the Manager and its affiliates that may receive nonpublic portfolio holdings information concerning the Fund:

CUSTODIAN
State Street Bank and Trust Company

SECURITIES LENDING AGENT
Citibank, N.A.

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
Ernst & Young LLP

LEGAL COUNSEL
Dickstein Shapiro LLP
Reed Smith LLP

SERVICE PROVIDERS
Bloomberg
Factset
Institutional Shareholder Services
Investor Responsibility Research Center
Wilshire Associates, Inc.

SECURITY PRICING SERVICES
Reuters
Standard & Poor's
FT Interactive Data
Bear Stearns

RATINGS AGENCIES
Standard & Poor's

PERFORMANCE REPORTING/PUBLICATIONS
Fidelity Strategic Advisors

Lipper

Morningstar

NASDAQ

Value Line

Wiesenberger/Thomson Financial

OTHER
Investment Company Institute
Astec Consulting Group, Inc.

FEDERATED MID-CAP INDEX FUND

A PORTFOLIO OF FEDERATED INDEX TRUST

STATEMENT OF ADDITIONAL INFORMATION

DECEMBER 31, 2007

This Statement of Additional Information (SAI) is not a prospectus. Read this
SAI in conjunction with the prospectus for Federated Mid-Cap Index Fund (Fund), dated December 31, 2007.

This SAI incorporates by reference the Fund's Annual Report. Obtain the prospectus or the Annual Report without charge by calling 1-800-341-7400.

                                         CONTENTS
                                         How is the Fund Organized?.............
                                         Securities in Which the Fund Invests...
                                         What Do Shares Cost?...................
                                         How is the Fund Sold?..................
                                         Exchanging Securities for Shares.......
                                         Subaccounting Services.................
                                         Redemption in Kind.....................
                                         Massachusetts Partnership Law..........
                                         Account and Share Information..........
                                         Tax Information........................
                                         Who Manages and Provides Services to
                                         the Fund?..............................
                                         How Does the Fund Measure Performance?.
                                         Who is Federated Investors, Inc.?......
                                         Financial Information..................
                                         Standard & Poor's..................
                                         Addresses..............................
                                         Appendix...............................
Federated Mid-Cap Index Fund
Federated Investors Funds
5800 Corporate Drive
Pittsburgh, PA 15237-7000
Contact us at FEDERATEDINVESTORS.COM
or call 1-800-341-7400.
Federated Securities Corp., Distributor

0032104B (12/07)

Federated is a registered mark
of Federated Investors, Inc.
2007 {copyright}Federated Investors, Inc.

                                -0-

HOW IS THE FUND ORGANIZED?


The Fund is a diversified portfolio of Federated Index Trust (Trust). The Trust is an open-end, management investment company that was established under the laws of the Commonwealth of Massachusetts on January 30, 1990. The Trust may
offer separate series of shares representing interests in separate portfolios of securities. The Fund changed its name from Federated Mid-Cap Fund to Federated
Mid-Cap Index Fund on July 16, 2001.


The Fund's investment manager is Federated Equity Management Company of
Pennsylvania (Manager).

SECURITIES IN WHICH THE FUND INVESTS

In pursuing its investment strategy, the Fund may invest in the following securities for any purpose that is consistent with its investment objective:

SECURITIES DESCRIPTIONS AND TECHNIQUES

EQUITY SECURITIES
Equity securities represent a share of an issuer's earnings and assets, after the issuer pays its liabilities. The Fund cannot predict the income it will receive from equity securities because issuers generally have discretion as to the payment of any dividends or distributions. However, equity securities offer greater potential for appreciation than many other types of securities, because their value increases directly with the value of the issuer's business. The following describes the types of equity securities in which the Fund may invest:

COMMON STOCKS
Common stocks are the most prevalent type of equity security. Common stocks receive the issuer's earnings after the issuer

pays its creditors and any preferred stockholders. As a result, changes in an issuer's earnings directly influence the value of its common stock.

PREFERRED STOCKS
Preferred stocks have the right to receive specified dividends or distributions before the issuer makes payments on its common stock. Some preferred stocks also participate in dividends and distributions paid on common stock. Preferred stocks may also permit the issuer to redeem the stock. The Fund may treat such redeemable preferred stock as a fixed-income security.

INTERESTS IN OTHER LIMITED LIABILITY COMPANIES
Entities such as limited partnerships, limited liability companies, business trusts and companies organized outside the United States may issue securities comparable to common or preferred stock.

REAL ESTATE INVESTMENT TRUSTS (REITS)
REITs are real estate investment trusts that lease, operate and finance commercial real estate. REITs are exempt from federal corporate income tax if they limit their operations and distribute most of their income. Such tax requirements limit a REIT's ability to respond to changes in the commercial real estate market.

WARRANTS
Warrants give the Fund the option to buy the issuer's equity securities at a specified price (the exercise price) at a specified future date (the expiration date). The Fund may buy the designated securities by paying the exercise price before the expiration date. Warrants may become worthless if the price of the stock does not rise above the exercise price by the expiration date. This increases the market risks of warrants as compared to the underlying security.
Rights are the same as warrants, except companies typically issue rights to existing stockholders.

FIXED-INCOME SECURITIES
Fixed-income securities pay interest, dividends or distributions at a specified rate. The rate may be a fixed percentage of the principal or adjusted periodically. In addition, the issuer of a fixed-income security must repay the principal amount of the security, normally within a specified time. Fixed-income securities provide more regular income than equity securities. However, the returns on fixed-income securities are limited and normally do not increase with the issuer's earnings. This limits the potential appreciation of fixed-income securities as compared to equity securities.

A security's yield measures the annual income earned on a security as a percentage of its price. A security's yield will increase or decrease depending upon whether it costs less (a discount) or more (a premium) than the principal amount. If the issuer may redeem the security before its scheduled maturity, the price and yield on a discount or premium security may change based upon the probability of an early redemption. Securities with higher risks generally have higher yields.

The following describes the types of fixed-income securities in which the Fund may invest:

TREASURY SECURITIES
Treasury securities are direct obligations of the federal government of the
United States. Treasury securities are generally regarded as having the lowest credit risks.

AGENCY SECURITIES
Agency securities are issued or guaranteed by a federal agency or other government sponsored entity (GSE) acting under federal authority. Some GSE securities are supported by the full faith and credit of the United States.
These include the Government National Mortgage Association, Small Business
Administration, Farm Credit System Financial Assistance Corporation, Farmer's
Home Administration, Federal Financing Bank, General Services Administration,
Department of Housing and Urban Development, Export-Import Bank, Overseas
Private Investment Corporation, and Washington Metropolitan Area Transit
Authority Bonds.

Other GSE securities receive support through federal subsidies, loans or other benefits. For example, the U.S. Treasury is authorized to purchase specified amounts of securities issued by (or otherwise make funds available to) the
Federal Home Loan Bank System, Federal Home Loan Mortgage Corporation, Federal
National Mortgage Association, and Tennessee Valley Authority in support of such obligations.

A few GSE securities have no explicit financial support, but are regarded as having implied support because the federal government sponsors their activities.
These include the Farm Credit System, Financing Corporation, and Resolution

Funding Corporation.

Investors regard agency securities as having low credit risks, but not as low as
Treasury securities. A Fund treats mortgage-backed securities guaranteed by a
GSE as if issued or guaranteed by a federal agency.

Although such a guarantee protects against credit risks, it does not reduce market and prepayment risks.

DERIVATIVE CONTRACTS

Derivative contracts are financial instruments that require payments based upon changes in the values of designated securities, commodities, currencies, indices, or other assets or instruments including other derivative contracts,
(each a "Reference Instrument" and collectively, "Reference Instruments").  Each party to a derivative contract is referred to as a counterparty.  Some derivative contracts require payments relating to an actual, future trade involving the Reference Instrument.  These types of derivatives are frequently referred to as "physically settled" derivatives.  Other derivative contracts require payments relating to the income or returns from, or changes in the market value of, a Reference Instrument.  These types of derivatives are known as "cash settled" derivatives, since they require cash payments in lieu of delivery of the Reference Instrument.

Many derivative contracts are traded on securities or commodities exchanges.  In this case, the exchange sets all the terms of the contract except for the price.
Investors make payments due under their contracts through the exchange.  Most exchanges require investors to maintain margin accounts through their brokers to cover their potential obligations to the exchange.  Parties to the contract make
(or collect) daily payments to the margin accounts to reflect losses (or gains)
in the value of their contracts.  This protects investors against potential defaults by the counterparty.  Trading contracts on an exchange also allows investors to close out their contracts by entering into offsetting contracts.

For example, the Fund could close out an open contract to buy an asset at a future date by entering into an offsetting contract to sell the same asset on the same date.  If the offsetting sale price is more than the original purchase price, the Fund realizes a gain; if it is less, the Fund realizes a loss.
Exchanges may limit the amount of open contracts permitted at any one time.
Such limits may prevent the Fund from closing out a position.  If this happens, the Fund will be required to keep the contract open (even if it is losing money on the contract), and to make any payments required under the contract (even if it has to sell portfolio securities at unfavorable prices to do so).  Inability to close out a contract could also harm the Fund by preventing it from disposing of or trading any assets it has been using to secure its obligations under the contract.

The Fund may also trade derivative contracts over-the-counter (OTC) in transactions negotiated directly between the Fund and the counterparty. OTC contracts do not necessarily have standard terms, so they may be less liquid and more difficult to value than exchange-traded contracts. In addition, OTC contracts with more specialized terms may be more difficult to value than exchange traded contracts, especially in times of financial stress.

Depending on how the Fund uses derivative contracts and the relationships between the market value of a derivative contract and the Reference Instrument, derivative contracts may increase or decrease the Fund's exposure to the risks of the Reference Instrument, and may also expose the fund to liquidity and leverage risks.  OTC contracts also expose the Fund to credit risks in the event that a counterparty defaults on the contract.

The Fund may invest in a derivative contract if it is permitted to own, invest in, or otherwise have economic exposure to the Reference Instrument. The Fund is not required to own a Reference Instrument in order to buy or sell a derivative contract relating to that Reference Instrument. The Fund may trade in the following types of derivative contracts, including combinations thereof:

FUTURES CONTRACTS
Futures contracts provide for the future sale by one party and purchase by another party of a specified amount of a Reference Instrument at a specified price, date and time.  Entering into a contract to buy a Reference Instrument is commonly referred to as buying a contract or holding a long position in the asset.  Entering into a contract to sell a Reference Instrument is commonly referred to as selling a contract or holding a short position in the Reference
Instrument.  Futures contracts are considered to be commodity contracts. The
Fund has claimed an exclusion from the definition of the term "commodity pool operator" under the Commodity Exchange Act and, therefore, is not subject to registration or regulation as a commodity pool operator under that Act.  Futures contracts traded OTC are frequently referred to as forward contracts.  The Fund can buy or sell financial futures (such as interest rate futures, index futures, and security futures), as well as currency futures and currency forward contracts.

INTEREST RATE FUTURES
An interest-rate futures contract is an exchange-traded contract for which the
Reference Instrument is an interest-bearing fixed income security or an inter-
bank deposit. Two examples of common interest rate futures contracts are U.S.
Treasury futures contracts and Eurodollar futures contracts. The Reference
Instrument for a U.S. Treasury futures contract is a U.S. Treasury security. The
Reference Instrument for a Eurodollar futures contract is the London Interbank
Offered Rate (commonly referred to as "LIBOR"); Eurodollar futures contracts enable the purchaser to obtain a fixed rate for the lending of funds over a stated period of time and the seller to obtain a fixed rate for a borrowing of funds over that same period.

INDEX FUTURES
An index futures contract is an exchange-traded contract to make or receive a payment based upon changes in the value of an index. An index is a statistical composite that measures changes in the value of designated Reference
Instruments. An index is usually computed by a sum product of a list of the designated Reference Instruments' current prices and a list of weights assigned to these Reference Instruments.

SECURITY FUTURES
A security futures contract is an exchange-traded contract to purchase or sell in the future a specific quantity of a security (other than a Treasury security)
or a narrow-based securities index at a certain price. Presently, the only available security futures contracts use shares of a single equity security as the Reference Instrument. However, it is possible that in the future security futures contracts will be developed that use a single fixed-income security as the Reference Instrument.

CURRENCY FUTURES AND CURRENCY FORWARD CONTRACTS
A currency futures contract is an exchange-traded contract to buy or sell a particular currency at a specific price at some time in the future (commonly three months or more). A currency forward contract is an OTC derivative that represents an obligation to purchase or sell a specific currency at a future date, at a price set at the time of the contract and for a period agreed upon by the parties which may be either a window of time or a fixed number of days from the date of the contract. Currency futures and forward contracts are highly volatile, with a relatively small price movement potentially resulting in substantial gains or losses to the Fund. Additionally, the Fund may lose money on currency futures and forward contracts if changes in currency rates do not occur as anticipated or if the Fund's counterparty to the contract were to default.

OPTION CONTRACTS
Option contracts (also called "options") are rights to buy or sell a Reference
Instrument for a specified price (the exercise price) during, or at the end of, a specified period. The seller (or writer) of the option receives a payment, or premium, from the buyer, which the writer keeps regardless of whether the buyer uses (or exercises) the option. Options can trade on exchanges or in the OTC market and may be bought or sold on a wide variety of Reference Instruments.
Options that are written on futures contracts will be subject to margin requirements similar to those applied to futures contracts.

The Fund may buy and/or sell the following types of options:

CALL OPTIONS
A call option gives the holder (buyer) the right to buy the Reference Instrument from the seller (writer) of the option. The Fund may use call options in the following ways:

   {circle}Buy call options on a Reference Instrument in anticipation of an increase in the value of the Reference Instrument; and

   {circle}Write call options on a Reference Instrument to generate income from premiums, and in anticipation of a decrease or only limited increase in the value of the Reference Instrument.  If the Fund writes a call option on a Reference Instrument that it owns and that call option is exercised, the Fund foregoes any possible profit from an increase in the market price of the Reference Instrument over the exercise price plus the premium received.

PUT OPTIONS
A put option gives the holder the right to sell the Reference Instrument to the writer of the option. The Fund may use put options in the following ways:

   {circle}Buy put options on a Reference Instrument in anticipation of a decrease in the value of the Reference Instrument; and

   {circle}Write put options on a Reference Instrument to generate income from premiums, and in anticipation of an increase or only limited decrease in the value of the Reference Instrument. In writing puts, there is a risk that the Fund may be required to take delivery of the Reference Instrument when its current market price is lower than the exercise price.

The Fund may also buy or write options, as needed, to close out existing option positions.

Finally, the Fund may enter into combinations of options contracts in an attempt to benefit from changes in the prices of those options contracts (without regard to changes in the value of the Reference Instrument).


SWAP CONTRACTS

A swap contract (also known as a "swap") is a type of derivative contract in which two parties agree to pay each other (swap) the returns derived from
Reference Instruments.  Most swaps do not involve the delivery of the underlying assets by either party, and the parties might not own the Reference Instruments.
The payments are usually made on a net basis so that, on any given day, the Fund would receive (or pay) only the amount by which its payment under the contract is less than (or exceeds) the amount of the other party's payment. Swap agreements are sophisticated instruments that can take many different forms and are known by a variety of names.  Common swap agreements that the Fund may use include:

INTEREST RATE SWAPS


Interest rate swaps are contracts in which one party agrees to make regular payments equal to a fixed or floating interest rate times a stated principal amount (commonly referred to as a "notional principal amount") in return for payments equal to a different fixed or floating rate times the same principal amount, for a specific period. For example, a $10 million London Interbank
Offered Rate (commonly referred to as "LIBOR") swap would require one party to pay the equivalent of the London Interbank Offered Rate of interest (which fluctuates) on $10 million principal amount in exchange for the right to receive the equivalent of a stated fixed rate of interest on $10 million principal amount.



CAPS AND FLOORS

Caps and Floors are contracts in which one party agrees to make payments only if an interest rate or index goes above (Cap) or below (Floor) a certain level in return for a fee from the other party.


TOTAL RETURN SWAPS

A total return swap is an agreement between two parties whereby one party agrees to make payments of the total return from a Reference Instrument (or a basket of such instruments) during the specified period, in return for payments equal to a fixed or floating rate of interest or the total return from another Reference
Instrument.  Alternately, a total return swap can be structured so that one party will make payments to the other party if the value of a Reference
Instrument increases, but receive payments from the other party if the value of that instrument decreases.

CREDIT DEFAULT SWAPS
A credit default swap (CDS) is an agreement between two parties whereby one party (the "Protection Buyer") agrees to make payments over the term of the CDS to the other party (the "Protection Seller"), provided that no designated event of default, restructuring or other credit related event (each a "Credit Event")
occurs with respect to Reference Instrument that is usually a particular bond or the unsecured credit of an issuer, in general (the "Reference Obligation"). Many
CDS are physically settled, which means that if a Credit Event occurs, the
Protection Seller must pay the Protection Buyer the full notional value, or "par value," of the Reference Obligation in exchange for delivery by the Protection
Buyer of the Reference Obligation or another similar obligation issued by the issuer of the Reference Obligation (the "Deliverable Obligation").  The
Counterparties agree to the characteristics of the Deliverable Obligation at the time that they enter into the CDS. Alternately, a CDS can be "cash settled,"
which means that upon the occurrence of a Credit Event, the Protection Buyer will receive a payment from the Protection Seller equal to the difference between the par amount of the Reference Obligation and its market value at the time of the Credit Event.  The Fund may be either the Protection Buyer or the
Protection Seller in a CDS.  If the Fund is a Protection Buyer and no Credit
Event occurs, the Fund will lose its entire investment in the CDS (i.e., an amount equal to the payments made to the Protection Seller over the term of the
CDS). However, if a Credit Event occurs, the Fund (as Protection Buyer) will deliver the Deliverable Obligation and receive a payment equal to the full notional value of the Reference Obligation, even though the Reference Obligation may have little or no value. If the Fund is the Protection Seller and no Credit
Event occurs, the Fund will receive a fixed rate of income throughout the term of the CDS. However, if a Credit Event occurs, the Fund (as Protection Seller)
will pay the Protection Buyer the full notional value of the Reference
Obligation and receive the Deliverable Obligation from the Protection Buyer.  A
CDS may involve greater risks than if the Fund invested directly in the
Reference Obligation. For example, a CDS may increase credit risk since the Fund has exposure to both the issuer of the Reference Obligation and the Counterparty to the CDS.

CURRENCY SWAPS


Currency swaps are contracts which provide for interest payments in different currencies. The parties might agree to exchange the notional principal amounts of the currencies as well (commonly called a "foreign exchange swap").


HYBRID INSTRUMENTS

Hybrid instruments combine elements of two different kinds of securities or financial instruments (such as a derivative contract). Frequently, the value of a hybrid instrument is determined by reference to changes in the value of a
Reference Instrument (that is a designated security, commodity, currency, index, or other asset or instrument including a derivative contract).  Hybrid instruments can take on many forms including, but not limited to, the following forms. First, a common form of a hybrid instrument combines elements of a derivative contract with those of another security (typically a fixed-income security). In this case all or a portion of the interest or principal payable on a hybrid security is determined by reference to changes in the price of a
Reference Instrument.  Second, a hybrid instrument may also combine elements of a fixed-income security and an equity security. Third, hybrid instruments may include convertible securities with conversion terms related to a Reference
Instrument.

Depending on the type and terms of the hybrid instrument, its risks may reflect a combination of the risks of investing in the Reference Instrument with the risks of investing in other securities, currencies and derivative contracts.
Thus, an investment in a hybrid instrument may entail significant risks in addition to those associated with traditional securities or the Reference
Instrument.  Hybrid instruments are also potentially more volatile than traditional securities or the Reference Instrument.  Moreover, depending on the structure of the particular hybrid, it may expose the Fund to leverage risks or carry liquidity risks.

CREDIT LINKED NOTE
A credit linked note (CLN) is a type of hybrid instrument in which a special purpose entity issues a structured note (the "Note Issuer") with respect to which the Reference Instrument is a single bond, a portfolio of bonds, or the unsecured credit of an issuer, in general (each a "Reference Credit").  The purchaser of the CLN (the "Note Purchaser") invests a par amount and receives a payment during the term of the CLN that equals a fixed or floating rate of interest equivalent to a high rated funded asset (such as a bank certificate of deposit) plus an additional premium that relates to taking on the credit risk of the Reference Credit. Upon maturity of the CLN, the Note Purchaser will receive a payment equal to (i) the original par amount paid to the Note Issuer, if there is no occurrence of a designated event of default, restructuring or other credit event (each, a "Credit Event") with respect to the issuer of the Reference
Credit or (ii) the market value of the Reference Credit, if a Credit Event has occurred.  Depending upon the terms of the CLN, it is also possible that the
Note Purchaser may be required to take physical delivery of the Reference Credit in the event of Credit Event. Most credit linked notes use a corporate bond (or a portfolio of corporate bonds) as the Reference Credit. However, almost any type of fixed-income security (including foreign government securities), index, or derivative contract (such as a credit default swap) can be used as the
Reference Credit.


EQUITY LINKED NOTE
An equity linked note (ELN) is a type of hybrid instrument that provides the noteholder with exposure to a single equity security, a basket of equity securities, or an equity index (the "Reference Equity Instrument").  Typically, an ELN pays interest at agreed rates over a specified time period and, at maturity, either converts into shares of a Reference Equity Instrument or returns a payment to the noteholder based on the change in value of a Reference
Equity Instrument.

FOREIGN SECURITIES
Foreign securities are securities of issuers based outside the United States.
The Fund considers an issuer to be based outside the United States if:

   {circle}it is organized under the laws of, or has a principal office located in, another country;

   {circle}the principal trading market for its securities is in another country; or

   {circle}it (or its subsidiaries) derived in its most current fiscal year at least 50% of its total assets, capitalization, gross revenue or profit from goods produced, services performed, or sales made in another country.

Foreign securities are primarily denominated in foreign currencies. Along with the risks normally associated with domestic securities of the same type, foreign securities are subject to currency risks and risks of foreign investing. Trading in certain foreign markets is also subject to liquidity risks.

FOREIGN EXCHANGE CONTRACTS
In order to convert U.S. dollars into the currency needed to buy a foreign security, or to convert foreign currency received from the sale of a foreign security into U.S. dollars, the Fund may enter into spot currency trades. In a spot trade, the Fund agrees to exchange one currency for another at the current exchange rate. The Fund may also enter into derivative contracts in which a foreign currency is an underlying asset. The exchange rate for currency derivative contracts may be higher or lower than the spot exchange rate. Use of these derivative contracts may increase or decrease the Fund's exposure to currency risks.

ADRS AND DOMESTICALLY TRADED SECURITIES OF FOREIGN ISSUERS
American Depositary Receipts, which are traded in United States markets, represent interests in underlying securities issued by a foreign company and not traded in the United States. ADRs provide a way to buy shares of foreign based companies in the United States rather than in overseas markets. ADRs are also traded in U.S. dollars, eliminating the need for foreign exchange transactions.
The Fund may also invest in securities issued directly by foreign companies and traded in U.S. Dollars in United States markets.

SPECIAL TRANSACTIONS

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INVESTING IN EXCHANGE TRADED FUNDS
The Funds may invest in ETFs as an efficient means of carrying out its investment strategies. As with traditional mutual funds, ETFs charge asset-based fees, although these fees tend to be relatively low. ETFs are traded on stock exchanges or on the over-the-counter market. ETFs do not charge initial sales charges or redemption fees and investors pay only customary brokerage fees to buy and sell ETF shares.


REPURCHASE AGREEMENTS
Repurchase agreements are transactions in which the Fund buys a security from a dealer or bank and agrees to sell the security back at a mutually agreed upon time and price. The repurchase price exceeds the sale price, reflecting the
Fund's return on the transaction. This return is unrelated to the interest rate on the underlying security. The Fund will enter into repurchase agreements only with banks and other recognized financial institutions, such as securities dealers, deemed creditworthy by

the Manager.

The Fund's custodian or subcustodian will take possession of the securities subject to repurchase agreements. The Manager or subcustodian will monitor the value of the underlying security each day to ensure that the value of the security always equals or exceeds the repurchase price.

Repurchase agreements are subject to credit risks.

REVERSE REPURCHASE AGREEMENTS
Reverse repurchase agreements are repurchase agreements in which the Fund is the seller (rather than the buyer) of the securities, and agrees to repurchase them at an agreed upon time and price. A reverse repurchase agreement may be viewed as a type of borrowing by the Fund. Reverse repurchase agreements are subject to credit risks. In addition, reverse repurchase agreements create leverage risks because the Fund must repurchase the underlying security at a higher price, regardless of the market value of the security at the time of repurchase.

DELAYED DELIVERY TRANSACTIONS
Delayed delivery transactions, including when issued transactions, are arrangements in which the Fund buys securities for a set price, with payment and delivery of the securities scheduled for a future time. During the period between purchase and settlement, no payment is made by the Fund to the issuer and no interest accrues to the Fund. The Fund records the transaction when it agrees to buy the securities and reflects their value in determining the price of its shares. Settlement dates may be a month or more after entering into these transactions so that the market values of the securities bought may vary from the purchase prices. Therefore, delayed delivery transactions create interest rate risks for the Fund. Delayed delivery transactions also involve credit risks in the event of a counterparty default.

SECURITIES LENDING
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The Fund may lend portfolio securities to borrowers that the Manager deems creditworthy.  In return, the Fund receives cash or liquid securities from the borrower as collateral.  The borrower must furnish additional collateral if the market value of the loaned securities increases.  Also, the borrower must pay the Fund the equivalent of any dividends or interest received on the loaned securities.

The Fund will reinvest cash collateral in securities that qualify as an acceptable investment for the Fund.  However, the Fund must pay interest to the borrower for the use of cash collateral.

Loans are subject to termination at the option of the Fund or the borrower.  The
Fund will not have the right to vote on securities while they are on loan.
However, the Fund will attempt to terminate a loan in an effort to reacquire the securities in time to vote on matters that are deemed to be material by the
Manager. There can be no assurance that the Fund will have sufficient notice of such matters to be able to terminate the loan in time to vote thereon.  The Fund may pay administrative and custodial fees in connection with a loan and may pay a negotiated portion of the interest earned on the cash collateral to a securities lending agent or broker.

Securities lending activities are subject to interest rate risks and credit risks.


INVESTING IN SECURITIES OF OTHER INVESTMENT COMPANIES
The Fund may invest its assets in securities of other investment companies, including securities of affiliated money market funds, as an efficient means of carrying out its investment policies and managing its uninvested cash. These other investment companies are managed independently of the Fund and incur additional expenses. Therefore, any such investment by the Fund may be subject to duplicate expenses. However, the Manager believes that the benefits and efficiencies of this approach should outweigh the additional expenses.

ASSET SEGREGATION
In accordance with SEC and SEC staff positions regarding the interpretation of the 1940 Act, with respect to derivatives that create a future payment obligation of the Fund, the Fund must "set aside" (referred to sometimes as
"asset segregation") liquid assets, or engage in other SEC- or staff-approved measures, while the derivative contracts are open. For example, with respect to forwards and futures contracts that are not contractually required to "cash-
settle," the Fund must cover its open positions by setting aside cash or readily marketable securities equal to the contracts' full, notional value. With respect to forwards and futures that are contractually required to "cash-settle,"
however, the Fund is permitted to set aside cash or readily marketable securities in an amount equal to the Fund's daily marked-to-market (net)
obligations, if any (i.e., the Fund's daily net liability, if any), rather than the notional value.

The Fund will employ another approach to segregating assets to cover options that it sells. If the Fund sells a call option, the Fund will set aside either the Reference Instrument subject to the option, cash or readily marketable securities with a value that equals or exceeds the current market value of the
Reference Instrument. In no event, will the value of the cash or readily marketable securities set aside by the Fund be less than the exercise price of the call option. If the Fund sells a put option, the Fund will set aside cash or readily marketable securities with a value that equals or exceeds the exercise price of the put option.

The Fund's asset segregation approach for swap agreements varies among different types of swaps. For example, if the Fund enters into a credit default swap as the Protection Buyer, then it will set aside cash or readily marketable securities necessary to meet any accrued payment obligations under the swap. By comparison, if the Fund enters into a credit default swap as the Protection
Seller, then the Fund will set aside cash or readily marketable securities equal to the full notional amount of the swap that must be paid upon the occurrence of a Credit Event. For some other types of swaps, such as interest rate swaps, the
Fund will calculate the obligations of the counterparties to the swap on a net basis. Consequently, the Fund's current obligation (or rights) under this type of swap will equal only the net amount to be paid or received under based on the relative values of the positions held by each counterparty to the swap (the "net amount"). The net amount currently owed by or to the Fund will be accrued daily and the Fund will set aside cash or readily marketable securities equal to any accrued but unpaid net amount owed by the Fund under the swap.

The Fund may reduce the liquid assets segregated to cover obligations under a derivative contract by entering into an offsetting derivative contract. For example, if the Fund sells a put option for the same Reference Instrument as a call option the Fund has sold, and the exercise price of the call option is the same as or higher than the exercise price of the put option, then the Fund may net its obligations under the options and set aside cash or readily marketable securities (including any margin deposited for the options) with a value equal to the greater of (a) the current market value of the Reference Instrument deliverable under the call option or (b) the exercise price of the put option.

By setting aside cash or readily marketable securities equal to only its net obligations under swaps and certain cash-settled derivative contracts, the Fund will have the ability to employ leverage to a greater extent than if the Fund were required to segregate cash or readily marketable securities equal to the full notional value of such contracts. The use of leverage involves certain risks. See "Risk Factors." Unless the Fund has other cash or readily marketable securities to set aside, it cannot trade assets set aside in connection with derivative contracts or special transactions without entering into an offsetting derivative contract or terminating a special transaction. This may cause the
Fund to miss favorable trading opportunities or to realize losses on derivative contracts or special transactions. The Fund reserves the right to modify its asset segregation policies in the future to comply with any changes in the positions articulated from time to time by the SEC and its staff.

Generally, special transactions do not cash-settle on a net basis. Consequently, with respect to special transactions, the Fund will set aside cash or readily marketable securities with a value that equals or exceeds the Fund's obligations.

HEDGING
Hedging transactions are intended to reduce specific risks. For example, to protect the Fund against circumstances that would normally cause the Fund's portfolio securities to decline in value, the Fund may buy or sell a derivative contract that would normally increase in value under the same circumstances. The
Fund may also attempt to hedge by using combinations of different derivative contracts, or derivative contracts and securities. The Fund's ability to hedge may be limited by the costs of the derivative contracts. The Fund may attempt to lower the cost of hedging by entering into transactions that provide only limited protection, including transactions that (1) hedge only a portion of its portfolio, (2) use derivative contracts that cover a narrow range of circumstances or (3) involve the sale of derivative contracts with different terms. Consequently, hedging transactions will not eliminate risk even if they work as intended. In addition, hedging strategies are not always successful, and could result in increased expenses and losses to the Fund.

INTER-FUND BORROWING AND LENDING ARRANGEMENTS
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The Securities and Exchange Commission (SEC) has granted an exemption that permits the Fund and all other funds advised by subsidiaries of Federated
Investors, Inc. (Federated funds) to lend and borrow money for certain temporary purposes directly to and from other Federated funds. Participation in this inter-fund lending program is voluntary for both borrowing and lending Federated funds, and an inter-fund loan is only made if it benefits each participating
Federated fund. Federated Investors, Inc. (Federated) administers the program according to procedures approved by the Fund's Board, and the Board monitors the operation of the program. Any inter-fund loan must comply with certain conditions set out in the exemption, which are designed to assure fairness and protect all participating Federated funds.

For example, inter-fund lending is permitted only: (a) to meet shareholder redemption requests; (b) to meet commitments arising from "failed" trades; and
(c) for other temporary purposes. All inter-fund loans must be repaid in seven days or less. The Fund's participation in this program must be consistent with its investment policies and limitations, and must meet certain percentage tests.
Inter-fund loans may be made only when the rate of interest to be charged is more attractive to the lending Federated fund than market-competitive rates on overnight repurchase agreements (Repo Rate) and more attractive to the borrowing
Federated fund than the rate of interest that would be charged by an unaffiliated bank for short-term borrowings (Bank Loan Rate), as determined by the Board. The interest rate imposed on inter-fund loans is the average of the
Repo Rate and the Bank Loan Rate.


INVESTMENT RISKS
There are many factors which may affect an investment in the Fund. The Fund's principal risks are described in its prospectus. Additional risk factors are outlined below:

INTEREST RATE RISKS
   {circle}Prices  of  fixed-income  securities  rise  and  fall  in response to changes  in the interest rate paid by similar securities. Generally,  when interest rates  rise,  prices  of  fixed-income  securities fall. However, market factors, such as the demand for particular fixed-income securities, may cause the price of certain fixed-income securities  to  fall while the prices of other securities rise or remain unchanged.

   {circle}Interest rate changes have a greater effect on the price of fixed-
      income securities with longer durations. Duration measures the price sensitivity of a fixed-income security to changes in interest rates.

CALL RISKS
   {circle}Call risk is the possibility that an issuer may redeem a fixed-income security  before  maturity  (a  call) at a price below its current  market price. An increase in the likelihood  of  a call may reduce the security's price.

   {circle}If a fixed-income security is called,  the  Fund may have to reinvest the proceeds in other fixed-income securities with  lower  interest rates, higher credit risks, or other less favorable characteristics.

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LIQUIDITY RISKS
   {circle}Trading opportunities are more limited for equity securities that are
      not  widely  held.  This  may  make   it more difficult to sell or  buy  a
      security at a favorable price or time.  Consequently, the Fund may have to accept a lower price to sell a security,  sell  other  securities to raise cash  or  give  up an investment opportunity, any of which  could  have  a
      negative  effect  on   the   Fund's  performance.  Infrequent  trading  of
      securities may also lead to an increase in their  price volatility.

   {circle}Liquidity risk also refers  to  the possibility that the Fund may not be able to sell a security or close out  a  derivative  contract  when  it wants  to.  If this happens, the Fund will be required to continue to hold the security or keep the position open, and the Fund could incur losses.

   {circle}OTC derivative  contracts generally carry greater liquidity risk than exchange-traded  contracts.  This  risk  may  be  increased  in  times  of financial stress,  if  the  trading  market  for  OTC derivative contracts becomes restricted.


RISKS ASSOCIATED WITH NON-INVESTMENT GRADE SECURITIES
   {circle}Securities rated below investment grade, also  known  as  junk bonds,
      generally   entail   greater  market,  credit  and  liquidity  risks  than
      investment grade securities.  For example, their prices are more volatile, economic downturns and financial  setbacks  may  affect  their prices more negatively, and their trading market may be more limited.

RISKS OF INVESTING IN ADRS AND DOMESTICALLY TRADED SECURITIES OF FOREIGN
ISSUERS.
   {circle}Because the Fund may invest in ADRs and other domestically traded securities of foreign companies, The Fund's Share price may be more affected by foreign economic and political conditions, taxation policies and accounting and auditing standards than would otherwise be the case.
      Foreign companies may not provide information as frequently or to as great an extent as companies in the United States.  Foreign companies may also receive less coverage than U.S. companies by market analysts and the financial press.  In addition, foreign companies may lack uniform accounting, auditing and financial reporting standards or regulatory requirements comparable to those applicable to U.S. companies.  These factors may prevent the Fund and its Manager from obtaining information concerning foreign companies that is as frequent, extensive and reliable as the information concerning companies in the United States.

RISKS RELATED TO COMPANY SIZE
   {circle}Generally,  the smaller the market capitalization of a  company,  the fewer the number of shares traded daily, the less liquid its stock and the
      more  volatile  its   price.   Market   capitalization  is  determined  by
      multiplying the number of its outstanding  shares  by  the  current market price per share.

   {circle}Companies  with  smaller  market  capitalizations also tend  to  have unproven track records, a limited product  or  service  base  and  limited access  to  capital.  These  factors  also  increase  risks and make these
      companies   more  likely  to  fail  than  companies  with  larger   market
      capitalizations.

CURRENCY RISKS
   {circle}Exchange  rates  for  currencies  fluctuate daily. The combination of currency risk and market risk tends to make  securities  traded in foreign markets  more  volatile than securities traded exclusively in  the  United
      States.

   {circle}The Manager  attempts  to manage currency risk by limiting the amount the  Fund invests in securities  denominated  in  a  particular  currency.
      However,  diversification  will  not  protect  the  Fund against a general increase in the value of the U.S. dollar relative to other currencies.

RISKS OF FOREIGN INVESTING
   {circle}Foreign securities pose additional risks because  foreign economic or political  conditions  may  be  less  favorable than those of  the  United
      States. Securities in foreign markets may  also  be  subject  to  taxation policies that reduce returns for U.S. investors.

   {circle}Foreign  companies  may  not provide information (including financial statements) as frequently or to  as  great  an  extent as companies in the
      United States. Foreign companies may also receive  less coverage than U.S.
      companies by market analysts and the financial press. In addition, foreign countries  may lack uniform accounting, auditing and  financial  reporting standards or  regulatory  requirements  comparable  to those applicable to
      U.S. companies. These factors may prevent the Fund and  its  Manager  from obtaining  information  concerning  foreign companies that is as frequent, extensive and reliable as the information  available  concerning companies in the United States.

   {circle}Foreign  countries  may  have  restrictions on foreign  ownership  of securities or may impose exchange controls,  capital  flow restrictions or repatriation restrictions which could adversely affect  the  liquidity  of the Fund's investments.

LEVERAGE RISKS
   {circle}Leverage risk is created when an investment exposes the Fund to a level of risk that exceeds the amount invested. Changes in the value of such an investment magnify the Fund's risk of loss and potential for gain.

   {circle}Investments can have these same results if their returns are based on a multiple of a specified index, security, or other benchmark.

CREDIT RISKS
   {circle}Credit risk includes the possibility that a party to a transaction involving the Fund will fail to meet its obligations. This could cause the
      Fund to lose the benefit of the transaction or prevent the Fund from selling or buying other securities to implement its investment strategy.

RISKS OF INVESTING IN DERIVATIVE CONTRACTS AND HYBRID INSTRUMENTS
   {circle}The Fund's use of derivative contracts and hybrid instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments.  First, changes in the value of the derivative contracts and hybrid instruments in which the Fund invests may not be correlated with changes in the value of the underlying Reference Instruments or, if they are correlated, may move in the opposite direction than originally anticipated. Second, while some strategies involving derivatives may reduce the risk of loss, they may also reduce potential gains or, in some cases, result in losses by offsetting favorable price movements in portfolio holdings.  Third, there is a risk that derivative contracts and hybrid instruments may be erroneously priced or improperly valued and, as a result, the Fund may need to make increased cash payments to the counterparty.  Fourth, derivative contracts and hybrid instruments may cause the Fund to realize increased ordinary income or short-term capital gains (which are treated as ordinary income for Federal income tax purposes) and, as a result, may increase taxable distributions to shareholders. Fifth, a common provision in OTC derivative contracts permits the counterparty to terminate any such contract between it and the
      Fund, if the value of the Fund's total net assets declines below a specified level over a given time period. Factors that may contribute to such a decline (which usually must be substantial) include significant shareholder redemptions and/or a marked decrease in the market value of the Fund's investments. Any such termination of the Fund's OTC derivative contracts may adversely affect the Fund (for example, by increasing losses and/or costs, and/or preventing the Fund from fully implementing its investment strategies). Finally, derivative contracts and hybrid instruments may also involve other risks described herein or in the Fund's prospectus, such as stock market, credit, liquidity and leverage risks.


RISKS ASSOCIATED WITH THE INVESTMENT ACTIVITIES OF OTHER ACCOUNTS
   {circle}Investment decisions for the Fund are made independently from those of other accounts managed by the Manager and accounts managed by affiliates of the Manager.  Therefore, it is possible that investment-
      related actions taken by such other accounts could adversely impact the
      Fund with respect to, for example, the value of Fund portfolio holdings, and/or prices paid to or received by the Fund on its portfolio transactions, and/or the Fund's ability to obtain or dispose of portfolio securities.  Related considerations are discussed elsewhere in this SAI under "Brokerage Transactions and

EXCHANGE-TRADED FUNDS RISKS
   {circle}An investment in an ETF generally presents the same primary risks as an investment in a conventional fund (i.e., one that is not exchange traded). In addition, ETFs may be subject to the following risks that do not apply to conventional funds: (i) the market price of an ETF's shares may trade above or below their net asset value; (ii) an active trading market for an ETF's shares may not develop or be maintained; (iii) trading of an ETF's shares may be halted if the listing exchange's officials deem such action appropriate; and (iv) an ETF may not fulfill its objective of tracking the performance of the index it seeks to track. As with traditional mutual funds, ETFs charge asset-based fees. The Funds will indirectly pay a proportional share of the asset-based fees of the ETFs in which the Funds invest. The net asset value of a Fund will fluctuate with the changes in the value of the ETFs in which the Funds invest. The change in value of the ETFs are due to the change in price of the securities in which the ETFs' invest. Therefore, the Funds' net asset value will be indirectly effected by the change in value of the securities in which the
      ETF invests.


FUNDAMENTAL INVESTMENT OBJECTIVE
The Fund seeks to provide investment results generally corresponding to the aggregate price and dividend performance of the publicly traded common stocks comprising the mid-level stock capitalization sector of the United States equity market. The investment objective may not be changed by the Fund's Board without shareholder approval.

INVESTMENT LIMITATIONS

DIVERSIFICATION
With respect to securities comprising 75% of the value of its total assets, the
Fund will not purchase securities of any one issuer (other than cash; cash items; securities issued or guaranteed by the government of the United States or its agencies or instrumentalities and repurchase agreements collateralized by such U.S. government securities; and securities of other investment companies)
if, as a result, more than 5% of the value of its total assets would be invested in securities of that issuer, or the Fund would own more than 10% of the outstanding voting securities of that issuer.

BORROWING MONEY AND ISSUING SENIOR SECURITIES
The Fund may borrow money, directly or indirectly, and issue senior securities to the maximum extent permitted under the Investment Company Act of 1940 (1940
Act).

INVESTING IN REAL ESTATE
The Fund may not purchase or sell real estate, provided that this restriction does not prevent the Fund from investing in issuers which invest, deal, or otherwise engage in transactions in real estate or interests therein, or investing in securities that are secured by real estate or interests therein.
The Fund may exercise its rights under agreements relating to such securities, including the right to enforce security interests and to hold real estate acquired by reason of such enforcement until that real estate can be liquidated in an orderly manner.

INVESTING IN COMMODITIES
The Fund may not purchase or sell physical commodities, provided that the Fund may purchase securities of companies that deal in commodities.

UNDERWRITING
The Fund may not underwrite the securities of other issuers, except that the
Fund may engage in transactions involving the acquisition, disposition or resale of its portfolio securities, under circumstances where it may be considered to be an underwriter under the Securities Act of 1933.

LENDING
The Fund may not make loans, provided that this restriction does not prevent the
Fund from purchasing debt obligations, entering into repurchase agreements, lending its assets to broker/dealers or institutional investors and investing in loans, including assignments and participation interests.

CONCENTRATION
The Fund will not make investments that will result in the concentration of its investments in the securities of issuers primarily engaged in the same industry.
Government securities, municipal securities and bank instruments will not be deemed to constitute an industry.

THE ABOVE LIMITATIONS CANNOT BE CHANGED UNLESS AUTHORIZED BY THE BOARD AND BY
THE "VOTE OF A MAJORITY OF ITS OUTSTANDING VOTING SECURITIES," AS DEFINED BY THE
1940 ACT. THE FOLLOWING LIMITATIONS, HOWEVER, MAY BE CHANGED BY THE BOARD
WITHOUT SHAREHOLDER APPROVAL. SHAREHOLDERS WILL BE NOTIFIED BEFORE ANY MATERIAL
CHANGE IN THESE LIMITATIONS BECOMES EFFECTIVE.

PLEDGING ASSETS
The Fund will not mortgage, pledge or hypothecate any of its assets, provided that this shall not apply to the transfer of securities in connection with any permissible borrowing or to collateral arrangements in connection with permissible activities.

RESTRICTED SECURITIES
The Fund may invest in restricted securities. Restricted securities are any securities in which the Fund may invest pursuant to its investment objective and policies but which are subject to restrictions on resale under federal securities law. Under criteria established by the Board certain restricted securities are determined to be liquid. To the extent that restricted securities are not determined to be liquid, the Fund will limit their purchase, together with other illiquid securities to 15% of its net assets.

ILLIQUID SECURITIES
The Fund will not purchase securities for which there is no readily available market, or enter into repurchase agreements or purchase time deposits that the
Fund cannot dispose of within seven days, if immediately after and as a result, the value of such securities would exceed, in the aggregate, 15% of the Fund's net assets.

BUYING ON MARGIN
The Fund will not purchase securities on margin, provided that the Fund may obtain short-term credits necessary for the clearance of purchases and sales of securities and further provided that the Fund may make margin deposits in connection with its use of financial options and futures, forward and spot currency contracts, swap transactions and other financial contracts or derivative instruments.

INVESTING IN OTHER INVESTMENT COMPANIES
The Fund may invest its assets in securities of other investment companies, including securities of affiliated investment companies, as an efficient means of carrying out its investment policies and managing its uninvested cash.

In applying the Fund's concentration restriction: (a) utility companies will be divided according to their services, for example, gas, gas transmission, electric and telephone will each be considered a separate industry; (b)
financial service companies will be classified according to the end users of their services, for example, automobile finance, bank finance and diversified finance will each be considered a separate industry; and (c) asset-backed securities will be classified according to the underlying assets securing such securities. To conform to the current view of the SEC staff that only domestic bank instruments may be excluded from industry concentration limitations, as a matter of non-fundamental policy, the Fund will not exclude foreign bank instruments from industry concentration limitation tests so long as the policy of the SEC remains in effect. In addition, investments in bank instruments, and investments in certain industrial development bonds funded by activities in a single industry, will be deemed to constitute investment in an industry, except when held for temporary defensive purposes. The investment of more than 25% of the value of the Fund's total assets in any one industry will constitute
"concentration."

As a matter of non-fundamental operating policy, for purposes of the commodities policy, investments in transactions involving futures contracts and options, forward currency contracts, swap transactions and other financial contracts that settle by payment of cash are not deemed to be investments in commodities.

For purposes of the above limitations, the Fund considers certificates of deposit and demand and time deposits issued by a U.S. branch of a domestic bank or savings association having capital, surplus and undivided profits in excess of $100,000,000 at the time of investment to be "cash items." Except with respect to borrowing money, if a percentage limitation is adhered to at the time of investment, a later increase or decrease in percentage resulting from any change in value of net assets will not result in a violation of such limitation.

WHAT DO SHARES COST?


A Share's NAV is determined as of the end of regular trading on the New York
Stock Exchange (NYSE) (normally 4:00 p.m. Eastern time) each day the NYSE is open. The Fund calculates the NAV by valuing its assets, subtracting its liabilities, and dividing the balance by the number of Shares outstanding. The
NAV is calculated to the nearest whole cent per Share.

In calculating its NAV, the Fund generally values investments as follows:

        o  Equity securities listed on a U.S. securities exchange or traded through the U.S. national market system are valued at their last reported sale price or official closing price in their principal exchange or market. If a price is not readily available, such equity securities are valued based upon the mean of closing bid and asked quotations from one or more dealers.

        o  Other equity securities traded primarily in the U.S. are valued based upon the mean of closing bid and asked quotations from one or more dealers.

        o  Equity securities traded primarily through securities exchanges and regulated market systems outside the U.S. are valued at their last reported sale price or official closing price in their principal exchange or market. These prices may be adjusted for significant events occurring after the closing of such exchanges or market systems as described below. If a price is not readily available, such equity securities are valued based upon the mean of closing bid and asked quotations from one or more dealers.

        o  Fixed-income securities and repurchase agreements acquired with remaining maturities of greater than sixty-days are fair valued using price evaluations provided by a pricing service approved by the
           Board. The methods used by pricing services to determine such price evaluations are described below. If a price evaluation is not readily available, such fixed-income securities are fair valued based upon price evaluations from one or more dealers.

        o  Fixed-income securities and repurchase agreements acquired with remaining maturities of sixty-days or less are valued at their amortized cost as described below.

        o  Futures contracts listed on exchanges are valued at their reported settlement price. Option contracts listed on exchanges are valued at their reported closing price. If a price is not readily available, such derivative contracts are valued based upon the mean of closing bid and asked quotations from one or more futures commission merchants.

        o  OTC derivative contracts are fair valued using price evaluations provided by various pricing services approved by the Board. The methods used by pricing services to determine such price evaluations are described below. If a price evaluation is not readily available, such derivative contracts are fair valued based upon price evaluations from one or more dealers or using a recognized pricing model for the contract.

        o  Shares of other mutual funds are valued based upon their reported
           NAVs. The prospectuses for these mutual funds explain the
           circumstances under which they will use fair value pricing and the effects of using fair value pricing.

If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could purchase or sell an investment at the price used to calculate the Fund's NAV. The Fund will not use a pricing service or dealer who is an affiliated person of the Adviser to value investments.

Non-investment assets and liabilities are valued in accordance with Generally
Accepted Accounting Principles (GAAP). The NAV calculation includes expenses, dividend income, interest income and other income through the date of the calculation. Changes in holdings of investments and in the number of outstanding
Shares are included in the calculation not later than the first business day following such change. Any assets or liabilities denominated in foreign currencies are converted into U.S. dollars using an exchange rate obtained from one or more currency dealers.

The Fund follows procedures that are common in the mutual fund industry regarding errors made in the calculation of its NAV. This means that, generally, the Fund will not correct errors of less than one cent per Share or errors that did not result in net dilution to the Fund.

AMORTIZED COST VALUES

Under the amortized cost valuation method, an investment is valued initially at its cost as determined in accordance with GAAP. The Fund then adjusts the amount of interest income accrued each day over the term of the investment to account for any difference between the initial cost of the investment and the amount payable at its maturity. If the amount payable at maturity exceeds the initial cost (a discount), then the daily accrual is increased; if the initial cost exceeds the amount payable at maturity (a premium), then the daily accrual is decreased. The Fund adds the amount of the increase to (in the case of a discount), or subtracts the amount of the decrease from (in the case of a premium), the investment's cost each day. The Fund uses this adjusted cost to value the investment.

FAIR VALUATION AND SIGNIFICANT EVENTS PROCEDURES

The Board has ultimate responsibility for determining the fair value of investments for which market quotations are not readily available.  The Board has appointed a Valuation Committee comprised of officers of the Fund and of the
Adviser to assist in this responsibility and in overseeing the calculation of the NAV. The Board has also authorized the use of pricing services recommended by the Valuation Committee to provide price evaluations of the current fair value of certain investments for purposes of calculating the NAV.

PRICING SERVICE VALUATIONS. Based on the recommendations of the Valuation
Committee, the Board has authorized the Fund to use pricing services that provide daily price evaluations of the current market value of certain investments, primarily fixed income securities and OTC derivatives contracts.
Different pricing services may provide different price evaluations for the same security because of differences in their methods of evaluating market values.
Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers, and general market conditions. A pricing service may find it more difficult to apply these and other factors to relatively illiquid or volatile investments, which may result in less frequent or more significant changes in the price evaluations of these investments. If a pricing service determines that it does not have sufficient information to use its standard methodology, it may evaluate an investment based on the present value of what investors can reasonably expect to receive from the issuer's operations or liquidation.

Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a "bid" evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a "mid" evaluation). The Fund normally uses bid evaluations for U.S. Treasury and Agency securities, mortgage-
backed securities and municipal securities. The Fund normally uses mid evaluations for other types of fixed income securities and OTC derivative contracts.

FAIR VALUATION PROCEDURES. The Board has established procedures for determining the fair value of investments for which price evaluations from pricing services or dealers and market quotations are not readily available. The procedures define an investment's "fair value" as the price that the Fund might reasonably expect to receive upon its current sale. The procedures assume that any sale would be made to a willing buyer in the ordinary course of trading. The procedures require consideration of factors that vary based on the type of investment and the information available. Factors that may be considered in determining an investment's fair value include: (1) the last reported price at which the investment was traded, (2) information provided by dealers or investment analysts regarding the investment or the issuer, (3) changes in financial conditions and business prospects disclosed in the issuer's financial statements and other reports, (4) publicly announced transactions (such as tender offers and mergers) involving the issuer, (5) comparisons to other investments or to financial indices that are correlated to the investment,
(6) with respect to fixed-income investments, changes in market yields and spreads, (7) with respect to investments that have been suspended from trading, the circumstances leading to the suspension, and (8) other factors that might affect the investment's value.

The Valuation Committee is responsible for the day-to-day implementation of these procedures.  The Valuation Committee may also authorize the use of a financial valuation model to determine the fair value of a specific type of investment.  The Board periodically reviews and approves the fair valuations made by the Valuation Committee and any changes made to the procedures.

Using fair value to price investments may result in a value that is different from an investment's most recent closing price and from the prices used by other mutual funds to calculate their NAVs. The fair value of an investment will generally remain unchanged in the absence of new information relating to the investment or its issuer, such as changes in the issuer's business or financial results, or relating to external market factors, such as trends in the market values of comparable securities. This may result in less frequent, and larger, changes in fair value prices as compared to prices based on market quotations or price evaluations from pricing services or dealers.

SIGNIFICANT EVENTS. The Board has adopted procedures requiring an investment to be priced at its fair value whenever the Adviser determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment's value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or the time of a price evaluation provided by a pricing service or quotation provided by a dealer, include:

        o  With respect to securities traded principally in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures or options contracts;

        o  With respect to price evaluations of fixed-income securities determined before the close of regular trading on the NYSE, actions by the Federal Reserve Open Market Committee and other significant trends in U.S. fixed-income markets;

        o  Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded;
           and

        o  Announcements concerning matters such as acquisitions,
           recapitalizations, or litigation developments, or a natural disaster affecting the issuer's operations or regulatory changes or market developments affecting the issuer's industry.

The Valuation Committee uses a pricing service to determine the fair value of equity securities traded principally in foreign markets when the Adviser determines that there has been a significant trend in the U.S. equity markets or in index futures trading. The pricing service uses models that correlate changes between the closing and opening price of equity securities traded primarily in
non-U.S. markets to changes in prices in U.S. traded securities and derivative contracts. The pricing service seeks to employ the model that provides the most significant correlation based on a periodic review of the results. The model uses the correlation to adjust the reported closing price of a foreign equity security based on information available up to the close of the NYSE.

For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the fair value of the investment is determined using the methods discussed above in Fair Valuation Procedures.  The
Board has ultimate responsibility for any fair valuations made in response to a significant event.

The fair valuation of securities following a significant event can serve to reduce arbitrage opportunities for short-term traders to profit at the expense of long-term investors in the Fund. For example, such arbitrage opportunities may exist when the market on which portfolio securities are traded closes before the Fund calculates its NAV, which is typically the case with Asian and European markets. However, there is no assurance that these significant event procedures will prevent dilution of the NAV by short-term traders. See "Account and Share
Information-Frequent Trading Policies" for other procedures the Fund employs to deter such short-term trading.


HOW IS THE FUND SOLD?

Under the Distributor's Contract with the Fund, the Distributor (Federated
Securities Corp.) offers Shares on a continuous, best-efforts basis.

ADDITIONAL PAYMENTS TO FINANCIAL INTERMEDIARIES
The Distributor may pay out of its own resources amounts (including items of material value) to certain financial intermediaries.  In some cases, such payments may be made by, or funded from the resources of, companies affiliated with the Distributor (including the Manager).  While Financial Industry
Regulatory Authority (FINRA) regulations limit the sales charges that you may bear, there are no limits with regard to the amounts that the Distributor may pay out of its own resources.  In addition to the payments which are generally described herein and in the prospectus, the financial intermediary also may receive Service Fees. In connection with these payments, the financial intermediary may elevate the prominence or profile of the Fund and/or other
Federated funds within the financial intermediary's organization by, for example, placement on a list of preferred or recommended funds, and/or granting the Distributor preferential or enhanced opportunities to promote the funds in various ways within the financial intermediary's organization. You can ask your financial intermediary for information about any payments it receives from the
Distributor or the Federated funds and any services provided.

The following examples illustrate the types of instances in which the
Distributor may make additional payments to financial intermediaries.

SUPPLEMENTAL PAYMENTS
The Distributor may make supplemental payments to certain financial intermediaries that are holders or dealers of record for accounts in one or more of the Federated funds.  These payments may be based on such factors as the number or value of Shares the financial intermediary sells or may sell; the value of client assets invested; or the type and nature of services or support furnished by the financial intermediary.

PROCESSING SUPPORT PAYMENTS
The Distributor may make payments to financial intermediaries that sell
Federated fund shares to help offset their costs associated with client account maintenance support, statement processing and transaction processing.  The types of payments that the Distributor may make under this category include payment of ticket charges on a per transaction basis; payment of networking fees; and
payment for ancillary services such as setting up funds on the financial intermediary's mutual fund trading system.

RETIREMENT PLAN PROGRAM SERVICING PAYMENTS
The Distributor may make payments to certain financial intermediaries who sell
Federated fund shares through retirement plan programs.  A financial intermediary may perform retirement plan program services itself or may arrange with a third party to perform retirement plan program services.  In addition to participant recordkeeping, reporting, or transaction processing, retirement plan program services may include services rendered to a plan in connection with fund/investment selection and monitoring; employee enrollment and education;
plan balance rollover or separation, or other similar services.

OTHER BENEFITS TO FINANCIAL INTERMEDIARIES
From time to time, the Distributor, at its expense, may provide additional compensation to financial intermediaries that sell or arrange for the sale of
Shares.  Such compensation may include financial assistance to financial intermediaries that enable the Distributor to participate in or present at conferences or seminars, sales or training programs for invited employees, client and investor events and other financial intermediary-sponsored events.

The Distributor also may hold or sponsor, at its expense, sales events, conferences and programs for employees or associated persons of financial intermediaries and may pay the travel and lodging expenses of attendees.  The
Distributor also may provide, at its expense, meals and entertainment in conjunction with meetings with financial intermediaries.  Other compensation may be offered to the extent not prohibited by applicable laws, regulations or the rules of any self-regulatory agency, such as the FINRA.

EXCHANGING SECURITIES FOR SHARES

You may contact the Distributor to request a purchase of Shares in exchange for securities you own. The Fund reserves the right to determine whether to accept your securities and the minimum market value to accept. The Fund will value your securities in the same manner as it values its assets. This exchange is treated as a sale of your securities for federal tax purposes.

SUBACCOUNTING SERVICES

Certain financial intermediaries may wish to use the transfer agent's subaccounting system to minimize their internal recordkeeping requirements. The transfer agent may charge a fee based on the level of subaccounting services rendered. Financial intermediaries holding Shares in a fiduciary, agency, custodial or similar capacity may charge or pass through subaccounting fees as part of or in addition to normal trust or agency account fees. They may also charge fees for other services that may be related to the ownership of Shares.
This information should, therefore, be read together with any agreement between the customer and the financial intermediary about the services provided, the fees charged for those services, and any restrictions and limitations imposed.

REDEMPTION IN KIND

Although the Fund intends to pay Share redemptions in cash, it reserves the right, as described below, to pay the redemption price in whole or in part by a distribution of the Fund's portfolio securities.

Because the Fund has elected to be governed by Rule 18f-1 under the 1940 Act, the Fund is obligated to pay Share redemptions to any one shareholder in cash only up to the lesser of $250,000 or 1% of the net assets represented by such
Share class during any 90-day period.

Any Share redemption payment greater than this amount will also be in cash unless the Fund's Board determines that payment should be in kind. In such a case, the Fund will pay all or a portion of the remainder of the redemption in portfolio securities, valued in the same way as the Fund determines its NAV. The portfolio securities will be selected in a manner that the Fund's Board deems fair and equitable and, to the extent available, such securities will be readily marketable.

Redemption in kind is not as liquid as a cash redemption. If redemption is made in kind, shareholders receiving the portfolio securities and selling them before their maturity could receive less than the redemption value of the securities and could incur certain transaction costs.

MASSACHUSETTS PARTNERSHIP LAW

Under certain circumstances, shareholders may be held personally liable as partners under Massachusetts law for obligations of the Trust. To protect its shareholders, the Trust has filed legal documents with Massachusetts that expressly disclaim the liability of its shareholders for acts or obligations of the Trust.

In the unlikely event a shareholder is held personally liable for the Trust's obligations, the Trust is required by the Declaration of Trust to use its property to protect or compensate the shareholder. On request, the Trust will defend any claim made and pay any judgment against a shareholder for any act or obligation of the Trust. Therefore, financial loss resulting from liability as a shareholder will occur only if the Trust itself cannot meet its obligations to indemnify shareholders and pay judgments against them.

ACCOUNT AND SHARE INFORMATION

VOTING RIGHTS
Each Share of the Fund gives the shareholder one vote in Trustee elections and other matters submitted to shareholders for vote.

All Shares of the Trust have equal voting rights, except that in matters affecting only a particular Fund or class, only Shares of that Fund or class are entitled to vote.

Trustees may be removed by the Board or by shareholders at a special meeting. A special meeting of shareholders will be called by the Board upon the written request of shareholders who own at least 10% of the Trust's outstanding Shares of all series entitled to vote.


As of December 3, 2007, the following shareholders owned of record, beneficially, or both, 5% or more of outstanding Shares: Northwestern Mutual
Life, Milwaukee, MI owned approximately 8,671,558 Shares (16.61)%; The Standard
Insurance, Portland, OR, owned approximately 7,996,096 Shares (15.32)%; Charles
Schwab & Co., Inc., San Francisco, CA, owned approximately 3,715,184 Shares
(7.11)% and Saxon & Co., Philadelphia, PA owned approximately 3,110,605 Shares
(5.95)%.


TAX INFORMATION

FEDERAL INCOME TAX
The Fund intends to meet requirements of Subchapter M of the Internal Revenue
Code (Code) applicable to regulated investment companies. If these requirements are not met, it will not receive special tax treatment and will be subject to federal corporate income tax.

The Fund will be treated as a single, separate entity for federal income tax purposes so that income earned and capital gains and losses realized by the
Trust's other portfolios will be separate from those realized by the Fund.

FOREIGN INVESTMENTS
If the Fund purchases foreign securities, their investment income may be subject to foreign withholding or other taxes that could reduce the return on these securities. Tax treaties between the United States and foreign countries, however, may reduce or eliminate the amount of foreign taxes to which the Fund would be subject. The effective rate of foreign tax cannot be predicted since the amount of Fund assets to be invested within various countries is uncertain.
However, the Fund intends to operate so as to qualify for treaty-reduced tax rates when applicable.

Distributions from a Fund may be based on estimates of book income for the year.
Book income generally consists solely of the income generated by the securities in the portfolio, whereas tax-basis income includes, in addition, gains or losses attributable to currency fluctuation. Due to differences in the book and tax treatment of fixed-income securities denominated in foreign currencies, it is difficult to project currency effects on an interim basis. Therefore, to the extent that currency fluctuations cannot be anticipated, a portion of distributions to shareholders could later be designated as a return of capital, rather than income, for income tax purposes, which may be of particular concern to simple trusts.

If the Fund invests in the stock of certain foreign corporations, they may constitute Passive Foreign Investment Companies (PFIC), and the Fund may be
subject to federal income taxes upon disposition of PFIC investments.

If more than 50% of the value of the Fund's assets at the end of the tax year is represented by stock or securities of foreign corporations, the Fund will qualify for certain Code provisions that allow its shareholders to claim a foreign tax credit or deduction on their U.S. income tax returns. The Code may limit a shareholder's ability to claim a foreign tax credit. Shareholders who elect to deduct their portion of the Fund's foreign taxes rather than take the foreign tax credit must itemize deductions on their income tax returns.

WHO MANAGES AND PROVIDES SERVICES TO THE FUND?

BOARD OF TRUSTEES

The  Board  is  responsible  for  managing  the Trust's business affairs and for exercising all the Trust's powers except those  reserved  for  the shareholders.
The  following  tables give information about each Board member and  the  senior officers of the Fund.  Where  required, the tables separately list Board members who are "interested persons" of  the Fund (i.e., "Interested" Board members) and those who are not (i.e., "Independent"  Board  members). Unless otherwise noted, the  address of each person listed is Federated Investors  Tower,  1001  Liberty
Avenue,  Pittsburgh,  PA.   As  of  December 31, 2006, the Trust comprised three
portfolios, and the Federated Fund Complex  consisted of 45 investment companies
(comprising 148 portfolios). Unless otherwise  noted,  each  Officer  is elected annually.  Unless otherwise noted, each Board member oversees all portfolios  in the Federated Fund Complex and serves for an indefinite term.

As of December 3, 2007, the Fund's Board and Officers as a group owned less than
1% of the Fund's outstanding Shares.

INTERESTED TRUSTEES BACKGROUND AND COMPENSATION

NAME
BIRTH DATE                                                                                                AGGREGATE            TOTAL
ADDRESS                                                                                                COMPENSATION     COMPENSATION
POSITIONS        PRINCIPAL OCCUPATION(S) FOR PAST FIVE YEARS,                                             FROM FUND       FROM TRUST
HELD WITH        OTHER DIRECTORSHIPS HELD AND PREVIOUS POSITION(S)                                     (PAST FISCAL              AND
TRUST                                                                                                         YEAR)        FEDERATED
DATE SERVICE                                                                                                            FUND COMPLEX
BEGAN                                                                                                                          (PAST
                                                                                                                            CALENDAR
                                                                                                                               YEAR)
JOHN F.          PRINCIPAL OCCUPATIONS: Director or Trustee of the Federated Fund Complex;                       $0               $0
DONAHUE*         Chairman and Director, Federated Investors, Inc.; Chairman of the Federated Fund
Birth Date:      Complex's Executive Committee.
July 28,
1924             PREVIOUS POSITIONS: Chairman of the Federated Fund Complex; Trustee, Federated
TRUSTEE          Investment Management Company and Chairman and Director, Federated Investment
Began            Counseling.
serving:
January 1990

J.               PRINCIPAL OCCUPATIONS: Principal Executive Officer and President of the Federated               $0               $0
CHRISTOPHER      Fund Complex; Director or Trustee of some of the Funds in the Federated Fund
DONAHUE*         Complex; President, Chief Executive Officer and Director, Federated Investors,
Birth Date:      Inc.; Chairman and Trustee, Federated Investment Management Company; Trustee,
April 11,        Federated Investment Counseling; Chairman and Director, Federated Global
1949             Investment Management Corp.; Chairman, Federated Equity Management Company of
PRESIDENT        Pennsylvania and Passport Research, Ltd. (Investment advisory subsidiary of
AND TRUSTEE      Federated); Trustee, Federated Shareholder Services Company; Director, Federated
Began            Services Company.
serving:
January 1990     PREVIOUS POSITIONS: President, Federated Investment Counseling; President and
                 Chief Executive Officer, Federated Investment Management Company, Federated
                 Global Investment Management Corp. and Passport Research, Ltd.

LAWRENCE D.      PRINCIPAL OCCUPATIONS: Director or Trustee of the Federated Fund Complex;                $1,224.93         $180,000
ELLIS, M.D.*     Professor of Medicine, University of Pittsburgh; Medical Director, University of
Birth Date:      Pittsburgh Medical Center Downtown; Hematologist, Oncologist and Internist,
October 11,      University of Pittsburgh Medical Center.
1932
3471 Fifth       OTHER DIRECTORSHIPS HELD: Member, National Board of Trustees, Leukemia Society of
Avenue           America.
Suite 1111
Pittsburgh,      PREVIOUS POSITIONS: Trustee, University of Pittsburgh; Director, University of
PA               Pittsburgh Medical Center.
TRUSTEE
Began
serving:
January 1990

* Family relationships and reasons for "interested" status: John F. Donahue is the father of J. Christopher Donahue; both are "interested" due to the positions they hold with Federated and its subsidiaries. Lawrence D. Ellis, M.D. is
"interested" because his son-in-law is employed by the Fund's principal underwriter, Federated Securities Corp.

INDEPENDENT TRUSTEES BACKGROUND AND COMPENSATION

NAME
BIRTH DATE                                                                                                AGGREGATE            TOTAL
ADDRESS                                                                                                COMPENSATION     COMPENSATION
POSITIONS        PRINCIPAL OCCUPATION(S) FOR PAST FIVE YEARS,                                             FROM FUND       FROM TRUST
HELD WITH        OTHER DIRECTORSHIPS HELD AND PREVIOUS POSITION(S)                                     (PAST FISCAL              AND
TRUST                                                                                                         YEAR)        FEDERATED
DATE SERVICE                                                                                                            FUND COMPLEX
BEGAN                                                                                                                          (PAST
                                                                                                                            CALENDAR
                                                                                                                               YEAR)
THOMAS G.        PRINCIPAL OCCUPATION: Director or Trustee of the Federated Fund Complex.                 $1,347.43         $198,000
BIGLEY
Birth Date:      OTHER DIRECTORSHIPS HELD: Director, Member of Executive Committee, Children's
February 3,      Hospital of Pittsburgh; Director, University of Pittsburgh.
1934
15 Old           PREVIOUS POSITION: Senior Partner, Ernst & Young LLP.
Timber Trail
Pittsburgh,
PA
TRUSTEE
Began
serving:
October 1995

JOHN T.          PRINCIPAL OCCUPATIONS: Director or Trustee of the Federated Fund Complex;                $1,347.43         $198,000
CONROY, JR.      Chairman of the Board, Investment Properties Corporation; Partner or Trustee in
Birth Date:      private real estate ventures in Southwest Florida.
June 23,
1937             PREVIOUS POSITIONS: President, Investment Properties Corporation; Senior Vice
Investment       President, John R. Wood and Associates, Inc., Realtors; President, Naples
Properties       Property Management, Inc. and Northgate Village Development Corporation.
Corporation
3838 North
Tamiami
Trail
Suite 402
Naples, FL
TRUSTEE
Began
serving:
August 1991

NICHOLAS P.      PRINCIPAL OCCUPATION: Director or Trustee of the Federated Fund Complex.                 $1,347.43         $198,000
CONSTANTAKIS
Birth Date:      OTHER DIRECTORSHIPS HELD: Director and Member of the Audit Committee, Michael
September 3,     Baker Corporation (engineering and energy services worldwide).
1939
175              PREVIOUS POSITION: Partner, Andersen Worldwide SC.
Woodshire
Drive
Pittsburgh,
PA
TRUSTEE
Began
serving:
February
1998

JOHN F.          PRINCIPAL OCCUPATION: Director or Trustee of the Federated Fund Complex;                 $1,224.93         $180,000
CUNNINGHAM       Director, QSGI, Inc. (technology services company).
Birth Date:
March 5,         OTHER DIRECTORSHIPS HELD: Chairman, President and Chief Executive Officer,
1943             Cunningham & Co., Inc. (strategic business consulting); Trustee Associate, Boston
353 El           College.
Brillo Way
Palm Beach,      PREVIOUS POSITIONS: Director, Redgate Communications and EMC Corporation
FL               (computer storage systems); Chairman of the Board and Chief Executive Officer,
TRUSTEE          Computer Consoles, Inc.; President and Chief Operating Officer, Wang
Began            Laboratories; Director, First National Bank of Boston; Director, Apollo Computer,
serving:         Inc.
January 1999

PETER E.         PRINCIPAL OCCUPATION: Director or Trustee of the Federated Fund Complex.                 $1,224.93         $180,000
MADDEN
Birth Date:      OTHER DIRECTORSHIPS HELD: Board of Overseers, Babson College.
March 16,
1942             PREVIOUS POSITIONS: Representative, Commonwealth of Massachusetts General Court;
One Royal        President, State Street Bank and Trust Company and State Street Corporation
Palm Way         (retired); Director, VISA USA and VISA International; Chairman and Director,
100 Royal        Massachusetts Bankers Association; Director, Depository Trust Corporation;
Palm Way         Director, The Boston Stock Exchange.
Palm Beach,
FL
TRUSTEE
Began
serving:
August 1991

CHARLES F.       PRINCIPAL OCCUPATIONS: Director or Trustee of the Federated Fund Complex;                $1,347.43         $198,000
MANSFIELD,       Management Consultant.
JR.
Birth Date:      PREVIOUS POSITIONS: Chief Executive Officer, PBTC International Bank; Partner,
April 10,        Arthur Young & Company (now Ernst & Young LLP); Chief Financial Officer of Retail
1945             Banking Sector, Chase Manhattan Bank; Senior Vice President, HSBC Bank USA
80 South         (formerly, Marine Midland Bank); Vice President, Citibank; Assistant Professor of
Road             Banking and Finance, Frank G. Zarb School of Business, Hofstra University;
Westhampton      Executive Vice President DVC Group, Inc. (marketing, communications and
Beach, NY        technology).
TRUSTEE
Began
serving:
January 1999

JOHN E.          PRINCIPAL OCCUPATIONS: Director or Trustee, and Chairman of the Board of                 $1,633.25         $234,000
MURRAY, JR.,     Directors or Trustees, of the Federated Fund Complex; Chancellor and Law
J.D., S.J.D.     Professor, Duquesne University; Partner, Murray, Hogue & Lannis.
Birth Date:
December 20,     OTHER DIRECTORSHIPS HELD: Director, Michael Baker Corp. (engineering,
1932             construction, operations and technical services).
Chancellor,
Duquesne         PREVIOUS POSITIONS: President, Duquesne University; Dean and Professor of Law,
University       University of Pittsburgh School of Law; Dean and Professor of Law, Villanova
Pittsburgh,      University School of Law.
PA
TRUSTEE
Began
serving:
February
1995

THOMAS M.        PRINCIPAL OCCUPATIONS: Director or Trustee of the Federated Fund Complex;                $1,224.93          $45,000
O'NEILL          Managing Director and Partner, Navigator Management Company, L.P. (investment and
Birth Date:      strategic consulting).
June 14,
1951             OTHER DIRECTORSHIPS HELD: Director, Midway Pacific (lumber); Board of Overseers,
95 Standish      Children's Hospital of Boston; Visiting Committee on Athletics, Harvard College.
Street
P.O. Box         PREVIOUS POSITIONS: Chief Executive Officer and President, Managing Director and
2779             Chief Investment Officer, Fleet Investment Advisors; President and Chief
Duxbury, MA      Executive Officer, Aeltus Investment Management, Inc.; General Partner, Hellman,
TRUSTEE          Jordan Management Co., Boston, MA; Chief Investment Officer, The Putnam
Began            Companies, Boston, MA; and Credit Analyst and Lending Officer, Fleet Bank.
serving:
October 2006
MARJORIE P.      PRINCIPAL OCCUPATIONS:  Director or Trustee of the Federated Fund Complex.               $1,224.93         $180,000
SMUTS
Birth Date:      PREVIOUS POSITIONS: Public Relations/Marketing Consultant/Conference Coordinator;
June 21,         National Spokesperson, Aluminum Company of America; television producer;
1935             President, Marj Palmer Assoc.; Owner, Scandia Bord.
4905 Bayard
Street
Pittsburgh,
PA
TRUSTEE
Began
serving:
January 1990

JOHN S.          PRINCIPAL OCCUPATIONS:  Director or Trustee of the Federated Fund Complex;               $1,224.93         $180,000
WALSH            President and Director, Heat Wagon, Inc. (manufacturer of construction temporary
Birth Date:      heaters); President and Director, Manufacturers Products, Inc. (distributor of
November 28,     portable construction heaters); President, Portable Heater Parts, a division of
1957             Manufacturers Products, Inc.
2604 William
Drive            PREVIOUS POSITION: Vice President, Walsh & Kelly, Inc.
Valparaiso,
IN
TRUSTEE
Began
serving:
January 1999
JAMES F.         PRINCIPAL OCCUPATIONS:  Director or Trustee of the Federated Fund Complex; Prior         $1,224.93         $134,416
WILL             to June 2006, Vice Chancellor and President, Saint Vincent College.
Birth Date:
October 12,      OTHER DIRECTORSHIPS HELD: Trustee, Saint Vincent College; Alleghany Corporation.
1938
721 E.           PREVIOUS POSITIONS: Chairman, President and Chief Executive Officer, Armco, Inc.;
McMurray         President and Chief Executive Officer, Cyclops Industries; President and Chief
Road             Operating Officer, Kaiser Steel Corporation.
McMurray, PA
TRUSTEE
Began
serving:
April 2006

OFFICERS**

NAME
BIRTH DATE
POSITIONS HELD WITH TRUST
DATE SERVICE BEGAN                   PRINCIPAL OCCUPATION(S)
                                     AND PREVIOUS POSITION(S)
JOHN W. MCGONIGLE                    PRINCIPAL OCCUPATIONS:
Birth Date: October 26, 1938         Executive Vice President and Secretary of the Federated Fund Complex; Vice Chairman,
EXECUTIVE VICE PRESIDENT             Executive Vice President, Secretary and Director, Federated Investors,Inc.
Began serving: February 1990
                                     PREVIOUS POSITIONS:

                                     Trustee,  Federated  Investment  Management Company and Federated
                                     Investment  Counseling;  Director,  Federated  Global  Investment
                                     Management  Corp.,   Federated  Services  Company  and  Federated
                                     Securities Corp.

RICHARD A. NOVAK                     PRINCIPAL OCCUPATIONS:
Birth Date: December 25, 1963        Principal Financial Officer and Treasurer of the Federated Fund Complex, Senior Vice President,
TREASURER                            Federated  Administrative  Services;   Financial  and  Operations
Began serving: January 2006          Principal for Federated Securities Corp., Edgewood Services, Inc.
                                     and Southpointe Distribution Services, Inc.

                                     PREVIOUS POSITIONS: Controller of Federated Investors, Inc.; Vice
                                     President,  Finance of Federated  Services Company;  held various financial  management  positions  within  The Mercy  Hospital  of
                                     Pittsburgh; Auditor, Arthur Andersen & Co.

RICHARD B. FISHER                    PRINCIPAL OCCUPATIONS:
Birth Date: May 17, 1923             Vice Chairman or Vice President of some of the Funds in the Federated Fund Complex;
VICE PRESIDENT                       Vice Chairman, Federated Investors, Inc.; Chairman, Federated Securities Corp.
Began serving: February 1990
                                     PREVIOUS POSITIONS:
                                     President  and  Director  or  Trustee of some of the Funds in the
                                     Federated  Fund  Complex;  Executive  Vice  President,  Federated
                                     Investors,   Inc.  and  Director  and  Chief  Executive  Officer,
                                     Federated Securities Corp.

BRIAN P. BOUDA                       PRINCIPAL OCCUPATIONS: Senior Vice
Birth Date: February 28, 1947        President and Chief Compliance
SENIOR VICE PRESIDENT                Officer of the Federated Fund
Began serving: January 2006          Complex; Vice President and Chief
                                     Compliance Officer of Federated
                                     Investors, Inc.; and Chief
                                     Compliance Officer of its
                                     subsidiaries. Mr. Bouda joined
                                     Federated in 1999 and is a member
                                     of the American Bar Association
                                     and the State Bar Association of
                                     Wisconsin.

STEPHEN F. AUTH                      PRINCIPAL OCCUPATIONS:
Birth Date: September 3, 1956
CHIEF INVESTMENT OFFICER             Stephen F. Auth is Chief Investment Officer
Began serving: November 2002         of this Fund and various other Funds
                                     in  the  Federated  Fund  Complex;   Executive  Vice   President,
                                     Federated  Investment  Counseling,  Federated  Global  Investment
                                     Management  Corp.  and  Federated  Equity  Management  Company of
                                     Pennsylvania.

                                     PREVIOUS  POSITIONS:  Executive  Vice  President,
                                     Federated  Investment  Management Company, and Passport Research,
                                     Ltd. (Investment  advisory subsidiary of Federated);  Senior Vice
                                     President,  Global Portfolio Management Services Division; Senior
                                     Vice  President,  Federated  Investment  Management  Company  and
                                     Passport  Research,  Ltd.; Senior Managing Director and Portfolio
                                     Manager, Prudential Investments.

**Officers do not receive any compensation from the Fund.

In addition, the Fund has appointed an Anti-Money Laundering Compliance Officer.

COMMITTEES OF THE BOARD

                                                                                                                           MEETINGS
BOARD          COMMITTEE                                                                                                   HELD
COMMITTEE      MEMBERS          COMMITTEE FUNCTIONS                                                                        DURING
                                                                                                                           LAST
                                                                                                                           FISCAL
                                                                                                                           YEAR

EXECUTIVE      John F.          In between meetings of the full Board, the Executive Committee generally may exercise      Three
               Donahue          all the powers of the full Board in the management and direction of the business and
               John E.          conduct of the affairs of the Trust in such manner as the Executive Committee shall
               Murray, Jr.,     deem to be in the best interests of the Trust.  However, the Executive Committee
               J.D., S.J.D.     cannot elect or remove Board members, increase or decrease the number of Trustees,
               John S.          elect or remove any Officer, declare dividends, issue shares or recommend to
               Walsh            shareholders any action requiring shareholder approval.

AUDIT          Thomas G.        The purposes of the Audit Committee are to oversee the accounting and financial            Seven
               Bigley           reporting process of the Fund, the Fund`s internal control over financial reporting,
               John T.          and the quality, integrity and independent audit of the Fund`s financial statements.
               Conroy, Jr.      The Committee also oversees or assists the Board with the oversight of compliance with
               Nicholas P.      legal requirements relating to those matters, approves the engagement and reviews the
               Constantakis     qualifications, independence and performance of the Fund`s independent registered
               Charles F.       public accounting firm, acts as a liaison between the independent registered public
               Mansfield,       accounting firm and the Board and reviews the Fund`s internal audit function.
               Jr.

NOMINATING     Thomas G.        The Nominating Committee, whose members consist of all Independent Trustees, selects       One
               Bigley           and nominates persons for election to the Fund`s Board when vacancies occur. The
               John T.          Committee will consider candidates recommended by shareholders, Independent Trustees,
               Conroy, Jr.      officers or employees of any of the Fund`s agents or service providers and counsel to
               Nicholas P.      the Fund. Any shareholder who desires to have an individual considered for nomination
               Constantakis     by the Committee must submit a recommendation in writing to the Secretary of the Fund,
               John F.          at the Fund's address appearing on the back cover of this Statement of Additional
               Cunningham       Information. The recommendation should include the name and address of both the
               Peter E.         shareholder and the candidate and detailed information concerning the candidate's
               Madden           qualifications and experience. In identifying and evaluating candidates for
               Charles F.       consideration, the Committee shall consider such factors as it deems appropriate.
               Mansfield,       Those factors will ordinarily include:  integrity, intelligence, collegiality,
               Jr.              judgment, diversity, skill, business and other experience, qualification as an
               John E.          "Independent Trustee," the existence of material relationships which may create the
               Murray, Jr.      appearance of a lack of independence, financial or accounting knowledge and
               Thomas M.        experience, and dedication and willingness to devote the time and attention necessary
               O'Neill          to fulfill Board responsibilities.
               Marjorie P.
               Smuts
               John S.
               Walsh
               James F.
               Will

BOARD OWNERSHIP OF SHARES IN THE FUND AND IN THE FEDERATED FAMILY OF INVESTMENT
COMPANIES AS OF DECEMBER 31, 2006

                                                                                     AGGREGATE
                                                      DOLLAR RANGE OF          DOLLAR RANGE OF
                                                         SHARES OWNED          SHARES OWNED IN
INTERESTED                            IN FEDERATED MID-CAP INDEX FUND      FEDERATED FAMILY OF
BOARD MEMBER NAME                                                         INVESTMENT COMPANIES

John F. Donahue                                                  None            Over $100,000
J. Christopher Donahue                                  Over $100,000            Over $100,000
Lawrence D. Ellis, M.D.                                          None            Over $100,000

INDEPENDENT
BOARD MEMBER NAME
Thomas G. Bigley                                                 None            Over $100,000
John T. Conroy, Jr.                                              None            Over $100,000
Nicholas P. Constantakis                                         None            Over $100,000
John F. Cunningham                                               None            Over $100,000
Peter E. Madden                                                  None            Over $100,000
Charles F. Mansfield, Jr.                                        None            Over $100,000
John E. Murray, Jr., J.D., S.J.D.                                None            Over $100,000
Thomas M. O'Neill                                                None            Over $100,000
Marjorie P. Smuts                                                None            Over $100,000
John S. Walsh                                                    None            Over $100,000
James F. Will                                                    None                     None


INVESTMENT MANAGER

The Manager oversees the Subadviser. Effective the close of business on
September 29, 2006, BlackRock Investment Management, LLC (Subadviser), a
subsidiary of BlackRock, Inc., conducts investment research and makes investment decisions for the Fund. Subject to the supervision and direction of the Board, the Manager provides to the Fund investment management evaluation services principally by performing initial due diligence on the Subadviser for the Fund and thereafter monitoring and evaluating the performance of the Subadviser through quantitative and qualitative analyses. In addition, the Manager conducts periodic in-person, telephonic and written consultations with the Subadviser. In initially evaluating the Subadviser, the Manager considered, among other factors, the Subadviser's size, investment capabilities in the area of indexed assets under management, performance history, its ongoing commitment to client service and the stability and quality of the organization (including the
Subadviser's financial condition), as well as the quality of the individuals that make up its investment team. On an ongoing basis, the Manager is responsible for communicating performance expectations and evaluations to the
Subadviser; monitoring tracking errors; monitoring and analyzing the use of futures contracts; monitoring the futures holdings of the Fund as a percentage of Fund assets; monitoring market timing in the Fund; monitoring securities lending for the Fund; discussing with the Subadviser the portfolio sampling techniques employed by the Subadviser; and ultimately recommending to the Board whether the Subadvisory Agreement should be renewed, modified or terminated. The
Manager provides written reports to the Board regarding the results of its evaluation and monitoring functions. In addition, the Manager is responsible for providing the Fund with administrative services, including, but not limited to, shareholder servicing and certain legal and accounting services. The Manager is also responsible for conducting all operations of the Fund, except those operations contracted to the Subadviser, custodian, transfer agent and dividend disbursing agent. The Manager receives an annual fee from the Fund for performing its responsibilities under the Management Contract. The Manager and the Subadviser shall not be liable to the Trust, the Fund, or any Fund shareholder for any losses that maybe sustained in the purchase, holding, or sale of any security or for anything done or omitted by it, except acts or omissions involving willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties imposed upon it by its contract with the Trust.

PORTFOLIO MANAGER INFORMATION

INVESTMENT MANAGER
The Manager oversees the Subadviser.  BlackRock Investment Management, LLC
(Subadviser, or BlackRock), a subsidiary of BlackRock, Inc., conducts investment research and makes investment decisions for the Fund. BlackRock began managinge the portfolio as of the close of business on September 29, 2006.  Subject to the supervision and direction of the Board, the Manager provides to the Fund investment management evaluation services principally by performing initial due diligence on the Subadviser for the Fund and thereafter monitoring and evaluating the performance of the Subadviser through quantitative and qualitative analyses. In addition, the Manager conducts periodic in-person, telephonic and written consultations with the Subadviser. In initially evaluating the Subadviser, the Manager considered, among other factors, the
Subadviser's size, investment capabilities in the area of indexed assets under management, performance history, its ongoing commitment to client service and the stability and quality of the organization (including the Subadviser's financial condition), as well as the quality of the individuals that make up its investment team. On an ongoing basis, the Manager is responsible for communicating performance expectations and evaluations to the Subadviser;
monitoring tracking errors; monitoring and analyzing the use of futures contracts; monitoring the futures holdings of the Fund as a percentage of Fund assets; monitoring market timing in the Fund; monitoring securities lending for the Fund; discussing with the Subadviser the portfolio sampling techniques employed by the Subadviser; and ultimately recommending to the Board whether the
Subadvisory Agreement should be renewed, modified or terminated. The Manager provides written reports to the Board regarding the results of its evaluation and monitoring functions. In addition, the Manager is responsible for providing the Fund with administrative services, including, but not limited to, shareholder servicing and certain legal and accounting services. The Manager is also responsible for conducting all operations of the Fund, except those operations contracted to the Subadviser, custodian, transfer agent and dividend disbursing agent. The Manager receives an annual fee from the Fund for performing its responsibilities under the Management Contract. The Manager and the Subadviser shall not be liable to the Trust, the Fund, or any Fund shareholder for any losses that maybe sustained in the purchase, holding, or sale of any security or for anything done or omitted by it, except acts or omissions involving willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties imposed upon it by its contract with the Trust.

                                         NUMBER OF OTHER ACCOUNTS MANAGED             NUMBER OF ACCOUNTS AND ASSETS FOR WHICH
 NAME OF INVESTMENT ADVISER AND             AND ASSETS BY ACCOUNT TYPE                   ADVISORY FEE IS PERFORMANCE-BASED
       PORTFOLIO MANAGER

                                   REGISTERED      OTHER POOLED                     REGISTERED      OTHER POOLED
                                   INVESTMENT       INVESTMENT                      INVESTMENT       INVESTMENT    OTHER ACCOUNTS
                                    COMPANIES        VEHICLES     OTHER ACCOUNTS     COMPANIES        VEHICLES
        JEFFREY L. RUSSO               23               24              27               0               0               3
                                 $24,832,489,359 $18,139,004,107  $43,542,952,356       $0               $0        $2,008,746,773
       DEBRA L. JELILIAN               26               16              23               0               0               3
                                 $25,638,536,606   $862,738,211   $40,552,495,328       $0               $0        $2,008,746,773

* A portion of the assets in the master fund of a master-feeder structure are subject to a performance fee.

FUND OWNERSHIP

Each portfolio manager owned - 0 - shares of the Fund as of October 31, 2007.

PORTFOLIO MANAGER COMPENSATION

The Portfolio Manager Compensation Program of BlackRock Advisors, LLC and its
affiliates, including the Subadviser, ("BlackRock Advisors") is critical to
BlackRock Advisors' ability to attract and retain the most talented asset management professionals. This program ensures that compensation is aligned with maximizing investment returns and it provides a competitive pay opportunity for competitive performance.

COMPENSATION PROGRAM

The elements of total compensation for BlackRock Advisors portfolio managers are base salary, annual performance-based cash and stock compensation (cash and stock bonus) and other benefits. BlackRock Advisors has balanced these components of pay to provide portfolio managers with a powerful incentive to achieve consistently superior investment performance.  By design, portfolio manager compensation levels fluctuate - both up and down - with the relative investment performance of the portfolios that they manage.

   BASE SALARY

   Under the BlackRock Advisors approach, like that of many asset management firms, base salaries represent a relatively small portion of a portfolio manager's total compensation. This approach serves to enhance the motivational value of the performance-based (and therefore variable)
   compensation elements of the compensation program.

   PERFORMANCE-BASED COMPENSATION

   BlackRock Advisors believes that the best interests of investors are served by recruiting and retaining exceptional asset management talent and managing their compensation within a consistent and disciplined framework that emphasizes pay for performance in the context of an intensely competitive market for talent.  To that end, the portfolio manager incentive compensation is based on a formulaic compensation program.  BlackRock Advisors' formulaic portfolio manager compensation program includes: pre-tax investment performance relative to appropriate competitors or benchmark over 1-, 3- and
   5-year performance periods.  If a portfolio manager's tenure is less than 5 years, performance periods will reflect time in position.  In addition, portfolio manager's compensation can be based on BlackRock's investment performance, financial results of BlackRock, expense control, profit margins, strategic planning and implementation, quality of client service, market share, corporate reputation, capital allocation, compliance and risk control, leadership, workforce diversity, technology and innovation.  All factors are considered collectively by BlackRock Advisors management.

   CASH BONUS

   Performance-based compensation is distributed to portfolio managers in a combination of cash and stock. Typically, the cash bonus, when combined with base salary, represents more than 60% of total compensation for portfolio managers.

   STOCK BONUS

   A portion of the dollar value of the total annual performance-based bonus is paid in restricted shares of BlackRock, Inc. (the "Company") stock.  Paying a portion of annual bonuses in stock puts compensation earned by a portfolio manager for a given year "at risk" based on the Company's ability to sustain and improve its performance over future periods.

   The ultimate value of stock bonuses is dependent on future Company stock price performance. As such, the stock bonus aligns each portfolio manager's financial interests with those of the Company's shareholders and encourages a balance between short-term goals and long-term strategic objectives.

   Management strongly believes that providing a significant portion of competitive performance-based compensation in stock is in the best interests of investors and shareholders. This approach ensures that portfolio managers participate as shareholders in both the "downside risk" and "upside opportunity" of the Company's performance.  Portfolio managers therefore have a direct incentive to protect Company's reputation for integrity.

   OTHER BENEFITS

   Portfolio managers are also eligible to participate in broad-based plans offered generally to BlackRock employees, including broad-based retirement,
   401(k), health, and other employee benefit plans.

POTENTIAL MATERIAL CONFLICTS OF INTEREST

Real, potential or apparent conflicts of interest may arise when a portfolio manager has day-today portfolio management responsibilities with respect to more than one fund or account, including the following:

Certain investments may be appropriate for the portfolios and also for other clients advised by BlackRock Advisors and its affiliates (including the
Subadviser), including other client accounts managed by a portfolio's portfolio management team.  Investment decisions for a portfolio and other clients are made with a view to achieving their respective investment objectives and after consideration of such factors as their current holdings, availability of cash for investment and the size of their investments generally.  Frequently, a particular security may be bought or sold for only one client or in different amounts and at different times for more than one but less than all clients.
Likewise, because clients of BlackRock Advisors and its affiliates may have differing investment strategies, a particular security may be bought for one or more clients when one or more other clients are selling the security. The investment results for a portfolio may differ from the results achieved by other clients of BlackRock Advisors and its affiliates and results among clients may differ.  In addition, purchases or sales of the same security may be made for two or more clients on the same day.  In such event, such transactions will be allocated among the clients in a manner believed by BlackRock Advisors to be equitable to each.  BlackRock Advisors will not determine allocations based on whether it receives a performance based fee from the client.  In some cases, the allocation procedure could have an adverse effect on the price or amount of the securities purchased or sold by a portfolio.  Purchase and sale orders for a portfolio may be combined with those of other clients of BlackRock Advisors and its affiliates in the interest of achieving the most favorable net results to the portfolio.

To the extent that the portfolio's portfolio management team has responsibilities for managing accounts in addition to the portfolios, a portfolio manager will need to divide his time and attention among relevant accounts.

In some cases, a real, potential or apparent conflict may also arise where (i)
BlackRock Advisors or a portfolio manager may have an incentive, such as a performance based fee, in managing one account and not with respect to other accounts it manages or (ii) a portfolio manager owns an interest in one fund or account he or she manages and not another.


SERVICES AGREEMENT
Federated Advisory Services Company, an affiliate of the Manager, provides research, quantitative analysis, equity trading and transaction settlement and certain support services to the Manager.  The fee for these services is paid by the Manager and not by the Fund.

OTHER RELATED SERVICES
Affiliates of the Manager may, from time to time, provide certain electronic equipment and software to institutional customers in order to facilitate the purchase of Fund Shares offered by the Distributor.

CODE OF ETHICS RESTRICTIONS ON PERSONAL TRADING

As required by SEC rules, the Fund, its Manager, and its Distributor have adopted codes of ethics.  These codes govern securities trading activities of investment personnel, Fund Trustees, and certain other employees.  Although they do permit these people to trade in securities, including those that the Fund could buy, as well as Shares of the Fund, they also contain significant safeguards designed to protect the Fund and its shareholders from abuses in this area, such as requirements to obtain prior approval for, and to report, particular transactions.

VOTING PROXIES ON FUND PORTFOLIO SECURITIES
The Board has delegated to the Manager authority to vote proxies on the securities held in the Fund's portfolio.  The Board has also approved the
Manager's policies and procedures for voting the proxies, which are described below.

PROXY VOTING POLICIES

The Adviser's general policy is to cast proxy votes in favor of proposals that the Adviser anticipates will enhance the long-term value of the securities being voted.  Generally, this will mean voting for proposals that the Adviser believes will: improve the management of a company; increase the rights or preferences of the voted securities; and/or increase the chance that a premium offer would be made for the company or for the voted securities.

The following examples illustrate how these general policies may apply to proposals submitted by a company's board of directors.  However, whether the
Adviser supports or opposes a proposal will always depend on the specific circumstances described in the proxy statement and other available information.

On matters of corporate governance, generally the Adviser will vote for the full slate of directors nominated in an uncontested election; and for proposals to:
require a company's audit committee to be comprised entirely of independent directors; require independent tabulation of proxies and/or confidential voting by shareholders; reorganize in another jurisdiction (unless it would reduce the rights or preferences of the securities being voted); ratify the board's selection of auditors (unless compensation for non-audit services exceeded 50%
of the total compensation received from the company, or the previous auditor was dismissed because of a disagreement with the company); and repeal a shareholder rights plan (also known as a "poison pill").  The Adviser will generally vote against the adoption of such a plan (unless the plan is designed to facilitate, rather than prevent, unsolicited offers for the company).

On matters of capital structure, generally the Adviser will vote: against proposals to authorize or issue shares that are senior in priority or voting rights to the securities being voted; and for proposals to: reduce the amount of shares authorized for issuance; authorize a stock repurchase program; and grant preemptive rights to the securities being voted; and.  The Adviser will generally vote against proposals to eliminate such preemptive rights.

On matters relating to management compensation, generally the Adviser will vote:
for stock incentive plans that align the recipients' interests with the interests of shareholders without creating undue dilution; and against proposals that would permit the amendment or replacement of outstanding stock incentives with new stock incentives having more favorable terms; and against executive compensation plans that do not disclose the maximum amounts of compensation that may be awarded or the criteria for determining awards.

On matters relating to corporate transactions, the Adviser will vote proxies relating to proposed mergers, capital reorganizations, and similar transactions in accordance with the general policy, based upon its analysis of the proposed transaction.  The Adviser will vote proxies in contested elections of directors in accordance with the general policy, based upon its analysis of the opposing slates and their respective proposed business strategies.  Some transactions may also involve proposed changes to the company's corporate governance, capital structure or management compensation.  The Adviser will vote on such changes based on its evaluation of the proposed transaction or contested election.  In these circumstances, the Adviser may vote in a manner contrary to the general practice for similar proposals made outside the context of such a proposed transaction or change in the board.  For example, if the Adviser decides to vote against a proposed transaction, it may vote for anti-takeover measures reasonably designed to prevent the transaction, even though the Adviser typically votes against such measures in other contexts.

The Adviser generally votes against proposals submitted by shareholders without the favorable recommendation of a company's board.  The Adviser believes that a company's board should manage its business and policies, and that shareholders who seek specific changes should strive to convince the board of their merits or seek direct representation on the board.

In addition, the Adviser will not vote if it determines that the consequences or costs outweigh the potential benefit of voting.  For example, if a foreign market requires shareholders casting proxies to retain the voted shares until the meeting date (thereby rendering the shares "illiquid" for some period of time), the Adviser will not vote proxies for such shares.

Finally, because the Adviser has employed a sub-adviser to manage the Fund's assets, the Adviser's investment personnel do not perform proprietary research on the securities held by the Fund.  Therefore, the Adviser will vote proxies on the Fund's securities in accordance with its applicable general guidelines and in the same manner as any other fund managed by the Adviser or an affiliate of the Adviser, and for which investment personnel do perform such proprietary research, that is voting on the same proxy matter.  If neither of these two conditions applies, the Adviser will vote as recommended by the Fund's sub-
adviser and, if none of the previous conditions applies, as recommended by the subject company's board of directors.


PROXY VOTING PROCEDURES

The Adviser has established a Proxy Voting Committee (Proxy Committee), to exercise all voting discretion granted to the Adviser by the Board in accordance with the proxy voting policies.  The Adviser has hired Institutional Shareholder
Services (ISS) to obtain, vote, and record proxies in accordance with the Proxy
Committee's directions.  The Proxy Committee has supplied ISS with general guidelines that represent decisions made by the Proxy Committee in order to vote common proxy proposals; however, the Proxy Committee retains the right to modify these guidelines at any time or to vote contrary to the guidelines at any time in order to cast proxy votes in a manner that the Proxy Committee believes is consistent with the Adviser's general policy.  ISS may vote any proxy as directed in the guidelines without further direction from the Proxy Committee and may make any determinations required to implement the guidelines.  However, if the guidelines require case-by-case direction for a proposal, ISS shall provide the Proxy Committee with all information that it has obtained regarding the proposal and the Proxy Committee will provide specific direction to ISS.


CONFLICTS OF INTEREST
The Manager has adopted procedures to address situations where a matter on which a proxy is sought may present a potential conflict between the interests of the
Fund (and its shareholders) and those of the Manager or Distributor.  This may occur where a significant business relationship exists between the Manager (or its affiliates) and a company involved with a proxy vote.  A company that is a proponent, opponent, or the subject of a proxy vote, and which to the knowledge of the Proxy Committee has this type of significant business relationship, is referred to as an "Interested Company."

The Manager has implemented the following procedures in order to avoid concerns that the conflicting interests of the Manager have influenced proxy votes.  Any employee of the Manager who is contacted by an Interested Company regarding proxies to be voted by the Manager must refer the Interested Company to a member of the Proxy Committee, and must inform the Interested Company that the Proxy
Committee has exclusive authority to determine how the Manager will vote.  Any
Proxy Committee member contacted by an Interested Company must report it to the full Proxy Committee and provide a written summary of the communication.  Under no circumstances will the Proxy Committee or any member of the Proxy Committee make a commitment to an Interested Company regarding the voting of proxies or disclose to an Interested Company how the Proxy Committee has directed such proxies to be voted.  If the Proxy Voting Guidelines already provide specific direction on the proposal in question, the Proxy Committee shall not alter or amend such directions.  If the Proxy Voting Guidelines require the Proxy
Committee to provide further direction, the Proxy Committee shall do so in accordance with the proxy voting policies, without regard for the interests of the Manager with respect to the Interested Company.  If the Proxy Committee provides any direction as to the voting of proxies relating to a proposal affecting an Interested Company, it must disclose to the Fund's Board information regarding: the significant business relationship; any material communication with the Interested Company; the matter(s) voted on; and how, and why, the Manager voted as it did.

If the Fund holds shares of another investment company for which the Manager (or an affiliate) acts as an investment adviser, the Proxy Committee will vote the
Fund's proxies in the same proportion as the votes cast by shareholders who are not clients of the Manager at any shareholders' meeting called by such investment company, unless otherwise directed by the Board.

PROXY VOTING REPORT
A report on "Form N-PX" of how the Fund voted any proxies during the most recent
12-month period ended June 30 is available through Federated's website.  Go to
FederatedInvestors.com; select "Products;" select the Fund; then use the link to
"Prospectuses and Regulatory Reports " to access the link to Form N-PX. Form N-
PX filings are also available at the SEC's website at www.sec.gov.

PORTFOLIO HOLDINGS INFORMATION

Information concerning the Fund's portfolio holdings is available in the
"Products" section of Federated's website at FederatedInvestors.com. A complete listing of the Fund's portfolio holdings as of the end of each month is posted on the website 15 days (or the next business day) after the end of the month and remains posted until replaced by the information for the succeeding month.
Summary portfolio composition information as of the close of each month is posted on the website 15 days (or the next business day) after month-end and remains until replaced by the information for the succeeding month.  The summary portfolio composition information may include identification of the Fund's top ten holdings and a percentage breakdown of the portfolio by sector.

To access this information from the "Products" section of the website, click on the "Portfolio Holdings" link under "Related Information" and select the appropriate link opposite the name of the Fund, or select the name of the Fund, and from the Fund's page click on the "Portfolio Holdings" or "Composition"
link.

You may also access portfolio information as of the end of the Fund's fiscal quarters from the "Products" section of the website.  The Fund's annual and semiannual reports, which contain complete listings of the Fund's portfolio holdings as of the end of the Fund's second and fourth fiscal quarters, may be accessed by selecting the "Prospectuses and Regulatory Reports" link under
"Related Information" and selecting the link to the appropriate PDF.  Complete listings of the Fund's portfolio holdings as of the end of the Fund's first and third fiscal quarters may be accessed by selecting "Portfolio Holdings" from the
"Products" section and then selecting the appropriate link opposite the name of the Fund.  Fiscal quarter information is made available on the website within 70 days after the end of the fiscal quarter.  This information is also available in reports filed with the SEC at the SEC's website at www.sec.gov.

The disclosure policy of the Fund and the Manager prohibits the disclosure of portfolio holdings information to any investor or intermediary before the same information is made available to other investors.  Employees of the Manager or its affiliates who have access to nonpublic information concerning the Fund's portfolio holdings are prohibited from trading securities on the basis of this information.  Such persons must report all personal securities trades and obtain pre-clearance for all personal securities trades other than mutual fund shares.

Firms that provide administrative, custody, financial, accounting, legal or other services to the Fund may receive nonpublic information about Fund portfolio holdings for purposes relating to their services.  The Fund may also provide portfolio holdings information to publications that rate, rank or otherwise categorize investment companies.  Traders or portfolio managers may provide "interest" lists to facilitate portfolio trading if the list reflects only that subset of the portfolio for which the trader or portfolio manager is seeking market interest.  A list of service providers, publications and other third parties who may receive nonpublic portfolio holdings information appears in the Appendix to this SAI.

The furnishing of nonpublic portfolio holdings information to any third party
(other than authorized governmental or regulatory personnel) requires the prior approval of the President of the Manager and of the Chief Compliance Officer of
the Fund.  The President of the Manager and the Chief Compliance Officer will approve the furnishing of nonpublic portfolio holdings information to a third party only if they consider the furnishing of such information to be in the best interests of the Fund and its shareholders.  In that regard, and to address possible conflicts between the interests of Fund shareholders and those of the
Manager and its affiliates, the following procedures apply.  No consideration may be received by the Fund, the Manager, any affiliate of the Manager or any of their employees in connection with the disclosure of portfolio holdings information.  Before information is furnished, the third party must sign a written agreement that it will safeguard the confidentiality of the information, will use it only for the purposes for which it is furnished and will not use it in connection with the trading of any security.  Persons approved to receive nonpublic portfolio holdings information will receive it as often as necessary for the purpose for which it is provided.  Such information may be furnished as frequently as daily and often with no time lag between the date of the information and the date it is furnished.  The Board receives and reviews annually a list of the persons who receive nonpublic portfolio holdings information and the purposes for which it is furnished.


BROKERAGE TRANSACTIONS AND INVESTMENT ALLOCATION

When selecting brokers and dealers to handle the purchase and sale of portfolio instruments, the Manager looks for prompt execution of the order at a favorable price. The Manager will generally use those who are recognized dealers in specific portfolio instruments, except when a better price and execution of the order can be obtained elsewhere. The Manager may select brokers and dealers based on whether they also offer research services (as described below).  The
Manager may also direct certain portfolio trades to a broker that, in turn, pays a portion of the Fund's operating expenses.  The Manager makes decisions on portfolio transactions and selects brokers and dealers subject to review by the
Fund's Board.

Investment decisions for the Fund are made independently from those of other accounts managed by the Manager and accounts managed by affiliates of the
Manager.  Except as noted below, when the Fund and one or more of those accounts invests in, or disposes of, the same security, available investments or opportunities for sales will be allocated among the Fund and the account(s) in a manner believed by the Manager to be equitable. While the coordination and ability to participate in volume transactions may benefit the Fund, it is possible that this procedure could adversely impact the price paid or received and/or the position obtained or disposed of by the Fund.  Investments for
Federated Kaufmann Fund and other accounts managed by that fund's portfolio managers in initial public offerings ("IPO") are made independently from any other accounts, and much of their non-IPO trading may also be conducted independently from other accounts. Trading and allocation of investments, including IPOs, for accounts managed by Federated MDTA LLC are also made independently from the Fund.  Investment decisions, and trading, for certain separately managed or wrap-fee accounts, and other accounts, of Federated
Investment Counseling and Federated MDTA LLC, both affiliates of the Manager, also are generally made, and conducted, independently from the Fund.  It is possible that such independent trading activity could adversely impact the prices paid or received and/or positions obtained or disposed of by the Fund.


RESEARCH SERVICES
Research services may include advice as to the advisability of investing in securities; security analysis and reports; economic studies; industry studies;
receipt of quotations for portfolio evaluations; and similar services. Research services may be used by the Manager or by affiliates of Federated in advising other accounts. To the extent that receipt of these services may replace services for which the Manager or its affiliates might otherwise have paid, it would tend to reduce their expenses. The Manager and its affiliates exercise reasonable business judgment in selecting those brokers who offer brokerage and research services to execute securities transactions. They determine in good faith that commissions charged by such persons are reasonable in relationship to the value of the brokerage and research services provided.

CUSTODIAN
State Street Bank and Trust Company, Boston, Massachusetts, is custodian for the securities and cash of the Fund. Foreign instruments purchased by the Fund are held by foreign banks participating in a network coordinated by State Street
Bank.

TRANSFER AGENT AND DIVIDEND DISBURSING AGENT
State Street Bank and Trust Company, the Fund's registered transfer agent, maintains all necessary shareholder records.

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
The independent  registered  public  accounting  firm for the Fund,  Ernst &
Young LLP,  conducts its audits in  accordance  with the standards of the Public
Company Accounting Oversight Board (United States), which require it to plan and perform  its audits to provide  reasonable  assurance  about  whether the Fund's financial statements and financial highlights are free of material misstatement.

FEES PAID BY THE FUND FOR SERVICES

 FOR THE YEAR ENDED OCTOBER 31           2007        2006              2005
 Management Fee Earned             $5,052,614     $4,406,065     $3,230,483
 Management Fee Reduction          2,443,671      1,314,506      26,688
 Management Fee Reimbursement      6,037          0              62
 Sub-Advisory Fee                  407,787        330,455        242,286
 Brokerage Commissions             29,295         34,634         12,900
 Shareholder Services Fee          2,634,828      --             --
Includes $4,483 paid to a company affiliated with management of Federated.


HOW DOES THE FUND MEASURE PERFORMANCE?

The Fund may advertise Share performance by using the SEC's standard methods for calculating performance applicable to all mutual funds. The SEC also permits this standard performance information to be accompanied by non-standard performance information.

The performance of Shares depends upon such variables as: portfolio quality;
average portfolio maturity; type and value of portfolio securities; changes in interest rates; changes or differences in the Fund's or any class of Shares'
expenses; and various other factors.

Share performance fluctuates on a daily basis largely because net earnings and/or the value of portfolio holdings fluctuate daily. Both net earnings and offering price per Share are factors in the computation of yield and total return.

AVERAGE ANNUAL TOTAL RETURNS AND YIELD

Total returns are given for the one-year, five-year and ten-year ended October
31, 2007.

Yield is given for the 30-day period ended October 31, 2007.

                                                      30-DAY PERIOD     1 YEAR     5 YEARS     10 YEARS

Total Return
  Before Taxes                                        N/A               16.59%     17.21%      11.68%
  After Taxes on Distributions                        N/A               15.19%     16.41%      9.92%
  After Taxes on Distributions and Sale of Shares
                                                      N/A               11.57%     14.91%      9.37%
Yield                                                 1.02%             N/A        N/A         N/A


TOTAL RETURN
Total return represents the change (expressed as a percentage) in the value of
Shares over a specific period of time, and includes the investment of income and capital gains distributions.

The average annual total return for Shares is the average compounded rate of return for a given period that would equate a $10,000 initial investment to the ending redeemable value of that investment. The ending redeemable value is computed by multiplying the number of Shares owned at the end of the period by the NAV per Share at the end of the period. The number of Shares owned at the end of the period is based on the number of Shares purchased at the beginning of the period with $10,000, less any applicable sales charge, adjusted over the period by any additional Shares, assuming the annual reinvestment of all dividends and distributions.  Total returns after taxes are calculated in a similar manner, but reflect additional standard assumptions required by the SEC.

YIELD
The yield of Shares is calculated by dividing: (i) the net investment income per
Share earned by the Shares over a 30-day period; by (ii) the maximum offering price per Share on the last day of the period. This number is then annualized using semi-annual compounding. This means that the amount of income generated during the 30-day period is assumed to be generated each month over a 12-month period and is reinvested every six months. The yield does not necessarily reflect income actually earned by Shares because of certain adjustments required by the SEC and, therefore, may not correlate to the dividends or other distributions paid to shareholders.

To the extent financial intermediaries charge fees in connection with services provided in conjunction with an investment in Shares, the Share performance is lower for shareholders paying those fees.

WHO IS FEDERATED INVESTORS, INC.?


Federated and  its  subsidiaries are dedicated to providing you with world-class investment management.  With offices in Pittsburgh, New York City and Frankfurt,
Federated is a firm with  independent  research,  product  breadth  and industry standing.

Federated seeks to achieve superior and sustainable investment performance for a broad  array of global clients through a disciplined investment process  and  an information advantage created by proprietary fundamental research.  Federated is distinctive in our disciplined process that integrates proprietary research with trading and portfolio management.

FEDERATED FUNDS OVERVIEW

EQUITIES
As  of  December   31,   2006,   Federated  managed  48  equity  funds  totaling
approximately  $28.7 billion in assets  across  growth,  value,  equity  income, international, index and sector allocation styles.

TAXABLE FIXED-INCOME
As of December 31,  2006,  Federated  managed  35  taxable bond funds including:
high-yield, multi-sector, mortgage-backed, U.S. government,  U.S.  corporate and international, with assets approximating $15.2 billion.

TAX FREE FIXED-INCOME
As  of  December  31,  2006,  Federated  managed  14  municipal  bond funds with approximately  $2.9 billion in assets and 22 municipal money market  funds  with approximately $27.6 billion in total assets.

MONEY MARKET FUNDS
As of December 31,  2006,  Federated  managed $155.2 billion in assets across 51 money market funds, including 17 government,  11 prime, 22 municipal and 1 euro-
denominated  with  assets  approximating  $63.5 billion,  $64.0  billion,  $27.6 billion and $82.9 million.

The  Chief  Investment  Officers  responsible  for   oversight  of  the  various
investment  sectors  within  Federated  are: Stephen F. Auth,  CFA,  for  Global
Equity; Robert J. Ostrowski, CFA, for Taxable Fixed-Income; Mary Jo Ochson, CFA,
for Tax Free Fixed-Income; and Deborah A.  Cunningham,  CFA,  for  Money  Market
Funds.


FINANCIAL INFORMATION

The Financial Statements for the Fund for the fiscal year ended October 31, 2007 are incorporated herein by reference to the Annual Report to Shareholders of
Federated Mid-Cap Index Fund dated October 31, 2007.

STANDARD & POOR'S

"Standard &  Poor's,"  "S&P,"  "S&P MidCap 400 Index," and "Standard
and Poor's MidCap 400 Index" are trademarks of The McGraw-Hill  Companies,  Inc.
and have been  licensed for use by Federated  Securities  Corp.  The Fund is not
sponsored,  endorsed,  sold or promoted by, or affiliated  with,  Standard &
Poor's ("S&P").

S&P makes no representation or warranty,  express or implied,  to the owners of the Fund or any member of the public  regarding the advisability of investing in  securities  generally  or in the Fund  particularly  or the  ability  of the
S&P 400 Index to track  general  stock market  performance.  S&P's  only relationship to Federated  Securities Corp. (the "Licensee") is the licensing of certain trademarks and trade names of S&P and of the S&P 400 Index which is determined, composed and calculated by S&P without regard to the Licensee or the Fund.  S&P has no obligation to take the needs of the Licensee or the owners of the Fund into  consideration in determining,  composing or calculating the S&P 400 Index.  S&P is not responsible for and has not  participated in the  determination of, the timing of, prices at, or quantities of the Fund to be issued or in the  determination  or  calculation of the equation by which the
Fund is to be converted  into cash.  S&P has no  obligation  or liability in connection with the administration, marketing or trading of the Fund.

S&P does not guarantee the accuracy  and/or the  completeness of the S&P
400 Index or any data included  therein.  S&P makes no warranty,  express or implied,  as to results to be obtained by Licensee,  owners of the Fund,  or any other  person  or  entity  from  the use of the  S&P  400  Index or any data included  therein in connection  with the rights  licensed  hereunder or for any other  use.  S&P  makes no  express or  implied  warranties,  and  expressly disclaims all warranties of  merchantability or fitness for a particular purpose or use with  respect  to the  S&P  400 Index or any data  included  therein.
Without  limiting  any of the  foregoing,  in no event  shall  S&P  have any
liability  for  any  special,  punitive,   indirect,  or  consequential  damages
(including lost profits), even if notified of the possibility of such damages.

ADDRESSES

FEDERATED MID-CAP INDEX FUND

Federated Investors Funds

5800 Corporate Drive

Pittsburgh, PA 15237-7000

DISTRIBUTOR
Federated Securities Corp.

Federated Investors Tower

1001 Liberty Avenue

Pittsburgh, PA 15222-3779

INVESTMENT MANAGER
Federated Equity Management Company of Pennsylvania

Federated Investors Tower

1001 Liberty Avenue

Pittsburgh, PA 15222-3779

SUB ADVISER
BlackRock Investment Management, LLC
P.O. Box 9011
Princeton, NJ 08543-9011

CUSTODIAN, TRANSFER AGENT AND DIVIDEND DISBURSING AGENT
State Street Bank and Trust Company

P.O. Box 8600

Boston, MA 02266-8600

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
Ernst & Young LLP

200 Clarendon Street

Boston, MA 02116-5072

APPENDIX

The following is a list of persons other than the Manager and its affiliates that may receive nonpublic portfolio holdings information concerning the Fund:

CUSTODIAN
State Street Bank and Trust Company

SECURITIES LENDING AGENT
Citibank, N.A.

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
Ernst & Young LLP

LEGAL COUNSEL
Dickstein Shapiro LLP
Reed Smith LLP

SERVICE PROVIDERS
Bloomberg

Factset

Institutional Shareholder Services

Investor Responsibility Research Center

Wilshire Associates, Inc.

SECURITY PRICING SERVICES
Reuters
Standard & Poor's
FT Interactive Data
Bear Stearns

RATINGS AGENCIES
Standard & Poor's

PERFORMANCE REPORTING/PUBLICATIONS
Fidelity Strategic Advisors

Lipper

Morningstar

NASDAQ

Value Line

Wiesenberger/Thomson Financial

OTHER
Investment Company Institute
Astec Consulting Group, Inc.

FEDERATED MINI-CAP INDEX FUND

A PORTFOLIO OF FEDERATED INDEX TRUST

STATEMENT OF ADDITIONAL INFORMATION

DECEMBER 31, 2007

INSTITUTIONAL SHARES
CLASS C SHARES

This Statement of Additional Information (SAI) is not a prospectus. Read this
SAI in conjunction with the prospectuses for Institutional Shares and Class C
Shares for Federated Mini-Cap Index Fund (Fund), dated December 31, 2007.

This SAI incorporates by reference the Fund's Annual Report. Obtain the prospectuses or the Annual Report without charge by calling 1-800-341-7400.

                                         CONTENTS
                                         How is the Fund Organized?.............
                                         Securities in Which the Fund Invests...
                                         What Do Shares Cost?...................
                                         How is the Fund Sold?..................
                                         Exchanging Securities for Shares.......
                                         Subaccounting Services.................
                                         Redemption in Kind.....................
                                         Massachusetts Partnership Law..........
                                         Account and Share Information..........
                                         Tax Information........................
                                         Who Manages and Provides Services to
                                         the Fund?..............................
                                         How Does the Fund Measure Performance?.
                                         Who is Federated Investors, Inc.?......
                                         Financial Information..................
                                         Investment Ratings.....................
                                         Addresses..............................
                                         Appendix...............................

Federated Mini-Cap Index Fund
Federated Investors Funds
5800 Corporate Drive
Pittsburgh, PA 15237-7000
Contact us at FEDERATEDINVESTORS.COM
or call 1-800-341-7400.
Federated Securities Corp., Distributor

2062305B (12/07)

Federated is a registered mark
of Federated Investors, Inc.
2007 {copyright}Federated Investors, Inc.

                                -0-

HOW IS THE FUND ORGANIZED?


The Fund is a diversified portfolio of Federated Index Trust (Trust). The Trust is an open-end, management investment company that was established under the laws of the Commonwealth of Massachusetts on January 30, 1990. The Trust may
offer separate series of shares representing interests in separate portfolios of securities. The Fund changed its name from Federated Mini-Cap Fund to Federated
Mini-Cap Index Fund on July 16, 2001


 The Board of Trustees (Board) has established two classes of shares of the
Fund, known as Institutional Shares and Class C Shares (Shares). This SAI
relates to both classes of Shares. The Fund's investment manager is Federated
Equity Management Company of Pennsylvania (Manager).

SECURITIES IN WHICH THE FUND INVESTS

In pursuing its investment strategy, the Fund may invest in the following securities for any purpose that is consistent with its investment objective:

SECURITIES DESCRIPTIONS AND TECHNIQUES

EQUITY SECURITIES
Equity securities represent a share of an issuer's earnings and assets, after the issuer pays its liabilities. The Fund cannot predict the income it will receive from equity securities because issuers generally have discretion as to the payment of any dividends or distributions. However, equity securities offer greater potential for appreciation than many other types of securities, because their value increases directly with the value of the issuer's business. The following describes the types of equity securities in which the Fund may invest.


COMMON STOCKS
Common stocks are the most prevalent type of equity security. Common stocks receive the issuer's earnings after the issuer

pays its creditors and any preferred stockholders. As a result, changes in an issuer's earnings directly influence the value of its common stock.


PREFERRED STOCKS
Preferred stocks have the right to receive specified dividends or distributions before the issuer makes payments on its common stock. Some preferred stocks also participate in dividends and distributions paid on common stock. Preferred stocks may also permit the issuer to redeem the stock. The Fund may treat such redeemable preferred stock as a fixed-income security.

INTERESTS IN OTHER LIMITED LIABILITY COMPANIES
Entities such as limited partnerships, limited liability companies, business trusts and companies organized outside the United States may issue securities comparable to common or preferred stock.

REAL ESTATE INVESTMENT TRUSTS (REITS)
REITs are real estate investment trusts that lease, operate and finance commercial real estate. REITs are exempt from federal corporate income tax if they limit their operations and distribute most of their income. Such tax requirements limit a REIT's ability to respond to changes in the commercial real estate market.

WARRANTS
Warrants give the Fund the option to buy the issuer's equity securities at a specified price (the exercise price) at a specified future date (the expiration date). The Fund may buy the designated securities by paying the exercise price before the expiration date. Warrants may become worthless if the price of the stock does not rise above the exercise price by the expiration date. This increases the market risks of warrants as compared to the underlying security.
Rights are the same as warrants, except companies typically issue rights to existing stockholders.

FIXED INCOME SECURITIES
Fixed-income securities pay interest, dividends or distributions at a specified rate. The rate may be a fixed percentage of the principal or adjusted periodically. In addition, the issuer of a fixed-income security must repay the principal amount of the security, normally within a specified time. Fixed-income securities provide more regular income than equity securities. However, the returns on fixed-income securities are limited and normally do not increase with the issuer's earnings. This limits the potential appreciation of fixed-income securities as compared to equity securities. A security's yield measures the annual income earned on a security as a percentage of its price. A security's yield will increase or decrease depending upon whether it costs less (a discount) or more (a premium) than the principal amount. If the issuer may redeem the security before its scheduled maturity, the price and yield on a discount or premium security may change based upon the probability of an early redemption. Securities with higher risks generally have higher yields.

The following describes the types of fixed-income securities in which the Fund may invest.

TREASURY SECURITIES
Treasury securities are direct obligations of the federal government of the
United States. Treasury securities are generally regarded as having the lowest credit risks.

AGENCY SECURITIES
Agency securities are issued or guaranteed by a federal agency or other government sponsored entity (GSE) acting under federal authority. Some GSE securities are supported by the full faith and credit of the United States.
These include the Government National Mortgage Association, Small Business
Administration, Farm Credit System Financial Assistance Corporation, Farmer's
Home Administration, Federal Financing Bank, General Services Administration,
Department of Housing and Urban Development, Export-Import Bank, Overseas
Private Investment Corporation, and Washington Metropolitan Area Transit
Authority Bonds.

Other GSE securities receive support through federal subsidies, loans or other benefits. For example, the U.S. Treasury is authorized to purchase specified amounts of securities issued by (or otherwise make funds available to) the
Federal Home Loan Bank System, Federal Home Loan Mortgage Corporation, Federal
National Mortgage Association, and Tennessee Valley Authority in support of such obligations.

A few GSE securities have no explicit financial support, but are regarded as having implied support because the federal government sponsors their activities.
These include the Farm Credit System, Financing Corporation, and Resolution
Funding Corporation.

Investors regard agency securities as having low credit risks, but not as low as
Treasury securities.

A Fund treats mortgage-backed securities guaranteed by a GSE as if issued or guaranteed by a federal agency.

Although such a guarantee protects against credit risks, it does not reduce market and prepayment risks.

DERIVATIVE CONTRACTS

Derivative contracts are financial instruments that require payments based upon changes in the values of designated securities, commodities, currencies, indices, or other assets or instruments including other derivative contracts,
(each a "Reference Instrument" and collectively, "Reference Instruments").  Each party to a derivative contract is referred to as a counterparty.  Some derivative contracts require payments relating to an actual, future trade involving the Reference Instrument.  These types of derivatives are frequently referred to as "physically settled" derivatives.  Other derivative contracts require payments relating to the income or returns from, or changes in the market value of, a Reference Instrument.  These types of derivatives are known as "cash settled" derivatives, since they require cash payments in lieu of delivery of the Reference Instrument.

Many derivative contracts are traded on securities or commodities exchanges.  In this case, the exchange sets all the terms of the contract except for the price.
Investors make payments due under their contracts through the exchange.  Most exchanges require investors to maintain margin accounts through their brokers to cover their potential obligations to the exchange.  Parties to the contract make
(or collect) daily payments to the margin accounts to reflect losses (or gains)
in the value of their contracts.  This protects investors against potential defaults by the counterparty.  Trading contracts on an exchange also allows investors to close out their contracts by entering into offsetting contracts.

For example, the Fund could close out an open contract to buy an asset at a future date by entering into an offsetting contract to sell the same asset on the same date.  If the offsetting sale price is more than the original purchase price, the Fund realizes a gain; if it is less, the Fund realizes a loss.
Exchanges may limit the amount of open contracts permitted at any one time.
Such limits may prevent the Fund from closing out a position.  If this happens, the Fund will be required to keep the contract open (even if it is losing money on the contract), and to make any payments required under the contract (even if it has to sell portfolio securities at unfavorable prices to do so).  Inability to close out a contract could also harm the Fund by preventing it from disposing of or trading any assets it has been using to secure its obligations under the contract.

The Fund may also trade derivative contracts over-the-counter (OTC) in transactions negotiated directly between the Fund and the counterparty. OTC contracts do not necessarily have standard terms, so they may be less liquid and more difficult to value than exchange-traded contracts. In addition, OTC contracts with more specialized terms may be more difficult to value than exchange traded contracts, especially in times of financial stress.

Depending on how the Fund uses derivative contracts and the relationships between the market value of a derivative contract and the Reference Instrument, derivative contracts may increase or decrease the Fund's exposure to the risks of the Reference Instrument, and may also expose the fund to liquidity and leverage risks.  OTC contracts also expose the Fund to credit risks in the event that a counterparty defaults on the contract.

The Fund may invest in a derivative contract if it is permitted to own, invest in, or otherwise have economic exposure to the Reference Instrument. The Fund is not required to own a Reference Instrument in order to buy or sell a derivative contract relating to that Reference Instrument. The Fund may trade in the following types of derivative contracts, including combinations thereof:

FUTURES CONTRACTS
Futures contracts provide for the future sale by one party and purchase by another party of a specified amount of a Reference Instrument at a specified price, date and time.  Entering into a contract to buy a Reference Instrument is commonly referred to as buying a contract or holding a long position in the asset.  Entering into a contract to sell a Reference Instrument is commonly referred to as selling a contract or holding a short position in the Reference
Instrument.  Futures contracts are considered to be commodity contracts. The
Fund has claimed an exclusion from the definition of the term "commodity pool operator" under the Commodity Exchange Act and, therefore, is not subject to registration or regulation as a commodity pool operator under that Act.  Futures contracts traded OTC are frequently referred to as forward contracts.  The Fund can buy or sell financial futures (such as interest rate futures, index futures, and security futures), as well as currency futures and currency forward contracts.

INTEREST RATE FUTURES
An interest-rate futures contract is an exchange-traded contract for which the
Reference Instrument is an interest-bearing fixed income security or an inter-
bank deposit. Two examples of common interest rate futures contracts are U.S.
Treasury futures contracts and Eurodollar futures contracts. The Reference
Instrument for a U.S. Treasury futures contract is a U.S. Treasury security. The
Reference Instrument for a Eurodollar futures contract is the London Interbank
Offered Rate (commonly referred to as "LIBOR"); Eurodollar futures contracts enable the purchaser to obtain a fixed rate for the lending of funds over a stated period of time and the seller to obtain a fixed rate for a borrowing of funds over that same period.

INDEX FUTURES
An index futures contract is an exchange-traded contract to make or receive a payment based upon changes in the value of an index. An index is a statistical composite that measures changes in the value of designated Reference
Instruments. An index is usually computed by a sum product of a list of the designated Reference Instruments' current prices and a list of weights assigned to these Reference Instruments.

SECURITY FUTURES
A security futures contract is an exchange-traded contract to purchase or sell in the future a specific quantity of a security (other than a Treasury security)
or a narrow-based securities index at a certain price. Presently, the only available security futures contracts use shares of a single equity security as the Reference Instrument. However, it is possible that in the future security futures contracts will be developed that use a single fixed-income security as the Reference Instrument.

CURRENCY FUTURES AND CURRENCY FORWARD CONTRACTS
A currency futures contract is an exchange-traded contract to buy or sell a particular currency at a specific price at some time in the future (commonly three months or more). A currency forward contract is an OTC derivative that represents an obligation to purchase or sell a specific currency at a future date, at a price set at the time of the contract and for a period agreed upon by the parties which may be either a window of time or a fixed number of days from the date of the contract. Currency futures and forward contracts are highly volatile, with a relatively small price movement potentially resulting in substantial gains or losses to the Fund. Additionally, the Fund may lose money on currency futures and forward contracts if changes in currency rates do not occur as anticipated or if the Fund's counterparty to the contract were to default.

OPTION CONTRACTS
Option contracts (also called "options") are rights to buy or sell a Reference
Instrument for a specified price (the exercise price) during, or at the end of, a specified period. The seller (or writer) of the option receives a payment, or premium, from the buyer, which the writer keeps regardless of whether the buyer uses (or exercises) the option. Options can trade on exchanges or in the OTC market and may be bought or sold on a wide variety of Reference Instruments.
Options that are written on futures contracts will be subject to margin requirements similar to those applied to futures contracts.

The Fund may buy and/or sell the following types of options:

CALL OPTIONS
A call option gives the holder (buyer) the right to buy the Reference Instrument from the seller (writer) of the option. The Fund may use call options in the following ways:

   {circle}Buy call options on a Reference Instrument in anticipation of an increase in the value of the Reference Instrument; and

   {circle}Write call options on a Reference Instrument to generate income from premiums, and in anticipation of a decrease or only limited increase in the value of the Reference Instrument.  If the Fund writes a call option on a Reference Instrument that it owns and that call option is exercised, the Fund foregoes any possible profit from an increase in the market price of the Reference Instrument over the exercise price plus the premium received.

PUT OPTIONS
A put option gives the holder the right to sell the Reference Instrument to the writer of the option. The Fund may use put options in the following ways:

   {circle}Buy put options on a Reference Instrument in anticipation of a decrease in the value of the Reference Instrument; and

   {circle}Write put options on a Reference Instrument to generate income from premiums, and in anticipation of an increase or only limited decrease in the value of the Reference Instrument. In writing puts, there is a risk that the Fund may be required to take delivery of the Reference Instrument when its current market price is lower than the exercise price.

The Fund may also buy or write options, as needed, to close out existing option positions.

Finally, the Fund may enter into combinations of options contracts in an attempt to benefit from changes in the prices of those options contracts (without regard to changes in the value of the Reference Instrument).

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SWAP CONTRACTS

A swap contract (also known as a "swap") is a type of derivative contract in which two parties agree to pay each other (swap) the returns derived from
Reference Instruments.  Most swaps do not involve the delivery of the underlying assets by either party, and the parties might not own the Reference Instruments.
The payments are usually made on a net basis so that, on any given day, the Fund would receive (or pay) only the amount by which its payment under the contract is less than (or exceeds) the amount of the other party's payment. Swap agreements are sophisticated instruments that can take many different forms and are known by a variety of names.  Common swap agreements that the Fund may use include:

INTEREST RATE SWAPS

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Interest rate swaps are contracts in which one party agrees to make regular payments equal to a fixed or floating interest rate times a stated principal amount (commonly referred to as a "notional principal amount") in return for payments equal to a different fixed or floating rate times the same principal amount, for a specific period. For example, a $10 million London Interbank
Offered Rate (commonly referred to as "LIBOR") swap would require one party to pay the equivalent of the London Interbank Offered Rate of interest (which fluctuates) on $10 million principal amount in exchange for the right to receive the equivalent of a stated fixed rate of interest on $10 million principal amount.

CAPS AND FLOORS

Caps and Floors are contracts in which one party agrees to make payments only if an interest rate or index goes above (Cap) or below (Floor) a certain level in return for a fee from the other party.

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TOTAL RETURN SWAPS

A total return swap is an agreement between two parties whereby one party agrees to make payments of the total return from a Reference Instrument (or a basket of such instruments) during the specified period, in return for payments equal to a fixed or floating rate of interest or the total return from another Reference
Instrument.  Alternately, a total return swap can be structured so that one party will make payments to the other party if the value of a Reference
Instrument increases, but receive payments from the other party if the value of that instrument decreases.

CREDIT DEFAULT SWAPS
A credit default swap (CDS) is an agreement between two parties whereby one party (the "Protection Buyer") agrees to make payments over the term of the CDS to the other party (the "Protection Seller"), provided that no designated event of default, restructuring or other credit related event (each a "Credit Event")
occurs with respect to Reference Instrument that is usually a particular bond or the unsecured credit of an issuer, in general (the "Reference Obligation"). Many
CDS are physically settled, which means that if a Credit Event occurs, the
Protection Seller must pay the Protection Buyer the full notional value, or "par value," of the Reference Obligation in exchange for delivery by the Protection
Buyer of the Reference Obligation or another similar obligation issued by the issuer of the Reference Obligation (the "Deliverable Obligation").  The
Counterparties agree to the characteristics of the Deliverable Obligation at the time that they enter into the CDS. Alternately, a CDS can be "cash settled,"
which means that upon the occurrence of a Credit Event, the Protection Buyer will receive a payment from the Protection Seller equal to the difference between the par amount of the Reference Obligation and its market value at the time of the Credit Event.  The Fund may be either the Protection Buyer or the
Protection Seller in a CDS.  If the Fund is a Protection Buyer and no Credit
Event occurs, the Fund will lose its entire investment in the CDS (i.e., an amount equal to the payments made to the Protection Seller over the term of the
CDS). However, if a Credit Event occurs, the Fund (as Protection Buyer) will deliver the Deliverable Obligation and receive a payment equal to the full notional value of the Reference Obligation, even though the Reference Obligation may have little or no value. If the Fund is the Protection Seller and no Credit
Event occurs, the Fund will receive a fixed rate of income throughout the term of the CDS. However, if a Credit Event occurs, the Fund (as Protection Seller)
will pay the Protection Buyer the full notional value of the Reference
Obligation and receive the Deliverable Obligation from the Protection Buyer.  A
CDS may involve greater risks than if the Fund invested directly in the
Reference Obligation. For example, a CDS may increase credit risk since the Fund has exposure to both the issuer of the Reference Obligation and the Counterparty to the CDS.

CURRENCY SWAPS

Currency swaps are contracts which provide for interest payments in different currencies. The parties might agree to exchange the notional principal amounts of the currencies as well (commonly called a "foreign exchange swap").

HYBRID INSTRUMENTS
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Hybrid instruments combine elements of two different kinds of securities or financial instruments (such as a derivative contract). Frequently, the value of a hybrid instrument is determined by reference to changes in the value of a
Reference Instrument (that is a designated security, commodity, currency, index, or other asset or instrument including a derivative contract).  Hybrid instruments can take on many forms including, but not limited to, the following forms. First, a common form of a hybrid instrument combines elements of a derivative contract with those of another security (typically a fixed-income security). In this case all or a portion of the interest or principal payable on a hybrid security is determined by reference to changes in the price of a
Reference Instrument.  Second, a hybrid instrument may also combine elements of a fixed-income security and an equity security. Third, hybrid instruments may include convertible securities with conversion terms related to a Reference
Instrument.

Depending on the type and terms of the hybrid instrument, its risks may reflect a combination of the risks of investing in the Reference Instrument with the risks of investing in other securities, currencies and derivative contracts.
Thus, an investment in a hybrid instrument may entail significant risks in addition to those associated with traditional securities or the Reference
Instrument.  Hybrid instruments are also potentially more volatile than traditional securities or the Reference Instrument.  Moreover, depending on the structure of the particular hybrid, it may expose the Fund to leverage risks or carry liquidity risks.

CREDIT LINKED NOTE
A credit linked note (CLN) is a type of hybrid instrument in which a special purpose entity issues a structured note (the "Note Issuer") with respect to which the Reference Instrument is a single bond, a portfolio of bonds, or the unsecured credit of an issuer, in general (each a "Reference Credit").  The purchaser of the CLN (the "Note Purchaser") invests a par amount and receives a payment during the term of the CLN that equals a fixed or floating rate of interest equivalent to a high rated funded asset (such as a bank certificate of deposit) plus an additional premium that relates to taking on the credit risk of the Reference Credit. Upon maturity of the CLN, the Note Purchaser will receive a payment equal to (i) the original par amount paid to the Note Issuer, if there is no occurrence of a designated event of default, restructuring or other credit event (each, a "Credit Event") with respect to the issuer of the Reference
Credit or (ii) the market value of the Reference Credit, if a Credit Event has occurred.  Depending upon the terms of the CLN, it is also possible that the
Note Purchaser may be required to take physical delivery of the Reference Credit in the event of Credit Event. Most credit linked notes use a corporate bond (or a portfolio of corporate bonds) as the Reference Credit. However, almost any type of fixed-income security (including foreign government securities), index, or derivative contract (such as a credit default swap) can be used as the
Reference Credit.

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EQUITY LINKED NOTE
An equity linked note (ELN) is a type of hybrid instrument that provides the noteholder with exposure to a single equity security, a basket of equity securities, or an equity index (the "Reference Equity Instrument").  Typically, an ELN pays interest at agreed rates over a specified time period and, at maturity, either converts into shares of a Reference Equity Instrument or returns a payment to the noteholder based on the change in value of a Reference
Equity Instrument.

FOREIGN SECURITIES
Foreign securities are securities of issuers based outside the United States.
The Fund considers an issuer to be based outside the United States if:

   {circle}it is organized under the laws of, or has a principal office located in, another country;

   {circle}the principal trading market for its securities is in another country; or

   {circle}it (or its subsidiaries) derived in its most current fiscal year at least 50% of its total assets, capitalization, gross revenue or profit from goods produced, services performed, or sales made in another country.

Foreign securities are primarily denominated in foreign currencies. Along with the risks normally associated with domestic securities of the same type, foreign securities are subject to currency risks and risks of foreign investing.

ADRS AND DOMESTICALLY TRADED SECURITIES OF FOREIGN ISSUERS
American Depositary Receipts, which are traded in United States markets, represent interests in underlying securities issued by a foreign company and not traded in the United States. ADRs provide a way to buy shares of foreign based companies in the United States rather than in overseas markets. ADRs are also traded in U.S. dollars, eliminating the need for foreign exchange transactions.
The Fund may also invest in securities issued directly by foreign companies and traded in U.S. Dollars in United States markets.

FOREIGN EXCHANGE CONTRACTS
In order to convert U.S. dollars into the currency needed to buy a foreign security, or to convert foreign currency received from the sale of a foreign security into U.S. dollars, the Fund may enter into spot currency trades. In a spot trade, the Fund agrees to exchange one currency for another at the current exchange rate. The Fund may also enter into derivative contracts in which a foreign currency is an underlying asset. The exchange rate for currency derivative contracts may be higher or lower than the spot exchange rate. Use of these derivative contracts may increase or decrease the Fund's exposure to currency risks.

SPECIAL TRANSACTIONS

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INVESTING IN EXCHANGE TRADED FUNDS
The Funds may invest in ETFs as an efficient means of carrying out its investment strategies. As with traditional mutual funds, ETFs charge asset-based fees, although these fees tend to be relatively low. ETFs are traded on stock exchanges or on the over-the-counter market. ETFs do not charge initial sales charges or redemption fees and investors pay only customary brokerage fees to buy and sell ETF shares.

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REPURCHASE AGREEMENTS
Repurchase agreements are transactions in which the Fund buys a security from a dealer or bank and agrees to sell the security back at a mutually agreed upon time and price. The repurchase price exceeds the sale price, reflecting the
Fund's return on the transaction. This return is unrelated to the interest rate on the underlying security. The Fund will enter into repurchase agreements only with banks and other recognized financial institutions, such as securities dealers, deemed creditworthy by

the Manager.

The Fund's custodian or subcustodian will take possession of the securities subject to repurchase agreements. The Manager or subcustodian will monitor the value of the underlying security each day to ensure that the value of the security always equals or exceeds the repurchase price.

Repurchase agreements are subject to credit risks.

REVERSE REPURCHASE AGREEMENTS
Reverse repurchase agreements are repurchase agreements in which the Fund is the seller (rather than the buyer) of the securities, and agrees to repurchase them at an agreed upon time and price. A reverse repurchase agreement may be viewed as a type of borrowing by the Fund. Reverse repurchase agreements are subject to credit risks. In addition, reverse repurchase agreements create leverage risks because the Fund must repurchase the underlying security at a higher price, regardless of the market value of the security at the time of repurchase.

DELAYED DELIVERY TRANSACTIONS
Delayed delivery transactions, including when issued transactions, are arrangements in which the Fund buys securities for a set price, with payment and delivery of the securities scheduled for a future time. During the period between purchase and settlement, no payment is made by the Fund to the issuer and no interest accrues to the Fund. The Fund records the transaction when it agrees to buy the securities and reflects their value in determining the price of its shares. Settlement dates may be a month or more after entering into these transactions so that the market values of the securities bought may vary from the purchase prices. Therefore, delayed delivery transactions create interest rate risks for the Fund. Delayed delivery transactions also involve credit risks in the event of a counterparty default.

SECURITIES LENDING
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The Fund may lend portfolio securities to borrowers that the Manager deems creditworthy.  In return, the Fund receives cash or liquid securities from the borrower as collateral.  The borrower must furnish additional collateral if the market value of the loaned securities increases.  Also, the borrower must pay the Fund the equivalent of any dividends or interest received on the loaned securities.

The Fund will reinvest cash collateral in securities that qualify as an acceptable investment for the Fund.  However, the Fund must pay interest to the borrower for the use of cash collateral.

Loans are subject to termination at the option of the Fund or the borrower.  The
Fund will not have the right to vote on securities while they are on loan.
However, the Fund will attempt to terminate a loan in an effort to reacquire the securities in time to vote on matters that are deemed to be material by the
Manager. There can be no assurance that the Fund will have sufficient notice of such matters to be able to terminate the loan in time to vote thereon.  The Fund may pay administrative and custodial fees in connection with a loan and may pay a negotiated portion of the interest earned on the cash collateral to a securities lending agent or broker.

Securities lending activities are subject to interest rate risks and credit risks.

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INVESTING IN SECURITIES OF OTHER INVESTMENT COMPANIES
The Fund may invest its assets in securities of other investment companies, including securities of affiliated money market funds, as an efficient means of carrying out its investment policies and managing its uninvested cash. These other investment companies are managed independently of the Fund and incur additional expenses. Therefore, any such investment by the Fund may be subject to duplicate expenses. However, the Manager believes that the benefits and efficiencies of this approach should outweigh the additional expenses.

ASSET SEGREGATION
In accordance with SEC and SEC staff positions regarding the interpretation of the 1940 Act, with respect to derivatives that create a future payment obligation of the Fund, the Fund must "set aside" (referred to sometimes as
"asset segregation") liquid assets, or engage in other SEC- or staff-approved measures, while the derivative contracts are open. For example, with respect to forwards and futures contracts that are not contractually required to "cash-
settle," the Fund must cover its open positions by setting aside cash or readily marketable securities equal to the contracts' full, notional value. With respect to forwards and futures that are contractually required to "cash-settle,"
however, the Fund is permitted to set aside cash or readily marketable securities in an amount equal to the Fund's daily marked-to-market (net)
obligations, if any (i.e., the Fund's daily net liability, if any), rather than the notional value.

The Fund will employ another approach to segregating assets to cover options that it sells. If the Fund sells a call option, the Fund will set aside either the Reference Instrument subject to the option, cash or readily marketable securities with a value that equals or exceeds the current market value of the
Reference Instrument. In no event, will the value of the cash or readily marketable securities set aside by the Fund be less than the exercise price of the call option. If the Fund sells a put option, the Fund will set aside cash or readily marketable securities with a value that equals or exceeds the exercise price of the put option.

The Fund's asset segregation approach for swap agreements varies among different types of swaps. For example, if the Fund enters into a credit default swap as the Protection Buyer, then it will set aside cash or readily marketable securities necessary to meet any accrued payment obligations under the swap. By comparison, if the Fund enters into a credit default swap as the Protection
Seller, then the Fund will set aside cash or readily marketable securities equal to the full notional amount of the swap that must be paid upon the occurrence of a Credit Event. For some other types of swaps, such as interest rate swaps, the
Fund will calculate the obligations of the counterparties to the swap on a net basis. Consequently, the Fund's current obligation (or rights) under this type of swap will equal only the net amount to be paid or received under based on the relative values of the positions held by each counterparty to the swap (the "net amount"). The net amount currently owed by or to the Fund will be accrued daily and the Fund will set aside cash or readily marketable securities equal to any accrued but unpaid net amount owed by the Fund under the swap.

The Fund may reduce the liquid assets segregated to cover obligations under a derivative contract by entering into an offsetting derivative contract. For example, if the Fund sells a put option for the same Reference Instrument as a call option the Fund has sold, and the exercise price of the call option is the same as or higher than the exercise price of the put option, then the Fund may net its obligations under the options and set aside cash or readily marketable securities (including any margin deposited for the options) with a value equal to the greater of (a) the current market value of the Reference Instrument deliverable under the call option or (b) the exercise price of the put option.

By setting aside cash or readily marketable securities equal to only its net obligations under swaps and certain cash-settled derivative contracts, the Fund will have the ability to employ leverage to a greater extent than if the Fund were required to segregate cash or readily marketable securities equal to the full notional value of such contracts. The use of leverage involves certain risks. See "Risk Factors." Unless the Fund has other cash or readily marketable securities to set aside, it cannot trade assets set aside in connection with derivative contracts or special transactions without entering into an offsetting derivative contract or terminating a special transaction. This may cause the
Fund to miss favorable trading opportunities or to realize losses on derivative contracts or special transactions. The Fund reserves the right to modify its asset segregation policies in the future to comply with any changes in the positions articulated from time to time by the SEC and its staff.

Generally, special transactions do not cash-settle on a net basis. Consequently, with respect to special transactions, the Fund will set aside cash or readily marketable securities with a value that equals or exceeds the Fund's obligations.

HEDGING
Hedging transactions are intended to reduce specific risks. For example, to protect the Fund against circumstances that would normally cause the Fund's portfolio securities to decline in value, the Fund may buy or sell a derivative contract that would normally increase in value under the same circumstances. The
Fund may also attempt to hedge by using combinations of different derivative contracts, or derivative contracts and securities. The Fund's ability to hedge may be limited by the costs of the derivative contracts. The Fund may attempt to lower the cost of hedging by entering into transactions that provide only limited protection, including transactions that (1) hedge only a portion of its portfolio, (2) use derivative contracts that cover a narrow range of circumstances or (3) involve the sale of derivative contracts with different terms. Consequently, hedging transactions will not eliminate risk even if they work as intended. In addition, hedging strategies are not always successful, and could result in increased expenses and losses to the Fund.

INTER-FUND BORROWING AND LENDING ARRANGEMENTS
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The Securities and Exchange Commission (SEC) has granted an exemption that permits the Fund and all other funds advised by subsidiaries of Federated
Investors, Inc. (Federated funds) to lend and borrow money for certain temporary purposes directly to and from other Federated funds. Participation in this inter-fund lending program is voluntary for both borrowing and lending funds, and an inter-fund loan is only made if it benefits each participating Federated fund. Federated Investors, Inc. (Federated) administers the program according to procedures approved by the Fund's Board, and the Board monitors the operation of the program. Any inter-fund loan must comply with certain conditions set out in the exemption, which are designed to assure fairness and protect all participating Federated funds.

For example, inter-fund lending is permitted only: (a) to meet shareholder redemption requests; (b) to meet commitments arising from "failed" trades; and
(c) for other temporary purposes. All inter-fund loans must be repaid in seven days or less. The Fund's participation in this program must be consistent with its investment policies and limitations, and must meet certain percentage tests.
Inter-fund loans may be made only when the rate of interest to be charged is more attractive to the lending Federated fund than market-competitive rates on overnight repurchase agreements (Repo Rate) and more attractive to the borrowing
Federated fund than the rate of interest that would be charged by an unaffiliated bank for short-term borrowings (Bank Loan Rate), as determined by the Board. The interest rate imposed on inter-fund loans is the average of the
Repo Rate and the Bank Loan Rate.

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INVESTMENT RISKS
There are many factors which may affect an investment in the Fund. The Fund's principal risks are described in its prospectus. Additional risk factors are outlined below.

INTEREST RATE RISKS
Prices of fixed-income securities rise and fall in response to changes in the interest rate paid by similar securities. Generally, when interest rates rise, prices of fixed-income securities fall. However, market factors, such as the demand for particular fixed-income securities, may cause the price of certain fixed-income securities to fall while the prices of other securities rise or remain unchanged.

Interest rate changes have a greater effect on the price of fixed-income securities with longer durations. Duration measures the price sensitivity of a fixed-income security to changes in interest rates.

CALL RISKS
Call risk is the possibility that an issuer may redeem a fixed-income security before maturity (a call) at a price below its current market price. An increase in the likelihood of a call may reduce the security's price.

If a fixed-income security is called, the Fund may have to reinvest the proceeds in other fixed-income securities with lower interest rates, higher credit risks, or other less favorable characteristics.

RISKS OF INVESTING IN ADRS AND DOMESTICALLY TRADED SECURITIES OF FOREIGN
ISSUERS.
Because the Fund may invest in ADRs and other domestically traded securities of foreign companies, The Fund's Share price may be more affected by foreign economic and political conditions, taxation policies and accounting and auditing standards than would otherwise be the case. Foreign companies may not provide information as frequently or to as great an extent as companies in the United
States. Foreign companies may also receive less coverage than U.S. companies by market analysts and the financial press. In addition, foreign companies may lack uniform accounting, auditing and financial reporting standards or regulatory requirements comparable to those applicable to U.S. companies. These factors may prevent the Fund and its Manager from obtaining information concerning foreign companies that is as frequent, extensive and reliable as the information concerning companies in the United States.

RISKS OF INVESTING IN DERIVATIVE CONTRACTS AND HYBRID INSTRUMENTS
The Fund's use of derivative contracts and hybrid instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments.  First, changes in the value of the derivative contracts and hybrid instruments in which the Fund invests may not be correlated with changes in the value of the underlying
Reference Instruments or, if they are correlated, may move in the opposite direction than originally anticipated. Second, while some strategies involving derivatives may reduce the risk of loss, they may also reduce potential gains or, in some cases, result in losses by offsetting favorable price movements in portfolio holdings.  Third, there is a risk that derivative contracts and hybrid instruments may be erroneously priced or improperly valued and, as a result, the
Fund may need to make increased cash payments to the counterparty.  Fourth, derivative contracts and hybrid instruments may cause the Fund to realize increased ordinary income or short-term capital gains (which are treated as ordinary income for Federal income tax purposes) and, as a result, may increase taxable distributions to shareholders. Fifth, a common provision in OTC derivative contracts permits the counterparty to terminate any such contract between it and the Fund, if the value of the Fund's total net assets declines below a specified level over a given time period. Factors that may contribute to such a decline (which usually must be substantial) include significant shareholder redemptions and/or a marked decrease in the market value of the
Fund's investments. Any such termination of the Fund's OTC derivative contracts may adversely affect the Fund (for example, by increasing losses and/or costs, and/or preventing the Fund from fully implementing its investment strategies).
Finally, derivative contracts and hybrid instruments may also involve other risks described herein or in the Fund's prospectus, such as stock market, credit, liquidity and leverage risks.

CURRENCY RISKS
Exchange rates for currencies fluctuate daily. The combination of currency risk and market risks tends to make securities traded in foreign markets more volatile than securities traded exclusively in the U.S.

The Manager attempts to manage currency risk by limiting the amount the Fund invests in securities denominated in a particular currency. However, diversification will not protect the Fund against a general increase in the value of the U.S. dollar relative to other currencies.

RISKS OF FOREIGN INVESTING
Foreign securities pose additional risks because foreign economic or political conditions may be less favorable than those of the United States. Securities in foreign markets may also be subject to taxation policies that reduce returns for
U.S. investors.

Foreign companies may not provide information (including financial statements)
as frequently or to as great an extent as companies in the United States.
Foreign companies may also receive less coverage than United States companies by market analysts and the financial press. In addition, foreign countries may lack uniform accounting, auditing and financial reporting standards or regulatory requirements comparable to those applicable to U.S. companies. These factors may prevent the Fund and its Manager from obtaining information concerning foreign companies that is as frequent, extensive and reliable as the information available concerning companies in the United States.

Foreign countries may have restrictions on foreign ownership of securities or may impose exchange controls, capital flow restrictions or repatriation restrictions which could adversely affect the liquidity of the Fund's investments.

LIQUIDITY RISKS
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Trading opportunities are more limited for equity securities that are not widely held. This may make  it more difficult to sell or buy a security at a favorable price or time. Consequently, the Fund may have to accept a lower price to sell a security, sell other securities to raise cash or give up an investment opportunity, any of which could have a negative effect on the Fund's performance. Infrequent trading of securities may also lead to an increase in their  price volatility.

Liquidity risk also refers to the possibility that the Fund may not be able to sell a security or close out a derivative contract when it wants to. If this happens, the Fund will be required to continue to hold the security or keep the position open, and the Fund could incur losses.

OTC derivative contracts generally carry greater liquidity risk than exchange-
traded contracts. This risk may be increased in times of financial stress, if the trading market for OTC derivative contracts becomes restricted.

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LEVERAGE RISKS
Leverage risk is created when an investment exposes the Fund to a level of risk that exceeds the amount invested. Changes in the value of such an investment magnify the Fund's risk of loss and potential for gain.

Investments can have these same results if their returns are based on a multiple of a specified index, security, or

other benchmark.

CREDIT RISKS
Credit risk includes the possibility that a party to a transaction involving the
Fund will fail to meet its obligations. This could cause the Fund to lose the benefit of the transaction or prevent the Fund from selling or buying other securities to implement its investment strategy.

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EXCHANGE-TRADED FUNDS RISKS
An investment in an ETF generally presents the same primary risks as an investment in a conventional fund (i.e., one that is not exchange traded). In addition, ETFs may be subject to the following risks that do not apply to conventional funds: (i) the market price of an ETF's shares may trade above or below their net asset value; (ii) an active trading market for an ETF's shares may not develop or be maintained; (iii) trading of an ETF's shares may be halted if the listing exchange's officials deem such action appropriate; and (iv) an
ETF may not fulfill its objective of tracking the performance of the index it seeks to track. As with traditional mutual funds, ETFs charge asset-based fees.
The Funds will indirectly pay a proportional share of the asset-based fees of the ETFs in which the Funds invest. The net asset value of a Fund will fluctuate with the changes in the value of the ETFs in which the Funds invest. The change in value of the ETFs are due to the change in price of the securities in which the ETFs' invest. Therefore, the Funds' net asset value will be indirectly effected by the change in value of the securities in which the ETF invests.


FUNDAMENTAL INVESTMENT OBJECTIVE
The Fund's fundamental investment objective is to provide investment results that correspond to the aggregate price and dividend performance of the approximately 2,000 publicly traded common stocks that are ranked in terms of capitalization below the top 1,000 stocks that comprise the large and mid-range capitalization sector of the United States equity market. The investment objective may not be changed by the Fund's Board without shareholder approval.

INVESTMENT LIMITATIONS

DIVERSIFICATION
With respect to securities comprising 75% of the value of its total assets, the
Fund will not purchase securities of any one issuer (other than cash; cash items; securities issued or guaranteed by the government of the United States or its agencies or instrumentalities and repurchase agreements collateralized by such U.S. government securities; and securities of other investment companies)
if, as a result, more than 5% of the value of its total assets would be invested in securities of that issuer, or the Fund would own more than 10% of the outstanding voting securities of that issuer.

BORROWING MONEY AND ISSUING SENIOR SECURITIES
The Fund may borrow money, directly or indirectly, and issue senior securities to the maximum extent permitted under the Investment Company Act of 1940 (1940
Act).

INVESTING IN REAL ESTATE
The Fund may not purchase or sell real estate, provided that this restriction does not prevent the Fund from investing in issuers which invest, deal, or otherwise engage in transactions in real estate or interests therein, or investing in securities that are secured by real estate or interests therein.
The Fund may exercise its rights under agreements relating to such securities, including the right to enforce security interests and to hold real estate acquired by reason of such enforcement until that real estate can be liquidated in an orderly manner.

INVESTING IN COMMODITIES
The Fund may not purchase or sell physical commodities, provided that the Fund may purchase securities of companies that deal in commodities.

UNDERWRITING
The Fund may not underwrite the securities of other issuers, except that the
Fund may engage in transactions involving the acquisition, disposition or resale of its portfolio securities, under circumstances where it may be considered to be an underwriter under the Securities Act of 1933.

LENDING
The Fund may not make loans, provided that this restriction does not prevent the
Fund from purchasing debt obligations, entering into repurchase agreements, lending its assets to broker/dealers or institutional investors and investing in loans, including assignments and participation interests.

CONCENTRATION
The Fund will not make investments that will result in the concentration of its investments in the securities of issuers primarily engaged in the same industry.
Government securities, municipal securities and bank instruments are not deemed to constitute

an industry.

THE ABOVE LIMITATIONS CANNOT BE CHANGED UNLESS AUTHORIZED BY THE BOARD AND BY
THE "VOTE OF A MAJORITY OF ITS OUTSTANDING VOTING SECURITIES," AS DEFINED BY THE
1940 ACT. THE FOLLOWING LIMITATIONS, HOWEVER, MAY BE CHANGED BY THE BOARD
WITHOUT SHAREHOLDER APPROVAL. SHAREHOLDERS WILL BE NOTIFIED BEFORE ANY MATERIAL
CHANGE IN THESE LIMITATIONS BECOMES EFFECTIVE.

PLEDGING ASSETS
The Fund will not mortgage, pledge or hypothecate any of its assets, provided that this shall not apply to the transfer of securities in connection with any permissible borrowing or to collateral arrangements in connection with permissible activities.

INVESTING IN RESTRICTED SECURITIES
The Fund may invest in restricted securities. Restricted securities are any securities in which the Fund may invest pursuant to its investment objective and policies but which are subject to restrictions on resale under federal securities law. Under criteria established by the Trustees certain restricted securities are determined to be liquid. To the extent that restricted securities are not determined to be liquid, the Fund will limit their purchase, together with other illiquid securities to 15% of its net assets.

INVESTING IN ILLIQUID SECURITIES
The Fund will not purchase securities for which there is no readily available market, or enter into repurchase agreements or purchase time deposits that the fund cannot dispose of within seven days, if immediately after and as a result, the value of such securities would exceed, in the aggregate, 15% of the Fund's net assets.

PURCHASES ON MARGIN
The Fund will not purchase securities on margin provided that the Fund may obtain short-term credits necessary for the clearance of purchases and sales of securities, and further provided that the Fund may make margin deposits in connection with its use of financial options and futures, forward and spot currency contracts, swap transactions and other financial contracts or derivative instruments.

INVESTING IN OTHER INVESTMENT COMPANIES
The Fund may invest its assets in securities of other investment companies, including securities of affiliated investment companies, as an efficient means of carrying out its investment policies and managing its uninvested cash.

In applying the Fund's concentration restriction: (a) utility companies will be divided according to their services, for example, gas, gas transmission, electric and telephone will each be considered a separate industry; (b)
financial service companies will be classified according to the end users of their services, for example, automobile finance, bank finance and diversified finance will each be considered a separate industry; and (c) asset-backed securities will be classified according to the underlying assets securing such securities. To conform to the current view of the SEC staff that only domestic bank instruments may be excluded from industry concentration limitations, as a matter of non-fundamental policy, the Fund will not exclude foreign bank instruments from industry concentration limitation tests so long as the policy of the SEC remains in effect. In addition, investments in bank instruments, and investments in certain industrial development bonds funded by activities in a single industry, will be deemed to constitute investment in an industry, except when held for temporary defensive purposes. The investment of more than 25% of the value of the Fund's total assets in any one industry will constitute
"concentration."

As a matter of non-fundamental operating policy, for purposes of the commodities policy, investments in transactions involving futures contracts and options, forward currency contracts, swap transactions and other financial contracts that settle by payment of cash are not deemed to be investments in commodities.

For purposes of the above limitations, the Fund considers certificates of deposit and demand and time deposits issued by a U.S. branch of a domestic bank or savings association having capital, surplus and undivided profits in excess of $100,000,000 at the time of investment to be "cash items." Except with respect to borrowing money, if a percentage limitation is adhered to at the time of investment, a later increase or decrease in percentage resulting from any change in value of net assets will not result in a violation of such limitation.

WHAT DO SHARES COST?


A Share's NAV is determined as of the end of regular trading on the New York
Stock Exchange (NYSE) (normally 4:00 p.m. Eastern time) each day the NYSE is open. The Fund calculates the NAV of each class by valuing the assets allocated to the Share's class, subtracting the liabilities allocated to the class and dividing the balance by the number of Shares of the class outstanding. The NAV for each class of Shares may differ due to the variance in daily net income realized by each class. Such variance will reflect only accrued net income to which the Shareholders of a particular class are entitled.  The NAV is calculated to the nearest whole cent per Share.

In calculating its NAV, the Fund generally values investments as follows:

        o  Equity securities listed on a U.S. securities exchange or traded through the U.S. national market system are valued at their last reported sale price or official closing price in their principal exchange or market. If a price is not readily available, such equity securities are valued based upon the mean of closing bid and asked quotations from one or more dealers.

        o  Other equity securities traded primarily in the U.S. are valued based upon the mean of closing bid and asked quotations from one or more dealers.

        o  Equity securities traded primarily through securities exchanges and regulated market systems outside the U.S. are valued at their last reported sale price or official closing price in their principal exchange or market. These prices may be adjusted for significant events occurring after the closing of such exchanges or market systems as described below. If a price is not readily available, such equity securities are valued based upon the mean of closing bid and asked quotations from one or more dealers.

        o  Fixed-income securities and repurchase agreements acquired with remaining maturities of greater than sixty-days are fair valued using price evaluations provided by a pricing service approved by the
           Board. The methods used by pricing services to determine such price evaluations are described below. If a price evaluation is not readily available, such fixed-income securities are fair valued based upon price evaluations from one or more dealers.

        o  Fixed-income securities and repurchase agreements acquired with remaining maturities of sixty-days or less are valued at their amortized cost as described below.

        o  Futures contracts listed on exchanges are valued at their reported settlement price. Option contracts listed on exchanges are valued at their reported closing price. If a price is not readily available, such derivative contracts are valued based upon the mean of closing bid and asked quotations from one or more futures commission merchants.

        o  OTC derivative contracts are fair valued using price evaluations provided by various pricing services approved by the Board. The methods used by pricing services to determine such price evaluations are described below. If a price evaluation is not readily available, such derivative contracts are fair valued based upon price evaluations from one or more dealers or using a recognized pricing model for the contract.

        o  Shares of other mutual funds are valued based upon their reported
           NAVs. The prospectuses for these mutual funds explain the
           circumstances under which they will use fair value pricing and the effects of using fair value pricing.

If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could purchase or sell an investment at the price used to calculate the Fund's NAV. The Fund will not use a pricing service or dealer who is an affiliated person of the Adviser to value investments.

Non-investment assets and liabilities are valued in accordance with Generally
Accepted Accounting Principles (GAAP). The NAV calculation includes expenses, dividend income, interest income and other income through the date of the calculation. Changes in holdings of investments and in the number of outstanding
Shares are included in the calculation not later than the first business day following such change. Any assets or liabilities denominated in foreign currencies are converted into U.S. dollars using an exchange rate obtained from one or more currency dealers.

The Fund follows procedures that are common in the mutual fund industry regarding errors made in the calculation of its NAV. This means that, generally, the Fund will not correct errors of less than one cent per Share or errors that did not result in net dilution to the Fund.

AMORTIZED COST VALUES

Under the amortized cost valuation method, an investment is valued initially at its cost as determined in accordance with GAAP. The Fund then adjusts the amount of interest income accrued each day over the term of the investment to account for any difference between the initial cost of the investment and the amount payable at its maturity. If the amount payable at maturity exceeds the initial cost (a discount), then the daily accrual is increased; if the initial cost exceeds the amount payable at maturity (a premium), then the daily accrual is decreased. The Fund adds the amount of the increase to (in the case of a discount), or subtracts the amount of the decrease from (in the case of a premium), the investment's cost each day. The Fund uses this adjusted cost to value the investment.

FAIR VALUATION AND SIGNIFICANT EVENTS PROCEDURES

The Board has ultimate responsibility for determining the fair value of investments for which market quotations are not readily available.  The Board has appointed a Valuation Committee comprised of officers of the Fund and of the
Adviser to assist in this responsibility and in overseeing the calculation of the NAV. The Board has also authorized the use of pricing services recommended by the Valuation Committee to provide price evaluations of the current fair value of certain investments for purposes of calculating the NAV.

PRICING SERVICE VALUATIONS. Based on the recommendations of the Valuation
Committee, the Board has authorized the Fund to use pricing services that provide daily price evaluations of the current market value of certain investments, primarily fixed income securities and OTC derivatives contracts.
Different pricing services may provide different price evaluations for the same security because of differences in their methods of evaluating market values.
Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers, and general market conditions. A pricing service may find it more difficult to apply these and other factors to relatively illiquid or volatile investments, which may result in less frequent or more significant changes in the price evaluations of these investments. If a pricing service determines that it does not have sufficient information to use its standard methodology, it may evaluate an investment based on the present value of what investors can reasonably expect to receive from the issuer's operations or liquidation.

Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a "bid" evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a "mid" evaluation). The Fund normally uses bid evaluations for U.S. Treasury and Agency securities, mortgage-
backed securities and municipal securities. The Fund normally uses mid evaluations for other types of fixed income securities and OTC derivative contracts.

FAIR VALUATION PROCEDURES. The Board has established procedures for determining the fair value of investments for which price evaluations from pricing services or dealers and market quotations are not readily available. The procedures define an investment's "fair value" as the price that the Fund might reasonably expect to receive upon its current sale. The procedures assume that any sale would be made to a willing buyer in the ordinary course of trading. The procedures require consideration of factors that vary based on the type of investment and the information available. Factors that may be considered in determining an investment's fair value include: (1) the last reported price at which the investment was traded, (2) information provided by dealers or investment analysts regarding the investment or the issuer, (3) changes in financial conditions and business prospects disclosed in the issuer's financial statements and other reports, (4) publicly announced transactions (such as tender offers and mergers) involving the issuer, (5) comparisons to other investments or to financial indices that are correlated to the investment,
(6) with respect to fixed-income investments, changes in market yields and spreads, (7) with respect to investments that have been suspended from trading, the circumstances leading to the suspension, and (8) other factors that might affect the investment's value.

The Valuation Committee is responsible for the day-to-day implementation of these procedures.  The Valuation Committee may also authorize the use of a financial valuation model to determine the fair value of a specific type of investment.  The Board periodically reviews and approves the fair valuations made by the Valuation Committee and any changes made to the procedures.

Using fair value to price investments may result in a value that is different from an investment's most recent closing price and from the prices used by other mutual funds to calculate their NAVs. The fair value of an investment will generally remain unchanged in the absence of new information relating to the investment or its issuer, such as changes in the issuer's business or financial results, or relating to external market factors, such as trends in the market values of comparable securities. This may result in less frequent, and larger, changes in fair value prices as compared to prices based on market quotations or price evaluations from pricing services or dealers.

SIGNIFICANT EVENTS. The Board has adopted procedures requiring an investment to be priced at its fair value whenever the Adviser determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment's value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or the time of a price evaluation provided by a pricing service or quotation provided by a dealer, include:

        o  With respect to securities traded principally in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures or options contracts;

        o  With respect to price evaluations of fixed-income securities determined before the close of regular trading on the NYSE, actions by the Federal Reserve Open Market Committee and other significant trends in U.S. fixed-income markets;

        o  Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded;
           and

        o  Announcements concerning matters such as acquisitions,
           recapitalizations, or litigation developments, or a natural disaster affecting the issuer's operations or regulatory changes or market developments affecting the issuer's industry.

The Valuation Committee uses a pricing service to determine the fair value of equity securities traded principally in foreign markets when the Adviser determines that there has been a significant trend in the U.S. equity markets or in index futures trading. The pricing service uses models that correlate changes between the closing and opening price of equity securities traded primarily in
non-U.S. markets to changes in prices in U.S. traded securities and derivative contracts. The pricing service seeks to employ the model that provides the most significant correlation based on a periodic review of the results. The model uses the correlation to adjust the reported closing price of a foreign equity security based on information available up to the close of the NYSE.

For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the fair value of the investment is determined using the methods discussed above in Fair Valuation Procedures.  The
Board has ultimate responsibility for any fair valuations made in response to a significant event.

The fair valuation of securities following a significant event can serve to reduce arbitrage opportunities for short-term traders to profit at the expense of long-term investors in the Fund. For example, such arbitrage opportunities may exist when the market on which portfolio securities are traded closes before the Fund calculates its NAV, which is typically the case with Asian and European markets. However, there is no assurance that these significant event procedures will prevent dilution of the NAV by short-term traders. See "Account and Share
Information-Frequent Trading Policies" for other procedures the Fund employs to deter such short-term trading.


HOW IS THE FUND SOLD?

Under the Distributor's Contract with the Fund, the Distributor (Federated
Securities Corp.) offers Shares on a continuous, best-efforts basis.

RULE 12B-1 PLAN (CLASS C SHARES)
As a compensation-type plan, the Rule 12b-1 Plan is designed to pay the
Distributor for activities principally intended to result in the sale of Shares such as advertising and marketing of Shares (including printing and distributing prospectuses and sales literature to prospective shareholders and financial intermediaries) and providing incentives to financial intermediaries to sell
Shares.  The Plan is also designed to cover the cost of administrative services performed in conjunction with the sale of Shares, including, but not limited to, shareholder services, recordkeeping services and educational services, as well as the costs of implementing and operating the Plan.  The Rule 12b-1 Plan allows the Distributor to contract with financial intermediaries to perform activities covered by the Plan. The Rule 12b-1 Plan is expected to benefit the Fund in a number of ways. For example, it is anticipated that the Plan will help the Fund attract and retain assets, thus providing cash for orderly portfolio management and Share redemptions and possibly helping to stabilize or reduce other operating expenses. In addition, the Plan is integral to the multiple class structure of the Fund, which promotes the sale of Shares by providing a range of options to investors. The Fund's service providers that receive asset-based fees also benefit from stable or increasing Fund assets.

The Fund may compensate the Distributor more or less than its actual marketing expenses. In no event will the Fund pay for any expenses of the Distributor that exceed the maximum Rule 12b-1 Plan fee.

For some classes of Shares, the maximum Rule 12b-1 Plan fee that can be paid in any one year may not be sufficient to cover the marketing-related expenses the
Distributor has incurred. Therefore, it may take the Distributor a number of years to recoup these expenses.

ADDITIONAL PAYMENTS TO FINANCIAL INTERMEDIARIES
The Distributor may pay out of its own resources amounts (including items of material value) to certain financial intermediaries.  In some cases, such payments may be made by, or funded from the resources of, companies affiliated with the Distributor (including the Manager).  While Financial Industry
Regulatory Authority (FINRA) regulations limit the sales charges that you may bear, there are no limits with regard to the amounts that the Distributor may pay out of its own resources.  In addition to the payments which are generally described herein and in the prospectus, the financial intermediary also may receive payments under the Rule 12b-1 Plan and/or Service Fees. In connection with these payments, the financial intermediary may elevate the prominence or profile of the Fund and/or other Federated funds within the financial intermediary's organization by, for example, placement on a list of preferred or recommended funds, and/or granting the Distributor preferential or enhanced opportunities to promote the funds in various ways within the financial intermediary's organization. You can ask your financial intermediary for information about any payments it receives from the Distributor or the Federated funds and any services provided.

The following examples illustrate the types of instances in which the
Distributor may make additional payments to financial intermediaries.

SUPPLEMENTAL PAYMENTS
The Distributor may make supplemental payments to certain financial intermediaries that are holders or dealers of record for accounts in one or more of the Federated funds.  These payments may be based on such factors as the number or value of Shares the financial intermediary sells or may sell; the value of client assets invested; or the type and nature of services or support furnished by the financial intermediary.

PROCESSING SUPPORT PAYMENTS
The Distributor may make payments to financial intermediaries that sell
Federated fund shares to help offset their costs associated with client account maintenance support, statement processing and transaction processing.  The types of payments that the Distributor may make under this category include payment of ticket charges on a per transaction basis; payment of networking fees; and
payment for ancillary services such as setting up funds on the financial intermediary's mutual fund trading system.

RETIREMENT PLAN PROGRAM SERVICING PAYMENTS
The Distributor may make payments to certain financial intermediaries who sell
Federated fund shares through retirement plan programs.  A financial intermediary may perform retirement plan program services itself or may arrange with a third party to perform retirement plan program services.  In addition to participant recordkeeping, reporting, or transaction processing, retirement plan program services may include services rendered to a plan in connection with fund/investment selection and monitoring; employee enrollment and education;
plan balance rollover or separation, or other similar services.

OTHER BENEFITS TO FINANCIAL INTERMEDIARIES
From time to time, the Distributor, at its expense, may provide additional compensation to financial intermediaries that sell or arrange for the sale of
Shares.  Such compensation may include financial assistance to financial intermediaries that enable the Distributor to participate in or present at conferences or seminars, sales or training programs for invited employees, client and investor events and other financial intermediary-sponsored events.

The Distributor also may hold or sponsor, at its expense, sales events, conferences and programs for employees or associated persons of financial intermediaries and may pay the travel and lodging expenses of attendees.  The
Distributor also may provide, at its expense, meals and entertainment in conjunction with meetings with financial intermediaries.  Other compensation may be offered to the extent not prohibited by applicable laws, regulations or the rules of any self-regulatory agency, such as the FINRA.

UNDERWRITING COMMISSIONS
The following chart reflects the contingent deferred sales charges paid in connection with the sale of Class C Shares of the Fund and the amount retained by the Distributor for the last three fiscal years ended October 31:


                                2007                                    2006                                    2005

                 TOTAL SALES                             TOTAL SALES                             TOTAL SALES           AMOUNT
                 CHARGES               AMOUNT            CHARGES               AMOUNT            CHARGES               RETAINED
                                       RETAINED                                RETAINED
Class C          $88                  $32                $1,426                $615              $1,428                $134
Shares


EXCHANGING SECURITIES FOR SHARES

You may contact the Distributor to request a purchase of Shares in exchange for securities you own. The Fund reserves the right to determine whether to accept your securities and the minimum market value to accept. The Fund will value your securities in the same manner as it values its assets. This exchange is treated as a sale of your securities for federal tax purposes.

SUBACCOUNTING SERVICES

Certain financial intermediaries may wish to use the transfer agent's subaccounting system to minimize their internal recordkeeping requirements. The transfer agent may charge a fee based on the level of subaccounting services rendered. Financial intermediaries holding Shares in a fiduciary, agency, custodial or similar capacity may charge or pass through subaccounting fees as part of or in addition to normal trust or agency account fees. They may also charge fees for other services that may be related to the ownership of Shares.
This information should, therefore, be read together with any agreement between the customer and the financial intermediary about the services provided, the fees charged for those services, and any restrictions and limitations imposed.

REDEMPTION IN KIND

Although the Fund intends to pay Share redemptions in cash, it reserves the right, as described below, to pay the redemption price in whole or in part by a distribution of the Fund's portfolio securities.

Because the Fund has elected to be governed by Rule 18f-1 under the 1940 Act, the Fund is obligated to pay Share redemptions to any one shareholder in cash only up to the lesser of $250,000 or 1% of the net assets represented by such
Share class during any 90-day period.

Any Share redemption payment greater than this amount will also be in cash unless the Fund's Board determines that payment should be in kind. In such a case, the Fund will pay all or a portion of the remainder of the redemption in portfolio securities, valued in the same way as the Fund determines its NAV. The portfolio securities will be selected in a manner that the Fund's Board deems fair and equitable and, to the extent available, such securities will be readily marketable.

Redemption in kind is not as liquid as a cash redemption. If redemption is made in kind, shareholders receiving the portfolio securities and selling them before their maturity could receive less than the redemption value of the securities and could incur certain transaction costs.

MASSACHUSETTS PARTNERSHIP LAW

Under certain circumstances, shareholders may be held personally liable as partners under Massachusetts law for obligations of the Trust. To protect its shareholders, the Trust has filed legal documents with Massachusetts that expressly disclaim the liability of its shareholders for acts or obligations of the Trust.

In the unlikely event a shareholder is held personally liable for the Trust's obligations, the Trust is required by the Declaration of Trust to use its property to protect or compensate the shareholder. On request, the Trust will defend any claim made and pay any judgment against a shareholder for any act or obligation of the Trust. Therefore, financial loss resulting from liability as a shareholder will occur only if the Trust itself cannot meet its obligations to indemnify shareholders and pay judgments against them.

ACCOUNT AND SHARE INFORMATION

VOTING RIGHTS
Each Share of the Fund gives the shareholder one vote in Trustee elections and other matters submitted to shareholders for vote.

All Shares of the Trust have equal voting rights, except that in matters affecting only a particular Fund or class, only Shares of that Fund or class are entitled to vote.

Trustees may be removed by the Board or by shareholders at a special meeting. A special meeting of shareholders will be called by the Board upon the written request of shareholders who own at least 10% of the Trust's outstanding Shares of all series entitled to vote.


As of December 3, 2007, the following shareholders owned of record, beneficially, or both, 5% or more of outstanding Institutional Shares: Paychex
Securities Corporation, W. Henrietta, NY, owned approximately 1,548,480 Shares
(30.81)%; Charles Schwab & Co., In., San Francisco, CA, owned approximately
294,626 Shares (5.86)% and Emjay Corporation, Greenwood Village, CO, owned approximately 277,401 Shares (5.51)%.

Shareholders owning 25% or more of outstanding Shares may be in control and be able to affect the outcome of certain matters presented for a vote of shareholders.

Paychex Securities Corporation is organized in the state of New York and is a subsidiary of Paychex, Inc.,; organized in the state of Delaware.


TAX INFORMATION

FEDERAL INCOME TAX
The Fund intends to meet requirements of Subchapter M of the Internal Revenue
Code (Code) applicable to regulated investment companies. If these requirements are not met, it will not receive special tax treatment and will be subject to federal corporate income tax.

The Fund will be treated as a single, separate entity for federal income tax purposes so that income earned and capital gains and losses realized by the
Trust's other portfolios will be separate from those realized by the Fund.

FOREIGN INVESTMENTS
If the Fund purchases foreign securities, their investment income may be subject to foreign withholding or other taxes that could reduce the return on these securities. Tax treaties between the United States and foreign countries, however, may reduce or eliminate the amount of foreign taxes to which the Fund would be subject. The effective rate of foreign tax cannot be predicted since the amount of Fund assets to be invested within various countries is uncertain.
However, the Fund intends to operate so as to qualify for treaty-reduced tax rates when applicable.

Distributions from a Fund may be based on estimates of book income for the year.
Book income generally consists solely of the income generated by the securities in the portfolio, whereas tax-basis income includes, in addition, gains or losses attributable to currency fluctuation. Due to differences in the book and tax treatment of fixed-income securities denominated in foreign currencies, it is difficult to project currency effects on an interim basis. Therefore, to the extent that currency fluctuations cannot be anticipated, a portion of distributions to shareholders could later be designated as a return of capital, rather than income, for income tax purposes, which may be of particular concern to simple trusts.

If the Fund invests in the stock of certain foreign corporations, they may constitute Passive Foreign Investment Companies (PFIC), and the Fund may be
subject to federal income taxes upon disposition of PFIC investments.

If more than 50% of the value of the Fund's assets at the end of the tax year is represented by stock or securities of foreign corporations, the Fund will qualify for certain Code provisions that allow its shareholders to claim a foreign tax credit or deduction on their U.S. income tax returns. The Code may limit a shareholder's ability to claim a foreign tax credit. Shareholders who elect to deduct their portion of the Fund's foreign taxes rather than take the foreign tax credit must itemize deductions on their income tax returns.

WHO MANAGES AND PROVIDES SERVICES TO THE FUND?

BOARD OF TRUSTEES

The  Board  is  responsible  for  managing  the Trust's business affairs and for exercising all the Trust's powers except those  reserved  for  the shareholders.
The  following  tables give information about each Board member and  the  senior officers of the Fund.  Where  required, the tables separately list Board members who are "interested persons" of  the Fund (i.e., "Interested" Board members) and those who are not (i.e., "Independent"  Board  members). Unless otherwise noted, the  address of each person listed is Federated Investors  Tower,  1001  Liberty
Avenue,  Pittsburgh,  PA.   As  of  December 31, 2006, the Trust comprised three
portfolios, and the Federated Fund Complex  consisted of 45 investment companies
(comprising 148 portfolios). Unless otherwise  noted,  each  Officer  is elected annually.  Unless otherwise noted, each Board member oversees all portfolios  in the Federated Fund Complex and serves for an indefinite term.

As of December 3, 2007, the Fund's Board and Officers as a group owned less than
1% of each Class of the Fund's outstanding Shares.

INTERESTED TRUSTEES BACKGROUND AND COMPENSATION

NAME
BIRTH DATE                                                                                                AGGREGATE            TOTAL
ADDRESS                                                                                                COMPENSATION     COMPENSATION
POSITIONS        PRINCIPAL OCCUPATION(S) FOR PAST FIVE YEARS,                                             FROM FUND       FROM TRUST
HELD WITH        OTHER DIRECTORSHIPS HELD AND PREVIOUS POSITION(S)                                     (PAST FISCAL              AND
TRUST                                                                                                         YEAR)        FEDERATED
DATE SERVICE                                                                                                            FUND COMPLEX
BEGAN                                                                                                                          (PAST
                                                                                                                            CALENDAR
                                                                                                                               YEAR)
JOHN F.          PRINCIPAL OCCUPATIONS: Director or Trustee of the Federated Fund Complex;                       $0               $0
DONAHUE*         Chairman and Director, Federated Investors, Inc.; Chairman of the Federated Fund
Birth Date:      Complex's Executive Committee.
July 28,
1924             PREVIOUS POSITIONS: Chairman of the Federated Fund Complex; Trustee, Federated
TRUSTEE          Investment Management Company and Chairman and Director, Federated Investment
Began            Counseling.
serving:
January 1990

J.               PRINCIPAL OCCUPATIONS: Principal Executive Officer and President of the Federated               $0               $0
CHRISTOPHER      Fund Complex; Director or Trustee of some of the Funds in the Federated Fund
DONAHUE*         Complex; President, Chief Executive Officer and Director, Federated Investors,
Birth Date:      Inc.; Chairman and Trustee, Federated Investment Management Company; Trustee,
April 11,        Federated Investment Counseling; Chairman and Director, Federated Global
1949             Investment Management Corp.; Chairman, Federated Equity Management Company of
PRESIDENT        Pennsylvania and Passport Research, Ltd. (Investment advisory subsidiary of
AND TRUSTEE      Federated); Trustee, Federated Shareholder Services Company; Director, Federated
Began            Services Company.
serving:
January 1990     PREVIOUS POSITIONS: President, Federated Investment Counseling; President and
                 Chief Executive Officer, Federated Investment Management Company, Federated
                 Global Investment Management Corp. and Passport Research, Ltd.

LAWRENCE D.      PRINCIPAL OCCUPATIONS: Director or Trustee of the Federated Fund Complex;                  $403.07         $180,000
ELLIS, M.D.*     Professor of Medicine, University of Pittsburgh; Medical Director, University of
Birth Date:      Pittsburgh Medical Center Downtown; Hematologist, Oncologist and Internist,
October 11,      University of Pittsburgh Medical Center.
1932
3471 Fifth       OTHER DIRECTORSHIPS HELD: Member, National Board of Trustees, Leukemia Society of
Avenue           America.
Suite 1111
Pittsburgh,      PREVIOUS POSITIONS: Trustee, University of Pittsburgh; Director, University of
PA               Pittsburgh Medical Center.
TRUSTEE
Began
serving:
January 1990

* Family relationships and reasons for "interested" status: John F. Donahue is the father of J. Christopher Donahue; both are "interested" due to the positions they hold with Federated and its subsidiaries. Lawrence D. Ellis, M.D. is
"interested" because his son-in-law is employed by the Fund's principal underwriter, Federated Securities Corp.

INDEPENDENT TRUSTEES BACKGROUND AND COMPENSATION

NAME
BIRTH DATE                                                                                                AGGREGATE            TOTAL
ADDRESS                                                                                                COMPENSATION     COMPENSATION
POSITIONS        PRINCIPAL OCCUPATION(S) FOR PAST FIVE YEARS,                                             FROM FUND       FROM TRUST
HELD WITH        OTHER DIRECTORSHIPS HELD AND PREVIOUS POSITION(S)                                     (PAST FISCAL              AND
TRUST                                                                                                         YEAR)        FEDERATED
DATE SERVICE                                                                                                            FUND COMPLEX
BEGAN                                                                                                                          (PAST
                                                                                                                            CALENDAR
                                                                                                                               YEAR)
THOMAS G.        PRINCIPAL OCCUPATION: Director or Trustee of the Federated Fund Complex.                   $443.36         $198,000
BIGLEY
Birth Date:      OTHER DIRECTORSHIPS HELD: Director, Member of Executive Committee, Children's
February 3,      Hospital of Pittsburgh; Director, University of Pittsburgh.
1934
15 Old           PREVIOUS POSITION: Senior Partner, Ernst & Young LLP.
Timber Trail
Pittsburgh,
PA
TRUSTEE
Began
serving:
October 1995

JOHN T.          PRINCIPAL OCCUPATIONS: Director or Trustee of the Federated Fund Complex;                  $443.36         $198,000
CONROY, JR.      Chairman of the Board, Investment Properties Corporation; Partner or Trustee in
Birth Date:      private real estate ventures in Southwest Florida.
June 23,
1937             PREVIOUS POSITIONS: President, Investment Properties Corporation; Senior Vice
Investment       President, John R. Wood and Associates, Inc., Realtors; President, Naples
Properties       Property Management, Inc. and Northgate Village Development Corporation.
Corporation
3838 North
Tamiami
Trail
Suite 402
Naples, FL
TRUSTEE
Began
serving:
August 1991

NICHOLAS P.      PRINCIPAL OCCUPATION: Director or Trustee of the Federated Fund Complex.                   $443.36         $198,000
CONSTANTAKIS
Birth Date:      OTHER DIRECTORSHIPS HELD: Director and Member of the Audit Committee, Michael
September 3,     Baker Corporation (engineering and energy services worldwide).
1939
175              PREVIOUS POSITION: Partner, Andersen Worldwide SC.
Woodshire
Drive
Pittsburgh,
PA
TRUSTEE
Began
serving:
February
1998

JOHN F.          PRINCIPAL OCCUPATION: Director or Trustee of the Federated Fund Complex;                   $403.07         $180,000
CUNNINGHAM       Director, QSGI, Inc. (technology services company).
Birth Date:
March 5,         OTHER DIRECTORSHIPS HELD: Chairman, President and Chief Executive Officer,
1943             Cunningham & Co., Inc. (strategic business consulting); Trustee Associate, Boston
353 El           College.
Brillo Way
Palm Beach,      PREVIOUS POSITIONS: Director, Redgate Communications and EMC Corporation
FL               (computer storage systems); Chairman of the Board and Chief Executive Officer,
TRUSTEE          Computer Consoles, Inc.; President and Chief Operating Officer, Wang
Began            Laboratories; Director, First National Bank of Boston; Director, Apollo Computer,
serving:         Inc.
January 1999

PETER E.         PRINCIPAL OCCUPATION: Director or Trustee of the Federated Fund Complex.                   $403.07         $180,000
MADDEN
Birth Date:      OTHER DIRECTORSHIPS HELD: Board of Overseers, Babson College.
March 16,
1942             PREVIOUS POSITIONS: Representative, Commonwealth of Massachusetts General Court;
One Royal        President, State Street Bank and Trust Company and State Street Corporation
Palm Way         (retired); Director, VISA USA and VISA International; Chairman and Director,
100 Royal        Massachusetts Bankers Association; Director, Depository Trust Corporation;
Palm Way         Director, The Boston Stock Exchange.
Palm Beach,
FL
TRUSTEE
Began
serving:
August 1991

CHARLES F.       PRINCIPAL OCCUPATIONS: Director or Trustee of the Federated Fund Complex;                  $443.36         $198,000
MANSFIELD,       Management Consultant.
JR.
Birth Date:      PREVIOUS POSITIONS: Chief Executive Officer, PBTC International Bank; Partner,
April 10,        Arthur Young & Company (now Ernst & Young LLP); Chief Financial Officer of Retail
1945             Banking Sector, Chase Manhattan Bank; Senior Vice President, HSBC Bank USA
80 South         (formerly, Marine Midland Bank); Vice President, Citibank; Assistant Professor of
Road             Banking and Finance, Frank G. Zarb School of Business, Hofstra University;
Westhampton      Executive Vice President DVC Group, Inc. (marketing, communications and
Beach, NY        technology).
TRUSTEE
Began
serving:
January 1999

JOHN E.          PRINCIPAL OCCUPATIONS: Director or Trustee, and Chairman of the Board of                   $537.42         $234,000
MURRAY, JR.,     Directors or Trustees, of the Federated Fund Complex; Chancellor and Law
J.D., S.J.D.     Professor, Duquesne University; Partner, Murray, Hogue & Lannis.
Birth Date:
December 20,     OTHER DIRECTORSHIPS HELD: Director, Michael Baker Corp. (engineering,
1932             construction, operations and technical services).
Chancellor,
Duquesne         PREVIOUS POSITIONS: President, Duquesne University; Dean and Professor of Law,
University       University of Pittsburgh School of Law; Dean and Professor of Law, Villanova
Pittsburgh,      University School of Law.
PA
TRUSTEE
Began
serving:
February
1995

THOMAS M.        PRINCIPAL OCCUPATIONS: Director or Trustee of the Federated Fund Complex;                  $403.07          $45,000
O'NEILL          Managing Director and Partner, Navigator Management Company, L.P. (investment and
Birth Date:      strategic consulting).
June 14,
1951             OTHER DIRECTORSHIPS HELD: Director, Midway Pacific (lumber); Board of Overseers,
95 Standish      Children's Hospital of Boston; Visiting Committee on Athletics, Harvard College.
Street
P.O. Box         PREVIOUS POSITIONS: Chief Executive Officer and President, Managing Director and
2779             Chief Investment Officer, Fleet Investment Advisors; President and Chief
Duxbury, MA      Executive Officer, Aeltus Investment Management, Inc.; General Partner, Hellman,
TRUSTEE          Jordan Management Co., Boston, MA; Chief Investment Officer, The Putnam
Began            Companies, Boston, MA; and Credit Analyst and Lending Officer, Fleet Bank.
serving:
October 2006
MARJORIE P.      PRINCIPAL OCCUPATIONS:  Director or Trustee of the Federated Fund Complex.                 $403.07         $180,000
SMUTS
Birth Date:      PREVIOUS POSITIONS: Public Relations/Marketing Consultant/Conference Coordinator;
June 21,         National Spokesperson, Aluminum Company of America; television producer;
1935             President, Marj Palmer Assoc.; Owner, Scandia Bord.
4905 Bayard
Street
Pittsburgh,
PA
TRUSTEE
Began
serving:
January 1990

JOHN S.          PRINCIPAL OCCUPATIONS:  Director or Trustee of the Federated Fund Complex;                 $403.07         $180,000
WALSH            President and Director, Heat Wagon, Inc. (manufacturer of construction temporary
Birth Date:      heaters); President and Director, Manufacturers Products, Inc. (distributor of
November 28,     portable construction heaters); President, Portable Heater Parts, a division of
1957             Manufacturers Products, Inc.
2604 William
Drive            PREVIOUS POSITION: Vice President, Walsh & Kelly, Inc.
Valparaiso,
IN
TRUSTEE
Began
serving:
January 1999
JAMES F.         PRINCIPAL OCCUPATIONS:  Director or Trustee of the Federated Fund Complex; Prior           $403.07         $134,416
WILL             to June 2006, Vice Chancellor and President, Saint Vincent College.
Birth Date:
October 12,      OTHER DIRECTORSHIPS HELD: Trustee, Saint Vincent College; Alleghany Corporation.
1938
721 E.           PREVIOUS POSITIONS: Chairman, President and Chief Executive Officer, Armco, Inc.;
McMurray         President and Chief Executive Officer, Cyclops Industries; President and Chief
Road             Operating Officer, Kaiser Steel Corporation.
McMurray, PA
TRUSTEE
Began
serving:
April 2006

OFFICERS**

NAME
BIRTH DATE
POSITIONS HELD WITH TRUST
DATE SERVICE BEGAN                  PRINCIPAL
                                    OCCUPATION(S)
                                    AND
                                    PREVIOUS
                                    POSITION(S)

JOHN W. MCGONIGLE                   PRINCIPAL
Birth Date: October 26, 1938        OCCUPATIONS:
EXECUTIVE VICE PRESIDENT            Executive
Began serving: February 1990        Vice President and Secretary of the
                                    Federated Fund Complex; Vice Chairman,
                                    Executive Vice President, Secretary and
                                    Director, Federated Investors, Inc.

PREVIOUS POSITIONS:                 Trustee, Federated Investment Management
                                    Company and Federated Investment Counseling;
                                    Director, Federated Global Investment
                                    Management Corp., Federated Services
                                    Company and Federated Securities Corp.

RICHARD A. NOVAK                    PRINCIPAL
Birth Date: December 25, 1963       OCCUPATIONS:
TREASURER                           Principal
Began serving: January 2006         Financial Officer and Treasurer of the
                                    Federated Fund Complex; Senior Vice President,
                                    Federated Administrative Services; Financial
                                    and Operations Principal for Federated Securities
                                    Corp., Edgewood Services, Inc. and Southpointe
                                    Distribution Services, Inc.

PREVIOUS POSITIONS:                 Controller of Federated Investors, Inc.; Vice
                                    President, Finance of Federated Services
                                    Company; held various financial management
                                    positions within The Mercy Hospital of
                                    Pittsburgh; Auditor, Arthur Andersen & Co.

RICHARD B. FISHER                   PRINCIPAL
Birth Date: May 17, 1923            OCCUPATIONS:
VICE PRESIDENT                      Vice
Began serving: February 1990        Chairman or Vice President of some of the Funds
                                    in the Federated Fund Complex; Vice Chairman,
                                    Federated Investors, Inc.; Chairman, Federated
                                    Securities Corp.

PREVIOUS POSITIONS:                 President and Director or Trustee of some of the
                                    Funds in the Federated Fund Complex; Executive
                                    Vice President, Federated Investors, Inc. and
                                    Director and Chief Executive Officer, Federated
                                    Securities Corp.

BRIAN P. BOUDA
Birth Date: February 28, 1947
SENIOR VICE PRESIDENT
Began serving: January 2006         PRINCIPAL OCCUPATIONS: Senior Vice President and Chief
                                    Compliance Officer of the Federated Fund Complex; Vice
                                    President and Chief Compliance Officer of Federated
                                    Investors, Inc.; and Chief Compliance Officer of its
                                    subsidiaries.  Mr. Bouda joined Federated in 1999 and is a member of the American Bar Association and the State Bar
                                    Association of Wisconsin.

STEPHEN F. AUTH                     PRINCIPAL
Birth Date: September 3, 1956       OCCUPATIONS:
CHIEF INVESTMENT OFFICER            Stephen F. Auth is  Chief  Investment
Began serving: November 2002        Officer of this Fund and various other Funds
                                    in the Federated Fund Complex; Executive
                                    Vice President, Federated Investment
                                    Counseling, Federated Global Investment
                                    Management Corp. and Federated Equity
                                    Management Company of Pennsylvania.

PREVIOUS POSITIONS:                 Executive Vice President, Federated Investment
                                    Management Company, and Passport Research, Ltd.
                                    (Investment advisory subsidiary of Federated);
                                    Senior Vice President, Global Portfolio Management
                                    Services Division; Senior Vice President,
                                    Federated Investment Management Company and
                                    Passport Research, Ltd.; Senior Managing Director
                                    and Portfolio Manager, Prudential Investments.

**Officers do not receive any compensation from the Fund.

In addition, the Fund has appointed an Anti-Money Laundering Compliance Officer.

COMMITTEES OF THE BOARD

                                                                                                                           MEETINGS
BOARD          COMMITTEE                                                                                                   HELD
COMMITTEE      MEMBERS          COMMITTEE FUNCTIONS                                                                        DURING
                                                                                                                           LAST
                                                                                                                           FISCAL
                                                                                                                           YEAR

EXECUTIVE      John F.          In between meetings of the full Board, the Executive Committee generally may exercise      Three
               Donahue          all the powers of the full Board in the management and direction of the business and
               John E.          conduct of the affairs of the Trust in such manner as the Executive Committee shall
               Murray, Jr.,     deem to be in the best interests of the Trust.  However, the Executive Committee
               J.D., S.J.D.     cannot elect or remove Board members, increase or decrease the number of Trustees,
               John S.          elect or remove any Officer, declare dividends, issue shares or recommend to
               Walsh            shareholders any action requiring shareholder approval.

AUDIT          Thomas G.        The purposes of the Audit Committee are to oversee the accounting and financial            Seven
               Bigley           reporting process of the Fund, the Fund`s internal control over financial reporting,
               John T.          and the quality, integrity and independent audit of the Fund`s financial statements.
               Conroy, Jr.      The Committee also oversees or assists the Board with the oversight of compliance with
               Nicholas P.      legal requirements relating to those matters, approves the engagement and reviews the
               Constantakis     qualifications, independence and performance of the Fund`s independent registered
               Charles F.       public accounting firm, acts as a liaison between the independent registered public
               Mansfield,       accounting firm and the Board and reviews the Fund`s internal audit function.
               Jr.

NOMINATING     Thomas G.        The Nominating Committee, whose members consist of all Independent Trustees, selects       One
               Bigley           and nominates persons for election to the Fund`s Board when vacancies occur. The
               John T.          Committee will consider candidates recommended by shareholders, Independent Trustees,
               Conroy, Jr.      officers or employees of any of the Fund`s agents or service providers and counsel to
               Nicholas P.      the Fund. Any shareholder who desires to have an individual considered for nomination
               Constantakis     by the Committee must submit a recommendation in writing to the Secretary of the Fund,
               John F.          at the Fund's address appearing on the back cover of this Statement of Additional
               Cunningham       Information. The recommendation should include the name and address of both the
               Peter E.         shareholder and the candidate and detailed information concerning the candidate's
               Madden           qualifications and experience. In identifying and evaluating candidates for
               Charles F.       consideration, the Committee shall consider such factors as it deems appropriate.
               Mansfield,       Those factors will ordinarily include:  integrity, intelligence, collegiality,
               Jr.              judgment, diversity, skill, business and other experience, qualification as an
               John E.          "Independent Trustee," the existence of material relationships which may create the
               Murray, Jr.      appearance of a lack of independence, financial or accounting knowledge and
               Thomas M.        experience, and dedication and willingness to devote the time and attention necessary
               O'Neill          to fulfill Board responsibilities.
               Marjorie P.
               Smuts
               John S.
               Walsh
               James F.
               Will

BOARD OWNERSHIP OF SHARES IN THE FUND AND IN THE FEDERATED FAMILY OF INVESTMENT
COMPANIES AS OF DECEMBER 31, 2006

                                                                                      AGGREGATE
                                                       DOLLAR RANGE OF          DOLLAR RANGE OF
                                                          SHARES OWNED          SHARES OWNED IN
INTERESTED                            IN FEDERATED MINI-CAP INDEX FUND      FEDERATED FAMILY OF
BOARD MEMBER NAME                                                          INVESTMENT COMPANIES

John F. Donahue                                          Over $100,000            Over $100,000
J. Christopher Donahue                                   Over $100,000            Over $100,000
Lawrence D. Ellis, M.D.                                           None            Over $100,000

INDEPENDENT
BOARD MEMBER NAME
Thomas G. Bigley                                                  None            Over $100,000
John T. Conroy, Jr.                                      Over $100,000            Over $100,000
Nicholas P. Constantakis                             $10,001 - $50,000            Over $100,000
John F. Cunningham                                                None            Over $100,000
Peter E. Madden                                                   None            Over $100,000
Charles F. Mansfield, Jr.                                         None            Over $100,000
John E. Murray, Jr., J.D., S.J.D.                                 None            Over $100,000
Thomas M. O'Neill                                                 None            Over $100,000
Marjorie P. Smuts                                                 None            Over $100,000
John S. Walsh                                       $50,001 - $100,000            Over $100,000
James F. Will                                                     None                     None


INVESTMENT MANAGER

The Manager oversees the Subadviser.  BlackRock Investment Management, LLC
(Subadviser, or BlackRock), a subsidiary of BlackRock, Inc., conducts investment research and makes investment decisions for the Fund. BlackRock began managing the portfolio as of the close of business on September 29, 2006. Subject to the supervision and direction of the Board, the Manager provides to the Fund investment management evaluation services principally by performing initial due diligence on the Subadviser for the Fund and thereafter monitoring and evaluating the performance of the Subadviser through quantitative and qualitative analyses. In addition, the Manager conducts periodic in-person, telephonic and written consultations with the Subadviser. In initially evaluating the Subadviser, the Manager considered, among other factors, the
Subadviser's size, investment capabilities in the area of indexed assets under management, performance history, its ongoing commitment to client service and the stability and quality of the organization (including the Subadviser's financial condition), as well as the quality of the individuals that make up its investment team. On an ongoing basis, the Manager is responsible for communicating performance expectations and evaluations to the Subadviser;
monitoring tracking errors; monitoring and analyzing the use of futures contracts; monitoring the futures holdings of the Fund as a percentage of Fund assets; monitoring market timing in the Fund; monitoring securities lending for the Fund; discussing with the Subadviser the portfolio sampling techniques employed by the Subadviser; and ultimately recommending to the Board whether the
Subadvisory Agreement should be renewed, modified or terminated. The Manager provides written reports to the Board regarding the results of its evaluation and monitoring functions. In addition, the Manager is responsible for providing the Fund with administrative services, including, but not limited to, shareholder servicing and certain legal and accounting services. The Manager is also responsible for conducting all operations of the Fund, except those operations contracted to the Subadviser, custodian, transfer agent and dividend disbursing agent. The Manager receives an annual fee from the Fund for performing its responsibilities under the Management Contract. The Manager and the Subadviser shall not be liable to the Trust, the Fund, or any Fund shareholder for any losses that maybe sustained in the purchase, holding, or sale of any security or for anything done or omitted by it, except acts or omissions involving willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties imposed upon it by its contract with the Trust.

                                         NUMBER OF OTHER ACCOUNTS MANAGED             NUMBER OF ACCOUNTS AND ASSETS FOR WHICH
 NAME OF INVESTMENT ADVISER AND             AND ASSETS BY ACCOUNT TYPE                   ADVISORY FEE IS PERFORMANCE-BASED
       PORTFOLIO MANAGER

                                   REGISTERED      OTHER POOLED                     REGISTERED      OTHER POOLED
                                   INVESTMENT       INVESTMENT                      INVESTMENT       INVESTMENT    OTHER ACCOUNTS
                                    COMPANIES        VEHICLES     OTHER ACCOUNTS     COMPANIES        VEHICLES
        JEFFREY L. RUSSO               23               24              27               0               0               3
                                 $25,986,744,177 $18,139,004,107  $43,542,952,356       $0               $0        $2,008,746,773
       DEBRA L. JELILIAN               26               16              23               0               0               3
                                 $26,792,791,424   $862,738,211   $40,552,495,328       $0               $0        $2,008,746,773

* A portion of the assets in the master fund of a master-feeder structure are subject to a performance fee.

FUND OWNERSHIP

Each portfolio manager owned - 0 - shares of the Fund as of October 31, 2007.

PORTFOLIO MANAGER COMPENSATION

The Portfolio Manager Compensation Program of BlackRock Advisors, LLC and its
affiliates, including the Subadviser, ("BlackRock Advisors") is critical to
BlackRock Advisors' ability to attract and retain the most talented asset management professionals. This program ensures that compensation is aligned with maximizing investment returns and it provides a competitive pay opportunity for competitive performance.

COMPENSATION PROGRAM

The elements of total compensation for BlackRock Advisors portfolio managers are base salary, annual performance-based cash and stock compensation (cash and stock bonus) and other benefits. BlackRock Advisors has balanced these components of pay to provide portfolio managers with a powerful incentive to achieve consistently superior investment performance.  By design, portfolio manager compensation levels fluctuate - both up and down - with the relative investment performance of the portfolios that they manage.

   BASE SALARY

   Under the BlackRock Advisors approach, like that of many asset management firms, base salaries represent a relatively small portion of a portfolio manager's total compensation. This approach serves to enhance the motivational value of the performance-based (and therefore variable)
   compensation elements of the compensation program.

   PERFORMANCE-BASED COMPENSATION

   BlackRock Advisors believes that the best interests of investors are served by recruiting and retaining exceptional asset management talent and managing their compensation within a consistent and disciplined framework that emphasizes pay for performance in the context of an intensely competitive market for talent.  To that end, the portfolio manager incentive compensation is based on a formulaic compensation program.  BlackRock Advisors' formulaic portfolio manager compensation program includes: pre-tax investment performance relative to appropriate competitors or benchmark over 1-, 3- and
   5-year performance periods.  If a portfolio manager's tenure is less than 5 years, performance periods will reflect time in position.  In addition, portfolio manager's compensation can be based on BlackRock's investment performance, financial results of BlackRock, expense control, profit margins, strategic planning and implementation, quality of client service, market share, corporate reputation, capital allocation, compliance and risk control, leadership, workforce diversity, technology and innovation.  All factors are considered collectively by BlackRock Advisors management.

   CASH BONUS

   Performance-based compensation is distributed to portfolio managers in a combination of cash and stock. Typically, the cash bonus, when combined with base salary, represents more than 60% of total compensation for portfolio managers.

   STOCK BONUS

   A portion of the dollar value of the total annual performance-based bonus is paid in restricted shares of BlackRock, Inc. (the "Company") stock.  Paying a portion of annual bonuses in stock puts compensation earned by a portfolio manager for a given year "at risk" based on the Company's ability to sustain and improve its performance over future periods.

   The ultimate value of stock bonuses is dependent on future Company stock price performance. As such, the stock bonus aligns each portfolio manager's financial interests with those of the Company's shareholders and encourages a balance between short-term goals and long-term strategic objectives.

   Management strongly believes that providing a significant portion of competitive performance-based compensation in stock is in the best interests of investors and shareholders. This approach ensures that portfolio managers participate as shareholders in both the "downside risk" and "upside opportunity" of the Company's performance.  Portfolio managers therefore have a direct incentive to protect Company's reputation for integrity.

   OTHER BENEFITS

   Portfolio managers are also eligible to participate in broad-based plans offered generally to BlackRock employees, including broad-based retirement,
   401(k), health, and other employee benefit plans.

POTENTIAL MATERIAL CONFLICTS OF INTEREST

Real, potential or apparent conflicts of interest may arise when a portfolio manager has day-today portfolio management responsibilities with respect to more than one fund or account, including the following:

Certain investments may be appropriate for the portfolios and also for other clients advised by BlackRock Advisors and its affiliates (including the
Subadviser), including other client accounts managed by a portfolio's portfolio management team.  Investment decisions for a portfolio and other clients are made with a view to achieving their respective investment objectives and after consideration of such factors as their current holdings, availability of cash for investment and the size of their investments generally.  Frequently, a particular security may be bought or sold for only one client or in different amounts and at different times for more than one but less than all clients.
Likewise, because clients of BlackRock Advisors and its affiliates may have differing investment strategies, a particular security may be bought for one or more clients when one or more other clients are selling the security. The investment results for a portfolio may differ from the results achieved by other clients of BlackRock Advisors and its affiliates and results among clients may differ.  In addition, purchases or sales of the same security may be made for two or more clients on the same day.  In such event, such transactions will be allocated among the clients in a manner believed by BlackRock Advisors to be equitable to each.  BlackRock Advisors will not determine allocations based on whether it receives a performance based fee from the client.  In some cases, the allocation procedure could have an adverse effect on the price or amount of the securities purchased or sold by a portfolio.  Purchase and sale orders for a portfolio may be combined with those of other clients of BlackRock Advisors and its affiliates in the interest of achieving the most favorable net results to the portfolio.

To the extent that the portfolio's portfolio management team has responsibilities for managing accounts in addition to the portfolios, a portfolio manager will need to divide his time and attention among relevant accounts.

In some cases, a real, potential or apparent conflict may also arise where (i)
BlackRock Advisors or a portfolio manager may have an incentive, such as a performance based fee, in managing one account and not with respect to other accounts it manages or (ii) a portfolio manager owns an interest in one fund or account he or she manages and not another.


SERVICES AGREEMENT
Federated Advisory Services Company, an affiliate of the Manager, provides research, quantitative analysis, equity trading and transaction settlement and certain support services to the Manager.  The fee for these services is paid by the Manager and not by the Fund.

OTHER RELATED SERVICES
Affiliates of the Manager may, from time to time, provide certain electronic equipment and software to institutional customers in order to facilitate the purchase of Fund Shares offered by the Distributor.

CODE OF ETHICS RESTRICTIONS ON PERSONAL TRADING

As required by SEC rules, the Fund, its Manager, and its Distributor have adopted codes of ethics.  These codes govern securities trading activities of investment personnel, Fund Trustees, and certain other employees.  Although they do permit these people to trade in securities, including those that the Fund could buy, as well as Shares of the Fund, they also contain significant safeguards designed to protect the Fund and its shareholders from abuses in this area, such as requirements to obtain prior approval for, and to report, particular transactions.

VOTING PROXIES ON FUND PORTFOLIO SECURITIES
The Board has delegated to the Manager authority to vote proxies on the securities held in the Fund's portfolio.  The Board has also approved the
Manager's policies and procedures for voting the proxies, which are described below.

PROXY VOTING POLICIES

The Adviser's general policy is to cast proxy votes in favor of proposals that the Adviser anticipates will enhance the long-term value of the securities being voted.  Generally, this will mean voting for proposals that the Adviser believes will: improve the management of a company; increase the rights or preferences of the voted securities; and/or increase the chance that a premium offer would be made for the company or for the voted securities.

The following examples illustrate how these general policies may apply to proposals submitted by a company's board of directors.  However, whether the
Adviser supports or opposes a proposal will always depend on the specific circumstances described in the proxy statement and other available information.

On matters of corporate governance, generally the Adviser will vote for the full slate of directors nominated in an uncontested election; and for proposals to:
require a company's audit committee to be comprised entirely of independent directors; require independent tabulation of proxies and/or confidential voting by shareholders; reorganize in another jurisdiction (unless it would reduce the rights or preferences of the securities being voted); ratify the board's selection of auditors (unless compensation for non-audit services exceeded 50%
of the total compensation received from the company, or the previous auditor was dismissed because of a disagreement with the company); and repeal a shareholder rights plan (also known as a "poison pill").  The Adviser will generally vote against the adoption of such a plan (unless the plan is designed to facilitate, rather than prevent, unsolicited offers for the company).

On matters of capital structure, generally the Adviser will vote: against proposals to authorize or issue shares that are senior in priority or voting rights to the securities being voted; and for proposals to: reduce the amount of shares authorized for issuance; authorize a stock repurchase program; and grant preemptive rights to the securities being voted; and.  The Adviser will generally vote against proposals to eliminate such preemptive rights.

On matters relating to management compensation, generally the Adviser will vote:
for stock incentive plans that align the recipients' interests with the interests of shareholders without creating undue dilution; and against proposals that would permit the amendment or replacement of outstanding stock incentives with new stock incentives having more favorable terms; and against executive compensation plans that do not disclose the maximum amounts of compensation that may be awarded or the criteria for determining awards.

On matters relating to corporate transactions, the Adviser will vote proxies relating to proposed mergers, capital reorganizations, and similar transactions in accordance with the general policy, based upon its analysis of the proposed transaction.  The Adviser will vote proxies in contested elections of directors in accordance with the general policy, based upon its analysis of the opposing slates and their respective proposed business strategies.  Some transactions may also involve proposed changes to the company's corporate governance, capital structure or management compensation.  The Adviser will vote on such changes based on its evaluation of the proposed transaction or contested election.  In these circumstances, the Adviser may vote in a manner contrary to the general practice for similar proposals made outside the context of such a proposed transaction or change in the board.  For example, if the Adviser decides to vote against a proposed transaction, it may vote for anti-takeover measures reasonably designed to prevent the transaction, even though the Adviser typically votes against such measures in other contexts.

The Adviser generally votes against proposals submitted by shareholders without the favorable recommendation of a company's board.  The Adviser believes that a company's board should manage its business and policies, and that shareholders who seek specific changes should strive to convince the board of their merits or seek direct representation on the board.

In addition, the Adviser will not vote if it determines that the consequences or costs outweigh the potential benefit of voting.  For example, if a foreign market requires shareholders casting proxies to retain the voted shares until the meeting date (thereby rendering the shares "illiquid" for some period of time), the Adviser will not vote proxies for such shares.

Finally, because the Adviser has employed a sub-adviser to manage the Fund's assets, the Adviser's investment personnel do not perform proprietary research on the securities held by the Fund.  Therefore, the Adviser will vote proxies on the Fund's securities in accordance with its applicable general guidelines and in the same manner as any other fund managed by the Adviser or an affiliate of the Adviser, and for which investment personnel do perform such proprietary research, that is voting on the same proxy matter.  If neither of these two conditions applies, the Adviser will vote as recommended by the Fund's sub-
adviser and, if none of the previous conditions applies, as recommended by the subject company's board of directors.


PROXY VOTING PROCEDURES

The Adviser has established a Proxy Voting Committee (Proxy Committee), to exercise all voting discretion granted to the Adviser by the Board in accordance with the proxy voting policies.  The Adviser has hired Institutional Shareholder
Services (ISS) to obtain, vote, and record proxies in accordance with the Proxy
Committee's directions.  The Proxy Committee has supplied ISS with general guidelines that represent decisions made by the Proxy Committee in order to vote common proxy proposals; however, the Proxy Committee retains the right to modify these guidelines at any time or to vote contrary to the guidelines at any time in order to cast proxy votes in a manner that the Proxy Committee believes is consistent with the Adviser's general policy.  ISS may vote any proxy as directed in the guidelines without further direction from the Proxy Committee and may make any determinations required to implement the guidelines.  However, if the guidelines require case-by-case direction for a proposal, ISS shall provide the Proxy Committee with all information that it has obtained regarding the proposal and the Proxy Committee will provide specific direction to ISS.


CONFLICTS OF INTEREST
The Manager has adopted procedures to address situations where a matter on which a proxy is sought may present a potential conflict between the interests of the
Fund (and its shareholders) and those of the Manager or Distributor.  This may occur where a significant business relationship exists between the Manager (or its affiliates) and a company involved with a proxy vote.  A company that is a proponent, opponent, or the subject of a proxy vote, and which to the knowledge of the Proxy Committee has this type of significant business relationship, is referred to as an "Interested Company."

The Manager has implemented the following procedures in order to avoid concerns that the conflicting interests of the Manager have influenced proxy votes.  Any employee of the Manager who is contacted by an Interested Company regarding proxies to be voted by the Manager must refer the Interested Company to a member of the Proxy Committee, and must inform the Interested Company that the Proxy
Committee has exclusive authority to determine how the Manager will vote.  Any
Proxy Committee member contacted by an Interested Company must report it to the full Proxy Committee and provide a written summary of the communication.  Under no circumstances will the Proxy Committee or any member of the Proxy Committee make a commitment to an Interested Company regarding the voting of proxies or disclose to an Interested Company how the Proxy Committee has directed such proxies to be voted.  If the Proxy Voting Guidelines already provide specific direction on the proposal in question, the Proxy Committee shall not alter or amend such directions.  If the Proxy Voting Guidelines require the Proxy
Committee to provide further direction, the Proxy Committee shall do so in accordance with the proxy voting policies, without regard for the interests of the Manager with respect to the Interested Company.  If the Proxy Committee provides any direction as to the voting of proxies relating to a proposal affecting an Interested Company, it must disclose to the Fund's Board information regarding: the significant business relationship; any material communication with the Interested Company; the matter(s) voted on; and how, and why, the Manager voted as it did.

If the Fund holds shares of another investment company for which the Manager (or an affiliate) acts as an investment adviser, the Proxy Committee will vote the
Fund's proxies in the same proportion as the votes cast by shareholders who are not clients of the Manager at any shareholders' meeting called by such investment company, unless otherwise directed by the Board.

PROXY VOTING REPORT
A report on "Form N-PX" of how the Fund voted any proxies during the most recent
12-month period ended June 30 is available through Federated's website.  Go to
FederatedInvestors.com; select "Products;" select the Fund; then use the link to
"Prospectuses and Regulatory Reports " to access the link to Form N-PX. Form N-
PX filings are also available at the SEC's website at www.sec.gov.

PORTFOLIO HOLDINGS INFORMATION

Information concerning the Fund's portfolio holdings is available in the
"Products" section of Federated's website at FederatedInvestors.com. A complete listing of the Fund's portfolio holdings as of the end of each month is posted on the website 15 days (or the next business day) after the end of the month and remains posted until replaced by the information for the succeeding month.
Summary portfolio composition information as of the close of each month is posted on the website 15 days (or the next business day) after month-end and remains until replaced by the information for the succeeding month.  The summary portfolio composition information may include identification of the Fund's top ten holdings and a percentage breakdown of the portfolio by sector.

To access this information from the "Products" section of the website, click on the "Portfolio Holdings" link under "Related Information" and select the appropriate link opposite the name of the Fund, or select the name of the Fund, and from the Fund's page click on the "Portfolio Holdings" or "Composition"
link.

You may also access portfolio information as of the end of the Fund's fiscal quarters from the "Products" section of the website.  The Fund's annual and semiannual reports, which contain complete listings of the Fund's portfolio holdings as of the end of the Fund's second and fourth fiscal quarters, may be accessed by selecting the "Prospectuses and Regulatory Reports" link under
"Related Information" and selecting the link to the appropriate PDF.  Complete listings of the Fund's portfolio holdings as of the end of the Fund's first and third fiscal quarters may be accessed by selecting "Portfolio Holdings" from the
"Products" section and then selecting the appropriate link opposite the name of the Fund.  Fiscal quarter information is made available on the website within 70 days after the end of the fiscal quarter.  This information is also available in reports filed with the SEC at the SEC's website at www.sec.gov.

The disclosure policy of the Fund and the Manager prohibits the disclosure of portfolio holdings information to any investor or intermediary before the same information is made available to other investors.  Employees of the Manager or its affiliates who have access to nonpublic information concerning the Fund's portfolio holdings are prohibited from trading securities on the basis of this information.  Such persons must report all personal securities trades and obtain pre-clearance for all personal securities trades other than mutual fund shares.

Firms that provide administrative, custody, financial, accounting, legal or other services to the Fund may receive nonpublic information about Fund portfolio holdings for purposes relating to their services.  The Fund may also provide portfolio holdings information to publications that rate, rank or otherwise categorize investment companies.  Traders or portfolio managers may provide "interest" lists to facilitate portfolio trading if the list reflects only that subset of the portfolio for which the trader or portfolio manager is seeking market interest.  A list of service providers, publications and other third parties who may receive nonpublic portfolio holdings information appears in the Appendix to this SAI.

The furnishing of nonpublic portfolio holdings information to any third party
(other than authorized governmental or regulatory personnel) requires the prior approval of the President of the Manager and of the Chief Compliance Officer of
the Fund.  The President of the Manager and the Chief Compliance Officer will approve the furnishing of nonpublic portfolio holdings information to a third party only if they consider the furnishing of such information to be in the best interests of the Fund and its shareholders.  In that regard, and to address possible conflicts between the interests of Fund shareholders and those of the
Manager and its affiliates, the following procedures apply.  No consideration may be received by the Fund, the Manager, any affiliate of the Manager or any of their employees in connection with the disclosure of portfolio holdings information.  Before information is furnished, the third party must sign a written agreement that it will safeguard the confidentiality of the information, will use it only for the purposes for which it is furnished and will not use it in connection with the trading of any security.  Persons approved to receive nonpublic portfolio holdings information will receive it as often as necessary for the purpose for which it is provided.  Such information may be furnished as frequently as daily and often with no time lag between the date of the information and the date it is furnished.  The Board receives and reviews annually a list of the persons who receive nonpublic portfolio holdings information and the purposes for which it is furnished.


BROKERAGE TRANSACTIONS AND INVESTMENT ALLOCATION

When selecting brokers and dealers to handle the purchase and sale of portfolio instruments, the Manager looks for prompt execution of the order at a favorable price. The Manager will generally use those who are recognized dealers in specific portfolio instruments, except when a better price and execution of the order can be obtained elsewhere. The Manager may select brokers and dealers based on whether they also offer research services (as described below).  The
Manager may also direct certain portfolio trades to a broker that, in turn, pays a portion of the Fund's operating expenses.  The Manager makes decisions on portfolio transactions and selects brokers and dealers subject to review by the
Fund's Board.

Investment decisions for the Fund are made independently from those of other accounts managed by the Manager and accounts managed by affiliates of the
Manager.  Except as noted below, when the Fund and one or more of those accounts invests in, or disposes of, the same security, available investments or opportunities for sales will be allocated among the Fund and the account(s) in a manner believed by the Manager to be equitable. While the coordination and ability to participate in volume transactions may benefit the Fund, it is possible that this procedure could adversely impact the price paid or received and/or the position obtained or disposed of by the Fund.  Investments for
Federated Kaufmann Fund and other accounts managed by that fund's portfolio managers in initial public offerings ("IPO") are made independently from any other accounts, and much of their non-IPO trading may also be conducted independently from other accounts. Trading and allocation of investments, including IPOs, for accounts managed by Federated MDTA LLC are also made independently from the Fund.  Investment decisions, and trading, for certain separately managed or wrap-fee accounts, and other accounts, of Federated
Investment Counseling and Federated MDTA LLC, both affiliates of the Manager, also are generally made, and conducted, independently from the Fund.  It is possible that such independent trading activity could adversely impact the prices paid or received and/or positions obtained or disposed of by the Fund.

On October 31, 2007, the Fund owned securities of the following regular broker/dealers:  Knight Capital Group, $108,621.


RESEARCH SERVICES
Research services may include advice as to the advisability of investing in securities; security analysis and reports; economic studies; industry studies;
receipt of quotations for portfolio evaluations; and similar services. Research services may be used by the Manager or by affiliates of Federated in advising other accounts. To the extent that receipt of these services may replace services for which the Manager or its affiliates might otherwise have paid, it would tend to reduce their expenses. The Manager and its affiliates exercise reasonable business judgment in selecting those brokers who offer brokerage and research services to execute securities transactions. They determine in good faith that commissions charged by such persons are reasonable in relationship to the value of the brokerage and research services provided.

CUSTODIAN
State Street Bank and Trust Company, Boston, Massachusetts, is custodian for the securities and cash of the Fund. Foreign instruments purchased by the Fund are held by foreign banks participating in a network coordinated by State Street
Bank.

TRANSFER AGENT AND DIVIDEND DISBURSING AGENT
State Street Bank and Trust Company, the Fund's registered transfer agent, maintains all necessary shareholder records.

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
The independent registered public accounting firm for the Fund, Ernst & Young
LLP, conducts its audits in accordance with the standards of the Public Company
Accounting Oversight Board (United States), which require it to plan and perform its audits to provide reasonable assurance about whether the Fund's financial statements and financial highlights are free of material misstatement.


FEES PAID BY THE FUND FOR SERVICES
 FOR THE YEAR ENDED OCTOBER 31         2007         2006         2005
 Management Fee Earned             $540,222     $508,980     $506,486
 Management Fee Reduction          136,666      201,326      147,099
 Management Fee Reimbursement      175          0            0
 Sub-Advisory Fee                               30,539       30,389
 Brokerage Commissions                          3,819        3,032
 12B-1 FEE:
  Class C Shares                   155,793      --           --
 SHAREHOLDER SERVICES FEE:
  Institutional Shares             98,010       --           --
  Class C Shares                   51,190       --           --
Fees are allocated among classes based on their pro rata share of Fund assets, except for marketing (Rule 12b-1) fees and shareholder services fees, which are borne only by the applicable class of Shares.

Includes $3,761 paid to a company affiliated with management of Federated.


HOW DOES THE FUND MEASURE PERFORMANCE?

The Fund may advertise Share performance by using the SEC's standard methods for calculating performance applicable to all mutual funds. The SEC also permits this standard performance information to be accompanied by non-standard performance information.

Share performance reflects the effect of non-recurring charges, such as maximum sales charges, which, if excluded, would increase the total return and yield.
The performance of Shares depends upon such variables as: portfolio quality;
average portfolio maturity; type and value of portfolio securities; changes in interest rates; changes or differences in the Fund's or any class of Shares'
expenses; and various other factors.

Share performance fluctuates on a daily basis largely because net earnings and/or the value of portfolio holdings fluctuate daily. Both net earnings and offering price per Share are factors in the computation of yield and total return.

AVERAGE ANNUAL TOTAL RETURNS AND YIELD

Total returns are given for the one-year, five-year and ten-year or Start of
Performance periods ended October 31, 2007.

Yield is given for the 30-day period ended October 31, 2007.

                                                      30-DAY PERIOD     1 YEAR     5 YEARS     10 YEARS

INSTITUTIONAL SHARES:
Total Return
  Before Taxes                                        N/A               8.31%      17..73%     6.72%
  After Taxes on Distributions                        N/A               6.25%      17.11%      5.28%
  After Taxes on Distributions and Sale of Shares
                                                      N/A               7.51%      15.56%      5.12%
Yield                                                 0.42%             N/A        N/A         N/A

                                                                                               START OF
                                                                                               PERFORMANCE ON
                                                      30-DAY PERIOD     1 YEAR     5 YEARS     11/10/1997

CLASS C SHARES:
Total Return
  Before Taxes                                        N/A               6.44%      16.75%      5.80%
  After Taxes on Distributions                        N/A               4.43%      16.18%      4.52%
  After Taxes on Distributions and Sale of Shares
                                                      N/A               6.24%      14.69%      4.43%
Yield                                                 0.00%             N/A        N/A         N/A


TOTAL RETURN
Total return represents the change (expressed as a percentage) in the value of
Shares over a specific period of time, and includes the investment of income and capital gains distributions.

The average annual total return for Shares is the average compounded rate of return for a given period that would equate a $10,000 initial investment to the ending redeemable value of that investment. The ending redeemable value is computed by multiplying the number of Shares owned at the end of the period by the NAV per Share at the end of the period. The number of Shares owned at the end of the period is based on the number of Shares purchased at the beginning of the period with $10,000, less any applicable sales charge, adjusted over the period by any additional Shares, assuming the annual reinvestment of all dividends and distributions.  Total returns after taxes are calculated in a similar manner, but reflect additional standard assumptions required by the SEC.

YIELD
The yield of Shares is calculated by dividing: (i) the net investment income per
Share earned by the Shares over a 30-day period; by (ii) the maximum offering price per Share on the last day of the period. This number is then annualized using semi-annual compounding. This means that the amount of income generated during the 30-day period is assumed to be generated each month over a 12-month period and is reinvested every six months. The yield does not necessarily reflect income actually earned by Shares because of certain adjustments required by the SEC and, therefore, may not correlate to the dividends or other distributions paid to shareholders.

To the extent financial intermediaries charge fees in connection with services provided in conjunction with an investment in Shares, the Share performance is lower for shareholders paying those fees.

WHO IS FEDERATED INVESTORS, INC.?

Federated and  its  subsidiaries are dedicated to providing you with world-class investment management.  With offices in Pittsburgh, New York City and Frankfurt,
Federated is a firm with  independent  research,  product  breadth  and industry standing.

Federated seeks to achieve superior and sustainable investment performance for a broad  array of global clients through a disciplined investment process  and  an information advantage created by proprietary fundamental research.  Federated is distinctive in our disciplined process that integrates proprietary research with trading and portfolio management.


FEDERATED FUNDS OVERVIEW

EQUITIES
As  of  December   31,   2006,   Federated  managed  48  equity  funds  totaling
approximately  $28.7 billion in assets  across  growth,  value,  equity  income, international, index and sector allocation styles.

TAXABLE FIXED-INCOME
As of December 31,  2006,  Federated  managed  35  taxable bond funds including:
high-yield, multi-sector, mortgage-backed, U.S. government,  U.S.  corporate and international, with assets approximating $15.2 billion.

TAX FREE FIXED-INCOME
As  of  December  31,  2006,  Federated  managed  14  municipal  bond funds with approximately  $2.9 billion in assets and 22 municipal money market  funds  with approximately $27.6 billion in total assets.

MONEY MARKET FUNDS
As of December 31,  2006,  Federated  managed $155.2 billion in assets across 51 money market funds, including 17 government,  11 prime, 22 municipal and 1 euro-
denominated  with  assets  approximating  $63.5 billion,  $64.0  billion,  $27.6 billion and $82.9 million.

The  Chief  Investment  Officers  responsible  for   oversight  of  the  various
investment  sectors  within  Federated  are: Stephen F. Auth,  CFA,  for  Global
Equity; Robert J. Ostrowski, CFA, for Taxable Fixed-Income; Mary Jo Ochson, CFA,
for Tax Free Fixed-Income; and Deborah A.  Cunningham,  CFA,  for  Money  Market
Funds.


FINANCIAL INFORMATION


The Financial Statements for the Fund for the fiscal year ended October 31, 2007 are incorporated herein by reference to the Annual Report to Shareholders of
Federated Mini-Cap Index Fund dated October 31, 2007.


INVESTMENT RATINGS

STANDARD & POOR'S (S&P) LONG-TERM DEBT RATING DEFINITIONS
AAA--Highest credit quality. 'AAA' ratings denote the lowest expectation of credit risk. They are assigned only in case of exceptionally strong capacity for timely payment of financial commitments. This capacity is highly unlikely to be adversely affected by foreseeable events.

AA--Very high credit quality. 'AA' ratings denote a very low expectation of credit risk. They indicate very strong capacity for timely payment of financial commitments. This capacity is not significantly vulnerable to foreseeable events.

A--High credit quality. 'A' ratings denote a low expectation of credit risk. The capacity for timely payment of financial commitments is considered strong. This capacity may, nevertheless, be more vulnerable to changes in circumstances or in economic conditions than is the case for higher ratings.

BBB--Good credit quality. 'BBB' ratings indicate that there is currently a low expectation of credit risk. The capacity for timely payment of financial commitments is considered adequate, but adverse changes in circumstances and in economic conditions are more likely to impair this capacity. This is the lowest investment-grade category.

BB--Speculative. 'BB' ratings indicate that there is a possibility of credit risk developing, particularly as the result of adverse economic change over time; however, business or financial alternatives may be available to allow financial commitments to be met. Securities rated in this category are not investment-grade.

B--Highly speculative. 'B' ratings indicate that significant credit risk is present, but a limited margin of safety remains. Financial commitments are currently being met; however, capacity for continued payment is contingent upon a sustained, favorable business and economic environment.

CCC, CC, C--High default risk. Default is a real possibility. Capacity for meeting financial commitments is solely reliant upon sustained, favorable business or economic developments. A 'CC' rating indicates that default of some kind appears probable. 'C' ratings signal imminent default.

D--In payment default. The 'D' rating category is used when payments on a financial commitment are not made on the date due even if the applicable grace period has not expired, unless Standard & Poor's believes that such payments will be made during such grace period. The 'D' rating also will be used upon the filing of a bankruptcy petition or the taking of a similar action if payments on a financial commitment are jeopardized.

MOODY'S INVESTORS SERVICE (MOODY'S) LONG-TERM DEBT RATINGS
AAA-- Bonds and preferred stock which are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edged." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

AA-- Bonds and preferred stock which are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high-grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risk appear somewhat larger than the Aaa securities.

A-- Bonds and preferred stock which are rated A possess many favorable investment attributes and are to be considered as upper-medium-grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present which suggest a susceptibility to impairment some time in the future.

BAA-Bonds and preferred stock which are rated Baa are considered as medium-grade obligations (i.e., they are neither highly protected nor poorly secured).
Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

BA-Bonds and preferred stock which are rated Ba are judged to have speculative elements; their future cannot be considered as well-assured. Often the protection of interest and principal payments may be very moderate, and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

B-Bonds and preferred stock which are rated B generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

CAA-Bonds and preferred stock which are rated Caa are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.

CA-Bonds and preferred stock which are rated Ca are highly speculative and are likely in, or very near, default, with some prospect of recovery of principal and interest.

C-Bonds and preferred stock which are rated C are the lowest rated class of bonds and are typically in default, with little prospect for recovery of principal or interest.

NR--Indicates that both the bonds and the obligor or credit enhancer are not currently rated by S&P or Moody's with respect to short-term indebtedness.
However, management considers them to be of comparable quality to securities rated A-1 or P-1.

NR(1)--The underlying issuer/obligor/guarantor has other outstanding debt rated
AAA by S&P or Aaa by Moody's.

NR(2)--The underlying issuer/obligor/guarantor has other outstanding debt rated
AA by S&P or Aa by Moody's.

NR(3)--The underlying issuer/obligor/guarantor has other outstanding debt rated
A by S&P or Moody's.

FITCH RATINGS LONG-TERM DEBT RATING DEFINITIONS
AAA--HIGHEST CREDIT QUALITY. 'AAA' ratings denote the lowest expectation of credit risk. They are assigned only in case of exceptionally strong capacity for timely payment of financial commitments. This capacity is highly unlikely to be adversely affected by foreseeable events.

AA--VERY HIGH CREDIT QUALITY. 'AA' ratings denote a very low expectation of credit risk. They indicate very strong capacity for timely payment of financial commitments. This capacity is not significantly vulnerable to foreseeable events.

A--HIGH CREDIT QUALITY. 'A' ratings denote a low expectation of credit risk. The capacity for timely payment of financial commitments is considered strong. This capacity may, nevertheless, be more vulnerable to changes in circumstances or in economic conditions than is the case for higher ratings.

BBB--GOOD CREDIT QUALITY. 'BBB' ratings indicate that there is currently a low expectation of credit risk. The capacity for timely payment of financial commitments is considered adequate, but adverse changes in circumstances and in economic conditions are more likely to impair this capacity. This is the lowest investment-grade category.

BB--SPECULATIVE. 'BB' ratings indicate that there is a possibility of credit risk developing, particularly as the result of adverse economic change over time; however, business or financial alternatives may be available to allow financial commitments to be met. Securities rated in this category are not investment-grade.

B--HIGHLY SPECULATIVE. 'B' ratings indicate that significant credit risk is present, but a limited margin of safety remains. Financial commitments are currently being met; however, capacity for continued payment is contingent upon a sustained, favorable business and economic environment.

MOODY'S COMMERCIAL PAPER RATINGS
PRIME-1--Issuers rated Prime-1 (or supporting institutions) have a superior ability for repayment of senior short-term debt obligations. Prime-1 repayment ability will often be evidenced by many of the following characteristics:
leading market positions in well established industries, high rates of return on funds employed, conservative capitalization structure with moderate reliance on debt and ample asset protection, broad margins in earning coverage of fixed financial charges and high internal cash generation, and well-established access to a range of financial markets and assured sources of alternate liquidity.

PRIME-2--Issuers rated Prime-2 (or supporting institutions) have a strong ability for repayment of senior short-term debt obligations. This will normally be evidenced by many of the characteristics cited above, but to a lesser degree.
Earnings trends and coverage ratios, while sound, will be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained.

S&P COMMERCIAL PAPER RATINGS
A-1-- A short-term obligation rated 'A-1' is rated in the highest category by
Standard & Poor's. The obligor's capacity to meet its financial commitment on the obligation is strong. Within this category, certain obligations are designated with a plus sign (+). This indicates that the obligor's capacity to meet its financial commitment on these obligations is extremely strong.

A-2-- A short-term obligation rated 'A-2' is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher rating categories. However, the obligor's capacity to meet its financial commitment on the obligation is satisfactory.

FITCH RATINGS COMMERCIAL PAPER RATING DEFINITIONS
F-1--Indicates the strongest capacity for timely payment of financial commitments relative to other issuers or issues in the same country. Under their national rating scale, this rating is assigned to the "best" credit risk relative to all others in the same country and is normally assigned to all financial commitments issued or guaranteed by the sovereign state. Where the credit risk is particularly strong, a "+" is added to the assigned rating.

F-2-- Indicates a satisfactory capacity for timely payment of financial commitments relative to other issuers or issues in the same country. However, the margin of safety is not as great as in the case of the higher ratings.

A.M. BEST LONG-TERM DEBT RATINGS
An A.M. Best Long-Term Debt Rating (issue credit rating) is an opinion as to the issuer's ability to meet its financial obligations to security holders when due.
These ratings are assigned to debt and preferred stock issues.

AAA-EXCEPTIONAL.  Assigned to issues where the issuer has, in A.M. Best's opinion, an exceptional ability to meet the terms of the obligation.

AA-VERY STRONG.  Assigned to issues where the issuer has, in A.M. Best's opinion, a very strong ability to meet the terms of the obligation.

A-STRONG.  Assigned to issues where the issuer has, in A.M. Best's opinion, a strong ability to meet the terms of the obligation.

BBB-ADEQUATE.  Assigned to issues where the issuer has, in A.M. Best's opinion, an adequate ability to meet the terms of the obligation; however, is more susceptible to changes in economic or other conditions.

BB-SPECULATIVE.  Assigned to issues where the issuer has, in A.M. Best's opinion, speculative credit characteristics, generally due to a moderate margin of principal and interest payment protection and vulnerability to economic changes.  .

B-VERY SPECULATIVE.  Assigned to issues where the issuer has, in A.M. Best's opinion, very speculative credit characteristics, generally due to a modest margin of principal and interest payment protection and extreme vulnerability to economic changes.  .

CCC, CC, C-EXTREMELY SPECULATIVE.  Assigned to issues where the issuer has, in
A.M. Best's opinion, extremely speculative credit characteristics, generally due to a minimal margin of principal and interest payment protection and/or limited ability to withstand adverse changes in economic or other conditions.

D-IN DEFAULT.  In default on payment of principal, interest or other terms and conditions.  The rating also is utilized when a bankruptcy petition, or similar action, has been filed.

Ratings from "aa" to "ccc" may be enhanced with a "+" (plus) or "-" (minus) to indicate whether credit quality is near the top or bottom of a category.  A company's Long-Term Credit Rating also may be assigned an Under Review modifier
("u") that generally is event-driven (positive, negative or developing) and indicates that the company's A.M. Best Rating opinion is under review and may be subject to near-term change.  Ratings prefixed with an ("i") denote indicative ratings.  Ratings may also be assigned a Public Data modifier ("pd") which indicates that a company does not subscribe to A.M. Best's interactive rating process.

A.M. BEST SHORT-TERM DEBT RATINGS
An A.M. Best Short-Term Debt Rating (issue credit rating) is an opinion as to the issuer's ability to meet its obligations having maturities generally less than one year, such as commercial paper.

AMB-1+ -STRONGEST.  Assigned to issues where the issuer has, in A.M. Best's opinion, the strongest ability to repay short-term debt obligations.

AMB-1 -OUTSTANDING.  Assigned to issues where the issuer has, in A.M. Best's opinion, an outstanding ability to repay short-term debt obligations.

AMB-2 -SATISFACTORY.  Assigned to issues where the issuer has, in A.M. Best's opinion, a satisfactory ability to repay short-term debt obligations.

AMB-3 -ADEQUATE.  Assigned to issues where the issuer has, in A.M. Best's opinion, an adequate ability to repay short-term debt obligations; however, adverse economic conditions will likely lead to a reduced capacity to meet its financial commitments on short-term debt obligations.

AMB-4 -SPECULATIVE.  Assigned to issues where the issuer has, in A.M. Best's opinion, speculative credit characteristics and is vulnerable to economic or other external changes, which could have a marked impact on the company's ability to meet its commitments on short-term debt obligations.

D-IN DEFAULT.  In default on payment of principal, interest or other terms and conditions.  The rating also is utilized when a bankruptcy petition, or similar action, has been filed.

A company's Short-Term Credit Rating also may be assigned an Under Review modifier ("u") that generally is event-driven (positive, negative or developing)
and indicates that the company's A.M. Best Rating opinion is under review and may be subject to near-term change.  Ratings prefixed with an ("i") denote indicative ratings.

A.M. BEST RATING OUTLOOK
A.M. Best Credit Ratings (aaa to c) are assigned a Rating Outlook that indicates the potential direction of a company's rating for an intermediate period, generally defined as the next 12 to 36 months.  Public Data Ratings are not assigned an Outlook.  Ratings Outlooks are as follows:

POSITIVE-Indicates a company's financial/market trends are favorable, relative to its current rating level, and if continued, the company has a good possibility of having its rating upgraded.

NEGATIVE-Indicates a company is experiencing unfavorable financial/market trends, relative to its current rating level, and if continued, the company has a good possibility of having its rating downgraded.

STABLE-Indicates a company is experiencing stable financial/market trends and that there is a low likelihood that its rating will change in the near term.

ADDRESSES

FEDERATED MINI-CAP INDEX FUND

Institutional Shares
Class C Shares

Federated Investors Funds

5800 Corporate Drive

Pittsburgh, PA 15237-7000

DISTRIBUTOR
Federated Securities Corp.

Federated Investors Tower

1001 Liberty Avenue

Pittsburgh, PA 15222-3779

INVESTMENT MANAGER
Federated Equity Management Company of Pennsylvania

Federated Investors Tower

1001 Liberty Avenue

Pittsburgh, PA 15222-3779

SUB ADVISER
BlackRock Investment Management, LLC
P.O. Box 9011
Princeton, NJ 08543-9011

CUSTODIAN, TRANSFER AGENT AND DIVIDEND DISBURSING AGENT
State Street Bank and Trust Company

P.O. Box 8600

Boston, MA 02266-8600

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
Ernst & Young LLP

200 Clarendon Street

Boston, MA 02116-5072

APPENDIX

The following is a list of persons other than the Manager and its affiliates that may receive nonpublic portfolio holdings information concerning the Fund:

CUSTODIAN
State Street Bank and Trust Company

SECURITIES LENDING AGENT
Citibank, N.A.

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
Ernst & Young LLP

LEGAL COUNSEL
Dickstein Shapiro LLP
Reed Smith LLP

SERVICE PROVIDERS
Bloomberg
Factset
Institutional Shareholder Services
Investor Responsibility Research Center
Wilshire Associates, Inc.

SECURITY PRICING SERVICES
Reuters
Standard & Poor's
FT Interactive Data
Bear Stearns

RATINGS AGENCIES
Standard & Poor's

PERFORMANCE REPORTING/PUBLICATIONS
Fidelity Strategic Advisors
Lipper
Morningstar
NASDAQ
Value Line
Wiesenberger/Thomson Financial

OTHER
Investment Company Institute
Astec Consulting Group, Inc.

PART C.      OTHER INFORMATION

Item 23.     Exhibits

             (a)    (i)          Conformed copy of Amended and Restated
                                 Declaration of Trust of the Registrant;
                                 (18)
                    (ii)         Conformed copy of Amendment No. 10 to
                                 the Declaration of Trust of the
                                 Registrant; (20)
                    (iii)        Conformed copy of Amendment No. 11 to
                                 the Declaration of Trust of the
                                 Registrant; (22)
                    (iv)         Conformed copy of Amendment No. 12 to
                                 the Declaration of Trust of the
                                 Registrant; (22)
                    (v)          Conformed Copy of Amendment no. 13 to
                                 the Declaration of Trust of the
                                 Registrant; (25)
                    (vi)         Conformed Copy of Amendment No. 14 to
                                 the Declaration of Trust; (25)
             (b)    (i)          Copy of By-Laws of the Registrant; (5)
                    (ii)         Copies of Amendment Nos. 1-4 to the By-
                                 Laws of the Registrant; (16)
                    (iii)        Copy of Amendment No. 5 to the By-Laws
                                 of the Registrant;(24)
                    (iv)         Copy of Amendment No. 6 to the By-Laws
                                 of the Registrant;(24)
                    (v)          Copy of Amendment No. 7 to the By-Laws
                                 of the Registrant; (26)
                    (vi)         Copy of Amendment No. 8 to the By-Laws
                                 of the Registrant (27)
                    (vii)        Copy of Amendment No. 9 to the By-Laws
                                 of the Registrant; (28)
             (c)    (i)          Copy of Specimen Certificate for Shares
                                 of Beneficial Interest of the Federated
                                 Mid-Cap Index Fund and Federated Mini-
                                 Cap Index Fund; (11)
                    (ii)         Copy of Specimen Certificates for
                                 Shares of Beneficial Interest of the
                                 Institutional Shares and Institutional
                                 Service Shares of the Federated Max-Cap
                                 Index Fund; (11)
             (d)    (i)          Conformed copy of Investment Management
                                 Contract of the Registrant; (10)
                    (ii)         Conformed copy of Exhibit A, B and C to
                                 Investment Management Contract of the
                                 Registrant; (18)
                    (iii)        Conformed copy of Amendment to
                                 Investment Management Contract between
                                 the Registrant and Federated Investment
                                 Management Company; (19)
                    (iv)         Conformed copy of Assignment of
                                 Investment Management Contract and Sub-
                                 Advisory Agreement; (25)
                    (v)          Conformed copy of Subadvisory Agreement of
                                 the Registrant;(25)
                    (vi)         Conformed copy of Subadvisory Agreement fot
                                 he Registrant; (28)
             (e)    (i)          Conformed copy of Distributor's
                                 Contract of the Registrant; (10)
                    (ii)         Conformed copy of Exhibit D to
                                 Distributor's Contract of the
                                 Registrant;(10)
                    (iii)        Conformed copies of Exhibits E and F to
                                 Distributor's Contract of the
                                 Registrant; (14)
                    (iv)         Conformed copy of Exhibit H to
                                 Distributor's Contract of the
                                 Registrant; (25)
                    (v)          The Registrant hereby incorporates the
                                 conformed copy of the specimen Mutual
                                 Funds Sales and Service Agreement;
                                 Mutual Funds Service Agreement and Plan
                                 Trustee/Mutual Funds Service Agreement
                                 from Item 24(b)(6) (ii) - (iv) of the
                                 Cash Trust Series II Registration
                                 Statement on Form N-1A, filed with the
                                 Commission on July 24, 1995. (File Nos.
                                 33-38550 and 811-6269);
                    (vi)         Conformed copy of Amendment to
                                 Distributor's Contract between the
                                 Registrant and Federated Securities
                                 Corp.; (19)
                    (vii)        Conformed copy of Amendment to
                                 Distributor's Contracts between the
                                 Federated Funds and Federated
                                 Securities Corp.; (25)
             (f)                 Not applicable;
             (g)    (i)          Conformed copy of Custodian Contract of
                                 the Registrant; (19)
                    (ii)         Conformed copy of Exhibit A and D to
                                 Custody Agreement of Registrant; (21)
             (h)    (i)          The Registrant hereby incorporates the
                                 conformed copy of the Second Amended
                                 and Restated Services Agreement with
                                 attached Schedule 1 revised 6/30/04,
                                 from Item 23(h) (vii) of the Cash Trust
                                 Series, Inc. Registration Statement on
                                 Form N-1A, filed with the Commission on
                                 July 29, 2004. (File Nos. 33-29838 and
                                 811-5843).
                    (ii)         The responses described in Item
                                 22(e)(v) are hereby incorporated by
                                 reference.
                    (iii)        Conformed copy of the Financial
                                 Administration and Accounting
                                 Agreement; (+)
                    (iv)         The Registrant hereby incorporates the
                                 conformed copy of Transfer Agency and
                                 Service Agreement between the Federated
                                 Funds and State Street Bank and Trust
                                 Company from Item 23(h)(ix)of the
                                 Federated Total Return Government Bond
                                 Fund Registration Statement on Form N-
                                 1A, filed with the Commission on April
                                 28, 2005. (File Nos. 33-60411 and 811-
                                 07309)
             (i)                 Conformed copy of the Opinion and
                                 Consent of Counsel as to legality of
                                 shares being registered; (12)
             (j)                 Conformed Copy of Consent of
                                 Independent Registered Public
                                 Accounting Firm; (+)
             (k)                 Not applicable;
             (l)                 Conformed copy of Initial Capital
                                 Understanding; (3)
             (m)    (i)          Conformed copy of Distribution Plan of
                                 the Registrant; (25)
                    (ii)         Conformed copies of Exhibits A, B and C
                                 to the Distribution Plan of the
                                 Registrant; (25)
                    (iii)        The responses described in Item
                                 22(e)(v) are hereby incorporated by
                                 reference;
             (n)                 The Registrant hereby incorporates the
                                 Copy of the Multiple Class Plan and
                                 attached Exhibits from Item (n) of the
                                 Federated Income Trust Registration
                                 Statement on Form N-1A, filed with the
                                 Commission on March 31, 2005. (File
                                 Nos. 2-75366 and 811-3352).
             (o)    (i)          Conformed copy of Power of Attorney of
                                 the Registrant; (25)
                    (ii)         Conformed copy of Power of Attorney of
                                 Stephen F. Auth, Chief Investment
                                 Officer of the Registrant; (22)
                    (iii)        Conformed copy of Power of Attorney of
                                 Richard A. Novak, Treasurer of the
                                 Registrant; (28)
                    (iv)         Conformed copy of Power of Attorney of
                                 Thomas M. O'Neill, Trustee of the
                                 Registrant;(28)
                    (v)          Conformed copy of Power of Attorney of
                                 James F. Will, Trustee of the
                                 Registrant; (28)
                    (vi)         Conformed copy of Power of Attorney of
                                 John F. Donahue, Trustee of the
                                 Registrant; (29)
             (p)    (i)          The Registrant hereby incorporates the
                                 conformed copy of the Federated
                                 Investors, Inc. Code of Ethics for
                                 Access Persons, effective 1/1/2005,
                                 from Item 23(p) of the Money Market
                                 Obligations Trust Registration
                                 Statement on Form N-1A, filed with the
                                 Commission on February 25, 2005.  (File
                                 Nos. 33-31602 and 811-5950).

+      All exhibits have been filed electronically.

3.     Response is incorporated by reference to Registrant's Pre-
       Effective Amendment No. 2 on Form N-1A dated June 29, 1990. (File
       Nos. 33-33852 and 811-6061)
5.     Response is incorporated by reference to Registrant's Post-
       Effective Amendment No. 2 on Form N-1A filed September 12, 1991.
       (File Nos. 33-33852 and 811-6061)
10.    Response is incorporated by reference to Registrant's Post-
       Effective Amendment No. 9 on Form N-1A filed December 29, 1993.
       (File Nos. 33-33852 and 811-6061)
11.    Response is incorporated by reference to Registrant's Post-
       Effective Amendment No. 10 on Form N-1A filed December 29, 1994.
       (File Nos. 33-33852 and 811-6061)
12.    Response is incorporated by reference to Registrant's Post-
       Effective Amendment No. 11 on Form N-1A filed December 28, 1995.
       (File Nos. 33-33852 and 811-6061)
14.    Response is incorporated by reference to Registrant's Post-
       Effective Amendment No. 13 on Form N-1A filed November 6, 1997.
       (File Nos. 33-33852 and 811-6061)
16.    Response is incorporated by reference to Registrant's Post-
       Effective Amendment No. 15 on Form N-1A filed October 30, 1998.
       (File Nos. 33-33852 and 811-6061)
18.    Response is incorporated by reference to Registrant's Post-
       Effective Amendment No. 18 on Form N-1A filed December 27, 2000.
       (File Nos. 33-33852 and 811-6061)
19.    Response is incorporated by reference to Registrant's Post-
       Effective Amendment No. 19 on Form N-1A filed October 23, 2001.
       (File Nos. 33-33852 and 811-6061)
20.    Response is incorporated by reference to Registrant's Post-
       Effective Amendment No. 20 on Form N-1A filed December 26, 2001.
       (File Nos. 33-33852 and 811-6061)
21.    Response is incorporated by reference to Registrant's Post-
       Effective Amendment No. 23 on Form N-1A filed February 19, 2002.
       (File Nos. 33-33852 and 811-6061)
22.    Response is incorporated by reference to Registrant's Post-
       Effective Amendment No. 21 on Form N-1A filed December 26, 2002.
       (File Nos. 33-33852 and 811-6061)
24.    Response is incorporated by reference to Registrant's Post-
       Effective Amendment No. 28 on Form N-1A filed December 30, 2003.
       (File Nos. 33-33852 and 811-6061)
25     Response is incorporated by reference to Registrant's Post
       Effective Amendment No. 29 on Form N-1A filed October 15, 2004.
       (File Nos. 33-33852 and 811-6061)
26.    Response is incorporated by reference to Registrant's Post
       Effective Amendment No. 30 on Form N-1A filed December 29, 2004.
       (File Nos. 33-33852 and 811-6061)
27.    Response is incorporated by reference to Registrant's Post
       Effective Amendment No. 31 on Form N-1A filed December 28, 2005.
       (File Nos. 33-33852 and 811-6061)
28.    Response is incorporated by reference to Registrant's Post
       Effective Amendment No. 32 on Form N-1A filed October 13, 2006.
       (File Nos. 33-33852 and 811-6061)
29.    Response is incorporated by reference to Registrant's Post
       Effective Amendment No. 33 on Form N-1A filed on December 29,
       2006 (File Nos. 33-33852 and 811-6061)

Item 24.     Persons Controlled by or Under Common Control with the
             Fund:

             None

Item 25.     Indemnification: (3)

Item 26.                                             Business and Other
Connections of Investment Adviser:

For a description of the other business of the investment adviser, see the section entitled "Who Manages the Fund?" in Part A. The affiliations with the
Registrant of two of the Trustees and two of the Officers of the investment adviser are included in Part B of this Registration Statement under "Who Manages and Provides Services to the Fund?"  The remaining Trustees of the investment adviser and, in parentheses, their principal occupations are:  Thomas R.
Donahue, (Chief Financial Officer, Federated Investors, Inc.), 1001 Liberty
Avenue, Pittsburgh, PA, 15222-3779 and Mark D. Olson (a principal of the firm,
Mark D. Olson & Company, L.L.C. and Partner, Wilson, Halbrook & Bayard,
P.A.), 800 Delaware Avenue, P.O. Box 2305, Wilmington, DE  19899-2305.

The remaining Officers of the investment adviser are:

President/ Chief Executive Officer
and Trustee:                                         John B. Fisher

Vice Chairman:                                       William D. Dawson, III

Senior Vice Presidents:                              J. Scott Albrecht
                                                     Joseph M. Balestrino
                                                     Jonathan C. Conley
                                                     Deborah A. Cunningham
                                                     Mark E. Durbiano
                                                     Donald T. Ellenberger
                                                     Susan R. Hill
                                                     Robert M. Kowit
                                                     Jeffrey A. Kozemchak
                                                     Mary Jo Ochson
                                                     Robert J. Ostrowski
                                                     Paige Wilhelm

Vice Presidents:                                     Todd A. Abraham
                                                     Randall S. Bauer
                                                     Nancy J.Belz
                                                     G. Andrew Bonnewell
                                                     Karol Crummie
                                                     Lee R. Cunningham, II
                                                     B. Anthony Delserone,Jr.
                                                     William Ehling
                                                     Eamonn G. Folan
                                                     Richard J. Gallo
                                                     John T. Gentry
                                                     Kathyrn P. Glass
                                                     Patricia L. Heagy
                                                     William R. Jamison
                                                     Nathan H. Kehm
                                                     John C. Kerber
                                                     J. Andrew Kirschler
                                                     Marian R. Marinack
                                                     Kevin McCloskey
                                                     John W. McGonigle
                                                     Natalie F. Metz
                                                     Thomas J. Mitchell
                                                     Joseph M. Natoli
                                                     Bob Nolte
                                                     Mary Kay Pavuk
                                                     Jeffrey A. Petro
                                                     John Polinski
                                                     Ihab L. Salib
                                                     Roberto Sanchez-Dahl,Sr.
                                                     John Sidawi
                                                     Michael W. Sirianni, Jr.
                                                     Christopher Smith
                                                     Timothy G. Trebilcock
                                                     Paolo H. Valle
                                                     Stephen J. Wagner
                                                     George B. Wright

Assistant Vice Presidents:                           Hanan Callas
                                                     Jerome Conner
                                                     James R. Crea, Jr.
                                                     Richard Cumberledge
                                                     Jason DeVito
                                                     Bryan Dingle
                                                     Timothy Gannon
                                                     James Grant
                                                     Tracey L. Lusk
                                                     Ann Manley
                                                     Karl Mocharko
                                                     Joseph Mycka
                                                     Nick Navari
                                                     Gene Neavin
                                                     Liam O'Connell
                                                     Rae Ann Rice
                                                     Brian Ruffner
                                                     Kyle D. Stewart
                                                     Mary Ellen Tesla
                                                     Nichlas S. Tripodes
                                                     Mark Weiss

Secretary:                                           G. Andrew Bonnewell

Treasurer:                                           Thomas R. Donahue

Assistant Treasurer:                                 Denis McAuley, III

             The business address of each of the Officers of the investment adviser is Federated Investors Tower, 1001 Liberty Avenue,
             Pittsburgh, Pennsylvania 15222-3779.  These individuals are also officers of a majority of the investment advisers to the investment companies in the Federated Fund Complex described in Part B of this
             Registration Statement.

Item 27.Principal Underwriters:

             (a)    Federated Securities Corp. the Distributor for shares
                    of  the Registrant, acts as principal underwriter for
                    the   following    open-end   investment   companies,
                    including the Registrant:

                    Cash  Trust  Series,  Inc.;  Cash  Trust  Series  II;
                    Federated Adjustable Rate  Securities Fund; Federated
                    American Leaders Fund, Inc.;  Federated  Core  Trust;
                    Federated  Core  Trust  II,  L.P.;  Federated  Equity
                    Funds;  Federated Equity Income Fund, Inc.; Federated
                    Fixed Income  Securities, Inc.; Federated GNMA Trust;
                    Federated   Government   Income   Securities,   Inc.;
                    Federated High Income Bond Fund, Inc.; Federated High
                    Yield Municipal  Income  Fund;  Federated  High Yield
                    Trust;  Federated  Income Securities Trust; Federated
                    Income  Trust;  Federated   Index   Trust;  Federated
                    Institutional  Trust;  Federated  Insurance   Series;
                    Federated    Intermediate   Government   Fund,   Inc.
                    Federated  International   Series,   Inc.;  Federated
                    Investment  Series  Funds,  Inc.;  Federated  Managed
                    Allocation Portfolios; Federated Municipal High Yield
                    Advantage Fund, Inc.; Federated Managed  Pool Series;
                    Federated MDT Series;  Federated Municipal Securities
                    Fund,  Inc.;  Federated  Municipal Securities  Income
                    Trust;   Federated  Premier  Intermediate   Municipal
                    Income Fund; Federated Premier Municipal Income Fund;
                    Federated Short-Term Municipal Trust; Federated Stock
                    and Bond Fund, Inc.; Federated Stock Trust; Federated
                    Total Return  Government  Bond  Fund; Federated Total
                    Return Series, Inc.; Federated U.S.  Government  Bond
                    Fund;  Federated U.S. Government Securities Fund: 1-3
                    Years; Federated U.S. Government Securities Fund: 2-5
                    Years;  Federated   World  Investment  Series,  Inc.;
                    Intermediate  Municipal  Trust;  Edward  Jones  Money
                    Market Fund and Money Market Obligations Trust.

         (b)

          (1)                          (2)                           (3)
Positions and Offices                                      Positions and Offices
  With Distributor                     Name                    With Registrant
_____________________           _________________          _____________________

Chairman:                       Richard B. Fisher          Vice President

Executive Vice
Vice President, Assistant
Secretary and Director:         Thomas R. Donahue

President and Director:         Thomas E. Territ

Vice President and Director:    Peter J. Germain

Treasurer and Director:         Denis McAuley III

Senior Vice Presidents:         Michael Bappert
                                Richard W. Boyd
                                Laura M. Deger
                                Peter W. Eisenbrandt
                                Theodore Fadool, Jr.
                                Christopher Fives
                                James S. Hamilton
                                James M. Heaton
                                Harry J. Kennedy
                                Anne H. Kruczek
                                Amy Michaliszyn
                                Keith Nixon
                                Solon A. Person, IV
                                Colin B. Starks
                                Robert F. Tousignant
                                Paul Uhlman

Vice Presidents:                Irving Anderson
                                Dan Berry
                                John B. Bohnet
                                Edward R. Bozek
                                Jane E. Broeren-Lambesis
                                Daniel Brown
                                Bryan Burke
                                Mark Carroll
                                Dan Casey
                                Scott Charlton
                                Steven R. Cohen
                                James Conely
                                Kevin J. Crenny
                                G. Michael Cullen
                                Beth C. Dell
                                Ron Dorman
                                Donald C. Edwards
                                Lee England
                                Timothy Franklin
                                Jamie Getz
                                Scott Gundersen
                                Peter Gustini
                                Dayna C. Haferkamp
                                Raymond J. Hanley
                                Vincent L. Harper, Jr.
                                Bruce E. Hastings
                                Jeffrey S. Jones
                                Michael W. Koenig
                                Ed Koontz
                                Christopher A. Layton
                                Michael H. Liss
                                Michael R. Manning
                                Michael Marcin
                                Martin J. McCaffrey
                                Mary A. McCaffrey
                                Richard C. Mihm
                                Vincent T. Morrow
                                Doris T. Muller
                                Alec H. Neilly
                                Rebecca Nelson
                                James E. Ostrowski
                                Stephen Otto
                                Brian Paluso
                                Mark Patsy
                                Robert F. Phillips
                                Chris Randal
                                Josh Rasmussen
                                Richard A. Recker
                                Ronald Reich
                                Christopher Renwick
                                Diane M. Robinson
                                Brian S. Ronayne
                                Timothy A. Rosewicz
                                Thomas S. Schinabeck
                                Edward J. Segura
                                Peter Siconolfi
                                Edward L. Smith
                                John A. Staley
                                Mark Strubel
                                William C. Tustin
                                Michael Vahl
                                David Wasik
                                G. Walter Whalen
                                Stephen White
                                Jeff Wick
                                Patrick M. Wiethorn
                                Lewis Williams
                                Edward J. Wojnarowski
                                Michael P. Wolff
                                Erik Zettlemayer
                                Paul Zuber

Assistant Vice Presidents:      Robert W. Bauman
                                Charles L. Davis, Jr.
                                William Rose

Secretary:                      C. Todd Gibson

Assistant Treasurer:            Lori A. Hensler
                                Richard A. Novak

The business address of each of the Officers of Federated Securities
Corp. is Federated Investors Tower, 1001 Liberty Avenue, Pittsburgh,
Pennsylvania 15222-3779.

          (c)     Not applicable

Item 28.     Location of Accounts and Records:

All accounts and records required to be maintained by Section 31(a) of the Investment Company Act of 1940 and Rules 31a-1 through 31a-3 promugated thereunder are maintained at one of the following locations:

Registrant                       Reed Smith LLP
                                 Investment Management Group (IMG)
                                 Federated Investors Tower
                                 1001 Liberty Avenue
                                 Pittsburgh, PA 15222-3779

(Notices should be sent to the Agent for Service at above address)

                                 Federated Investors Funds
                                 5800 Corporate Drive
                                 Pittsburgh, PA 15237-7000

State Street Band and Trust Company
("Custodian, Transfer Agent and Dividend
Disbursing Agent")                      P.O. Box 8600
                                        Boston, MA 02266-8600

Federated Equity Management
Company of Pennsylvania
("Manager")                             Federated Investors Tower
                                        1001 Liberty Avenue
                                        Pittsburgh, PA 15222-3779

Fund Asset Management, L.P.
d/b/a Mercury Advisors
("Sub-Manager")                         800 Scudders Mill Road
                                        Plainsboro, NJ 08536

Item 29      Management Services:  Not applicable.

Item 30      Undertakings:

       Registrant hereby undertakes to comply with the provisions of
Section 16(c) of the 1940 Act with respect to the removal of Trustees and the calling of special shareholder meetings by shareholders.

                               SIGNATURES

    Pursuant to the requirements of the Securities Act of 1933 and the
Investment Company Act of 1940, the Registrant, FEDERATED INDEX TRUST,
CERTIFIES THAT IT MEETS ALL OF THE REQUIREMENTS FOR EFFECTIVENESS OF
THIS AMENDMENT TO ITS REGISTRATION STATEMENT PURSUANT TO RULE 485(B)
UNDER THE SECURITIES ACT OF 1933 AND has duly caused this Amendment to its Registration Statement to be signed on its behalf by the undersigned, duly authorized, in the City of Pittsburgh and Commonwealth of Pennsylvania, on the 28th day of December, 2007.

                         FEDERATED INDEX TRUST

             BY: /s/ Todd P. Zerega
             Todd P. Zerega, Assistant Secretary
             December 28, 2007

       Pursuant to the requirements of the Securities Act of 1933, this
Amendment to its Registration Statement has been signed below by the following person in the capacity and on the date indicated:

      NAME                                 TITLE                      DATE
By:  /s/ Todd P. Zerega               Attorney In Fact         December 28, 2007
Todd P. Zerega                        For the Persons
ASSISTANT SECRETARY                   Listed Below

NAME                                          TITLE

John F. Donahue*                     Trustee

J. Christopher Donahue*              President and Trustee
                                     (Principal Executive Officer)

Richard A. Novak*                    Treasurer
                                     (Principal Financial Officer)

Thomas G. Bigley*                    Trustee

John T. Conroy, Jr.*                 Trustee

Nicholas P. Constantakis*            Trustee

John F. Cunningham*                  Trustee

Lawrence D. Ellis, M.D.*             Trustee

Peter E. Madden*                     Trustee

Charles F. Mansfield, Jr.*           Trustee

John E. Murray, Jr.*                 Trustee

Thomas M. O'Neill*                   Trustee

Marjorie P. Smuts*                   Trustee

John S. Walsh*                       Trustee

James F. Will*                       Trustee

*By Power of Attorney